UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

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Date of fiscal year end: 8/31

Date of reporting period: 2/28/22

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following eight semiannual reports to shareholders for the period ended February 28, 2022:

•Emerging Markets Fund

•Multi-Asset High Income Fund

•Emerging Markets Debt Fund

•New Opportunities Fund

•Strategic Income Opportunities Fund

•Floating Rate Income Fund

•Opportunistic Fixed Income Fund

•John Hancock Funds II - Underlying Funds Capital Appreciation Fund

Capital Appreciation Value Fund Core Bond Fund

Health Sciences Fund High Yield Fund

International Strategic Equity Allocation Fund Mid Value Fund

Science & Technology Fund Strategic Equity Allocation Fund U.S. Sector Rotation Fund

Semiannual report
John Hancock
Emerging Markets Fund
International equity
February 28, 2022

A message to shareholders
Dear shareholder,
The global equity markets finished 2021 with gains but overall moved lower for the report period of six months ended February 28, 2022. The conflict between Russia and Ukraine was a key driver of market performance. In addition to raising fears about the potential for a broader dispute, it contributed to a surge in oil prices and raised the possibility of instability in the world financial system.
Separately, persistent inflation fueled concerns that the U.S. Federal Reserve (Fed) would need to raise interest rates several times in 2022. Although expectations for the extent of the Fed’s policy tightening diminished in response to geopolitical developments, the prospect of higher rates remained a key headwind for sentiment through period end. The fact that Russia and Ukraine are major suppliers of the world’s wheat supply—and Russia is a key exporter of oil, natural gas, and coal—further escalated supply chain and inflation fears. Together, these factors led to elevated volatility and weak returns for stocks.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
14	Financial statements
18	Financial highlights
23	Notes to financial statements
34	More information
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2022 (%)

The MSCI Emerging Markets (EM) Index tracks the performance of publicly traded large- and mid-cap emerging-market stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2022 (% of net assets)
Taiwan Semiconductor Manufacturing Company, Ltd.	4.7
Samsung Electronics Company, Ltd.	3.5
Tencent Holdings, Ltd.	3.2
China Construction Bank Corp., H Shares	1.1
Alibaba Group Holding, Ltd., ADR	1.0
Vale SA	1.0
Ping An Insurance Group Company of China, Ltd., H Shares	1.0
Infosys, Ltd.	0.8
SK Hynix, Inc.	0.7
Reliance Industries, Ltd.	0.6
TOTAL	17.6
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

TOP 10 COUNTRIES AS OF 2/28/2022 (% of net assets)
China	25.7
Taiwan	16.6
India	13.2
South Korea	13.2
Brazil	4.9
South Africa	4.0
Hong Kong	3.9
Saudi Arabia	3.0
Mexico	2.8
Thailand	2.2
TOTAL	89.5
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-8.40	4.72	2.20	-10.50	25.93	24.34
Class C1	-5.23	5.03	2.30	-7.02	27.84	25.49
Class I2	-3.30	6.10	3.06	-5.63	34.44	35.13
Class R6[2]	-3.19	6.21	3.15	-5.60	35.15	36.41
Class NAV[2]	-3.24	6.22	3.19	-5.65	35.20	36.84
Index†	-10.69	6.99	3.24	-9.81	40.21	37.60
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.45	2.15	1.15	1.04	1.03
Net (%)	1.44	2.14	1.14	1.03	1.02
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI Emerging Markets Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI Emerging Markets Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-29-12	12,549	12,549	13,760
Class I2	2-29-12	13,513	13,513	13,760
Class R6[2]	2-29-12	13,641	13,641	13,760
Class NAV[2]	2-29-12	13,684	13,684	13,760
The MSCI Emerging Markets (EM) Index tracks the performance of publicly traded large- and mid-cap emerging-market stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C shares were first offered on 6-27-14. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$942.20	$6.79	1.41%
	Hypothetical example	1,000.00	1,017.80	7.05	1.41%
Class C	Actual expenses/actual returns	1,000.00	939.10	10.14	2.11%
	Hypothetical example	1,000.00	1,014.30	10.54	2.11%
Class I	Actual expenses/actual returns	1,000.00	943.70	5.35	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Class R6	Actual expenses/actual returns	1,000.00	944.00	4.87	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
Class NAV	Actual expenses/actual returns	1,000.00	943.50	4.82	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

Fund’s investments
Summary of fund’s investments as of 2-28-22 (unaudited)
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 98.1%		$185,276,185
(Cost $145,488,449)
Australia 0.0%		40,570	0.0%
Belgium 0.0%		18,978	0.0%
Brazil 3.8%		7,210,884	3.8%
Petroleo Brasileiro SA	106,544	757,572	0.4%
Vale SA	98,170	1,821,415	1.0%
OTHER SECURITIES		4,631,897	2.4%
Chile 0.6%		1,056,419	0.6%
China 25.7%		48,522,616	25.7%
Alibaba Group Holding, Ltd. (A)	77,300	1,017,568	0.6%
Alibaba Group Holding, Ltd., ADR (A)	17,741	1,866,176	1.0%
Aowei Holdings, Ltd. (A)(B)	9,116,000	618,263	0.3%
Baidu, Inc., ADR (A)	2,984	454,881	0.3%
Baidu, Inc., Class A (A)	2,600	49,077	0.0%
Bank of China, Ltd., H Shares	1,638,075	637,706	0.4%
China Construction Bank Corp., H Shares	2,601,000	1,950,659	1.1%
China Merchants Bank Company, Ltd., H Shares	107,961	910,037	0.5%
CSPC Pharmaceutical Group, Ltd.	327,680	388,420	0.2%
Industrial & Commercial Bank of China, Ltd., H Shares	1,260,000	752,163	0.4%
JD.com, Inc., ADR (A)	6,817	488,302	0.3%
JD.com, Inc., Class A (A)	5,238	187,102	0.1%
Kweichow Moutai Company, Ltd., Class A	1,600	455,437	0.3%
Li Ning Company, Ltd.	41,500	414,509	0.2%
Meituan, Class B (A)(C)	21,300	473,183	0.3%
NetEase, Inc., ADR	6,828	650,982	0.4%
Ping An Insurance Group Company of China, Ltd., H Shares	228,500	1,771,713	1.0%
Tencent Holdings, Ltd.	110,000	5,935,745	3.2%
Xiaomi Corp., Class B (A)(C)	300,400	565,418	0.3%
Yum China Holdings, Inc.	9,823	510,992	0.3%
OTHER SECURITIES		28,424,283	14.5%
Colombia 0.1%		255,036	0.1%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value	% of Net Assets
Czech Republic 0.1%		$194,744	0.1%
Egypt 0.0%		78,364	0.0%
Greece 0.3%		549,669	0.3%
Hong Kong 3.9%		7,374,626	3.9%
China Mengniu Dairy Company, Ltd. (A)	62,000	403,150	0.2%
China Overseas Land & Investment, Ltd.	135,500	413,704	0.2%
China Resources Land, Ltd.	116,444	566,419	0.3%
OTHER SECURITIES		5,991,353	3.2%
Hungary 0.2%		325,914	0.2%
India 13.2%		25,003,432	13.2%
Bharti Airtel, Ltd. (A)	48,020	438,789	0.3%
HDFC Bank, Ltd.	54,469	1,035,821	0.6%
Housing Development Finance Corp., Ltd.	15,093	476,492	0.3%
ICICI Bank, Ltd.	68,687	679,410	0.4%
Infosys, Ltd.	64,432	1,471,307	0.8%
Reliance Industries, Ltd.	35,449	1,113,843	0.6%
Tata Consultancy Services, Ltd.	16,480	779,797	0.4%
OTHER SECURITIES		19,007,973	9.8%
Indonesia 1.9%		3,566,645	1.9%
Bank Central Asia Tbk PT	789,500	445,725	0.3%
OTHER SECURITIES		3,120,920	1.6%
Malaysia 1.6%		2,958,343	1.6%
Mexico 2.8%		5,280,965	2.8%
America Movil SAB de CV, Series L	475,298	432,110	0.2%
Organizacion Soriana SAB de CV, Series B	603,532	717,543	0.4%
OTHER SECURITIES		4,131,312	2.2%
Netherlands 0.0%		12,673	0.0%
Peru 0.1%		216,323	0.1%
Philippines 1.3%		2,497,032	1.3%
Union Bank of the Philippines	269,888	526,351	0.3%
OTHER SECURITIES		1,970,681	1.0%
Poland 0.7%		1,369,368	0.7%
Qatar 0.8%		1,588,850	0.8%
Qatar National Bank QPSC	78,265	469,653	0.3%
OTHER SECURITIES		1,119,197	0.5%
Romania 0.1%		81,122	0.1%
10	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Russia 0.3%		$498,719	0.3%
Saudi Arabia 3.0%		5,708,896	3.0%
Al Rajhi Bank	18,847	808,569	0.4%
Saudi Basic Industries Corp.	12,344	411,516	0.2%
Saudi Telecom Company	13,737	419,133	0.2%
OTHER SECURITIES		4,069,678	2.2%
Singapore 0.1%		89,803	0.1%
South Africa 4.0%		7,602,151	4.0%
FirstRand, Ltd.	96,505	415,517	0.2%
Impala Platinum Holdings, Ltd.	23,518	448,591	0.2%
MTN Group, Ltd. (A)	59,570	743,586	0.4%
Sibanye Stillwater, Ltd., ADR	21,507	411,214	0.2%
OTHER SECURITIES		5,583,243	3.0%
South Korea 13.2%		24,884,221	13.2%
KB Financial Group, Inc.	7,951	392,258	0.2%
LG Electronics, Inc.	4,149	433,141	0.3%
Samsung Electronics Company, Ltd.	108,733	6,551,533	3.5%
SK Hynix, Inc.	12,123	1,263,878	0.7%
OTHER SECURITIES		16,243,411	8.5%
Spain 0.0%		13,501	0.0%
Taiwan 16.6%		31,302,580	16.6%
Evergreen Marine Corp. Taiwan, Ltd.	74,182	389,697	0.2%
Hon Hai Precision Industry Company, Ltd.	161,352	599,352	0.3%
MediaTek, Inc.	19,000	750,801	0.4%
Taiwan Semiconductor Manufacturing Company, Ltd.	413,000	8,879,313	4.7%
United Microelectronics Corp.	210,468	396,596	0.2%
OTHER SECURITIES		20,286,821	10.8%
Thailand 2.2%		4,225,251	2.2%
Turkey 0.4%		750,379	0.4%
Ukraine 0.0%		19,592	0.0%
United Arab Emirates 1.0%		1,786,351	1.0%

United States 0.1%		192,168	0.1%
Preferred securities 1.2%		$2,279,246
(Cost $1,692,242)
Brazil 1.1%		2,027,271	1.1%
Petroleo Brasileiro SA	142,938	939,597	0.5%
OTHER SECURITIES		1,087,674	0.6%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value	% of Net Assets
Chile 0.1%		$145,540	0.1%
Colombia 0.0%		68,006	0.0%
Philippines 0.0%		9,953	0.0%
Taiwan 0.0%		4,447	0.0%
Thailand 0.0%		24,029	0.0%
Rights 0.0%		$2,989
(Cost $0)
Warrants 0.0%		$178
(Cost $0)

	Yield (%)	Shares	Value	% of Net Assets
Short-term investments 0.3%			$676,093
(Cost $675,437)
Short-term funds 0.3%			676,093	0.3%
John Hancock Collateral Trust (D)	0.0896 (E)	67,599	676,093	0.3%

Total investments (Cost $147,856,128) 99.6%	$188,234,691	99.6%
Other assets and liabilities, net 0.4%	664,811	0.4%
Total net assets 100.0%	$188,899,502	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 2-28-22.
12	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	6	Long	Mar 2022	$1,402,124	$1,310,400	$(91,724)
						$(91,724)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-28-22, the aggregate cost of investments for federal income tax purposes was $149,780,068. Net unrealized appreciation aggregated to $38,362,899, of which $79,371,829 related to gross unrealized appreciation and $41,008,930 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $147,180,691) including $1,410,572 of securities loaned	$187,558,598
Affiliated investments, at value (Cost $675,437)	676,093
Total investments, at value (Cost $147,856,128)	188,234,691
Cash	569,199
Foreign currency, at value (Cost $1,172,105)	1,169,918
Collateral held at broker for futures contracts	64,800
Dividends and interest receivable	382,985
Receivable for fund shares sold	154,732
Receivable for investments sold	433,292
Receivable for securities lending income	3,237
Receivable from affiliates	2,101
Other assets	50,860
Total assets	191,065,815
Liabilities
Payable for futures variation margin	7,200
Foreign capital gains tax payable	779,603
Payable for investments purchased	419,129
Payable for fund shares repurchased	64,928
Payable upon return of securities loaned	694,337
Payable to affiliates
Accounting and legal services fees	6,666
Transfer agent fees	8,691
Trustees’ fees	62
Other liabilities and accrued expenses	185,697
Total liabilities	2,166,313
Net assets	$188,899,502
Net assets consist of
Paid-in capital	$159,134,612
Total distributable earnings (loss)	29,764,890
Net assets	$188,899,502

14	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 2-28-22 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($51,398,911 ÷ 4,220,382 shares)[1]	$12.18
Class C ($1,743,421 ÷ 142,675 shares)[1]	$12.22
Class I ($46,910,258 ÷ 3,857,903 shares)	$12.16
Class R6 ($905,584 ÷ 74,608 shares)	$12.14
Class NAV ($87,941,328 ÷ 7,236,558 shares)	$12.15
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.82

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	15

STATEMENT OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Investment income
Dividends	$2,059,783
Interest	524
Non-cash dividends	214,803
Securities lending	36,697
Less foreign taxes withheld	(240,741)
Total investment income	2,071,066
Expenses
Investment management fees	727,563
Distribution and service fees	89,933
Accounting and legal services fees	11,988
Transfer agent fees	56,833
Trustees’ fees	1,054
Custodian fees	189,010
State registration fees	40,038
Printing and postage	26,569
Professional fees	39,189
Other	17,158
Total expenses	1,199,335
Less expense reductions	(94,577)
Net expenses	1,104,758
Net investment income	966,308
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	4,417,547
Affiliated investments	190
Capital gain distributions received from affiliated investments	148
Futures contracts	131,961
4,549,846
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(16,633,353)
Affiliated investments	(772)
Futures contracts	(185,133)
(16,819,258)
Net realized and unrealized loss	(12,269,412)
Decrease in net assets from operations	$(11,303,104)
16	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$966,308	$2,373,987
Net realized gain	4,549,846	32,170,268
Change in net unrealized appreciation (depreciation)	(16,819,258)	26,510,938
Increase (decrease) in net assets resulting from operations	(11,303,104)	61,055,193
Distributions to shareholders
From earnings
Class A	(1,369,613)	(576,484)
Class C	(34,271)	(11,190)
Class I	(1,332,525)	(511,213)
Class R6	(29,921)	(1,043,870)
Class NAV	(2,647,457)	(1,218,830)
Total distributions	(5,413,787)	(3,361,587)
From fund share transactions	8,211,510	(89,484,095)
Total decrease	(8,505,381)	(31,790,489)
Net assets
Beginning of period	197,404,883	229,195,372
End of period	$188,899,502	$197,404,883
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	17

Financial highlights
CLASS A SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$13.27	$10.51	$10.10	$11.13	$11.51	$9.59
Net investment income[2]	0.05[3]	0.11	0.13	0.14	0.13	0.03
Net realized and unrealized gain (loss) on investments	(0.81)	2.78	0.50	(1.04)	(0.39)	2.03
Total from investment operations	(0.76)	2.89	0.63	(0.90)	(0.26)	2.06
Less distributions
From net investment income	(0.33)	(0.13)	(0.22)	(0.13)	(0.12)	(0.14)
Net asset value, end of period	$12.18	$13.27	$10.51	$10.10	$11.13	$11.51
Total return (%)[4,5]	(5.78)[6]	27.61	6.11	(8.06)	(2.34)	21.89
Ratios and supplemental data
Net assets, end of period (in millions)	$51	$57	$49	$52	$55	$51
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51[7]	1.54	1.57	1.51	1.45	1.50
Expenses including reductions	1.41[7]	1.51	1.56	1.50	1.44	1.49
Net investment income	0.76[3,7]	0.87	1.30	1.38	1.09	0.29
Portfolio turnover (%)	8	10	14	13	11	14

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
18	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$13.26	$10.52	$10.11	$11.13	$11.52	$9.60
Net investment income[2]	—[3,4]	0.02	0.06	0.06	0.04	0.04
Net realized and unrealized gain (loss) on investments	(0.81)	2.78	0.50	(1.03)	(0.39)	1.96
Total from investment operations	(0.81)	2.80	0.56	(0.97)	(0.35)	2.00
Less distributions
From net investment income	(0.23)	(0.06)	(0.15)	(0.05)	(0.04)	(0.08)
Net asset value, end of period	$12.22	$13.26	$10.52	$10.11	$11.13	$11.52
Total return (%)[5,6]	(6.09)[7]	26.65	5.40	(8.71)	(3.04)	21.03
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$3	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	2.21[8]	2.24	2.27	2.21	2.15	2.22
Expenses including reductions	2.11[8]	2.21	2.26	2.20	2.14	2.21
Net investment income	0.08[3,8]	0.12	0.59	0.65	0.36	0.37
Portfolio turnover (%)	8	10	14	13	11	14

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	19

CLASS I SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$13.27	$10.51	$10.10	$11.12	$11.50	$9.58
Net investment income[2]	0.07[3]	0.15	0.15	0.17	0.15	0.18
Net realized and unrealized gain (loss) on investments	(0.81)	2.77	0.51	(1.03)	(0.38)	1.91
Total from investment operations	(0.74)	2.92	0.66	(0.86)	(0.23)	2.09
Less distributions
From net investment income	(0.37)	(0.16)	(0.25)	(0.16)	(0.15)	(0.17)
Net asset value, end of period	$12.16	$13.27	$10.51	$10.10	$11.12	$11.50
Total return (%)[4]	(5.63)[5]	27.93	6.41	(7.72)	(2.07)	22.29
Ratios and supplemental data
Net assets, end of period (in millions)	$47	$46	$37	$68	$64	$92
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21[6]	1.24	1.27	1.22	1.15	1.21
Expenses including reductions	1.11[6]	1.21	1.26	1.21	1.14	1.20
Net investment income	1.05[3,6]	1.21	1.43	1.69	1.29	1.73
Portfolio turnover (%)	8	10	14	13	11	14

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
20	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$13.26	$10.49	$10.09	$11.11	$11.49	$9.58
Net investment income[2]	0.07[3]	0.06	0.18	0.17	0.20	0.39
Net realized and unrealized gain (loss) on investments	(0.81)	2.88	0.48	(1.01)	(0.42)	1.70
Total from investment operations	(0.74)	2.94	0.66	(0.84)	(0.22)	2.09
Less distributions
From net investment income	(0.38)	(0.17)	(0.26)	(0.18)	(0.16)	(0.18)
Net asset value, end of period	$12.14	$13.26	$10.49	$10.09	$11.11	$11.49
Total return (%)[4]	(5.60)[5]	28.20	6.42	(7.56)	(1.99)	22.31
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$67	$60	$72	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[6]	1.13	1.16	1.11	1.05	1.11
Expenses including reductions	1.01[6]	1.10	1.15	1.10	1.04	1.11
Net investment income	1.17[3,6]	0.53	1.75	1.71	1.67	3.53
Portfolio turnover (%)	8	10	14	13	11	14

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	21

CLASS NAV SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$13.28	$10.51	$10.10	$11.13	$11.51	$9.59
Net investment income[2]	0.07[3]	0.16	0.18	0.10	0.17	0.15
Net realized and unrealized gain (loss) on investments	(0.82)	2.78	0.49	(0.95)	(0.39)	1.95
Total from investment operations	(0.75)	2.94	0.67	(0.85)	(0.22)	2.10
Less distributions
From net investment income	(0.38)	(0.17)	(0.26)	(0.18)	(0.16)	(0.18)
Net asset value, end of period	$12.15	$13.28	$10.51	$10.10	$11.13	$11.51
Total return (%)[4]	(5.65)[5]	28.16	6.53	(7.63)	(1.97)	22.40
Ratios and supplemental data
Net assets, end of period (in millions)	$88	$91	$75	$68	$962	$979
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[6]	1.12	1.14	1.10	1.04	1.10
Expenses including reductions	1.00[6]	1.09	1.14	1.09	1.03	1.09
Net investment income	1.16[3,6]	1.30	1.77	0.93	1.46	1.45
Portfolio turnover (%)	8	10	14	13	11	14

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
22	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Emerging Markets Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	23

the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$40,570	—	$40,570	—
Belgium	18,978	—	18,978	—
Brazil	7,210,884	$231,410	6,979,474	—
Chile	1,056,419	53,644	1,002,775	—
China	48,522,616	5,748,161	42,087,809	$686,646
Colombia	255,036	255,036	—	—
Czech Republic	194,744	—	194,744	—
Egypt	78,364	—	78,364	—
Greece	549,669	—	538,473	11,196
Hong Kong	7,374,626	—	7,215,370	159,256
Hungary	325,914	—	325,914	—
India	25,003,432	20,294	24,951,794	31,344
Indonesia	3,566,645	—	3,457,210	109,435
Malaysia	2,958,343	—	2,953,529	4,814
Mexico	5,280,965	5,280,965	—	—
Netherlands	12,673	12,673	—	—
Peru	216,323	216,323	—	—
Philippines	2,497,032	—	2,495,934	1,098
Poland	1,369,368	—	1,369,368	—
Qatar	1,588,850	—	1,588,850	—
24	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Romania	$81,122	—	$81,122	—
Russia	498,719	$111,305	387,414	—
Saudi Arabia	5,708,896	—	5,708,896	—
Singapore	89,803	89,803	—	—
South Africa	7,602,151	958,595	6,643,556	—
South Korea	24,884,221	173,280	24,663,262	$47,679
Spain	13,501	—	13,501	—
Taiwan	31,302,580	348,949	30,951,135	2,496
Thailand	4,225,251	—	4,224,177	1,074
Turkey	750,379	—	750,005	374
Ukraine	19,592	—	19,592	—
United Arab Emirates	1,786,351	—	1,786,351	—
United States	192,168	—	192,168	—
Preferred securities
Brazil	2,027,271	37,442	1,989,829	—
Chile	145,540	—	145,540	—
Colombia	68,006	68,006	—	—
Philippines	9,953	—	9,953	—
Taiwan	4,447	—	4,447	—
Thailand	24,029	—	24,029	—
Rights	2,989	—	2,989	—
Warrants	178	178	—	—
Short-term investments	676,093	676,093	—	—
Total investments in securities	$188,234,691	$14,282,157	$172,897,122	$1,055,412
Derivatives:
Liabilities
Futures	$(91,724)	$(91,724)	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	25

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2022, the fund loaned securities valued at $1,410,572 and received $694,337 of cash collateral.
In addition, non-cash collateral of approximately $1,114,436 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities or their derivatives of companies identified by the U.S. government as “Communist Chinese military companies.” As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access
26	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2022 were $2,408.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2021, the fund has a short-term capital loss carryforward of $11,227,375 available to offset future net realized capital gains. This carryforward does not expire.
As of August 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	27

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2022, the fund used futures contracts to equitize cash balances. The fund held futures contracts with USD notional values ranging up to $1.4 million, as measured at each quarter end.
28	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2022 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(91,724)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2022:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$131,961
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2022:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	$(185,133)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $100 million of the fund’s aggregate net assets and (b) 0.750% of the fund’s aggregate net assets in excess of $100 million. Aggregate net assets include the net assets of the fund and Emerging Markets Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	29

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.25% of the average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) advisory fees, (f) class-specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The Advisor may terminate this voluntary waiver at any time upon notice to the fund.
For the six months ended February 28, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$26,310
Class C	913
Class I	23,102
Class	Expense reduction
Class R6	$520
Class NAV	43,732
Total	$94,577

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of 0.66% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $15,299 for the six months ended February 28, 2022. Of this amount, $2,250 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $13,049 was paid as sales commissions to broker-dealers.
30	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2022, CDSCs received by the Distributor amounted to $75 and $103 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$80,422	$29,916
Class C	9,511	1,062
Class I	—	25,810
Class R6	—	45
Total	$89,933	$56,833
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	160,051	$2,027,075	447,599	$5,677,563
Distributions reinvested	110,051	1,352,525	46,673	570,348
Repurchased	(338,577)	(4,305,303)	(852,449)	(10,527,939)
Net decrease	(68,475)	$(925,703)	(358,177)	$(4,280,028)
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	31

	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class C shares
Sold	5,946	$77,219	10,313	$131,946
Distributions reinvested	2,765	34,142	912	11,190
Repurchased	(27,552)	(351,751)	(53,918)	(679,522)
Net decrease	(18,841)	$(240,390)	(42,693)	$(536,386)
Class I shares
Sold	682,474	$8,664,492	1,575,874	$20,341,673
Distributions reinvested	108,331	1,329,223	41,934	511,171
Repurchased	(386,724)	(4,883,291)	(1,653,793)	(20,607,043)
Net increase (decrease)	404,081	$5,110,424	(35,985)	$245,801
Class R6 shares
Sold	352	$4,483	428,433	$5,195,056
Distributions reinvested	2,422	29,649	85,765	1,043,757
Repurchased	(21,523)	(274,010)	(6,774,703)	(88,195,407)
Net decrease	(18,749)	$(239,878)	(6,260,505)	$(81,956,594)
Class NAV shares
Sold	464,689	$5,893,706	1,005,294	$12,785,426
Distributions reinvested	216,119	2,647,457	99,986	1,218,830
Repurchased	(318,035)	(4,034,106)	(1,355,376)	(16,961,144)
Net increase (decrease)	362,773	$4,507,057	(250,096)	$(2,956,888)
Total net increase (decrease)	660,789	$8,211,510	(6,947,456)	$(89,484,095)
Affiliates of the fund owned 23% of shares of Class NAV on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $18,448,391 and $14,583,190, respectively, for the six months ended February 28, 2022.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
32	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	67,599	$1,794,381	$4,656,976	$(5,774,682)	$190	$(772)	$36,697	$148	$676,093

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at February 28, 2022:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Yes Bank, Ltd., Lock-In Shares	10-4-21	$100,844	—	70,811	—	70,811	0.0%[1]	$11,016

[1]	Less than 0.05%.
Note 11—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	33

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Dimensional Fund Advisors LP
Portfolio Managers
William B. Collins-Dean, CFA
Jed S. Fogdall
Mary T. Phillips, CFA
Bhanu P. Singh
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
34	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071519	368SA 2/22
4/2022

Semiannual report
John Hancock
Multi-Asset High Income Fund
Asset allocation
February 28, 2022

A message to shareholders
Dear shareholder,
While the U.S. and international stock markets largely posted gains for the last months of 2021, the start of 2022 has been a different story. Overall, stocks declined for the full period of six months ended February 28, 2022, rocked by concern over Russia’s aggression in Ukraine, high inflation, and the U.S. Federal Reserve’s aggressive stance on interest-rate increases. The fact that Russia and Ukraine are major suppliers of the world’s wheat supply—and Russia is a key exporter of oil, natural gas, and coal—further escalated supply chain and inflation fears.
The global bond markets continued to decline as bond yields remained on an upward trajectory. Rising inflation, driven primarily by surging energy and food prices, remained a key factor pushing global bond yields higher as investors priced in inflation-fighting interest rate increases by many of the world’s central banks. The conflict between Russia and Ukraine halted the climb in global bond yields as economic sanctions against Russia and an uncertain outcome to the war fueled investor demand for the relative safety of government bonds.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multi-Asset High Income Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
29	Financial statements
33	Financial highlights
38	Notes to financial statements
50	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide a high level of current income with consideration for capital appreciation and preservation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2022 (%)

The Primary Blended Index comprises 20% MSCI USA High Dividend Yield Index, 10% MSCI World ex–USA High Dividend Yield Index, 25% Bloomberg U.S. Aggregate Credit – Corporate Investment Grade Index, and 45% Bloomberg Global High Yield (USD Hedged) Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/28/2022 (% of net assets)

COUNTRY COMPOSITION AS OF 2/28/2022 (% of net assets)
United States	59.1
Mexico	3.0
Japan	2.9
Hong Kong	2.8
United Kingdom	2.7
Luxembourg	2.3
Canada	2.2
China	2.1
Brazil	1.9
Netherlands	1.8
Other countries	19.2
TOTAL	100.0

TOP 5 EQUITY HOLDINGS AS OF 2/28/2022 (% of net assets)
AbbVie, Inc.	0.5
Archer-Daniels-Midland Company	0.5
Algonquin Power & Utilities Corp.	0.5
Newmont Corp.	0.5
Packaging Corp. of America	0.5
TOTAL	2.5
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	3

TOP 5 BOND ISSUERS AS OF 2/28/2022 (% of net assets)
Petroleos Mexicanos	1.0
International Game Technology PLC	0.8
Sixsigma Networks Mexico SA de CV	0.6
Nordea Bank Abp	0.6
Travel + Leisure Company	0.5
TOTAL	3.5
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	Since inception (11-14-14)	6-month	5-year	Since inception (11-14-14)	as of 2-28-22	as of 2-28-22
Class A	-1.55	3.15	3.05	-7.85	16.76	24.52	3.83	3.70
Class C	1.32	3.37	2.95	-4.68	18.00	23.63	3.25	3.11
Class I1	3.31	4.43	4.02	-3.25	24.19	33.26	4.26	4.13
Class R6[1]	3.33	4.51	4.12	-3.29	24.67	34.23	4.37	4.23
Class NAV[1,2]	3.38	3.76	3.22	-3.23	20.26	25.99	4.37	4.24
Index 1††	-2.64	2.71	2.53	-4.07	14.30	20.00	—	—
Index 2††	10.74	12.05	9.80	-4.65	76.65	97.72	—	—
Index 3††	2.01	5.20	5.28	-3.81	28.82	45.53	—	—
Index 4††	1.33	5.69	4.89	-4.16	31.90	41.67	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the increase in the maximum sales charge from 4.0% to 4.5%, effective 6-4-20. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6 and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.00	1.75	0.75	0.65	0.64
Net (%)	0.88	1.63	0.63	0.53	0.52
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index 1 is the Bloomberg U.S. Aggregate Bond Index; Index 2 is the MSCI World Index; Index 3 is the Primary Blended Index; Index 4 is the Secondary Blended Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Multi-Asset High Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two blended indexes and two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)	Index 4 ($)
Class C3	11-14-14	12,363	12,363	12,000	19,772	14,553	14,167
Class I1	11-14-14	13,326	13,326	12,000	19,772	14,553	14,167
Class R6[1]	11-14-14	13,423	13,423	12,000	19,772	14,553	14,167
Class NAV[1,2]	11-14-14	12,599	12,599	12,000	19,772	14,553	14,167
The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the increase in the maximum sales charge from 4.0% to 4.5%, effective 6-4-20.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
The Primary Blended Index comprises 20% MSCI USA High Dividend Yield Index, 10% MSCI World ex–USA High Dividend Yield Index, 25% Bloomberg U.S. Aggregate Credit – Corporate Investment Grade Index, and 45% Bloomberg Global High Yield (USD Hedged) Index.
The Secondary Blended Index comprises 70% Bloomberg U.S. Aggregate Bond Index and 30% MSCI World Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	Class NAV shares were first offered on 6-4-20. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$965.20	$4.29	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Class C	Actual expenses/actual returns	1,000.00	962.20	7.93	1.63%
	Hypothetical example	1,000.00	1,016.70	8.15	1.63%
Class I	Actual expenses/actual returns	1,000.00	967.50	3.07	0.63%
	Hypothetical example	1,000.00	1,021.70	3.16	0.63%
Class R6	Actual expenses/actual returns	1,000.00	967.10	2.58	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
Class NAV	Actual expenses/actual returns	1,000.00	967.70	2.54	0.52%
	Hypothetical example	1,000.00	1,022.20	2.61	0.52%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-22 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 1.3%					$1,892,299
(Cost $2,027,911)
Argentina 0.1%					136,000
Republic of Argentina Bond (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	2.500	07-09-41		400,000	136,000
Bahrain 0.2%					372,641
Kingdom of Bahrain Bond (A)	5.450	09-16-32		405,000	372,641
Colombia 0.3%					372,926
Republic of Colombia Bond	6.125	01-18-41		385,000	372,926
Costa Rica 0.5%					696,500
Republic of Costa Rica Bond (A)	6.125	02-19-31		700,000	696,500
Egypt 0.2%					314,232
Arab Republic of Egypt Bond (A)	8.875	05-29-50		400,000	314,232

Corporate bonds 53.8%					$77,746,635
(Cost $81,404,594)
Communication services 9.0%					12,964,928
Diversified telecommunication services 3.5%
C&W Senior Financing DAC (A)	6.875	09-15-27		440,000	455,941
Cable Onda SA (A)	4.500	01-30-30		200,000	189,835
Cellnex Telecom SA	1.875	06-26-29	EUR	400,000	409,286
Connect Finco SARL (A)	6.750	10-01-26		300,000	303,750
IHS Holding, Ltd. (A)	5.625	11-29-26		240,000	235,200
IHS Holding, Ltd. (A)	6.250	11-29-28		210,000	204,750
Iliad Holding SASU (A)	5.125	10-15-26	EUR	125,000	139,614
Iliad Holding SASU (A)	6.500	10-15-26		315,000	314,213
Kenbourne Invest SA	4.700	01-22-28		200,000	185,500
Level 3 Financing, Inc. (A)	4.250	07-01-28		210,000	193,912
Network i2i, Ltd. (5.650% to 1-15-25, then 5 Year CMT + 4.274%) (B)	5.650	01-15-25		200,000	201,250
PPF Telecom Group BV	3.125	03-27-26	EUR	325,000	365,697
Sable International Finance, Ltd. (A)	5.750	09-07-27		382,000	390,582
Telecom Italia Capital SA	6.000	09-30-34		400,000	382,352
Telesat Canada (A)	5.625	12-06-26		315,000	231,525
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28		260,000	234,052
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25		510,000	$497,255
Zayo Group Holdings, Inc. (A)	6.125	03-01-28		130,000	120,800
Entertainment 0.7%
AMC Entertainment Holdings, Inc. (A)	10.000	06-15-26		230,000	212,463
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29		350,000	332,868
ROBLOX Corp. (A)	3.875	05-01-30		235,000	223,456
WMG Acquisition Corp. (A)	3.000	02-15-31		225,000	203,429
Interactive media and services 0.6%
Arches Buyer, Inc. (A)	6.125	12-01-28		60,000	56,400
Match Group Holdings II LLC (A)	4.125	08-01-30		270,000	261,355
TripAdvisor, Inc. (A)	7.000	07-15-25		390,000	403,650
Twitter, Inc. (A)	5.000	03-01-30		210,000	211,050
Media 3.1%
Altice Financing SA (A)	4.250	08-15-29	EUR	100,000	100,846
Altice Financing SA (A)	5.750	08-15-29		255,000	232,369
Altice France Holding SA (A)	6.000	02-15-28		550,000	487,157
CCO Holdings LLC	4.500	05-01-32		400,000	380,000
CSC Holdings LLC (A)	6.500	02-01-29		200,000	202,500
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		500,000	446,880
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32		215,000	196,725
iHeartCommunications, Inc.	8.375	05-01-27		250,000	260,423
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		245,000	235,445
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27		378,000	390,559
National CineMedia LLC (A)	5.875	04-15-28		270,000	239,463
News Corp. (A)	5.125	02-15-32		111,000	113,498
Radiate Holdco LLC (A)	6.500	09-15-28		485,000	460,750
Townsquare Media, Inc. (A)	6.875	02-01-26		112,000	114,240
Virgin Media Finance PLC (A)	5.000	07-15-30		400,000	378,420
VTR Comunicaciones SpA (A)	4.375	04-15-29		220,000	209,816
Wireless telecommunication services 1.1%
Millicom International Cellular SA (A)	6.250	03-25-29		373,500	386,386
SoftBank Group Corp.	5.125	09-19-27		265,000	250,449
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27		500,000	488,770
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	420,000	430,047
10	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary 8.1%					$11,765,178
Automobiles 0.8%
Ford Motor Company	3.250	02-12-32		71,000	66,995
Ford Motor Company	5.291	12-08-46		400,000	410,104
Ford Motor Credit Company LLC	4.000	11-13-30		200,000	198,400
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)	5.700	09-30-30		480,000	499,334
Diversified consumer services 1.0%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26		325,000	329,160
King Talent Management, Ltd. (5.600% to 12-4-22, then 5 Year CMT + 3.521%) (B)	5.600	12-04-22		200,000	185,832
Sotheby’s (A)	7.375	10-15-27		500,000	520,655
Stena International SA (A)	6.125	02-01-25		400,000	406,000
Hotels, restaurants and leisure 5.3%
Affinity Gaming (A)	6.875	12-15-27		305,000	300,425
Carnival Corp. (A)	5.750	03-01-27		230,000	224,021
Carnival Corp. (A)	6.000	05-01-29		237,000	230,113
Carnival Corp. (A)	7.625	03-01-26		110,000	113,079
CEC Entertainment LLC (A)	6.750	05-01-26		260,000	247,421
Dave & Buster’s, Inc. (A)	7.625	11-01-25		216,000	226,260
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		245,000	232,897
Hilton Domestic Operating Company, Inc. (A)	5.750	05-01-28		195,000	203,775
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29		370,000	362,600
International Game Technology PLC (A)	4.125	04-15-26		260,000	256,100
International Game Technology PLC (A)	5.250	01-15-29		440,000	448,809
International Game Technology PLC (A)	6.500	02-15-25		400,000	425,000
Life Time, Inc. (A)	8.000	04-15-26		120,000	119,710
MGM Resorts International	6.750	05-01-25		425,000	439,875
Mohegan Gaming & Entertainment (A)	8.000	02-01-26		490,000	494,900
New Red Finance, Inc. (A)	4.375	01-15-28		280,000	274,750
Premier Entertainment Sub LLC (A)	5.875	09-01-31		380,000	342,000
Resorts World Las Vegas LLC (A)	4.625	04-16-29		500,000	467,911
Resorts World Las Vegas LLC	4.625	04-16-29		200,000	187,164
Sands China, Ltd.	5.125	08-08-25		200,000	197,960
Sazka Group AS (A)	3.875	02-15-27	EUR	450,000	481,601
Studio City Company, Ltd. (A)	7.000	02-15-27		200,000	198,206
Travel + Leisure Company (A)	4.500	12-01-29		175,000	167,125
Travel + Leisure Company	6.600	10-01-25		310,000	331,032
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Travel + Leisure Company (A)	6.625	07-31-26		280,000	$298,900
Yum! Brands, Inc. (A)	4.750	01-15-30		420,000	426,300
Household durables 0.2%
KB Home	4.000	06-15-31		251,000	240,960
TopBuild Corp. (A)	3.625	03-15-29		130,000	121,910
Internet and direct marketing retail 0.5%
MercadoLibre, Inc.	3.125	01-14-31		400,000	352,152
Prosus NV (A)	2.031	08-03-32	EUR	170,000	165,517
Prosus NV (A)	3.832	02-08-51		200,000	151,194
Multiline retail 0.1%
Golden Eagle Retail Group, Ltd.	4.625	05-21-23		200,000	196,750
Specialty retail 0.2%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29		55,000	53,625
Group 1 Automotive, Inc. (A)	4.000	08-15-28		175,000	168,656
Consumer staples 1.8%					2,571,233
Food and staples retailing 0.2%
Performance Food Group, Inc. (A)	4.250	08-01-29		150,000	143,100
U.S. Foods, Inc. (A)	4.750	02-15-29		195,000	192,894
Food products 1.0%
BRF SA (A)	5.750	09-21-50		200,000	179,302
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30		228,000	220,590
MARB BondCo PLC (A)	3.950	01-29-31		215,000	189,222
Post Holdings, Inc. (A)	4.500	09-15-31		400,000	370,500
Ulker Biskuvi Sanayi AS (A)	6.950	10-30-25		505,000	465,610
Household products 0.3%
Edgewell Personal Care Company (A)	4.125	04-01-29		160,000	150,235
Edgewell Personal Care Company (A)	5.500	06-01-28		300,000	301,500
Personal products 0.3%
Natura Cosmeticos SA (A)	4.125	05-03-28		200,000	190,280
Oriflame Investment Holding PLC (A)	5.125	05-04-26		200,000	168,000
Energy 6.5%					9,399,025
Energy equipment and services 0.3%
Inkia Energy, Ltd. (A)	5.875	11-09-27		500,000	487,505
Oil, gas and consumable fuels 6.2%
Antero Resources Corp. (A)	5.375	03-01-30		65,000	66,219
Antero Resources Corp. (A)	8.375	07-15-26		71,000	77,923
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29		180,000	171,228
Cheniere Energy Partners LP	4.000	03-01-31		230,000	226,550
Cheniere Energy Partners LP	4.500	10-01-29		245,000	249,704
12	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Ecopetrol SA	5.875	05-28-45		185,000	$161,181
Energean Israel Finance, Ltd. (A)	5.375	03-30-28		100,000	94,041
Energean Israel Finance, Ltd. (A)	5.875	03-30-31		190,000	176,172
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30		510,000	499,800
EQM Midstream Partners LP (A)	4.750	01-15-31		205,000	192,188
Genesis Energy LP	7.750	02-01-28		215,000	212,259
Greenko Solar Mauritius, Ltd.	5.950	07-29-26		200,000	206,800
HPCL-Mittal Energy, Ltd.	5.450	10-22-26		200,000	201,582
Indika Energy Capital III Pte, Ltd.	5.875	11-09-24		200,000	193,500
Indika Energy Capital IV Pte, Ltd. (A)	8.250	10-22-25		250,000	246,250
Inversiones Latin America Power Ltda (A)	5.125	06-15-33		198,244	170,490
Leviathan Bond, Ltd. (A)	6.750	06-30-30		410,000	416,611
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		295,000	272,875
Medco Bell Pte, Ltd.	6.375	01-30-27		400,000	389,268
MEG Energy Corp. (A)	5.875	02-01-29		87,000	87,949
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23		525,000	518,595
New Fortress Energy, Inc. (A)	6.500	09-30-26		330,000	316,508
NuStar Logistics LP	6.375	10-01-30		235,000	238,074
Occidental Petroleum Corp.	6.375	09-01-28		135,000	152,550
Occidental Petroleum Corp.	6.625	09-01-30		135,000	157,095
Parkland Corp. (A)	5.875	07-15-27		350,000	354,249
Petrobras Global Finance BV	5.500	06-10-51		275,000	234,671
Petroleos Mexicanos	6.625	06-15-35		635,000	575,043
Petroleos Mexicanos (A)	6.875	10-16-25		260,000	275,600
Petroleos Mexicanos	7.470	11-12-26	MXN	12,562,500	548,988
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26		215,000	209,896
Southwestern Energy Company	4.750	02-01-32		95,000	94,470
Sunoco LP (A)	4.500	04-30-30		132,000	126,071
Talos Production, Inc.	12.000	01-15-26		100,000	105,649
The Oil and Gas Holding Company BSCC (A)	7.500	10-25-27		450,000	468,721
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31		225,000	222,750
Financials 6.8%					9,820,970
Banks 4.0%
Axis Bank, Ltd. (4.100% to 9-8-26, then 5 Year CMT + 3.315%) (A)(B)	4.100	09-08-26		200,000	186,625
Banco do Brasil SA (A)	3.250	09-30-26		200,000	192,124
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Banco do Brasil SA (A)	4.875	04-19-23	340,000	$350,540
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)	6.100	03-17-25	650,000	683,930
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (B)	4.375	03-15-28	300,000	275,250
Barclays PLC (6.125% to 12-15-25, then 5 Year CMT + 5.867%) (B)	6.125	12-15-25	330,000	341,963
Credit Agricole SA (4.750% to 3-23-29, then 5 Year CMT + 3.237%) (A)(B)	4.750	03-23-29	275,000	257,125
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25	385,000	433,866
Freedom Mortgage Corp. (A)	6.625	01-15-27	140,000	129,150
Freedom Mortgage Corp. (A)	8.250	04-15-25	254,000	253,365
HDFC Bank, Ltd. (3.700% to 8-25-26, then 5 Year CMT + 2.925%) (A)(B)	3.700	08-25-26	200,000	185,900
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	440,000	458,700
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)	6.750	02-01-24	520,000	543,400
Nordea Bank ABP (3.750% to 3-1-29, then 5 Year CMT + 2.602%) (A)(B)	3.750	03-01-29	935,000	808,775
The Bank of East Asia, Ltd. (5.825% to 10-21-25, then 5 Year CMT + 5.527%) (B)	5.825	10-21-25	250,000	253,700
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (B)	3.700	01-15-27	395,000	367,350
Capital markets 1.2%
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33	200,000	187,200
Deutsche Bank AG (4.875% to 12-1-27, then 5 Year ICE Swap Rate + 2.553%)	4.875	12-01-32	425,000	429,481
Guangxi Financial Investment Group Company, Ltd.	3.600	11-18-23	400,000	369,868
Jane Street Group (A)	4.500	11-15-29	90,000	87,750
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)	5.375	06-01-25	300,000	315,825
XP, Inc. (A)	3.250	07-01-26	420,000	392,175
Consumer finance 0.2%
Unifin Financiera SAB de CV (A)	9.875	01-28-29	475,000	304,000
14	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Diversified financial services 0.1%
LS Finance 2017, Ltd.	4.875	07-15-24		200,000	$190,228
Insurance 1.2%
Athene Global Funding (A)	2.673	06-07-31		307,000	288,447
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25		400,000	422,676
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52		245,000	248,369
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)	6.500	11-13-26		800,000	746,000
Thrifts and mortgage finance 0.1%
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30		125,000	117,188
Health care 2.8%					4,015,557
Health care equipment and supplies 0.2%
Mozart Debt Merger Sub, Inc. (A)	5.250	10-01-29		55,000	52,525
Varex Imaging Corp. (A)	7.875	10-15-27		148,000	159,100
Health care providers and services 1.6%
Cano Health LLC (A)	6.250	10-01-28		59,000	52,382
Centene Corp.	3.375	02-15-30		515,000	494,127
DaVita, Inc. (A)	3.750	02-15-31		245,000	223,869
DaVita, Inc. (A)	4.625	06-01-30		500,000	479,375
HealthEquity, Inc. (A)	4.500	10-01-29		135,000	128,500
Rede D’or Finance Sarl (A)	4.500	01-22-30		419,000	387,072
Select Medical Corp. (A)	6.250	08-15-26		330,000	334,331
U.S. Renal Care, Inc. (A)	10.625	07-15-27		250,000	248,750
Health care technology 0.2%
Change Healthcare Holdings LLC (A)	5.750	03-01-25		260,000	258,830
Pharmaceuticals 0.8%
Bausch Health Americas, Inc. (A)	9.250	04-01-26		200,000	206,792
Bausch Health Companies, Inc. (A)	5.750	08-15-27		325,000	322,969
Organon & Company (A)	5.125	04-30-31		295,000	294,490
Viatris, Inc.	4.000	06-22-50		420,000	372,445
Industrials 6.2%					8,975,572
Aerospace and defense 0.4%
Embraer Netherlands Finance BV (A)	6.950	01-17-28		265,000	275,982
The Boeing Company	5.705	05-01-40		275,000	320,346
Air freight and logistics 0.4%
Simpar Europe SA (A)	5.200	01-26-31		200,000	167,502
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	1,190,000	187,505
XPO Logistics, Inc. (A)	6.250	05-01-25		270,000	280,022
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Airlines 0.4%
American Airlines, Inc. (A)	5.750	04-20-29		210,000	$214,687
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		175,014	183,765
United Airlines, Inc. (A)	4.375	04-15-26		220,000	219,437
Building products 0.4%
Builders FirstSource, Inc. (A)	5.000	03-01-30		500,000	512,133
Commercial services and supplies 1.5%
Albion Financing 1 Sarl (A)	5.250	10-15-26	EUR	100,000	110,045
Albion Financing 1 Sarl (A)	6.125	10-15-26		200,000	194,000
Allied Universal Holdco LLC (A)	6.000	06-01-29		275,000	255,750
Allied Universal Holdco LLC (A)	6.625	07-15-26		330,000	338,019
APX Group, Inc. (A)	6.750	02-15-27		200,000	205,376
Cimpress PLC (A)	7.000	06-15-26		500,000	495,000
Elis SA	1.625	04-03-28	EUR	300,000	311,672
Prime Security Services Borrower LLC (A)	3.375	08-31-27		225,000	208,112
Stericycle, Inc. (A)	3.875	01-15-29		115,000	107,094
Construction and engineering 1.5%
Arcosa, Inc. (A)	4.375	04-15-29		170,000	161,075
Dycom Industries, Inc. (A)	4.500	04-15-29		215,000	206,938
Ellaktor Value PLC (A)	6.375	12-15-24	EUR	550,000	528,131
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29		235,000	232,063
IEA Energy Services LLC (A)	6.625	08-15-29		160,000	148,000
IHS Netherlands Holdco BV (A)	8.000	09-18-27		400,000	407,232
Picasso Finance Sub, Inc. (A)	6.125	06-15-25		211,000	217,594
Tutor Perini Corp. (A)	6.875	05-01-25		240,000	234,938
Electrical equipment 0.2%
Atkore, Inc. (A)	4.250	06-01-31		125,000	121,166
Vertiv Group Corp. (A)	4.125	11-15-28		199,000	182,583
Machinery 0.3%
HTA Group, Ltd. (A)	7.000	12-18-25		205,000	207,435
Madison IAQ LLC (A)	5.875	06-30-29		124,000	112,530
TK Elevator Holdco GmbH (A)	6.625	07-15-28	EUR	117,000	130,440
Road and rail 0.6%
Uber Technologies, Inc. (A)	8.000	11-01-26		750,000	796,500
Trading companies and distributors 0.1%
Alta Equipment Group, Inc. (A)	5.625	04-15-26		125,000	124,375
Transportation infrastructure 0.4%
Adani Ports & Special Economic Zone, Ltd.	4.375	07-03-29		200,000	196,197
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27		200,000	187,100
16	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Transportation infrastructure (continued)
JSW Infrastructure, Ltd. (A)	4.950	01-21-29		200,000	$194,828
Information technology 1.7%					2,405,502
Communications equipment 0.1%
CommScope, Inc. (A)	8.250	03-01-27		115,000	114,427
IT services 0.6%
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25		935,000	888,250
Semiconductors and semiconductor equipment 0.2%
Qorvo, Inc. (A)	3.375	04-01-31		330,000	309,797
Software 0.3%
Clarivate Science Holdings Corp. (A)	3.875	07-01-28		91,000	85,995
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26		141,000	140,684
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28		209,000	210,505
Technology hardware, storage and peripherals 0.5%
Atento Luxco 1 SA (A)	8.000	02-10-26		160,000	162,464
Seagate HDD Cayman Company	4.125	01-15-31		300,000	283,905
Xerox Holdings Corp. (A)	5.500	08-15-28		210,000	209,475
Materials 5.3%					7,620,249
Chemicals 1.5%
Braskem Idesa SAPI (A)	6.990	02-20-32		400,000	382,000
Braskem Netherlands Finance BV (A)	5.875	01-31-50		285,000	283,994
Cydsa SAB de CV (A)	6.250	10-04-27		450,000	440,442
ICL Group, Ltd. (A)	6.375	05-31-38		400,000	454,798
SCIL IV LLC (A)	5.375	11-01-26		200,000	199,682
The Chemours Company (A)	4.625	11-15-29		190,000	175,988
UPL Corp., Ltd. (5.250% to 2-27-25, then 5 Year CMT + 3.865%) (B)	5.250	02-27-25		200,000	190,600
Construction materials 0.8%
Cemex SAB de CV (A)	3.875	07-11-31		200,000	177,752
Standard Industries, Inc. (A)	5.000	02-15-27		210,000	211,323
West China Cement, Ltd.	4.950	07-08-26		400,000	378,551
Wienerberger AG	2.750	06-04-25	EUR	300,000	349,866
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27		340,000	323,191
Graham Packaging Company, Inc. (A)	7.125	08-15-28		120,000	115,500
Metals and mining 2.7%
ABJA Investment Company Pte, Ltd.	5.950	07-31-24		300,000	316,926
Adaro Indonesia PT	4.250	10-31-24		250,000	244,375
Chalieco Hong Kong Corp., Ltd. (5.000% to 5-21-23, then 3 Year CMT + 6.380%) (B)	5.000	05-21-23		200,000	202,480
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
China Hongqiao Group, Ltd.	7.125	07-22-22	400,000	$401,524
Commercial Metals Company	3.875	02-15-31	195,000	182,436
First Quantum Minerals, Ltd. (A)	7.500	04-01-25	450,000	459,977
Gold Fields Orogen Holdings BVI, Ltd. (A)	6.125	05-15-29	475,000	519,650
HBIS Group Hong Kong Company, Ltd.	3.750	12-18-22	300,000	300,733
JSW Steel, Ltd. (A)	5.050	04-05-32	200,000	185,202
Shandong Iron and Steel Xinheng International Company, Ltd.	6.850	09-25-22	400,000	408,804
Volcan Cia Minera SAA (A)	4.375	02-11-26	430,000	410,865
Yankuang Group Cayman, Ltd.	4.000	07-16-23	300,000	303,590
Real estate 2.8%				4,103,189
Equity real estate investment trusts 0.9%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	245,000	232,750
RHP Hotel Properties LP (A)	4.500	02-15-29	230,000	217,350
RLJ Lodging Trust LP (A)	3.750	07-01-26	142,000	138,260
RLJ Lodging Trust LP (A)	4.000	09-15-29	200,000	187,786
Uniti Group LP (A)	6.500	02-15-29	130,000	120,480
VICI Properties LP (A)	4.625	12-01-29	465,000	474,300
Real estate management and development 1.9%
Agile Group Holdings, Ltd.	6.050	10-13-25	200,000	76,000
Central China Real Estate, Ltd.	7.250	07-16-24	200,000	88,500
Central China Real Estate, Ltd.	7.900	11-07-23	200,000	94,000
China SCE Group Holdings, Ltd.	7.375	04-09-24	200,000	132,100
CIFI Holdings Group Company, Ltd.	6.000	07-16-25	200,000	155,000
Country Garden Holdings Company, Ltd.	5.625	01-14-30	350,000	239,750
Greenland Global Investment, Ltd.	6.750	03-03-24	400,000	295,000
Hopson Development Holdings, Ltd.	6.800	12-28-23	250,000	201,313
KWG Group Holdings, Ltd.	6.000	09-15-22	250,000	155,000
New Metro Global, Ltd.	6.800	08-05-23	250,000	158,750
New World China Land, Ltd.	4.750	01-23-27	300,000	303,807
NWD MTN, Ltd.	3.750	01-14-31	200,000	181,123
Powerlong Real Estate Holdings, Ltd.	6.250	08-10-24	200,000	138,000
Redsun Properties Group, Ltd.	9.700	04-16-23	200,000	55,100
RKPF Overseas 2019 A, Ltd.	6.000	09-04-25	200,000	162,000
Sunac China Holdings, Ltd.	7.500	02-01-24	200,000	80,000
Yanlord Land HK Company, Ltd.	6.750	04-23-23	200,000	196,820
Zhenro Properties Group, Ltd.	7.875	04-14-24	200,000	20,000
18	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 2.8%				$4,105,232
Electric utilities 1.5%
Duke Energy Corp. (3.250% to 1-15-27, then 5 Year CMT + 2.321%)	3.250	01-15-82	490,000	450,722
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (B)	5.000	12-15-26	350,000	335,121
Light Servicos de Eletricidade SA (A)	4.375	06-18-26	395,000	376,159
NRG Energy, Inc. (A)	3.375	02-15-29	100,000	92,870
NRG Energy, Inc. (A)	3.625	02-15-31	160,000	147,106
Southern California Edison Company (3 month LIBOR + 4.199%) (B)(C)	4.516	03-28-22	450,000	438,366
Vistra Operations Company LLC (A)	5.625	02-15-27	330,000	337,890
Gas utilities 0.4%
AmeriGas Partners LP	5.750	05-20-27	400,000	404,120
Superior Plus LP (A)	4.500	03-15-29	245,000	233,669
Independent power and renewable electricity producers 0.7%
Adani Green Energy, Ltd. (A)	4.375	09-08-24	200,000	197,100
India Clean Energy Holdings (A)	4.500	04-18-27	300,000	286,012
JSW Hydro Energy, Ltd. (A)	4.125	05-18-31	193,000	178,284
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (A)(B)	7.000	12-15-26	325,000	322,563
Multi-utilities 0.2%

Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (B)	4.875	10-15-25	300,000	305,250
Term loans (D) 1.2%				$1,768,244
(Cost $1,789,878)
Communication services 0.3%				482,698
Interactive media and services 0.1%
Dotdash Meredith, Inc., Term Loan B (3 month SOFR + 4.000%)	4.500	12-01-28	155,000	153,935
Media 0.2%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	6.250	09-01-27	330,000	328,763
Health care 0.2%				296,584
Health care providers and services 0.2%
Cano Health LLC, 2022 Term Loan (6 month SOFR + 4.000%)	4.508	11-23-27	200,000	197,584
Mamba Purchaser, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.250	10-16-28	100,000	99,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value
Industrials 0.3%				$432,085
Airlines 0.3%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (E)	TBD	04-20-28	425,000	432,085
Information technology 0.3%				443,242
Software 0.3%
Ascend Learning LLC, 2021 Term Loan (1 and 3 month LIBOR + 3.500%)	4.000	12-11-28	105,000	103,539
Grab Holdings, Inc., Term Loan B (6 month LIBOR + 4.500%)	5.500	01-29-26	214,460	212,718
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	4.750	02-01-29	129,000	126,985
Materials 0.1%				113,635
Chemicals 0.1%

Kraton Polymers US LLC, 2021 USD Term Loan (E)	TBD	11-18-28	115,000	113,635
Collateralized mortgage obligations 0.3%				$418,096
(Cost $409,675)
Commercial and residential 0.3%				418,096
BX Commercial Mortgage Trust

Series 2019-XL, Class F (1 month LIBOR + 2.000%) (A)(C)	2.191	10-15-36	425,000	418,096
Asset backed securities 0.9%				$1,258,647
(Cost $1,264,306)
Asset backed securities 0.9%				1,258,647
Driven Brands Funding LLC
Series 2019-1A, Class A2 (A)	4.641	04-20-49	528,650	545,398
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (A)	4.970	08-25-49	123,750	128,059
Sonic Capital LLC
Series 2020-1A, Class A2II (A)	4.336	01-20-50	198,970	210,634
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	387,483	374,556

	Shares	Value
Common stocks 32.5%		$46,959,924
(Cost $45,086,741)
Communication services 2.9%		4,240,211
Diversified telecommunication services 2.5%
BCE, Inc.	5,765	302,782
Deutsche Telekom AG	15,731	281,973
Elisa OYJ	4,478	248,113
Koninklijke KPN NV	89,731	307,071
Orange SA	25,247	305,279
20	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Communication services (continued)
Diversified telecommunication services (continued)
Proximus SADP	14,471	$287,688
Swisscom AG	476	285,130
Telefonica Deutschland Holding AG	105,386	287,582
Telenor ASA	8,328	123,218
Telstra Corp., Ltd.	96,664	277,777
TELUS Corp.	12,702	320,782
Verizon Communications, Inc.	12,514	671,626
Wireless telecommunication services 0.4%
SoftBank Corp.	21,700	274,166
Tele2 AB, B Shares	20,151	267,024
Consumer discretionary 0.5%		723,566
Household durables 0.5%
Garmin, Ltd.	4,041	446,288
Sekisui House, Ltd.	13,600	277,278
Consumer staples 6.3%		9,103,344
Beverages 0.9%
PepsiCo, Inc.	3,909	640,060
The Coca-Cola Company	11,373	707,856
Food and staples retailing 0.2%
Tesco PLC	76,043	294,587
Food products 2.6%
Archer-Daniels-Midland Company	9,428	739,627
General Mills, Inc.	9,701	654,138
Hormel Foods Corp.	13,873	660,910
Kellogg Company	10,000	639,400
Mondelez International, Inc., Class A	10,232	669,991
The J.M. Smucker Company	2,337	314,911
Household products 1.7%
Colgate-Palmolive Company	8,050	619,448
Kimberly-Clark Corp.	4,678	608,842
The Clorox Company	3,786	551,961
The Procter & Gamble Company	4,214	656,920
Tobacco 0.9%
Altria Group, Inc.	13,286	681,439
British American Tobacco PLC	7,078	310,207
Imperial Brands PLC	4,623	101,088
Japan Tobacco, Inc.	13,700	251,959
Financials 4.4%		6,320,710
Banks 1.7%
BOC Hong Kong Holdings, Ltd.	77,584	278,919
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	21

	Shares	Value
Financials (continued)
Banks (continued)
Hang Seng Bank, Ltd.	14,945	$275,602
JPMorgan Chase & Co.	2,820	399,876
Mitsubishi UFJ Financial Group, Inc.	46,574	285,917
Mizuho Financial Group, Inc.	17,600	231,953
Resona Holdings, Inc.	24,100	107,782
Sumitomo Mitsui Financial Group, Inc.	5,219	185,077
The Bank of Nova Scotia	3,869	280,369
The PNC Financial Services Group, Inc.	1,702	339,124
Capital markets 1.2%
Daiwa Securities Group, Inc.	49,545	292,935
Northern Trust Corp.	5,017	571,436
T. Rowe Price Group, Inc.	3,770	544,991
The Blackstone Group, Inc.	2,498	318,420
Insurance 1.5%
Admiral Group PLC	6,826	271,918
Erie Indemnity Company, Class A	3,298	577,480
Medibank Private, Ltd.	113,608	262,038
MS&AD Insurance Group Holdings, Inc.	8,898	301,079
Sompo Holdings, Inc.	3,100	134,596
The Travelers Companies, Inc.	2,279	391,601
Tokio Marine Holdings, Inc.	4,738	269,597
Health care 3.3%		4,750,951
Biotechnology 1.0%
AbbVie, Inc.	5,062	747,997
Amgen, Inc.	2,972	673,099
Health care equipment and supplies 0.4%
Medtronic PLC	6,145	645,164
Pharmaceuticals 1.9%
GlaxoSmithKline PLC	12,868	268,351
Johnson & Johnson	3,948	649,722
Merck & Company, Inc.	8,128	622,442
Pfizer, Inc.	11,667	547,649
Sanofi	2,723	284,642
Takeda Pharmaceutical Company, Ltd.	10,229	311,885
Industrials 1.2%		1,782,075
Air freight and logistics 0.4%
CH Robinson Worldwide, Inc.	6,163	595,839
Industrial conglomerates 0.6%
3M Company	3,650	542,573
CK Hutchison Holdings, Ltd.	41,970	294,254
22	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Marine 0.2%
SITC International Holdings Company, Ltd.	84,743	$349,409
Information technology 2.3%		3,319,051
Communications equipment 0.4%
Cisco Systems, Inc.	10,889	607,280
IT services 0.4%
Paychex, Inc.	5,272	627,684
Semiconductors and semiconductor equipment 0.9%
Broadcom, Inc.	1,057	620,924
Texas Instruments, Inc.	3,630	617,064
Software 0.2%
Oracle Corp. Japan	3,800	271,417
Technology hardware, storage and peripherals 0.4%
NetApp, Inc.	7,332	574,682
Materials 1.7%		2,481,531
Chemicals 0.5%
Evonik Industries AG	5,569	167,636
International Flavors & Fragrances, Inc.	4,582	609,406
Containers and packaging 0.5%
Packaging Corp. of America	4,831	711,075
Metals and mining 0.5%
Newmont Corp.	10,946	724,625
Paper and forest products 0.2%
UPM-Kymmene OYJ	7,779	268,789
Real estate 1.4%		2,018,733
Equity real estate investment trusts 1.0%
Crown Castle International Corp.	3,571	594,893
Extra Space Storage, Inc.	3,166	595,683
Mapletree Logistics Trust	214,100	278,358
Real estate management and development 0.4%
CK Asset Holdings, Ltd.	46,509	293,753
Sun Hung Kai Properties, Ltd.	22,024	256,046
Utilities 8.5%		12,219,752
Electric utilities 3.2%
Alliant Energy Corp.	11,075	646,780
American Electric Power Company, Inc.	7,291	660,929
CLP Holdings, Ltd.	28,500	290,338
Evergy, Inc.	9,926	619,482
Eversource Energy	7,439	608,510
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	23

	Shares	Value
Utilities (continued)
Electric utilities (continued)
Power Assets Holdings, Ltd.	47,800	$301,261
Red Electrica Corp. SA	14,303	283,349
Terna - Rete Elettrica Nazionale	36,837	301,798
The Kansai Electric Power Company, Inc.	29,700	299,458
Xcel Energy, Inc.	9,685	652,091
Gas utilities 0.4%
Enagas SA	12,418	262,437
Snam SpA	50,109	278,418
Multi-utilities 4.3%
Algonquin Power & Utilities Corp.	16,000	738,080
Ameren Corp.	7,755	666,542
CMS Energy Corp.	10,384	664,680
Consolidated Edison, Inc.	7,487	642,160
Dominion Energy, Inc.	8,382	666,620
Dominion Energy, Inc.	4,500	446,130
DTE Energy Company	3,405	414,014
E.ON SE	22,312	303,478
National Grid PLC	19,614	296,551
Public Service Enterprise Group, Inc.	10,269	665,739
WEC Energy Group, Inc.	6,936	630,344
Water utilities 0.6%
Essential Utilities, Inc.	12,698	598,203

United Utilities Group PLC	19,673	282,360
Preferred securities 3.7%		$5,418,366
(Cost $5,217,322)
Communication services 0.5%		801,381
Media 0.2%
Paramount Global, 5.750% (F)	5,600	298,256
Wireless telecommunication services 0.3%
Telephone & Data Systems, Inc., 6.625%	20,125	503,125
Financials 0.2%		285,297
Banks 0.2%
Wells Fargo & Company, 7.500%	211	285,297
Industrials 0.1%		167,722
Trading companies and distributors 0.1%
Fortress Transportation and Infrastructure Investors LLC (8.250% 6-15-26, then 5 Year CMT + 7.378%)	6,725	167,722
24	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology 0.4%		$638,782
Semiconductors and semiconductor equipment 0.4%
Broadcom, Inc., 8.000%	350	638,782
Real estate 0.2%		256,361
Equity real estate investment trusts 0.2%
Pebblebrook Hotel Trust, 6.375%	10,275	256,361
Utilities 2.3%		3,268,823
Electric utilities 0.9%
American Electric Power Company, Inc., 6.125%	9,491	498,467
NextEra Energy, Inc., 6.219%	10,224	512,222
SCE Trust VI, 5.000%	10,564	225,858
Gas utilities 0.5%
Spire, Inc., 7.500%	7,643	370,762
UGI Corp., 7.250%	4,500	416,250
Independent power and renewable electricity producers 0.4%
The AES Corp., 6.875%	6,700	577,339
Multi-utilities 0.5%
DTE Energy Company, 6.250%	7,050	357,153
NiSource, Inc., 7.750%	2,800	310,772

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.9%				$8,579,377
(Cost $8,586,788)
Commercial paper 2.2%				3,249,298
Cooperative Rabobank UA	0.190	05-03-22	750,000	749,597
Manhattan Asset Funding Company LLC	0.200	03-02-22	500,000	499,997
Old Line Funding LLC	0.150	03-02-22	750,000	749,996
Swedbank	0.300	04-20-22	750,000	749,722
Thunder Bay Funding LLC	0.200	03-10-22	500,000	499,986
U.S. Government 1.7%				2,488,112
U.S. Treasury Bill	0.242	12-01-22	2,500,000	2,488,112

	Yield (%)	Shares	Value
Short-term funds 2.0%			2,841,967
John Hancock Collateral Trust (G)	0.0896(H)	26,949	269,532
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0265(H)	2,572,435	2,572,435

Total investments (Cost $145,787,215) 99.6%	$144,041,588
Other assets and liabilities, net 0.4%	603,260
Total net assets 100.0%	$144,644,848

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	25

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $54,227,463 or 37.5% of the fund’s net assets as of 2-28-22.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	All or a portion of this security is on loan as of 2-28-22.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 2-28-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
26	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	976,754	EUR	859,325	MSCS	3/16/2022	$12,697	—
USD	556,081	MXN	11,470,000	GSI	3/16/2022	—	$(2,649)
						$12,697	$(2,649)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	50.00	Mar 2022	24	2,400	$1,108	$(144)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	49.50	Mar 2022	24	2,400	971	(516)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	49.50	Mar 2022	23	2,300	446	(702)
Exchange-traded	iShares MSCI Japan ETF	USD	66.00	Mar 2022	20	2,000	699	(210)
Exchange-traded	iShares MSCI Japan ETF	USD	66.50	Mar 2022	19	1,900	324	(409)
							$3,548	$(1,981)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	48.50	Mar 2022	50	5,000	$4,699	$(9,075)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	47.50	Mar 2022	50	5,000	5,174	(8,100)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	46.00	Mar 2022	52	5,200	6,160	(5,590)
Exchange-traded	iShares MSCI Japan ETF	USD	64.00	Mar 2022	15	1,500	1,380	(1,950)
Exchange-traded	iShares MSCI Japan ETF	USD	63.00	Mar 2022	15	1,500	2,154	(2,198)
							$19,567	$(26,913)
							$23,115	$(28,894)

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	27

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	FTSE 100 Index	GBP	7,725.00	Mar 2022	7	7	$306	$(202)
GSI	FTSE 100 Index	GBP	7,646.00	Mar 2022	7	7	568	(713)
							$874	$(915)
Exchange-traded	EURO STOXX 50 Index	EUR	4,200.00	Mar 2022	3	30	1,125	(195)
Exchange-traded	EURO STOXX 50 Index	EUR	4,050.00	Mar 2022	4	40	1,972	(2,579)
Exchange-traded	S&P 500 Index	USD	4,550.00	Mar 2022	3	300	11,802	(2,790)
Exchange-traded	S&P 500 Index	USD	4,425.00	Mar 2022	3	300	12,440	(20,384)
Exchange-traded	S&P 500 Index	USD	4,500.00	Mar 2022	3	300	13,509	(14,850)
							$40,848	$(40,798)
Puts
CITI	FTSE 100 Index	GBP	7,550.00	Mar 2022	6	6	$1,025	$(1,108)
GSI	FTSE 100 Index	GBP	7,405.00	Mar 2022	6	6	1,870	(1,472)
							$2,895	$(2,580)
Exchange-traded	EURO STOXX 50 Index	EUR	4,100.00	Mar 2022	4	40	4,074	(8,373)
Exchange-traded	EURO STOXX 50 Index	EUR	3,850.00	Mar 2022	4	40	5,836	(4,602)
Exchange-traded	S&P 500 Index	USD	4,500.00	Mar 2022	2	200	18,018	(27,350)
Exchange-traded	S&P 500 Index	USD	4,275.00	Mar 2022	2	200	21,933	(13,850)
Exchange-traded	S&P 500 Index	USD	4,335.00	Mar 2022	2	200	23,418	(20,660)
							$73,279	$(74,835)
							$117,896	$(119,128)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
At 2-28-22, the aggregate cost of investments for federal income tax purposes was $146,006,675. Net unrealized depreciation aggregated to $2,103,061, of which $4,542,325 related to gross unrealized appreciation and $6,645,386 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
28	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $145,517,648) including $264,300 of securities loaned	$143,772,056
Affiliated investments, at value (Cost $269,567)	269,532
Total investments, at value (Cost $145,787,215)	144,041,588
Unrealized appreciation on forward foreign currency contracts	12,697
Cash	392
Foreign currency, at value (Cost $469,320)	469,050
Dividends and interest receivable	1,327,390
Receivable for fund shares sold	108
Receivable for investments sold	153,670
Receivable for securities lending income	1,372
Receivable from affiliates	4,818
Other assets	47,853
Total assets	146,058,938
Liabilities
Unrealized depreciation on forward foreign currency contracts	2,649
Written options, at value (Premiums received $141,011)	148,022
Payable for investments purchased	804,502
Payable for fund shares repurchased	5,123
Payable upon return of securities loaned	269,600
Payable to affiliates
Accounting and legal services fees	5,185
Transfer agent fees	463
Trustees’ fees	50
Other liabilities and accrued expenses	178,496
Total liabilities	1,414,090
Net assets	$144,644,848
Net assets consist of
Paid-in capital	$149,752,441
Total distributable earnings (loss)	(5,107,593)
Net assets	$144,644,848

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	29

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($4,208,945 ÷ 446,199 shares)[1]	$9.43
Class C ($667,285 ÷ 71,134 shares)[1]	$9.38
Class I ($501,488 ÷ 53,080 shares)	$9.45
Class R6 ($492,056 ÷ 52,043 shares)	$9.45
Class NAV ($138,775,074 ÷ 13,971,511 shares)	$9.93
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$9.87

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
30	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Investment income
Interest	$2,493,677
Dividends	974,679
Securities lending	4,448
Less foreign taxes withheld	(26,410)
Total investment income	3,446,394
Expenses
Investment management fees	317,034
Distribution and service fees	8,978
Accounting and legal services fees	9,456
Transfer agent fees	3,171
Trustees’ fees	1,145
Custodian fees	53,915
State registration fees	24,248
Printing and postage	10,511
Professional fees	28,459
Other	10,052
Total expenses	466,969
Less expense reductions	(61,983)
Net expenses	404,986
Net investment income	3,041,408
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,642,713
Affiliated investments	(33)
Capital gain distributions received from affiliated investments	19
Forward foreign currency contracts	39,757
Written options	54,369
1,736,825
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(9,632,742)
Affiliated investments	(35)
Forward foreign currency contracts	8,740
Written options	(46,060)
(9,670,097)
Net realized and unrealized loss	(7,933,272)
Decrease in net assets from operations	$(4,891,864)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	31

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$3,041,408	$6,137,772
Net realized gain	1,736,825	8,622,921
Change in net unrealized appreciation (depreciation)	(9,670,097)	4,064,233
Increase (decrease) in net assets resulting from operations	(4,891,864)	18,824,926
Distributions to shareholders
From earnings
Class A	(330,824)	(245,069)
Class C	(47,941)	(30,477)
Class I	(38,090)	(26,789)
Class R6	(45,296)	(19,571)
Class NAV	(10,465,491)	(8,113,451)
Total distributions	(10,927,642)	(8,435,357)
From fund share transactions	3,346,331	(1,548,975)
Total increase (decrease)	(12,473,175)	8,840,594
Net assets
Beginning of period	157,118,023	148,277,429
End of period	$144,644,848	$157,118,023
32	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$10.52	$9.86	$9.88	$9.67	$9.93	$9.75
Net investment income[2]	0.18	0.37	0.30	0.31	0.32	0.29
Net realized and unrealized gain (loss) on investments	(0.52)	0.84	(0.11)[3]	0.21	(0.24)	0.21
Total from investment operations	(0.34)	1.21	0.19	0.52	0.08	0.50
Less distributions
From net investment income	(0.21)	(0.47)	(0.21)	(0.31)	(0.34)	(0.32)
From net realized gain	(0.54)	(0.08)	—	—	—[4]	—[4]
Total distributions	(0.75)	(0.55)	(0.21)	(0.31)	(0.34)	(0.32)
Net asset value, end of period	$9.43	$10.52	$9.86	$9.88	$9.67	$9.93
Total return (%)[5,6]	(3.48)[7]	12.67	1.96	5.52	0.80	5.30
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$5	$5	$5	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[8]	1.00	1.59[9]	3.88[9]	2.28[9]	2.77[9]
Expenses including reductions	0.88[8]	0.89	0.90[9]	0.62[9]	0.62[9]	0.63[9]
Net investment income	3.68[8]	3.62	2.98	3.20	3.26	2.96
Portfolio turnover (%)	27	79	42	29	50	17

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
[9]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	33

CLASS C SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$10.47	$9.81	$9.85	$9.64	$9.90	$9.72
Net investment income[2]	0.15	0.29	0.23	0.24	0.25	0.22
Net realized and unrealized gain (loss) on investments	(0.53)	0.84	(0.11)[3]	0.21	(0.24)	0.22
Total from investment operations	(0.38)	1.13	0.12	0.45	0.01	0.44
Less distributions
From net investment income	(0.17)	(0.39)	(0.16)	(0.24)	(0.27)	(0.26)
From net realized gain	(0.54)	(0.08)	—	—	—[4]	—[4]
Total distributions	(0.71)	(0.47)	(0.16)	(0.24)	(0.27)	(0.26)
Net asset value, end of period	$9.38	$10.47	$9.81	$9.85	$9.64	$9.90
Total return (%)[5,6]	(3.78)[7]	11.75	1.24	4.80	0.09	4.58
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71[8]	1.75	2.30[9]	4.58[9]	2.98[9]	3.47[9]
Expenses including reductions	1.63[8]	1.64	1.62[9]	1.32[9]	1.32[9]	1.33[9]
Net investment income	2.94[8]	2.87	2.27	2.51	2.54	2.30
Portfolio turnover (%)	27	79	42	29	50	17

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
[9]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
34	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$10.54	$9.88	$9.89	$9.67	$9.93	$9.76
Net investment income[2]	0.20	0.40	0.33	0.34	0.36	0.32
Net realized and unrealized gain (loss) on investments	(0.52)	0.83	(0.11)[3]	0.22	(0.25)	0.20
Total from investment operations	(0.32)	1.23	0.22	0.56	0.11	0.52
Less distributions
From net investment income	(0.23)	(0.49)	(0.23)	(0.34)	(0.37)	(0.35)
From net realized gain	(0.54)	(0.08)	—	—	—[4]	—[4]
Total distributions	(0.77)	(0.57)	(0.23)	(0.34)	(0.37)	(0.35)
Net asset value, end of period	$9.45	$10.54	$9.88	$9.89	$9.67	$9.93
Total return (%)[5]	(3.25)[6]	12.83	2.28	5.94	1.11	5.51
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$—[7]	$—[7]	$—[7]	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71[8]	0.75	1.30[9]	3.60[9]	1.98[9]	2.46[9]
Expenses including reductions	0.63[8]	0.64	0.62[9]	0.34[9]	0.32[9]	0.31[9]
Net investment income	3.93[8]	3.87	3.29	3.50	3.59	3.32
Portfolio turnover (%)	27	79	42	29	50	17

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	35

CLASS R6 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$10.55	$9.89	$9.89	$9.68	$9.94	$9.76
Net investment income[2]	0.20	0.41	0.35	0.34	0.37	0.33
Net realized and unrealized gain (loss) on investments	(0.53)	0.84	(0.11)[3]	0.22	(0.25)	0.21
Total from investment operations	(0.33)	1.25	0.24	0.56	0.12	0.54
Less distributions
From net investment income	(0.23)	(0.51)	(0.24)	(0.35)	(0.38)	(0.36)
From net realized gain	(0.54)	(0.08)	—	—	—[4]	—[4]
Total distributions	(0.77)	(0.59)	(0.24)	(0.35)	(0.38)	(0.36)
Net asset value, end of period	$9.45	$10.55	$9.89	$9.89	$9.68	$9.94
Total return (%)[5]	(3.29)[6]	12.95	2.46	5.94	1.20	5.73
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$1	$—[7]	$—[7]	$—[7]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.61[8]	0.65	1.19[9]	3.48[9]	1.88[9]	2.37[9]
Expenses including reductions	0.53[8]	0.53	0.50[9]	0.22[9]	0.22[9]	0.22[9]
Net investment income	4.04[8]	3.99	3.45	3.53	3.69	3.42
Portfolio turnover (%)	27	79	42	29	50	17

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
36	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-22[1]	8-31-21	8-31-20[2]
Per share operating performance
Net asset value, beginning of period	$11.04	$10.32	$10.00
Net investment income[3]	0.21	0.43	0.09
Net realized and unrealized gain (loss) on investments	(0.55)	0.88	0.28
Total from investment operations	(0.34)	1.31	0.37
Less distributions
From net investment income	(0.23)	(0.51)	(0.05)
From net realized gain	(0.54)	(0.08)	—
Total distributions	(0.77)	(0.59)	(0.05)
Net asset value, end of period	$9.93	$11.04	$10.32
Total return (%)[4]	(3.23)[5]	13.00	3.67[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$139	$151	$142
Ratios (as a percentage of average net assets):
Expenses before reductions	0.60[6]	0.64	1.17[6]
Expenses including reductions	0.52[6]	0.52	0.49[6]
Net investment income	4.05[6]	3.98	3.77[6]
Portfolio turnover (%)	27	79	42[7]

[1]	Six months ended 2-28-22. Unaudited.
[2]	The inception date for Class NAV shares is 6-4-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The portfolio turnover is shown for the period from 9-1-19 to 8-31-20.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	37

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Multi-Asset High Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
38	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$1,892,299	—	$1,892,299	—
Corporate bonds	77,746,635	—	77,746,635	—
Term loans	1,768,244	—	1,768,244	—
Collateralized mortgage obligations	418,096	—	418,096	—
Asset backed securities	1,258,647	—	1,258,647	—
Common stocks	46,959,924	$33,938,383	13,021,541	—
Preferred securities	5,418,366	5,418,366	—	—
Short-term investments	8,579,377	2,841,967	5,737,410	—
Total investments in securities	$144,041,588	$42,198,716	$101,842,872	—
Derivatives:
Assets
Forward foreign currency contracts	$12,697	—	$12,697	—
Liabilities
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	39

	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	$(2,649)	—	$(2,649)	—
Written options	(148,022)	$(146,712)	(1,310)	—
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses
40	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2022, the fund loaned securities valued at $264,300 and received $269,600 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2022 were $2,657.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	41

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2021, the fund has a short-term capital loss carryforward of $4,044,252 and a long-term capital loss carryforward of $94,912 available to offset future net realized capital gains. These carryforwards do not expire.
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of August 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies, contingent payment debt instruments and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced
42	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2022, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $1.5 million to $1.6 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	43

Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the six months ended February 28, 2022, the fund wrote option contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held written option contracts with market values ranging from $81,000 to $243,000, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2022 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$12,697	$(2,649)
Equity	Written options, at value	Written options	—	(148,022)
			$12,697	$(150,671)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2022:
	Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts	Written options	Total
Currency	$39,757	—	$39,757
Equity	—	$54,369	54,369
Total	$39,757	$54,369	$94,126
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2022:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts	Written options	Total
Currency	$8,740	—	$8,740
Equity	—	$(46,060)	(46,060)
Total	$8,740	$(46,060)	$(37,320)
44	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
The management fees are determined in accordance with the following schedule:
	First $5.0 billion of net assets	Excess over $5.0 billion of net assets
Assets in a fund of the Trust or JHF III	0.200%	0.175%

	First $1.5 billion of net assets	Excess over $1.5 billion of net assets
Other assets	0.420%	0.410%
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the “Expenses” of the fund exceed 0.52% of average daily net assets. “Expenses” means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The current expense limitation agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	45

For the six months ended February 28, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,831
Class C	280
Class I	207
Class	Expense reduction
Class R6	$228
Class NAV	59,437
Total	$61,983

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of 0.34% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $113 for the six months ended February 28, 2022. Of this amount, $5 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $108 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2022, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
46	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$5,578	$2,490
Class C	3,400	379
Class I	—	278
Class R6	—	24
Total	$8,978	$3,171
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	29,356	$298,480	38,590	$399,522
Distributions reinvested	33,376	327,214	23,785	242,236
Repurchased	(47,622)	(473,094)	(117,117)	(1,188,239)
Net increase (decrease)	15,110	$152,600	(54,742)	$(546,481)
Class C shares
Sold	3,149	$31,812	14,400	$149,217
Distributions reinvested	4,911	47,854	2,963	30,024
Repurchased	(6,204)	(63,234)	(19,117)	(195,590)
Net increase (decrease)	1,856	$16,432	(1,754)	$(16,349)
Class I shares
Sold	8,399	$85,601	1,315	$13,675
Distributions reinvested	3,878	38,090	2,625	26,789
Repurchased	(7,254)	(74,442)	(3,395)	(34,057)
Net increase	5,023	$49,249	545	$6,407
Class R6 shares
Sold	5,023	$51,833	35,785	$363,043
Distributions reinvested	4,605	45,296	1,902	19,571
Repurchased	(11,444)	(113,071)	(8,950)	(88,928)
Net increase (decrease)	(1,816)	$(15,942)	28,737	$293,686
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	47

	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	40,992	$432,050	204,291	$2,176,352
Distributions reinvested	1,013,557	10,465,491	759,701	8,113,451
Repurchased	(737,260)	(7,753,549)	(1,071,943)	(11,576,041)
Net increase (decrease)	317,289	$3,143,992	(107,951)	$(1,286,238)
Total net increase (decrease)	337,462	$3,346,331	(135,165)	$(1,548,975)
Affiliates of the fund owned 92% and 100% of shares of Class R6 and Class NAV, respectively, on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $38,833,796 and $43,631,508, respectively, for the six months ended February 28, 2022.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2022, funds within the John Hancock group of funds complex held 95.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	34.3%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	31.8%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	29.8%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	26,949	—	$472,200	$(202,600)	$(33)	$(35)	$4,448	$19	$269,532

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR,
48	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 11—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 12—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	49

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
John F. Addeo, CFA
Geoffrey Kelley, CFA
Caryn E. Rothman, CFA
Nathan W. Thooft, CFA
Christopher Walsh, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
50	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Asset High Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071537	448SA 2/22
4/2022

Semiannual report
John Hancock
Emerging Markets Debt Fund
Fixed income
February 28, 2022

A message to shareholders
Dear shareholder,
The U.S. and international bond markets continued to decline during the six months ended February 28, 2022, as bond yields remained on an upward trajectory. Rising inflation, driven primarily by surging energy and food prices, remained a key factor pushing global bond yields higher as investors priced in inflation-fighting interest rate increases by many of the world’s central banks. In particular, investors priced in multiple short-term interest rate increases by the U.S. Federal Reserve to combat mounting inflationary pressures.
However, the conflict between Russia and Ukraine late in February halted the climb in global bond yields as economic sanctions against Russia and an uncertain outcome to the war fueled investor demand for the relative safety of government bonds.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Debt Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
19	Financial statements
22	Financial highlights
28	Notes to financial statements
38	More information
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks total return with an emphasis on current income as well as capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2022 (%)

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/28/2022 (% of net assets)

*Quasi-sovereign bonds are issued by other entities backed with sovereign guarantee where costs are borne by the entity and not the government.
QUALITY COMPOSITION AS OF 2/28/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-22 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	3

TOP 10 ISSUERS AS OF 2/28/2022 (% of net assets)
Petroleos Mexicanos	4.1
Pertamina Persero PT	3.9
Republic of Turkey	3.3
Kingdom of Saudi Arabia	2.8
Arab Republic of Egypt	2.5
Petrobras Global Finance BV	2.3
Sultanate of Oman	2.2
Republic of Argentina	2.1
State of Qatar	2.0
Mexico City Airport Trust	2.0
TOTAL	27.2
Cash and cash equivalents are not included.

TOP 10 COUNTRIES AS OF 2/28/2022 (% of net assets)
Mexico	12.5
Brazil	6.6
Indonesia	5.5
Luxembourg	5.3
Turkey	4.5
Peru	3.3
Netherlands	3.1
Dominican Republic	3.1
Colombia	2.9
Argentina	2.8
TOTAL	49.6
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-22	as of 2-28-22
Class A	-10.82	1.08	2.52	-14.11	5.54	28.32	4.96	4.95
Class C1	-8.62	1.18	2.38	-11.76	6.03	26.55	4.43	4.42
Class I2	-6.78	2.21	3.28	-10.42	11.55	38.12	5.49	5.48
Class R2[1,2]	-6.95	1.99	3.03	-10.36	10.37	34.78	5.34	5.33
Class R6[1,2]	-6.69	2.31	3.24	-10.29	12.11	37.60	5.61	5.60
Class NAV[1,2]	-6.68	2.33	3.34	-10.28	12.23	38.91	5.62	5.61
Index††	-6.10	1.97	3.57	-10.02	10.27	42.06	—	—
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.17	1.87	0.87	1.27	0.77	0.76
Net (%)	1.16	1.86	0.86	1.26	0.76	0.75
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the J.P. Morgan EMBI Global Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Debt Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the J.P. Morgan EMBI Global Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-29-12	12,655	12,655	14,206
Class I2	2-29-12	13,812	13,812	14,206
Class R2[1,2]	2-29-12	13,478	13,478	14,206
Class R6[1,2]	2-29-12	13,760	13,760	14,206
Class NAV[1,2]	2-29-12	13,891	13,891	14,206
The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class R2 and Class R6 shares were first offered on 3-27-15. Class C and Class NAV shares were first offered on 8-28-14 and 6-20-13, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$894.40	$5.45	1.16%
	Hypothetical example	1,000.00	1,019.00	5.81	1.16%
Class C	Actual expenses/actual returns	1,000.00	891.10	8.72	1.86%
	Hypothetical example	1,000.00	1,015.60	9.30	1.86%
Class I	Actual expenses/actual returns	1,000.00	895.80	4.04	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Class R2	Actual expenses/actual returns	1,000.00	896.40	4.75	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
Class R6	Actual expenses/actual returns	1,000.00	897.10	3.57	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%
Class NAV	Actual expenses/actual returns	1,000.00	897.20	3.53	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-22 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 38.0%					$408,618,034
(Cost $477,032,542)
Angola 0.3%					2,783,400
Republic of Angola
Bond (A)	9.125	11-26-49		3,000,000	2,783,400
Argentina 2.6%					28,185,169
Provincia de Buenos Aires
Bond (3.900% to 9-1-22, then 5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter) (A)	3.900	09-01-37		10,689,333	4,516,243
Provincia de Rio Negro
Bond (4.875% to 9-10-22, then 6.625% to 9-10-23, then 6.875% thereafter) (A)	4.875	03-10-28		2,462,111	1,514,198
Republic of Argentina
Bond (0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter)	0.500	07-09-30		9,390,259	2,995,493
Bond (1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.375% to 7-9-28, then 5.000% thereafter) (B)	1.125	07-09-46		4,300,000	1,285,700
Bond (1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	1.125	07-09-35		27,207,840	8,053,521
Bond (2.000% to 7-9-22, then 3.875% to 7-9-23, then 4.250% to 7-9-24, then 5.000% thereafter)	2.000	01-09-38		26,540,579	9,820,014
Armenia 0.3%					3,400,000
Republic of Armenia
Bond (A)	3.600	02-02-31		4,000,000	3,400,000
Bahrain 1.7%					18,174,200
Kingdom of Bahrain
Bond (A)	5.250	01-25-33		6,000,000	5,310,000
Bond (A)	7.000	10-12-28		3,450,000	3,653,736
Bond (A)	7.375	05-14-30		8,700,000	9,210,464
Brazil 1.9%					20,758,570
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	4,176,676
Note	10.000	01-01-27	BRL	88,000,000	16,581,894
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

	Rate (%)	Maturity date		Par value^	Value
China 1.3%					$13,506,098
People’s Republic of China
Bond	3.020	05-27-31	CNY	84,000,000	13,506,098
Colombia 1.4%					14,868,762
Republic of Colombia
Bond	3.125	04-15-31		7,770,000	6,584,997
Bond	5.000	06-15-45		6,900,000	5,749,425
Bond	5.200	05-15-49		3,000,000	2,534,340
Costa Rica 0.1%					1,012,500
Republic of Costa Rica
Bond	4.250	01-26-23		1,000,000	1,012,500
Dominican Republic 2.0%					21,111,003
Government of Dominican Republic
Bond (A)	5.300	01-21-41		5,000,000	4,287,550
Bond (A)	5.875	01-30-60		5,350,000	4,507,429
Bond	5.875	01-30-60		1,500,000	1,264,515
Bond (A)	5.950	01-25-27		1,500,000	1,554,765
Bond	5.950	01-25-27		900,000	932,859
Bond	6.850	01-27-45		5,800,000	5,675,358
Bond (A)	6.875	01-29-26		2,650,000	2,888,527
Egypt 2.5%					27,317,292
Arab Republic of Egypt
Bond (A)	3.875	02-16-26		5,000,000	4,314,200
Bond (A)	5.875	06-11-25		3,000,000	2,934,946
Bond (A)	7.500	01-31-27		3,700,000	3,533,233
Bond (A)	7.903	02-21-48		9,200,000	6,779,461
Bond	7.903	02-21-48		2,000,000	1,473,796
Bond	8.500	01-31-47		4,600,000	3,568,176
Bond (A)	8.875	05-29-50		6,000,000	4,713,480
El Salvador 0.2%					2,687,500
Republic of El Salvador
Bond	9.500	07-15-52		5,000,000	2,687,500
Georgia 0.1%					954,780
Republic of Georgia
Bond (A)	2.750	04-22-26		1,000,000	954,780
Ghana 0.8%					8,886,189
Republic of Ghana
Bond	7.625	05-16-29		3,275,000	2,216,650
Bond (A)	7.875	02-11-35		1,200,000	784,111
Bond	8.125	01-18-26		3,150,000	2,448,983
Bond	8.950	03-26-51		5,300,000	3,436,445
10	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Honduras 0.1%					$955,500
Republic of Honduras
Bond (A)	6.250	01-19-27		1,050,000	955,500
Indonesia 0.9%					9,869,824
Republic of Indonesia
Bond (A)	4.750	01-08-26		6,350,000	6,804,748
Bond	6.625	02-17-37		2,421,000	3,065,076
Iraq 0.8%					8,443,095
Republic of Iraq
Bond	5.800	01-15-28		7,558,500	7,250,005
Bond (A)	6.752	03-09-23		1,200,000	1,193,090
Ivory Coast 0.7%					7,960,319
Republic of Ivory Coast
Bond (A)	4.875	01-30-32	EUR	8,350,000	7,960,319
Kenya 0.5%					5,519,285
Republic of Kenya
Bond (A)(B)	8.000	05-22-32		3,000,000	2,827,830
Bond (A)	8.250	02-28-48		3,100,000	2,691,455
Mexico 1.0%					10,580,460
Government of Mexico
Bond	4.600	01-23-46		11,000,000	10,580,460
Morocco 0.5%					5,126,875
Kingdom of Morocco
Bond (A)	4.000	12-15-50		6,500,000	5,126,875
Namibia 0.3%					3,462,183
Republic of Namibia
Bond (A)	5.250	10-29-25		3,400,000	3,462,183
Nigeria 1.4%					14,912,033
Federal Republic of Nigeria
Bond	7.625	11-28-47		2,550,000	2,064,392
Bond (A)	7.696	02-23-38		2,600,000	2,196,548
Bond (A)	7.875	02-16-32		2,000,000	1,841,771
Bond	7.875	02-16-32		4,500,000	4,143,986
Bond	9.248	01-21-49		5,000,000	4,665,336
Oman 2.2%					23,386,230
Sultanate of Oman
Bond	5.625	01-17-28		6,000,000	6,126,077
Bond	6.750	01-17-48		11,500,000	11,087,278
Bond (A)	7.000	01-25-51		6,250,000	6,172,875
Pakistan 0.3%					3,723,836
Republic of Pakistan
Bond (A)	6.875	12-05-27		4,000,000	3,723,836
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	11

	Rate (%)	Maturity date		Par value^	Value
Panama 0.5%					$5,037,325
Republic of Panama
Bond	6.700	01-26-36		3,050,000	3,743,875
Bond	8.875	09-30-27		1,000,000	1,293,450
Peru 0.2%					2,715,270
Republic of Peru
Bond	3.550	03-10-51		3,000,000	2,715,270
Philippines 0.8%					8,496,002
Republic of the Philippines
Bond	3.950	01-20-40		8,600,000	8,496,002
Qatar 2.0%					22,063,878
State of Qatar
Bond	4.500	04-23-28		4,100,000	4,560,151
Bond (A)	4.817	03-14-49		10,000,000	12,139,200
Bond (A)	5.103	04-23-48		4,250,000	5,364,527
Saudi Arabia 2.8%					29,830,278
Kingdom of Saudi Arabia
Bond (A)	2.250	02-02-33		7,760,000	7,298,280
Bond (A)	5.250	01-16-50		18,650,000	22,531,998
Senegal 0.3%					2,880,993
Republic of Senegal
Bond (A)	6.250	05-23-33		1,600,000	1,486,964
Bond	6.250	05-23-33		1,500,000	1,394,029
Serbia 0.1%					1,088,750
Republic of Serbia
Bond (A)	2.125	12-01-30		1,300,000	1,088,750
South Africa 1.7%					18,530,809
Republic of South Africa
Bond	4.300	10-12-28		3,300,000	3,172,390
Bond	8.000	01-31-30	ZAR	256,173,733	15,358,419
Sri Lanka 0.3%					3,300,000
Republic of Sri Lanka
Bond (B)	6.750	04-18-28		7,500,000	3,300,000
Turkey 4.0%					42,533,206
Istanbul Metropolitan Municipality
Bond (A)(B)	6.375	12-09-25		8,150,000	7,498,000
Republic of Turkey
Bond	4.250	04-14-26		9,000,000	7,987,500
Bond	5.875	06-26-31		10,000,000	8,465,000
Bond	5.950	01-15-31		5,000,000	4,250,000
Bond	6.000	01-14-41		18,650,000	14,332,706
Ukraine 0.8%					8,231,800
Republic of Ukraine
12	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Ukraine (continued)
Bond (A)	7.253	03-15-33	22,800,000	$7,489,800
GDP-Linked Bond	1.258	05-31-40	3,500,000	742,000
Uzbekistan 0.6%				6,324,620
Republic of Uzbekistan
Bond (A)	3.700	11-25-30	2,700,000	2,335,500

Bond (A)	5.375	02-20-29	4,000,000	3,989,120
Corporate bonds 51.9%				$557,150,452
(Cost $596,262,508)
Argentina 0.2%				2,631,136
Telecom Argentina SA (A)(B)	8.000	07-18-26	2,830,000	2,631,136
Austria 0.4%				4,148,240
Klabin Austria GmbH (A)	7.000	04-03-49	4,000,000	4,148,240
Bermuda 0.4%				4,140,000
Investment Energy Resources, Ltd. (A)	6.250	04-26-29	4,000,000	4,140,000
Brazil 4.7%				49,914,997
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	6,900,000	6,166,944
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32	3,000,000	2,745,000
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	6,000,000	5,550,000
Odebrecht Holdco Finance, Ltd. (C)	14.760	09-10-58	1,396,835	8,493
Odebrecht Holdco Finance, Ltd. (A)(C)	14.760	09-10-58	1,671,394	10,162
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22	105,138	103,562
Odebrecht Offshore Drilling Finance, Ltd. (1.000% Cash and 6.720% PIK) (A)	7.720	12-01-26	2,058,495	432,305
Odebrecht Oil & Gas Finance, Ltd., Zero Coupon (A)(D)	0.000	03-28-22	253,378	475
Petrobras Global Finance BV	5.093	01-15-30	7,122,000	7,068,279
Petrobras Global Finance BV	5.600	01-03-31	7,600,000	7,596,124
Petrobras Global Finance BV	6.850	06-05-15	10,376,000	9,626,853
Vale Overseas, Ltd.	3.750	07-08-30	3,000,000	2,968,500
Vale Overseas, Ltd.	6.875	11-21-36	6,210,000	7,638,300
Cayman Islands 0.5%				5,138,126
Latam Finance, Ltd. (A)(E)	7.000	03-01-26	5,350,000	5,043,766
OEC Finance, Ltd. (5.250% Cash or 7.875% PIK)	5.250	12-27-33	1,228,660	36,872
OEC Finance, Ltd. (7.500% Cash or 11.250% PIK) (A)(D)	7.500	03-28-22	1,511,240	57,488
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	13

	Rate (%)	Maturity date	Par value^	Value
Chile 1.1%				$11,311,360
Colbun SA	3.950	10-11-27	4,000,000	4,075,040
Enel Americas SA (B)	4.000	10-25-26	4,000,000	4,120,040
Sociedad Quimica y Minera de Chile SA (A)	4.250	05-07-29	3,000,000	3,116,280
Colombia 1.5%				15,876,342
Ecopetrol SA	5.875	05-28-45	9,700,000	8,451,125
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	2,044,470
Grupo Energia Bogota SA ESP (A)(B)	4.875	05-15-30	2,200,000	2,230,712
Promigas SA ESP (A)	3.750	10-16-29	3,500,000	3,150,035
Costa Rica 0.8%				9,080,460
Instituto Costarricense de Electricidad	6.375	05-15-43	10,980,000	9,080,460
Dominican Republic 1.1%				11,298,750
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29	4,150,000	4,077,375
Aeropuertos Dominicanos Siglo XXI SA	6.750	03-30-29	7,350,000	7,221,375
Guatemala 0.5%				5,609,464
CT Trust (A)(B)	5.125	02-03-32	5,600,000	5,609,464
Hong Kong 0.5%				5,062,120
Sinochem Overseas Capital Company, Ltd.	6.300	11-12-40	4,000,000	5,062,120
India 2.8%				30,561,067
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	4,500,000	3,911,580
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27	4,100,000	4,094,178
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	3,433,454
Shriram Transport Finance Company, Ltd. (A)(B)	4.400	03-13-24	5,700,000	5,578,875
Shriram Transport Finance Company, Ltd. (A)	5.100	07-16-23	4,000,000	4,025,000
Vedanta Resources, Ltd. (A)	6.375	07-30-22	2,990,000	2,930,200
Vedanta Resources, Ltd. (B)	7.125	05-31-23	3,020,000	2,794,255
Vedanta Resources, Ltd. (A)(B)	7.125	05-31-23	4,100,000	3,793,525
Indonesia 4.6%				49,717,104
Cikarang Listrindo Tbk PT (A)(B)	4.950	09-14-26	7,750,000	7,769,375
Pertamina Persero PT (A)	4.700	07-30-49	7,000,000	6,857,174
Pertamina Persero PT	6.000	05-03-42	8,200,000	9,122,463
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	15,908,685
14	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Indonesia (continued)
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	$10,059,407
Luxembourg 5.3%				57,133,817
Atento Luxco 1 SA (A)	8.000	02-10-26	7,000,000	7,107,786
Hidrovias International Finance SARL (A)	4.950	02-08-31	6,000,000	5,122,560
JBS Finance Luxembourg Sarl	3.625	01-15-32	5,000,000	4,536,750
Kenbourne Invest SA (A)	4.700	01-22-28	6,800,000	6,307,000
Kenbourne Invest SA (A)	6.875	11-26-24	4,000,000	4,045,000
Klabin Finance SA (A)(B)	4.875	09-19-27	5,800,000	5,923,308
Millicom International Cellular SA (A)	4.500	04-27-31	758,000	709,261
Millicom International Cellular SA (A)	5.125	01-15-28	5,220,000	5,037,300
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26	8,750,000	8,542,275
Rede D’or Finance Sarl (A)	4.500	01-22-30	4,265,000	3,940,007
Simpar Europe SA (A)	5.200	01-26-31	7,000,000	5,862,570
Mauritius 1.3%				14,126,914
HTA Group, Ltd. (A)	7.000	12-18-25	4,900,000	4,958,212
MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24	5,950,000	5,968,898
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,000,000	3,199,804
Mexico 11.5%				123,280,935
Alpek SAB de CV (A)	4.250	09-18-29	2,000,000	1,987,500
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(D)	7.500	06-27-29	2,200,000	2,150,060
Braskem Idesa SAPI (A)	6.990	02-20-32	4,790,000	4,574,450
Cemex SAB de CV (A)	3.875	07-11-31	7,750,000	6,887,890
Credito Real SAB de CV (A)(B)	9.500	02-07-26	10,000,000	1,800,100
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (B)(D)	9.125	11-29-22	3,500,000	280,000
Cydsa SAB de CV (B)	6.250	10-04-27	943,000	922,971
Cydsa SAB de CV (A)	6.250	10-04-27	7,600,000	7,438,576
Industrias Penoles SAB de CV (A)	5.650	09-12-49	5,600,000	5,950,056
Infraestructura Energetica Nova SAB de CV (A)	4.750	01-15-51	5,700,000	5,030,307
Infraestructura Energetica Nova SAB de CV (A)	4.875	01-14-48	2,800,000	2,485,028
Metalsa SA de CV (A)	3.750	05-04-31	3,500,000	3,139,045
Mexico City Airport Trust	3.875	04-30-28	6,000,000	5,865,000
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	6,398,946
Mexico City Airport Trust	5.500	07-31-47	4,000,000	3,592,860
Mexico City Airport Trust (A)	5.500	07-31-47	6,900,000	6,197,684
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	15

	Rate (%)	Maturity date	Par value^	Value
Mexico (continued)
Petroleos Mexicanos	6.500	03-13-27	5,300,000	$5,443,895
Petroleos Mexicanos	6.625	06-15-35	10,880,000	9,852,710
Petroleos Mexicanos	7.690	01-23-50	32,000,000	28,745,436
Trust Fibra Uno (A)	6.950	01-30-44	6,600,000	7,227,066
Unifin Financiera SAB de CV (A)(B)	8.375	01-27-28	11,500,000	7,311,355
Mongolia 0.3%				2,880,000
Mongolian Mining Corp. Resources LLC (A)	9.250	04-15-24	4,000,000	2,880,000
Netherlands 3.1%				32,987,100
Braskem Netherlands Finance BV (A)	4.500	01-10-28	11,150,000	11,274,880
Kazakhstan Temir Zholy Finance BV	6.950	07-10-42	4,600,000	5,559,082
Metinvest BV	7.750	10-17-29	6,500,000	2,095,222
Prosus NV (A)(B)	4.027	08-03-50	8,870,000	6,988,690
VEON Holdings BV (A)(B)	4.950	06-16-24	4,350,000	2,392,500
VEON Holdings BV (A)	7.250	04-26-23	1,800,000	1,170,482
VEON Holdings BV	7.250	04-26-23	5,392,000	3,506,244
Panama 0.8%				8,242,658
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	3,500,000	3,377,850
Banco General SA (A)	4.125	08-07-27	4,750,000	4,864,808
Paraguay 0.2%				2,542,475
Telefonica Celular del Paraguay SA (A)(B)	5.875	04-15-27	2,500,000	2,542,475
Peru 3.1%				33,675,720
ABY Transmision Sur SA (A)	6.875	04-30-43	5,977,500	7,516,706
Banco BBVA Peru SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29	2,300,000	2,366,148
Cia de Minas Buenaventura SAA (A)	5.500	07-23-26	4,000,000	3,962,000
InRetail Consumer (A)	3.250	03-22-28	6,000,000	5,658,000
Kallpa Generacion SA (A)(B)	4.875	05-24-26	2,890,000	2,955,054
Petroleos del Peru SA (A)	5.625	06-19-47	6,180,000	5,484,812
Volcan Cia Minera SAA (A)	4.375	02-11-26	6,000,000	5,733,000
Singapore 1.8%				19,392,805
LLPL Capital Pte, Ltd. (A)(B)	6.875	02-04-39	6,276,240	6,637,124
Medco Bell Pte, Ltd. (A)	6.375	01-30-27	6,800,000	6,617,556
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26	6,100,000	6,138,125
16	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Thailand 0.7%				$6,981,758
PTTEP Canada International Finance, Ltd. (A)	6.350	06-12-42	2,600,000	3,473,704
Thaioil Treasury Center Company, Ltd. (A)	3.750	06-18-50	2,000,000	1,655,800
Thaioil Treasury Center Company, Ltd. (A)(B)	5.375	11-20-48	1,800,000	1,852,254
Togo 0.4%				4,353,483
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	4,353,483
Turkey 0.5%				5,575,800
TC Ziraat Bankasi AS (A)	5.375	03-02-26	6,000,000	5,575,800
United Kingdom 1.8%				19,425,780
IHS Holding, Ltd. (A)	6.250	11-29-28	5,800,000	5,655,000
Liquid Telecommunications Financing PLC (A)	5.500	09-04-26	6,000,000	5,849,880
MARB BondCo PLC (A)	3.950	01-29-31	9,000,000	7,920,900
United States 1.3%				14,251,600
ATP Tower Holdings LLC (A)(B)	4.050	04-27-26	2,000,000	1,855,000
Kosmos Energy, Ltd. (A)	7.750	05-01-27	3,200,000	3,104,000
Sasol Financing USA LLC	5.500	03-18-31	9,700,000	9,292,600
Virgin Islands, British 0.7%				7,810,441
State Grid Overseas Investment 2014, Ltd.	4.850	05-07-44	6,235,000	7,810,441

	Shares	Value
Common stocks 0.1%		$640,964
(Cost $5,909,631)
Canada 0.1%		640,964
Frontera Energy Corp. (F)	62,290	640,964

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.5%				$38,164,574
(Cost $38,166,130)
U.S. Government Agency 2.3%				25,000,000
Federal Home Loan Bank Discount Note	0.010	03-01-22	25,000,000	25,000,000

	Yield (%)	Shares	Value
Short-term funds 1.2%			13,164,574
John Hancock Collateral Trust (G)	0.0896(H)	1,316,260	13,164,574

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	17

Total investments (Cost $1,117,370,811) 93.5%	$1,004,574,024
Other assets and liabilities, net 6.5%	69,535,312
Total net assets 100.0%	$1,074,109,336

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
ZAR	South African Rand

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $565,396,830 or 52.6% of the fund’s net assets as of 2-28-22.
(B)	All or a portion of this security is on loan as of 2-28-22.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Non-income producing security.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 2-28-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 2-28-22, the aggregate cost of investments for federal income tax purposes was $1,121,220,500. Net unrealized depreciation aggregated to $116,646,476, of which $19,687,593 related to gross unrealized appreciation and $136,334,069 related to gross unrealized depreciation.
18	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,104,204,681) including $12,898,046 of securities loaned	$991,409,450
Affiliated investments, at value (Cost $13,166,130)	13,164,574
Total investments, at value (Cost $1,117,370,811)	1,004,574,024
Cash	70,035,875
Interest receivable	12,749,204
Receivable for fund shares sold	93,112
Receivable for securities lending income	13,629
Other assets	74,828
Total assets	1,087,540,672
Liabilities
Distributions payable	34,987
Payable for fund shares repurchased	27,829
Payable upon return of securities loaned	13,181,695
Payable to affiliates
Accounting and legal services fees	39,088
Transfer agent fees	2,065
Trustees’ fees	338
Other liabilities and accrued expenses	145,334
Total liabilities	13,431,336
Net assets	$1,074,109,336
Net assets consist of
Paid-in capital	$1,232,955,878
Total distributable earnings (loss)	(158,846,542)
Net assets	$1,074,109,336

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,014,355 ÷ 243,563 shares)[1]	$8.27
Class C ($332,468 ÷ 40,227 shares)[1]	$8.26
Class I ($21,641,967 ÷ 2,613,421 shares)	$8.28
Class R2 ($42,060 ÷ 5,087 shares)	$8.27
Class R6 ($1,586,265 ÷ 191,749 shares)	$8.27
Class NAV ($1,048,492,221 ÷ 126,789,112 shares)	$8.27
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.61

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	19

STATEMENT OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Investment income
Interest	$31,929,217
Securities lending	203,309
Less foreign taxes withheld	(10,362)
Total investment income	32,122,164
Expenses
Investment management fees	3,959,808
Distribution and service fees	5,261
Accounting and legal services fees	71,222
Transfer agent fees	12,251
Trustees’ fees	8,358
Custodian fees	117,112
State registration fees	42,020
Printing and postage	13,028
Professional fees	59,636
Other	26,183
Total expenses	4,314,879
Less expense reductions	(52,273)
Net expenses	4,262,606
Net investment income	27,859,558
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(3,561,423)
Affiliated investments	(7,844)
Capital gain distributions received from affiliated investments	6,266
Futures contracts	2,224,255
Swap contracts	(31,062)
(1,369,808)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(150,028,176)
Affiliated investments	(10,995)
Futures contracts	157,716
Swap contracts	175,838
(149,705,617)
Net realized and unrealized loss	(151,075,425)
Decrease in net assets from operations	$(123,215,867)
20	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$27,859,558	$50,776,909
Net realized loss	(1,369,808)	(25,205,147)
Change in net unrealized appreciation (depreciation)	(149,705,617)	48,787,161
Increase (decrease) in net assets resulting from operations	(123,215,867)	74,358,923
Distributions to shareholders
From earnings
Class A	(47,216)	(97,346)
Class C	(6,911)	(14,999)
Class I	(443,989)	(580,684)
Class R2	(1,035)	(4,732)
Class R6	(54,228)	(133,430)
Class NAV	(26,356,115)	(46,954,529)
Total distributions	(26,909,494)	(47,785,720)
From fund share transactions	26,036,420	136,292,122
Total increase (decrease)	(124,088,941)	162,865,325
Net assets
Beginning of period	1,198,198,277	1,035,332,952
End of period	$1,074,109,336	$1,198,198,277
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	21

Financial highlights
CLASS A SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$9.45	$9.21	$9.33	$8.86	$9.87	$9.69
Net investment income[2]	0.20	0.37	0.41	0.43	0.41	0.46
Net realized and unrealized gain (loss) on investments	(1.19)	0.23	(0.11)	0.48	(0.96)	0.23
Total from investment operations	(0.99)	0.60	0.30	0.91	(0.55)	0.69
Less distributions
From net investment income	(0.19)	(0.36)	(0.36)	(0.44)	(0.46)	(0.51)
From tax return of capital	—	—	(0.06)	—	—	—
Total distributions	(0.19)	(0.36)	(0.42)	(0.44)	(0.46)	(0.51)
Net asset value, end of period	$8.27	$9.45	$9.21	$9.33	$8.86	$9.87
Total return (%)[3,4]	(10.56)[5]	6.61	3.36	10.52	(5.75)	7.54
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$3	$2	$3	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17[6]	1.17	1.20	1.19	1.18	1.21
Expenses including reductions	1.16[6]	1.17	1.19	1.18	1.17	1.20
Net investment income	4.46[6]	4.01	4.54	4.78	4.34	4.82
Portfolio turnover (%)	5	18	24	7	23	20

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
22	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$9.44	$9.20	$9.32	$8.85	$9.86	$9.67
Net investment income[2]	0.17	0.31	0.35	0.37	0.35	0.39
Net realized and unrealized gain (loss) on investments	(1.19)	0.22	(0.12)	0.48	(0.96)	0.25
Total from investment operations	(1.02)	0.53	0.23	0.85	(0.61)	0.64
Less distributions
From net investment income	(0.16)	(0.29)	(0.30)	(0.38)	(0.40)	(0.45)
From tax return of capital	—	—	(0.05)	—	—	—
Total distributions	(0.16)	(0.29)	(0.35)	(0.38)	(0.40)	(0.45)
Net asset value, end of period	$8.26	$9.44	$9.20	$9.32	$8.85	$9.86
Total return (%)[3,4]	(10.89)[5]	5.87	2.65	9.76	(6.40)	6.68
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87[7]	1.87	1.90	1.89	1.88	1.90
Expenses including reductions	1.86[7]	1.87	1.89	1.88	1.87	1.90
Net investment income	3.79[7]	3.32	3.85	4.09	3.68	4.05
Portfolio turnover (%)	5	18	24	7	23	20

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	23

CLASS I SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$9.46	$9.22	$9.34	$8.86	$9.88	$9.70
Net investment income[2]	0.21	0.41	0.44	0.46	0.44	0.48
Net realized and unrealized gain (loss) on investments	(1.18)	0.21	(0.12)	0.49	(0.97)	0.24
Total from investment operations	(0.97)	0.62	0.32	0.95	(0.53)	0.72
Less distributions
From net investment income	(0.21)	(0.38)	(0.38)	(0.47)	(0.49)	(0.54)
From tax return of capital	—	—	(0.06)	—	—	—
Total distributions	(0.21)	(0.38)	(0.44)	(0.47)	(0.49)	(0.54)
Net asset value, end of period	$8.28	$9.46	$9.22	$9.34	$8.86	$9.88
Total return (%)[3]	(10.42)[4]	6.91	3.67	10.95	(5.56)	7.87
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$18	$14	$15	$14	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[5]	0.87	0.90	0.90	0.89	0.89
Expenses including reductions	0.86[5]	0.87	0.89	0.89	0.88	0.89
Net investment income	4.80[5]	4.36	4.83	5.06	4.64	5.01
Portfolio turnover (%)	5	18	24	7	23	20

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
24	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$9.45	$9.21	$9.32	$8.85	$9.87	$9.69
Net investment income[2]	0.21	0.38	0.42	0.44	0.42	0.48
Net realized and unrealized gain (loss) on investments	(1.19)	0.22	(0.11)	0.48	(0.97)	0.23
Total from investment operations	(0.98)	0.60	0.31	0.92	(0.55)	0.71
Less distributions
From net investment income	(0.20)	(0.36)	(0.36)	(0.45)	(0.47)	(0.53)
From tax return of capital	—	—	(0.06)	—	—	—
Total distributions	(0.20)	(0.36)	(0.42)	(0.45)	(0.47)	(0.53)
Net asset value, end of period	$8.27	$9.45	$9.21	$9.32	$8.85	$9.87
Total return (%)[3]	(10.36)[4]	6.52	3.49	10.62	(5.75)	7.70
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[6]	1.15	1.18	1.12	1.08	1.06
Expenses including reductions	1.01[6]	1.15	1.17	1.11	1.07	1.06
Net investment income	4.65[6]	4.04	4.60	4.85	4.40	5.02
Portfolio turnover (%)	5	18	24	7	23	20

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	25

CLASS R6 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$9.44	$9.21	$9.33	$8.85	$9.87	$9.69
Net investment income[2]	0.22	0.41	0.45	0.48	0.46	0.48
Net realized and unrealized gain (loss) on investments	(1.18)	0.21	(0.12)	0.47	(0.98)	0.25
Total from investment operations	(0.96)	0.62	0.33	0.95	(0.52)	0.73
Less distributions
From net investment income	(0.21)	(0.39)	(0.39)	(0.47)	(0.50)	(0.55)
From tax return of capital	—	—	(0.06)	—	—	—
Total distributions	(0.21)	(0.39)	(0.45)	(0.47)	(0.50)	(0.55)
Net asset value, end of period	$8.27	$9.44	$9.21	$9.33	$8.85	$9.87
Total return (%)[3]	(10.29)[4]	6.92	3.79	11.05	(5.48)	7.99
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$4	$3	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[5]	0.77	0.78	0.79	0.79	0.80
Expenses including reductions	0.76[5]	0.76	0.78	0.78	0.78	0.79
Net investment income	4.86[5]	4.44	4.96	5.22	4.83	5.04
Portfolio turnover (%)	5	18	24	7	23	20

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
26	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$9.44	$9.21	$9.33	$8.85	$9.87	$9.69
Net investment income[2]	0.22	0.42	0.45	0.47	0.45	0.50
Net realized and unrealized gain (loss) on investments	(1.18)	0.20	(0.11)	0.49	(0.97)	0.24
Total from investment operations	(0.96)	0.62	0.34	0.96	(0.52)	0.74
Less distributions
From net investment income	(0.21)	(0.39)	(0.40)	(0.48)	(0.50)	(0.56)
From tax return of capital	—	—	(0.06)	—	—	—
Total distributions	(0.21)	(0.39)	(0.46)	(0.48)	(0.50)	(0.56)
Net asset value, end of period	$8.27	$9.44	$9.21	$9.33	$8.85	$9.87
Total return (%)[3]	(10.28)[4]	6.93	3.80	11.10	(5.46)	8.00
Ratios and supplemental data
Net assets, end of period (in millions)	$1,048	$1,175	$1,014	$1,069	$840	$797
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[5]	0.76	0.77	0.77	0.77	0.79
Expenses including reductions	0.75[5]	0.75	0.76	0.77	0.77	0.78
Net investment income	4.91[5]	4.49	4.97	5.21	4.79	5.28
Portfolio turnover (%)	5	18	24	7	23	20

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	27

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
28	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$408,618,034	—	$408,618,034	—
Corporate bonds	557,150,452	—	557,150,452	—
Common stocks	640,964	$640,964	—	—
Short-term investments	38,164,574	13,164,574	25,000,000	—
Total investments in securities	$1,004,574,024	$13,805,538	$990,768,486	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	29

lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2022, the fund loaned securities valued at $12,898,046 and received $13,181,695 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2022 were $3,667.
30	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2021, the fund has a short-term capital loss carryforward of $7,672,245 and a long-term capital loss carryforward of $34,188,064 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and amortization and accretion of debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	31

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2022, the fund used futures contracts to manage duration of the fund and manage against changes in interest rates. The fund held futures contracts with USD notional values ranging up to $47.9 million, as measured at quarter end. There were no open futures contracts as of February 28, 2022.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By
32	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the six months ended February 28, 2022, the fund used credit default swap contracts as the buyer to manage against potential credit events.. The fund held credit default swaps with total USD notional amounts ranging up to $30.0 million, as measured at each quarter end. There were no open CDS contracts where the fund acted as buyer as of February 28, 2022.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2022:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Swap contracts	Total
Interest rate	$2,224,255	—	$2,224,255
Credit	—	$(31,062)	(31,062)
Total	$2,224,255	$(31,062)	$2,193,193
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2022:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Swap contracts	Total
Interest rate	$157,716	—	$157,716
Credit	—	$175,838	175,838
Total	$157,716	$175,838	$333,554
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.725% of the first $250 million of the fund’s average daily net assets; (b) 0.700% of the next $500 million of the fund’s average daily net assets, and (c) 0.675% of the fund’s average daily net assets in excess of $750 million. The Advisor has a
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	33

subadvisory agreement with Manulife Investment Management (US) LLC (Subadvisor), an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.78% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$101
Class C	18
Class I	878
Class R2	2
Class	Expense reduction
Class R6	$106
Class NAV	51,168
Total	$52,273

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
34	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,935 for the six months ended February 28, 2022. Of this amount, $287 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,648 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2022, CDSCs received by the Distributor amounted to $101 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,295	$1,226
Class C	1,908	213
Class I	—	10,712
Class R2	58	2
Class R6	—	98
Total	$5,261	$12,251
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	35

Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	274,106	$2,433,465	674,212	$6,254,884
Distributions reinvested	5,210	46,092	10,368	96,074
Repurchased	(281,489)	(2,495,159)	(721,800)	(6,674,715)
Net decrease	(2,173)	$(15,602)	(37,220)	$(323,757)
Class C shares
Sold	2,234	$20,554	7,318	$67,997
Distributions reinvested	773	6,845	1,617	14,959
Repurchased	(6,553)	(58,216)	(34,133)	(318,017)
Net decrease	(3,546)	$(30,817)	(25,198)	$(235,061)
Class I shares
Sold	1,300,544	$11,661,630	1,578,907	$14,677,163
Distributions reinvested	29,440	259,965	51,567	477,965
Repurchased	(610,355)	(5,467,435)	(1,244,884)	(11,490,116)
Net increase	719,629	$6,454,160	385,590	$3,665,012
Class R2 shares
Sold	1	$9	934	$8,664
Distributions reinvested	—	—	194	1,785
Repurchased	(2)	(16)	(11,480)	(106,979)
Net decrease	(1)	$(7)	(10,352)	$(96,530)
Class R6 shares
Sold	26,942	$247,059	140,349	$1,304,799
Distributions reinvested	6,044	53,811	14,393	133,245
Repurchased	(136,988)	(1,233,155)	(291,436)	(2,720,728)
Net decrease	(104,002)	$(932,285)	(136,694)	$(1,282,684)
Class NAV shares
Sold	2,493,807	$22,508,615	23,359,194	$219,494,724
Distributions reinvested	2,979,561	26,356,115	5,065,154	46,954,529
Repurchased	(3,075,585)	(28,303,759)	(14,180,358)	(131,884,111)
Net increase	2,397,783	$20,560,971	14,243,990	$134,565,142
Total net increase	3,007,690	$26,036,420	14,420,116	$136,292,122
36	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

Affiliates of the fund owned 100%, 63% and 100% of shares of Class R2, Class R6 and Class NAV, respectively, on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $54,540,574 and $50,078,882, respectively, for the six months ended February 28, 2022.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2022, funds within the John Hancock group of funds complex held 97.6% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	31.2%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	18.6%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	14.3%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	13.2%
Note 10—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,316,260	$43,855,044	$102,542,437	$(133,214,068)	$(7,844)	$(10,995)	$203,309	$6,266	$13,164,574

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 11—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	37

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Roberto Sanchez-Dahl, CFA
Elina Theodorakopoulou
Paolo H. Valle
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
38	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071522	358SA 2/22
4/2022

Semiannual report
John Hancock
New Opportunities Fund
U.S. equity
February 28, 2022

A message to shareholders
Dear shareholder,
While the U.S. stock market posted gains for the last months of 2021, the start of 2022 has been a different story. Overall, U.S. stocks declined for the full period of six months ended February 28, 2022, rocked by concern over Russia’s aggression in Ukraine, high inflation, and the U.S. Federal Reserve’s aggressive stance on interest-rate increases. The fact that Russia and Ukraine are major suppliers of the world’s wheat supply—and Russia is a key exporter of oil, natural gas, and coal—further escalated supply chain and inflation fears.
These headwinds overshadowed the gradual migration in the U.S. of the COVID-19 virus from pandemic to endemic status. Inflation surged to 7.9%, a 40-year high. In response, the Fed accelerated a plan to taper its bond purchases and confirmed its intention to enact a rate hike in March. Investors also began to price in the possibility of several more rate hikes in 2022.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
New Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
12	Financial statements
15	Financial highlights
22	Notes to financial statements
29	More information
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2022 (%)

The Russell 2000 Growth Index tracks the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 5-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2022 (% of net assets)
Rapid7, Inc.	2.7
Paylocity Holding Corp.	2.3
The Shyft Group, Inc.	2.3
SiteOne Landscape Supply, Inc.	2.3
Fox Factory Holding Corp.	2.2
Magnolia Oil & Gas Corp., Class A	1.9
Azenta, Inc.	1.9
Avient Corp.	1.8
Power Integrations, Inc.	1.8
Pinnacle Financial Partners, Inc.	1.8
TOTAL	21.0
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-8.39	8.08	9.93	-14.41	47.48	157.79
Class C1	-5.16	8.40	9.96	-11.04	49.68	158.48
Class I1,2	-3.32	9.49	10.71	-9.80	57.34	176.63
Class R2[1,2]	-3.59	9.23	10.55	-9.89	55.52	172.67
Class R4[1,2]	-3.39	9.43	10.67	-9.81	56.93	175.56
Class R6[1,2]	-3.22	9.60	10.78	-9.75	58.17	178.36
Class 1[2]	-3.26	9.56	10.74	-9.76	57.86	177.28
Index†	-17.40	10.49	11.38	-16.35	64.64	193.93
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class 1 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.20	1.95	0.95	1.34	1.19	0.84	0.88
Net (%)	1.19	1.94	0.94	1.33	1.08	0.83	0.87
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 2000 Growth Index.
See the following page for footnotes.
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock New Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 2000 Growth Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-29-12	25,848	25,848	29,393
Class I1,2	2-29-12	27,663	27,663	29,393
Class R2[1,2]	2-29-12	27,267	27,267	29,393
Class R4[1,2]	2-29-12	27,556	27,556	29,393
Class R6[1,2]	2-29-12	27,836	27,836	29,393
Class 1[2]	2-29-12	27,728	27,728	29,393
The Russell 2000 Growth Index tracks the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A, Class C, Class I, Class R2, Class R4, and Class R6 shares were first offered on 5-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary. Class NAV shares ceased operations on 3-13-19.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$901.00	$5.56	1.18%
	Hypothetical example	1,000.00	1,018.90	5.91	1.18%
Class C	Actual expenses/actual returns	1,000.00	897.80	9.08	1.93%
	Hypothetical example	1,000.00	1,015.20	9.64	1.93%
Class I	Actual expenses/actual returns	1,000.00	902.00	4.39	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Class R2	Actual expenses/actual returns	1,000.00	901.10	5.75	1.22%
	Hypothetical example	1,000.00	1,018.70	6.11	1.22%
Class R4	Actual expenses/actual returns	1,000.00	901.90	4.72	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%
Class R6	Actual expenses/actual returns	1,000.00	902.50	3.87	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%
Class 1	Actual expenses/actual returns	1,000.00	902.40	4.06	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	7

Fund’s investments
AS OF 2-28-22 (unaudited)
	Shares	Value
Common stocks 98.2%		$340,824,451
(Cost $241,128,358)
Consumer discretionary 14.2%		49,364,994
Auto components 3.0%
Dorman Products, Inc. (A)	28,377	2,650,979
Fox Factory Holding Corp. (A)	65,346	7,712,135
Diversified consumer services 1.5%
Grand Canyon Education, Inc. (A)	60,719	5,272,231
Hotels, restaurants and leisure 3.9%
Churchill Downs, Inc.	24,419	5,881,805
Chuy’s Holdings, Inc. (A)	139,208	4,538,181
Krispy Kreme, Inc.	207,485	3,093,601
Household durables 1.0%
TopBuild Corp. (A)	16,457	3,532,989
Multiline retail 0.5%
Ollie’s Bargain Outlet Holdings, Inc. (A)	38,996	1,683,847
Specialty retail 3.5%
Five Below, Inc. (A)	37,325	6,106,743
Lithia Motors, Inc.	17,837	6,079,206
Textiles, apparel and luxury goods 0.8%
Oxford Industries, Inc.	31,828	2,813,277
Consumer staples 1.9%		6,715,696
Food and staples retailing 1.9%
Performance Food Group Company (A)	87,024	4,876,825
PriceSmart, Inc.	25,287	1,838,871
Energy 1.9%		6,727,305
Oil, gas and consumable fuels 1.9%
Magnolia Oil & Gas Corp., Class A	300,998	6,727,305
Financials 7.0%		24,203,113
Banks 3.8%
Ameris Bancorp	89,648	4,437,576
Atlantic Union Bankshares Corp.	65,741	2,671,057
Pinnacle Financial Partners, Inc.	61,324	6,198,630
Capital markets 3.2%
Houlihan Lokey, Inc.	41,355	4,253,775
PJT Partners, Inc., Class A	47,590	3,037,194
Stifel Financial Corp.	49,046	3,604,881
8	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 28.3%		$98,071,941
Biotechnology 9.7%
Albireo Pharma, Inc. (A)	164,670	5,490,098
Biohaven Pharmaceutical Holding Company, Ltd. (A)	37,075	4,401,173
ChemoCentryx, Inc. (A)	104,556	3,172,229
Halozyme Therapeutics, Inc. (A)	139,954	4,964,168
Insmed, Inc. (A)	131,227	3,136,325
Oyster Point Pharma, Inc. (A)	188,281	1,875,279
Travere Therapeutics, Inc. (A)	133,001	3,625,607
Veracyte, Inc. (A)	70,963	1,972,771
Vericel Corp. (A)	120,800	4,978,168
Health care equipment and supplies 7.8%
Artivion, Inc. (A)	136,037	2,659,523
AtriCure, Inc. (A)	79,204	5,500,718
Cardiovascular Systems, Inc. (A)	103,151	2,172,360
CryoPort, Inc. (A)	71,028	2,438,391
Globus Medical, Inc., Class A (A)	83,505	5,872,072
ICU Medical, Inc. (A)	15,916	3,767,795
Integra LifeSciences Holdings Corp. (A)	66,669	4,470,823
Health care providers and services 5.1%
Acadia Healthcare Company, Inc. (A)	89,694	5,086,547
Castle Biosciences, Inc. (A)	65,994	2,856,880
HealthEquity, Inc. (A)	67,137	3,605,928
LHC Group, Inc. (A)	27,373	3,727,381
US Physical Therapy, Inc.	28,047	2,579,483
Life sciences tools and services 2.4%
Medpace Holdings, Inc. (A)	24,639	3,769,028
Syneos Health, Inc. (A)	56,798	4,498,402
Pharmaceuticals 3.3%
Intra-Cellular Therapies, Inc. (A)	69,259	3,842,489
Phathom Pharmaceuticals, Inc. (A)	191,960	3,480,235
Supernus Pharmaceuticals, Inc. (A)	129,204	4,128,068
Industrials 18.5%		64,169,456
Aerospace and defense 1.4%
Woodward, Inc.	38,070	4,744,664
Building products 1.1%
Gibraltar Industries, Inc. (A)	58,312	2,817,636
JELD-WEN Holding, Inc. (A)	51,031	1,177,795
Commercial services and supplies 1.6%
Ritchie Brothers Auctioneers, Inc.	106,151	5,560,189
Construction and engineering 0.5%
Dycom Industries, Inc. (A)	21,321	1,856,206
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	9

	Shares	Value
Industrials (continued)
Electrical equipment 2.2%
Atkore, Inc. (A)	58,510	$5,951,052
Thermon Group Holdings, Inc. (A)	93,800	1,605,856
Machinery 5.8%
Alamo Group, Inc.	27,916	3,883,395
Helios Technologies, Inc.	35,418	2,777,125
RBC Bearings, Inc. (A)	28,032	5,434,003
The Shyft Group, Inc.	198,895	8,037,347
Professional services 3.6%
CACI International, Inc., Class A (A)	13,615	3,809,341
Exponent, Inc.	55,942	5,301,064
Forrester Research, Inc. (A)	63,589	3,302,177
Trading companies and distributors 2.3%
SiteOne Landscape Supply, Inc. (A)	45,883	7,911,606
Information technology 19.9%		69,123,252
Communications equipment 1.7%
Viavi Solutions, Inc. (A)	363,857	5,967,255
IT services 1.1%
Endava PLC, ADR (A)	28,244	3,761,536
Semiconductors and semiconductor equipment 7.6%
Azenta, Inc.	74,817	6,547,903
CMC Materials, Inc.	16,209	3,005,635
MACOM Technology Solutions Holdings, Inc. (A)	85,633	5,146,543
Power Integrations, Inc.	69,272	6,234,480
Silicon Laboratories, Inc. (A)	34,817	5,351,721
Software 9.5%
Bottomline Technologies DE, Inc. (A)	40,907	2,316,972
Cerence, Inc. (A)	85,614	3,091,522
Paycor HCM, Inc. (A)	195,634	5,491,449
Paylocity Holding Corp. (A)	38,044	8,082,067
Rapid7, Inc. (A)	89,881	9,299,088
The Descartes Systems Group, Inc. (A)	67,739	4,827,081
Materials 3.9%		13,597,852
Chemicals 3.9%
Avient Corp.	121,120	6,345,477
Balchem Corp.	33,497	4,633,975
Quaker Chemical Corp.	14,107	2,618,400
Real estate 2.6%		8,850,842
Equity real estate investment trusts 2.6%
Ryman Hospitality Properties, Inc. (A)	45,340	3,994,907
10	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
STAG Industrial, Inc.	124,639	$4,855,935

	Yield (%)	Shares	Value
Short-term investments 1.8%			$6,185,084
(Cost $6,185,084)
Short-term funds 1.8%			6,185,084
State Street Institutional Treasury Money Market Fund, Premier Class	0.0061(B)	6,185,084	6,185,084

Total investments (Cost $247,313,442) 100.0%	$347,009,535
Other assets and liabilities, net (0.0%)	(149,090)
Total net assets 100.0%	$346,860,445

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-28-22.
At 2-28-22, the aggregate cost of investments for federal income tax purposes was $248,095,332. Net unrealized appreciation aggregated to $98,914,203, of which $114,399,210 related to gross unrealized appreciation and $15,485,007 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $247,313,442)	$347,009,535
Dividends and interest receivable	142,301
Receivable for fund shares sold	38,376
Receivable from affiliates	9
Other assets	46,649
Total assets	347,236,870
Liabilities
Due to custodian	6,322
Payable for fund shares repurchased	180,329
Payable to affiliates
Accounting and legal services fees	12,526
Transfer agent fees	26,477
Distribution and service fees	54
Trustees’ fees	110
Other liabilities and accrued expenses	150,607
Total liabilities	376,425
Net assets	$346,860,445
Net assets consist of
Paid-in capital	$239,825,210
Total distributable earnings (loss)	107,035,235
Net assets	$346,860,445

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($299,200,472 ÷ 10,696,246 shares)[1]	$27.97
Class C ($2,582,190 ÷ 98,080 shares)[1]	$26.33
Class I ($14,527,428 ÷ 514,581 shares)	$28.23
Class R2 ($218,635 ÷ 7,807 shares)	$28.01[2]
Class R4 ($68,102 ÷ 2,417 shares)	$28.18
Class R6 ($365,850 ÷ 12,923 shares)	$28.31
Class 1 ($29,897,768 ÷ 1,047,213 shares)	$28.55
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$29.44

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $28.01 is calculated using Net assets of $218,635.48 and Shares outstanding of 7,806.80.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Investment income
Dividends	$827,902
Interest	348
Less foreign taxes withheld	(8,095)
Total investment income	820,155
Expenses
Investment management fees	1,374,621
Distribution and service fees	430,701
Accounting and legal services fees	23,847
Transfer agent fees	193,385
Trustees’ fees	2,772
Custodian fees	26,439
State registration fees	50,737
Printing and postage	26,407
Professional fees	44,793
Other	19,004
Total expenses	2,192,706
Less expense reductions	(17,574)
Net expenses	2,175,132
Net investment loss	(1,354,977)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	17,297,036
17,297,036
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(55,248,730)
(55,248,730)
Net realized and unrealized loss	(37,951,694)
Decrease in net assets from operations	$(39,306,671)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment loss	$(1,354,977)	$(2,928,383)
Net realized gain	17,297,036	44,758,990
Change in net unrealized appreciation (depreciation)	(55,248,730)	76,233,036
Increase (decrease) in net assets resulting from operations	(39,306,671)	118,063,643
Distributions to shareholders
From earnings
Class A	(26,558,227)	(8,674,772)
Class C	(240,162)	(97,689)
Class I	(1,278,122)	(462,383)
Class R2	(18,904)	(5,823)
Class R4	(6,272)	(1,891)
Class R6	(30,910)	(7,847)
Class 1	(2,585,554)	(1,005,197)
Total distributions	(30,718,151)	(10,255,602)
From fund share transactions	3,835,010	(14,016,346)
Total increase (decrease)	(66,189,812)	93,791,695
Net assets
Beginning of period	413,050,257	319,258,562
End of period	$346,860,445	$413,050,257
14	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$33.80	$25.18	$22.20	$31.99	$27.28	$24.38
Net investment income (loss)[2]	(0.12)	(0.24)	(0.16)	0.02	0.01	0.01
Net realized and unrealized gain (loss) on investments	(3.08)	9.69	3.92	(5.49)	6.75	2.98
Total from investment operations	(3.20)	9.45	3.76	(5.47)	6.76	2.99
Less distributions
From net investment income	—	—	—	(0.01)	(0.03)	(0.02)
From net realized gain	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)	(0.07)
Total distributions	(2.63)	(0.83)	(0.78)	(4.32)	(2.05)	(0.09)
Net asset value, end of period	$27.97	$33.80	$25.18	$22.20	$31.99	$27.28
Total return (%)[3,4]	(9.90)[5]	38.04	17.20	(15.32)	25.66	12.27
Ratios and supplemental data
Net assets, end of period (in millions)	$299	$347	$272	$264	$352	$297
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[6]	1.20	1.26	1.42	1.40	1.42
Expenses including reductions	1.18[6]	1.19	1.22	1.20	1.20	1.21
Net investment income (loss)	(0.75)[6]	(0.81)	(0.72)	0.08	0.02	0.05
Portfolio turnover (%)	10	28	25	73	52	41

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	15

CLASS C SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$32.09	$24.12	$21.45	$31.27	$26.86	$24.15
Net investment loss[2]	(0.22)	(0.44)	(0.31)	(0.15)	(0.19)	(0.17)
Net realized and unrealized gain (loss) on investments	(2.91)	9.24	3.76	(5.36)	6.62	2.95
Total from investment operations	(3.13)	8.80	3.45	(5.51)	6.43	2.78
Less distributions
From net realized gain	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)	(0.07)
Net asset value, end of period	$26.33	$32.09	$24.12	$21.45	$31.27	$26.86
Total return (%)[3,4]	(10.22)[5]	37.00	16.33	(15.90)	24.76	11.52
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$4	$4	$9	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.94[6]	1.95	2.01	2.13	2.10	2.12
Expenses including reductions	1.93[6]	1.94	1.97	1.91	1.90	1.91
Net investment loss	(1.50)[6]	(1.56)	(1.47)	(0.63)	(0.68)	(0.65)
Portfolio turnover (%)	10	28	25	73	52	41

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$34.05	$25.29	$22.24	$32.07	$27.33	$24.41
Net investment income (loss)[2]	(0.08)	(0.18)	(0.10)	0.09	0.09	0.10
Net realized and unrealized gain (loss) on investments	(3.11)	9.77	3.93	(5.51)	6.78	2.98
Total from investment operations	(3.19)	9.59	3.83	(5.42)	6.87	3.08
Less distributions
From net investment income	—	—	—	(0.10)	(0.11)	(0.09)
From net realized gain	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)	(0.07)
Total distributions	(2.63)	(0.83)	(0.78)	(4.41)	(2.13)	(0.16)
Net asset value, end of period	$28.23	$34.05	$25.29	$22.24	$32.07	$27.33
Total return (%)[3]	(9.80)[4]	38.44	17.49	(15.08)	26.06	12.61
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$25	$10	$10	$15	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[5]	0.95	1.01	1.14	1.11	1.11
Expenses including reductions	0.93[5]	0.94	0.97	0.90	0.90	0.90
Net investment income (loss)	(0.48)[5]	(0.57)	(0.46)	0.38	0.32	0.38
Portfolio turnover (%)	10	28	25	73	52	41

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	17

CLASS R2 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$33.85	$25.21	$22.22	$32.02	$27.30	$24.41
Net investment income (loss)[2]	(0.12)	(0.26)	(0.15)	0.04	0.04	0.03
Net realized and unrealized gain (loss) on investments	(3.09)	9.73	3.92	(5.49)	6.76	2.98
Total from investment operations	(3.21)	9.47	3.77	(5.45)	6.80	3.01
Less distributions
From net investment income	—	—	—	(0.04)	(0.06)	(0.05)
From net realized gain	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)	(0.07)
Total distributions	(2.63)	(0.83)	(0.78)	(4.35)	(2.08)	(0.12)
Net asset value, end of period	$28.01	$33.85	$25.21	$22.22	$32.02	$27.30
Total return (%)[3]	(9.89)[4]	38.03	17.23	(15.23)	25.78	12.34
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23[6]	1.22	1.22	1.33	1.29	1.33
Expenses including reductions	1.22[6]	1.21	1.18	1.11	1.09	1.12
Net investment income (loss)	(0.79)[6]	(0.84)	(0.67)	0.18	0.14	0.13
Portfolio turnover (%)	10	28	25	73	52	41

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
18	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$34.00	$25.27	$22.23	$32.05	$27.34	$24.41
Net investment income (loss)[2]	(0.09)	(0.19)	(0.11)	0.08	0.08	0.12
Net realized and unrealized gain (loss) on investments	(3.10)	9.75	3.93	(5.51)	6.75	2.95
Total from investment operations	(3.19)	9.56	3.82	(5.43)	6.83	3.07
Less distributions
From net investment income	—	—	—	(0.08)	(0.10)	(0.07)
From net realized gain	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)	(0.07)
Total distributions	(2.63)	(0.83)	(0.78)	(4.39)	(2.12)	(0.14)
Net asset value, end of period	$28.18	$34.00	$25.27	$22.23	$32.05	$27.34
Total return (%)[3]	(9.81)[4]	38.35	17.45	(15.11)	25.92	12.55
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[6]	1.10	1.15	1.28	1.35	1.27
Expenses including reductions	1.00[6]	1.00	1.01	0.96	0.96	0.95
Net investment income (loss)	(0.57)[6]	(0.63)	(0.51)	0.33	0.27	0.46
Portfolio turnover (%)	10	28	25	73	52	41

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	19

CLASS R6 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$34.12	$25.32	$22.24	$32.07	$27.34	$24.40
Net investment income (loss)[2]	(0.06)	(0.14)	(0.08)	0.11	0.12	0.12
Net realized and unrealized gain (loss) on investments	(3.12)	9.77	3.94	(5.51)	6.77	2.99
Total from investment operations	(3.18)	9.63	3.86	(5.40)	6.89	3.11
Less distributions
From net investment income	—	—	—	(0.12)	(0.14)	(0.10)
From net realized gain	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)	(0.07)
Total distributions	(2.63)	(0.83)	(0.78)	(4.43)	(2.16)	(0.17)
Net asset value, end of period	$28.31	$34.12	$25.32	$22.24	$32.07	$27.34
Total return (%)[3]	(9.75)[4]	38.55	17.62	(14.99)	26.16	12.73
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[6]	0.84	0.90	1.03	1.00	1.02
Expenses including reductions	0.82[6]	0.83	0.86	0.81	0.80	0.80
Net investment income (loss)	(0.39)[6]	(0.46)	(0.36)	0.45	0.42	0.46
Portfolio turnover (%)	10	28	25	73	52	41

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
20	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$34.39	$25.53	$22.42	$32.29	$27.51	$24.56
Net investment income (loss)[2]	(0.07)	(0.15)	(0.09)	0.11	0.11	0.11
Net realized and unrealized gain (loss) on investments	(3.14)	9.84	3.98	(5.56)	6.82	3.01
Total from investment operations	(3.21)	9.69	3.89	(5.45)	6.93	3.12
Less distributions
From net investment income	—	—	—	(0.11)	(0.13)	(0.10)
From net realized gain	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)	(0.07)
Total distributions	(2.63)	(0.83)	(0.78)	(4.42)	(2.15)	(0.17)
Net asset value, end of period	$28.55	$34.39	$25.53	$22.42	$32.29	$27.51
Total return (%)[3]	(9.76)[4]	38.47	17.62	(15.04)	26.10	12.71
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$37	$33	$42	$59	$56
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[5]	0.88	0.94	1.06	1.04	1.05
Expenses including reductions	0.86[5]	0.87	0.90	0.84	0.84	0.84
Net investment income (loss)	(0.43)[5]	(0.50)	(0.39)	0.44	0.38	0.43
Portfolio turnover (%)	10	28	25	73	52	41

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock New Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
22	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 28, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2022 were $2,672.
SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	23

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.770% of the first $50 million of the fund’s aggregate daily net assets; (b) 0.740% of the next $50 million of the fund’s aggregate
24	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

daily net assets; (c) 0.720% of the next $300 million of the fund’s aggregate daily net assets and (d) 0.720% on all asset levels when aggregate net assets exceed $400 million. Aggregate net assets include the net assets of the fund and a portion of the net assets of Small Cap Opportunities Trust, a series of John Hancock Variable Investment Trust, managed by GW&K Investment Management, LLC. The Advisor has a subadvisory agreement with GW&K Investment Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$15,008
Class C	132
Class I	808
Class R2	11
Class	Expense reduction
Class R4	$3
Class R6	18
Class 1	1,556
Total	$17,536

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of 0.71% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	25

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $38 for Class R4 shares for the six months ended February 28, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $24,404 for the six months ended February 28, 2022. Of this amount, $3,507 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $20,897 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2022, CDSCs received by the Distributor amounted to $25 and $19 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$407,367	$181,926
Class C	14,331	1,600
Class I	—	9,829
Class R2	450	10
Class R4	106	3
Class R6	—	17
Class 1	8,447	—
Total	$430,701	$193,385
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
26	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	91,752	$2,917,921	219,746	$6,640,523
Distributions reinvested	848,537	25,142,153	281,970	8,205,155
Repurchased	(509,242)	(15,671,121)	(1,029,271)	(30,654,961)
Net increase (decrease)	431,047	$12,388,953	(527,555)	$(15,809,283)
Class C shares
Sold	4,131	$119,076	9,793	$281,097
Distributions reinvested	8,599	240,162	3,516	97,688
Repurchased	(12,201)	(365,183)	(64,426)	(1,795,418)
Net increase (decrease)	529	$(5,945)	(51,117)	$(1,416,633)
Class I shares
Sold	44,642	$1,441,010	483,069	$14,440,611
Distributions reinvested	41,745	1,247,762	15,416	451,075
Repurchased	(297,366)	(9,670,995)	(164,595)	(5,060,139)
Net increase (decrease)	(210,979)	$(6,982,223)	333,890	$9,831,547
Class R1 shares
Sold	—	—	48	$1,177
Repurchased	—	—	(18,104)	(456,139)
Net decrease	—	—	(18,056)	$(454,962)
Class R2 shares
Sold	372	$10,627	5,350	$142,472
Distributions reinvested	343	10,189	106	3,087
Repurchased	(53)	(1,552)	(530)	(16,381)
Net increase	662	$19,264	4,926	$129,178
Class R3 shares
Repurchased	—	—	(3,518)	$(91,251)
Net decrease	—	—	(3,518)	$(91,251)
Class R4 shares
Sold	—	—	81	$2,686
Distributions reinvested	64	$1,912	18	522
Repurchased	(32)	(941)	(70)	(1,839)
Net increase	32	$971	29	$1,369
SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	27

	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	814	$27,413	4,907	$147,857
Distributions reinvested	1,031	30,910	268	7,847
Repurchased	(1,589)	(53,409)	(1,415)	(40,044)
Net increase	256	$4,914	3,760	$115,660
Class 1 shares
Sold	44,165	$1,455,416	92,793	$2,908,166
Distributions reinvested	85,529	2,585,554	34,028	1,005,197
Repurchased	(172,650)	(5,631,894)	(334,494)	(10,235,334)
Net decrease	(42,956)	$(1,590,924)	(207,673)	$(6,321,971)
Total net increase (decrease)	178,591	$3,835,010	(465,314)	$(14,016,346)
Affiliates of the fund owned 43%, 69% and 100% of shares of Class R2, Class R4 and Class 1, respectively, on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class R1 and Class R3 were terminated, and shareholders in these classes became shareholders of the respective classes identified below, in each case with the same or lower total net expenses. The following amounts are included in the amount repurchased of the terminated classes and the amount sold of the redesignated classes.
Redesignation	Effective date	Amount
Class R1 shares as Class R2 shares	October 23, 2020	$32,254
Class R3 shares as Class R2 shares	October 9, 2020	$91,281
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $36,502,472 and $68,388,473, respectively, for the six months ended February 28, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
28	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
GW&K Investment Management, LLC
Portfolio Managers
Joseph C. Craigen, CFA
Daniel L. Miller, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	29

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock New Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071556	452SA 2/22
4/2022

Semiannual report
John Hancock
Strategic Income
Opportunities Fund
Fixed income
February 28, 2022

A message to shareholders
Dear shareholder,
The U.S. and international bond markets continued to decline during the six months ended February 28, 2022, as bond yields remained on an upward trajectory. Rising inflation, driven primarily by surging energy and food prices, remained a key factor pushing global bond yields higher as investors priced in inflation-fighting interest rate increases by many of the world’s central banks. In particular, investors anticipated and priced in multiple short-term interest rate increases by the U.S. Federal Reserve to combat mounting inflationary pressures.
However, the conflict between Russia and Ukraine late in February halted the climb in global bond yields as economic sanctions against Russia and an uncertain outcome to the war fueled investor demand for the relative safety of government bonds.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Strategic Income Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
36	Financial statements
40	Financial highlights
46	Notes to financial statements
60	More information
SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to maximize total return consisting of current income and capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2022 (%)

The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/28/2022 (% of net assets)

QUALITY COMPOSITION AS OF 2/28/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-22 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	3

COUNTRY COMPOSITION AS OF 2/28/2022 (% of net assets)
United States	55.4
Canada	6.3
Indonesia	3.7
Luxembourg	3.3
United Kingdom	2.6
Australia	2.3
Mexico	2.1
China	1.8
Norway	1.6
Brazil	1.6
Other countries	19.3
TOTAL	100.0

NET CURRENCY EXPOSURE AS OF 2/28/2022 (% of net assets)
United States Dollar	88.0
Euro	4.1
Canadian Dollar	3.4
Indonesian Rupiah	2.0
Chinese Yuan Renminbi	1.9
Malaysian Ringgit	1.3
Other Currencies	2.8
Australian Dollar	(1.7)
Pound Sterling	(1.8)
TOTAL	100.0
Net currency exposure, after taking into account the effects of forward foreign currency exchange contracts.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-22	as of 2-28-22
Class A	-6.44	1.82	2.91	-8.17	9.43	33.25	2.46	2.41
Class C	-4.18	1.95	2.61	-5.65	10.12	29.39	1.86	1.81
Class I1	-2.26	2.97	3.65	-4.23	15.74	43.16	2.87	2.82
Class R2[1]	-2.62	2.57	3.27	-4.39	13.52	37.92	2.48	2.43
Class R6[1]	-2.15	3.09	3.75	-4.17	16.46	44.57	2.97	2.92
Class NAV[1]	-2.06	3.11	3.78	-4.17	16.54	44.89	2.97	2.92
Index††	-2.64	2.71	2.47	-4.07	14.30	27.66	—	—
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.10	1.80	0.80	1.20	0.70	0.69
Net (%)	1.05	1.75	0.75	1.15	0.65	0.64
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the Bloomberg U.S. Aggregate Bond Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Strategic Income Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg U.S. Aggregate Bond Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2	2-29-12	12,939	12,939	12,766
Class I1	2-29-12	14,316	14,316	12,766
Class R2[1]	2-29-12	13,792	13,792	12,766
Class R6[1]	2-29-12	14,457	14,457	12,766
Class NAV[1]	2-29-12	14,489	14,489	12,766
The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$956.30	$5.09	1.05%
	Hypothetical example	1,000.00	1,019.60	5.26	1.05%
Class C	Actual expenses/actual returns	1,000.00	953.00	8.47	1.75%
	Hypothetical example	1,000.00	1,016.10	8.75	1.75%
Class I	Actual expenses/actual returns	1,000.00	957.70	3.64	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Class R2	Actual expenses/actual returns	1,000.00	956.10	5.38	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Class R6	Actual expenses/actual returns	1,000.00	958.30	3.16	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Class NAV	Actual expenses/actual returns	1,000.00	958.30	3.11	0.64%
	Hypothetical example	1,000.00	1,021.60	3.21	0.64%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-22 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 5.1%					$225,267,929
(Cost $215,449,200)
U.S. Government 5.1%					225,267,929
U.S. Treasury
Bond	2.000	02-15-50		18,000,000	17,237,109
Bond	2.750	11-15-42		10,200,000	10,976,953
Bond	3.000	02-15-49		62,535,000	72,572,342
Bond	4.375	02-15-38		40,125,000	53,204,809
Note	0.250	06-30-25		5,800,000	5,529,258
Note	0.375	11-30-25		12,000,000	11,414,063
Note	0.500	02-28-26		12,130,000	11,551,456
Note	1.375	11-15-31		12,060,000	11,560,641
Note	1.500	01-31-27		4,605,000	4,550,675
Note	2.000	11-15-26		3,745,000	3,786,692
Note	2.375	02-29-24		3,515,000	3,576,924
Note	2.375	04-30-26		5,420,000	5,555,923
Note	2.625	02-15-29		7,895,000	8,308,871

Treasury Inflation Protected Security	0.125	01-15-30		5,005,862	5,442,213
Foreign government obligations 21.5%					$955,422,591
(Cost $1,003,874,177)
Australia 1.2%					53,598,897
Commonwealth of Australia	0.250	11-21-24	AUD	17,845,000	12,577,268
Commonwealth of Australia	0.500	09-21-26	AUD	8,025,000	5,510,213
New South Wales Treasury Corp.	1.000	02-08-24	AUD	24,925,000	18,034,683
New South Wales Treasury Corp.	1.250	03-20-25	AUD	15,505,000	11,122,767
Queensland Treasury Corp. (A)	4.250	07-21-23	AUD	8,355,000	6,353,966
Austria 0.2%					8,048,799
Republic of Austria (A)	0.500	02-20-29	EUR	7,075,000	8,048,799
Brazil 0.7%					30,554,285
Federative Republic of Brazil	10.000	01-01-23	BRL	24,040,000	4,653,052
Federative Republic of Brazil	10.000	01-01-25	BRL	135,530,000	25,901,233
Canada 2.7%					118,391,844
Canada Housing Trust No. 1 (A)	1.250	06-15-26	CAD	16,100,000	12,345,239
Canada Housing Trust No. 1 (A)	1.950	12-15-25	CAD	17,175,000	13,577,396
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	6,685,000	5,144,681
Government of Canada	1.500	09-01-24	CAD	7,863,000	6,200,076
Province of Ontario	1.350	12-02-30	CAD	57,020,000	40,996,818
Province of Ontario	2.900	06-02-28	CAD	13,400,000	10,984,511
Province of Ontario	3.450	06-02-45	CAD	11,995,000	10,033,687
Province of Quebec	0.200	04-07-25	EUR	5,160,000	5,764,704
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Canada (continued)
Province of Quebec	1.500	12-15-23	GBP	5,130,000	$6,888,117
Province of Quebec	3.000	09-01-23	CAD	8,000,000	6,456,615
China 1.8%					78,600,501
People’s Republic of China	1.990	04-09-25	CNY	128,240,000	20,041,744
People’s Republic of China	2.690	08-12-26	CNY	44,520,000	7,101,671
People’s Republic of China	2.880	11-05-23	CNY	149,230,000	23,898,613
People’s Republic of China	2.890	11-18-31	CNY	128,360,000	20,514,077
People’s Republic of China	3.020	05-27-31	CNY	29,650,000	4,767,331
People’s Republic of China	3.530	10-18-51	CNY	13,900,000	2,277,065
Colombia 1.0%					44,512,160
Republic of Colombia	3.250	04-22-32		9,615,000	8,043,236
Republic of Colombia	4.500	03-15-29		2,450,000	2,370,914
Republic of Colombia	5.625	02-26-44		2,450,000	2,208,479
Republic of Colombia	6.250	11-26-25	COP	39,010,000,000	9,075,635
Republic of Colombia	7.500	08-26-26	COP	40,050,000,000	9,592,965
Republic of Colombia	10.000	07-24-24	COP	50,477,000,000	13,220,931
Greece 0.7%					31,148,482
Republic of Greece (A)	1.500	06-18-30	EUR	10,675,000	11,291,790
Republic of Greece (A)	2.000	04-22-27	EUR	8,435,000	9,675,532
Republic of Greece	4.200	01-30-42	EUR	7,100,000	10,181,160
India 0.2%					11,599,452
Republic of India	6.100	07-12-31	INR	358,560,000	4,541,277
Republic of India	6.450	10-07-29	INR	373,000,000	4,891,780
Republic of India	7.270	04-08-26	INR	156,200,000	2,166,395
Indonesia 3.0%					132,749,133
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		10,060,000	10,641,367
Republic of Indonesia	1.100	03-12-33	EUR	2,709,000	2,663,616
Republic of Indonesia (A)	2.150	07-18-24	EUR	6,000,000	6,859,892
Republic of Indonesia (A)	2.625	06-14-23	EUR	11,010,000	12,591,775
Republic of Indonesia	3.050	03-12-51		5,655,000	5,048,594
Republic of Indonesia	3.850	10-15-30		4,480,000	4,761,559
Republic of Indonesia	6.375	04-15-32	IDR	88,601,000,000	6,090,028
Republic of Indonesia	6.500	06-15-25	IDR	289,886,000,000	21,142,382
Republic of Indonesia	6.625	05-15-33	IDR	93,981,000,000	6,545,290
Republic of Indonesia	7.000	05-15-27	IDR	72,700,000,000	5,373,036
Republic of Indonesia	7.000	09-15-30	IDR	243,389,000,000	17,450,241
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	4,492,849
Republic of Indonesia	7.500	05-15-38	IDR	62,856,000,000	4,572,225
Republic of Indonesia	8.125	05-15-24	IDR	45,206,000,000	3,399,242
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	6,350,016
Republic of Indonesia	8.750	05-15-31	IDR	111,458,000,000	8,907,564
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	9.000	03-15-29	IDR	73,235,000,000	$5,859,457
Ireland 0.2%					11,255,664
Republic of Ireland	1.100	05-15-29	EUR	2,760,000	3,260,472
Republic of Ireland	3.400	03-18-24	EUR	6,615,000	7,995,192
Italy 0.7%					29,995,048
Republic of Italy	1.250	02-17-26		7,595,000	7,198,819
Republic of Italy (A)	1.850	07-01-25	EUR	19,430,000	22,796,229
Japan 0.9%					38,303,721
Government of Japan	0.100	06-20-25	JPY	4,387,750,000	38,303,721
Malaysia 1.3%					56,107,093
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	5,996,008
Government of Malaysia	3.828	07-05-34	MYR	22,120,000	5,175,684
Government of Malaysia	3.844	04-15-33	MYR	48,536,000	11,512,288
Government of Malaysia	3.882	03-14-25	MYR	36,535,000	8,937,503
Government of Malaysia	3.899	11-16-27	MYR	43,417,000	10,587,868
Government of Malaysia	3.900	11-30-26	MYR	18,960,000	4,634,328
Government of Malaysia	4.059	09-30-24	MYR	37,710,000	9,263,414
Mexico 1.3%					59,253,307
Government of Mexico	5.750	03-05-26	MXN	253,970,000	11,518,614
Government of Mexico	6.750	03-09-23	MXN	231,360,000	11,222,558
Government of Mexico	7.500	06-03-27	MXN	452,090,000	21,772,103
Government of Mexico	7.750	05-29-31	MXN	304,940,000	14,740,032
New Zealand 1.1%					50,257,201
Government of New Zealand	0.500	05-15-24	NZD	42,290,000	27,472,415
Government of New Zealand	0.500	05-15-26	NZD	14,295,000	8,858,021
Government of New Zealand	4.500	04-15-27	NZD	6,105,000	4,492,570
Government of New Zealand	4.500	04-15-27	NZD	9,490,000	6,810,581
Government of New Zealand	5.500	04-15-23	NZD	3,730,000	2,623,614
Norway 0.9%					39,803,359
Kingdom of Norway (A)	1.500	02-19-26	NOK	81,525,000	9,122,728
Kingdom of Norway (A)	1.750	03-13-25	NOK	40,855,000	4,623,800
Kingdom of Norway (A)	1.750	02-17-27	NOK	51,830,000	5,837,254
Kingdom of Norway (A)	2.000	05-24-23	NOK	176,910,000	20,219,577
Philippines 0.6%					26,984,345
Republic of the Philippines	0.875	05-17-27	EUR	17,540,000	18,991,461
Republic of the Philippines	6.250	01-14-36	PHP	373,000,000	7,992,884
Portugal 0.5%					23,916,631
Republic of Portugal (A)	0.475	10-18-30	EUR	17,270,000	18,772,620
Republic of Portugal (A)	0.700	10-15-27	EUR	4,525,000	5,144,011
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date		Par value^	Value
Qatar 0.3%					$12,955,610
State of Qatar (A)	4.000	03-14-29		3,455,000	3,760,166
State of Qatar (A)	4.817	03-14-49		7,575,000	9,195,444
Singapore 0.4%					18,924,127
Republic of Singapore	1.750	04-01-22	SGD	25,635,000	18,924,127
Spain 0.5%					20,596,967
Kingdom of Spain (A)	0.250	07-30-24	EUR	9,125,000	10,310,754
Kingdom of Spain (A)	0.800	07-30-27	EUR	9,040,000	10,286,213
Sweden 0.3%					15,048,202
Kingdom of Sweden (A)	0.125	04-24-23	EUR	13,340,000	15,048,202
United Arab Emirates 0.5%					21,894,040
Government of Abu Dhabi (A)	1.700	03-02-31		9,705,000	9,054,804
Government of Abu Dhabi (A)	3.125	04-16-30		7,880,000	8,216,318
Government of Abu Dhabi (A)	3.875	04-16-50		4,315,000	4,622,918
United Kingdom 0.5%					20,923,723
Government of United Kingdom	0.125	01-31-24	GBP	4,350,000	5,732,323
Government of United Kingdom	0.250	01-31-25	GBP	3,650,000	4,773,724

Government of United Kingdom	0.500	07-22-22	GBP	7,765,000	10,417,676
Corporate bonds 50.8%					$2,260,004,636
(Cost $2,342,425,915)
Communication services 6.1%					271,821,047
Diversified telecommunication services 0.6%
Cellnex Telecom SA	1.875	06-26-29	EUR	5,400,000	5,525,368
CT Trust (A)	5.125	02-03-32		3,790,000	3,796,405
IHS Holding, Ltd. (A)	6.250	11-29-28		3,600,000	3,510,000
Kenbourne Invest SA (A)	4.700	01-22-28		4,775,000	4,428,813
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25		8,945,000	8,721,464
Entertainment 0.9%
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29		10,180,000	9,681,689
Netflix, Inc.	4.875	04-15-28		2,890,000	3,096,057
Netflix, Inc. (A)	5.375	11-15-29		9,335,000	10,426,028
WMG Acquisition Corp. (A)	3.000	02-15-31		19,595,000	17,716,427
Interactive media and services 0.3%
ANGI Group LLC (A)	3.875	08-15-28		6,920,000	6,141,500
Match Group Holdings II LLC (A)	4.125	08-01-30		7,915,000	7,661,562
Media 3.0%
Altice Financing SA (A)	5.000	01-15-28		515,000	464,051
CCO Holdings LLC (A)	4.250	02-01-31		1,700,000	1,592,798
CCO Holdings LLC (A)	4.500	08-15-30		8,205,000	7,902,071
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
CCO Holdings LLC (A)	4.500	06-01-33		5,245,000	$4,917,188
CCO Holdings LLC (A)	4.750	03-01-30		11,565,000	11,356,657
CCO Holdings LLC (A)	5.125	05-01-27		14,650,000	14,796,500
Charter Communications Operating LLC	2.800	04-01-31		2,350,000	2,176,508
Charter Communications Operating LLC	5.125	07-01-49		15,905,000	16,189,238
Charter Communications Operating LLC	5.750	04-01-48		7,045,000	7,787,351
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32		5,840,000	5,343,600
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		8,000,000	7,688,000
News Corp. (A)	3.875	05-15-29		17,435,000	16,694,013
Sirius XM Radio, Inc. (A)	4.125	07-01-30		1,005,000	949,946
Virgin Media Finance PLC (A)	5.000	07-15-30		7,640,000	7,227,822
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		5,145,000	4,864,443
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		11,030,000	11,020,010
VTR Comunicaciones SpA (A)	4.375	04-15-29		4,495,000	4,286,926
VTR Comunicaciones SpA (A)	5.125	01-15-28		3,333,000	3,298,437
VTR Finance NV (A)	6.375	07-15-28		5,360,000	5,428,340
Wireless telecommunication services 1.3%
Millicom International Cellular SA (A)	4.500	04-27-31		5,685,000	5,319,455
Rogers Communications, Inc. (5.000% to 12-17-26, then 5 Year Canada Government Bond Yield + 3.575%)	5.000	12-17-81	CAD	5,425,000	4,216,306
Sprint Corp.	7.125	06-15-24		1,655,000	1,789,485
T-Mobile USA, Inc.	2.625	04-15-26		2,415,000	2,371,107
T-Mobile USA, Inc.	2.625	02-15-29		4,405,000	4,131,185
T-Mobile USA, Inc.	2.875	02-15-31		4,070,000	3,818,962
T-Mobile USA, Inc.	3.375	04-15-29		4,865,000	4,760,889
T-Mobile USA, Inc.	3.500	04-15-31		3,440,000	3,386,216
T-Mobile USA, Inc. (A)	3.500	04-15-31		4,670,000	4,596,985
T-Mobile USA, Inc.	4.750	02-01-28		1,665,000	1,718,863
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	7,750,000	7,935,382
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		14,225,000	13,087,000
Consumer discretionary 4.9%					219,245,298
Automobiles 1.3%
BMW Finance NV	1.000	11-14-24	EUR	4,785,000	5,452,678
Ford Motor Company	3.250	02-12-32		6,125,000	5,779,489
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	3,354,000	$4,395,888
Ford Motor Credit Company LLC	2.900	02-16-28		3,620,000	3,402,800
Ford Motor Credit Company LLC	2.979	08-03-22		4,400,000	4,400,000
Ford Motor Credit Company LLC	3.087	01-09-23		2,905,000	2,923,302
Ford Motor Credit Company LLC	3.350	11-01-22		5,755,000	5,769,388
Ford Motor Credit Company LLC	3.370	11-17-23		2,845,000	2,857,803
Ford Motor Credit Company LLC	3.625	06-17-31		12,890,000	12,395,185
Ford Motor Credit Company LLC	4.000	11-13-30		2,575,000	2,554,400
Ford Motor Credit Company LLC	4.125	08-17-27		1,665,000	1,677,071
Ford Motor Credit Company LLC	4.250	09-20-22		3,320,000	3,351,125
Ford Motor Credit Company LLC	4.542	08-01-26		4,455,000	4,588,650
Hotels, restaurants and leisure 3.4%
Carnival Corp. (A)	5.750	03-01-27		11,850,000	11,541,959
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		4,920,000	4,676,952
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		2,950,000	3,034,783
Hyatt Hotels Corp.	5.750	04-23-30		7,696,000	8,871,346
MGM Resorts International	4.750	10-15-28		1,060,000	1,055,370
New Red Finance, Inc. (A)	3.500	02-15-29		5,802,000	5,468,385
New Red Finance, Inc. (A)	3.875	01-15-28		8,793,000	8,551,193
New Red Finance, Inc. (A)	4.000	10-15-30		22,370,000	20,664,288
Royal Caribbean Cruises, Ltd. (A)	4.250	07-01-26		7,280,000	6,897,800
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28		12,760,000	12,505,948
Travel + Leisure Company (A)	4.500	12-01-29		9,282,000	8,864,310
Travel + Leisure Company (A)	6.625	07-31-26		3,876,000	4,137,630
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28		6,920,000	6,816,200
Yum! Brands, Inc.	3.625	03-15-31		18,845,000	17,609,333
Yum! Brands, Inc.	4.625	01-31-32		9,070,000	8,888,600
Yum! Brands, Inc. (A)	4.750	01-15-30		19,625,000	19,919,375
Household durables 0.0%
Newell Brands, Inc.	4.700	04-01-26		1,625,000	1,682,176
Internet and direct marketing retail 0.2%
MercadoLibre, Inc.	2.375	01-14-26		5,950,000	5,571,402
MercadoLibre, Inc.	3.125	01-14-31		3,340,000	2,940,469
Consumer staples 3.3%					148,030,897
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31		8,250,000	7,473,510
Food products 2.9%
JBS Finance Luxembourg Sarl (A)	3.625	01-15-32		10,670,000	9,681,425
Kraft Heinz Foods Company	3.000	06-01-26		7,061,000	7,051,821
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Kraft Heinz Foods Company	3.875	05-15-27		3,905,000	$4,043,432
Kraft Heinz Foods Company	4.250	03-01-31		12,095,000	12,798,022
Kraft Heinz Foods Company	4.375	06-01-46		2,935,000	3,008,375
Kraft Heinz Foods Company	4.625	10-01-39		11,120,000	11,870,600
Kraft Heinz Foods Company	6.875	01-26-39		12,485,000	16,480,200
Kraft Heinz Foods Company (A)	7.125	08-01-39		1,675,000	2,276,426
MARB BondCo PLC (A)	3.950	01-29-31		14,046,000	12,361,885
NBM US Holdings, Inc. (A)	7.000	05-14-26		2,929,000	3,027,151
Post Holdings, Inc. (A)	4.500	09-15-31		14,765,000	13,676,081
Post Holdings, Inc. (A)	5.500	12-15-29		3,230,000	3,257,084
Post Holdings, Inc. (A)	5.625	01-15-28		14,510,000	14,564,413
Post Holdings, Inc. (A)	5.750	03-01-27		14,660,000	14,813,930
Personal products 0.2%
Natura Cosmeticos SA (A)(B)	4.125	05-03-28		8,030,000	7,639,742
Oriflame Investment Holding PLC (A)	5.125	05-04-26		4,770,000	4,006,800
Energy 6.3%					280,100,575
Oil, gas and consumable fuels 6.3%
Aker BP ASA (A)	3.750	01-15-30		8,430,000	8,539,395
Cenovus Energy, Inc.	3.500	02-07-28	CAD	5,175,000	4,117,871
Cenovus Energy, Inc.	5.250	06-15-37		2,074,000	2,307,449
Cenovus Energy, Inc.	5.400	06-15-47		8,203,000	9,230,325
Cenovus Energy, Inc.	6.750	11-15-39		18,593,000	23,298,309
Cheniere Energy Partners LP	4.000	03-01-31		13,025,000	12,829,625
Cheniere Energy Partners LP	4.500	10-01-29		4,045,000	4,122,664
Continental Resources, Inc. (A)	2.875	04-01-32		12,374,000	11,312,682
Continental Resources, Inc. (A)	5.750	01-15-31		15,241,000	16,999,354
Ecopetrol SA	4.625	11-02-31		4,570,000	4,094,720
Ecopetrol SA	5.375	06-26-26		2,445,000	2,507,127
Ecopetrol SA (B)	5.875	05-28-45		2,485,000	2,165,056
Ecopetrol SA	6.875	04-29-30		4,970,000	5,200,807
Enbridge, Inc.	3.125	11-15-29		10,080,000	10,070,124
EQT Corp. (A)	3.125	05-15-26		1,990,000	1,957,274
EQT Corp. (A)(B)	3.625	05-15-31		23,315,000	22,673,838
EQT Corp.	3.900	10-01-27		3,283,000	3,318,112
Inversiones Latin America Power Ltda (A)	5.125	06-15-33		6,185,217	5,319,286
Kinder Morgan, Inc.	2.000	02-15-31		3,020,000	2,713,798
MC Brazil Downstream Trading SARL (A)(B)	7.250	06-30-31		10,290,000	9,518,250
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		6,590,000	6,631,188
Occidental Petroleum Corp.	3.200	08-15-26		1,560,000	1,559,532
Occidental Petroleum Corp.	3.400	04-15-26		2,417,000	2,417,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	6.125	01-01-31		7,895,000	$8,977,405
Occidental Petroleum Corp.	6.625	09-01-30		11,815,000	13,748,702
Occidental Petroleum Corp.	7.500	05-01-31		3,470,000	4,207,375
Ovintiv, Inc.	6.500	08-15-34		7,620,000	9,280,724
Ovintiv, Inc.	6.500	02-01-38		5,700,000	6,754,614
Pertamina Persero PT (A)	3.100	01-21-30		2,700,000	2,600,407
Pertamina Persero PT (A)	3.650	07-30-29		3,440,000	3,452,425
Petrobras Global Finance BV	6.900	03-19-49		11,065,000	11,037,338
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26		5,350,000	5,222,991
Qatar Energy (A)	2.250	07-12-31		3,925,000	3,697,193
Qatar Energy (A)	3.300	07-12-51		3,105,000	2,923,078
Saudi Arabian Oil Company (A)	4.250	04-16-39		2,850,000	3,028,524
Saudi Arabian Oil Company (A)	4.375	04-16-49		5,805,000	6,167,813
Southwestern Energy Company	5.950	01-23-25		166,000	173,055
The Williams Companies, Inc.	3.500	11-15-30		865,000	879,325
TransCanada PipeLines, Ltd.	4.100	04-15-30		13,295,000	14,038,194
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		875,000	881,453
Western Midstream Operating LP	4.550	02-01-30		9,845,000	10,126,173
Financials 11.0%					487,892,397
Banks 6.8%
Banco Actinver SA (A)	4.800	12-18-32		2,360,000	1,646,100
Banco Actinver SA (A)	9.500	12-18-32	MXN	138,600,000	4,645,716
Banco Santander SA (4.750% to 11-12-26, then 5 Year CMT + 3.753%) (B)(C)	4.750	11-12-26		8,200,000	7,556,300
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (C)	4.375	03-15-28		5,490,000	5,037,075
BNG Bank NV	0.250	06-07-24	EUR	3,800,000	4,289,679
BNP Paribas SA (4.500% to 2-25-30, then 5 Year CMT + 2.944%) (A)(B)(C)	4.500	02-25-30		8,095,000	7,368,879
BNP Paribas SA (4.625% to 2-25-31, then 5 Year CMT + 3.340%) (A)(B)(C)	4.625	02-25-31		14,782,000	13,673,350
Citigroup, Inc. (Greater of 3 month EURIBOR + 0.500% or 0.000%) (D)	0.000	03-21-23	EUR	10,835,000	12,182,271
Credit Agricole SA (6.875% to 9-23-24, then 5 Year U.S. Swap Rate + 4.319%) (A)(B)(C)	6.875	09-23-24		1,926,000	2,022,300
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(C)	7.875	01-23-24		8,335,000	$8,876,775
European Investment Bank (SONIA + 0.350%) (D)	0.609	06-29-23	GBP	6,180,000	8,320,650
European Investment Bank	1.500	05-12-22	NOK	70,180,000	7,967,075
European Investment Bank	1.750	03-13-25	NOK	15,470,000	1,742,471
ING Groep NV (4.250% to 5-16-31, then 5 Year CMT + 2.862%) (C)	4.250	05-16-31		8,315,000	7,239,039
ING Groep NV (5.750% to 11-16-26, then 5 Year CMT + 4.342%) (C)	5.750	11-16-26		9,554,000	9,673,425
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	6,585,000	5,138,690
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	15,730,000	12,417,703
International Bank for Reconstruction & Development	2.875	11-30-26	NZD	7,530,000	5,033,043
International Finance Corp.	0.375	09-10-25	NZD	12,980,000	7,990,339
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (A)	4.198	06-01-32		7,674,000	6,941,698
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (A)(C)	7.700	09-17-25		7,875,000	8,288,438
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) (C)	7.500	09-27-25		9,344,000	10,254,204
NatWest Group PLC (4.600% to 6-28-31, then 5 Year CMT + 3.100%) (C)	4.600	06-28-31		4,400,000	3,966,600
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (C)	6.000	12-29-25		8,590,000	8,869,175
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (D)	1.060	06-21-23	NOK	88,000,000	10,017,215
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (D)	1.170	06-19-24	NOK	110,000,000	12,538,113
Nordic Investment Bank	1.875	04-10-24	NOK	46,090,000	5,222,962
Popular, Inc.	6.125	09-14-23		17,095,000	17,787,348
QNB Finance, Ltd.	3.500	03-28-24		4,285,000	4,376,617
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (C)	4.200	02-24-27	CAD	6,420,000	$4,849,822
Shinhan Financial Group Company, Ltd. (2.875% to 5-12-26, then 5 Year CMT + 2.064%) (A)(C)	2.875	05-12-26		9,105,000	8,649,750
Societe Generale SA (6.750% to 4-6-28, then 5 Year U.S. Swap Rate + 3.929%) (A)(C)	6.750	04-06-28		4,155,000	4,222,519
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) (A)(C)	8.000	09-29-25		6,640,000	7,217,746
U.S. Bancorp	0.850	06-07-24	EUR	18,550,000	20,966,000
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (C)	3.700	01-15-27		13,641,000	12,686,130
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) (A)	5.459	06-30-35		1,625,000	1,619,080
UniCredit SpA (8.000% to 6-3-24, then 5 Year U.S. Swap Rate + 5.180%) (C)	8.000	06-03-24		3,624,000	3,814,260
Wells Fargo & Company	3.250	04-27-22	AUD	12,300,000	8,973,240
Wells Fargo & Company	3.750	01-24-24		6,600,000	6,804,176
Capital markets 2.0%
Credit Suisse Group AG (5.100% to 1-24-30, then 5 Year CMT + 3.293%) (A)(B)(C)	5.100	01-24-30		3,965,000	3,687,450
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) (A)(C)	6.375	08-21-26		8,715,000	8,769,469
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) (C)	6.000	10-30-25		8,800,000	8,547,000
MSCI, Inc. (A)	3.250	08-15-33		4,130,000	3,907,187
MSCI, Inc. (A)	3.625	09-01-30		16,020,000	15,708,731
MSCI, Inc. (A)	3.625	11-01-31		8,740,000	8,521,500
MSCI, Inc. (A)	3.875	02-15-31		7,940,000	7,904,111
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	7,713,000	8,736,459
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	2,510,000	2,862,561
The Goldman Sachs Group, Inc.	3.375	03-27-25	EUR	1,960,000	2,358,653
UBS Group AG (3.875% to 6-2-26, then 5 Year CMT + 3.098%) (A)(C)	3.875	06-02-26		5,800,000	5,385,590
UBS Group AG (4.375% to 2-10-31, then 5 Year CMT + 3.313%) (A)(C)	4.375	02-10-31		6,145,000	5,553,544
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
UBS Group AG (5.125% to 7-29-26, then 5 Year CMT + 4.855%) (C)	5.125	07-29-26		4,672,000	$4,672,000
Consumer finance 0.0%
Capital One Financial Corp.	0.800	06-12-24	EUR	1,100,000	1,236,572
Diversified financial services 1.0%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	7,150,000	9,002,239
Berkshire Hathaway, Inc., Zero Coupon	0.000	03-12-25	EUR	10,945,000	12,048,308
European Financial Stability Facility	1.875	05-23-23	EUR	2,500,000	2,882,446
Mexico Remittances Funding Fiduciary Estate Management Sarl (A)	4.875	01-15-28		6,450,000	5,692,190
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	91,756,557	16,809,954
Insurance 1.1%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		15,170,000	21,359,360
Chubb INA Holdings, Inc.	0.300	12-15-24	EUR	9,990,000	11,100,928
DB Insurance Company, Ltd.	3.512	05-25-24	KRW	10,000,000,000	8,388,520
DB Insurance Company, Ltd.	3.865	05-25-27	KRW	10,000,000,000	8,455,358
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (A)	4.375	01-15-27		3,520,000	3,416,294
Health care 4.4%					194,527,382
Health care equipment and supplies 1.1%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	8,910,000	10,060,496
DH Europe Finance II Sarl	0.450	03-18-28	EUR	14,445,000	15,474,353
Mozart Debt Merger Sub, Inc. (A)	3.875	04-01-29		12,405,000	11,770,298
Mozart Debt Merger Sub, Inc. (A)	5.250	10-01-29		13,710,000	13,093,050
Health care providers and services 2.6%
Centene Corp.	2.500	03-01-31		9,265,000	8,530,702
Centene Corp.	3.000	10-15-30		18,720,000	17,843,829
Centene Corp.	3.375	02-15-30		18,780,000	18,018,847
Centene Corp.	4.625	12-15-29		2,625,000	2,703,750
HCA, Inc.	3.500	09-01-30		28,251,000	27,968,490
HCA, Inc.	4.125	06-15-29		13,845,000	14,510,408
HCA, Inc.	5.375	02-01-25		16,935,000	17,934,334
Rede D’or Finance Sarl (A)	4.500	01-22-30		4,134,000	3,818,989
Rede D’or Finance Sarl (A)(B)	4.950	01-17-28		4,356,000	4,263,435
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	6,585,000	$7,119,715
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	3,288,000	3,719,230
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	4,947,000	5,666,512
Pharmaceuticals 0.3%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	7,545,949
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	4,484,995
Industrials 4.6%					204,199,425
Aerospace and defense 1.2%
Airbus SE	1.625	06-09-30	EUR	2,740,000	3,133,172
DAE Funding LLC (A)	3.375	03-20-28		6,635,000	6,378,544
The Boeing Company	5.040	05-01-27		11,170,000	12,134,507
The Boeing Company	5.150	05-01-30		27,030,000	29,855,815
Air freight and logistics 0.2%
Hidrovias International Finance SARL (A)	4.950	02-08-31		3,515,000	3,000,966
Simpar Europe SA (A)	5.200	01-26-31		3,245,000	2,717,720
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	30,765,000	4,847,561
Airlines 2.0%
American Airlines Group, Inc. (A)(B)	5.000	06-01-22		8,485,000	8,506,213
American Airlines, Inc. (A)	5.500	04-20-26		9,940,000	10,173,988
American Airlines, Inc. (A)	5.750	04-20-29		8,095,000	8,275,680
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		5,221,348	5,112,495
Delta Air Lines, Inc.	2.900	10-28-24		7,330,000	7,237,239
Delta Air Lines, Inc. (A)	4.500	10-20-25		3,390,000	3,480,196
Delta Air Lines, Inc. (A)	4.750	10-20-28		33,248,000	34,675,213
Delta Air Lines, Inc.	7.375	01-15-26		1,655,000	1,857,489
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		7,880,013	8,274,013
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	2,590,000	2,775,885
Construction and engineering 0.2%
AECOM	5.125	03-15-27		8,062,000	8,263,550
Professional services 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30		5,780,000	5,505,908
Road and rail 0.2%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		7,580,000	7,312,243
Movida Europe SA (A)	5.250	02-08-31		2,480,000	2,070,825
20	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Trading companies and distributors 0.5%
United Rentals North America, Inc.	3.875	02-15-31		11,355,000	$10,971,769
United Rentals North America, Inc.	4.000	07-15-30		7,265,000	7,155,734
United Rentals North America, Inc.	4.875	01-15-28		6,470,000	6,603,217
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27		3,885,000	3,879,483
Information technology 1.6%					72,401,054
IT services 0.9%
Block, Inc. (A)	3.500	06-01-31		3,325,000	3,122,308
Fidelity National Information Services, Inc.	1.000	12-03-28	EUR	4,800,000	5,171,656
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	9,625,000	10,858,830
Fiserv, Inc.	1.125	07-01-27	EUR	3,495,000	3,903,677
Gartner, Inc. (A)	3.750	10-01-30		5,220,000	5,078,016
Twilio, Inc.	3.625	03-15-29		4,795,000	4,593,035
Twilio, Inc.	3.875	03-15-31		6,440,000	6,046,355
Semiconductors and semiconductor equipment 0.1%
SK Hynix, Inc. (A)	1.500	01-19-26		4,935,000	4,709,026
Software 0.0%
Ziff Davis, Inc. (A)	4.625	10-15-30		3,090,000	2,972,549
Technology hardware, storage and peripherals 0.6%
Apple, Inc.	0.875	05-24-25	EUR	9,831,000	11,160,780
Atento Luxco 1 SA (A)	8.000	02-10-26		4,968,000	5,044,497
CDW LLC	4.250	04-01-28		1,655,000	1,630,175
Dell International LLC	8.350	07-15-46		5,348,000	8,110,150
Materials 5.1%					227,974,058
Chemicals 0.7%
Braskem Idesa SAPI (A)	6.990	02-20-32		5,090,000	4,860,950
Braskem Netherlands Finance BV (A)	4.500	01-31-30		5,509,000	5,444,682
Braskem Netherlands Finance BV (A)(B)	5.875	01-31-50		6,055,000	6,033,626
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	4,861,266
FS Luxembourg Sarl (A)	10.000	12-15-25		8,820,000	9,128,788
Construction materials 0.3%
Cemex SAB de CV (A)	3.875	07-11-31		9,080,000	8,069,941
St. Mary’s Cement, Inc. (A)	5.750	01-28-27		7,505,000	8,124,238
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	21

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging 1.3%
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		9,710,000	$9,125,264
Ball Corp.	2.875	08-15-30		5,485,000	5,012,138
Ball Corp.	4.875	03-15-26		8,590,000	8,988,748
Ball Corp.	5.250	07-01-25		13,700,000	14,522,000
Berry Global, Inc. (A)	5.625	07-15-27		6,805,000	6,972,403
Crown Americas LLC	4.250	09-30-26		1,490,000	1,526,870
Crown Cork & Seal Company, Inc.	7.375	12-15-26		10,748,000	12,118,370
Metals and mining 2.8%
ArcelorMittal SA	4.550	03-11-26		995,000	1,045,131
ArcelorMittal SA	6.750	03-01-41		4,985,000	6,084,562
ArcelorMittal SA	7.000	10-15-39		1,275,000	1,552,308
Cleveland-Cliffs, Inc. (A)	4.625	03-01-29		14,925,000	14,402,625
Cleveland-Cliffs, Inc. (A)(B)	4.875	03-01-31		8,180,000	7,986,952
FMG Resources August 2006 Proprietary, Ltd. (A)	4.375	04-01-31		47,590,000	46,176,577
Freeport-McMoRan, Inc.	4.125	03-01-28		1,430,000	1,445,916
Freeport-McMoRan, Inc.	4.625	08-01-30		10,030,000	10,354,370
Freeport-McMoRan, Inc.	5.450	03-15-43		19,505,000	22,433,676
Indonesia Asahan Aluminium Persero PT (A)	4.750	05-15-25		11,455,000	11,702,657
Real estate 1.4%					59,864,469
Equity real estate investment trusts 1.4%
American Tower Corp.	0.500	01-15-28	EUR	2,845,000	2,958,530
American Tower Corp.	1.950	05-22-26	EUR	3,650,000	4,178,291
Crown Castle International Corp.	2.250	01-15-31		2,550,000	2,298,196
Host Hotels & Resorts LP	3.375	12-15-29		2,565,000	2,523,776
Host Hotels & Resorts LP	3.500	09-15-30		2,575,000	2,512,142
SBA Communications Corp.	3.125	02-01-29		9,770,000	9,074,376
SBA Communications Corp.	3.875	02-15-27		22,055,000	22,016,845
VICI Properties LP (A)	4.125	08-15-30		9,945,000	9,870,413
VICI Properties LP (A)	4.625	12-01-29		4,345,000	4,431,900
Utilities 2.1%					93,948,034
Electric utilities 1.1%
Chile Electricity PEC SpA (A)(B)(E)	5.333	01-25-28		2,925,000	2,142,563
EDP Finance BV	0.375	09-16-26	EUR	1,315,000	1,440,679
FirstEnergy Corp.	4.400	07-15-27		9,045,000	9,367,907
FirstEnergy Corp.	7.375	11-15-31		12,300,000	15,400,584
Israel Electric Corp., Ltd. (A)	3.750	02-22-32		5,380,000	5,326,891
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		4,565,000	4,830,690
22	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Electric utilities (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		12,660,000	$12,961,308
Independent power and renewable electricity producers 0.8%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		5,330,000	5,569,850
Adani Green Energy, Ltd. (A)	4.375	09-08-24		3,255,000	3,207,803
DPL, Inc.	4.125	07-01-25		13,920,000	13,850,400
Greenko Dutch BV (A)(B)	3.850	03-29-26		5,983,875	5,822,310
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		5,260,000	5,301,554
The AES Corp. (A)	3.950	07-15-30		1,650,000	1,683,330
Multi-utilities 0.2%
E.ON SE	0.375	09-29-27	EUR	3,200,000	3,488,841

Engie SA	0.375	06-21-27	EUR	3,300,000	3,553,324
Convertible bonds 2.3%					$101,502,023
(Cost $102,418,944)
Communication services 0.9%					38,718,480
Diversified telecommunication services 0.1%
Cellnex Telecom SA	0.750	11-20-31	EUR	6,000,000	5,833,548
Media 0.8%
DISH Network Corp.	3.375	08-15-26		5,520,000	5,006,640
Liberty Broadband Corp. (A)	1.250	09-30-50		12,375,000	11,972,813
Liberty Broadband Corp. (A)	2.750	09-30-50		8,550,000	8,590,706
Liberty Media Corp. (A)	0.500	12-01-50		5,085,000	7,314,773
Consumer discretionary 0.2%					8,047,747
Specialty retail 0.2%
Burlington Stores, Inc.	2.250	04-15-25		6,365,000	8,047,747
Energy 0.1%					5,938,621
Oil, gas and consumable fuels 0.1%
BP Capital Markets PLC	1.000	04-28-23	GBP	4,300,000	5,938,621
Industrials 1.1%					48,797,175
Airlines 0.9%
Air Canada	4.000	07-01-25		5,160,000	7,451,040
American Airlines Group, Inc.	6.500	07-01-25		14,450,000	19,428,025
Southwest Airlines Company	1.250	05-01-25		9,450,000	12,629,925
Road and rail 0.2%

Uber Technologies, Inc. (B)(E)	2.436	12-15-25		10,190,000	9,288,185
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value

Capital preferred securities 0.1%				$5,986,892
(Cost $6,274,064)
Financials 0.1%				5,986,892
Banks 0.1%

USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	03-28-22	7,014,000	5,986,892
Term loans (F) 9.3%				$413,136,880
(Cost $416,572,045)
Communication services 1.0%				46,157,069
Entertainment 0.2%
WMG Acquisition Corp., 2021 Term Loan G (1 month LIBOR + 2.125%)	2.334	01-20-28	9,805,000	9,685,477
Media 0.5%
AP Core Holdings II LLC, Amortization Term Loan B1 (1 month LIBOR + 5.500%)	6.250	09-01-27	7,440,813	7,403,608
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	6.250	09-01-27	5,215,000	5,195,444
Univision Communications, Inc., 2021 First Lien Term Loan B (1 month LIBOR + 3.250%)	4.000	03-15-26	8,358,000	8,291,805
Wireless telecommunication services 0.3%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%)	1.960	04-11-25	15,822,021	15,580,735
Consumer discretionary 2.9%				128,236,919
Diversified consumer services 0.3%
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.500% and 1 month LIBOR + 3.500%)	4.001	07-10-28	3,835,388	3,806,008
Whatabrands LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	08-03-28	8,383,000	8,270,919
Hotels, restaurants and leisure 2.0%
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	1.959	03-11-25	10,760,000	10,540,281
Bally’s Corp., 2021 Term Loan B (6 month LIBOR + 3.250%)	3.750	10-02-28	5,325,000	5,285,063
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%)	4.000	10-18-28	5,020,000	4,957,250
Carnival Corp., USD Term Loan B (3 month LIBOR + 3.000%)	3.750	06-30-25	12,881,689	12,701,345
24	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Fertitta Entertainment LLC, 2022 Term Loan B (1 month SOFR + 4.000%)	4.500	01-27-29	3,150,000	$3,133,179
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	3.500	08-02-28	5,999,013	5,951,860
Hilton Worldwide Finance LLC, 2019 Term Loan B2 (1 month LIBOR + 1.750%)	1.937	06-22-26	8,560,000	8,422,698
KFC Holding Company, 2021 Term Loan B (1 month LIBOR + 1.750%)	1.887	03-15-28	14,328,516	14,272,492
Marriott Ownership Resorts, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	1.959	08-29-25	8,170,000	8,004,558
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%)	1.959	11-19-26	16,672,931	16,343,641
Household durables 0.2%
SOLIS IV BV, USD Term Loan B1 (G)	TBD	02-25-29	7,515,000	7,397,616
Specialty retail 0.4%
Burlington Coat Factory Warehouse Corp., 2021 Term Loan B6 (1 month LIBOR + 2.000%)	2.210	06-24-28	9,731,100	9,637,876
RH, Term Loan B (3 month LIBOR + 2.500%)	3.000	10-20-28	9,624,938	9,512,133
Energy 0.5%				21,530,145
Oil, gas and consumable fuels 0.5%
Pilot Travel Centers LLC, 2021 Term Loan B (1 month LIBOR + 2.000%)	2.209	08-04-28	16,618,350	16,334,509
Southwestern Energy Company, 2021 Term Loan (3 month SOFR + 2.500%)	3.000	06-22-27	5,225,000	5,195,636
Financials 0.3%				11,588,223
Insurance 0.3%
Asurion LLC, 2021 Second Lien Term Loan B4 (1 month LIBOR + 5.250%)	5.459	01-20-29	6,760,000	6,675,500
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%)	3.459	07-31-27	5,009,762	4,912,723
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	25

	Rate (%)	Maturity date	Par value^	Value
Health care 1.8%				$80,649,382
Health care equipment and supplies 0.4%
Embecta Corp., Term Loan B (G)	TBD	01-27-29	3,710,000	3,673,828
Mozart Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%)	3.750	10-23-28	12,815,000	12,680,827
Health care technology 0.1%
athenahealth, Inc., 2022 Term Loan B (3 month SOFR + 3.500%)	4.000	02-15-29	2,806,000	2,777,239
Life sciences tools and services 0.6%
Avantor Funding, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.250%)	2.750	11-08-27	15,974,963	15,803,871
ICON Luxembourg Sarl, LUX Term Loan (3 month LIBOR + 2.250%)	2.750	07-03-28	10,182,686	10,059,068
ICON Luxembourg Sarl, US Term Loan (3 month LIBOR + 2.250%)	2.750	07-03-28	2,537,106	2,506,306
Pharmaceuticals 0.7%
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%)	4.000	05-05-28	12,850,425	12,792,598
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%)	3.500	06-02-28	13,286,736	13,216,184
Padagis LLC, Term Loan B (3 month LIBOR + 4.750%)	5.250	07-06-28	7,193,412	7,139,461
Industrials 2.1%				94,991,704
Air freight and logistics 0.1%
Worldwide Express, Inc., 2021 1st Lien Term Loan (6 month LIBOR + 4.250%)	5.000	07-26-28	3,335,000	3,305,819
Airlines 0.8%
Air Canada, 2021 Term Loan B (3 month LIBOR + 3.500%)	4.250	08-11-28	11,490,000	11,407,961
Mileage Plus Holdings LLC, 2020 Term Loan B (G)	TBD	06-21-27	8,835,000	9,218,262
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	4.500	04-21-28	16,555,982	16,445,554
Building products 0.1%
JELD-WEN, Inc., 2021 Term Loan B (1 month LIBOR + 2.250%)	2.459	07-28-28	3,512,350	3,491,276
26	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies 0.3%
Clean Harbors, Inc., 2021 Incremental Term Loan B (1 month LIBOR + 2.000%)	2.209	10-08-28	5,030,000	$5,011,138
MillerKnoll, Inc., Term Loan B (1 month LIBOR + 2.000%)	2.188	07-19-28	8,668,275	8,581,592
Construction and engineering 0.3%
AECOM, 2021 Term Loan B (1 month LIBOR + 1.750%)	1.959	04-13-28	13,869,811	13,835,136
Machinery 0.1%
Brown Group Holding LLC, Term Loan B (3 month LIBOR + 2.500%)	3.000	06-07-28	5,456,168	5,390,912
Professional services 0.1%
Trans Union LLC, 2021 Term Loan B6 (1 month LIBOR + 2.000%)	2.500	12-01-28	4,912,258	4,854,932
Road and rail 0.2%
The Hertz Corp., 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	06-30-28	7,306,484	7,269,075
The Hertz Corp., 2021 Term Loan C (1 month LIBOR + 3.250%)	3.750	06-30-28	1,383,850	1,376,765
Trading companies and distributors 0.1%
Setanta Aircraft Leasing DAC, Term Loan B (3 month LIBOR + 2.000%)	2.140	11-05-28	4,835,000	4,803,282
Information technology 0.4%				15,569,142
IT services 0.1%
Sabre GLBL, Inc., 2021 Term Loan B1 (1 month LIBOR + 3.500%)	4.000	12-17-27	1,599,343	1,575,753
Sabre GLBL, Inc., 2021 Term Loan B2 (1 month LIBOR + 3.500%)	4.000	12-17-27	2,549,538	2,511,933
Software 0.3%
Cornerstone OnDemand, Inc., 2021 Term Loan (3 month LIBOR + 3.750%)	4.250	10-16-28	3,670,000	3,631,025
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	4.750	02-01-29	7,975,000	7,850,431
Materials 0.3%				14,414,296
Chemicals 0.2%
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B (6 month LIBOR + 4.000%)	4.750	03-16-27	9,311,372	9,160,062
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	27

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials 0.0%
Standard Industries, Inc., 2021 Term Loan B (3 month LIBOR + 2.500%)	3.000	09-22-28	912,356	$908,442
Containers and packaging 0.1%

Pretium PKG Holdings, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 4.000%)	4.500	10-02-28	4,400,000	4,345,792
Collateralized mortgage obligations 0.7%				$29,387,915
(Cost $29,467,449)
Commercial and residential 0.7%				29,387,915
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(H)	3.805	01-25-49	5,287,117	5,234,304
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (A)(D)	1.111	10-15-36	15,762,917	15,693,775
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%) (A)(D)	0.891	09-15-36	5,650,000	5,487,048
CSMC Trust
Series 2019-NQM1, Class A1 (A)	2.656	10-25-59	1,788,275	1,783,174
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	3,738,201	38,782
Series 2007-4, Class ES IO	0.350	07-19-47	3,955,394	52,189
Series 2007-6, Class ES IO (A)	0.343	08-19-37	4,040,148	56,672
Morgan Stanley Mortgage Loan Trust

Series 2004-9, Class 1A (H)	5.380	11-25-34	985,746	1,041,971
Asset backed securities 1.0%				$44,467,879
(Cost $43,821,870)
Asset backed securities 1.0%				44,467,879
DB Master Finance LLC
Series 2019-1A, Class A2II (A)	4.021	05-20-49	5,708,625	5,820,457
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	5,751,325	5,851,283
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	3,672,861	3,500,707
Home Partners of America Trust
Series 2019-1, Class B (A)	3.157	09-17-39	4,410,115	4,348,225
Jack in the Box Funding LLC
Series 2019-1A, Class A2II (A)	4.476	08-25-49	6,944,850	7,096,317
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	2,437,567	2,470,230
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	14,897,100	15,380,660

28	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Common stocks 2.9%		$128,658,244
(Cost $154,936,137)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (I)(J)	110,794	0
Consumer discretionary 0.3%		13,860,656
Automobiles 0.3%
General Motors Company (J)	296,675	13,860,656
Financials 1.4%		60,633,997
Banks 1.3%
Cadence Bank	331,999	10,497,808
Credit Agricole SA	695,120	8,854,678
First Citizens BancShares, Inc., Class A	11,443	9,022,233
Societe Generale SA	315,860	8,931,742
U.S. Bancorp	313,939	17,750,111
Capital markets 0.1%
Credit Suisse Group AG, ADR (B)	673,602	5,577,425
Industrials 0.7%		31,983,390
Aerospace and defense 0.5%
The Boeing Company (J)	105,156	21,592,733
Airlines 0.2%
Delta Air Lines, Inc. (J)	260,287	10,390,657
Real estate 0.2%		9,981,122
Equity real estate investment trusts 0.2%
Americold Realty Trust	373,545	9,981,122
Utilities 0.3%		12,199,079
Multi-utilities 0.3%

Algonquin Power & Utilities Corp.	264,450	12,199,079
Preferred securities 3.9%		$173,411,070
(Cost $172,221,547)
Communication services 0.3%		13,470,083
Media 0.3%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	12,455	13,470,083
Financials 0.7%		30,318,772
Banks 0.5%
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (B)(D)	12,425	10,486,700
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	272,325	6,729,151
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	29

	Shares	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	$5,829,377
Capital markets 0.2%
Stifel Financial Corp., 4.500%	347,850	7,273,544
Health care 0.5%		19,403,416
Health care equipment and supplies 0.5%
Becton, Dickinson and Company, 6.000% (B)	113,050	6,066,263
Danaher Corp., 5.000%	8,740	13,337,153
Industrials 0.2%		10,173,625
Machinery 0.2%
Stanley Black & Decker, Inc., 5.250% (B)	105,700	10,173,625
Information technology 0.4%		18,594,409
IT services 0.1%
Sabre Corp., 6.500%	24,800	3,482,664
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000%	8,280	15,111,745
Utilities 1.8%		81,450,765
Electric utilities 1.5%
American Electric Power Company, Inc., 6.125% (B)	288,950	15,175,654
NextEra Energy, Inc., 5.279%	554,400	27,370,728
NextEra Energy, Inc., 6.219%	183,350	9,185,835
The Southern Company, 6.750%	336,250	17,101,675
Multi-utilities 0.3%
DTE Energy Company, 6.250%	249,050	12,616,873

	Contracts/ Notional amount	Value
Purchased options 0.0%		$33,933
(Cost $1,489,423)
Puts 0.0%		33,933
Over the Counter Option on the USD vs. CAD (Expiration Date: 4-11-22; Strike Price: $1.22; Counterparty: Canadian Imperial Bank of Commerce) (J)(K)	129,515,000	33,933

	Yield (%)	Shares	Value
Short-term investments 1.3%			$57,299,922
(Cost $57,332,214)
Short-term funds 1.2%			52,199,922
John Hancock Collateral Trust (L)	0.0896(M)	5,219,209	52,199,922

30	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value
Repurchase agreement 0.1%		5,100,000
Repurchase Agreement with State Street Corp. dated 2-28-22 at 0.000% to be repurchased at $5,100,000 on 3-1-22, collateralized by $5,295,900 U.S. Treasury Notes, 0.125% due 7-31-23 (valued at $5,202,081)	5,100,000	5,100,000

Total investments (Cost $4,546,282,985) 98.9%	$4,394,579,914
Other assets and liabilities, net 1.1%	49,584,671
Total net assets 100.0%	$4,444,164,585

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,405,773,575 or 31.6% of the fund’s net assets as of 2-28-22.
(B)	All or a portion of this security is on loan as of 2-28-22.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	31

(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(M)	The rate shown is the annualized seven-day yield as of 2-28-22.
32	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	157	Long	Mar 2022	$24,568,898	$24,847,510	$278,612
10-Year U.S. Treasury Note Futures	158	Short	Jun 2022	(19,969,479)	(20,135,125)	(165,646)
German Euro BUND Futures	232	Short	Mar 2022	(44,124,055)	(43,452,104)	671,951
U.S. Treasury Long Bond Futures	2,406	Short	Jun 2022	(372,118,012)	(376,990,125)	(4,872,113)
Ultra U.S. Treasury Bond Futures	81	Short	Jun 2022	(11,332,916)	(11,447,578)	(114,662)
						$(4,201,858)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	14,983,200	USD	10,639,271	BARC	3/16/2022	$245,072	—
AUD	17,856,873	USD	12,606,788	CITI	3/16/2022	365,096	—
AUD	47,109,029	USD	33,764,843	SSB	3/16/2022	456,875	—
CAD	21,687,695	EUR	15,077,500	HUS	3/16/2022	196,615	—
CAD	52,196,675	GBP	30,322,500	HUS	3/16/2022	500,967	—
CAD	19,158,910	USD	15,018,333	BARC	3/16/2022	98,152	—
CAD	18,933,739	USD	15,075,833	CITI	3/16/2022	—	$(137,010)
CAD	38,389,191	USD	30,036,667	HUS	3/16/2022	252,615	—
CAD	19,198,014	USD	15,018,333	JPM	3/16/2022	129,004	—
CAD	137,332,880	USD	108,522,976	MSCS	3/16/2022	—	(166,582)
CAD	98,651,854	USD	78,029,951	RBC	3/16/2022	—	(193,098)
CAD	12,648,445	USD	9,993,001	SSB	3/16/2022	—	(13,309)
CAD	18,915,965	USD	15,075,833	UBS	3/16/2022	—	(151,034)
EUR	15,077,500	CAD	21,399,541	RBC	3/16/2022	30,740	—
EUR	30,185,000	GBP	25,227,295	ANZ	3/16/2022	17,385	—
EUR	15,125,625	SEK	158,284,243	CIBC	3/16/2022	252,554	—
EUR	59,649,717	USD	68,159,836	BARC	3/16/2022	—	(1,240,212)
EUR	1,720,000	USD	1,936,367	BMO	3/16/2022	—	(6,739)
EUR	21,525,700	USD	24,667,815	CITI	3/16/2022	—	(518,635)
EUR	42,606,942	USD	48,683,181	GSI	3/16/2022	—	(883,450)
EUR	51,433,171	USD	58,809,459	HUS	3/16/2022	—	(1,107,789)
EUR	32,177,435	USD	36,763,698	JPM	3/16/2022	—	(664,587)
EUR	12,667,664	USD	14,418,247	SSB	3/16/2022	—	(206,690)
GBP	27,838,950	USD	37,807,965	BARC	3/16/2022	—	(457,551)
GBP	12,685,397	USD	17,229,966	CITI	3/16/2022	—	(210,472)
GBP	8,059,318	USD	10,965,718	GSI	3/16/2022	—	(152,850)
GBP	19,000,000	USD	25,813,765	HUS	3/16/2022	—	(322,218)
GBP	1,950,000	USD	2,612,676	JPM	3/16/2022	3,561	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	33

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	11,666,879	USD	15,778,165	MSCS	3/16/2022	—	$(125,176)
GBP	42,377,426	USD	57,352,790	SSB	3/16/2022	—	(496,680)
NZD	15,274,435	USD	10,087,542	ANZ	3/16/2022	$245,312	—
NZD	16,032,997	USD	10,725,674	BARC	3/16/2022	120,332	—
SEK	156,207,487	EUR	15,125,625	BARC	3/16/2022	—	(471,882)
SGD	54,180,140	USD	40,179,772	CIBC	3/16/2022	—	(218,688)
SGD	27,212,517	USD	20,179,528	CITI	3/16/2022	—	(108,674)
SGD	53,018,935	USD	39,214,629	GSI	3/16/2022	—	(110,002)
SGD	41,128,236	USD	30,395,617	MSCS	3/16/2022	—	(61,089)
SGD	27,217,945	USD	20,179,528	RBC	3/16/2022	—	(104,670)
SGD	13,621,421	USD	10,044,943	SSB	3/16/2022	1,667	—
SGD	13,583,746	USD	10,044,943	UBS	3/16/2022	—	(26,120)
USD	10,750,191	AUD	14,983,200	ANZ	3/16/2022	—	(134,152)
USD	10,767,602	AUD	14,983,200	BARC	3/16/2022	—	(116,741)
USD	10,761,534	AUD	14,983,200	CIBC	3/16/2022	—	(122,810)
USD	12,794,521	AUD	17,843,356	CITI	3/16/2022	—	(167,544)
USD	21,561,724	AUD	29,966,400	GSI	3/16/2022	—	(206,962)
USD	32,354,817	AUD	44,949,600	HUS	3/16/2022	—	(298,214)
USD	11,563,217	AUD	16,059,020	MSCS	3/16/2022	—	(102,641)
USD	62,500,604	AUD	86,866,477	RBC	3/16/2022	—	(602,374)
USD	21,556,357	AUD	29,966,400	SSB	3/16/2022	—	(212,329)
USD	47,584,618	BRL	266,993,938	CITI	3/16/2022	—	(4,066,101)
USD	25,772,438	CAD	32,554,444	BARC	3/16/2022	86,804	—
USD	45,178,333	CAD	57,430,985	CIBC	3/16/2022	—	(135,027)
USD	30,060,833	CAD	38,280,561	HUS	3/16/2022	—	(142,739)
USD	45,173,781	CAD	57,452,416	JPM	3/16/2022	—	(156,489)
USD	30,293,780	CAD	38,236,407	RBC	3/16/2022	125,046	—
USD	60,369,165	CAD	76,826,058	SSB	3/16/2022	—	(247,013)
USD	77,630,774	CAD	98,371,813	UBS	3/16/2022	14,876	—
USD	23,762,970	EUR	21,267,257	ANZ	3/16/2022	—	(96,269)
USD	12,096,140	EUR	10,633,629	BARC	3/16/2022	166,520	—
USD	17,220,767	EUR	15,092,500	CITI	3/16/2022	288,844	—
USD	24,054,119	EUR	21,267,257	GSI	3/16/2022	194,880	—
USD	394,119,225	EUR	346,727,369	MSCS	3/16/2022	5,133,896	—
USD	17,236,058	EUR	15,092,500	RBC	3/16/2022	304,135	—
USD	35,913,331	EUR	31,900,886	SSB	3/16/2022	124,472	—
USD	10,780,334	GBP	7,928,582	BARC	3/16/2022	142,870	—
USD	204,879,700	GBP	150,459,262	CIBC	3/16/2022	3,014,480	—
USD	10,800,314	GBP	7,928,582	HUS	3/16/2022	162,850	—
USD	1,996,627	GBP	1,472,759	SSB	3/16/2022	20,684	—
USD	38,836,911	JPY	4,480,226,872	SCB	3/16/2022	—	(144,736)
USD	63,911,104	MXN	1,314,133,672	UBS	3/16/2022	—	(103,351)
34	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	58,310,276	NOK	513,193,536	JPM	3/16/2022	$101,845	—
USD	5,464,868	NZD	8,233,249	ANZ	3/16/2022	—	$(104,762)
USD	54,409,471	NZD	80,455,290	JPM	3/16/2022	—	(16,947)
USD	20,522,707	NZD	30,646,046	RBC	3/16/2022	—	(208,739)
USD	16,463	NZD	24,292	SSB	3/16/2022	30	—
USD	4,548,167	SGD	6,124,652	ANZ	3/16/2022	30,870	—
USD	1,705,874	SGD	2,294,637	JPM	3/16/2022	13,442	—
USD	164,299,325	SGD	222,022,853	SSB	3/16/2022	544,231	—
						$13,386,722	$(15,541,147)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
At 2-28-22, the aggregate cost of investments for federal income tax purposes was $4,594,527,765. Net unrealized depreciation aggregated to $206,304,134, of which $51,450,037 related to gross unrealized appreciation and $257,754,171 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	35

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $4,494,050,771) including $50,951,627 of securities loaned	$4,342,379,992
Affiliated investments, at value (Cost $52,232,214)	52,199,922
Total investments, at value (Cost $4,546,282,985)	4,394,579,914
Unrealized appreciation on forward foreign currency contracts	13,386,722
Cash	1,199,699
Foreign currency, at value (Cost $6,490,560)	6,472,499
Collateral held at broker for futures contracts	11,451,412
Collateral segregated at custodian for OTC derivative contracts	7,800,000
Dividends and interest receivable	39,235,376
Receivable for fund shares sold	63,744,083
Receivable for investments sold	46,256,770
Receivable for securities lending income	19,526
Other assets	242,586
Total assets	4,584,388,587
Liabilities
Unrealized depreciation on forward foreign currency contracts	15,541,147
Payable for futures variation margin	6,559,029
Distributions payable	222,143
Payable for investments purchased	57,338,876
Payable for fund shares repurchased	6,809,710
Payable upon return of securities loaned	52,225,134
Payable to affiliates
Accounting and legal services fees	159,476
Transfer agent fees	193,072
Distribution and service fees	2,072
Trustees’ fees	1,550
Other liabilities and accrued expenses	1,171,793
Total liabilities	140,224,002
Net assets	$4,444,164,585
Net assets consist of
Paid-in capital	$4,665,591,811
Total distributable earnings (loss)	(221,427,226)
Net assets	$4,444,164,585

36	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($366,752,648 ÷ 34,231,270 shares)[1]	$10.71
Class C ($60,237,250 ÷ 5,621,280 shares)[1]	$10.72
Class I ($1,836,473,093 ÷ 171,396,527 shares)	$10.71
Class R2 ($5,551,135 ÷ 517,718 shares)	$10.72
Class R6 ($194,033,552 ÷ 18,095,978 shares)	$10.72
Class NAV ($1,981,116,907 ÷ 184,976,776 shares)	$10.71
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.16

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	37

STATEMENT OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Investment income
Interest	$71,140,659
Dividends	6,198,012
Securities lending	89,153
Less foreign taxes withheld	(505,952)
Total investment income	76,921,872
Expenses
Investment management fees	14,867,933
Distribution and service fees	933,303
Accounting and legal services fees	291,823
Transfer agent fees	1,332,072
Trustees’ fees	33,993
Custodian fees	366,935
State registration fees	103,363
Printing and postage	96,699
Professional fees	101,408
Other	122,434
Total expenses	18,249,963
Less expense reductions	(1,145,414)
Net expenses	17,104,549
Net investment income	59,817,323
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	11,655,972
Affiliated investments	(9,132)
Capital gain distributions received from affiliated investments	13,759
Futures contracts	23,763,425
Forward foreign currency contracts	14,560,002
Written options	1,801,812
51,785,838
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(298,926,733)
Affiliated investments	(24,530)
Futures contracts	(1,867,758)
Forward foreign currency contracts	(7,598,648)
Written options	(1,756,767)
(310,174,436)
Net realized and unrealized loss	(258,388,598)
Decrease in net assets from operations	$(198,571,275)
38	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$59,817,323	$116,059,841
Net realized gain	51,785,838	200,808,204
Change in net unrealized appreciation (depreciation)	(310,174,436)	(38,646,753)
Increase (decrease) in net assets resulting from operations	(198,571,275)	278,221,292
Distributions to shareholders
From earnings
Class A	(5,825,140)	(8,739,583)
Class C	(797,323)	(1,586,626)
Class I	(31,881,857)	(50,118,857)
Class R2	(82,424)	(128,293)
Class R6	(3,648,681)	(6,064,777)
Class NAV	(35,556,700)	(57,117,467)
Total distributions	(77,792,125)	(123,755,603)
From fund share transactions	(153,123,134)	58,533,080
Total increase (decrease)	(429,486,534)	212,998,769
Net assets
Beginning of period	4,873,651,119	4,660,652,350
End of period	$4,444,164,585	$4,873,651,119
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	39

Financial highlights
CLASS A SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$11.37	$10.99	$10.67	$10.36	$10.93	$10.72
Net investment income[2]	0.12	0.24	0.25	0.32	0.32	0.29
Net realized and unrealized gain (loss) on investments	(0.61)	0.40	0.28	0.30	(0.55)	0.17
Total from investment operations	(0.49)	0.64	0.53	0.62	(0.23)	0.46
Less distributions
From net investment income	(0.17)	(0.26)	(0.21)	(0.31)	(0.34)	(0.25)
Net asset value, end of period	$10.71	$11.37	$10.99	$10.67	$10.36	$10.93
Total return (%)[3,4]	(4.37)[5]	5.88	5.01	6.10	(2.28)	4.44
Ratios and supplemental data
Net assets, end of period (in millions)	$367	$396	$332	$331	$429	$543
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[6]	1.10	1.12	1.11	1.09	1.10
Expenses including reductions	1.05[6]	1.07	1.09	1.08	1.06	1.07
Net investment income	2.26[6]	2.16	2.40	3.09	2.99	2.73
Portfolio turnover (%)	14	71	73	84	63	42

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
40	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$11.37	$10.99	$10.67	$10.36	$10.93	$10.72
Net investment income[2]	0.09	0.16	0.18	0.25	0.25	0.22
Net realized and unrealized gain (loss) on investments	(0.61)	0.40	0.27	0.29	(0.56)	0.16
Total from investment operations	(0.52)	0.56	0.45	0.54	(0.31)	0.38
Less distributions
From net investment income	(0.13)	(0.18)	(0.13)	(0.23)	(0.26)	(0.17)
Net asset value, end of period	$10.72	$11.37	$10.99	$10.67	$10.36	$10.93
Total return (%)[3,4]	(4.70)[5]	5.04	4.38	5.36	(2.97)	3.72
Ratios and supplemental data
Net assets, end of period (in millions)	$60	$78	$147	$202	$284	$375
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80[6]	1.80	1.82	1.81	1.79	1.80
Expenses including reductions	1.75[6]	1.77	1.79	1.78	1.76	1.77
Net investment income	1.54[6]	1.42	1.71	2.40	2.29	2.07
Portfolio turnover (%)	14	71	73	84	63	42

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	41

CLASS I SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$11.37	$10.99	$10.67	$10.36	$10.93	$10.73
Net investment income[2]	0.14	0.28	0.29	0.35	0.35	0.33
Net realized and unrealized gain (loss) on investments	(0.62)	0.40	0.27	0.30	(0.55)	0.15
Total from investment operations	(0.48)	0.68	0.56	0.65	(0.20)	0.48
Less distributions
From net investment income	(0.18)	(0.30)	(0.24)	(0.34)	(0.37)	(0.28)
Net asset value, end of period	$10.71	$11.37	$10.99	$10.67	$10.36	$10.93
Total return (%)[3]	(4.23)[4]	6.10	5.42	6.41	(2.00)	4.67
Ratios and supplemental data
Net assets, end of period (in millions)	$1,836	$2,009	$1,961	$2,315	$3,441	$3,873
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[5]	0.80	0.82	0.82	0.79	0.79
Expenses including reductions	0.75[5]	0.77	0.79	0.79	0.76	0.76
Net investment income	2.55[5]	2.45	2.70	3.38	3.28	3.10
Portfolio turnover (%)	14	71	73	84	63	42

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
42	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$11.38	$11.00	$10.68	$10.37	$10.94	$10.73
Net investment income[2]	0.12	0.23	0.25	0.31	0.31	0.29
Net realized and unrealized gain (loss) on investments	(0.62)	0.40	0.27	0.30	(0.55)	0.16
Total from investment operations	(0.50)	0.63	0.52	0.61	(0.24)	0.45
Less distributions
From net investment income	(0.16)	(0.25)	(0.20)	(0.30)	(0.33)	(0.24)
Net asset value, end of period	$10.72	$11.38	$11.00	$10.68	$10.37	$10.94
Total return (%)[3]	(4.39)[4]	5.79	4.92	6.01	(2.36)	4.32
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6	$6	$12	$16	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16[5]	1.19	1.19	1.19	1.19	1.20
Expenses including reductions	1.11[5]	1.16	1.17	1.17	1.16	1.17
Net investment income	2.20[5]	2.07	2.34	3.01	2.89	2.68
Portfolio turnover (%)	14	71	73	84	63	42

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	43

CLASS R6 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$11.38	$11.00	$10.67	$10.37	$10.94	$10.73
Net investment income[2]	0.15	0.29	0.30	0.37	0.36	0.35
Net realized and unrealized gain (loss) on investments	(0.62)	0.40	0.28	0.28	(0.55)	0.15
Total from investment operations	(0.47)	0.69	0.58	0.65	(0.19)	0.50
Less distributions
From net investment income	(0.19)	(0.31)	(0.25)	(0.35)	(0.38)	(0.29)
Net asset value, end of period	$10.72	$11.38	$11.00	$10.67	$10.37	$10.94
Total return (%)[3]	(4.17)[4]	6.30	5.54	6.42	(1.89)	4.87
Ratios and supplemental data
Net assets, end of period (in millions)	$194	$226	$232	$543	$1,464	$998
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70[5]	0.70	0.70	0.70	0.69	0.69
Expenses including reductions	0.65[5]	0.67	0.68	0.68	0.66	0.66
Net investment income	2.65[5]	2.55	2.82	3.55	3.42	3.32
Portfolio turnover (%)	14	71	73	84	63	42

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
44	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$11.37	$10.99	$10.66	$10.36	$10.93	$10.72
Net investment income[2]	0.15	0.29	0.30	0.36	0.36	0.34
Net realized and unrealized gain (loss) on investments	(0.62)	0.40	0.28	0.29	(0.55)	0.16
Total from investment operations	(0.47)	0.69	0.58	0.65	(0.19)	0.50
Less distributions
From net investment income	(0.19)	(0.31)	(0.25)	(0.35)	(0.38)	(0.29)
Net asset value, end of period	$10.71	$11.37	$10.99	$10.66	$10.36	$10.93
Total return (%)[3]	(4.17)[4]	6.31	5.56	6.54	(1.89)	4.79
Ratios and supplemental data
Net assets, end of period (in millions)	$1,981	$2,159	$1,982	$2,067	$1,720	$1,847
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69[5]	0.69	0.69	0.69	0.68	0.68
Expenses including reductions	0.64[5]	0.66	0.66	0.66	0.65	0.65
Net investment income	2.67[5]	2.57	2.83	3.45	3.41	3.20
Portfolio turnover (%)	14	71	73	84	63	42

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	45

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
46	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$225,267,929	—	$225,267,929	—
Foreign government obligations	955,422,591	—	955,422,591	—
Corporate bonds	2,260,004,636	—	2,260,004,636	—
Convertible bonds	101,502,023	—	101,502,023	—
Capital preferred securities	5,986,892	—	5,986,892	—
Term loans	413,136,880	—	413,136,880	—
Collateralized mortgage obligations	29,387,915	—	29,387,915	—
Asset backed securities	44,467,879	—	44,467,879	—
Common stocks	128,658,244	$110,871,824	17,786,420	—
Preferred securities	173,411,070	159,940,987	13,470,083	—
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	47

	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Purchased options	$33,933	—	$33,933	—
Short-term investments	57,299,922	$52,199,922	5,100,000	—
Total investments in securities	$4,394,579,914	$323,012,733	$4,071,567,181	—
Derivatives:
Assets
Futures	$950,563	$950,563	—	—
Forward foreign currency contracts	13,386,722	—	$13,386,722	—
Liabilities
Futures	(5,152,421)	(5,152,421)	—	—
Forward foreign currency contracts	(15,541,147)	—	(15,541,147)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
48	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2022, the fund loaned securities valued at $50,951,627 and received $52,225,134 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	49

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2022 were $7,845.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2021, the fund has a short-term capital loss carryforward of $77,609,376 and a long-term capital loss carryforward of $16,134,822 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
50	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, amortization and accretion on debt securities, and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	51

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2022, the fund used futures contracts to manage duration of the fund and to gain exposure to foreign currencies. The fund held futures contracts with USD notional values ranging from $476.9 million to $623.0 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2022, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $2.8 billion to $4.4 billion, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
52	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the six months ended February 28, 2022, the fund used purchased options contracts to manage against changes in foreign currency exchange rates. The fund held purchased options contracts with market values ranging from $34,000 to $906,000, as measured at each quarter end.
During the six months ended February 28, 2022, the fund wrote option contracts to manage against changes in foreign currency exchange rates. The fund held written option contracts with market values ranging up to $45,000, as measured at each quarter end. There were no open written option contracts as of February 28, 2022.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2022 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$950,563	$(5,152,421)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	13,386,722	(15,541,147)
Currency	Unaffiliated investments, at value[2]	Purchased options	33,933	—
			$14,371,218	$(20,693,568)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Purchased options are included in Fund’s investments.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2022:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$23,763,425	—	—	$23,763,425
Currency	$(1,244,334)	—	$14,560,002	$1,801,812	15,117,480
Total	$(1,244,334)	$23,763,425	$14,560,002	$1,801,812	$38,880,905
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[1]	Realized gain (loss) associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2022:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$(1,867,758)	—	—	$(1,867,758)
Currency	$(353,501)	—	$(7,598,648)	$(1,756,767)	(9,708,916)
Total	$(353,501)	$(1,867,758)	$(7,598,648)	$(1,756,767)	$(11,576,674)

[1]	Change in unrealized appreciation (depreciation) associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $500 million of the fund’s aggregate daily net assets; (b) 0.650% of the next $3 billion of the fund’s aggregate daily net assets; (c) 0.600% of the next $4 billion of the fund’s aggregate daily net assets; (d) 0.590% of the next $4.5 billion of the fund’s aggregate daily net assets; and (e) 0.575% of the fund’s aggregate daily net assets in excess of $12 billion. Aggregate net assets include the net assets of 1) the fund, 2) Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust and 3) Strategic Income Opportunities Fund, a sub-fund of Manulife Investment Management I PLC. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The advisor contractually agrees to reduce its management fee (after giving effect to asset breakpoints) by an annual rate of 0.04% of the fund’s average daily net assets. This agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is
54	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$94,643
Class C	16,894
Class I	471,447
Class R2	1,366
Class	Expense reduction
Class R6	$52,381
Class NAV	508,683
Total	$1,145,414

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of 0.59% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $111,581 for the six months ended February 28, 2022. Of this amount, $16,810 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $94,771 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2022, CDSCs received by the Distributor amounted to $1,233 and $2,058 for Class A and Class C shares, respectively.
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	55

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$576,816	$214,551
Class C	343,645	38,364
Class I	—	1,069,931
Class R2	12,842	234
Class R6	—	8,992
Total	$933,303	$1,332,072
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$10,600,000	1	0.54%	$159
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,977,967	$33,071,683	10,390,012	$117,213,057
Distributions reinvested	510,599	5,633,025	743,907	8,413,617
Repurchased	(4,056,414)	(44,701,948)	(6,579,606)	(74,328,915)
Net increase (decrease)	(567,848)	$(5,997,240)	4,554,313	$51,297,759
56	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class C shares
Sold	119,772	$1,336,409	629,905	$7,115,323
Distributions reinvested	69,403	766,167	135,385	1,528,761
Repurchased	(1,406,486)	(15,636,075)	(7,336,553)	(82,617,698)
Net decrease	(1,217,311)	$(13,533,499)	(6,571,263)	$(73,973,614)
Class I shares
Sold	23,636,059	$260,475,211	47,372,958	$535,296,737
Distributions reinvested	2,787,329	30,757,930	4,277,578	48,337,200
Repurchased	(31,719,290)	(350,217,479)	(53,337,366)	(597,731,824)
Net decrease	(5,295,902)	$(58,984,338)	(1,686,830)	$(14,097,887)
Class R2 shares
Sold	61,558	$685,400	94,092	$1,061,591
Distributions reinvested	7,301	80,552	11,082	125,328
Repurchased	(35,390)	(391,383)	(164,275)	(1,838,769)
Net increase (decrease)	33,469	$374,569	(59,101)	$(651,850)
Class R6 shares
Sold	2,357,312	$26,178,977	5,191,452	$58,694,573
Distributions reinvested	328,928	3,633,410	534,096	6,038,269
Repurchased	(4,450,037)	(49,409,466)	(6,974,882)	(78,799,326)
Net decrease	(1,763,797)	$(19,597,079)	(1,249,334)	$(14,066,484)
Class NAV shares
Sold	2,203,445	$24,617,151	14,252,748	$161,275,955
Distributions reinvested	3,224,409	35,556,700	5,055,706	57,117,467
Repurchased	(10,427,612)	(115,559,398)	(9,686,548)	(108,368,266)
Net increase (decrease)	(4,999,758)	$(55,385,547)	9,621,906	$110,025,156
Total net increase (decrease)	(13,811,147)	$(153,123,134)	4,609,691	$58,533,080
Affiliates of the fund owned 4% and 90% of shares of Class R6 and Class NAV, respectively, on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. treasury obligations, amounted to $616,380,485 and $680,714,301, respectively, for the six months ended February 28, 2022. Purchases and sales of U.S. Treasury obligations aggregated $27,993,345 and $20,045,521, respectively, for the six months ended February 28, 2022.
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	57

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2022, funds within the John Hancock group of funds complex held 39.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.1%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	7.1%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.5%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	5.2%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	5,219,209	$29,012,253	$195,570,228	$(172,348,897)	$(9,132)	$(24,530)	$89,153	$13,759	$52,199,922

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined.
58	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 11—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 12—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	59

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
1 Effective March 15, 2023, Daniel S. Janis III will be retiring as a portfolio manager.
2 Effective March 31, 2022, Bradley L. Lutz, CFA will be added as a portfolio manager of the fund.
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Christopher M. Chapman, CFA
Thomas C. Goggins
Daniel S. Janis III1
Bradley L. Lutz, CFA2
Kisoo Park
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
60	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071565	356SA 2/22
4/2022

Semiannual report
John Hancock
Floating Rate Income Fund
Fixed income
February 28, 2022

A message to shareholders
Dear shareholder,
The U.S. and international bond markets continued to decline during the six months ended February 28, 2022, as bond yields remained on an upward trajectory. Rising inflation, driven primarily by surging energy and food prices, remained a key factor pushing global bond yields higher as investors priced in inflation-fighting interest rate increases by many of the world’s central banks. In particular, investors anticipated and priced in multiple short-term interest rate increases by the U.S. Federal Reserve to combat mounting inflationary pressures.
However, the conflict between Russia and Ukraine late in February halted the climb in global bond yields as economic sanctions against Russia and an uncertain outcome to the war fueled investor demand for the relative safety of government bonds.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Floating Rate Income Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
46	Financial statements
50	Financial highlights
56	Notes to financial statements
68	More information
SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2022 (%)

The S&P/LSTA Leveraged Loan Index (LLI) tracks the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/28/2022 (% of net assets)

SECTOR COMPOSITION AS OF 2/28/2022 (% of net assets)

QUALITY COMPOSITION AS OF 2/28/2022 (% of net assets)

SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	3

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-22 and do not reflect subsequent downgrades or upgrades, if any.
COUNTRY COMPOSITION AS OF 2/28/2022 (% of net assets)
United States	80.4
Luxembourg	4.9
United Kingdom	3.8
Netherlands	2.1
France	1.6
Cayman Islands	1.6
Canada	1.1
Other countries	4.5
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-22	as of 2-28-22
Class A	-0.34	2.57	3.02	-2.10	13.55	34.62	3.46	3.38
Class C	0.44	2.30	2.54	-0.97	12.07	28.54	2.79	2.71
Class I1	2.43	3.31	3.57	0.49	17.69	42.08	3.78	3.72
Class R6[1]	2.55	3.44	3.66	0.55	18.45	43.32	3.89	3.82
Class 1[1]	2.50	3.41	3.66	0.53	18.23	43.26	3.85	3.78
Class NAV[1]	2.54	3.45	3.70	0.55	18.50	43.80	3.89	3.83
Index††	3.20	4.02	4.37	1.24	21.78	53.38	—	—
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 3.0% to 2.5%, effective 2-3-14. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class 1	Class NAV
Gross (%)	1.14	1.89	0.89	0.79	0.83	0.78
Net (%)	1.02	1.77	0.79	0.68	0.72	0.68
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the S&P/LSTA Leveraged Loan Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Floating Rate Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the S&P/LSTA Leveraged Loan Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2	2-29-12	12,854	12,854	15,338
Class I1	2-29-12	14,208	14,208	15,338
Class R6[1]	2-29-12	14,332	14,332	15,338
Class 1[1]	2-29-12	14,326	14,326	15,338
Class NAV[1]	2-29-12	14,380	14,380	15,338
The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the reduction in the Class A maximum sales charge from 3.0% to 2.5%, which became effective on 2-3-14.
The S&P/LSTA Leveraged Loan Index (LLI) tracks the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,003.80	$4.97	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%
Class C	Actual expenses/actual returns	1,000.00	1,000.10	8.68	1.75%
	Hypothetical example	1,000.00	1,016.10	8.75	1.75%
Class I	Actual expenses/actual returns	1,000.00	1,004.90	3.83	0.77%
	Hypothetical example	1,000.00	1,021.00	3.86	0.77%
Class R6	Actual expenses/actual returns	1,000.00	1,005.50	3.28	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%
Class 1	Actual expenses/actual returns	1,000.00	1,005.30	3.48	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Class NAV	Actual expenses/actual returns	1,000.00	1,005.50	3.28	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Term loans (A) 82.4%				$1,710,436,272
(Cost $1,733,281,598)
Communication services 8.9%				185,568,681
Diversified telecommunication services 2.4%
Cablevision Lightpath LLC, Term Loan B (1 month LIBOR + 3.250%)	3.750	11-30-27	2,599,346	2,572,052
Cincinnati Bell, Inc., 2021 Term Loan B2 (3 month SOFR + 3.250%)	3.750	11-22-28	1,511,099	1,494,099
Connect Finco SARL, 2021 Term Loan B (1 month LIBOR + 3.500%)	4.500	12-11-26	2,308,825	2,277,079
Cyxtera DC Holdings, Inc., Incremental Term Loan (6 month LIBOR + 4.000%)	5.000	05-01-24	1,116,883	1,100,130
Cyxtera DC Holdings, Inc., Term Loan B (6 month LIBOR + 3.000%)	4.000	05-01-24	11,221,508	11,059,245
Frontier Communications Holdings LLC, 2021 DIP Term Loan B (3 month LIBOR + 3.750%)	4.500	05-01-28	3,416,624	3,385,669
Gridiron Fiber Corp., Term Loan (2 month LIBOR + 4.500%)	5.250	10-04-28	2,849,920	2,802,726
Intelsat Jackson Holdings SA, 2017 Term Loan B5 (B)	0.000	01-02-24	16,071	15,825
Level 3 Financing, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	1.959	03-01-27	4,498,066	4,387,234
Lumen Technologies, Inc., Term Loan B (1 month LIBOR + 2.250%)	2.459	03-15-27	3,465,403	3,371,178
Metronet Systems Holdings LLC, 2021 1st Lien Term Loan (1 month LIBOR + 3.750%)	4.500	06-02-28	4,342,479	4,293,627
Telesat LLC, Term Loan B5 (1 month LIBOR + 2.750%)	2.960	12-07-26	1,217,961	867,335
Venga Finance Sarl, 2021 USD Term Loan B (C)	TBD	12-04-28	4,873,859	4,730,714
Zacapa LLC, 2022 Term Loan (C)	TBD	02-10-29	2,932,042	2,912,808
Zayo Group Holdings, Inc., USD Term Loan (1 month LIBOR + 3.000%)	3.209	03-09-27	5,824,571	5,689,383
Entertainment 0.6%
Playtika Holding Corp., 2021 Term Loan (1 month LIBOR + 2.750%)	2.959	03-13-28	1,544,851	1,527,301
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Entertainment (continued)
Technicolor SA, 2020 EUR Delayed Draw Term Loan B2 (6 month EURIBOR + 6.000% or 6.000% PIK)	6.000	06-30-24	EUR	350,477	$412,621
Technicolor SA, 2020 EUR Super Senior Term Loan (3 month EURIBOR + 6.000% or 6.000% PIK)	6.000	06-30-24	EUR	308,165	364,102
Technicolor SA, 2020 EUR Term Loan B1 (6 month EURIBOR + 3.000% or 3.000% PIK)	3.000	12-31-24	EUR	254,436	276,491
Technicolor SA, 2020 USD Term Loan B2 (3 month LIBOR + 2.750% or 3.000% PIK)	2.903	12-31-24		1,831,549	1,775,082
Technicolor USA, Inc., 2020 PIK USD New Money Term Loan (6 month LIBOR + 6.000% or 6.000% PIK)	6.446	06-30-24		92,969	96,339
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	2.960	05-18-25		7,387,915	7,192,431
Interactive media and services 1.3%
Arches Buyer, Inc., Refinancing Term Loan (1 month LIBOR + 3.250%)	3.750	12-06-27		8,305,028	8,158,694
Endurance International Group Holdings, Inc., Term Loan (3 month LIBOR + 3.500%)	4.250	02-10-28		4,866,364	4,683,876
Knot Worldwide, Inc., 1st Lien Term Loan (1 month LIBOR + 4.500%)	4.605	12-19-25		88,812	88,590
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.709	09-13-24		6,738,547	6,645,892
MH Sub I LLC, 2020 Incremental Term Loan (1 month LIBOR + 3.750%)	4.750	09-13-24		2,765,418	2,743,516
WeddingWire, Inc., 2022 Term Loan (C)	TBD	12-19-25		88,812	88,072
ZoomInfo LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	3.209	02-02-26		4,620,279	4,585,626
Media 4.4%
CMI Marketing, Inc., 2021 1st Lien Term Loan B (1 month LIBOR + 4.250%)	4.750	03-23-28		2,444,591	2,421,685
Digital Media Solutions LLC, Term Loan B (1 month LIBOR + 4.750%)	5.750	05-25-26		2,530,909	2,495,046
10	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Hunter US Bidco, Inc., USD Term Loan B (3 month LIBOR + 4.250%)	4.750	08-19-28		6,171,334	$6,140,477
Lorca Finco PLC, 2021 EUR Term Loan B2 (3 month EURIBOR + 3.750%)	3.750	09-17-27	EUR	929,546	1,015,478
Lorca Finco PLC, EUR New Money Term Loan B2 (6 month EURIBOR + 4.250%)	4.250	09-17-27	EUR	6,264,279	6,939,676
Magnite, Inc., Term Loan (6 month LIBOR + 5.000%)	5.750	04-28-28		1,004,165	999,144
Mediaocean LLC, 2021 Term Loan (1 month LIBOR + 3.500%)	4.000	12-15-28		2,948,650	2,924,323
National CineMedia LLC, 2018 Term Loan B (1 month LIBOR + 4.000%)	5.000	06-20-25		380,342	342,403
National CineMedia LLC, 2021 Incremental Term Loan (1 month LIBOR + 8.000%)	9.000	12-20-24		157,912	149,227
National Cinemedia LLC, 2022 Revolver (1 month SOFR + 8.114%)	9.114	06-20-23		1,579,857	1,492,965
Radiate Holdco LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	4.000	09-25-26		9,071,263	8,964,494
Recorded Books, Inc., 2021 Term Loan (1 month LIBOR + 4.000%)	4.124	08-29-25		9,291,207	9,216,877
Research Now Group LLC, 2017 1st Lien Term Loan (6 month LIBOR + 5.500%)	6.500	12-20-24		13,255,471	12,973,792
Research Now Group LLC, 2017 2nd Lien Term Loan (6 month LIBOR + 9.500%)	10.500	12-20-25		629,484	616,505
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%)	2.191	04-30-28		6,882,883	6,710,811
Titan US Finco LLC, 2021 USD Term Loan (3 month LIBOR + 4.000%)	4.500	10-18-28		3,571,637	3,549,314
Trader Interactive LLC, 2021 Term Loan B (3 month LIBOR + 4.000%)	4.500	07-28-28		1,231,408	1,219,094
United Talent Agency LLC, Term Loan B (3 month LIBOR + 4.000%)	4.750	07-07-28		5,055,168	5,029,892
UPC Broadband Holding BV, 2020 EUR Term Loan AU (6 month EURIBOR + 2.500%)	2.500	04-30-29	EUR	663,626	714,327
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
UPC Financing Partnership, 2020 USD Term Loan AT (1 month LIBOR + 2.250%)	2.441	04-30-28		1,153,790	$1,123,860
UPC Financing Partnership, 2021 USD Term Loan AX (1 month LIBOR + 3.000%)	3.191	01-31-29		2,104,677	2,076,264
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month LIBOR + 3.250%)	3.441	01-31-29		8,046,999	7,969,908
Virgin Media Ireland, Ltd., EUR Term Loan (3 month EURIBOR + 3.500%)	3.500	07-15-29	EUR	2,900,851	3,162,774
WideOpenWest Finance LLC, 2021 Term Loan B (3 month SOFR + 3.000%)	3.500	12-20-28		3,535,117	3,503,089
Wireless telecommunication services 0.2%
Crown Subsea Communications Holding, Inc., 2021 Term Loan (1 month LIBOR + 4.750%)	5.500	04-27-27		2,845,046	2,842,685
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%)	3.750	11-12-27		1,389,282	1,376,834
Consumer discretionary 14.8%					306,528,137
Auto components 0.2%
IXS Holdings, Inc., 2020 Term Loan B (3 month LIBOR + 4.250%)	5.000	03-05-27		3,994,075	3,754,431
Automobiles 1.1%
Constellation Automotive, Ltd., GBP 2nd Lien Term Loan B (6 month SONIA + 7.500%)	7.944	07-30-29	GBP	1,063,679	1,415,039
Drive Chassis Holdco LLC, 2019 2nd Lien Term Loan (3 month LIBOR + 6.750%)	6.988	04-10-26		7,667,447	7,654,642
OEConnection LLC, 2019 Term Loan B (1 month LIBOR + 4.000%)	4.105	09-25-26		4,747,045	4,663,972
RVR Dealership Holdings LLC, Delayed Draw Term Loan (3 month LIBOR + 4.000%)	4.750	02-08-28		90,995	89,459
RVR Dealership Holdings LLC, Term Loan B (3 month LIBOR + 3.750%)	4.500	02-08-28		4,748,153	4,668,051
Thor Industries, Inc., 2021 EUR Term Loan (1 month EURIBOR + 3.000%)	3.000	02-01-26	EUR	748,191	829,824
Thor Industries, Inc., 2021 USD Term Loan (1 month LIBOR + 3.000%)	3.250	02-01-26		507,578	505,253
12	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Wheel Pros, Inc., 2021 Term Loan (1 month LIBOR + 4.500%)	5.250	05-11-28		2,965,044	$2,929,226
Distributors 0.6%
Northwest Fiber LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	3.874	04-30-27		4,329,105	4,199,232
Polyconcept North America Holdings, Inc., USD 2016 Term Loan B (3 month LIBOR + 4.500%)	5.500	08-16-23		7,729,902	7,665,512
Diversified consumer services 1.3%
Foundational Education Group, Inc., 1st Lien Term Loan (3 month LIBOR + 4.250%)	4.750	08-31-28		3,976,390	3,961,479
Midas Intermediate Holdco II LLC, 2020 Term Loan B (3 month LIBOR + 6.750%)	8.500	12-22-25		9,072,973	8,416,362
PCI Gaming Authority, Term Loan (1 month LIBOR + 2.500%)	2.709	05-29-26		2,894,228	2,862,565
Safe Fleet Holdings LLC, 2022 Term Loan (C)	TBD	02-23-29		4,238,834	4,188,520
Verisure Holding AB, 2020 EUR Term Loan B (6 month EURIBOR + 3.250%)	3.250	07-20-26	EUR	1,706,977	1,857,601
Verisure Holding AB, 2021 EUR Term Loan (6 month EURIBOR + 3.250%)	3.250	03-27-28	EUR	1,819,895	1,979,708
Whatabrands LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	08-03-28		3,188,847	3,146,212
Hotels, restaurants and leisure 6.0%
Aimbridge Acquisition Company, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%)	3.959	02-02-26		13,405,768	13,020,352
Aimbridge Acquisition Company, Inc., 2020 Incremental Term Loan B (1 month LIBOR + 4.750%)	5.500	02-02-26		113,691	112,507
Aristocrat International Proprietary, Ltd., 2018 1st Lien Term Loan (3 month LIBOR + 1.750%)	2.004	10-19-24		2,380,635	2,346,426
Awaze, Ltd., 2018 EUR Term Loan B (6 month EURIBOR + 4.000%)	4.000	04-30-25	EUR	4,000,000	4,460,690
Awaze, Ltd., EUR Incremental Term Loan B1 (6 month EURIBOR + 4.000%)	4.000	05-09-25	EUR	698,925	779,422
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Bally’s Corp., 2021 Term Loan B (6 month LIBOR + 3.250%)	3.750	10-02-28		3,769,231	$3,740,962
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	2.959	12-23-24		6,556,375	6,482,616
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 3.500%)	3.709	07-21-25		1,637,116	1,628,243
Carrols Restaurant Group, Inc., Term Loan B (1 month LIBOR + 3.250%)	3.440	04-30-26		2,400,951	2,325,177
Compass III, Ltd., EUR Term Loan B2 (6 month EURIBOR + 4.000%)	4.000	05-09-25	EUR	1,518,650	1,693,557
Global Business Travel Holdings, Ltd., 2018 Term Loan B (1 month LIBOR + 2.500%)	2.709	08-13-25		4,831,217	4,511,149
HNVR Holdco, Ltd., EUR Term Loan B (6 month EURIBOR + 4.250%)	4.250	09-12-25	EUR	3,524,726	3,636,483
HNVR Holdco, Ltd., EUR Term Loan C (6 month EURIBOR + 4.500%)	4.500	09-12-27	EUR	2,352,406	2,430,738
Hurtigruten Group AS, 2020 EUR Term Loan C (3 month EURIBOR + 8.000%)	8.000	06-11-23	EUR	6,870,918	7,677,128
Hurtigruten Group AS, EUR Term Loan B (6 month EURIBOR + 4.000%)	4.000	02-24-25	EUR	2,124,041	2,198,699
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.000%)	4.000	12-15-27		2,904,257	2,873,762
IRB Holding Corp., 2020 Term Loan B (6 month LIBOR + 2.750%)	3.750	02-05-25		5,862,478	5,804,674
Lakeland Holdings LLC, 2020 HoldCo Term Loan (0.000% Cash or 13.250% PIK)	0.000	09-25-27		433,621	296,488
Lakeland Tours LLC, 2020 Priority Exit PIK Term Loan (3 month LIBOR + 6.000% or 6.000% PIK)	7.250	09-25-23		166,092	166,175
Lakeland Tours LLC, 2020 Second Out Term Loan (3 month LIBOR + 1.500% or 6.000% PIK)	2.750	09-25-25		320,757	308,087
Lakeland Tours LLC, 2020 Third Out Term Loan (3 month LIBOR + 1.500% or 6.000% PIK)	2.750	09-25-25		402,663	354,746
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%)	1.959	11-19-26		5,282,126	5,177,804
14	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Playa Resorts Holding BV, 2017 Term Loan B (1 month LIBOR + 2.750%)	3.750	04-29-24		16,949,011	$16,584,607
Raptor Acquisition Corp., 2021 Term Loan (3 month LIBOR + 4.000%)	4.750	11-01-26		2,800,542	2,790,040
Scientific Games International, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.750%)	2.959	08-14-24		9,238,385	9,170,298
SMG US Midco 2, Inc., 2020 Term Loan (1 and 3 month LIBOR + 2.500%)	2.773	01-23-25		781,058	752,744
Stars Group Holdings BV, 2018 EUR Incremental Term Loan (3 month EURIBOR + 2.500%)	2.500	07-21-26	EUR	1,620,943	1,787,948
Travel Leaders Group LLC, 2018 Term Loan B (1 month LIBOR + 4.000%)	4.209	01-25-24		14,999,964	14,103,716
Vue International Bidco PLC, 2019 EUR Term Loan B (6 month EURIBOR + 4.750%)	4.750	07-03-26	EUR	6,389,732	6,646,350
Household durables 0.2%
Keter Group BV, EUR Term Loan B (C)	TBD	10-31-23	EUR	3,493,220	3,837,223
Sharp Midco LLC, 2021 Term Loan B (3 month LIBOR + 4.000%)	4.500	12-31-28		1,309,347	1,299,527
Leisure products 1.6%
19th Holdings Golf LLC, 2022 Term Loan B (3 month SOFR + 3.250%)	3.750	02-07-29		3,732,775	3,686,115
Abe Investment Holdings, Inc., 2019 EUR Term Loan B (3 month EURIBOR + 5.000%)	5.000	02-19-26	EUR	1,854,055	2,075,615
Abe Investment Holdings, Inc., 2019 USD Term Loan B (1 month LIBOR + 4.500%)	4.709	02-19-26		6,171,713	6,153,692
ABG Intermediate Holdings 2 LLC, 2021 Delayed Draw Term Loan B (C)	TBD	12-08-28		330,260	326,958
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B (3 month LIBOR + 3.250%)	4.000	09-27-24		4,212,101	4,186,829
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1 (C)	TBD	12-21-28		434,315	429,972
Amer Sports Holding Oy, EUR Term Loan B (3 month EURIBOR + 4.500%)	4.500	03-30-26	EUR	4,291,351	4,773,568
Hayward Industries, Inc., 2021 Term Loan (1 month LIBOR + 2.500%)	3.000	05-30-28		3,951,837	3,909,039
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Leisure products (continued)
J&J Ventures Gaming LLC, Term Loan (1 month LIBOR + 4.000%)	4.750	04-26-28		1,698,451	$1,688,905
PlayPower, Inc., 2019 Term Loan (3 month LIBOR + 5.500%)	5.718	05-08-26		3,530,376	3,365,614
Recess Holdings, Inc., 2017 1st Lien Term Loan (3 and 6 month LIBOR + 3.750%)	4.750	09-30-24		3,831,770	3,798,242
Specialty retail 3.2%
Ascena Retail Group, Inc., 2015 Term Loan B (B)	0.000	08-21-22		2,333,303	4,853
CWGS Group LLC, 2021 Term Loan B (1 month LIBOR + 2.500%)	3.271	06-03-28		5,855,554	5,757,942
Eyemart Express LLC, 2021 Term Loan (1 month LIBOR + 3.000%)	4.000	08-31-27		6,306,658	6,235,708
Harbor Freight Tools USA, Inc., 2021 Term Loan B (1 month LIBOR + 2.750%)	3.250	10-19-27		7,147,199	7,025,340
Mattress Firm, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%)	5.000	09-25-28		4,073,661	4,031,662
Mavis Tire Express Services Topco Corp., 2021 Term Loan B (1 month LIBOR + 4.000%)	4.750	05-04-28		6,112,904	6,078,550
Patagonia Bidco, Ltd., 2021 GBP Term Loan B (1 month SONIA + 4.750%)	5.612	03-05-29	GBP	2,020,634	2,670,021
Patagonia Bidco, Ltd., 2021 GBP Term Loan B2 (1 month SONIA + 4.750%)	5.612	03-05-29	GBP	367,388	485,458
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month LIBOR + 3.250%)	4.000	03-03-28		7,068,309	7,012,681
Runner Buyer, Inc., 2021 Term Loan B (3 month LIBOR + 5.500%)	6.250	10-20-28		4,045,496	3,924,131
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month LIBOR + 3.750%)	4.250	10-15-28		3,646,028	3,609,567
SRS Distribution, Inc., 2021 Incremental Term Loan (C)	TBD	06-02-28		631,317	621,582
SRS Distribution, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	4.269	06-02-28		6,644,004	6,559,293
SRS Distribution, Inc., 2022 Incremental Term Loan (3 month SOFR + 3.500%)	4.000	06-02-28		631,317	621,582
16	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Staples, Inc., 7 Year Term Loan (3 month LIBOR + 5.000%)	5.317	04-16-26		3,325,673	$3,150,044
The Michaels Companies, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%)	5.000	04-15-28		5,231,264	4,853,462
Winterfell Financing Sarl, EUR Term Loan B (3 month EURIBOR + 2.925%)	2.925	05-04-28	EUR	2,973,402	3,232,708
Textiles, apparel and luxury goods 0.6%
Calceus Acquisition, Inc., Term Loan B (3 month LIBOR + 5.500%)	6.008	02-12-25		2,514,326	2,206,321
New Trojan Parent, Inc., Term Loan (3 month LIBOR + 3.250%)	3.750	01-06-28		6,130,397	5,938,822
Tory Burch LLC, Term Loan B (1 month LIBOR + 3.000%)	3.500	04-16-28		4,394,350	4,328,435
Consumer staples 2.8%					57,987,404
Beverages 0.4%
Refresco Holding BV, EUR Term Loan B1 (3 month EURIBOR + 2.750%)	2.750	03-28-25	EUR	1,425,082	1,583,668
Refresco Holding BV, GBP Term Loan B2 (3 month GBP LIBOR + 3.500%)	4.373	03-28-25	GBP	5,300,000	7,046,460
Food and staples retailing 0.9%
H-Food Holdings LLC, 2018 Term Loan B (1 month LIBOR + 3.688%)	3.896	05-23-25		7,393,623	7,173,367
L1R HB Finance, Ltd., GBP Term Loan B (3 month GBP LIBOR + 5.250%)	5.511	09-02-24	GBP	11,000,000	12,242,586
Food products 0.8%
Biscuit Holding SASU, EUR Term Loan (6 month EURIBOR + 4.000%)	4.000	02-15-27	EUR	5,131,117	5,461,516
CHG PPC Parent LLC, 2021 Term Loan (1 month LIBOR + 3.000%)	3.500	12-08-28		3,476,333	3,372,043
Froneri Lux FinCo SARL, 2020 EUR Term Loan B1 (6 month EURIBOR + 2.375%)	2.375	01-29-27	EUR	1,752,602	1,874,710
Upfield BV, 2018 EUR Term Loan B1 (1 and 6 month EURIBOR + 3.500%)	3.500	07-02-25	EUR	1,083,347	1,123,600
Upfield BV, 2018 GBP Term Loan B4 (6 month GBP LIBOR + 4.000%)	4.105	07-02-25	GBP	3,000,000	3,667,327
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Household products 0.2%
Kronos Acquisition Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	4.250	12-22-26		3,371,392	$3,109,637
Spectrum Brands, Inc., 2021 Term Loan (1 month LIBOR + 2.000%)	2.500	03-03-28		405,229	403,710
Personal products 0.5%
Groupe Nocibe SASU, 2021 EUR Term Loan B4 (3 month EURIBOR + 5.500%)	5.500	04-08-26	EUR	1,198,946	1,302,308
Kirk Beauty Netherlands BV, 2021 EUR Term Loan B2 (3 month EURIBOR + 5.500%)	5.500	04-08-26	EUR	363,343	394,667
Kirk Beauty One GmbH, 2021 EUR Term Loan B1 (3 month EURIBOR + 5.500%)	5.500	04-08-26	EUR	689,829	749,300
Nocibe France SAS, 2021 EUR Term Loan B5 (3 month EURIBOR + 5.500%)	5.500	04-08-26	EUR	271,291	294,679
Parfuemerie Douglas International GmbH, 2021 EUR Term Loan B3 (3 month EURIBOR + 5.500%)	5.500	04-08-26	EUR	393,336	427,246
Rainbow Finco SARL, GBP Term Loan B (C)	TBD	01-31-29	GBP	4,489,878	5,944,149
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%)	4.500	10-01-26		1,827,616	1,816,431
Energy 0.4%					8,329,779
Oil, gas and consumable fuels 0.4%
Delek US Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	2.459	03-31-25		2,297,473	2,236,843
Northriver Midstream Finance LP, 2018 Term Loan B (3 month LIBOR + 3.250%)	3.457	10-01-25		2,864,499	2,834,078
Oryx Midstream Services Permian Basin LLC, Term Loan B (3 month LIBOR + 3.250%)	3.750	10-05-28		3,270,187	3,239,251
Quicksilver Resources, Inc., New 2nd Lien Term Loan (B)(D)	0.000	06-21-22		19,606,608	19,607
Financials 6.7%					139,257,019
Capital markets 1.3%
Astra Acquisition Corp., 2021 1st Lien Term Loan (1 month LIBOR + 5.250%)	5.750	10-25-28		3,200,044	3,120,043
Hightower Holding LLC, 2021 Term Loan B (3 month LIBOR + 4.000%)	4.255	04-21-28		4,349,463	4,315,755
18	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
Jane Street Group LLC, 2021 Term Loan (1 month LIBOR + 2.750%)	2.959	01-26-28		8,263,110	$8,152,054
Jump Financial LLC, Term Loan B (3 month LIBOR + 3.500%)	4.000	08-02-28		4,905,545	4,807,434
Luna III Sarl, 2021 EUR Term Loan B (3 month EURIBOR + 4.750%)	4.750	09-30-28	EUR	3,743,866	4,185,341
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan (3 month LIBOR + 6.750%)	7.750	11-28-23		2,619,103	2,624,550
Consumer finance 0.1%
Tegra118 Wealth Solutions, Inc., 2020 Term Loan B (3 month LIBOR + 4.000%)	4.488	02-18-27		1,670,936	1,665,723
Diversified financial services 3.0%
Advisor Group Holdings, Inc., 2021 Term Loan (1 month LIBOR + 4.500%)	4.709	07-31-26		5,204,519	5,179,173
Ascensus Holidngs, Inc., Term Loan (3 month LIBOR + 3.500%)	4.000	08-02-28		15,778,243	15,561,292
Citadel Securities LP, 2021 Term Loan B (1 month LIBOR + 2.500%)	2.709	02-02-28		5,518,263	5,461,094
CPC Acquisition Corp., 2nd Lien Term Loan (3 month LIBOR + 7.750%)	8.500	12-29-28		1,623,176	1,590,713
CPC Acquisition Corp., Term Loan (3 month LIBOR + 3.750%)	4.500	12-29-27		3,133,927	3,024,239
Cross Financial Corp., 2021 Term Loan B (3 month LIBOR + 4.000%)	4.813	09-15-27		1,736,367	1,729,856
Crown Finance US, Inc., 2018 USD Term Loan (6 month LIBOR + 2.500%)	3.500	02-28-25		6,074,788	4,688,704
Crown Finance US, Inc., 2020 Term Loan B1 (3 month LIBOR + 7.000% or 6.000% PIK)	7.000	05-23-24		345,723	408,026
Crown Finance US, Inc., 2021 Incremental Term Loan B1 (6 month LIBOR + 8.250%)	9.250	05-23-24		386,814	410,023
CTC Holdings LP, Term Loan B (3 month SOFR + 5.000%)	5.527	02-15-29		2,318,917	2,307,322
Cubic Corp., Term Loan B (3 month LIBOR + 4.250%)	5.000	05-25-28		4,770,473	4,744,379
Cubic Corp., Term Loan C (3 month LIBOR + 4.250%)	5.000	05-25-28		970,266	964,958
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
DRW Holdings LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	3.959	03-01-28	3,985,642	$3,965,713
Hudson River Trading LLC, 2021 Term Loan (1 month SOFR + 3.000%)	3.171	03-20-28	5,238,409	5,140,188
Marnix SAS, 2021 USD Term Loan (3 month LIBOR + 4.000%)	4.500	08-04-28	2,415,167	2,396,039
Nexus Buyer LLC, Term Loan B (1 month LIBOR + 3.750%)	3.959	11-09-26	5,495,504	5,434,833
Insurance 1.6%
Acrisure LLC, 2021 1st Lien Term Loan B (3 month LIBOR + 4.250%)	4.750	02-15-27	545,163	539,373
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%)	3.459	05-09-25	6,106,494	6,033,216
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (1 month LIBOR + 3.500%)	4.000	11-06-27	2,003,601	1,984,406
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%)	3.459	05-09-25	1,008,980	996,186
AmeriLife Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%)	4.106	03-18-27	8,071,612	7,990,896
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.125%)	3.334	11-03-23	3,045,898	3,022,414
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%)	3.459	07-31-27	585,389	574,050
Baldwin Risk Partners LLC, 2021 Term Loan B (1 month LIBOR + 3.500%)	4.000	10-14-27	6,519,367	6,433,833
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%)	4.000	04-25-25	2,137,460	2,120,403
The Ima Financial Group, Inc., Term Loan (1 month LIBOR + 3.750%)	4.250	11-01-28	2,498,847	2,466,062
Mortgage real estate investment trusts 0.7%
Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1 (1 month LIBOR + 3.500%)	4.000	03-11-28	4,224,022	4,181,781
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month LIBOR + 2.750%)	2.959	05-15-26	523,719	509,317
Claros Mortgage Trust, Inc., 2021 Term Loan B (1 month SOFR + 4.500%)	5.000	08-09-26	7,357,370	7,320,584
20	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Mortgage real estate investment trusts (continued)
KREF Holdings X LLC, 2021 Term Loan (3 month LIBOR + 3.500%)	4.000	09-01-27		1,580,019	$1,564,218
Starwood Property Mortgage LLC, 2021 Term Loan B2 (1 month LIBOR + 3.250%)	4.000	07-26-26		1,651,083	1,642,828
Health care 11.0%					227,902,026
Biotechnology 0.1%
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B (1 month LIBOR + 2.000%)	2.209	11-15-27		1,146,023	1,119,195
Health care equipment and supplies 1.8%
Auris Luxembourg III Sarl, 2019 USD Term Loan B2 (1 month LIBOR + 3.750%)	3.959	02-27-26		6,055,578	5,942,036
Bayou Intermediate II LLC, Term Loan B (3 month LIBOR + 4.500%)	5.250	08-02-28		1,700,550	1,698,425
Embecta Corp., Term Loan B (C)	TBD	01-27-29		1,516,096	1,501,314
Gloves Buyer, Inc., 2021 Term Loan (1 month LIBOR + 4.000%)	4.750	12-29-27		2,513,657	2,488,520
Golden State Buyer, Inc., Term Loan (1 month LIBOR + 4.750%)	5.500	06-21-26		6,534,599	6,461,085
ICU Medical, Inc., Term Loan B (1 month SOFR + 2.500%)	3.000	01-08-29		1,862,596	1,850,955
Mozart Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%)	3.750	10-23-28		6,240,090	6,174,756
Ortho-Clinical Diagnostics SA, 2018 Term Loan B (1 month LIBOR + 3.000%)	3.113	06-30-25		3,441,033	3,420,249
Ortho-Clinical Diagnostics SA, EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	06-30-25	EUR	3,208,686	3,575,253
TecoStar Holdings, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.500%)	4.500	05-01-24		4,205,300	4,010,174
Health care providers and services 4.7%
AHP Health Partners, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	4.000	08-24-28		4,948,539	4,916,076
Confluent Health LLC, 2021 Delayed Draw Term Loan (3 month LIBOR + 4.000%)	4.500	11-30-28		354,278	350,292
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	21

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Confluent Health LLC, 2021 Term Loan B (1 month LIBOR + 4.000%)	4.500	11-30-28		5,412,337	$5,351,448
Confluent Medical Technologies, Inc., Term Loan (3 month SOFR + 3.750%)	4.250	02-09-29		2,020,585	2,000,379
ENC Parent Corp., 2021 Term Loan (3 month LIBOR + 4.250%)	5.000	08-04-28		2,663,377	2,620,097
Ensemble RCM LLC, Term Loan (3 month LIBOR + 3.750%)	4.049	08-03-26		4,815,005	4,790,930
Envision Healthcare Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.959	10-10-25		4,326,355	3,136,953
eResearchTechnology, Inc., 2020 1st Lien Term Loan (1 month LIBOR + 4.500%)	5.500	02-04-27		6,752,338	6,737,888
Genesiscare USA Holdings, Inc., 2020 EUR Term Loan B4 (3 month EURIBOR + 4.750%)	4.750	05-14-27	EUR	1,782,202	1,759,757
Genesiscare USA Holdings, Inc., 2020 USD Term Loan B5 (3 month LIBOR + 5.000%)	6.000	05-14-27		3,447,112	3,095,507
Mamba Purchaser, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.250	10-16-28		1,027,531	1,017,255
MED ParentCo LP, 1st Lien Term Loan (1 month LIBOR + 4.250%)	4.459	08-31-26		6,324,653	6,270,450
National Mentor Holdings, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 7.250%)	8.000	03-02-29		2,136,611	2,128,599
National Mentor Holdings, Inc., 2021 Term Loan (3 month LIBOR + 3.750%)	4.500	03-02-28		9,596,409	9,391,142
National Mentor Holdings, Inc., 2021 Term Loan C (3 month LIBOR + 3.750%)	4.500	03-02-28		270,576	264,789
Option Care Health, Inc., 2021 Term Loan B (1 month LIBOR + 2.750%)	3.250	10-27-28		1,471,106	1,458,234
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	3.959	03-31-27		4,611,520	4,567,710
Pediatric Associates Holding Company LLC, 2021 Term Loan B (3 month LIBOR + 3.250%)	3.750	12-29-28		1,392,353	1,380,170
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%)	3.355	02-14-25		995,765	984,562
22	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%)	4.250	02-14-25		1,883,156	$1,868,562
Phoenix Newco, Inc., 2021 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.000	11-15-28		6,199,996	6,145,746
Precision Medicine Group LLC, 2021 Term Loan (3 month LIBOR + 3.000%)	3.750	11-18-27		6,260,168	6,145,419
Radnet Management, Inc., 2021 Term Loan (Prime rate + 2.000% and 3 month LIBOR + 3.000%)	3.754	04-21-28		1,547,408	1,532,769
Select Medical Corp., 2017 Term Loan B (1 month LIBOR + 2.250%)	2.460	03-06-25		2,311,885	2,276,235
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	3.750	02-06-24		3,518,107	3,350,997
Upstream Newco, Inc., 2021 Term Loan (1 month LIBOR + 4.250%)	4.459	11-20-26		4,944,167	4,907,086
US Radiology Specialists, Inc., 2020 Term Loan (3 month LIBOR + 5.250%)	5.750	12-15-27		2,287,358	2,271,164
VetCor Professional Practices LLC, 2018 1st Lien Term Loan (3 month LIBOR + 3.000%)	3.804	07-02-25		4,029,286	3,973,883
WCG Purchaser Corp., 2019 Term Loan (3 month LIBOR + 4.000%)	5.000	01-08-27		2,650,776	2,635,879
Health care technology 0.7%
CAB SELAS, 2021 EUR Term Loan B (C)	TBD	01-28-28	EUR	3,855,312	4,132,566
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.500%)	3.500	03-01-24		5,312,184	5,278,982
GHX Ultimate Parent Corp., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	4.250	06-28-24		4,518,958	4,483,168
Imprivata, Inc., Term Loan (3 month LIBOR + 3.500%)	4.000	12-01-27		1,041,681	1,034,952
Life sciences tools and services 0.4%
ICON Luxembourg Sarl, LUX Term Loan (3 month LIBOR + 2.250%)	2.750	07-03-28		2,839,481	2,805,009
ICON Luxembourg Sarl, US Term Loan (3 month LIBOR + 2.250%)	2.750	07-03-28		707,458	698,870
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	23

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Life sciences tools and services (continued)
Maravai Intermediate Holdings LLC, 2020 Term Loan B (3 month SOFR + 3.750%)	4.750	10-19-27		920,688	$913,212
Packaging Coordinators Midco, Inc., 2020 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.500	11-30-27		5,031,868	4,999,161
Pharmaceuticals 3.3%
AI Sirona Luxembourg Acquisition Sarl, 2021 EUR Term Loan B (1 month EURIBOR + 3.500%)	3.500	09-29-25	EUR	2,440,813	2,672,912
Amneal Pharmaceuticals LLC, 2018 Term Loan B (1 month LIBOR + 3.500%)	3.750	05-04-25		12,287,292	12,035,402
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	3.209	06-02-25		8,177,689	8,090,842
Bausch Health Companies, Inc., 2022 Term Loan B (C)	TBD	01-27-27		7,078,845	6,996,235
Curium Bidco Sarl, 2020 USD 2nd Lien Term Loan (3 month LIBOR + 7.750%)	8.500	10-27-28		1,887,300	1,884,940
Curium Bidco Sarl, 2020 USD Term Loan (3 month LIBOR + 4.250%)	5.000	12-02-27		1,537,758	1,523,349
Curium Bidco Sarl, USD Term Loan B (3 month LIBOR + 4.000%)	4.224	07-09-26		2,493,036	2,468,106
Endo Luxembourg Finance Company I Sarl, 2021 Term Loan (3 month LIBOR + 5.000%)	5.750	03-27-28		12,428,443	11,990,589
Horizon Therapeutics USA, Inc., 2021 Term Loan B2 (1 month LIBOR + 2.000%)	2.250	03-15-28		1,554,030	1,531,372
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%)	4.000	05-05-28		2,892,330	2,879,314
LSCS Holdings, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 4.500%)	5.000	12-18-28		3,742,303	3,717,342
McAfee LLC, 2018 USD Term Loan B (Prime rate + 2.750%)	6.000	09-30-24		4,229,287	4,218,037
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%)	3.500	06-02-28		4,744,675	4,719,481
Padagis LLC, Term Loan B (3 month LIBOR + 4.750%)	5.250	07-06-28		3,280,852	3,256,245
24	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials 13.2%					$274,997,349
Aerospace and defense 1.9%
AI Convoy Luxembourg Sarl, 2021 Term Loan B1 (3 month LIBOR + 3.500%)	4.500	01-18-27		1,070,893	1,064,200
Bleriot US Bidco, Inc., 2021 Term Loan B (3 month LIBOR + 4.000%)	4.224	10-31-26		2,129,122	2,116,475
Cobham Ultra US Co-Borrower LLC, USD Term Loan B (C)	TBD	11-16-28		2,486,974	2,465,835
Jazz Acquisition, Inc., 2019 1st Lien Term Loan (1 month LIBOR + 4.250%)	4.460	06-19-26		3,829,935	3,719,825
Spirit AeroSystems, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%)	4.250	01-15-25		1,115,134	1,109,558
Standard Aero, Ltd., 2020 CAD Term Loan B2 (3 month LIBOR + 3.500%)	3.724	04-06-26		3,058,293	2,960,611
The NORDAM Group, Inc., Term Loan B (1 month LIBOR + 5.500%)	5.750	04-09-26		2,017,371	1,778,655
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%)	2.459	05-30-25		936,020	919,013
TransDigm, Inc., 2020 Term Loan F (1 month LIBOR + 2.250%)	2.459	12-09-25		504,600	495,578
TransDigm, Inc., 2020 Term Loan G (1 month LIBOR + 2.250%)	2.459	08-22-24		3,061,923	3,012,871
Vertex Aerospace Services Corp., 2021 First Lien Term Loan (1 month LIBOR + 4.000%)	4.750	12-06-28		3,518,890	3,491,020
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	4.750	04-30-25		16,204,944	15,561,770
Air freight and logistics 0.7%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan (3 month LIBOR + 4.750%)	5.500	04-06-28		3,743,931	3,711,172
Bahia De Las Isletas SL, 2021 EUR Term Loan C (1 month EURIBOR + 2.500% or 7.500% PIK) (D)	2.500	12-31-22	EUR	368,491	442,092
First Student Bidco, Inc., Term Loan B (3 month LIBOR + 3.000%)	3.500	07-21-28		3,768,701	3,713,339
First Student Bidco, Inc., Term Loan C (3 month LIBOR + 3.000%)	3.500	07-21-28		1,391,131	1,370,695
Worldwide Express, Inc., 2021 1st Lien Term Loan (6 month LIBOR + 4.250%)	5.000	07-26-28		4,670,911	4,630,040
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	25

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Airlines 0.2%
Air Canada, 2021 Term Loan B (3 month LIBOR + 3.500%)	4.250	08-11-28		1,979,286	$1,965,154
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	4.500	04-21-28		2,526,649	2,509,796
Building products 1.8%
Cornerstone Building Brands, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	04-12-28		2,926,287	2,853,130
CPG International LLC, 2017 Term Loan (3 month LIBOR + 2.500%)	3.250	05-05-24		4,329,221	4,309,739
East West Manufacturing LLC, Term Loan B (3 month SOFR + 5.750%)	5.799	02-14-29		1,963,176	1,943,544
Icebox Holdco III, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.250	12-16-28		4,306,412	4,266,922
Lakeshore Intermediate LLC, Term Loan (3 month LIBOR + 3.500%)	4.000	09-29-28		1,571,289	1,556,880
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4 (1 week and 3 month EURIBOR + 4.000%)	4.000	04-12-28	EUR	6,700,000	7,324,564
LSF11 Skyscraper Holdco Sarl, 2021 USD Term Loan B (3 month LIBOR + 3.500%)	4.250	09-29-27		1,311,760	1,306,841
Resideo Funding, Inc., 2021 Term Loan (1 and 3 month LIBOR + 2.250%)	2.750	02-11-28		1,472,010	1,464,650
Tamko Building Products LLC, Term Loan B (1 and 3 month LIBOR + 3.000%)	3.240	06-01-26		2,201,730	2,180,638
Wilsonart LLC, 2021 Term Loan E (3 month LIBOR + 3.500%)	4.500	12-19-26		10,185,514	10,020,000
Commercial services and supplies 2.6%
AEA International Holdings Luxembourg Sarl, Term Loan B (3 month LIBOR + 3.750%)	4.250	09-07-28		1,463,503	1,458,015
Anticimex Global AB, 2021 USD Incremental Term Loan (C)	TBD	11-16-28		689,800	683,764
AVSC Holding Corp., 2020 Term Loan B1 (3 month LIBOR + 3.250% or 0.250% PIK)	4.250	03-03-25		4,907,563	4,524,479
AVSC Holding Corp., 2020 Term Loan B2 (3 month LIBOR + 4.500% or 1.000% PIK)	5.500	10-15-26		3,517,597	3,304,782
AVSC Holding Corp., 2020 Term Loan B3 (3 month LIBOR + 5.000% or 10.000% PIK)	5.224	10-15-26		2,043,331	2,358,004
26	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Cimpress USA, Inc., Tranche Term Loan B1 (1 month LIBOR + 3.500%)	4.000	05-17-28	2,092,669	$2,076,974
Comet Bidco, Ltd., 2018 USD Term Loan B (6 month LIBOR + 5.000%)	6.000	09-30-24	10,083,363	9,451,540
Holding Socotec SAS, 2021 USD Term Loan (3 month LIBOR + 4.250%)	5.000	06-30-28	1,824,684	1,807,587
Madison Safety & Flow LLC, 1st Lien Term Loan (C)	TBD	12-14-28	1,608,595	1,616,136
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	5.209	09-21-26	2,992,106	2,974,333
Nielsen Finance LLC, USD Term Loan B4 (1 month LIBOR + 2.000%)	2.125	10-04-23	1,124,399	1,121,060
PECF USS Intermediate Holding III Corp., Term Loan B (1 month LIBOR + 4.250%)	4.750	12-15-28	5,040,640	5,009,942
Revint Intermediate II LLC, 2021 Term Loan B (1 month LIBOR + 4.250%)	4.750	10-15-27	6,460,540	6,433,600
Sterling Infosystems, Inc., 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.500	06-19-24	3,110,035	3,097,594
Tempo Acquisition LLC, 2022 Term Loan B (1 month SOFR + 3.000%)	3.500	08-31-28	5,795,000	5,729,806
Viad Corp., Initial Term Loan (3 month LIBOR + 5.000%)	5.500	07-30-28	2,244,375	2,218,183
Win Waste Innovations Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 2.750%)	3.250	03-24-28	1,135,801	1,122,456
Construction and engineering 1.3%
Aegion Corp., Term Loan (3 month LIBOR + 4.750%)	5.500	05-17-28	3,214,557	3,210,539
Amentum Government Services Holdings LLC, 2022 Term Loan (3 month SOFR + 4.000%)	4.500	02-15-29	2,376,658	2,357,359
Amentum Government Services Holdings LLC, Term Loan B (1 month LIBOR + 3.500%)	3.709	01-29-27	2,049,001	2,029,371
Artera Services LLC, Incremental Term Loan (3 month LIBOR + 3.500%)	4.500	03-06-25	1,993,847	1,919,795
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan (1 month LIBOR + 3.500%)	4.250	03-31-28	5,832,216	5,776,810
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	27

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Construction and engineering (continued)
Energize Holdco LLC, 2021 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.258	12-08-28		3,338,287	$3,310,479
Osmose Utilities Services, Inc., Term Loan (1 month LIBOR + 3.250%)	3.750	06-23-28		2,565,196	2,526,718
Refficiency Holdings LLC, 2020 Delayed Draw Term Loan (1 month LIBOR + 3.750%)	4.500	12-16-27		9,883	9,837
Refficiency Holdings LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	4.500	12-16-27		1,865,898	1,857,147
Tiger Acquisition LLC, 2021 Term Loan (3 month LIBOR + 3.250%)	3.758	06-01-28		1,157,292	1,123,302
USIC Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.500%)	4.250	05-12-28		3,897,907	3,835,774
Electrical equipment 0.7%
Array Technologies, Inc., Term Loan B (3 month LIBOR + 3.250%)	3.750	10-14-27		2,231,589	2,173,010
Brookfield WEC Holdings, Inc., 2021 Term Loan (1 month LIBOR + 2.750%)	3.250	08-01-25		4,863,725	4,784,689
Creation Technologies, Inc., 2021 Term Loan (3 month LIBOR + 5.500%)	6.000	10-05-28		4,538,871	4,470,788
Infinite Bidco LLC, 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.258	03-02-28		2,125,022	2,103,772
Infinity Bidco 1, Ltd., 2021 EUR Term Loan (3 month EURIBOR + 3.400%)	3.400	07-06-28	EUR	1,338,977	1,458,164
Machinery 2.2%
Alliance Laundry Systems LLC, Term Loan B (3 month LIBOR + 3.500%)	4.250	10-08-27		3,183,207	3,149,783
Arcline FM Holdings LLC, 2021 1st Lien Term Loan (3 month LIBOR + 4.750%)	5.500	06-23-28		5,195,221	5,159,530
Brown Group Holding LLC, Term Loan B (3 month LIBOR + 2.500%)	3.000	06-07-28		5,450,311	5,385,125
Crosby US Acquisition Corp., Term Loan B (1 month LIBOR + 4.750%)	4.912	06-26-26		6,101,980	6,046,696
28	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Machinery (continued)
Engineered Components & Systems LLC, Delayed Draw Term Loan (1 month LIBOR + 6.000%)	6.500	08-02-28		585,406	$575,162
Engineered Components & Systems LLC, Term Loan (1 month LIBOR + 6.000%)	6.500	08-02-28		1,966,966	1,932,544
Filtration Group Corp., 2021 Incremental Term Loan (1 month LIBOR + 3.500%)	4.000	10-21-28		1,690,479	1,676,110
Granite US Holdings Corp., 2021 Term Loan B (3 month LIBOR + 4.000%)	4.230	09-30-26		4,204,155	4,162,113
Pro Mach Group, Inc., 2021 Delayed Draw Term Loan (3 month LIBOR + 4.000%)	5.000	08-31-28		230,997	230,420
Pro Mach Group, Inc., 2021 Term Loan B (3 month LIBOR + 4.000%)	5.000	08-31-28		4,321,010	4,310,208
Shape Technologies Group, Inc., Term Loan (1 month LIBOR + 3.000%)	3.209	04-21-25		7,118,522	6,658,808
Star US Bidco LLC, Term Loan B (1 month LIBOR + 4.250%)	5.250	03-17-27		3,677,691	3,647,828
Stonepeak Taurus Lower Holdings LLC, 2022 2nd Lien Term Loan (1 month SOFR + 7.000%)	7.500	01-28-30		1,879,906	1,842,308
Marine 0.0%
Naviera Armas SA, 2021 EUR PIK Term Loan B2 (1 month EURIBOR + 2.500% or 0.000% PIK) (D)	2.500	12-31-22	EUR	94,713	113,631
Naviera Armas SA, EUR PIK Term Loan A (1 month EURIBOR + 2.500% or 7.500% PIK) (D)	2.500	12-31-22	EUR	228,924	274,648
Naviera Armas SA, EUR PIK Term Loan B (1 month EURIBOR + 2.500% or 7.500% PIK) (D)	2.500	12-31-22	EUR	53,972	64,752
Professional services 0.9%
Cast & Crew LLC, 2019 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.709	02-09-26		8,194,204	8,137,336
Greenrock Finance, Inc., 2017 USD Term Loan B (3 month LIBOR + 3.500%)	4.500	06-28-24		4,024,821	3,988,356
Indy US Bidco LLC, 2021 USD Term Loan (1 month LIBOR + 3.750%)	3.959	03-05-28		1,155,309	1,146,644
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	29

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services (continued)
Stiphout Finance LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%)	4.750	10-27-25	2,530,226	$2,517,575
Trans Union LLC, 2021 Term Loan B6 (3 month LIBOR + 2.250%)	2.758	12-01-28	3,824,931	3,780,294
Road and rail 0.6%
Carriage Purchaser, Inc., 2021 Term Loan B (1 month LIBOR + 4.250%)	5.000	09-30-28	1,808,645	1,802,423
Genesee & Wyoming, Inc., Term Loan (3 month LIBOR + 2.000%)	2.224	12-30-26	2,383,538	2,347,236
Uber Technologies, Inc., 2021 1st Lien Term Loan B (1 month LIBOR + 3.500%)	3.709	04-04-25	8,427,554	8,340,666
Transportation infrastructure 0.3%
Dynasty Acquisition Company, Inc., 2020 Term Loan B1 (3 month LIBOR + 3.500%)	3.724	04-06-26	5,688,425	5,506,737
Information technology 17.5%				362,876,638
Communications equipment 0.1%
Plantronics, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	2.709	07-02-25	1,337,805	1,297,256
Electronic equipment, instruments and components 1.3%
C&D Technologies, Inc., Term Loan B (1 and 3 month LIBOR + 5.750%)	6.084	12-20-25	6,734,726	6,605,083
Excelitas Technologies Corp., 2018 Add On Term Loan B (3 month LIBOR + 3.500%)	4.500	12-02-24	2,314,695	2,291,548
Excelitas Technologies Corp., USD 2017 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.500	12-02-24	4,822,809	4,774,581
Ingram Micro, Inc., 2021 Term Loan B (3 month LIBOR + 3.500%)	4.000	06-30-28	2,881,281	2,863,273
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.500%)	4.500	02-28-25	11,817,852	10,777,881
IT services 2.8%
EP Purchaser LLC, 2021 Term Loan B (3 month LIBOR + 3.500%)	4.000	11-06-28	5,701,066	5,663,382
Gainwell Acquisition Corp., Term Loan B (3 month LIBOR + 4.000%)	4.750	10-01-27	10,296,395	10,236,367
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.959	07-11-25	7,705,160	7,640,514
30	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
Go Daddy Operating Company LLC, 2017 Repriced Term Loan (1 month LIBOR + 1.750%)	1.959	02-15-24		5,149,945	$5,079,133
GTT Communications BV, 2018 EUR Term Loan (B)	0.000	05-31-25	EUR	3,807,767	3,561,667
GTT Communications, Inc., 2018 USD Term Loan B (B)	0.000	05-31-25		6,885,345	5,763,034
Paysafe Holdings US Corp., USD Term Loan B1 (1 month LIBOR + 2.750%)	3.250	06-28-28		832,291	773,772
Rackspace Technology Global, Inc., 2021 Term Loan B (1 and 3 month LIBOR + 2.750%)	3.500	02-15-28		1,608,752	1,557,755
Sabre GLBL, Inc., 2021 Term Loan B1 (1 month LIBOR + 3.500%)	4.000	12-17-27		2,251,028	2,217,826
Sabre GLBL, Inc., 2021 Term Loan B2 (1 month LIBOR + 3.500%)	4.000	12-17-27		3,588,273	3,535,346
TGG TS Acquisition Company, 2018 Term Loan B (1 month LIBOR + 6.500%)	6.709	12-14-25		1,226,476	1,222,392
Travelport Finance Luxembourg Sarl, 2019 Term Loan (3 month LIBOR + 5.000%)	5.224	05-29-26		2,928	2,388
Travelport Finance Luxembourg Sarl, 2020 Super Priority Term Loan (3 month LIBOR + 1.500% and 2.500% or 6.500% PIK)	3.351	02-28-25		126,773	130,047
Verscend Holding Corp., 2021 Term Loan B (1 month LIBOR + 4.000%)	4.209	08-27-25		6,406,290	6,380,280
WEX, Inc., 2021 Term Loan (1 month LIBOR + 2.250%)	2.459	03-31-28		5,161,131	5,078,863
Semiconductors and semiconductor equipment 0.3%
Allegro MicroSystems, Inc., Term Loan (3 month LIBOR + 3.750%)	4.250	09-30-27		35,901	35,542
MKS Instruments, Inc., 2021 USD Tem Loan (C)	TBD	10-21-28		5,382,276	5,318,388
Software 12.5%
Acuris Finance US, Inc., 2021 USD Term Loan B (3 month LIBOR + 4.000%)	4.500	02-16-28		1,207,572	1,199,276
AppLovin Corp., 2018 Term Loan B (1 month LIBOR + 3.250%)	3.459	08-15-25		6,981,723	6,927,196
AppLovin Corp., 2021 Term Loan B (1 month LIBOR + 3.000%)	3.500	10-25-28		2,033,986	2,013,647
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	31

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
AQA Acquisition Holding, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 4.250%)	4.750	03-03-28		2,115,601	$2,097,089
Azalea TopCo, Inc., 2022 Incremental Term Loan (C)	TBD	07-24-26		394,623	392,156
Azalea TopCo, Inc., Term Loan (1 and 3 month LIBOR + 3.500%)	3.799	07-24-26		4,689,947	4,605,904
Boxer Parent Company, Inc., 2021 EUR Term Loan (3 month EURIBOR + 4.000%)	4.000	10-02-25	EUR	2,240,875	2,474,540
Boxer Parent Company, Inc., 2021 Replacement Dollar Term Loan (3 month LIBOR + 3.750%)	3.974	10-02-25		6,737,408	6,653,191
Castle US Holding Corp., USD Term Loan B (3 month LIBOR + 3.750%)	3.974	01-29-27		5,765,988	5,634,178
Cloudera, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.250	10-08-28		4,785,337	4,735,474
Condor Merger Sub, Inc., USD Term Loan B (C)	TBD	02-26-29		5,446,539	5,364,841
Constant Contact, Inc., Term Loan (3 month LIBOR + 4.000%)	4.750	02-10-28		8,271,871	8,184,023
Cornerstone OnDemand, Inc., 2021 Term Loan (3 month LIBOR + 3.750%)	4.250	10-16-28		3,524,316	3,486,888
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%)	4.209	10-16-26		4,191,715	4,169,582
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 7.000%)	7.209	02-19-29		4,266,996	4,249,928
Dodge Data & Analytics LLC, 2022 Term Loan (C)	TBD	02-23-29		3,073,094	2,988,584
Epicor Software Corp., 2020 Term Loan (1 month LIBOR + 3.250%)	4.000	07-30-27		6,353,824	6,287,427
FinThrive Software Intermediate Holdings, Inc., 2021 2nd Lien Term Loan 2 (3 month LIBOR + 6.750%)	7.250	12-17-29		1,759,796	1,734,508
FinThrive Software Intermediate Holdings, Inc., 2021 Term Loan (3 month LIBOR + 4.000%)	4.500	12-18-28		4,341,380	4,308,819
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4 (1 month LIBOR + 4.000%)	4.750	12-01-27		7,310,660	7,295,015
Grab Holdings, Inc., Term Loan B (6 month LIBOR + 4.500%)	5.500	01-29-26		6,941,070	6,884,708
Helios Software Holdings, Inc., 2021 USD Term Loan B (3 month LIBOR + 3.750%)	3.974	03-11-28		1,664,729	1,649,131
32	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
IGT Holding IV AB, 2021 USD Term Loan B2 (3 month LIBOR + 3.500%)	4.000	03-31-28		1,804,326	$1,789,675
Instructure Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 2.750%)	3.269	10-30-28		4,598,693	4,529,713
ION Trading Finance, Ltd., 2021 USD Term Loan (3 month LIBOR + 4.750%)	4.974	04-03-28		4,872,804	4,845,419
Ivanti Software, Inc., 2021 Add On Term Loan B (3 month LIBOR + 4.000%)	4.750	12-01-27		3,738,545	3,669,232
Ivanti Software, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%)	5.000	12-01-27		5,028,836	4,952,599
MA FinanceCo LLC, 2020 USD Term Loan B (3 month LIBOR + 4.250%)	5.250	06-05-25		2,041,102	2,017,282
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan (3 month LIBOR + 5.000%)	5.750	07-27-28		6,192,964	6,129,486
Marcel Bidco LLC, USD Term Loan B1 (1 month LIBOR + 3.250%)	3.459	03-15-26		4,574,706	4,543,278
Mavenir Systems, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	5.250	08-18-28		2,763,840	2,731,034
Mitchell International, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%)	4.250	10-15-28		5,753,277	5,670,257
Monotype Imaging Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 5.000%)	5.750	10-09-26		405,086	404,409
Monotype Imaging Holdings, Inc., Term Loan (3 month LIBOR + 5.500%)	6.500	10-09-26		2,145,849	2,142,266
Motus Group LLC, 2021 Term Loan (3 month LIBOR + 4.000%)	4.500	12-11-28		1,695,129	1,682,416
NortonLifeLock, Inc., 2022 Term Loan B (C)	TBD	01-28-29		3,396,273	3,352,393
Orchid Finco LLC, Term Loan (3 month LIBOR + 4.750%)	5.112	07-27-27		4,050,056	3,867,803
Peraton Corp., 2nd Lien Term Loan B1 (1 month LIBOR + 7.750%)	8.500	02-01-29		1,567,728	1,579,486
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%)	4.500	02-01-28		10,572,170	10,506,094
Precise Bidco BV, 2020 EUR Term Loan B (3 month EURIBOR + 4.250%)	4.250	05-13-26	EUR	2,161,573	2,403,328
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	33

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B (3 month LIBOR + 4.000%)	4.300	04-26-24	9,415,233	$9,364,203
Project Boost Purchaser LLC, 2019 Term Loan B (1 month LIBOR + 3.500%)	3.709	06-01-26	8,836,731	8,716,816
Project Ruby Ultimate Parent Corp., 2021 Term Loan (1 month LIBOR + 3.250%)	4.000	03-03-28	802,260	794,686
Proofpoint, Inc., 1st Lien Term Loan (3 month LIBOR + 3.250%)	3.758	08-31-28	3,299,513	3,259,523
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	4.750	02-01-29	4,334,842	4,267,131
Red Planet Borrower LLC, Term Loan B (3 month LIBOR + 3.750%)	4.250	10-02-28	5,290,113	5,240,545
Seattle SpinCo, Inc., 2022 USD Term Loan B5 (1 month SOFR + 4.000%)	4.500	02-26-27	6,518,048	6,420,277
Seattle SpinCo, Inc., USD Term Loan B3 (1 month LIBOR + 2.750%)	2.959	06-21-24	3,901,375	3,779,457
Skillsoft Finance II, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	5.500	06-30-28	3,227,806	3,220,737
SolarWinds Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	2.959	02-05-24	8,772,075	8,626,546
Sophia LP, 2021 Term Loan B (3 month LIBOR + 3.500%)	4.000	10-07-27	3,904,555	3,863,869
Sovos Compliance LLC, 2021 Term Loan (1 month LIBOR + 4.500%)	5.000	08-11-28	1,535,699	1,533,135
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	1.959	04-16-25	889,965	874,284
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	1.959	04-16-25	722,448	709,719
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 1.750%)	1.959	04-16-25	3,112,711	3,059,017
Surf Holdings LLC, USD Term Loan (3 month LIBOR + 3.500%)	3.690	03-05-27	2,415,203	2,391,051
Symplr Software, Inc., 2020 Term Loan (3 month LIBOR + 4.500%)	5.250	12-22-27	4,422,346	4,392,849
34	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
ThoughtWorks, Inc., 2021 Term Loan B (1 month LIBOR + 3.000%)	3.250	03-23-28		2,281,322	$2,264,212
UKG, Inc., 2021 Term Loan (3 month LIBOR + 3.250%)	3.750	05-04-26		3,299,963	3,275,214
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%)	3.959	05-04-26		1,650,999	1,637,659
Upland Software, Inc., 2019 Term Loan (1 month LIBOR + 3.750%)	3.959	08-06-26		3,172,225	3,142,089
Vision Solutions, Inc., 2021 Incremental Term Loan (3 month LIBOR + 4.000%)	4.750	04-24-28		6,301,559	6,227,516
Voyage Australia Proprietary, Ltd., USD Term Loan B (3 month LIBOR + 3.500%)	4.000	07-20-28		2,100,981	2,086,547
VS Buyer LLC, Term Loan B (1 month LIBOR + 3.000%)	3.209	02-28-27		2,177,531	2,153,034
Weld North Education LLC, 2021 Term Loan B (1 month LIBOR + 3.750%)	4.250	12-21-27		9,125,433	9,045,586
Technology hardware, storage and peripherals 0.5%
Electronics For Imaging, Inc., Term Loan (1 month LIBOR + 5.000%)	5.209	07-23-26		9,773,880	9,572,343
Materials 6.9%					143,436,265
Chemicals 2.8%
Ascend Performance Materials Operations LLC, 2021 Term Loan B (3 month LIBOR + 4.750%)	5.500	08-27-26		5,589,948	5,574,967
ASP Unifrax Holdings, Inc., EUR Term Loan B (3 month EURIBOR + 3.750%)	3.750	12-12-25	EUR	4,607,702	5,019,142
ASP Unifrax Holdings, Inc., Term Loan B (3 month LIBOR + 3.750%)	3.974	12-12-25		1,659,924	1,633,780
Geon Performance Solutions LLC, 2021 Term Loan (3 month LIBOR + 4.750%)	5.500	08-18-28		2,048,638	2,037,124
Hyperion Materials & Technologies, Inc., 2021 Term Loan B (3 month LIBOR + 4.500%)	5.008	08-30-28		3,062,432	3,054,775
INEOS US Finance LLC, 2021 USD Term Loan B (1 month LIBOR + 2.500%)	3.000	11-08-28		3,623,165	3,573,347
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	35

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
INEOS US Petrochem LLC, 2021 USD Term Loan B (1 month LIBOR + 2.750%)	3.250	01-29-26	1,110,847	$1,097,661
Innophos Holdings, Inc., 2020 Term Loan B (1 month LIBOR + 3.750%)	3.959	02-05-27	1,977,373	1,964,184
Jadex, Inc., Term Loan (1 month LIBOR + 4.750%)	5.500	02-18-28	8,150,778	7,963,962
Kraton Polymers US LLC, 2021 USD Term Loan (C)	TBD	11-18-28	2,044,965	2,020,691
Meridian Adhesives Group, Inc., Term Loan B (3 month LIBOR + 4.000%)	4.750	07-24-28	4,616,063	4,592,983
Nouryon USA LLC, 2018 USD Term Loan B (1 month LIBOR + 3.000%)	3.209	10-01-25	6,474,507	6,388,720
Olympus Water US Holding Corp., 2021 USD Term Loan B (3 month LIBOR + 3.750%)	4.250	11-09-28	1,744,824	1,719,524
Petrochoice Holdings, Inc., 1st Lien Term Loan (3 month LIBOR + 5.000%)	6.000	08-22-22	3,736,360	3,533,214
Plaskolite PPC Intermediate II LLC, 2021 Term Loan (6 month LIBOR + 4.000%)	4.750	12-15-25	2,045,544	1,986,100
Secure Acquisition, Inc., 2021 Term Loan (3 month LIBOR + 5.000%)	5.500	12-16-28	1,825,377	1,807,123
Sparta US HoldCo LLC, 2021 Term Loan (1 month LIBOR + 3.500%)	4.250	08-02-28	1,807,578	1,794,022
Technimark Holdings LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	4.250	07-09-29	1,219,191	1,199,379
Univar Solutions USA, Inc., 2019 USD Term Loan B5 (1 month LIBOR + 2.000%)	2.209	07-01-26	816,920	811,406
Construction materials 0.4%
Foundation Building Materials, Inc., 2021 Term Loan (1 and 3 month LIBOR + 3.250%)	3.750	02-03-28	1,348,810	1,321,268
Potters Borrower LP, Term Loan B (3 month LIBOR + 4.000%)	4.750	12-14-27	788,049	784,109
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%)	2.709	02-01-27	2,838,516	2,785,890
Quikrete Holdings, Inc., 2021 Term Loan B1 (C)	TBD	06-11-28	4,072,040	4,030,668
36	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 3.4%
Charter Next Generation, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.500	12-01-27	2,215,686	$2,203,810
Graham Packaging Company, Inc., 2021 Term Loan (1 month LIBOR + 3.000%)	3.750	08-04-27	5,770,338	5,707,037
LABL, Inc., 2021 USD 1st Lien Term Loan (3 month LIBOR + 5.000%)	5.500	10-29-28	3,898,950	3,870,527
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.709	09-06-25	7,161,245	7,052,538
LTI Holdings, Inc., 2019 Term Loan (1 month LIBOR + 4.750%)	4.959	07-24-26	3,092,168	3,072,842
LTI Holdings, Inc., 2021 1st Lien Term Loan (1 month LIBOR + 4.750%)	4.959	07-24-26	1,422,134	1,415,024
LTI Holdings, Inc., 2021 Delayed Draw Term Loan (1 month LIBOR + 4.750%)	4.959	07-24-26	494,442	491,351
LTI Holdings, Inc., 2021 Term Loan (1 month LIBOR + 4.750%)	4.959	07-24-26	819,949	814,824
MAR Bidco Sarl, USD Term Loan (3 month LIBOR + 4.250%)	4.750	07-06-28	1,849,151	1,834,136
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%)	3.356	04-03-24	12,369,331	12,147,054
Plaze, Inc., 2019 Term Loan B (1 month LIBOR + 3.500%)	3.605	08-03-26	6,729,049	6,544,000
Pretium PKG Holdings, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 4.000%)	4.500	10-02-28	961,242	949,400
Proampac PG Borrower LLC, 2020 Term Loan (3 month LIBOR + 3.750%)	4.500	11-03-25	7,129,087	7,070,272
TricorBraun Holdings, Inc., 2021 Delayed Draw Term Loan (1 month LIBOR + 3.250%)	3.750	03-03-28	957,491	941,338
TricorBraun Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.250%)	3.750	03-03-28	5,107,583	5,021,418
Trident TPI Holdings, Inc., 2017 USD Term Loan B1 (3 month LIBOR + 3.250%)	4.250	10-17-24	6,225,409	6,182,640
Trident TPI Holdings, Inc., 2021 Delayed Draw Term Loan (3 month LIBOR + 4.000%)	4.500	09-15-28	26,515	26,354
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	37

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Trident TPI Holdings, Inc., 2021 Incremental Term Loan (3 month LIBOR + 4.000%)	4.500	09-15-28	463,856	$461,040
Valcour Packaging LLC, 2021 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.250	10-04-28	1,483,793	1,463,391
Valcour Packaging LLC, 2021 2nd Lien Term Loan (3 month LIBOR + 7.000%)	7.500	10-04-29	2,708,988	2,654,808
Metals and mining 0.2%
PMHC II, Inc., 2022 Term Loan B (C)	TBD	02-01-29	4,833,386	4,756,873
Paper and forest products 0.1%
Flex Acquisition Company, Inc., 2021 Term Loan (3 month LIBOR + 3.500%)	4.000	03-02-28	2,070,182	2,061,549
Real estate 0.1%				1,569,693
Equity real estate investment trusts 0.1%
Iron Mountain, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	1.959	01-02-26	1,597,652	1,569,693
Utilities 0.1%				1,983,281
Independent power and renewable electricity producers 0.1%

Esdec Solar Group BV, Term Loan B (6 month LIBOR + 5.000%)	5.750	08-30-28	2,013,483	1,983,281
Corporate bonds 12.2%				$254,053,584
(Cost $271,748,418)
Communication services 1.9%				39,040,366
Diversified telecommunication services 0.7%
Connect Finco SARL (E)	6.750	10-01-26	3,956,000	4,005,450
Frontier Communications Holdings LLC (E)	5.000	05-01-28	1,121,000	1,088,211
Frontier Communications Holdings LLC (E)	6.000	01-15-30	1,246,000	1,160,649
Frontier Communications Holdings LLC (E)	6.750	05-01-29	2,440,000	2,368,740
Iliad Holding SASU (E)	6.500	10-15-26	3,749,000	3,739,628
Iliad Holding SASU (E)	7.000	10-15-28	1,689,000	1,679,981
Entertainment 0.1%
Lions Gate Capital Holdings LLC (E)	5.500	04-15-29	1,341,000	1,275,358
Media 1.1%
Altice France SA (E)	5.500	10-15-29	7,221,000	6,616,241
38	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Getty Images, Inc. (E)	9.750	03-01-27		2,800,000	$2,915,500
National CineMedia LLC (E)(F)	5.875	04-15-28		5,435,000	4,820,302
Townsquare Media, Inc. (E)	6.875	02-01-26		2,111,000	2,153,220
United Group BV (Greater of 3 month EURIBOR + 3.250% or 3.250%) (E)(G)	3.250	02-15-26	EUR	734,000	790,077
United Group BV (E)	3.625	02-15-28	EUR	1,680,000	1,692,035
United Group BV	3.625	02-15-28	EUR	1,500,000	1,510,745
United Group BV (Greater of 3 month EURIBOR + 4.875% or 4.875%) (E)(G)	4.875	02-01-29	EUR	2,938,000	3,224,229
Consumer discretionary 3.5%					73,579,524
Automobiles 0.2%
Constellation Automotive Financing PLC (E)	4.875	07-15-27	GBP	2,813,000	3,454,986
Distributors 0.1%
Northwest Fiber LLC (E)	6.000	02-15-28		3,136,000	2,744,000
Diversified consumer services 0.3%
Paganini BidCo SpA (Greater of 3 month EURIBOR + 4.250% or 4.250%) (E)(G)	4.250	10-30-28	EUR	2,709,000	3,026,075
WW International, Inc. (E)	4.500	04-15-29		5,128,000	4,305,725
Hotels, restaurants and leisure 1.8%
Allwyn Entertainment Financing UK PLC (Greater of 3 month EURIBOR + 4.125% or 4.125%) (E)(G)	4.125	02-15-28	EUR	2,340,000	2,577,809
Caesars Entertainment, Inc. (E)	4.625	10-15-29		461,000	437,374
Caesars Resort Collection LLC (E)	5.750	07-01-25		1,000,000	1,025,435
Deuce Finco PLC (E)	5.500	06-15-27	GBP	2,979,000	3,831,265
Deuce Finco PLC	5.500	06-15-27	GBP	1,953,000	2,511,736
eDreams ODIGEO SA (E)	5.500	07-15-27	EUR	1,905,000	2,091,417
International Game Technology PLC (E)	4.125	04-15-26		959,000	944,615
Premier Entertainment Sub LLC (E)	5.625	09-01-29		3,004,000	2,724,718
Premier Entertainment Sub LLC (E)	5.875	09-01-31		3,004,000	2,703,600
Punch Finance PLC (E)	6.125	06-30-26	GBP	1,598,000	2,087,909
Punch Finance PLC	6.125	06-30-26	GBP	3,420,000	4,468,492
Stonegate Pub Company Financing 2019 PLC	8.000	07-13-25	GBP	667,000	905,910
Stonegate Pub Company Financing 2019 PLC	8.000	07-13-25	GBP	4,077,000	5,537,321
Stonegate Pub Company Financing 2019 PLC (E)	8.250	07-31-25	GBP	1,355,000	1,854,131
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	39

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Stonegate Pub Company Financing 2019 PLC	8.250	07-31-25	GBP	2,706,000	$3,702,789
Specialty retail 1.1%
F-Brasile SpA (E)	7.375	08-15-26		9,762,000	9,420,330
Maxeda DIY Holding BV (E)	5.875	10-01-26	EUR	785,000	846,312
Maxeda DIY Holding BV	5.875	10-01-26	EUR	3,607,000	3,888,780
SRS Distribution, Inc. (E)	4.625	07-01-28		1,336,000	1,280,890
SRS Distribution, Inc. (E)	6.000	12-01-29		1,108,000	1,047,060
SRS Distribution, Inc. (E)	6.125	07-01-29		3,056,000	2,919,886
Staples, Inc. (E)	7.500	04-15-26		3,278,000	3,240,959
Consumer staples 0.4%					8,529,967
Food and staples retailing 0.2%
Ocado Group PLC	3.875	10-08-26	GBP	3,000,000	3,633,440
Household products 0.1%
Kronos Acquisition Holdings, Inc. (E)	5.000	12-31-26		1,966,000	1,774,315
Personal products 0.1%
Douglas GmbH (E)	6.000	04-08-26	EUR	1,299,000	1,399,018
Douglas GmbH	6.000	04-08-26	EUR	1,600,000	1,723,194
Energy 0.1%					1,299,601
Oil, gas and consumable fuels 0.1%
New Fortress Energy, Inc. (E)	6.500	09-30-26		1,355,000	1,299,601
Financials 1.4%					29,501,273
Capital markets 0.6%
AG Issuer LLC (E)	6.250	03-01-28		8,712,000	8,812,188
Hightower Holding LLC (E)	6.750	04-15-29		3,140,000	3,140,000
Consumer finance 0.1%
Encore Capital Group, Inc. (E)	4.250	06-01-28	GBP	2,070,000	2,565,158
Diversified financial services 0.7%
Castor SpA (Greater of 3 month EURIBOR + 5.250% or 5.250%) (E)(G)	5.250	02-15-29	EUR	3,498,000	3,892,715
Cobra AcquisitionCo LLC (E)	6.375	11-01-29		2,899,000	2,654,933
Garfunkelux Holdco 3 SA (E)	6.750	11-01-25	EUR	1,645,000	1,848,644
Garfunkelux Holdco 3 SA	6.750	11-01-25	EUR	1,400,000	1,573,314
Lincoln Financing SARL (Greater of 3 month EURIBOR + 3.875% or 3.875%) (G)	3.875	04-01-24	EUR	4,500,000	5,014,321
40	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care 1.4%					$29,785,438
Health care equipment and supplies 0.1%
Embecta Corp. (E)	5.000	02-15-30		1,859,000	1,833,439
Health care providers and services 0.5%
US Acute Care Solutions LLC (E)	6.375	03-01-26		10,977,000	10,812,345
Pharmaceuticals 0.8%
Bausch Health Companies, Inc. (E)	6.125	02-01-27		2,753,000	2,775,575
Cheplapharm Arzneimittel GmbH (E)	5.500	01-15-28		7,494,000	7,489,204
Jazz Securities DAC (E)	4.375	01-15-29		2,316,000	2,293,905
Organon & Company (E)	4.125	04-30-28		2,730,000	2,685,255
Organon & Company (E)	5.125	04-30-31		1,899,000	1,895,715
Industrials 1.2%					24,041,209
Aerospace and defense 0.2%
Spirit AeroSystems, Inc. (E)	7.500	04-15-25		3,237,000	3,363,243
TransDigm, Inc. (E)	6.250	03-15-26		202,000	207,808
Air freight and logistics 0.1%
First Student Bidco, Inc. (E)	4.000	07-31-29		1,450,000	1,370,239
Building products 0.2%
Victors Merger Corp. (E)	6.375	05-15-29		5,855,000	5,069,815
Commercial services and supplies 0.0%
PECF USS Intermediate Holding III Corp. (E)	8.000	11-15-29		1,376,000	1,341,600
Construction and engineering 0.2%
New Enterprise Stone & Lime Company, Inc. (E)	5.250	07-15-28		2,375,000	2,309,688
Novafives SAS (Greater of 3 month EURIBOR + 4.500% or 4.500%) (G)	4.500	06-15-25	EUR	1,332,000	1,241,909
Machinery 0.2%
SRM Escrow Issuer LLC (E)	6.000	11-01-28		3,692,000	3,690,634
Marine 0.1%
Anarafe SLU (3 month EURIBOR + 1.000% Cash or 3 month EURIBOR + 11.750% PIK) (E)	11.750	03-31-26	EUR	1,152,407	1,492,417
Road and rail 0.2%
Uber Technologies, Inc. (E)	4.500	08-15-29		4,130,000	3,953,856
Information technology 1.2%					26,054,171
IT services 0.1%
Paysafe Finance PLC (E)	4.000	06-15-29		2,584,000	2,248,597
Software 1.1%
Avaya, Inc. (E)	6.125	09-15-28		8,025,000	7,724,063
Castle US Holding Corp. (E)	9.500	02-15-28		1,874,000	1,920,850
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	41

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Condor Merger Sub, Inc. (E)	7.375	02-15-30		5,294,000	$5,086,449
Helios Software Holdings, Inc. (E)	4.625	05-01-28		5,437,000	5,090,174
ION Trading Technologies Sarl (E)	5.750	05-15-28		4,055,000	3,984,038
Materials 1.1%					22,222,035
Chemicals 0.6%
ASP Unifrax Holdings, Inc. (E)	5.250	09-30-28		3,771,000	3,610,733
ASP Unifrax Holdings, Inc. (E)(F)	7.500	09-30-29		2,812,000	2,565,950
Olympus Water US Holding Corp. (E)	6.250	10-01-29		1,969,000	1,806,558
Venator Finance Sarl (E)(F)	5.750	07-15-25		1,558,000	1,402,200
Venator Finance Sarl (E)	9.500	07-01-25		2,341,000	2,516,575
Containers and packaging 0.3%
Kleopatra Holdings 2 SCA	6.500	09-01-26	EUR	2,424,000	2,228,686
LABL, Inc. (E)	5.875	11-01-28		1,394,000	1,334,267
LABL, Inc. (E)	6.750	07-15-26		1,591,000	1,594,978
Pactiv Evergreen Group Issuer LLC (E)	4.375	10-15-28		1,171,000	1,081,711
Metals and mining 0.2%
Midwest Vanadium Proprietary, Ltd. (B)(E)	11.500	02-15-18		5,668,325	10,600

PMHC II, Inc. (E)	9.000	02-15-30		4,184,000	4,069,777
Asset backed securities 1.6%					$32,508,305
(Cost $32,920,202)
Asset backed securities 1.6%					32,508,305
Atlas Senior Loan Fund X, Ltd. Series 2018-10A, Class D (3 month LIBOR + 2.750%) (E)(G)	2.991	01-15-31		4,900,000	4,420,119
Cedar Funding VIII CLO, Ltd. Series 2017-8A, Class DR (3 month LIBOR + 3.500%) (E)(G)	3.741	10-17-34		850,000	846,175
Hayfin US XIV, Ltd. Series 2021-14A, Class D (3 month LIBOR + 3.650%) (E)(G)	3.904	07-20-34		3,000,000	3,004,401
Jamestown CLO IX, Ltd. Series 2016-9A, Class CRR (3 month LIBOR + 3.900%) (E)(G)	4.158	07-25-34		3,450,000	3,469,824
Jamestown CLO XVI, Ltd. Series 2021-16A, Class D (3 month LIBOR + 3.650%) (E)(G)	3.908	07-25-34		3,100,000	3,108,420
Marble Point CLO XI, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.800%) (E)(G)	3.041	12-18-30		2,500,000	2,297,990
42	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Northwoods Capital XVII, Ltd. Series 2018-17A, Class D (3 month LIBOR + 2.850%) (E)(G)	3.109	04-22-31	1,350,000	$1,272,591
Parallel, Ltd. Series 2020-1A, Class CR (3 month LIBOR + 3.400%) (E)(G)	3.654	07-20-34	1,350,000	1,327,730
Sculptor CLO XXVII, Ltd. Series 27A, Class D (3 month LIBOR + 3.700%) (E)(G)	3.954	07-20-34	3,550,000	3,519,498
Shackleton XIV CLO, Ltd. Series 2019-14A, Class DR (3 month LIBOR + 3.700%) (E)(G)	3.954	07-20-34	2,950,000	2,901,726
TCW CLO, Ltd. Series 2020-1A, Class DRR (3 month LIBOR + 3.400%) (E)(G)	3.586	04-20-34	1,300,000	1,280,326
Wellfleet CLO, Ltd.
Series 2020-2A, Class DR (3 month LIBOR + 3.800%) (E)(G)	4.042	07-15-34	2,900,000	2,891,306
Series 2021-2A, Class D (3 month LIBOR + 3.600%) (E)(G)	3.841	07-15-34	2,200,000	2,168,199

	Shares	Value
Common stocks 0.3%		$6,731,937
(Cost $15,974,569)
Communication services 0.1%		1,989,018
Entertainment 0.1%
Cineworld Group PLC (H)	105,512	18,825
Technicolor SA (F)(H)	586,571	1,970,193
Consumer discretionary 0.0%		65,109
Hotels, restaurants and leisure 0.0%
NPC International, Inc. (D)(H)	197,780	65,109
Energy 0.2%		4,677,810
Energy equipment and services 0.0%
Hercules Offshore, Inc. (D)(H)	196,736	0
Oil, gas and consumable fuels 0.2%
Murray Energy Corp. (H)	12,315	615,750
Ultra Petroleum Corp. (H)	37,155	1,069,767
Ultra Resources, Inc. (H)	3,503,928	2,992,293

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	43

	Yield (%)	Shares	Value
Short-term investments 8.5%			$176,579,511
(Cost $176,580,954)
Short-term funds 8.5%			176,579,511
John Hancock Collateral Trust (I)	0.0896(J)	899,790	8,999,254
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0265(J)	167,580,257	167,580,257

Total investments (Cost $2,230,505,741) 105.0%			$2,180,309,609
Other assets and liabilities, net (5.0%)			(102,969,802)
Total net assets 100.0%			$2,077,339,807

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	Non-income producing - Issuer is in default.
(C)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $248,621,252 or 12.0% of the fund’s net assets as of 2-28-22.
(F)	All or a portion of this security is on loan as of 2-28-22.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 2-28-22.
44	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	137,375,209	EUR	118,490,000	CITI	4/6/2022	$4,327,173	—
USD	16,568,479	EUR	14,580,000	MSCS	4/6/2022	197,136	—
USD	57,976,983	GBP	42,800,000	CITI	4/6/2022	543,516	—
						$5,067,825	—

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
At 2-28-22, the aggregate cost of investments for federal income tax purposes was $2,231,405,898. Net unrealized depreciation aggregated to $46,028,464, of which $11,513,269 related to gross unrealized appreciation and $57,541,733 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	45

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,221,505,044) including $9,138,605 of securities loaned	$2,171,310,355
Affiliated investments, at value (Cost $9,000,697)	8,999,254
Total investments, at value (Cost $2,230,505,741)	2,180,309,609
Unrealized appreciation on forward foreign currency contracts	5,067,825
Cash	1,050,249
Foreign currency, at value (Cost $24,131,745)	23,819,707
Collateral segregated at custodian for OTC derivative contracts	4,657,630
Interest receivable	11,360,869
Receivable for fund shares sold	7,066,134
Receivable for investments sold	37,811,503
Receivable for securities lending income	5,983
Receivable from affiliates	18,763
Other assets	119,638
Total assets	2,271,287,910
Liabilities
Distributions payable	55,277
Payable for investments purchased	183,180,404
Payable for fund shares repurchased	1,333,774
Payable upon return of securities loaned	9,000,918
Payable to affiliates
Accounting and legal services fees	67,247
Transfer agent fees	56,602
Trustees’ fees	560
Other liabilities and accrued expenses	253,321
Total liabilities	193,948,103
Net assets	$2,077,339,807
Net assets consist of
Paid-in capital	$2,468,561,228
Total distributable earnings (loss)	(391,221,421)
Net assets	$2,077,339,807

46	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 2-28-22 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($145,102,691 ÷ 17,829,551 shares)[1]	$8.14
Class C ($19,950,634 ÷ 2,441,560 shares)[1]	$8.17
Class I ($527,754,602 ÷ 64,904,045 shares)	$8.13
Class R6 ($400,657,043 ÷ 49,214,916 shares)	$8.14
Class 1 ($16,040,830 ÷ 1,973,267 shares)	$8.13
Class NAV ($967,834,007 ÷ 118,890,398 shares)	$8.14
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$8.35

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	47

STATEMENT OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Investment income
Interest	$42,017,214
Dividends	2,807,183
Securities lending	31,422
Total investment income	44,855,819
Expenses
Investment management fees	6,123,096
Distribution and service fees	264,143
Line of credit fees	215,258
Accounting and legal services fees	118,142
Transfer agent fees	296,552
Trustees’ fees	14,461
Custodian fees	62,699
State registration fees	60,288
Printing and postage	21,811
Professional fees	58,830
Other	66,962
Total expenses	7,302,242
Less expense reductions	(612,055)
Net expenses	6,690,187
Net investment income	38,165,632
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	3,436,372
Affiliated investments	(4,448)
Capital gain distributions received from affiliated investments	4,459
Forward foreign currency contracts	3,289,536
6,725,919
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(40,922,056)
Affiliated investments	(4,835)
Forward foreign currency contracts	4,200,884
(36,726,007)
Net realized and unrealized loss	(30,000,088)
Increase in net assets from operations	$8,165,544
48	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$38,165,632	$45,956,776
Net realized gain (loss)	6,725,919	(4,627,660)
Change in net unrealized appreciation (depreciation)	(36,726,007)	39,453,342
Increase in net assets resulting from operations	8,165,544	80,782,458
Distributions to shareholders
From earnings
Class A	(3,039,218)	(3,042,478)
Class B	—	(6,414)[1]
Class C	(387,574)	(643,345)
Class I	(9,034,993)	(3,210,075)
Class R6	(9,125,769)	(3,506,958)
Class 1	(380,372)	(511,178)
Class NAV	(24,412,380)	(24,702,509)
Total distributions	(46,380,306)	(35,622,957)
From fund share transactions	365,246,172	925,360,279
Total increase	327,031,410	970,519,780
Net assets
Beginning of period	1,750,308,397	779,788,617
End of period	$2,077,339,807	$1,750,308,397

[1]	Share class was redesignated during the period. Refer to Note 6 for further details.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	49

Financial highlights
CLASS A SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$8.30	$7.89	$8.28	$8.43	$8.45	$8.48
Net investment income[2]	0.16	0.30	0.36	0.40	0.34	0.37
Net realized and unrealized gain (loss) on investments	(0.13)	0.36	(0.36)	(0.16)	—[3]	—
Total from investment operations	0.03	0.66	—	0.24	0.34	0.37
Less distributions
From net investment income	(0.19)	(0.25)	(0.39)	(0.39)	(0.36)	(0.40)
Net asset value, end of period	$8.14	$8.30	$7.89	$8.28	$8.43	$8.45
Total return (%)[4,5]	0.38[6]	8.41	0.11	2.96	4.05	4.46
Ratios and supplemental data
Net assets, end of period (in millions)	$145	$118	$89	$109	$117	$138
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09[7]	1.12	1.17[8]	1.16	1.13	1.17
Expenses including reductions	1.00[7]	1.00	0.99[8]	1.06	1.13	1.16
Net investment income	3.83[7]	3.71	4.49	4.77	4.03	4.31
Portfolio turnover (%)	25	59	81	120	71	66

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Includes reimbursement of legal fees of 0.01%.
50	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$8.33	$7.92	$8.32	$8.47	$8.49	$8.52
Net investment income[2]	0.13	0.25	0.30	0.33	0.28	0.31
Net realized and unrealized gain (loss) on investments	(0.13)	0.34	(0.37)	(0.15)	(0.01)	0.01
Total from investment operations	—	0.59	(0.07)	0.18	0.27	0.32
Less distributions
From net investment income	(0.16)	(0.18)	(0.33)	(0.33)	(0.29)	(0.35)
Net asset value, end of period	$8.17	$8.33	$7.92	$8.32	$8.47	$8.49
Total return (%)[3,4]	0.01[5]	7.58	(0.74)	2.20	3.28	3.73
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$22	$39	$71	$102	$128
Ratios (as a percentage of average net assets):
Expenses before reductions	1.84[6]	1.87	1.92[7]	1.91	1.88	1.88
Expenses including reductions	1.75[6]	1.75	1.74[7]	1.81	1.88	1.87
Net investment income	3.05[6]	3.00	3.77	3.99	3.29	3.60
Portfolio turnover (%)	25	59	81	120	71	66

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes reimbursement of legal fees of 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	51

CLASS I SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$8.29	$7.89	$8.28	$8.43	$8.45	$8.48
Net investment income[2]	0.17	0.31	0.38	0.41	0.36	0.39
Net realized and unrealized gain (loss) on investments	(0.13)	0.35	(0.36)	(0.15)	—[3]	0.01
Total from investment operations	0.04	0.66	0.02	0.26	0.36	0.40
Less distributions
From net investment income	(0.20)	(0.26)	(0.41)	(0.41)	(0.38)	(0.43)
Net asset value, end of period	$8.13	$8.29	$7.89	$8.28	$8.43	$8.45
Total return (%)[4]	0.49[5]	8.52	0.34	3.19	4.31	4.78
Ratios and supplemental data
Net assets, end of period (in millions)	$528	$252	$49	$66	$152	$166
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[6]	0.87	0.92[7]	0.92	0.89	0.87
Expenses including reductions	0.77[6]	0.77	0.76[7]	0.83	0.88	0.85
Net investment income	4.08[6]	3.84	4.72	4.94	4.29	4.57
Portfolio turnover (%)	25	59	81	120	71	66

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes reimbursement of legal fees of 0.01%.
52	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$8.30	$7.89	$8.29	$8.43	$8.45	$8.48
Net investment income[2]	0.17	0.32	0.39	0.42	0.37	0.40
Net realized and unrealized gain (loss) on investments	(0.12)	0.36	(0.37)	(0.14)	—[3]	0.01
Total from investment operations	0.05	0.68	0.02	0.28	0.37	0.41
Less distributions
From net investment income	(0.21)	(0.27)	(0.42)	(0.42)	(0.39)	(0.44)
Net asset value, end of period	$8.14	$8.30	$7.89	$8.29	$8.43	$8.45
Total return (%)[4]	0.55[5]	8.77	0.33	3.44	4.41	4.88
Ratios and supplemental data
Net assets, end of period (in millions)	$401	$342	$2	$3	$6	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[7]	0.77	0.81[8]	0.81	0.79	0.77
Expenses including reductions	0.66[7]	0.66	0.65[8]	0.71	0.78	0.76
Net investment income	4.16[7]	3.93	4.88	5.06	4.45	4.66
Portfolio turnover (%)	25	59	81	120	71	66

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Includes reimbursement of legal fees of 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	53

CLASS 1 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$8.29	$7.88	$8.28	$8.42	$8.44	$8.47
Net investment income[2]	0.17	0.33	0.38	0.42	0.37	0.40
Net realized and unrealized gain (loss) on investments	(0.13)	0.35	(0.36)	(0.14)	(0.01)	—
Total from investment operations	0.04	0.68	0.02	0.28	0.36	0.40
Less distributions
From net investment income	(0.20)	(0.27)	(0.42)	(0.42)	(0.38)	(0.43)
Net asset value, end of period	$8.13	$8.29	$7.88	$8.28	$8.42	$8.44
Total return (%)[3]	0.53[4]	8.74	0.29	3.39	4.37	4.84
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$15	$16	$27	$30	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[5]	0.81	0.85[6]	0.84	0.83	0.81
Expenses including reductions	0.70[5]	0.70	0.69[6]	0.75	0.82	0.80
Net investment income	4.14[5]	4.04	4.82	5.07	4.36	4.63
Portfolio turnover (%)	25	59	81	120	71	66

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes reimbursement of legal fees of 0.01%.
54	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$8.30	$7.89	$8.29	$8.44	$8.45	$8.48
Net investment income[2]	0.17	0.33	0.38	0.42	0.37	0.40
Net realized and unrealized gain (loss) on investments	(0.12)	0.35	(0.36)	(0.15)	0.01	0.01
Total from investment operations	0.05	0.68	0.02	0.27	0.38	0.41
Less distributions
From net investment income	(0.21)	(0.27)	(0.42)	(0.42)	(0.39)	(0.44)
Net asset value, end of period	$8.14	$8.30	$7.89	$8.29	$8.44	$8.45
Total return (%)[3]	0.55[4]	8.78	0.34	3.32	4.55	4.89
Ratios and supplemental data
Net assets, end of period (in millions)	$968	$1,001	$583	$648	$865	$1,202
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[5]	0.76	0.80[6]	0.79	0.78	0.76
Expenses including reductions	0.66[5]	0.66	0.65[6]	0.71	0.77	0.75
Net investment income	4.16[5]	4.03	4.80	5.08	4.41	4.71
Portfolio turnover (%)	25	59	81	120	71	66

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes reimbursement of legal fees of 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	55

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair
56	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Term loans	$1,710,436,272	—	$1,709,521,542	$914,730
Corporate bonds	254,053,584	—	254,053,584	—
Asset backed securities	32,508,305	—	32,508,305	—
Common stocks	6,731,937	—	6,666,828	65,109
Short-term investments	176,579,511	$176,579,511	—	—
Total investments in securities	$2,180,309,609	$176,579,511	$2,002,750,259	$979,839
Derivatives:
Assets
Forward foreign currency contracts	$5,067,825	—	$5,067,825	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	57

depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At February 28, 2022, the fund had $11,694,977 in unfunded loan commitments outstanding.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2022, the fund loaned securities valued at $9,138,605 and received $9,000,918 of cash collateral.
58	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

In addition, non-cash collateral of approximately $718,817 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $400 million ($250 million is dedicated to the fund), subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Interest expense on the Statement of operations. For the six months ended February 28, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2022, were $215,258.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2021, the fund has a short-term capital loss carryforward of $36,536,023 and a long-term capital loss carryforward of $319,445,305 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	59

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the
60	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2022, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging $142.8 million to $211.9 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2022 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$5,067,825	—
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2022:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$3,289,536
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2022:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$4,200,884
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	61

Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.680% of the first $1.10 billion of the fund’s average daily net assets; (b) 0.630% of the next $1.90 billion of the fund’s average daily net assets; (c) 0.605% of the next $1.50 billion of the fund’s average daily net assets; (d) 0.590% of the next $1.50 billion of the fund’s average daily net assets and (e) 0.570% of the fund’s average daily net assets in excess of $6.00 billion. The Advisor has a subadvisory agreement with BCSF Advisors, LP (Bain Capital Credit) (Subadvisor). The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.66% of average net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding 12b-1 fees, service fee, transfer agent fee, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business, and all other Class Level Expenses. This agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R6, Class 1 and Class NAV shares exceed 1.00%, 1.75%, 0.77%, 0.66%, 0.70% and 0.66%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R6, Class 1 and Class NAV shares” means all expenses of the fund plus class specific expenses, excluding interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business. This agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.
62	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

For the six months ended February 28, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$53,621
Class C	8,301
Class I	112,655
Class R6	127,001
Class	Expense reduction
Class 1	$5,721
Class NAV	304,756
Total	$612,055

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of 0.59% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $72,812 for the six months ended February 28, 2022. Of this amount, $16,404 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $56,408 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2022, CDSCs received by the Distributor amounted to $913 and $1,750 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	63

categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$160,020	$71,376
Class C	100,270	11,191
Class I	—	198,727
Class R6	—	15,258
Class 1	3,853	—
Total	$264,143	$296,552
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,752,596	$47,573,531	6,859,380	$56,094,739
Distributions reinvested	348,399	2,871,550	343,695	2,804,607
Repurchased	(2,478,891)	(20,480,755)	(4,218,044)	(34,506,914)
Net increase	3,622,104	$29,964,326	2,985,031	$24,392,432
Class B shares
Sold	—	—	45	$354
Distributions reinvested	—	—	503	3,982
Repurchased	—	—	(239,238)	(1,903,818)
Net decrease	—	—	(238,690)	$(1,899,482)
Class C shares
Sold	427,549	$3,536,742	370,023	$3,065,141
Distributions reinvested	46,394	383,844	77,706	633,059
Repurchased	(635,111)	(5,283,913)	(2,810,979)	(22,872,097)
Net decrease	(161,168)	$(1,363,327)	(2,363,250)	$(19,173,897)
64	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class I shares
Sold	38,184,099	$315,084,101	28,912,821	$238,039,224
Distributions reinvested	1,070,435	8,807,282	380,816	3,126,902
Repurchased	(4,753,551)	(39,232,836)	(5,081,504)	(41,389,729)
Net increase	34,500,983	$284,658,547	24,212,133	$199,776,397
Class R6 shares
Sold	8,819,202	$72,796,246	42,926,197	$353,304,450
Distributions reinvested	1,106,919	9,125,493	418,380	3,464,169
Repurchased	(1,903,035)	(15,688,198)	(2,348,101)	(19,008,996)
Net increase	8,023,086	$66,233,541	40,996,476	$337,759,623
Class 1 shares
Sold	557,330	$4,600,804	961,072	$7,863,511
Distributions reinvested	46,188	380,372	62,794	511,178
Repurchased	(499,613)	(4,134,435)	(1,224,731)	(9,968,715)
Net increase (decrease)	103,905	$846,741	(200,865)	$(1,594,026)
Class NAV shares
Sold	2,791,909	$23,064,038	46,644,623	$384,523,749
Distributions reinvested	2,960,544	24,412,380	3,020,730	24,702,509
Repurchased	(7,547,502)	(62,570,074)	(2,882,076)	(23,127,026)
Net increase (decrease)	(1,795,049)	$(15,093,656)	46,783,277	$386,099,232
Total net increase	44,293,861	$365,246,172	112,174,112	$925,360,279
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 28, 2022. As of February 28, 2022, the Subadvisor held 14% of the fund (74% of Class R6). Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$1,780,295
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $737,258,642 and $461,014,488, respectively, for the six months ended February 28, 2022.
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	65

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2022, funds within the John Hancock group of funds complex held 46.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
JHF II Multimanager Lifestyle Balanced Portfolio	17.1%
JHF II Multimanager Lifestyle Growth Portfolio	10.1%
JHF II Multimanager Lifestyle Conservative Portfolio	7.7%
JHF II Multimanager Lifestyle Moderate Portfolio	7.2%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	899,790	$19,438,612	$67,831,494	$(78,261,569)	$(4,448)	$(4,835)	$31,422	$4,459	$8,999,254

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined.
66	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 11—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 12—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	67

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
BCSF Advisors, LP (“Bain Capital Credit”)
Portfolio Managers
Andrew Carlino
Kim Harris
Nate Whittier
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
68	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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with a heritage of financial stewardship dating back to 1862. Helping
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and operate with the highest standards of conduct and integrity.
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oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071526	328SA 2/22
4/2022

Semiannual report
John Hancock
Opportunistic Fixed Income Fund
Fixed income
February 28, 2022

A message to shareholders
Dear shareholder,
The U.S. and international bond markets continued to decline during the six months ended February 28, 2022, as bond yields remained on an upward trajectory. Rising inflation, driven primarily by surging energy and food prices, remained a key factor pushing global bond yields higher as investors priced in inflation-fighting interest rate increases by many of the world’s central banks. In particular, investors anticipated and priced in multiple short-term interest rate increases by the U.S. Federal Reserve to combat mounting inflationary pressures.
However, the conflict between Russia and Ukraine late in February halted the climb in global bond yields as economic sanctions against Russia and an uncertain outcome to the war fueled investor demand for the relative safety of government bonds.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Opportunistic Fixed Income Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
43	Financial statements
47	Financial highlights
52	Notes to financial statements
69	More information
SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2022 (%)

The Bloomberg Global Aggregate Bond USD Hedged Index tracks the performance of global investment-grade debt in fixed-rate treasury, government-related, corporate, and securitized bond markets. Currency exposure is hedged to the U.S. dollar (USD).
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 6-4-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/28/2022 (% of total investments)

QUALITY COMPOSITION AS OF 2/28/2022 (% of total investments)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-22 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	3

COUNTRY COMPOSITION AS OF 2/28/2022 (% of total investments)
United States	50.2
South Korea	7.3
Brazil	5.4
Japan	5.3
New Zealand	2.9
Norway	2.5
Cayman Islands	2.2
Israel	2.2
Iceland	2.1
Australia	2.0
Other countries	17.9
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-22	as of 2-28-22
Class A1	-10.41	1.96	1.43	-12.21	10.22	15.27	2.95	2.61
Class C1	-7.15	2.90	1.90	-8.86	15.39	20.69	2.34	1.98
Class I1,2	-5.56	3.05	1.97	-7.49	16.20	21.53	3.31	2.98
Class R6[1,2]	-5.45	3.07	1.98	-7.46	16.33	21.67	3.47	3.11
Class 1[2]	-5.57	3.05	1.97	-7.50	16.19	21.52	3.43	3.06
Index 1††	-2.19	2.69	3.05	-3.76	14.18	35.02	—	—
Index 2††	-5.32	2.36	1.28	-5.57	12.37	13.54	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6 and Class 1 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class 1
Gross (%)	1.69	2.44	1.44	1.34	1.38
Net (%)	1.19	1.94	0.94	0.84	0.88
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
†† Index 1 is the Bloomberg Global Aggregate Bond USD Hedged Index; Index 2 is the Bloomberg Global Aggregate Bond Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Opportunistic Fixed Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	2-29-12	12,069	12,069	13,502	11,354
Class I1,2	2-29-12	12,153	12,153	13,502	11,354
Class R6[1,2]	2-29-12	12,167	12,167	13,502	11,354
Class 1[2]	2-29-12	12,152	12,152	13,502	11,354
The Bloomberg Global Aggregate Bond USD Hedged Index tracks the performance of global investment-grade debt in fixed-rate treasury, government-related, corporate, and securitized bond markets. Currency exposure is hedged to the U.S. dollar (USD).
The Bloomberg Global Aggregate Bond Index tracks the performance of global investment-grade debt in fixed-rate treasury, government-related, corporate, and securitized bond markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A, Class C, Class I, and Class R6 shares were first offered on 6-4-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022. Look in any other fund shareholder report
SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	7

to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$924.10	$5.53	1.16%
	Hypothetical example	1,000.00	1,019.00	5.81	1.16%
Class C	Actual expenses/actual returns	1,000.00	920.60	9.10	1.91%
	Hypothetical example	1,000.00	1,015.30	9.54	1.91%
Class I	Actual expenses/actual returns	1,000.00	925.10	4.34	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Class R6	Actual expenses/actual returns	1,000.00	925.40	3.87	0.81%
	Hypothetical example	1,000.00	1,020.80	4.06	0.81%
Class 1	Actual expenses/actual returns	1,000.00	925.00	4.06	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-22 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 9.6%					$15,305,989
(Cost $15,613,890)
U.S. Government 4.1%					6,487,862
U.S. Treasury
Treasury Inflation Protected Security (A)	0.125	04-15-26		1,626,390	1,735,187
Treasury Inflation Protected Security (A)	0.125	02-15-51		3,608,428	3,879,553
Treasury Inflation Protected Security (A)	0.250	02-15-50		596,371	657,778
Treasury Inflation Protected Security	0.750	02-15-45		71,030	85,314
Treasury Inflation Protected Security (A)	0.875	02-15-47		103,937	130,030
U.S. Government Agency 5.5%					8,818,127
Federal National Mortgage Association
30 Yr Pass Thru (B)	2.500	TBA		4,020,000	3,965,352

30 Yr Pass Thru (B)	2.500	TBA		4,930,000	4,852,775
Foreign government obligations 45.7%					$72,980,411
(Cost $81,943,636)
Argentina 0.1%					70,540
Republic of Argentina
Bond	1.000	07-09-29		7,467	2,464
Bond (1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	1.125	07-09-35		229,987	68,076
Australia 2.1%					3,338,794
Commonwealth of Australia
Bond	0.250	11-21-32	AUD	1,870,000	1,440,432
Inflation Linked Bond	0.820	11-21-27	AUD	2,215,000	1,898,362
Benin 0.2%					330,909
Republic of Benin
Bond	4.950	01-22-35	EUR	345,000	330,909
Brazil 5.7%					9,056,946
Federative Republic of Brazil
Note	6.000	05-15-55	BRL	1,864,000	1,455,748
Note	10.000	01-01-25	BRL	3,283,000	617,149
Note	10.000	01-01-29	BRL	38,287,000	6,984,049
Bulgaria 0.2%					385,691
Republic of Bulgaria
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Bulgaria (continued)
Bond	1.375	09-23-50	EUR	450,000	$385,691
Chile 1.6%					2,620,569
Republic of Chile
Bond	1.900	09-01-30	CLP	1,892,352,000	2,355,725
Bond	5.000	03-01-35	CLP	140,000,000	167,152
CPI Linked Bond	1.250	01-22-51	EUR	120,000	97,692
Colombia 0.8%					1,250,554
Republic of Colombia
Bond	3.875	03-22-26	EUR	145,000	168,711
Bond	3.875	02-15-61		745,000	534,917
Bond	6.125	01-18-41		260,000	251,846
Bond	7.000	03-26-31	COP	1,357,400,000	295,080
Croatia 0.6%					930,424
Republic of Croatia
Bond	1.125	03-04-33	EUR	110,000	106,779
Bond	1.500	06-17-31	EUR	565,000	579,341
Bond	1.750	03-04-41	EUR	255,000	244,304
Czech Republic 0.2%					357,800
Czech Republic
Bond	2.500	08-25-28	CZK	8,330,000	357,800
Dominican Republic 0.3%					456,610
Government of Dominican Republic
Bond	4.875	09-23-32		340,000	309,403
Bond (C)	6.000	02-22-33		150,000	147,207
Egypt 0.4%					664,077
Arab Republic of Egypt
Bond	7.903	02-21-48		820,000	604,256
Bond	14.563	07-06-26	EGP	930,000	59,821
El Salvador 0.1%					73,875
Republic of El Salvador
Bond	7.125	01-20-50		150,000	73,875
Greece 0.1%					133,687
Republic of Greece
GDP-Linked Note (D)	4.484*	10-15-42	EUR	119,230,000	133,687
Hong Kong 0.1%					197,106
Airport Authority HK
Bond (C)	3.250	01-12-52		210,000	197,106
Hungary 0.7%					1,183,965
Republic of Hungary
Bond	1.500	11-17-50	EUR	445,000	374,228
Bond	1.625	04-28-32	EUR	110,000	115,863
Bond	1.750	06-05-35	EUR	430,000	437,788
10	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Hungary (continued)
Bond	3.000	10-27-27	HUF	95,370,000	$256,086
Iceland 2.2%					3,499,738
Republic of Iceland
Bond	5.000	11-15-28	ISK	431,960,000	3,499,738
Indonesia 0.9%					1,455,557
Republic of Indonesia
Bond	1.400	10-30-31	EUR	670,000	689,619
Bond	7.000	09-15-30	IDR	10,683,000,000	765,938
Israel 2.3%					3,731,233
State of Israel
Bond	3.750	03-31-47	ILS	10,104,544	3,731,233
Ivory Coast 0.3%					486,731
Republic of Ivory Coast
Bond	4.875	01-30-32	EUR	200,000	190,666
Bond	6.625	03-22-48	EUR	310,000	296,065
Japan 5.5%					8,735,501
Government of Japan
CPI Linked Bond	0.100	03-10-28	JPY	478,950,029	4,332,276
CPI Linked Bond	0.100	03-10-29	JPY	485,626,176	4,403,225
Macedonia 0.2%					369,066
Republic of North Macedonia
Bond	1.625	03-10-28	EUR	200,000	201,736
Bond	2.750	01-18-25	EUR	150,000	167,330
Malaysia 0.4%					664,348
Government of Malaysia
Bond	3.885	08-15-29	MYR	2,750,000	664,348
Mexico 1.6%					2,620,205
Government of Mexico
Bond	1.450	10-25-33	EUR	120,000	111,636
Bond	1.750	04-17-28	EUR	105,000	112,846
Bond	2.125	10-25-51	EUR	300,000	237,043
Bond	3.375	02-23-31	EUR	100,000	116,107
Bond	3.625	04-09-29	EUR	145,000	173,092
Bond	4.000	11-15-40	MXN	12,943,016	648,257
Bond	5.000	04-27-51		400,000	405,844
Bond	8.000	11-07-47	MXN	3,114,300	148,804
Bond	8.500	05-31-29	MXN	13,188,700	666,576
Morocco 0.5%					768,877
Kingdom of Morocco
Bond	1.500	11-27-31	EUR	620,000	573,034
Bond	2.000	09-30-30	EUR	200,000	195,843
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
New Zealand 3.1%					$4,956,929
Government of New Zealand
Bond	1.500	05-15-31	NZD	145,000	88,272
Bond	2.750	05-15-51	NZD	1,320,000	838,362
Inflation Linked Bond	2.789	09-20-40	NZD	380,000	364,019
Inflation Linked Bond	2.818	09-20-35	NZD	210,000	194,696
Inflation Linked Bond	3.435	09-20-30	NZD	3,735,000	3,471,580
Norway 2.6%					4,200,995
Kingdom of Norway
Bond (C)	1.375	08-19-30	NOK	18,230,000	1,972,134
Bond (C)	1.750	09-06-29	NOK	19,940,000	2,228,861
Panama 0.4%					635,253
Republic of Panama
Bond	4.500	04-01-56		200,000	193,196
Bond	4.500	01-19-63		465,000	442,057
Paraguay 0.1%					197,002
Republic of Paraguay
Bond	5.400	03-30-50		200,000	197,002
Peru 0.2%					378,361
Republic of Peru
Bond	1.950	11-17-36	EUR	215,000	208,504
Bond	6.950	08-12-31	PEN	610,000	169,857
Philippines 0.3%					422,829
Republic of the Philippines
Bond	1.750	04-28-41	EUR	435,000	422,829
Poland 0.3%					546,260
Republic of Poland
Bond	0.250	10-25-26	PLN	2,730,000	546,260
Romania 1.0%					1,509,961
Republic of Romania
Bond (C)	2.625	12-02-40	EUR	120,000	99,038
Bond (C)	2.750	04-14-41	EUR	360,000	297,071
Bond	3.375	01-28-50	EUR	740,000	636,814
Bond	3.650	07-28-25	RON	1,070,000	230,102
Bond (C)	3.750	02-07-34	EUR	130,000	133,139
Bond	3.875	10-29-35	EUR	110,000	113,797
Russia 0.8%					1,339,445
Government of Russia
Bond	5.900	03-12-31	RUB	256,290,000	794,280
Bond	6.000	10-06-27	RUB	48,970,000	194,388
Bond	6.900	05-23-29	RUB	71,950,000	261,891
Bond	7.050	01-19-28	RUB	3,775,000	15,604
Bond	7.650	04-10-30	RUB	18,970,000	73,282
12	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Saudi Arabia 0.3%					$457,083
Kingdom of Saudi Arabia
Bond (C)	2.250	02-02-33		486,000	457,083
Senegal 0.2%					304,474
Republic of Senegal
Bond	5.375	06-08-37	EUR	330,000	304,474
Serbia 0.5%					779,933
Republic of Serbia
Bond	1.500	06-26-29	EUR	280,000	268,000
Bond	1.650	03-03-33	EUR	230,000	199,315
Bond	2.050	09-23-36	EUR	375,000	312,618
South Africa 0.4%					594,635
Republic of South Africa
Bond	8.250	03-31-32	ZAR	10,180,000	594,635
South Korea 7.8%					12,473,660
Republic of Korea
Bond	1.375	12-10-29	KRW	11,576,020,000	8,773,877
Bond	1.375	06-10-30	KRW	265,560,000	200,221
Bond	2.000	06-10-31	KRW	1,024,580,000	805,822
Bond	2.375	12-10-31	KRW	302,630,000	244,643
Inflation Linked Bond	1.125	06-10-30	KRW	2,569,464,326	2,162,389
Inflation Linked Bond	1.750	06-10-28	KRW	328,983,997	286,708
Thailand 0.5%					714,607
Kingdom of Thailand
Bond	1.600	12-17-29	THB	23,990,000	714,607
Turkey 0.1%					82,594
Republic of Turkey
Bond	12.600	10-01-25	TRY	1,550,000	82,594
Uruguay 0.0%					3,587
Republic of Uruguay

Bond	8.500	03-15-28	UYU	150,000	3,587
Corporate bonds 19.3%					$30,902,037
(Cost $32,311,759)
Austria 0.2%					238,524
Klabin Austria GmbH (C)	7.000	04-03-49		230,000	238,524
Brazil 0.1%					214,289
StoneCo, Ltd.	3.950	06-16-28		200,000	158,100
Suzano Austria GmbH	3.750	01-15-31		60,000	56,189
Canada 0.2%					263,336
goeasy, Ltd. (C)	4.375	05-01-26		133,000	130,586
NOVA Chemicals Corp. (C)	4.250	05-15-29		90,000	84,337
Open Text Corp. (C)	3.875	02-15-28		50,000	48,413
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Cayman Islands 0.1%					$114,431
Seagate HDD Cayman	3.375	07-15-31		60,000	54,657
Spirit Loyalty Cayman, Ltd. (C)	8.000	09-20-25		55,000	59,774
China 0.1%					80,000
KWG Group Holdings, Ltd.	6.000	08-14-26		200,000	80,000
Finland 0.0%					23,900
Nokia OYJ	6.625	05-15-39		20,000	23,900
France 0.8%					1,257,157
Chrome Bidco SASU	3.500	05-31-28	EUR	160,000	166,757
Constellium SE	3.125	07-15-29	EUR	160,000	162,583
Societe Generale SA (4.027% to 1-21-42, then 1 Year CMT + 1.900%) (C)	4.027	01-21-43		200,000	181,895
TotalEnergies Capital International SA	1.618	05-18-40	EUR	100,000	105,624
TotalEnergies SE (2.125% to 1-25-33, then 5 Year Euro Swap Rate + 2.513% to 1-25-53, then 5 Year Euro Swap Rate + 3.263%) (E)	2.125	07-25-32	EUR	240,000	234,117
Valeo	1.000	08-03-28	EUR	400,000	406,181
Germany 0.2%					302,147
Allianz SE (2.625% to 4-30-31, then 5 Year Euro Swap Rate + 2.770%) (E)	2.625	10-30-30	EUR	200,000	200,704
Muenchener Rueckversicherungs-Gesellschaft AG (1.250% to 5-26-31, then 3 month EURIBOR + 2.550%)	1.250	05-26-41	EUR	100,000	101,443
Indonesia 0.1%					224,560
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	6.250	01-25-49		200,000	224,560
Italy 0.4%					715,787
Assicurazioni Generali SpA	2.429	07-14-31	EUR	510,000	542,912
IMA Industria Macchine Automatiche SpA	3.750	01-15-28	EUR	165,000	172,875
Japan 0.2%					357,846
Takeda Pharmaceutical Company, Ltd.	3.175	07-09-50		200,000	179,122
Takeda Pharmaceutical Company, Ltd.	3.375	07-09-60		200,000	178,724
Luxembourg 0.1%					226,796
Arena Luxembourg Finance Sarl	1.875	02-01-28	EUR	120,000	115,411
14	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Luxembourg (continued)
Swiss Re Finance Luxembourg SA (2.534% to 4-30-30, then 1 Year EURIBOR ICE Swap Rate + 2.850%)	2.534	04-30-50	EUR	100,000	$111,385
Macau 0.1%					235,053
Wynn Macau, Ltd. (C)	5.625	08-26-28		270,000	235,053
Malaysia 0.1%					176,720
Petronas Capital, Ltd.	3.404	04-28-61		200,000	176,720
Malta 0.1%					167,471
VistaJet Malta Finance PLC (C)	6.375	02-01-30		176,000	167,471
Mexico 0.1%					229,657
Comision Federal de Electricidad (C)	6.264	02-15-52		230,000	229,657
Netherlands 0.7%					1,077,213
Prosus NV (C)	4.987	01-19-52		200,000	178,006
Q-Park Holding I BV	2.000	03-01-27	EUR	170,000	167,450
Telefonica Europe BV (2.376% to 5-12-29, then 8 Year Euro Swap Rate + 2.616% to 2-12-31, then 8 Year Euro Swap Rate + 2.866%) (E)	2.376	02-12-29	EUR	200,000	193,675
Teva Pharmaceutical Finance Netherlands II BV	4.375	05-09-30	EUR	350,000	364,190
Wintershall Dea Finance 2 BV (3.000% to 1-20-29, then 5 Year Euro Swap Rate + 3.319% to 1-20-34, then 5 Year Euro Swap Rate + 4.319%) (E)	3.000	07-20-28	EUR	200,000	173,892
Switzerland 0.2%					273,154
Credit Suisse Group AG	4.875	05-15-45		250,000	273,154
United Kingdom 0.1%					113,613
Vodafone Group PLC	2.500	05-24-39	EUR	100,000	113,613
United States 15.4%					24,610,383
Acrisure LLC (C)	6.000	08-01-29		62,000	55,898
Acrisure LLC (C)	7.000	11-15-25		131,000	130,489
Alcon Finance Corp. (C)	3.800	09-23-49		200,000	195,223
Alliant Holdings Intermediate LLC (C)	6.750	10-15-27		130,000	127,075
Altria Group, Inc.	3.125	06-15-31	EUR	170,000	192,927
American Airlines, Inc. (C)	5.750	04-20-29		110,000	112,455
Amgen, Inc.	3.000	01-15-52		140,000	119,880
AmWINS Group, Inc. (C)	4.875	06-30-29		30,000	28,575
Antero Midstream Partners LP (C)	5.375	06-15-29		83,000	83,415
Antero Resources Corp. (C)	5.375	03-01-30		81,000	82,519
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Antero Resources Corp. (C)	8.375	07-15-26	55,000	$60,363
Anthem, Inc.	3.600	03-15-51	220,000	215,948
Aon Corp.	2.900	08-23-51	245,000	210,446
Aon Corp.	3.900	02-28-52	35,000	35,144
APX Group, Inc. (C)	5.750	07-15-29	92,000	82,449
Aramark Services, Inc. (C)	6.375	05-01-25	155,000	160,503
Arches Buyer, Inc. (C)	6.125	12-01-28	165,000	155,100
AssuredPartners, Inc. (C)	5.625	01-15-29	63,000	57,947
At Home Group, Inc. (C)	7.125	07-15-29	133,000	118,038
Bank of America Corp. (2.831% to 10-24-50, then SOFR + 1.880%)	2.831	10-24-51	60,000	52,476
Bank of America Corp. (2.482% to 9-21-31, then 5 Year CMT + 1.200%)	2.482	09-21-36	120,000	108,929
Bank of America Corp. (2.972% to 2-4-32, then SOFR + 1.330%)	2.972	02-04-33	140,000	137,148
Bausch Health Companies, Inc. (C)	4.875	06-01-28	60,000	57,634
Bausch Health Companies, Inc. (C)	5.000	01-30-28	63,000	52,763
Baxter International, Inc. (C)	3.132	12-01-51	130,000	116,589
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) (C)	7.750	04-01-27	82,000	76,260
Becton, Dickinson and Company	3.794	05-20-50	110,000	110,093
Berkshire Hathaway Finance Corp.	4.250	01-15-49	100,000	111,501
Black Knight InfoServ LLC (C)	3.625	09-01-28	290,000	274,523
Blackstone Holdings Finance Company LLC (C)	3.200	01-30-52	230,000	207,184
Block, Inc. (C)	3.500	06-01-31	120,000	112,685
Blue Racer Midstream LLC (C)	7.625	12-15-25	60,000	63,075
Booz Allen Hamilton, Inc. (C)	4.000	07-01-29	95,000	93,738
Boston Scientific Corp.	4.700	03-01-49	95,000	107,948
Boyd Gaming Corp. (C)	8.625	06-01-25	62,000	65,255
Bristol-Myers Squibb Company (B)	3.550	03-15-42	30,000	30,564
Bristol-Myers Squibb Company (B)	3.700	03-15-52	140,000	144,313
Bristol-Myers Squibb Company	4.550	02-20-48	185,000	214,607
Broadcom, Inc.	4.300	11-15-32	140,000	147,505
Buckeye Partners LP	5.850	11-15-43	190,000	165,526
Builders FirstSource, Inc. (C)	4.250	02-01-32	90,000	86,392
Builders FirstSource, Inc. (C)	5.000	03-01-30	290,000	297,037
Caesars Entertainment, Inc. (C)	8.125	07-01-27	135,000	145,527
Carnival Corp. (C)	6.000	05-01-29	165,000	160,205
Carnival Corp. (C)	7.625	03-01-26	110,000	113,079
CCO Holdings LLC (C)	5.375	06-01-29	159,000	161,485
Charles River Laboratories International, Inc. (C)	4.000	03-15-31	90,000	86,175
16	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Charter Communications Operating LLC	3.700	04-01-51	225,000	$188,765
Charter Communications Operating LLC	3.900	06-01-52	185,000	160,904
Chubb INA Holdings, Inc.	3.050	12-15-61	110,000	98,261
Cigna Corp.	3.400	03-15-50	120,000	109,772
Citigroup, Inc. (3.057% to 1-25-32, then SOFR + 1.351%)	3.057	01-25-33	100,000	98,585
Citigroup, Inc.	4.650	07-23-48	45,000	52,601
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	79,000	77,325
Clearway Energy Operating LLC (C)	3.750	02-15-31	185,000	172,114
Community Health Systems, Inc. (C)	4.750	02-15-31	60,000	56,475
Community Health Systems, Inc. (C)	6.000	01-15-29	60,000	60,075
Compass Group Diversified Holdings LLC (C)	5.250	04-15-29	163,000	157,561
Consolidated Communications, Inc. (C)	6.500	10-01-28	159,000	158,205
Consolidated Edison Company of New York, Inc.	4.300	12-01-56	90,000	94,363
Cox Communications, Inc. (C)	2.950	10-01-50	260,000	214,196
Crown Castle International Corp.	4.150	07-01-50	110,000	110,162
CSC Holdings LLC (C)	4.125	12-01-30	200,000	179,584
Cummins, Inc.	2.600	09-01-50	120,000	99,417
Dave & Buster’s, Inc. (C)	7.625	11-01-25	58,000	60,755
Dick’s Sporting Goods, Inc.	4.100	01-15-52	115,000	100,640
DISH DBS Corp.	5.125	06-01-29	40,000	33,750
Duke Energy Carolinas LLC	3.950	03-15-48	50,000	51,949
Embarq Corp.	7.995	06-01-36	55,000	54,313
Enact Holdings, Inc. (C)	6.500	08-15-25	80,000	82,792
EnLink Midstream LLC (C)	5.625	01-15-28	132,000	133,320
EQM Midstream Partners LP (C)	4.750	01-15-31	185,000	173,438
EQT Corp.	7.500	02-01-30	145,000	172,950
FirstCash, Inc. (C)	4.625	09-01-28	338,000	319,099
FirstCash, Inc. (C)	5.625	01-01-30	155,000	153,915
Flex, Ltd.	4.875	05-12-30	130,000	141,799
Freedom Mortgage Corp. (C)	6.625	01-15-27	190,000	175,275
Freedom Mortgage Corp. (C)	7.625	05-01-26	165,000	158,400
Frontier Communications Holdings LLC (C)	5.875	10-15-27	60,000	60,848
Frontier Communications Holdings LLC (C)	6.000	01-15-30	213,000	198,410
Frontier Communications Holdings LLC (C)	6.750	05-01-29	220,000	213,575
Gartner, Inc. (C)	3.750	10-01-30	35,000	34,048
Genworth Holdings, Inc.	4.800	02-15-24	187,000	191,991
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Genworth Holdings, Inc.	6.500	06-15-34	60,000	$59,527
Go Daddy Operating Company LLC (C)	3.500	03-01-29	45,000	42,623
Great Lakes Dredge & Dock Corp. (C)	5.250	06-01-29	170,000	170,243
Hawaiian Brand Intellectual Property, Ltd. (C)	5.750	01-20-26	163,000	165,038
HCA, Inc.	5.250	06-15-49	95,000	108,065
Hightower Holding LLC (C)	6.750	04-15-29	164,000	164,000
Hologic, Inc. (C)	3.250	02-15-29	170,000	161,075
Home Point Capital, Inc. (C)	5.000	02-01-26	325,000	268,125
HUB International, Ltd. (C)	5.625	12-01-29	120,000	114,000
HUB International, Ltd. (C)	7.000	05-01-26	130,000	130,871
Interstate Power & Light Company	3.100	11-30-51	115,000	101,443
Iron Mountain, Inc. (C)	4.875	09-15-29	260,000	251,550
Iron Mountain, Inc. (C)	5.250	07-15-30	90,000	89,301
JPMorgan Chase & Co. (2.580% to 4-22-31, then SOFR + 1.250%)	2.580	04-22-32	60,000	57,474
JPMorgan Chase & Co. (2.963% to 1-25-32, then SOFR + 1.260%)	2.963	01-25-33	115,000	113,668
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (E)	4.600	02-01-25	100,000	98,200
KLA Corp.	3.300	03-01-50	115,000	108,624
Ladder Capital Finance Holdings LLLP (C)	4.250	02-01-27	188,000	183,065
LBM Acquisition LLC (C)	6.250	01-15-29	83,000	76,912
LD Holdings Group LLC (C)	6.125	04-01-28	98,000	87,392
LD Holdings Group LLC (C)	6.500	11-01-25	60,000	57,000
Lennar Corp.	4.750	11-29-27	63,000	68,489
LFS Topco LLC (C)	5.875	10-15-26	80,000	79,916
Lowe’s Companies, Inc.	3.000	10-15-50	250,000	217,253
M/I Homes, Inc.	3.950	02-15-30	187,000	170,105
MajorDrive Holdings IV LLC (C)	6.375	06-01-29	30,000	27,134
Matador Resources Company	5.875	09-15-26	185,000	187,775
Microsoft Corp.	3.041	03-17-62	115,000	109,753
MidAmerican Energy Company	4.250	07-15-49	100,000	111,572
Mileage Plus Holdings LLC (C)	6.500	06-20-27	60,000	63,300
Moody’s Corp.	2.550	08-18-60	140,000	105,170
Morgan Stanley (2.511% to 10-20-31, then SOFR + 1.200%)	2.511	10-20-32	120,000	113,302
Morgan Stanley (2.943% to 1-21-32, then SOFR + 1.290%)	2.943	01-21-33	35,000	34,274
Mozart Debt Merger Sub, Inc. (C)	5.250	10-01-29	30,000	28,650
MSCI, Inc. (C)	3.875	02-15-31	140,000	139,367
Nabors Industries, Inc. (C)	7.375	05-15-27	40,000	41,302
Nielsen Finance LLC (C)	4.500	07-15-29	125,000	112,299
18	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Nielsen Finance LLC (C)	5.625	10-01-28		145,000	$140,121
Nielsen Finance LLC (C)	5.875	10-01-30		190,000	184,007
Novartis Capital Corp.	4.000	11-20-45		100,000	110,124
Novelis Corp. (C)	4.750	01-30-30		131,000	128,186
Occidental Petroleum Corp.	3.000	02-15-27		85,000	82,875
Occidental Petroleum Corp.	6.450	09-15-36		65,000	76,538
Oncor Electric Delivery Company LLC	3.700	05-15-50		100,000	101,934
OneMain Finance Corp.	5.375	11-15-29		185,000	186,084
Organon & Company	2.875	04-30-28	EUR	100,000	104,700
Par Pharmaceutical, Inc. (C)	7.500	04-01-27		60,000	60,099
PennyMac Financial Services, Inc. (C)	4.250	02-15-29		350,000	313,250
Post Holdings, Inc. (C)	4.625	04-15-30		140,000	131,804
Presidio Holdings, Inc. (C)	8.250	02-01-28		290,000	297,076
Prologis Euro Finance LLC	1.000	02-16-41	EUR	270,000	240,455
Range Resources Corp. (C)	4.750	02-15-30		15,000	14,681
Range Resources Corp.	8.250	01-15-29		55,000	60,270
Raytheon Technologies Corp.	2.820	09-01-51		125,000	108,788
Regeneron Pharmaceuticals, Inc.	2.800	09-15-50		130,000	107,374
Reynolds American, Inc.	5.850	08-15-45		270,000	292,142
Rocket Mortgage LLC (C)	3.875	03-01-31		90,000	84,263
Royal Caribbean Cruises, Ltd. (C)	5.500	08-31-26		85,000	84,598
Royalty Pharma PLC	3.350	09-02-51		130,000	108,905
salesforce.com, Inc.	2.900	07-15-51		120,000	108,813
San Diego Gas & Electric Company	3.320	04-15-50		30,000	28,297
Scripps Escrow II, Inc. (C)	5.375	01-15-31		85,000	80,835
Service Corp. International	3.375	08-15-30		95,000	87,315
Service Corp. International	4.000	05-15-31		180,000	170,550
Signal Parent, Inc. (C)	6.125	04-01-29		84,000	69,930
Sirius XM Radio, Inc. (C)	3.875	09-01-31		350,000	322,445
SM Energy Company	6.500	07-15-28		135,000	138,375
Specialty Building Products Holdings LLC (C)	6.375	09-30-26		161,000	162,232
Spirit AeroSystems, Inc. (C)	5.500	01-15-25		60,000	61,658
SRM Escrow Issuer LLC (C)	6.000	11-01-28		161,000	160,940
SRS Distribution, Inc. (C)	6.000	12-01-29		179,000	169,155
SRS Distribution, Inc. (C)	6.125	07-01-29		172,000	164,339
Standard Industries, Inc. (C)	3.375	01-15-31		49,000	43,365
Standard Industries, Inc. (C)	4.375	07-15-30		516,000	488,538
Starbucks Corp.	3.500	11-15-50		125,000	117,066
STL Holding Company LLC (C)	7.500	02-15-26		85,000	87,125
Sysco Corp.	6.600	04-01-40		110,000	147,092
Sysco Corp.	6.600	04-01-50		20,000	27,826
Targa Resources Partners LP	5.375	02-01-27		82,000	84,358
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	19

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Taylor Morrison Communities, Inc. (C)	5.125	08-01-30		85,000	$84,714
Terex Corp. (C)	5.000	05-15-29		212,000	209,929
The Boeing Company	5.930	05-01-60		95,000	112,805
The Brooklyn Union Gas Company (C)	4.273	03-15-48		205,000	205,945
The Dun & Bradstreet Corp. (C)	5.000	12-15-29		70,000	67,200
The Gap, Inc. (C)	3.625	10-01-29		76,000	68,818
The Gap, Inc. (C)	3.875	10-01-31		234,000	209,707
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32		120,000	113,795
The Goldman Sachs Group, Inc.	4.750	10-21-45		140,000	159,185
The Hertz Corp. (C)	5.000	12-01-29		95,000	88,616
The Home Depot, Inc.	3.350	04-15-50		215,000	210,256
The Michaels Companies, Inc. (C)	7.875	05-01-29		38,000	33,250
The Travelers Companies, Inc.	3.050	06-08-51		110,000	102,641
The William Carter Company (C)	5.625	03-15-27		164,000	167,075
TopBuild Corp. (C)	3.625	03-15-29		30,000	28,133
TransDigm, Inc. (C)	6.250	03-15-26		160,000	164,600
Tucson Electric Power Company	4.000	06-15-50		100,000	101,635
United Natural Foods, Inc. (C)	6.750	10-15-28		159,000	164,366
United States Steel Corp.	6.875	03-01-29		160,000	164,392
United Wholesale Mortgage LLC (C)	5.500	11-15-25		60,000	57,750
United Wholesale Mortgage LLC (C)	5.500	04-15-29		179,000	163,785
United Wholesale Mortgage LLC (C)	5.750	06-15-27		212,000	202,576
UnitedHealth Group, Inc.	3.125	05-15-60		120,000	108,381
UnitedHealth Group, Inc.	3.700	08-15-49		105,000	108,718
UnitedHealth Group, Inc.	4.750	07-15-45		95,000	112,582
Verizon Communications, Inc.	2.875	11-20-50		130,000	111,101
Verizon Communications, Inc.	3.000	11-20-60		260,000	216,032
Victors Merger Corp. (C)	6.375	05-15-29		186,000	161,056
Viper Energy Partners LP (C)	5.375	11-01-27		290,000	297,540
Wells Fargo & Company (5.013% to 4-4-50, then SOFR + 4.502%)	5.013	04-04-51		90,000	110,825
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25		51,000	53,504
WMG Acquisition Corp.	2.250	08-15-31	EUR	160,000	158,424

Yum! Brands, Inc. (C)	7.750	04-01-25		10,000	10,420
Convertible bonds 1.7%					$2,750,516
(Cost $2,882,573)
Canada 0.0%					65,901
IMAX Corp. (C)	0.500	04-01-26		66,000	65,901
20	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
China 0.1%					$121,087
NIO, Inc.	0.500	02-01-27		150,000	121,087
France 0.0%					7,920
Worldline SA (F)	0.627	07-30-26	EUR	7,264	7,920
Israel 0.0%					13,725
SolarEdge Technologies, Inc., Zero Coupon	0.000	09-15-25		10,000	13,725
Italy 0.1%					113,834
Nexi SpA	1.750	04-24-27	EUR	100,000	113,834
Luxembourg 0.0%					106,356
Arrival SA (C)	3.500	12-01-26		170,000	106,356
Singapore 0.2%					321,105
Maxeon Solar Technologies, Ltd.	6.500	07-15-25		75,000	71,925
Sea, Ltd.	0.250	09-15-26		300,000	249,180
United Kingdom 0.3%					452,694
Endeavour Mining Corp. (C)	3.000	02-15-23		380,000	452,694
United States 1.0%					1,547,894
Airbnb, Inc. (C)(F)	1.548	03-15-26		35,000	32,863
Bandwidth, Inc.	0.250	03-01-26		12,000	8,962
Beyond Meat, Inc. (C)(F)	9.303	03-15-27		125,000	79,313
Block, Inc.	0.125	03-01-25		10,000	12,756
Bloomin’ Brands, Inc.	5.000	05-01-25		4,000	8,888
Ceridian HCM Holding, Inc. (C)	0.250	03-15-26		40,000	36,044
Cracker Barrel Old Country Store, Inc. (C)	0.625	06-15-26		26,000	25,480
DraftKings, Inc. (C)(F)	4.725	03-15-28		10,000	7,535
Etsy, Inc.	0.125	10-01-26		5,000	9,540
Exact Sciences Corp.	0.375	03-01-28		90,000	84,825
FTI Consulting, Inc.	2.000	08-15-23		20,000	29,650
JetBlue Airways Corp. (C)	0.500	04-01-26		140,000	134,400
John Bean Technologies Corp. (C)	0.250	05-15-26		27,000	25,350
NCL Corp., Ltd. (C)	2.500	02-15-27		13,000	12,038
NuVasive, Inc.	0.375	03-15-25		60,000	56,288
Pebblebrook Hotel Trust	1.750	12-15-26		35,000	38,798
Penn National Gaming, Inc.	2.750	05-15-26		4,000	9,482
Pioneer Natural Resources Company	0.250	05-15-25		35,000	80,008
Repay Holdings Corp. (C)(F)	3.829	02-01-26		415,000	357,315
Revance Therapeutics, Inc.	1.750	02-15-27		100,000	82,188
Shift4 Payments, Inc. (C)	0.500	08-01-27		310,000	260,028
Southwest Airlines Company	1.250	05-01-25		14,000	18,711
Splunk, Inc.	1.125	06-15-27		20,000	18,213
The Middleby Corp.	1.000	09-01-25		17,000	24,979
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	21

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Uber Technologies, Inc. (F)	2.436	12-15-25	38,000	34,637

Workday, Inc.	0.250	10-01-22	38,000	59,603
Municipal bonds 0.8%				$1,261,753
(Cost $1,274,029)
Chicago Transit Authority (Illinois)	3.552	12-01-34	95,000	99,395

Chicago Transit Authority (Illinois)	3.912	12-01-40	10,000	10,535
Chicago Transit Authority, Series A (Illinois)	6.899	12-01-40	10,000	13,424
City & County of Denver Company Airport System Revenue (Colorado)	2.717	11-15-34	20,000	19,452
City & County of Denver Company Airport System Revenue (Colorado)	2.867	11-15-37	15,000	14,482
City of Austin Airport System Revenue (Texas)	5.000	11-15-32	25,000	29,631
City of Austin Airport System Revenue (Texas)	5.000	11-15-44	60,000	70,011
City of Houston Airport System Revenue (Texas)	2.385	07-01-31	50,000	48,370
City of Tampa (Florida) (F)	3.205	09-01-36	20,000	12,571
Commonwealth of Massachusetts, GO	2.514	07-01-41	130,000	120,822
County of Broward Port Facilities Revenue (Florida)	5.000	09-01-28	30,000	36,099
County of Broward Port Facilities Revenue (Florida)	5.000	09-01-29	20,000	24,612
County of Broward Port Facilities Revenue (Florida)	5.000	09-01-33	20,000	24,476
County of Miami-Dade Aviation Revenue (Florida)	3.270	10-01-41	10,000	9,729
County of Miami-Dade Aviation Revenue (Florida)	4.000	10-01-35	30,000	33,836
Dallas Fort Worth International Airport (Texas)	3.089	11-01-40	30,000	29,937
District of Columbia	3.432	04-01-42	85,000	85,161
Greater Orlando Aviation Authority (Florida)	5.000	10-01-28	10,000	11,230
Greater Orlando Aviation Authority (Florida)	5.000	10-01-28	25,000	27,742
Iowa Finance Authority	3.250	07-01-50	10,000	10,445
Metropolitan Transportation Authority (New York)	5.000	11-15-29	15,000	17,947
Metropolitan Transportation Authority (New York)	5.000	11-15-50	25,000	28,806
New Jersey Transportation Trust Fund Authority	4.000	06-15-45	10,000	10,753
New York City Transitional Finance Authority	4.000	05-01-45	20,000	22,301
22	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value

Orange County Convention Center (Florida)	5.000	10-01-31		15,000	$16,750
Port Authority of New York & New Jersey	4.000	03-15-30		50,000	55,024
Port Authority of New York & New Jersey	5.000	09-15-33		30,000	35,155
Port of Seattle (Washington)	5.000	10-01-31		30,000	33,717
Port of Seattle (Washington)	5.000	04-01-39		40,000	47,366
San Francisco City & County Airport Commission (California)	2.958	05-01-51		20,000	17,685
San Francisco City & County Airport Commission (California)	4.000	05-01-39		15,000	16,444
San Francisco City & County Airport Commission (California)	5.000	05-01-50		75,000	85,893
State of Hawaii Airports System Revenue	4.000	07-01-35		20,000	22,112
State of Hawaii Airports System Revenue	5.000	07-01-33		70,000	83,700

Triborough Bridge & Tunnel Authority (New York)	5.000	11-15-54		30,000	36,140
Term loans (G) 6.0%					$9,543,410
(Cost $9,604,788)
Germany 0.1%					165,406
Ctec III GmbH, 2022 EUR Term Loan B (H)	TBD	01-19-29	EUR	149,512	165,406
Luxembourg 0.1%					198,052
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%)	3.500	02-01-24		100,000	99,000
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%)	4.000	05-05-28		99,500	99,052
Netherlands 0.1%					172,421
Diamond BC BV, 2021 Term Loan B (1 month LIBOR + 3.000%)	3.500	09-29-28		175,000	172,421
Spain 0.1%					98,688
Fluidra Finco SL, 2022 USD Term Loan B (H)	TBD	01-29-29		100,000	98,688
United States 5.6%					8,908,843
ABG Intermediate Holdings 2 LLC, 2021 Delayed Draw Term Loan B (H)	TBD	12-08-28		247,388	244,914
ABG Intermediate Holdings 2 LLC, 2021 Delayed Draw Term Loan B3 (H)	TBD	12-08-28		38,806	38,418
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1 (H)	TBD	12-21-28		38,806	38,418
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%)	3.724	02-15-27		247,869	243,636
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	23

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
AHP Health Partners, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	4.000	08-24-28	109,725	$109,005
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.500% and 1 month LIBOR + 3.500%)	4.001	07-10-28	149,375	148,231
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%)	3.459	12-23-26	98,056	96,248
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month LIBOR + 5.250%)	5.459	01-31-28	350,000	345,538
athenahealth, Inc., 2022 Delayed Draw Term Loan (H)	TBD	02-15-29	14,493	14,344
athenahealth, Inc., 2022 Term Loan B (H)	TBD	02-15-29	85,507	84,631
Berlin Packaging LLC, 2021 First Lien Term Loan B (1 and 3 month LIBOR + 3.750%)	4.250	03-11-28	149,625	148,503
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	3.209	06-15-25	98,970	97,115
Boyd Gaming Corp., Term Loan B3 (3 month LIBOR + 2.250%)	2.370	09-15-23	97,133	96,879
Brand Industrial Services, Inc., 2017 Term Loan (3 month LIBOR + 4.250%)	5.250	06-21-24	99,221	94,616
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	2.959	12-23-24	249,092	246,290
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%)	4.000	10-18-28	125,000	123,438
Core & Main LP, 2021 Term Loan B (1 month LIBOR + 2.500%)	2.709	07-27-28	247,478	244,179
Crocs, Inc., Term Loan B (H)	TBD	01-26-29	340,000	335,750
Crown Finance US, Inc., 2018 USD Term Loan (6 month LIBOR + 2.500%)	3.500	02-28-25	124,702	96,249
Crown Finance US, Inc., 2021 Incremental Term Loan B1 (6 month LIBOR + 8.250%)	9.250	05-23-24	5,411	5,736
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%)	4.209	10-16-26	347,615	345,780
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%)	1.856	08-01-27	116,771	114,072
Fertitta Entertainment LLC, 2022 Term Loan B (1 month SOFR + 4.000%)	4.500	01-27-29	105,000	104,439
First Brands Group LLC, 2021 Term Loan (3 month LIBOR + 5.000%)	6.000	03-30-27	119,698	118,801
24	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
FleetCor Technologies Operating Company LLC, 2021 Term Loan B4 (1 month LIBOR + 1.750%)	1.959	04-28-28	234,412	$230,066
Flex Acquisition Company, Inc., 2018 Incremental Term Loan (3 month LIBOR + 3.000%)	3.214	06-29-25	99,163	98,588
Flex Acquisition Company, Inc., 2021 Term Loan (3 month LIBOR + 3.500%)	4.000	03-02-28	97,758	97,351
Frontier Communications Holdings LLC, 2021 DIP Term Loan B (3 month LIBOR + 3.750%)	4.500	05-01-28	99,250	98,351
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%)	3.750	10-21-24	109,501	108,988
Gray Television, Inc., 2018 Term Loan C (1 month LIBOR + 2.500%)	2.606	01-02-26	100,000	98,788
Great Outdoors Group LLC, 2021 Term Loan B1 (3 month LIBOR + 3.750%)	4.500	03-06-28	113,852	113,169
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%)	4.162	04-30-25	119,400	118,405
Hightower Holding LLC, 2021 Term Loan B (3 month LIBOR + 4.000%)	4.255	04-21-28	149,625	148,465
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%)	3.017	04-25-25	197,711	195,169
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%)	4.000	04-25-25	99,748	98,952
Hyland Software, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.250	07-01-24	98,725	98,200
ICU Medical, Inc., Term Loan B (H)	TBD	01-08-29	100,000	99,375
II-VI, Inc., 2021 Term Loan B (H)	TBD	12-01-28	105,000	103,885
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.000%)	4.000	12-15-27	99,000	97,961
IRB Holding Corp., 2022 Term Loan B (H)	TBD	12-15-27	330,000	326,535
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%)	3.356	04-03-24	124,026	121,797
Mitchell International, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%)	4.250	10-15-28	170,000	167,547
MJH Healthcare Holdings LLC, 2021 Term Loan B (3 month SOFR + 3.600%)	3.680	01-28-29	100,000	99,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	25

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Mozart Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%)	3.750	10-23-28	190,000	$188,011
NEP Group, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	3.459	10-20-25	162,729	157,382
Phoenix Newco, Inc., 2021 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.000	11-15-28	135,000	133,819
Polaris Newco LLC, USD Term Loan B (3 month LIBOR + 4.000%)	4.500	06-02-28	99,750	99,059
Prestige Brands, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.000%)	2.500	07-03-28	85,000	84,788
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%)	2.709	02-01-27	98,000	96,183
Scientific Games International, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.750%)	2.959	08-14-24	223,517	221,869
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%)	3.459	12-31-25	197,017	194,308
Signal Parent, Inc., Term Loan B (1 month LIBOR + 3.500%)	4.250	04-03-28	248,750	232,116
Southwestern Energy Company, 2021 Term Loan (3 month SOFR + 2.500%)	3.000	06-22-27	100,000	99,438
SRS Distribution, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	4.269	06-02-28	108,950	107,561
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	1.959	04-16-25	88,339	86,783
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	1.959	04-16-25	71,711	70,447
Surgery Center Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.500	08-31-26	138,950	137,561
Tempo Acquisition LLC, 2022 Term Loan B (1 month SOFR + 3.000%)	3.500	08-31-28	200,000	197,750
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%)	3.459	02-06-26	147,754	146,029
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%)	2.459	05-30-25	197,111	193,529
TricorBraun Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.250%)	3.750	03-03-28	199,530	196,164

WW International, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	4.000	04-13-28	236,605	210,224
26	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 6.0%				$9,505,081
(Cost $9,570,832)
Commercial and residential 4.0%				6,386,882
Angel Oak Mortgage Trust
Series 2020-3, Class M1 (C)(I)	3.809	04-25-65	50,000	50,031
Series 2020-4, Class A2 (C)(I)	2.035	06-25-65	171,269	170,253
BANK
Series 2019-BN16, Class B (I)	4.438	02-15-52	50,000	52,963
Series 2021-BN31, Class C (I)	2.545	02-15-54	30,000	26,952
BFLD Trust
Series 2020-OBRK, Class A (1 month LIBOR + 2.050%) (C)(J)	2.241	11-15-28	10,000	9,925
BPR Trust
Series 2021-TY, Class A (1 month LIBOR + 1.050%) (C)(J)	1.241	09-15-38	50,000	49,439
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1 (C)(I)	3.181	05-25-60	129,000	128,645
Series 2021-A, Class A1 (C)	1.991	04-25-31	87,910	86,207
Series 2021-NQM1, Class M1 (C)(I)	2.316	02-25-49	100,000	98,049
BX Commercial Mortgage Trust
Series 2018-IND, Class G (1 month LIBOR + 2.050%) (C)(J)	2.241	11-15-35	210,000	208,421
Series 2019-XL, Class C (1 month LIBOR + 1.250%) (C)(J)	1.441	10-15-36	85,000	84,199
Series 2019-XL, Class D (1 month LIBOR + 1.450%) (C)(J)	1.641	10-15-36	85,000	84,148
BX Trust
Series 2021-MFM1, Class C (1 month LIBOR + 1.200%) (C)(J)	1.391	01-15-34	50,000	48,402
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) (C)(J)	1.691	01-15-34	10,000	9,590
Series 2021-MFM1, Class E (1 month LIBOR + 2.250%) (C)(J)	2.441	01-15-34	10,000	9,699
Series 2021-VIEW, Class B (1 month LIBOR + 1.800%) (C)(J)	1.991	06-15-23	30,000	29,409
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class E (1 month LIBOR + 2.150%) (C)(J)	2.341	12-15-37	134,000	132,200
CIM Trust
Series 2021-NR2, Class A1 (C)	2.568	07-25-59	78,295	76,920
Series 2021-R4, Class A1 (C)(I)	2.000	05-01-61	83,283	81,554
COLT Mortgage Loan Trust
Series 2021-1, Class A3 (C)(I)	1.373	06-25-66	93,357	90,111
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class AM	4.278	04-10-47	45,000	46,257
Series 2014-CR20, Class AM	3.938	11-10-47	50,000	50,893
Commercial Mortgage Trust (Deutsche Bank AG)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	27

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2013-LC13, Class AM (C)(I)	4.557	08-10-46	125,000	$128,595
Series 2020-SBX, Class C (C)(I)	2.056	01-10-38	100,000	93,922
Credit Suisse Mortgage Trust
Series 2020-NET, Class D (C)(I)	3.704	08-15-37	100,000	97,336
Series 2020-RPL6, Class A2 (C)(I)	3.294	03-25-59	100,000	97,470
Deephaven Residential Mortgage Trust
Series 2020-2, Class M1 (C)(I)	4.112	05-25-65	100,000	100,732
Flagstar Mortgage Trust
Series 2021-5INV, Class A5 (C)(I)	2.500	07-25-51	87,901	86,149
FREMF Mortgage Trust
Series 2016-K60, Class B (C)(I)	3.540	12-25-49	11,000	11,232
Series 2017-K65, Class B (C)(I)	4.073	07-25-50	40,000	41,984
Series 2018-K72, Class B (C)(I)	3.993	12-25-50	15,000	15,598
Series 2019-K95, Class C (C)(I)	3.920	08-25-52	43,000	44,082
Series 2020-K104, Class C (C)(I)	3.539	02-25-52	25,000	24,384
GS Mortgage Securities Trust
Series 2018-HULA, Class A (1 month LIBOR + 0.920%) (C)(J)	1.111	07-15-25	91,477	90,449
Series 2018-HULA, Class C (1 month LIBOR + 1.450%) (C)(J)	1.641	07-15-25	137,216	135,152
Series 2019-BOCA, Class A (1 month LIBOR + 1.200%) (C)(J)	1.391	06-15-38	100,000	99,118
Series 2021-IP, Class B (1 month LIBOR + 1.150%) (C)(J)	1.341	10-15-36	100,000	98,634
Hawaii Hotel Trust
Series 2019-MAUI, Class A (1 month LIBOR + 1.150%) (C)(J)	1.341	05-15-38	100,000	99,530
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class BFX (C)	3.065	01-16-37	45,000	44,297
Series 2021-MHC, Class C (1 month LIBOR + 1.300%) (C)(J)	1.491	04-15-38	100,000	97,084
JPMorgan Mortgage Trust
Series 2019-7, Class A11 (1 month LIBOR + 0.900%) (C)(J)	1.087	02-25-50	15,252	15,239
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C (1 month LIBOR + 1.000%) (C)(J)	1.191	12-15-37	37,500	36,632
Series 2021-KDIP, Class D (1 month LIBOR + 1.250%) (C)(J)	1.441	12-15-37	7,500	7,322
KNDL Mortgage Trust
Series 2019-KNSQ, Class E (1 month LIBOR + 1.800%) (C)(J)	1.991	05-15-36	100,000	98,524
Legacy Mortgage Asset Trust
Series 2019-GS6, Class A1 (C)	3.000	06-25-59	69,072	69,030
Series 2019-GS7, Class A1 (C)	3.250	11-25-59	118,963	118,817
LoanCore Issuer, Ltd.
Series 2021-CRE4, Class A (SOFR + 0.914%) (C)(J)	0.963	07-15-35	74,309	73,629
28	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
MHC Commercial Mortgage Trust
Series 2021-MHC, Class C (1 month LIBOR + 1.351%) (C)(J)	1.542	04-15-38	100,000	$98,378
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C8, Class B (I)	3.525	12-15-48	45,000	45,196
Series 2013-C8, Class C (I)	4.022	12-15-48	65,000	65,181
Morgan Stanley Capital I Trust
Series 2017-CLS, Class F (1 month LIBOR + 2.600%) (C)(J)	2.791	11-15-34	40,000	39,397
Series 2018-SUN, Class B (1 month LIBOR + 1.200%) (C)(J)	1.391	07-15-35	25,000	24,687
New Residential Mortgage Loan Trust
Series 2015-1A, Class B3 (C)(I)	5.283	05-28-52	132,650	138,106
Series 2015-2A, Class B4 (C)(I)	5.465	08-25-55	63,820	66,027
Series 2016-4A, Class A1 (C)(I)	3.750	11-25-56	119,159	123,165
Series 2019-6A, Class B1 (C)(I)	4.000	09-25-59	212,993	222,425
Series 2019-6A, Class B2 (C)(I)	4.250	09-25-59	212,993	222,409
Series 2021-INV2, Class A11 (SOFR + 0.950%) (C)(J)	1.000	09-25-51	94,411	93,578
NYMT Loan Trust I
Series 2021-BPL1, Class A1 (C)	2.239	05-25-26	100,000	97,918
Oaktown Re IV, Ltd.
Series 2020-1A, Class M2 (1 month LIBOR + 7.000%) (C)(J)	7.187	07-25-30	76,495	76,691
OPG Trust
Series 2021-PORT, Class D (1 month LIBOR + 1.131%) (C)(J)	1.322	10-15-36	30,000	28,450
PRPM LLC
Series 2021-1, Class A1 (C)(I)	2.115	01-25-26	86,603	85,056
Series 2021-2, Class A1 (C)(I)	2.115	03-25-26	80,086	78,627
Series 2021-6, Class A1 (C)	1.793	07-25-26	87,309	85,286
Series 2021-9, Class A1 (C)(I)	2.363	10-25-26	89,387	86,972
Ready Capital Mortgage Financing LLC
Series 2021-FL6, Class AS (1 month LIBOR + 1.200%) (C)(J)	1.308	07-25-36	200,000	197,213
Toorak Mortgage Corp.
Series 2019-2, Class A2	4.213	09-25-22	100,000	99,918
TTAN
Series 2021-MHC, Class B (1 month LIBOR + 1.100%) (C)(J)	1.292	03-15-38	99,852	98,041
UBS Commercial Mortgage Trust
Series 2019-C16, Class ASB	3.460	04-15-52	154,000	158,510
Verus Securitization Trust
Series 2020-1, Class A3 (C)	2.724	01-25-60	89,461	90,343
Series 2020-5, Class M1 (C)(I)	2.601	05-25-65	200,000	195,880
Series 2021-3, Class A1 (C)(I)	1.046	06-25-66	110,341	107,439
Series 2021-7, Class A2 (C)(I)	2.137	10-25-66	94,403	92,173
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	29

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-8, Class A1 (C)(I)	1.824	11-25-66	96,058	$93,662
Wells Fargo Commercial Mortgage Trust
Series 2020-C58, Class B	2.704	07-15-53	65,000	61,683
Wells Fargo Mortgage Backed Securities Trust
Series 2019-3, Class A1 (C)(I)	3.500	07-25-49	9,414	9,460
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C (C)(I)	4.887	06-15-44	55,852	55,803
U.S. Government Agency 2.0%				3,118,199
Federal Home Loan Mortgage Corp.
Series 2013-DN2, Class M2 (1 month LIBOR + 4.250%) (J)	4.437	11-25-23	98,020	100,256
Series 2018-DNA1, Class M2B (1 month LIBOR + 1.800%) (J)	1.987	07-25-30	100,000	100,589
Series 2018-HQA1, Class M2 (1 month LIBOR + 2.300%) (J)	2.487	09-25-30	26,562	26,786
Series 2020-DNA5, Class M2 (SOFR + 2.800%) (C)(J)	2.849	10-25-50	15,381	15,476
Series 2020-DNA6, Class M2 (SOFR + 2.000%) (C)(J)	2.049	12-25-50	20,000	20,000
Series 2020-HQA2, Class M2 (1 month LIBOR + 3.100%) (C)(J)	3.287	03-25-50	73,856	74,375
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%) (C)(J)	5.937	07-25-50	45,000	46,665
Series 2020-HQA4, Class M2 (1 month LIBOR + 3.150%) (C)(J)	3.337	09-25-50	14,912	14,941
Series 2021-DNA1, Class M2 (SOFR + 1.800%) (C)(J)	1.849	01-25-51	25,000	24,771
Series 2021-DNA3, Class M2 (SOFR + 2.100%) (C)(J)	2.149	10-25-33	265,000	264,669
Series 2021-HQA2, Class M2 (SOFR + 2.050%) (C)(J)	2.099	12-25-33	100,000	96,118
Series 2021-P011, Class X1 IO	1.844	09-25-45	99,353	15,185
Series K031, Class X3 IO	1.664	07-25-41	260,000	4,858
Series K066, Class X1 IO	0.750	06-25-27	284,291	9,804
Series K103, Class X1 IO	0.638	11-25-29	224,638	9,870
Series K104, Class X3 IO	1.896	02-25-47	100,000	12,717
Series K105, Class X1 IO	1.523	03-25-53	169,769	17,539
Series K106, Class X1 IO	1.354	01-25-30	139,607	12,860
Series K110, Class X1 IO	1.697	04-25-30	99,759	11,389
Series K112, Class X1 IO	1.432	05-25-30	99,841	10,065
Series K113, Class X1 IO	1.387	06-25-30	99,992	9,739
Series K115, Class X3 IO	2.958	09-25-48	100,000	20,465
Series K123, Class X1 IO	0.774	12-25-30	69,904	4,014
Series K124, Class X1 IO	0.721	12-25-30	99,872	5,495
Series K-1515, Class X1 IO	1.512	02-25-35	199,558	29,043
Series K737, Class X1 IO	0.636	10-25-26	113,394	2,820
30	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K740, Class X1 IO	0.758	09-25-27	99,597	$3,651
Series Q014, Class X IO	2.799	10-25-55	97,341	21,783
Federal National Mortgage Association
Series 2014-C02, Class 1M2 (1 month LIBOR + 2.600%) (J)	2.708	05-25-24	66,663	67,248
Series 2014-C03, Class 1M2 (1 month LIBOR + 3.000%) (J)	3.187	07-25-24	87,942	88,107
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%) (J)	5.087	11-25-24	42,653	44,193
Series 2017-C02, Class 2M2 (1 month LIBOR + 3.650%) (J)	3.837	09-25-29	71,832	74,277
Series 2017-C02, Class 2M2C (1 month LIBOR + 3.650%) (J)	3.837	09-25-29	150,000	156,196
Series 2017-C04, Class 2M2 (1 month LIBOR + 2.850%) (J)	3.037	11-25-29	62,162	63,382
Series 2017-C05, Class 1B1 (1 month LIBOR + 3.600%) (J)	3.787	01-25-30	25,000	25,261
Series 2017-C06, Class 2B1 (1 month LIBOR + 4.450%) (J)	4.637	02-25-30	50,000	51,610
Series 2017-C06, Class 2M2 (1 month LIBOR + 2.800%) (J)	2.987	02-25-30	59,762	60,996
Series 2017-C07, Class 1B1 (1 month LIBOR + 4.000%) (J)	4.187	05-25-30	67,000	68,439
Series 2017-C07, Class 2B1 (1 month LIBOR + 4.450%) (J)	4.637	05-25-30	55,000	55,847
Series 2018-C01, Class 1B1 (1 month LIBOR + 3.550%) (J)	3.737	07-25-30	185,912	185,912
Series 2018-C02, Class 2B1 (1 month LIBOR + 4.000%) (J)	4.187	08-25-30	15,000	15,141
Series 2018-C03, Class 1B1 (1 month LIBOR + 3.750%) (J)	3.937	10-25-30	100,000	100,781
Series 2018-C03, Class 1M2 (1 month LIBOR + 2.150%) (J)	2.337	10-25-30	53,295	53,997
Series 2018-R07, Class 1B1 (1 month LIBOR + 4.350%) (C)(J)	4.537	04-25-31	115,000	117,289
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%) (C)(J)	2.337	11-25-39	47,423	46,923
Series 2019-R03, Class 1B1 (1 month LIBOR + 4.100%) (C)(J)	4.287	09-25-31	20,000	20,080
Series 2019-R05, Class 1B1 (1 month LIBOR + 4.100%) (C)(J)	4.287	07-25-39	150,000	149,439
Series 2019-R07, Class 1B1 (1 month LIBOR + 3.400%) (C)(J)	3.587	10-25-39	150,000	146,078
Series 2020-R01, Class 1B1 (1 month LIBOR + 3.250%) (C)(J)	3.437	01-25-40	175,000	165,811
Series 2020-R01, Class 1M2 (1 month LIBOR + 2.050%) (C)(J)	2.237	01-25-40	23,469	23,433
Series 2020-R02, Class 2M2 (1 month LIBOR + 2.000%) (C)(J)	2.187	01-25-40	8,928	8,917
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	31

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2021-R03, Class 1M1 (SOFR + 0.850%) (C)(J)	0.899	12-25-41	171,141	$170,322
Series 2022-R01, Class 1M1 (SOFR + 1.000%) (C)(J)	1.049	12-25-41	77,348	76,671

Series 2022-R02, Class 2M1 (SOFR + 1.200%) (C)(J)	1.249	01-25-42	96,089	95,906
Asset backed securities 4.7%				$7,584,351
(Cost $7,762,006)
Asset backed securities 4.7%				7,584,351
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (C)	1.937	08-15-46	180,000	172,382
Apidos CLO XXXII
Series 2019-32A, Class D (3 month LIBOR + 3.500%) (C)(J)	3.754	01-20-33	250,000	246,869
Bain Capital Credit CLO LLC
Series 2020-4A, Class B (3 month LIBOR + 1.950%) (C)(J)	2.204	10-20-33	250,000	247,663
Series 2020-5A, Class D (3 month LIBOR + 3.550%) (C)(J)	3.804	01-20-32	250,000	245,819
Bayview Opportunity Master Fund IVa Trust
Series 2016-SPL1, Class A (C)	4.000	04-28-55	38,896	38,800
Series 2017-RT5, Class A (C)(I)	3.500	05-28-69	180,138	180,515
Series 2017-SPL1, Class A (C)(I)	4.000	10-28-64	139,583	139,877
Bayview Opportunity Master Fund IVb Trust
Series 2017-RT6, Class B2 (C)(I)	4.000	10-28-57	100,000	98,507
Bojangles Issuer LLC
Series 2020-1A, Class A2 (C)	3.832	10-20-50	30,000	30,168
BSPRT Issuer, Ltd.
Series 2018-FL4, Class A (1 month LIBOR + 1.050%) (C)(J)	1.241	09-15-35	3,878	3,873
Series 2021-FL6, Class A (1 month LIBOR + 1.100%) (C)(J)	1.291	03-15-36	115,000	114,416
Carlyle US CLO, Ltd.
Series 2020-2A, Class A1R (3 month LIBOR + 1.140%) (C)(J)	1.398	01-25-35	250,000	247,420
DataBank Issuer
Series 2021-1A, Class B (C)	2.650	02-27-51	40,000	38,608
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	48,000	49,172
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	52,800	54,182
Drive Auto Receivables Trust
Series 2021-1, Class D	1.450	01-16-29	90,000	88,164
Series 2021-2, Class D	1.390	03-15-29	115,000	110,853
Exeter Automobile Receivables Trust
Series 2020-1A, Class C (C)	2.490	01-15-25	87,929	88,233
Series 2021-3A, Class B	0.690	01-15-26	299,000	295,353
32	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
First Investors Auto Owner Trust
Series 2021-2A, Class D (C)	1.660	12-15-27	190,000	$183,239
FirstKey Homes Trust
Series 2021-SFR2, Class E2 (C)	2.358	09-17-38	115,000	104,599
Flagship Credit Auto Trust
Series 2020-2, Class C (C)	3.800	04-15-26	155,000	157,854
Series 2021-3, Class C (C)	1.460	09-15-27	255,000	245,929
Series 2021-3, Class D (C)	1.650	09-15-27	51,000	48,979
Flatiron CLO XX, Ltd.
Series 2020-1A, Class B (3 month LIBOR + 1.750%) (C)(J)	2.230	11-20-33	100,000	99,366
FS Rialto
Series 2021-FL3, Class A (1 month LIBOR + 1.250%) (C)(J)	1.376	11-16-36	105,000	104,606
Greystone Commercial Real Estate Notes, Ltd.
Series 2021-FL3, Class B (1 month LIBOR + 1.650%) (C)(J)	1.841	07-15-39	100,000	99,453
HalseyPoint CLO III, Ltd.
Series 2020-3A, Class A1A (3 month LIBOR + 1.450%) (C)(J)	1.749	11-30-32	250,000	249,036
Home Partners of America Trust
Series 2021-3, Class C (C)	2.799	01-17-41	249,611	239,317
LAD Auto Receivables Trust
Series 2021-1A, Class B (C)	1.940	11-16-26	40,000	39,219
Lendbuzz Securitization Trust
Series 2021-1A, Class A (C)	1.460	06-15-26	100,225	99,306
Madison Park Funding XIII, Ltd.
Series 2014-13A, Class AR2 (3 month LIBOR + 0.950%) (C)(J)	1.198	04-19-30	244,929	244,330
Mercury Financial Credit Card Master Trust
Series 2022-1A, Class A (C)	2.500	09-21-26	125,000	123,548
MF1, Ltd.
Series 2022-FL8, Class AS (SOFR + 1.750%) (C)(J)	1.798	02-19-37	100,000	99,739
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2017-26A, Class BR (3 month LIBOR + 1.400%) (C)(J)	1.641	10-18-30	250,000	248,901
Palmer Square Loan Funding, Ltd.
Series 2021-3A, Class A2 (3 month LIBOR + 1.400%) (C)(J)	1.654	07-20-29	250,000	248,928
Series 2021-4A, Class C (3 month LIBOR + 2.600%) (C)(J)	2.728	10-15-29	250,000	245,576
Pretium Mortgage Credit Partners LLC
Series 2021-RN1, Class A2 (C)	3.598	02-25-61	100,000	96,481
Progress Residential Trust
Series 2020-SFR3, Class E (C)	2.296	10-17-27	100,000	92,180
Series 2021-SFR2, Class E1 (C)	2.547	04-19-38	100,000	93,467
Series 2021-SFR3, Class D (C)	2.288	05-17-26	100,000	93,599
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	33

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2021-SFR5, Class B (C)	1.658	07-17-38	100,000	$93,488
Series 2021-SFR8, Class E2 (C)	2.532	10-17-38	125,000	114,450
Sixth Street CLO XVI, Ltd.
Series 2020-16A, Class E (3 month LIBOR + 7.320%) (C)(J)	7.574	10-20-32	150,000	147,858
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	44,325	45,066
Series 2021-1A, Class A2I (C)	2.190	08-20-51	29,875	28,105
Sound Point CLO XXVIII, Ltd.
Series 2020-3A, Class C (3 month LIBOR + 2.250%) (C)(J)	2.508	01-25-32	250,000	248,438
STWD, Ltd.
Series 2021-FL2, Class A (1 month LIBOR + 1.200%) (C)(J)	1.337	04-18-38	143,000	141,505
Taco Bell Funding LLC
Series 2021-1A, Class A2I (C)	1.946	08-25-51	69,825	66,871
Textainer Marine Containers LLC
Series 2021-3A, Class A (C)	1.940	08-20-46	96,000	91,125
Towd Point Mortgage Trust
Series 2019-3, Class M1 (C)(I)	4.250	02-25-59	150,000	155,342
Tricon American Homes Trust
Series 2020-SFR2, Class E1 (C)	2.730	11-17-39	100,000	92,095
Vantage Data Centers LLC
Series 2019-1A, Class A2 (C)	3.188	07-15-44	34,125	34,380
Venture CDO, Ltd.
Series 2013-13A, Class DR (3 month LIBOR + 3.300%) (C)(J)	3.501	09-10-29	175,000	172,801
Series 2018-34A, Class A (3 month LIBOR + 1.230%) (C)(J)	1.471	10-15-31	200,000	199,212
VOLT XCIV LLC
Series 2021-NPL3, Class A1 (C)	2.240	02-27-51	73,946	72,629
VOLT XCV LLC
Series 2021-NPL4, Class A1 (C)	2.240	03-27-51	135,080	132,460

	Shares	Value
Common stocks 0.0%		$8,695
(Cost $20,742)
United States 0.0%		8,695
Paragon Offshore PLC, Litigation Trust A (D)(K)	2,695	270

Paragon Offshore PLC, Litigation Trust B (D)(K)	1,348	8,425
Preferred securities 0.0%		$53,541
(Cost $53,295)
United States 0.0%		53,541
Becton, Dickinson and Company, 6.000%	976	52,372

Fluor Corp., 6.500% (C)	1	1,169
34	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Exchange-traded funds 6.3%		$10,026,990
(Cost $11,003,684)
iShares JP Morgan USD Emerging Markets Bond ETF (L)	75,600	7,499,520

SPDR Bloomberg Convertible Securities ETF	33,300	2,527,470

	Par value^	Value
Escrow certificates 0.0%		$46
(Cost $491,686)
Alta Mesa Holdings LP (D)(K)	460,000	46
Texas Competitive Electric Holdings Company LLC (D)(K)	10,820,544	0

	Yield (%)	Shares	Value
Short-term investments 6.5%			$10,348,554
(Cost $10,348,554)
Short-term funds 6.5%			10,348,554
John Hancock Collateral Trust (M)	0.0896(N)	831,484	8,316,084
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0265(N)	2,032,470	2,032,470

Total investments (Cost $182,881,474) 106.6%	$170,271,374
Other assets and liabilities, net (6.6%)	(10,535,979)
Total net assets 100.0%	$159,735,395

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	35

PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $37,598,065 or 23.5% of the fund’s net assets as of 2-28-22.
(D)	Non-income producing security.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(K)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(L)	All or a portion of this security is on loan as of 2-28-22.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(N)	The rate shown is the annualized seven-day yield as of 2-28-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
36	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Canada Government Bond Futures	39	Long	Jun 2022	$4,171,006	$4,205,230	$34,224
10-Year Mini Japan Government Bond Futures	5	Long	Mar 2022	654,249	654,764	515
5-Year U.S. Treasury Note Futures	138	Long	Jun 2022	16,240,227	16,322,813	82,586
10-Year Australian Treasury Bond Futures	9	Short	Mar 2022	(872,801)	(879,383)	(6,582)
10-Year U.S. Treasury Note Futures	5	Short	Jun 2022	(631,051)	(637,188)	(6,137)
2-Year U.S. Treasury Note Futures	54	Short	Jun 2022	(11,598,278)	(11,622,234)	(23,956)
5-Year Canada Government Bond Futures	2	Short	Jun 2022	(190,309)	(191,164)	(855)
Euro-Buxl Futures	28	Short	Mar 2022	(6,433,254)	(6,209,301)	223,953
Euro-OAT Futures	1	Short	Mar 2022	(176,528)	(177,471)	(943)
German Euro BOBL Futures	9	Short	Mar 2022	(1,318,816)	(1,330,632)	(11,816)
German Euro BUND Futures	77	Short	Mar 2022	(14,367,998)	(14,421,603)	(53,605)
U.K. Long Gilt Bond Futures	5	Short	Jun 2022	(822,361)	(825,559)	(3,198)
U.S. Treasury Long Bond Futures	100	Short	Jun 2022	(15,429,504)	(15,668,750)	(239,246)
Ultra U.S. Treasury Bond Futures	18	Short	Jun 2022	(3,297,329)	(3,346,875)	(49,546)
						$(54,606)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	7,324,000	USD	5,294,044	GSI	3/31/2022	$27,865	—
BRL	52,237,000	USD	10,248,783	CITI	3/3/2022	—	$(109,024)
BRL	16,805,000	USD	3,269,837	GSI	3/3/2022	—	(7,807)
BRL	2,515,000	USD	489,281	CITI	4/4/2022	—	(5,273)
CAD	1,430,000	USD	1,121,591	BOA	3/31/2022	6,775	—
CAD	1,365,000	USD	1,069,867	GSI	3/31/2022	7,210	—
CAD	745,000	USD	584,283	MSI	3/31/2022	3,572	—
CHF	375,000	USD	408,886	BOA	3/31/2022	556	—
CLP	2,466,150,000	USD	3,087,318	MSI	3/31/2022	—	(11,864)
COP	4,493,816,000	USD	1,138,828	MSI	3/31/2022	—	(711)
CZK	61,453,000	USD	2,836,641	MSI	3/31/2022	—	(105,972)
EUR	149,000	USD	168,524	BOA	3/31/2022	—	(1,257)
EUR	2,058,000	USD	2,331,814	JPM	3/31/2022	—	(21,513)
GBP	3,920,000	USD	5,306,719	BARC	3/31/2022	—	(46,621)
HUF	877,061,000	USD	2,784,674	JPM	3/31/2022	—	(148,052)
IDR	44,395,000,000	USD	3,087,918	JPM	3/31/2022	—	(5,347)
INR	6,895,000	USD	92,306	JPM	3/31/2022	—	(1,163)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	37

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	676,987,000	USD	5,885,907	BARC	3/31/2022	$6,610	—
KRW	1,539,848,000	USD	1,290,303	JPM	3/31/2022	—	$(10,292)
NOK	17,790,000	USD	1,999,246	MSI	3/31/2022	18,342	—
NZD	1,308,000	USD	881,030	MSI	3/31/2022	3,678	—
PHP	154,470,000	USD	2,996,741	JPM	3/31/2022	13,835	—
PLN	12,604,000	USD	3,141,560	BARC	3/31/2022	—	(145,441)
RUB	225,408,000	USD	2,893,742	GSI	3/31/2022	—	(818,816)
SEK	7,980,000	USD	855,370	GSI	3/31/2022	—	(12,219)
THB	35,437,000	USD	1,093,144	JPM	3/31/2022	—	(8,508)
TRY	12,544,000	USD	891,669	GSI	3/31/2022	—	(36,869)
USD	3,353,232	AUD	4,639,000	GSI	3/31/2022	—	(17,649)
USD	9,874,539	BRL	52,237,000	CITI	3/3/2022	—	(265,221)
USD	3,243,958	BRL	16,805,000	GSI	3/3/2022	—	(18,072)
USD	914,774	BRL	4,697,000	CITI	3/31/2022	9,855	—
USD	8,759,387	BRL	45,025,000	CITI	4/4/2022	94,401	—
USD	485,289	BRL	2,515,000	SSB	4/4/2022	1,282	—
USD	4,828,116	CAD	6,160,000	GSI	3/31/2022	—	(32,536)
USD	1,425,420	CHF	1,311,000	GSI	3/31/2022	—	(5,990)
USD	2,293,017	CLP	1,831,662,000	MSI	3/31/2022	8,812	—
USD	1,312,243	COP	5,170,159,000	CITI	3/31/2022	2,834	—
USD	108,869	EUR	96,000	BOA	3/31/2022	1,099	—
USD	205,116	EUR	181,000	BARC	3/31/2022	1,927	—
USD	19,381,901	EUR	17,064,594	JPM	3/31/2022	225,272	—
USD	2,587,026	GBP	1,911,000	BARC	3/31/2022	22,728	—
USD	3,853,304	ILS	12,415,000	GSI	3/31/2022	—	(16,235)
USD	9,214,187	JPY	1,059,800,000	BARC	3/31/2022	—	(10,348)
USD	13,240,245	KRW	15,787,470,000	MSI	3/31/2022	116,776	—
USD	4,025,729	MXN	81,938,000	GSI	3/31/2022	44,462	—
USD	6,139,111	NOK	54,628,000	MSI	3/31/2022	—	(56,322)
USD	5,068,614	NZD	7,525,000	MSI	3/31/2022	—	(21,162)
USD	4,028,538	RUB	313,803,000	GSI	3/31/2022	1,139,919	—
USD	351,037	RUB	30,999,000	JPM	3/31/2022	65,684	—
USD	1,458,416	SEK	13,606,000	GSI	3/31/2022	20,834	—
USD	3,023,986	SGD	4,069,000	MSI	3/31/2022	22,977	—
USD	95,252	TRY	1,340,000	GSI	3/31/2022	3,938	—
USD	2,705,407	ZAR	41,143,000	BARC	3/31/2022	39,368	—
						$1,910,611	$(1,940,284)
38	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	510,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	$(10,641)	$(10,641)
Centrally cleared	510,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	(10,772)	(10,772)
Centrally cleared	1,290,000	CAD	CAD BA CDOR	Fixed 1.269%	Semi-Annual	Semi-Annual	Sep 2026	—	(35,821)	(35,821)
Centrally cleared	880,000	CAD	CAD CORRA Compounded OIS	Fixed 1.283%	Semi-Annual	Semi-Annual	Nov 2026	—	(16,054)	(16,054)
Centrally cleared	720,000	CAD	CAD CORRA Compounded OIS	Fixed 1.266%	Semi-Annual	Semi-Annual	Nov 2026	—	(13,585)	(13,585)
Centrally cleared	3,270,000	CAD	CAD CORRA Compounded OIS	Fixed 1.530%	Semi-Annual	Semi-Annual	Dec 2026	—	(31,560)	(31,560)
Centrally cleared	42,170,000	MXN	MXN TIIE Banxico	Fixed 7.840%	Monthly	Monthly	Mar 2027	$2,133	(1,747)	386
Centrally cleared	8,650,000	NZD	NZD BBR FRA	Fixed 2.660%	Semi-Annual	Quarterly	Mar 2027	(20,285)	(71,173)	(91,458)
Centrally cleared	2,700,000	NZD	NZD BBR FRA	Fixed 2.750%	Semi-Annual	Quarterly	Mar 2027	2,801	(23,700)	(20,899)
Centrally cleared	2,770,000	NZD	NZD BBR FRA	Fixed 2.590%	Semi-Annual	Quarterly	Mar 2027	1,395	(36,786)	(35,391)
Centrally cleared	6,990,000	CAD	CAD CORRA Compounded OIS	Fixed 1.512%	Semi-Annual	Semi-Annual	Mar 2027	—	(92,426)	(92,426)
Centrally cleared	631,420,000	HUF	HUF BUBOR Reuters	Fixed 5.130%	Annual	Semi-Annual	Mar 2027	1,115	(25,963)	(24,848)
Centrally cleared	1,268,960,000	HUF	HUF BUBOR Reuters	Fixed 5.000%	Annual	Semi-Annual	Mar 2027	7,838	(78,895)	(71,057)
Centrally cleared	29,886,600	MXN	MXN TIIE Banxico	Fixed 7.130%	Monthly	Monthly	Jun 2031	24,244	(97,546)	(73,302)
Centrally cleared	34,270,000	MXN	MXN TIIE Banxico	Fixed 6.910%	Monthly	Monthly	Sep 2031	1,848	(112,656)	(110,808)
Centrally cleared	25,240,000	MXN	MXN TIIE Banxico	Fixed 7.590%	Monthly	Monthly	Dec 2031	(3,110)	(21,284)	(24,394)
Centrally cleared	89,890,000	MXN	MXN TIIE Banxico	Fixed 7.340%	Monthly	Monthly	Mar 2032	1,757	(179,410)	(177,653)
Centrally cleared	230,000	GBP	Fixed 0.590%	GBP SONIA Compounded OIS	Annual	Annual	Dec 2051	634	48,447	49,081
Centrally cleared	250,000	GBP	Fixed 0.560%	GBP SONIA Compounded OIS	Annual	Annual	Mar 2052	635	55,723	56,358
Centrally cleared	240,000	GBP	Fixed 0.660%	GBP SONIA Compounded OIS	Annual	Annual	Mar 2072	1,276	51,234	52,510
Centrally cleared	230,000	GBP	Fixed 0.340%	GBP SONIA Compounded OIS	Annual	Annual	Mar 2072	133	87,097	87,230
								$22,414	$(617,518)	$(595,104)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	740,000	USD	$740,000	1.000%	Quarterly	Dec 2026	$37,688	$776	$38,464
BARC	Federative Republic of Brazil	755,000	USD	755,000	1.000%	Quarterly	Dec 2026	38,125	1,119	39,244
BARC	Federative Republic of Brazil	350,000	USD	350,000	1.000%	Quarterly	Dec 2026	17,968	225	18,193
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	39

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	555,000	USD	$555,000	1.000%	Quarterly	Dec 2026	$29,906	$(1,058)	$28,848
BARC	Federative Republic of Brazil	1,690,000	USD	1,690,000	1.000%	Quarterly	Dec 2026	99,223	(11,191)	88,032
BARC	Republic of South Africa	735,000	USD	735,000	1.000%	Quarterly	Dec 2026	33,376	6,108	39,484
BARC	Republic of South Africa	735,000	USD	735,000	1.000%	Quarterly	Dec 2026	36,799	2,685	39,484
BARC	Republic of South Africa	535,000	USD	535,000	1.000%	Quarterly	Dec 2026	25,430	3,310	28,740
BARC	Republic of South Africa	550,000	USD	550,000	1.000%	Quarterly	Dec 2026	26,417	3,129	29,546
BARC	Republic of South Africa	730,000	USD	730,000	1.000%	Quarterly	Dec 2026	35,558	3,658	39,216
BARC	Republic of South Africa	720,000	USD	720,000	1.000%	Quarterly	Dec 2026	37,023	1,716	38,739
CITI	Republic of Chile	520,000	USD	520,000	1.000%	Quarterly	Dec 2026	(4,729)	(379)	(5,108)
GSI	Republic of South Africa	735,000	USD	735,000	1.000%	Quarterly	Dec 2026	36,133	3,351	39,484
JPM	Republic of Korea	2,110,000	USD	2,110,000	1.000%	Quarterly	Dec 2024	(40,640)	(7,460)	(48,100)
JPM	Republic of Chile	875,000	USD	875,000	1.000%	Quarterly	Dec 2026	(8,365)	(157)	(8,522)
MSI	Government of Japan	2,090,000	USD	2,090,000	1.000%	Quarterly	Dec 2024	(42,876)	(13,665)	(56,541)
MSI	Federative Republic of Brazil	725,000	USD	725,000	1.000%	Quarterly	Dec 2026	42,416	(4,651)	37,765
MSI	Republic of Chile	1,035,000	USD	1,035,000	1.000%	Quarterly	Dec 2026	(12,200)	2,033	(10,167)
MSI	Republic of Peru	175,000	USD	175,000	1.000%	Quarterly	Dec 2026	(1,615)	689	(926)
MSI	Republic of Peru	2,080,000	USD	2,080,000	1.000%	Quarterly	Dec 2026	(12,951)	2,062	(10,889)
MSI	Republic of South Africa	735,000	USD	735,000	1.000%	Quarterly	Dec 2026	34,475	5,009	39,484
				$19,175,000				$407,161	$(2,691)	$404,470

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Panama	0.874%	25,000	USD	$25,000	1.000%	Quarterly	Jun 2026	$209	$(30)	$179
CITI	Republic of Panama	0.874%	25,000	USD	25,000	1.000%	Quarterly	Jun 2026	262	(83)	179
GSI	Republic of Panama	0.874%	20,000	USD	20,000	1.000%	Quarterly	Jun 2026	176	(33)	143
MSI	Republic of Panama	0.874%	25,000	USD	25,000	1.000%	Quarterly	Jun 2026	219	(40)	179
					$95,000				$866	$(186)	$680

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	700,000	Sep 2022	GSI	—	$4,621	$4,621
40	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	700,000	Sep 2022	MSI	—	$7,623	$7,623
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	700,000	Sep 2022	MSI	—	4,621	4,621
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	1,000,000	Mar 2022	MSI	—	(6,785)	(6,785)
								—	$10,080	$10,080
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	390,000	USD	$390,000	USA CPI All Urban Consumers	Fixed 2.614%	At Maturity	At Maturity	Jun 2026	—	$(28,339)	$(28,339)
BOA	810,000	USD	810,000	USA CPI All Urban Consumers	Fixed 2.402%	At Maturity	At Maturity	Mar 2026	—	(73,124)	(73,124)
BOA	810,000	USD	810,000	Fixed 2.354%	USA CPI All Urban Consumers	At Maturity	At Maturity	Mar 2031	—	88,227	88,227
CITI	210,000	USD	210,000	Fixed 2.289%	USA CPI All Urban Consumers	At Maturity	At Maturity	Jul 2030	—	26,672	26,672
JPM	760,000	GBP	1,008,216	UK RPI	Fixed 4.405%	At Maturity	At Maturity	Dec 2031	—	(32,313)	(32,313)
JPM	730,000	GBP	965,206	UK RPI	Fixed 4.298%	At Maturity	At Maturity	Dec 2031	—	(44,541)	(44,541)
			$4,193,422						—	$(63,418)	$(63,418)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	41

INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BOA	Bank of America, N.A.
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CITI	Citibank, N.A.
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
RPI	Retail Price Index
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank and Trust Company
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
At 2-28-22, the aggregate cost of investments for federal income tax purposes was $183,808,849. Net unrealized depreciation aggregated to $13,865,046, of which $413,158 related to gross unrealized appreciation and $14,278,204 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
42	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $174,565,390) including $8,152,490 of securities loaned	$161,955,290
Affiliated investments, at value (Cost $8,316,084)	8,316,084
Total investments, at value (Cost $182,881,474)	170,271,374
Swap contracts, at value (net unamortized upfront payment of $531,403)	677,167
Unrealized appreciation on forward foreign currency contracts	1,910,611
Cash	133,909
Foreign currency, at value (Cost $172,806)	177,397
Collateral segregated at custodian for OTC derivative contracts	70,000
Dividends and interest receivable	1,292,918
Receivable for fund shares sold	18,382
Receivable for investments sold	8,792,811
Receivable for delayed delivery securities sold	5,953,369
Receivable for securities lending income	413
Receivable from affiliates	27,607
Other assets	76,815
Total assets	189,402,773
Liabilities
Unrealized depreciation on forward foreign currency contracts	1,940,284
Swap contracts, at value (net unamortized upfront payment of $123,376)	325,355
Payable for centrally cleared swaps	9,462
Payable for futures variation margin	394,180
Payable for collateral on OTC derivatives	453,000
Payable for investments purchased	2,813,721
Payable for delayed delivery securities purchased	14,928,338
Payable for fund shares repurchased	139,289
Payable upon return of securities loaned	8,316,124
Payable to affiliates
Accounting and legal services fees	5,637
Transfer agent fees	7,232
Trustees’ fees	1,823
Other liabilities and accrued expenses	332,933
Total liabilities	29,667,378
Net assets	$159,735,395
Net assets consist of
Paid-in capital	$178,230,328
Total distributable earnings (loss)	(18,494,933)
Net assets	$159,735,395

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	43

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($59,031,516 ÷ 4,712,638 shares)[1]	$12.53
Class C ($2,600,765 ÷ 207,206 shares)[1]	$12.55
Class I ($14,634,795 ÷ 1,169,091 shares)	$12.52
Class R6 ($53,170,659 ÷ 4,249,590 shares)	$12.51
Class 1 ($30,297,660 ÷ 2,422,161 shares)	$12.51
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.19

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
44	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Investment income
Interest	$2,162,037
Dividends	153,476
Securities lending	458
Less foreign taxes withheld	(12,547)
Total investment income	2,303,424
Expenses
Investment management fees	399,986
Distribution and service fees	50,202
Accounting and legal services fees	9,963
Transfer agent fees	23,559
Trustees’ fees	521
Custodian fees	83,132
State registration fees	50,398
Printing and postage	6,935
Professional fees	126,274
Other	8,859
Total expenses	759,829
Less expense reductions	(193,316)
Net expenses	566,513
Net investment income	1,736,911
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,300,679)
Affiliated investments	(226)
Futures contracts	1,647,850
Forward foreign currency contracts	(7,804)
Swap contracts	617,226
(43,633)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(11,876,982)
Futures contracts	(124,504)
Forward foreign currency contracts	119,132
Swap contracts	(700,619)
(12,582,973)
Net realized and unrealized gain	(12,626,606)
Increase in net assets from operations	$(10,889,695)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	45

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$1,736,911	$1,237,619
Net realized gain	(43,633)	781,476
Change in net unrealized appreciation (depreciation)	(12,582,973)	(619,308)
Increase in net assets resulting from operations	(10,889,695)	1,399,787
Distributions to shareholders
From earnings
Class A	(608,095)	—
Class C	(3,990)	—
Class I	(289,583)	—
Class R6	(618,235)	—
Class 1	(430,843)	(2,057,556)
Total distributions	(1,950,746)	(2,057,556)
From fund share transactions
Fund share transactions	(8,583,201)	46,368,145
Issued in reorganization	94,289,023	—
From fund share transactions	85,705,822	46,368,145
Total increase	72,865,381	45,710,376
Net assets
Beginning of period	86,870,014	41,159,638
End of period	$159,735,395	$86,870,014
46	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-22[1]	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$13.66	$13.52
Net investment income[3]	0.18	0.07
Net realized and unrealized gain (loss) on investments	(1.19)	0.07
Total from investment operations	(1.01)	0.14
Less distributions
From net investment income	(0.12)	—
Net asset value, end of period	$12.53	$13.66
Total return (%)[4,5]	(7.59)[6]	1.04[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$59	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42[8]	1.53[9]
Expenses including reductions	1.16[8]	1.16[9]
Net investment income	2.70[9]	2.22[9]
Portfolio turnover (%)	41[10]	61[11]

[1]	Six months ended 2-28-22. Unaudited.
[2]	The inception date for Class A shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Annualized.
[10]	Excludes merger activity.
[11]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	47

CLASS C SHARES Period ended	2-28-22[1]	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$13.64	$13.52
Net investment income[3]	0.13	0.05
Net realized and unrealized gain (loss) on investments	(1.20)	0.07
Total from investment operations	(1.07)	0.12
Less distributions
From net investment income	(0.02)	—
Net asset value, end of period	$12.55	$13.64
Total return (%)[4,5]	(7.94)[6]	0.89[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.17[8]	2.28[9]
Expenses including reductions	1.91[8]	1.91[9]
Net investment income	1.94[9]	1.52[9]
Portfolio turnover (%)	41[10]	61[11]

[1]	Six months ended 2-28-22. Unaudited.
[2]	The inception date for Class C shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Annualized.
[10]	Excludes merger activity.
[11]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
48	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-22[1]	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$13.67	$13.52
Net investment income[3]	0.20	0.07
Net realized and unrealized gain (loss) on investments	(1.20)	0.08
Total from investment operations	(1.00)	0.15
Less distributions
From net investment income	(0.15)	—
Net asset value, end of period	$12.52	$13.67
Total return (%)[4]	(7.49)[5]	1.11[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16[7]	1.28[8]
Expenses including reductions	0.91[7]	0.91[8]
Net investment income	2.95[8]	2.11[8]
Portfolio turnover (%)	41[9]	61[10]

[1]	Six months ended 2-28-22. Unaudited.
[2]	The inception date for Class I shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	49

CLASS R6 SHARES Period ended	2-28-22[1]	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$13.68	$13.52
Net investment income[3]	0.19	0.08
Net realized and unrealized gain (loss) on investments	(1.19)	0.08
Total from investment operations	(1.00)	0.16
Less distributions
From net investment income	(0.17)	—
Net asset value, end of period	$12.51	$13.68
Total return (%)[4]	(7.46)[5]	1.18[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$53	$50
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06[6]	1.18[7]
Expenses including reductions	0.81[6]	0.81[7]
Net investment income	2.87[7]	2.49[7]
Portfolio turnover (%)	41[8]	61[9]

[1]	Six months ended 2-28-22. Unaudited.
[2]	The inception date for Class R6 shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
50	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$13.67	$13.98	$13.27	$12.72	$12.84	$13.09
Net investment income[2]	0.19	0.36	0.23	0.24	0.26	0.18
Net realized and unrealized gain (loss) on investments	(1.19)	0.03	0.94	0.48	(0.38)	(0.08)
Total from investment operations	(1.00)	0.39	1.17	0.72	(0.12)	0.10
Less distributions
From net investment income	(0.16)	(0.70)	(0.46)	(0.17)	—	(0.31)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions	(0.16)	(0.70)	(0.46)	(0.17)	—	(0.35)
Net asset value, end of period	$12.51	$13.67	$13.98	$13.27	$12.72	$12.84
Total return (%)[3]	(7.50)[4]	2.84	9.15	5.75	(0.93)	1.05
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$36	$41	$47	$51	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[5]	1.22	1.66[6]	1.20[6]	0.86	0.83
Expenses including reductions	0.85[5]	0.85	0.96[6]	1.16[6]	0.85	0.82
Net investment income	2.85[7]	2.62	1.77	2.05	2.04	1.48
Portfolio turnover (%)	41[8]	61	224[9]	53	31	56

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Includes interest expense of 0.09% and 0.26% for the year ended August 31, 2020 and the year ended August 31, 2019, respectively.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	51

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Opportunistic Fixed Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek maximum total return, consistent with preservation of capital and prudent investment management.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
52	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$15,305,989	—	$15,305,989	—
Foreign government obligations	72,980,411	—	72,980,411	—
Corporate bonds	30,902,037	—	30,902,037	—
Convertible bonds	2,750,516	—	2,750,516	—
Municipal bonds	1,261,753	—	1,261,753	—
Term loans	9,543,410	—	9,543,410	—
Collateralized mortgage obligations	9,505,081	—	9,505,081	—
Asset backed securities	7,584,351	—	7,584,351	—
Common stocks	8,695	—	—	$8,695
Preferred securities	53,541	$52,372	1,169	—
Exchange-traded funds	10,026,990	10,026,990	—	—
Escrow certificates	46	—	—	46
Short-term investments	10,348,554	10,348,554	—	—
Total investments in securities	$170,271,374	$20,427,916	$149,834,717	$8,741
Derivatives:
Assets
Futures	$341,278	$341,278	—	—
Forward foreign currency contracts	1,910,611	—	$1,910,611	—
SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	53

	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Swap contracts	$922,732	—	$922,732	—
Liabilities
Futures	(395,884)	$(395,884)	—	—
Forward foreign currency contracts	(1,940,284)	—	(1,940,284)	—
Swap contracts	(1,166,024)	—	(1,166,024)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
54	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for
SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	55

lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2022, the fund loaned securities valued at $8,152,490 and received $8,316,124 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
As a result of political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the United States and the European Union, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which has resulted, and may continue to result, in devaluation of Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of Russian securities, property or interests.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2022 were $2,222.
56	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2021, the fund has a long-term capital loss carryforward of $5,375,292 available to offset future net realized capital gains. This carryforward does not expire.
As of August 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, derivative transactions and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund
SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	57

attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statement of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund’s investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
58	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

During the six months ended February 28, 2022, the fund used futures contracts to manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the fund. The fund held futures contracts with USD notional values ranging from $22.7 million to $76.2 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2022, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $73.6 million to $177.2 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
During the six months ended February 28, 2022, the fund used interest rate swap contracts to manage against changes in interest rates and to manage duration of the fund. The fund held interest rate swaps with total USD notional amounts ranging from $10.7 million to $39.2 million, as measured at each quarter end.
SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	59

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the six months ended February 28, 2022, the fund used credit default swap contracts as the buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging from $14.8 million to $19.2 million,as measured at each quarter end.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the six months ended February 28, 2022, the fund used credit default swap contracts as the seller to gain credit exposure to an issuer or index. The fund held credit default swaps with total USD notional amounts ranging from $95,000 to $2.0 million, as measured at each quarter end.
Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
During the six months ended February 28, 2022, the fund used inflation swaps to manage exposure to inflation risk. The fund held inflation swaps with total USD notional amounts ranging from $4.2 million to $9.8 million, as measured at each quarter end.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited
60	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

increases in the market value of the underlying reference asset or index.
During the six months ended February 28, 2022, the fund used total return swaps to gain exposure to a security or market without investing directly in such security or market. The fund held total return swaps with total USD notional amounts ranging from $3.1 million to $8.5 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2022 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$341,278	$(395,884)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	1,910,611	(1,940,284)
Credit	Swap contracts, at value[2]	Credit default swaps	545,403	(140,253)
Interest rate	Swap contracts, at value	Total return swaps	16,865	(6,785)
Interest rate	Swap contracts, at value[2]	Interest rate swaps	245,565	(840,669)
Interest rate	Swap contracts, at value	Inflation swaps	114,899	(178,317)
			$3,174,621	$(3,502,192)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$1,910,611	$(1,940,284)
Swap contracts	677,167	(325,355)
Totals	$2,587,778	$(2,265,639)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
Bank of America, N.A.	$96,657	$(74,381)	$22,276	—	—	$22,276
Barclays Bank PLC	498,802	(230,749)	268,053	$70,000	—	198,053
Citibank, N.A.	133,941	(384,626)	(250,685)	—	$250,685	—
SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	61

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
Goldman Sachs International	$1,288,476	$(966,193)	$322,283	$210,000	—	$112,283
JPMorgan Chase Bank, N.A.	304,791	(328,351)	(23,560)	—	$10,000	(13,560)
Morgan Stanley & Co. International PLC	263,829	(281,339)	(17,510)	—	—	(17,510)
State Street Bank and Trust Company	1,282	—	1,282	—	—	1,282
Totals	$2,587,778	$(2,265,639)	$322,139	$280,000	$260,685	$302,824
[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2022:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$1,647,850	—	$360,589	$2,008,439
Currency	—	$(7,804)	—	(7,804)
Credit	—	—	256,637	256,637
Total	$1,647,850	$(7,804)	$617,226	$2,257,272
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2022:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(124,504)	—	$(634,787)	$(759,291)
Currency	—	$119,132	—	119,132
Credit	—	—	(65,832)	(65,832)
Total	$(124,504)	$119,132	$(700,619)	$(705,991)
62	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.650% of the first $1 billion of the fund’s aggregate net assets and (b) 0.625% of the fund’s aggregate net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and Opportunistic Fixed Income Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to waive its management fee on the fund so that the annual operating expenses do not exceed 0.80% of average net assets for the fund. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, Rule 12b-1 fees, transfer agent fees and service fees, shareholder servicing fees, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly and short dividend expenses. This agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$47,776
Class C	2,096
Class I	15,296
Class	Expense reduction
Class R6	$77,322
Class 1	50,826
Total	$193,316

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of 0.34% of the fund’s average daily net assets.
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Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $171 for the six months ended February 28, 2022. Of this amount, $27 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $144 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2022, CDSCs received by the Distributor amounted to $8 for Class A. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$35,473	$15,560
Class C	6,227	683
Class I	—	5,214
Class R6	—	2,102
64	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class 1	$8,502	—
Total	$50,202	$23,559
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	26,257	$344,325	5,813	$78,745
Issued in reorganization (Note 9)	5,073,351	67,630,816	—	—
Distributions reinvested	46,047	607,361	—	—
Repurchased	(438,830)	(5,690,293)	—	—
Net increase	4,706,825	$62,892,209	5,813	$78,745
Class C shares[1]
Sold	177	$2,311	3,698	$50,000
Issued in reorganization (Note 9)	215,078	2,855,762	—	—
Distributions reinvested	296	3,921	—	—
Repurchased	(12,043)	(157,476)	—	—
Net increase	203,508	$2,704,518	3,698	$50,000
Class I shares[1]
Sold	116,700	$1,550,888	16,354	$223,000
Issued in reorganization (Note 9)	1,778,097	23,732,623	—	—
Distributions reinvested	21,937	288,905	—	—
Repurchased	(763,997)	(9,903,253)	—	—
Net increase	1,152,737	$15,669,163	16,354	$223,000
Class R6 shares[1]
Sold	579,932	$7,522,275	3,666,840	$49,850,000
Issued in reorganization (Note 9)	5,228	69,822	—	—
Distributions reinvested	87	1,142	—	—
Repurchased	(2,497)	(32,920)	—	—
Net increase	582,750	$7,560,319	3,666,840	$49,850,000
SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	65

	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	257,607	$3,440,574	407,153	$5,580,071
Distributions reinvested	32,739	430,843	151,737	2,057,556
Repurchased	(528,684)	(6,991,804)	(842,587)	(11,471,227)
Net decrease	(238,338)	$(3,120,387)	(283,697)	$(3,833,600)
Total net increase	6,407,482	$85,705,822	3,409,008	$46,368,145

[1]	The inception date for Class A, Class C, Class I, and Class R6 shares is 6-4-21.
Affiliates of the fund owned 2%, 86% and 100% of shares of Class C, Class R6 and Class 1, respectively, on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. treasury obligations, amounted to $97,362,531 and $42,257,989, respectively, for the six months ended February 28, 2022. Purchases and sales of U.S. Treasury obligations aggregated $0 and $6,257,541, respectively, for the six months ended February 28, 2022.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	831,484	—	$16,056,835	$(7,740,525)	$(226)	—	$458	—	$8,316,084

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Reorganization
On June 24, 2021, the shareholders of John Hancock Funds II (the Trust) Short Duration Credit Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Opportunistic Fixed Income Fund (the Acquiring Fund) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to achieve potential opportunities for economies of scale and potentially lower expenses in the future. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
66	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or their shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Acquired Fund will bear the costs that are incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on December 10, 2021. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Depreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Opportunistic Fixed Income Fund	Short Duration Credit Opportunities Fund	$94,289,023	($977,122)	9,816,061	7,071,754	$85,743,663	$180,032,686
Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations at February 28, 2022. See Note 6 for capital shares issued in connection with the above referenced reorganization.
Assuming the acquisition had been completed on September 1, 2021, the beginning of the reporting period, the Acquiring Fund’s pro forma results of operations for the period ended February 28, 2022 are as follows:
Net Investment Income	$2,362,317
Net realized and unrealized gain	(14,805,132)
Increase (decrease) in net assets from operations	($12,442,815)
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined.
SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	67

Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 11—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 12—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
68	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Brian M. Garvey
Brij S. Khurana
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	69

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FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Opportunistic Fixed Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071669	476SA 2/22
4/2022

Semiannual report
John Hancock
Funds II
February 28, 2022

John Hancock Funds II
Semiannual report — table of contents

Fund	Portfolio of investments
Capital Appreciation Fund	6
Capital Appreciation Value Fund	7
Core Bond Fund	15
Health Sciences Fund	25
High Yield Fund	27
Fund	Portfolio of investments
International Strategic Equity Allocation Fund	35
Mid Value Fund	51
Science & Technology Fund	53
Strategic Equity Allocation Fund	55
U.S. Sector Rotation Fund	76

2

John Hancock Funds II
Sector or portfolio composition

Capital Appreciation Fund
Sector Composition (% of net assets)
Information technology	42.0
Consumer discretionary	29.7
Communication services	13.4
Health care	6.4
Consumer staples	3.4
Financials	2.7
Industrials	1.6
Short-term investments and other	0.8
Capital Appreciation Value Fund
Portfolio Composition (% of net assets)
Common stocks	66.5
Term loans	13.8
Corporate bonds	8.1
U.S. Government	3.0
Preferred securities	0.7
Short-term investments and other	7.9
Core Bond Fund
Portfolio Composition (% of total investments)
U.S. Government	32.3
Corporate bonds	25.5
U.S. Government Agency	20.7
Collateralized mortgage obligations	7.9
Asset backed securities	6.2
Foreign government obligations	0.8
Municipal bonds	0.3
Short-term investments	6.3
Health Sciences Fund
Industry Composition (% of net assets)
Biotechnology	27.3
Health care providers and services	19.0
Life sciences tools and services	18.0
Health care equipment and supplies	17.9
Pharmaceuticals	12.9
Health care technology	3.1
Specialty retail	0.5
Industrial conglomerates	0.4
Capital markets	0.3
Short-term investments and other	0.6
High Yield Fund
Portfolio Composition (% of net assets)
Corporate bonds	84.2
Term loans	5.4
Asset backed securities	5.0
Convertible bonds	1.5
Preferred securities	0.8
Common stocks	0.8
Foreign government obligations	0.6
Short-term investments and other	1.7
International Strategic Equity Allocation Fund
Sector Composition (% of net assets)
Financials	24.2
Information technology	11.2
Industrials	11.0
Consumer discretionary	10.7
Health care	8.1
Consumer staples	7.7
Materials	7.5
Communication services	5.6
Energy	4.8
Utilities	3.1
Real estate	2.1
Short-term investments and other	4.0
Mid Value Fund
Sector Composition (% of net assets)
Financials	18.8
Health care	13.8
Materials	11.6
Energy	11.5
Consumer staples	9.0
Real estate	7.2
Utilities	7.2
Industrials	6.0
Communication services	5.6
Consumer discretionary	2.4
Information technology	1.2
Short-term investments and other	5.7
Science & Technology Fund
Sector Composition (% of net assets)
Information technology	58.9
Consumer discretionary	22.6
Communication services	12.6
Industrials	0.3
Short-term investments and other	5.6
Strategic Equity Allocation Fund
Sector Composition (% of net assets)
Financials	19.0
Information technology	18.7
Consumer discretionary	10.7
Health care	9.3
Industrials	8.9
Consumer staples	8.0
Communication services	7.3
Materials	4.4
Energy	4.4
Utilities	2.5
Real estate	2.3
Short-term investments and other	4.5
U.S. Sector Rotation Fund
Sector Composition (% of net assets)
Information technology	24.6
Financials	15.4
Consumer discretionary	10.9
Health care	10.2
Communication services	8.7
Consumer staples	8.3
Industrials	7.4
Energy	4.1
Real estate	2.4
Materials	2.2
Utilities	2.2
Short-term investments and other	3.6

John Hancock Funds II
Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2021 through February 28, 2022).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio
Capital Appreciation Fund
Class 1	Actual expenses/actual returns	$1,000.00	$822.10	$3.52	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%
Class NAV	Actual expenses/actual returns	1,000.00	822.70	3.30	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Capital Appreciation Value Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$985.60	$4.04	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%
Core Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$955.40	$3.20	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%
Class NAV	Actual expenses/actual returns	1,000.00	955.60	2.96	0.61%
	Hypothetical example	1,000.00	1,021.80	3.06	0.61%
Health Sciences Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$832.10	$4.54	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%
High Yield Fund
Class 1	Actual expenses/actual returns	$1,000.00	$971.50	$3.96	0.81%
	Hypothetical example	1,000.00	1,020.80	4.06	0.81%
International Strategic Equity Allocation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$921.30	$2.62	0.55%
	Hypothetical example	1,000.00	1,022.10	2.76	0.55%
Mid Value Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,070.30	$4.72	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%
Science & Technology Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$830.00	$4.81	1.06%
	Hypothetical example	1,000.00	1,019.50	5.31	1.06%

John Hancock Funds II
Shareholder expense example

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio
Strategic Equity Allocation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$946.60	$2.56	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
U.S. Sector Rotation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$971.70	$2.59	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.2%
Communication services – 13.4%
Entertainment – 2.5%
Netflix, Inc. (A)	85,260	$33,636,775
ROBLOX Corp., Class A (A)	168,045	8,666,081
		42,302,856
Interactive media and services – 10.9%
Alphabet, Inc., Class A (A)	21,407	57,823,304
Alphabet, Inc., Class C (A)	21,393	57,714,463
Match Group, Inc. (A)	155,869	17,377,835
Meta Platforms, Inc., Class A (A)	93,047	19,635,708
Snap, Inc., Class A (A)	546,255	21,817,425
ZoomInfo Technologies, Inc. (A)	180,924	9,894,734
		184,263,469
		226,566,325
Consumer discretionary – 29.7%
Automobiles – 6.9%
Tesla, Inc. (A)	135,004	117,511,530
Hotels, restaurants and leisure – 3.4%
Airbnb, Inc., Class A (A)	143,172	21,689,126
Chipotle Mexican Grill, Inc. (A)	13,086	19,934,558
Marriott International, Inc., Class A (A)	95,650	16,273,891
		57,897,575
Internet and direct marketing retail – 7.8%
Amazon.com, Inc. (A)	36,077	110,801,847
MercadoLibre, Inc. (A)	19,292	21,735,332
		132,537,179
Multiline retail – 1.3%
Target Corp.	109,796	21,933,947
Specialty retail – 3.2%
O'Reilly Automotive, Inc. (A)	12,320	7,998,637
The Home Depot, Inc.	74,918	23,661,352
The TJX Companies, Inc.	331,614	21,919,685
		53,579,674
Textiles, apparel and luxury goods – 7.1%
Kering SA	30,593	21,220,330
Lululemon Athletica, Inc. (A)	64,775	20,724,114
LVMH Moet Hennessy Louis Vuitton SE	59,722	43,889,993
NIKE, Inc., Class B	247,886	33,848,833
		119,683,270
		503,143,175
Consumer staples – 3.4%
Food and staples retailing – 1.6%
Costco Wholesale Corp.	51,130	26,549,253
Personal products – 1.8%
The Estee Lauder Companies, Inc., Class A	106,293	31,497,805
		58,047,058
Financials – 2.7%
Capital markets – 2.7%
KKR & Company, Inc.	202,657	12,183,739
S&P Global, Inc.	38,828	14,587,680
The Goldman Sachs Group, Inc.	54,738	18,681,532
		45,452,951
Health care – 6.4%
Health care equipment and supplies – 2.2%
Abbott Laboratories	112,237	13,538,027
DexCom, Inc. (A)	26,289	10,881,280
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (A)	47,526	$13,798,224
		38,217,531
Health care providers and services – 1.3%
UnitedHealth Group, Inc.	44,859	21,347,052
Life sciences tools and services – 0.9%
Danaher Corp.	56,416	15,481,115
Pharmaceuticals – 2.0%
Eli Lilly & Company	136,468	34,110,177
		109,155,875
Industrials – 1.6%
Road and rail – 1.6%
Uber Technologies, Inc. (A)	729,275	26,275,778
Information technology – 42.0%
IT services – 11.6%
Adyen NV (A)(B)	13,234	27,583,259
Mastercard, Inc., Class A	121,171	43,720,920
Okta, Inc. (A)	40,489	7,403,009
Shopify, Inc., Class A (A)	52,958	36,766,621
Snowflake, Inc., Class A (A)	79,058	21,002,548
Twilio, Inc., Class A (A)	54,621	9,547,751
Visa, Inc., Class A	228,222	49,323,339
		195,347,447
Semiconductors and semiconductor equipment – 7.7%
Broadcom, Inc.	28,801	16,918,859
NVIDIA Corp.	372,270	90,778,040
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	206,272	22,073,167
		129,770,066
Software – 16.5%
Adobe, Inc. (A)	103,341	48,330,519
Atlassian Corp. PLC, Class A (A)	92,154	28,173,321
Crowdstrike Holdings, Inc., Class A (A)	122,593	23,931,380
HubSpot, Inc. (A)	17,980	9,439,500
Microsoft Corp.	310,104	92,655,974
salesforce.com, Inc. (A)	222,889	46,924,821
The Trade Desk, Inc., Class A (A)	222,057	18,945,903
Workday, Inc., Class A (A)	47,516	10,883,540
		279,284,958
Technology hardware, storage and peripherals – 6.2%
Apple, Inc.	637,837	105,319,645
		709,722,116
TOTAL COMMON STOCKS (Cost $728,405,639)		$1,678,363,278
SHORT-TERM INVESTMENTS – 0.9%
Short-term funds – 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (C)	14,163,949	14,163,949
TOTAL SHORT-TERM INVESTMENTS (Cost $14,163,949)		$14,163,949
Total Investments (Capital Appreciation Fund) (Cost $742,569,588) – 100.1%		$1,692,527,227
Other assets and liabilities, net – (0.1%)		(964,962)
TOTAL NET ASSETS – 100.0%		$1,691,562,265
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

The accompanying notes are an integral part of the financial statements.	6

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
(C)	The rate shown is the annualized seven-day yield as of 2-28-22.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 66.5%
Communication services – 4.6%
Interactive media and services – 4.6%
Alphabet, Inc., Class A (A)(B)	6,628	$17,903,156
Alphabet, Inc., Class C (A)(B)	12,466	33,631,024
Meta Platforms, Inc., Class A (B)	41,548	8,767,874
		60,302,054
Consumer discretionary – 9.7%
Hotels, restaurants and leisure – 3.8%
McDonald's Corp. (A)	16,132	3,948,630
Starbucks Corp. (A)	41,700	3,827,643
Yum! Brands, Inc. (A)	339,502	41,616,155
		49,392,428
Internet and direct marketing retail – 5.8%
Amazon.com, Inc. (A)(B)	24,331	74,726,827
Multiline retail – 0.1%
Dollar General Corp.	9,300	1,844,562
Specialty retail – 0.0%
Ross Stores, Inc. (A)	6,400	584,896
		126,548,713
Consumer staples – 1.9%
Beverages – 1.7%
Keurig Dr. Pepper, Inc.	568,550	21,985,829
Food and staples retailing – 0.2%
Walmart, Inc. (A)	16,804	2,271,229
		24,257,058
Financials – 5.9%
Banks – 2.3%
The PNC Financial Services Group, Inc.	149,288	29,745,634
Capital markets – 1.6%
CME Group, Inc.	10,300	2,436,259
Intercontinental Exchange, Inc.	142,694	18,281,955
		20,718,214
Insurance – 2.0%
Marsh & McLennan Companies, Inc.	168,704	26,218,289
		76,682,137
Health care – 16.9%
Health care equipment and supplies – 4.4%
Abbott Laboratories (A)	15,600	1,881,672
Alcon, Inc.	123,532	9,543,780
Baxter International, Inc.	15,900	1,351,023
Becton, Dickinson and Company (A)	111,899	30,355,961
Hologic, Inc. (B)	99,230	7,062,199
Medtronic PLC (A)	38,500	4,042,115
Teleflex, Inc.	4,351	1,463,285
The Cooper Companies, Inc.	2,513	1,027,867
		56,727,902
Health care providers and services – 4.6%
Humana, Inc.	76,222	33,104,739
UnitedHealth Group, Inc.	56,050	26,672,514
		59,777,253
Life sciences tools and services – 7.7%
Danaher Corp.	107,980	29,630,792
PerkinElmer, Inc.	177,916	31,955,493
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Thermo Fisher Scientific, Inc.	71,775	$39,045,600
		100,631,885
Pharmaceuticals – 0.2%
Catalent, Inc. (B)	26,207	2,674,162
		219,811,202
Industrials – 9.7%
Commercial services and supplies – 1.6%
Aurora Innovation, Inc. (B)(C)	401,420	2,296,122
Republic Services, Inc.	6,000	721,680
Waste Connections, Inc.	144,594	17,855,913
		20,873,715
Industrial conglomerates – 5.5%
General Electric Company (A)	636,711	60,812,268
Roper Technologies, Inc.	23,975	10,746,075
		71,558,343
Machinery – 2.4%
Fortive Corp.	236,576	15,318,296
Ingersoll Rand, Inc.	287,756	14,537,433
Otis Worldwide Corp.	6,801	532,722
		30,388,451
Professional services – 0.2%
TransUnion	32,673	2,965,401
		125,785,910
Information technology – 13.9%
Electronic equipment, instruments and components – 1.9%
TE Connectivity, Ltd.	125,317	17,848,900
Teledyne Technologies, Inc. (B)	16,188	6,950,803
		24,799,703
IT services – 1.2%
FleetCor Technologies, Inc. (B)	484	113,353
Mastercard, Inc., Class A	6,000	2,164,920
Visa, Inc., Class A	64,100	13,853,292
		16,131,565
Semiconductors and semiconductor equipment – 0.6%
NVIDIA Corp.	33,500	8,168,975
Software – 7.9%
Microsoft Corp.	288,092	86,079,000
salesforce.com, Inc. (B)	77,662	16,350,181
		102,429,181
Technology hardware, storage and peripherals – 2.3%
Apple, Inc.	177,998	29,391,030
		180,920,454
Materials – 0.1%
Chemicals – 0.1%
Linde PLC	4,537	1,330,430
Utilities – 3.8%
Electric utilities – 0.4%
American Electric Power Company, Inc.	5,700	516,705
Constellation Energy Corp.	23,700	1,089,726
Exelon Corp.	71,100	3,026,016
		4,632,447
Multi-utilities – 3.4%
Ameren Corp. (A)	202,607	17,414,072
CMS Energy Corp.	168,414	10,780,180
Public Service Enterprise Group, Inc. (A)	254,233	16,481,925
		44,676,177
		49,308,624
TOTAL COMMON STOCKS (Cost $708,727,455)		$864,946,582

The accompanying notes are an integral part of the financial statements.	7

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.7%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	8,000	$202,960
Utilities – 0.7%
Electric utilities – 0.1%
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	55,884	1,230,566
Multi-utilities – 0.6%
CMS Energy Corp., 5.875%	110,920	2,863,954
CMS Energy Corp., 5.875%	143,765	3,801,147
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	34,486	902,843
		7,567,944
		8,798,510
TOTAL PREFERRED SECURITIES (Cost $8,826,375)		$9,001,470
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 3.0%
U.S. Government – 3.0%
U.S. Treasury Notes 1.500%, 01/31/2027	$39,779,400	39,310,127
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $38,978,601)		$39,310,127
CORPORATE BONDS - 8.1%
Communication services - 1.8%
Altice France Holding SA 10.500%, 05/15/2027 (D)	1,940,000	2,031,180
Arches Buyer, Inc. 4.250%, 06/01/2028 (D)	5,000	4,735
CCO Holdings LLC
4.000%, 03/01/2023 (D)	1,110,000	1,108,613
5.000%, 02/01/2028 (D)	6,912,000	6,954,129
5.125%, 05/01/2027 (D)	6,970,000	7,039,700
5.500%, 05/01/2026 (D)	325,000	331,500
Lamar Media Corp.
3.625%, 01/15/2031	120,000	112,649
3.750%, 02/15/2028	695,000	667,746
Live Nation Entertainment, Inc. 4.875%, 11/01/2024 (D)	90,000	90,887
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/2026 (D)	1,245,000	1,236,285
Sirius XM Radio, Inc. 5.000%, 08/01/2027 (D)	2,010,000	2,037,205
T-Mobile USA, Inc.
2.625%, 02/15/2029	40,000	37,514
2.875%, 02/15/2031	170,000	159,514
3.375%, 04/15/2029 (D)	190,000	185,934
3.500%, 04/15/2031	600,000	590,619
4.750%, 02/01/2028	65,000	67,103
Twitter, Inc. 5.000%, 03/01/2030 (D)	420,000	422,100
		23,077,413
Consumer discretionary - 2.6%
Cedar Fair LP
5.250%, 07/15/2029	2,080,000	2,077,473
5.375%, 04/15/2027	2,105,000	2,120,788
5.500%, 05/01/2025 (D)	1,190,000	1,223,165
6.500%, 10/01/2028	2,070,000	2,121,750
Clarios Global LP
6.250%, 05/15/2026 (D)	689,000	712,729
6.750%, 05/15/2025 (D)	539,000	559,331
8.500%, 05/15/2027 (D)	1,465,000	1,527,263
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	205,000	194,873
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hilton Domestic Operating Company, Inc. (continued)
4.000%, 05/01/2031 (D)	$105,000	$102,629
5.375%, 05/01/2025 (D)	100,000	103,107
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	50,000	51,063
IRB Holding Corp. 6.750%, 02/15/2026 (D)	70,000	70,525
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	4,715,000	4,830,282
Life Time, Inc. 5.750%, 01/15/2026 (D)	1,560,000	1,552,200
Marriott International, Inc. 3.125%, 06/15/2026	415,000	421,900
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	5,138,000	5,133,941
5.500%, 04/15/2027 (D)	3,022,000	3,047,793
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	2,123,000	2,217,336
Yum! Brands, Inc.
3.625%, 03/15/2031	477,000	445,723
3.875%, 11/01/2023	990,000	1,014,750
4.625%, 01/31/2032	358,000	350,840
4.750%, 01/15/2030 (D)	420,000	426,300
5.350%, 11/01/2043	1,834,000	1,847,755
6.875%, 11/15/2037	925,000	1,054,500
7.750%, 04/01/2025 (D)	380,000	395,941
		33,603,957
Financials - 1.4%
Acrisure LLC 7.000%, 11/15/2025 (D)	2,600,000	2,589,860
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (D)	375,000	361,875
5.875%, 11/01/2029 (D)	425,000	401,221
6.750%, 10/15/2027 (D)	700,000	684,250
AmWINS Group, Inc. 4.875%, 06/30/2029 (D)	570,000	542,925
HUB International, Ltd.
5.625%, 12/01/2029 (D)	445,000	422,750
7.000%, 05/01/2026 (D)	8,104,000	8,158,297
MSCI, Inc.
3.250%, 08/15/2033 (D)	40,000	37,842
3.625%, 09/01/2030 to 11/01/2031 (D)	685,000	671,217
3.875%, 02/15/2031 (D)	10,000	9,955
4.000%, 11/15/2029 (D)	250,000	251,345
Ryan Specialty Group LLC 4.375%, 02/01/2030 (D)	80,000	76,964
State Street Corp. (3 month LIBOR + 3.597%) 3.800%, 06/15/2022 (E)(F)	517,000	517,556
USI, Inc. 6.875%, 05/01/2025 (D)	3,450,000	3,464,525
		18,190,582
Health care - 0.7%
Avantor Funding, Inc.
3.875%, 11/01/2029 (D)	210,000	202,085
4.625%, 07/15/2028 (D)	1,888,000	1,916,320
Catalent Pharma Solutions, Inc.
3.125%, 02/15/2029 (D)	600,000	555,750
3.500%, 04/01/2030 (D)	320,000	297,888
5.000%, 07/15/2027 (D)	145,000	148,162
Hadrian Merger Sub, Inc. 8.500%, 05/01/2026 (D)	1,616,000	1,632,160

The accompanying notes are an integral part of the financial statements.	8

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Hologic, Inc. 3.250%, 02/15/2029 (D)	$220,000	$208,450
IQVIA, Inc. 5.000%, 05/15/2027 (D)	950,000	971,784
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (D)	1,215,000	1,280,003
Teleflex, Inc.
4.250%, 06/01/2028 (D)	145,000	143,188
4.625%, 11/15/2027	952,000	966,280
Tenet Healthcare Corp. 4.625%, 09/01/2024 (D)	450,000	456,093
		8,778,163
Industrials - 1.3%
CoreLogic, Inc. 4.500%, 05/01/2028 (D)	325,000	308,344
Delta Air Lines, Inc.
4.500%, 10/20/2025 (D)	2,380,000	2,443,324
4.750%, 10/20/2028 (D)	925,000	964,707
General Electric Company (3 month LIBOR + 3.330%) 3.533%, 06/15/2022 (E)(F)	3,841,000	3,633,394
Howmet Aerospace, Inc. 3.000%, 01/15/2029	490,000	464,888
Korn Ferry 4.625%, 12/15/2027 (D)	480,000	472,800
Lennox International, Inc. 3.000%, 11/15/2023	510,000	517,155
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	1,425,000	1,503,375
Sensata Technologies BV
4.000%, 04/15/2029 (D)	600,000	576,000
4.875%, 10/15/2023 (D)	507,000	519,675
5.000%, 10/01/2025 (D)	700,000	723,867
5.625%, 11/01/2024 (D)	415,000	437,227
Sensata Technologies, Inc. 3.750%, 02/15/2031 (D)	245,000	227,850
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/2027 (D)	275,000	272,250
TransDigm UK Holdings PLC 6.875%, 05/15/2026	350,000	361,494
TransDigm, Inc.
5.500%, 11/15/2027	325,000	323,716
6.250%, 03/15/2026 (D)	325,000	334,344
6.375%, 06/15/2026	145,000	147,823
United Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	773,582	786,381
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	32,213	32,702
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	137,400	135,746
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	331,247	324,653
Welbilt, Inc. 9.500%, 02/15/2024	1,692,000	1,696,230
		17,207,945
Information technology - 0.1%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (D)	325,000	307,655
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (D)	235,000	230,025
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (D)	$695,000	$656,775
4.875%, 07/01/2029 (D)	220,000	207,165
Gartner, Inc.
3.625%, 06/15/2029 (D)	245,000	237,706
3.750%, 10/01/2030 (D)	300,000	291,840
4.500%, 07/01/2028 (D)	165,000	167,150
Twilio, Inc. 3.625%, 03/15/2029	35,000	33,526
		2,131,842
Real estate - 0.1%
SBA Communications Corp.
3.125%, 02/01/2029	255,000	236,844
3.875%, 02/15/2027	960,000	958,339
		1,195,183
Utilities - 0.1%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (E)	1,525,000	1,490,688
TOTAL CORPORATE BONDS (Cost $103,807,721)		$105,675,773
TERM LOANS (G) – 13.8%
Communication services – 0.5%
Arches Buyer, Inc., 2021 Term Loan B TBD 12/06/2027 (H)	323,947	318,239
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	5,635,000	5,578,650
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%) 3.750%, 11/12/2027	659,744	653,833
		6,550,722
Consumer discretionary – 0.6%
Cedar Fair LP, 2017 Term Loan B (1 month LIBOR + 1.750%) 1.959%, 04/13/2024	65,000	63,660
Four Seasons Hotels, Ltd., New 1st Lien Term Loan (1 month LIBOR + 2.000%) 2.209%, 11/30/2023	974,560	966,725
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.000%) 4.000%, 12/15/2027	2,260,766	2,237,028
IRB Holding Corp., 2020 Term Loan B (6 month LIBOR + 2.750%) 3.750%, 02/05/2025	2,139,216	2,118,124
Life Time, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%) 5.750%, 12/16/2024	655,052	658,210
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B (1 month LIBOR + 3.000%) 3.500%, 08/25/2028	1,419,833	1,398,238
Woof Holdings, Inc., 1st Lien Term Loan (3 month LIBOR + 3.750%) 4.500%, 12/21/2027	610,388	604,284
		8,046,269
Consumer staples – 0.3%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 4.500%, 10/01/2026	3,844,023	3,820,497

The accompanying notes are an integral part of the financial statements.	9

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Financials – 4.7%
Acrisure LLC, 2021 Incremental Term Loan B (3 month LIBOR + 3.750%) 4.250%, 02/15/2027	$708,225	$698,933
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%) 3.459%, 05/09/2025	3,657,814	3,613,920
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (1 month LIBOR + 3.500%) 4.000%, 11/06/2027	4,623,413	4,579,120
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%) 3.459%, 05/09/2025	1,744,465	1,722,345
Howden Group Holdings, Ltd., 2021 Term Loan B (1 month LIBOR + 3.250%) 4.000%, 11/12/2027	4,226,524	4,176,059
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%) 3.017%, 04/25/2025	20,618,821	20,353,663
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.000%, 04/25/2025	13,000,132	12,896,391
Ryan Specialty Group LLC, Term Loan (1 month LIBOR + 3.000%) 3.750%, 09/01/2027	1,018,167	1,009,574
USI, Inc., 2017 New Term Loan (3 month LIBOR + 3.000%) 3.224%, 05/16/2024	7,411,103	7,339,290
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 3.474%, 12/02/2026	5,076,857	5,018,473
		61,407,768
Health care – 2.5%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month LIBOR + 3.500%) 4.000%, 12/23/2027	3,057,338	3,031,870
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.375%) 3.875%, 12/23/2027	1,875,825	1,844,949
athenahealth, Inc., 2022 Delayed Draw Term Loan TBD 02/15/2029 (H)	345,652	342,109
athenahealth, Inc., 2022 Term Loan B (3 month SOFR + 3.500%) 4.000%, 02/15/2029	4,242,029	4,198,548
Avantor Funding, Inc., 2021 Term Loan B4 (1 month LIBOR + 2.000%) 2.500%, 11/21/2024	160,407	159,285
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 3.974%, 02/18/2027	254,358	251,496
Eyecare Partners LLC, 2021 Delayed Draw Term Loan (3 month LIBOR + 2.750% and 3.750%) 4.807%, 11/15/2028	38,000	37,601
Eyecare Partners LLC, 2021 Incremental Term Loan (3 month LIBOR + 3.750%) 4.250%, 11/15/2028	182,000	180,089
Heartland Dental LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 3.709%, 04/30/2025	5,822,811	5,745,192
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%) 4.162%, 04/30/2025	472,625	468,688
Capital Appreciation Value Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Health care (continued)
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.250%) 3.355%, 04/21/2027		$3,045,065	$2,994,304
Mozart Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 3.750%, 10/23/2028		8,875,000	8,782,079
Pacific Dental Services, Inc., 2021 Term Loan (1 month LIBOR + 3.250%) 4.000%, 05/05/2028		497,500	495,013
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%) 3.959%, 03/31/2027		324,181	321,102
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 2.959%, 02/14/2025		354,931	349,873
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%) 3.355%, 02/14/2025		1,098,111	1,085,758
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%) 4.250%, 02/14/2025		2,072,971	2,056,905
PetVet Care Centers LLC, 2nd Lien Term Loan TBD 02/13/2026 (H)		25,000	24,867
			32,369,728
Industrials – 1.9%
Camelot US Acquisition LLC, 2020 Incremental Term Loan B (1 month LIBOR + 3.000%) 4.000%, 10/30/2026		3,341,250	3,319,331
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%) 4.000%, 06/02/2028		3,411,450	3,364,543
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.187%, 03/29/2025		966,611	954,731
Filtration Group Corp., 2018 EUR Term Loan (3 month EURIBOR + 3.500%) 3.500%, 03/29/2025	EUR	1,744,169	1,909,203
Filtration Group Corp., 2021 Incremental Term Loan (1 month LIBOR + 3.500%) 4.000%, 10/21/2028		$518,700	514,291
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027		6,225,000	6,495,041
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month LIBOR + 3.750%) 4.750%, 10/20/2027		2,795,000	2,918,679
TK Elevator U.S. Newco, Inc., Term Loan B (6 month LIBOR + 3.500%) 4.000%, 07/30/2027		4,117,992	4,085,625
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%) 2.709%, 10/23/2025		600,000	597,498
			24,158,942
Information technology – 3.3%
Applied Systems, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.000%) 3.500%, 09/19/2024		4,013,826	3,986,732
Applied Systems, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.500%) 6.250%, 09/19/2025		366,814	366,051

The accompanying notes are an integral part of the financial statements.	10

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Information technology (continued)
Ascend Learning LLC, 2021 2nd Lien Term Loan (1 month LIBOR + 5.750%) 6.250%, 12/10/2029	$720,000	$717,300
Ascend Learning LLC, 2021 Term Loan (1 and 3 month LIBOR + 3.500%) 4.000%, 12/11/2028	5,060,000	4,989,615
Azalea TopCo, Inc., 2021 Term Loan B (1 and 3 month LIBOR + 3.750%) 4.500%, 07/24/2026	749,783	744,160
Azalea TopCo, Inc., 2022 Incremental Term Loan TBD 07/24/2026 (H)	360,000	357,750
Azalea TopCo, Inc., Term Loan (1 and 3 month LIBOR + 3.500%) 3.799%, 07/24/2026	5,101,755	5,010,331
Celestial Saturn Parent, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 7.000%, 06/04/2029	230,000	227,700
Polaris Newco LLC, USD Term Loan B (3 month LIBOR + 4.000%) 4.500%, 06/02/2028	473,813	470,529
Project Boost Purchaser LLC, 2021 Incremental Term Loan (1 month LIBOR + 3.500%) 4.000%, 05/30/2026	497,687	493,542
RealPage, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%) 3.750%, 04/24/2028	4,658,325	4,603,310
RealPage, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 7.250%, 04/23/2029	225,000	226,829
Sophia LP, 2021 Term Loan B (3 month LIBOR + 3.500%) 4.000%, 10/07/2027	847,875	839,040
UKG, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.250%) 5.750%, 05/03/2027	765,000	761,053
UKG, Inc., 2021 Term Loan (3 month LIBOR + 3.250%) 3.750%, 05/04/2026	18,220,106	18,083,455
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.959%, 05/04/2026	679,363	673,873
		42,551,270
Materials – 0.0%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 2.162%, 10/20/2024	261,296	260,397
TOTAL TERM LOANS (Cost $179,768,818)		$179,165,593
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 8.9%
Short-term funds – 8.9%
John Hancock Collateral Trust, 0.0896% (I)(J)	211,755	$2,117,869
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (I)	10,688,801	10,688,801
T. Rowe Price Government Reserve Fund, 0.1031% (I)	102,277,185	102,277,185
TOTAL SHORT-TERM INVESTMENTS (Cost $115,083,906)		$115,083,855
Total Investments (Capital Appreciation Value Fund) (Cost $1,155,192,876) – 101.0%		$1,313,183,400
Other assets and liabilities, net – (1.0%)		(13,170,470)
TOTAL NET ASSETS – 100.0%		$1,300,012,930
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 2-28-22.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	The rate shown is the annualized seven-day yield as of 2-28-22.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Abbott Laboratories	USD	135.00	Jan 2023	16	1,600	$15,200	$(10,024)
GSI	Abbott Laboratories	USD	135.00	Jan 2023	36	3,600	29,726	(22,554)
GSI	Abbott Laboratories	USD	145.00	Jan 2023	16	1,600	10,592	(6,017)
GSI	Abbott Laboratories	USD	145.00	Jan 2023	36	3,600	18,888	(13,539)
GSI	Abbott Laboratories	USD	150.00	Jan 2023	16	1,600	8,569	(4,615)
The accompanying notes are an integral part of the financial statements.	11

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
GSI	Abbott Laboratories	USD	150.00	Jan 2023	36	3,600	$14,371	$(10,384)
GSI	Alphabet, Inc., Class A	USD	2,000.00	Sep 2022	3	300	51,390	(227,275)
GSI	Alphabet, Inc., Class A	USD	2,000.00	Sep 2022	2	200	44,224	(151,517)
GSI	Alphabet, Inc., Class A	USD	2,100.00	Sep 2022	3	300	42,218	(201,437)
GSI	Alphabet, Inc., Class A	USD	2,100.00	Sep 2022	2	200	37,453	(134,291)
SFG	Alphabet, Inc., Class A	USD	2,450.00	Sep 2022	1	100	26,747	(40,314)
SFG	Alphabet, Inc., Class A	USD	2,500.00	Sep 2022	2	200	49,294	(74,049)
SFG	Alphabet, Inc., Class A	USD	2,550.00	Sep 2022	1	100	22,722	(33,893)
SFG	Alphabet, Inc., Class A	USD	2,600.00	Sep 2022	1	100	20,922	(30,926)
GSI	Alphabet, Inc., Class A	USD	3,200.00	Jan 2023	3	300	54,291	(41,345)
GSI	Alphabet, Inc., Class A	USD	3,300.00	Jan 2023	2	200	30,994	(22,760)
GSI	Alphabet, Inc., Class A	USD	3,400.00	Jan 2023	2	200	26,094	(18,701)
GSI	Alphabet, Inc., Class A	USD	3,500.00	Jan 2023	2	200	22,194	(15,306)
GSI	Alphabet, Inc., Class C	USD	2,000.00	Jun 2022	2	200	30,815	(144,674)
GSI	Alphabet, Inc., Class C	USD	2,000.00	Jun 2022	3	300	61,060	(217,010)
GSI	Alphabet, Inc., Class C	USD	2,100.00	Jun 2022	2	200	25,013	(126,439)
GSI	Alphabet, Inc., Class C	USD	2,100.00	Jun 2022	3	300	49,903	(189,658)
SFG	Alphabet, Inc., Class C	USD	2,550.00	Jun 2022	2	200	44,192	(54,982)
SFG	Alphabet, Inc., Class C	USD	2,600.00	Jun 2022	2	200	40,386	(48,662)
SFG	Alphabet, Inc., Class C	USD	2,650.00	Jun 2022	2	200	36,780	(42,757)
GSI	Amazon.com, Inc.	USD	3,600.00	Jan 2023	2	200	46,828	(35,610)
GSI	Amazon.com, Inc.	USD	3,700.00	Jan 2023	3	300	60,779	(45,550)
GSI	Amazon.com, Inc.	USD	3,800.00	Jan 2023	3	300	52,161	(38,685)
GSI	Amazon.com, Inc.	USD	4,000.00	Jan 2023	1	100	34,022	(9,254)
GSI	Amazon.com, Inc.	USD	4,100.00	Jan 2023	1	100	30,544	(7,834)
GSI	Amazon.com, Inc.	USD	4,200.00	Jan 2023	1	100	27,523	(6,636)
GSI	Amazon.com, Inc.	USD	4,300.00	Jan 2023	2	200	49,603	(11,257)
GSI	Amazon.com, Inc.	USD	4,400.00	Jan 2023	2	200	44,460	(9,568)
CITI	Amazon.com, Inc.	USD	4,500.00	Jan 2023	2	200	57,156	(8,156)
GSI	Amazon.com, Inc.	USD	4,500.00	Jan 2023	2	200	39,918	(8,156)
CITI	Amazon.com, Inc.	USD	4,600.00	Jan 2023	2	200	52,293	(6,976)
CITI	Amazon.com, Inc.	USD	4,700.00	Jan 2023	2	200	47,862	(5,994)
CITI	Amazon.com, Inc.	USD	4,800.00	Jan 2023	2	200	43,788	(5,174)
CITI	Amazon.com, Inc.	USD	4,900.00	Jan 2023	1	100	20,032	(2,242)
CITI	Amazon.com, Inc.	USD	5,000.00	Jan 2023	1	100	18,330	(1,950)
CITI	Amazon.com, Inc.	USD	5,100.00	Jan 2023	1	100	16,783	(1,699)
CSFB	Ameren Corp.	USD	90.00	Jun 2022	65	6,500	19,019	(9,679)
CSFB	Ameren Corp.	USD	95.00	Jun 2022	75	7,500	8,220	(3,172)
CSFB	Ameren Corp.	USD	100.00	Jun 2022	75	7,500	2,850	(714)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2023	19	1,900	11,784	(12,378)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2023	19	1,900	7,590	(7,964)
JPM	American Electric Power Company, Inc.	USD	100.00	Jan 2023	19	1,900	4,632	(4,793)
CITI	Baxter International, Inc.	USD	87.50	Jan 2023	53	5,300	33,761	(34,633)
CITI	Baxter International, Inc.	USD	92.50	Jan 2023	53	5,300	18,921	(23,870)
CITI	Baxter International, Inc.	USD	97.50	Jan 2023	53	5,300	8,056	(16,013)
GSI	Becton, Dickinson and Company	USD	260.00	Jan 2023	20	2,000	49,176	(61,596)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2023	25	2,500	40,039	(51,695)
GSI	Becton, Dickinson and Company	USD	290.00	Jan 2023	25	2,500	32,937	(41,509)
JPM	CME Group, Inc.	USD	230.00	Jan 2023	13	1,300	24,011	(33,323)
JPM	CME Group, Inc.	USD	240.00	Jan 2023	13	1,300	18,551	(26,642)
JPM	CME Group, Inc.	USD	250.00	Jan 2023	13	1,300	14,391	(20,923)
CITI	Dollar General Corp.	USD	220.00	Jan 2023	31	3,100	59,024	(36,868)
CITI	Dollar General Corp.	USD	230.00	Jan 2023	31	3,100	46,550	(27,752)
CITI	Dollar General Corp.	USD	240.00	Jan 2023	31	3,100	36,307	(20,637)
JPM	Exelon Corp.	USD	55.00	Jan 2023	121	12,100	62,092	(5,669)
JPM	Exelon Corp.	USD	55.00	Jan 2023	3	300	1,614	(141)
JPM	Exelon Corp.	USD	55.00	Jan 2023	58	5,800	31,839	(2,717)
JPM	Exelon Corp.	USD	55.00	Jan 2023	55	5,500	32,976	(2,577)
JPM	Exelon Corp.	USD	60.00	Jan 2023	121	12,100	35,259	(2,676)
JPM	Exelon Corp.	USD	60.00	Jan 2023	3	300	938	(66)
JPM	Exelon Corp.	USD	60.00	Jan 2023	58	5,800	18,610	(1,283)
JPM	Exelon Corp.	USD	60.00	Jan 2023	55	5,500	19,191	(1,216)
JPM	Exelon Corp.	USD	65.00	Jan 2023	121	12,100	19,343	(1,382)
JPM	Exelon Corp.	USD	65.00	Jan 2023	3	300	502	(34)
The accompanying notes are an integral part of the financial statements.	12

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	Exelon Corp.	USD	65.00	Jan 2023	58	5,800	$10,033	$(663)
JPM	Exelon Corp.	USD	65.00	Jan 2023	55	5,500	10,082	(628)
WFB	General Electric Company	USD	110.00	Jan 2023	8	800	6,974	(5,915)
WFB	General Electric Company	USD	110.00	Jan 2023	128	12,800	105,097	(94,647)
WFB	General Electric Company	USD	110.00	Jan 2023	108	10,800	89,911	(79,858)
WFB	General Electric Company	USD	115.00	Jan 2023	8	800	5,769	(4,791)
WFB	General Electric Company	USD	115.00	Jan 2023	128	12,800	85,857	(76,654)
WFB	General Electric Company	USD	115.00	Jan 2023	108	10,800	73,516	(64,677)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2023	9	900	9,288	(10,021)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2023	13	1,300	13,481	(14,475)
JPM	Intercontinental Exchange, Inc.	USD	135.00	Jan 2023	9	900	7,398	(7,936)
JPM	Intercontinental Exchange, Inc.	USD	135.00	Jan 2023	13	1,300	10,816	(11,463)
JPM	Intercontinental Exchange, Inc.	USD	140.00	Jan 2023	9	900	5,733	(6,152)
JPM	Intercontinental Exchange, Inc.	USD	140.00	Jan 2023	13	1,300	8,411	(8,886)
GSI	McDonald's Corp.	USD	260.00	Jan 2023	17	1,700	23,409	(20,706)
GSI	McDonald's Corp.	USD	260.00	Jan 2023	22	2,200	28,502	(26,796)
GSI	McDonald's Corp.	USD	260.00	Jan 2023	8	800	14,395	(9,744)
GSI	McDonald's Corp.	USD	260.00	Jan 2023	19	1,900	33,513	(23,142)
GSI	McDonald's Corp.	USD	270.00	Jan 2023	17	1,700	17,289	(14,693)
GSI	McDonald's Corp.	USD	270.00	Jan 2023	22	2,200	21,757	(19,014)
GSI	McDonald's Corp.	USD	270.00	Jan 2023	8	800	11,075	(6,914)
GSI	McDonald's Corp.	USD	270.00	Jan 2023	19	1,900	25,728	(16,421)
GSI	McDonald's Corp.	USD	280.00	Jan 2023	8	800	8,431	(4,736)
GSI	McDonald's Corp.	USD	280.00	Jan 2023	19	1,900	19,404	(11,248)
CSFB	Medtronic PLC	USD	105.00	Jan 2023	24	2,400	28,128	(22,229)
CSFB	Medtronic PLC	USD	105.00	Jan 2023	33	3,300	39,831	(30,565)
CSFB	Medtronic PLC	USD	105.00	Jan 2023	28	2,800	31,332	(25,934)
JPM	Medtronic PLC	USD	105.00	Jan 2023	43	4,300	42,176	(39,828)
CSFB	Medtronic PLC	USD	110.00	Jan 2023	24	2,400	22,368	(16,700)
CSFB	Medtronic PLC	USD	110.00	Jan 2023	33	3,300	31,746	(22,963)
CSFB	Medtronic PLC	USD	110.00	Jan 2023	28	2,800	24,752	(19,483)
JPM	Medtronic PLC	USD	110.00	Jan 2023	43	4,300	32,578	(29,921)
CSFB	Medtronic PLC	USD	115.00	Jan 2023	24	2,400	17,568	(12,250)
CSFB	Medtronic PLC	USD	115.00	Jan 2023	33	3,300	24,981	(16,844)
CSFB	Medtronic PLC	USD	115.00	Jan 2023	28	2,800	19,292	(14,292)
JPM	Medtronic PLC	USD	115.00	Jan 2023	44	4,400	24,834	(22,458)
JPM	Meta Platforms, Inc., Class A	USD	345.00	Sep 2022	21	2,100	81,770	(2,601)
JPM	Meta Platforms, Inc., Class A	USD	360.00	Sep 2022	21	2,100	70,363	(2,031)
SFG	Microsoft Corp.	USD	300.00	Jan 2023	93	9,300	169,908	(302,476)
SFG	Microsoft Corp.	USD	300.00	Jan 2023	93	9,300	175,026	(302,477)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	32	3,200	56,883	(75,257)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	32	3,200	61,099	(75,257)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	21	2,100	30,850	(41,630)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	21	2,100	31,030	(41,630)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	17	1,700	30,220	(33,700)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	32	3,200	48,405	(63,436)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	32	3,200	51,807	(63,436)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	21	2,100	26,073	(34,868)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	21	2,100	26,180	(34,868)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	17	1,700	25,631	(28,226)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	43	4,300	87,102	(71,395)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	19	1,900	38,578	(31,547)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	32	3,200	41,247	(53,131)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	32	3,200	43,795	(53,131)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	21	2,100	21,927	(29,009)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	21	2,100	22,163	(29,009)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	17	1,700	21,637	(23,483)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	43	4,300	74,101	(59,399)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	19	1,900	33,056	(26,246)
JPM	Microsoft Corp.	USD	350.00	Jan 2023	62	6,200	94,674	(85,645)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	32	3,200	34,689	(44,204)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	32	3,200	37,065	(44,204)
JPM	Microsoft Corp.	USD	355.00	Jan 2023	62	6,200	85,994	(77,930)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	43	4,300	62,793	(49,104)
The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	19	1,900	$28,142	$(21,697)
JPM	Microsoft Corp.	USD	360.00	Jan 2023	62	6,200	77,934	(70,801)
CITI	Microsoft Corp.	USD	365.00	Jan 2023	42	4,200	55,884	(43,508)
JPM	Otis Worldwide Corp.	USD	85.00	Jan 2023	15	1,500	10,230	(7,396)
JPM	Otis Worldwide Corp.	USD	85.00	Jan 2023	8	800	2,270	(3,944)
JPM	Otis Worldwide Corp.	USD	90.00	Jan 2023	15	1,500	7,230	(4,944)
JPM	Otis Worldwide Corp.	USD	90.00	Jan 2023	8	800	1,837	(2,637)
JPM	Otis Worldwide Corp.	USD	95.00	Jan 2023	15	1,500	3,330	(3,181)
JPM	Otis Worldwide Corp.	USD	95.00	Jan 2023	7	700	972	(1,484)
BOA	Public Service Enterprise Group, Inc.	USD	65.00	Jul 2022	69	6,900	21,268	(19,581)
BOA	Public Service Enterprise Group, Inc.	USD	70.00	Jul 2022	69	6,900	8,626	(8,640)
BOA	Public Service Enterprise Group, Inc.	USD	75.00	Jul 2022	69	6,900	2,287	(3,555)
CITI	Republic Services, Inc.	USD	135.00	Jul 2022	20	2,000	7,473	(3,963)
CITI	Republic Services, Inc.	USD	140.00	Jul 2022	20	2,000	5,292	(2,706)
CITI	Republic Services, Inc.	USD	145.00	Jul 2022	20	2,000	2,738	(1,943)
CSFB	Ross Stores, Inc.	USD	95.00	Jan 2023	22	2,200	26,484	(23,277)
CSFB	Ross Stores, Inc.	USD	100.00	Jan 2023	21	2,100	21,403	(18,108)
CSFB	Ross Stores, Inc.	USD	105.00	Jan 2023	21	2,100	17,735	(14,676)
GSI	Starbucks Corp.	USD	97.50	Jan 2023	69	6,900	70,652	(48,252)
GSI	Starbucks Corp.	USD	97.50	Jan 2023	70	7,000	65,590	(48,951)
GSI	Starbucks Corp.	USD	100.00	Jan 2023	69	6,900	62,917	(41,902)
GSI	Starbucks Corp.	USD	100.00	Jan 2023	70	7,000	59,290	(42,509)
GSI	Starbucks Corp.	USD	105.00	Jan 2023	69	6,900	48,747	(31,278)
GSI	Starbucks Corp.	USD	105.00	Jan 2023	70	7,000	46,690	(31,731)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	34	3,400	45,293	(41,547)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	24	2,400	31,200	(29,327)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	7	700	9,034	(8,554)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	21	2,100	27,234	(25,661)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	34	3,400	35,857	(31,036)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	24	2,400	24,679	(21,908)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	7	700	7,140	(6,390)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	21	2,100	21,437	(19,170)
CITI	UnitedHealth Group, Inc.	USD	540.00	Jan 2023	45	4,500	121,725	(114,427)
WFB	Walmart, Inc.	USD	145.00	Jan 2023	39	3,900	40,053	(25,926)
WFB	Walmart, Inc.	USD	145.00	Jan 2023	17	1,700	14,773	(11,301)
WFB	Walmart, Inc.	USD	155.00	Jan 2023	39	3,900	26,208	(14,693)
WFB	Walmart, Inc.	USD	155.00	Jan 2023	17	1,700	9,452	(6,405)
WFB	Walmart, Inc.	USD	160.00	Jan 2023	39	3,900	20,943	(10,764)
WFB	Walmart, Inc.	USD	160.00	Jan 2023	17	1,700	7,344	(4,692)
WFB	Yum! Brands, Inc.	USD	135.00	Jan 2023	16	1,600	9,552	(9,834)
WFB	Yum! Brands, Inc.	USD	135.00	Jan 2023	37	3,700	20,544	(22,740)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2023	16	1,600	5,232	(5,721)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2023	37	3,700	10,763	(13,231)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2023	16	1,600	3,056	(4,320)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2023	37	3,700	7,811	(9,989)
							$5,838,175	$(6,071,069)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SFG	Susquehanna Financial Group, LLLP
WFB	Wells Fargo Bank, N.A.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 59.2%
U.S. Government – 36.1%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$42,924,000	$35,686,586
1.375%, 11/15/2040 to 08/15/2050	31,706,000	26,811,633
1.625%, 11/15/2050	5,647,000	4,947,743
1.750%, 08/15/2041	43,684,000	40,039,094
1.875%, 02/15/2041 to 02/15/2052	10,657,000	9,970,801
2.000%, 11/15/2041 to 08/15/2051	26,715,000	25,592,994
2.250%, 05/15/2041 to 02/15/2052	16,660,000	16,725,009
2.375%, 02/15/2042	3,564,000	3,639,178
2.500%, 02/15/2045	9,057,000	9,350,291
U.S. Treasury Notes
0.125%, 05/31/2022 to 08/31/2023	23,212,000	23,140,506
0.250%, 05/15/2024 to 10/31/2025	81,066,000	77,523,828
0.375%, 10/31/2023 to 01/31/2026	90,265,000	86,802,802
0.500%, 08/31/2027 to 10/31/2027	27,441,000	25,594,292
0.750%, 11/15/2024 to 05/31/2026	19,038,000	18,353,134
0.875%, 01/31/2024 to 09/30/2026	30,054,000	29,182,345
1.000%, 12/15/2024 to 07/31/2028	13,555,000	13,058,635
1.125%, 02/15/2025	7,433,000	7,327,893
1.250%, 12/31/2026 to 06/30/2028	4,702,000	4,566,983
1.375%, 10/31/2028 to 12/31/2028	21,846,000	21,216,501
1.500%, 02/29/2024 to 01/31/2027	48,639,000	48,431,622
1.750%, 01/31/2029	3,600,000	3,581,438
1.875%, 02/28/2027 to 02/15/2032	56,305,000	56,585,023
2.125%, 05/15/2025	13,546,000	13,734,374
		601,862,705
U.S. Government Agency – 23.1%
Federal Home Loan Mortgage Corp.
2.000%, 11/01/2041 to 03/01/2042	5,939,164	5,782,631
2.045%, 12/14/2029 (A)	2,068,000	1,761,161
2.500%, 01/01/2036	6,084,366	6,193,405
2.810%, (12 month LIBOR + 1.641%), 05/01/2049 (B)	1,146,737	1,177,269
3.000%, 12/01/2031 to 02/01/2032	3,592,785	3,696,719
4.000%, 01/01/2035 to 07/01/2049	6,394,150	6,787,400
4.500%, 06/01/2039 to 07/01/2039	109,068	117,606
5.000%, 05/01/2048 to 03/01/2049	5,327,569	5,863,901
Federal National Mortgage Association
2.000%, TBA (C)	33,700,000	32,307,641
2.000%, 02/01/2042 to 03/01/2042	5,586,194	5,436,990
2.030%, (12 month LIBOR + 1.578%), 06/01/2045 (B)	984,781	1,012,024
2.121%, 11/15/2030 (A)	6,077,000	5,047,987
2.392%, (12 month LIBOR + 1.584%), 01/01/2046 (B)	3,050,533	3,146,403
2.500%, TBA (C)	42,660,000	42,037,225
2.500%, 12/01/2035 to 02/01/2052	29,495,775	29,720,392
3.000%, TBA (C)	84,600,000	85,182,441
3.000%, 01/01/2043 to 07/01/2060	35,968,764	36,910,655
3.500%, TBA (C)	14,900,000	15,316,137
3.500%, 04/01/2050 to 02/01/2052	4,501,054	4,754,474
3.500%, 07/01/2050 (C)	2,739,939	2,891,251
4.000%, 09/01/2033 to 08/01/2059	20,963,212	22,445,730
4.500%, 05/01/2034 to 08/01/2049	20,882,933	22,718,136
5.000%, 07/01/2044 to 11/01/2049	2,993,210	3,264,058
5.500%, 12/01/2048 to 06/01/2049	5,896,830	6,535,457
Government National Mortgage Association
2.500%, TBA (C)	11,300,000	11,291,857
3.000%, 02/20/2052	2,500,000	2,545,914
3.500%, 01/20/2048	920,785	967,101
4.000%, 03/20/2048 to 07/20/2049	3,857,653	4,082,507
4.500%, 08/15/2047 to 05/20/2049	3,927,669	4,177,027
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
5.000%, 12/20/2039 to 03/20/2049	$11,680,402	$12,485,973
		385,657,472
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,006,679,559)		$987,520,177
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Chile – 0.0%
Republic of Chile 3.500%, 01/31/2034	336,000	333,134
Colombia – 0.1%
Republic of Colombia 5.200%, 05/15/2049	1,309,000	1,105,817
Italy – 0.0%
Republic of Italy 3.875%, 05/06/2051	406,000	393,802
Mexico – 0.5%
Government of Mexico
3.500%, 02/12/2034	1,524,000	1,433,337
3.750%, 04/19/2071	1,249,000	988,209
4.280%, 08/14/2041	2,510,000	2,356,112
4.400%, 02/12/2052	298,000	274,071
4.500%, 04/22/2029	2,522,000	2,679,398
		7,731,127
Panama – 0.0%
Republic of Panama 4.500%, 01/19/2063	208,000	197,737
Paraguay – 0.1%
Republic of Paraguay
3.849%, 06/28/2033 (D)	393,000	374,926
4.950%, 04/28/2031 (D)	315,000	326,816
5.400%, 03/30/2050 (D)	944,000	929,849
		1,631,591
Peru – 0.2%
Republic of Peru
2.392%, 01/23/2026	1,125,000	1,102,028
2.783%, 01/23/2031	1,736,000	1,640,294
3.000%, 01/15/2034	347,000	320,160
3.600%, 01/15/2072	1,191,000	993,723
		4,056,205
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $16,786,717)		$15,449,413
CORPORATE BONDS – 28.5%
Communication services – 2.5%
AT&T, Inc.
1.700%, 03/25/2026	2,688,000	2,616,298
2.250%, 02/01/2032	443,000	408,832
3.100%, 02/01/2043	809,000	722,126
3.300%, 02/01/2052	486,000	431,596
3.500%, 06/01/2041 to 02/01/2061	3,267,000	2,990,274
3.550%, 09/15/2055	564,000	511,427
3.650%, 06/01/2051 to 09/15/2059	1,566,000	1,436,264
3.800%, 12/01/2057	1,032,000	968,225
Charter Communications Operating LLC
2.250%, 01/15/2029	1,554,000	1,435,150
3.500%, 06/01/2041 to 03/01/2042	2,045,000	1,764,353
3.700%, 04/01/2051	283,000	237,424
3.900%, 06/01/2052	1,486,000	1,292,447
4.400%, 12/01/2061	465,000	414,374

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Comcast Corp.
2.450%, 08/15/2052	$268,000	$215,939
2.650%, 08/15/2062	1,341,000	1,041,461
2.887%, 11/01/2051 (D)	110,000	95,421
Netflix, Inc.
3.625%, 06/15/2025 (D)	960,000	981,600
5.375%, 11/15/2029 (D)	751,000	838,773
5.875%, 11/15/2028	1,032,000	1,166,831
Paramount Global 4.950%, 01/15/2031	300,000	325,167
T-Mobile USA, Inc.
2.250%, 02/15/2026	1,054,000	1,017,110
2.250%, 02/15/2026 (D)	5,359,000	5,171,435
2.875%, 02/15/2031	366,000	343,425
3.375%, 04/15/2029	2,648,000	2,591,333
3.375%, 04/15/2029 (D)	2,693,000	2,635,370
3.400%, 10/15/2052 (D)	367,000	325,257
3.500%, 04/15/2031	291,000	286,450
3.500%, 04/15/2031 (D)	1,986,000	1,954,949
Verizon Communications, Inc.
1.680%, 10/30/2030	1,081,000	971,036
2.355%, 03/15/2032 (D)	812,000	758,198
2.550%, 03/21/2031	784,000	752,568
2.650%, 11/20/2040	2,262,000	1,962,826
2.875%, 11/20/2050	435,000	371,762
3.400%, 03/22/2041	1,087,000	1,046,803
3.700%, 03/22/2061	790,000	752,990
3.875%, 03/01/2052 (C)	536,000	554,281
4.329%, 09/21/2028	374,000	407,244
Vodafone Group PLC
4.250%, 09/17/2050	215,000	220,118
5.000%, 05/30/2038	269,000	305,341
		42,322,478
Consumer discretionary – 2.4%
Advance Auto Parts, Inc. 3.900%, 04/15/2030	2,157,000	2,229,917
Amazon.com, Inc.
1.000%, 05/12/2026	3,676,000	3,539,883
1.650%, 05/12/2028	1,656,000	1,592,894
2.100%, 05/12/2031	2,586,000	2,489,463
2.700%, 06/03/2060	528,000	450,413
3.100%, 05/12/2051	1,307,000	1,263,375
3.250%, 05/12/2061	276,000	262,673
AutoNation, Inc. 4.750%, 06/01/2030	2,394,000	2,579,687
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052	1,714,000	1,499,980
Ford Motor Company 4.750%, 01/15/2043	440,000	425,700
Ford Motor Credit Company LLC
2.700%, 08/10/2026	2,458,000	2,353,535
2.900%, 02/10/2029	1,247,000	1,164,386
3.625%, 06/17/2031	1,179,000	1,133,741
4.000%, 11/13/2030	365,000	362,080
4.063%, 11/01/2024	443,000	449,533
General Motors Financial Company, Inc. 3.100%, 01/12/2032	1,125,000	1,073,723
Hyundai Capital America
0.800%, 01/08/2024 (D)	1,433,000	1,391,653
1.300%, 01/08/2026 (D)	1,130,000	1,067,438
1.800%, 10/15/2025 (D)	1,073,000	1,036,789
2.000%, 06/15/2028 (D)	536,000	498,368
Hyundai Capital Services, Inc. 2.125%, 04/24/2025 (D)	846,000	826,816
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Marriott International, Inc.
2.850%, 04/15/2031	$1,326,000	$1,263,868
3.500%, 10/15/2032	812,000	809,609
4.625%, 06/15/2030	1,918,000	2,070,955
5.750%, 05/01/2025	330,000	361,141
Starbucks Corp. 1.300%, 05/07/2022	685,000	685,359
Tapestry, Inc. 3.050%, 03/15/2032	1,923,000	1,829,515
Target Corp.
1.950%, 01/15/2027 (E)	1,070,000	1,061,232
2.950%, 01/15/2052	1,208,000	1,144,400
The Home Depot, Inc.
2.375%, 03/15/2051	861,000	708,317
3.125%, 12/15/2049	1,045,000	984,758
3.300%, 04/15/2040	223,000	223,089
The Trustees of the University of Pennsylvania 3.610%, 02/15/2119	954,000	950,350
		39,784,640
Consumer staples – 0.8%
Altria Group, Inc. 2.350%, 05/06/2025	235,000	234,274
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	1,524,000	1,698,476
4.900%, 02/01/2046	2,326,000	2,628,291
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 06/01/2030	539,000	563,113
3.750%, 07/15/2042	492,000	485,648
4.375%, 04/15/2038	1,601,000	1,719,738
Archer-Daniels-Midland Company 2.900%, 03/01/2032	1,072,000	1,084,428
BAT Capital Corp. 4.390%, 08/15/2037	286,000	274,110
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	938,000	910,625
2.750%, 05/14/2031	640,000	609,127
3.750%, 09/25/2027	1,009,000	1,048,664
Molson Coors Beverage Company 4.200%, 07/15/2046	1,871,000	1,860,087
Walmart, Inc. 2.500%, 09/22/2041	267,000	245,022
		13,361,603
Energy – 1.5%
Aker BP ASA 4.000%, 01/15/2031 (D)	812,000	830,885
BP Capital Markets America, Inc. 2.939%, 06/04/2051	535,000	450,004
Diamondback Energy, Inc.
3.125%, 03/24/2031	806,000	786,830
4.400%, 03/24/2051	712,000	737,751
Energy Transfer LP
4.400%, 03/15/2027	1,067,000	1,119,289
4.950%, 05/15/2028	1,810,000	1,936,904
5.150%, 03/15/2045	545,000	555,396
5.300%, 04/15/2047	1,420,000	1,483,703
6.100%, 02/15/2042	281,000	312,918
6.125%, 12/15/2045	481,000	539,871
Exxon Mobil Corp. 3.452%, 04/15/2051	1,068,000	1,055,562
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 09/30/2027 (D)	1,694,043	1,646,655
2.160%, 03/31/2034 (D)	1,292,000	1,201,057
2.625%, 03/31/2036 (D)	817,000	737,615
2.940%, 09/30/2040 (D)	497,000	457,047

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan, Inc.
3.250%, 08/01/2050	$505,000	$424,488
3.600%, 02/15/2051	645,000	580,227
5.050%, 02/15/2046	268,000	289,856
Lundin Energy Finance BV
2.000%, 07/15/2026 (D)	1,946,000	1,879,104
3.100%, 07/15/2031 (D)	3,563,000	3,399,670
Marathon Oil Corp. 5.200%, 06/01/2045	347,000	381,462
Oleoducto Central SA 4.000%, 07/14/2027 (D)	654,000	616,402
Petroleos del Peru SA 5.625%, 06/19/2047 (D)	874,000	775,684
Petroleos Mexicanos
2.378%, 04/15/2025	306,250	309,005
2.460%, 12/15/2025	1,360,400	1,374,531
Pioneer Natural Resources Company 1.900%, 08/15/2030	1,444,000	1,311,598
		25,193,514
Financials – 10.1%
Alleghany Corp. 3.250%, 08/15/2051	814,000	693,883
Antares Holdings LP 3.750%, 07/15/2027 (D)	1,268,000	1,234,505
Aon Corp. 3.900%, 02/28/2052	643,000	645,652
Ares Capital Corp. 3.200%, 11/15/2031	1,333,000	1,204,697
ASB Bank, Ltd. 2.375%, 10/22/2031 (D)	1,039,000	978,711
Athene Global Funding
1.730%, 10/02/2026 (D)	1,618,000	1,539,165
1.985%, 08/19/2028 (D)	1,348,000	1,244,229
2.500%, 03/24/2028 (D)	1,887,000	1,820,811
2.646%, 10/04/2031 (D)	1,780,000	1,667,896
Bain Capital Specialty Finance, Inc. 2.550%, 10/13/2026	886,000	832,345
Banco Santander SA (1.722% to 9-14-26, then 1 Year CMT + 0.900%) 09/14/2027	1,400,000	1,323,795
Banco Santander SA (3.225% to 11-22-31, then 1 Year CMT + 1.600%) 11/22/2032	1,400,000	1,298,304
Bank of America Corp. 3.500%, 04/19/2026	275,000	284,844
Bank of America Corp. (1.197% to 10-24-25, then SOFR + 1.010%) 10/24/2026	1,211,000	1,145,105
Bank of America Corp. (1.319% to 6-19-25, then SOFR + 1.150%) 06/19/2026	721,000	688,900
Bank of America Corp. (1.530% to 12-6-24, then SOFR + 0.650%) 12/06/2025	3,833,000	3,723,520
Bank of America Corp. (1.658% to 3-11-26, then SOFR + 0.910%) 03/11/2027	5,436,000	5,206,732
Bank of America Corp. (1.734% to 7-22-26, then SOFR + 0.960%) 07/22/2027	3,249,000	3,101,374
Bank of America Corp. (1.843% to 2-4-24, then SOFR + 0.670%) 02/04/2025	3,552,000	3,517,391
Bank of America Corp. (1.922% to 10-24-30, then SOFR + 1.370%) 10/24/2031	902,000	816,615
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (2.496% to 2-13-30, then 3 month LIBOR + 0.990%) 02/13/2031	$1,516,000	$1,443,676
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	414,000	395,757
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	4,130,000	3,972,054
Bank of America Corp. (2.972% to 2-4-32, then SOFR + 1.330%) 02/04/2033	2,237,000	2,191,432
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	2,143,000	2,162,046
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	2,362,000	2,414,766
Bank of America Corp. (3.483% to 3-13-51, then SOFR + 1.650%) 03/13/2052	534,000	517,024
Blackstone Holdings Finance Company LLC 3.200%, 01/30/2052 (D)	982,000	884,585
Blackstone Private Credit Fund
2.350%, 11/22/2024 (D)	1,109,000	1,078,285
2.625%, 12/15/2026 (D)	3,497,000	3,255,092
3.250%, 03/15/2027 (D)	1,387,000	1,325,907
4.000%, 01/15/2029 (D)	1,991,000	1,919,408
Blackstone Secured Lending Fund 2.850%, 09/30/2028 (D)	803,000	739,684
Brighthouse Financial Global Funding 1.200%, 12/15/2023 (D)	1,076,000	1,056,642
Brighthouse Financial, Inc. 3.850%, 12/22/2051	534,000	466,542
Citigroup, Inc. (2.014% to 1-25-25, then SOFR + 0.694%) 01/25/2026	3,213,000	3,162,414
Citigroup, Inc. (3.070% to 2-24-27, then SOFR + 1.280%) 02/24/2028	1,608,000	1,620,846
CNO Global Funding 1.750%, 10/07/2026 (D)	1,478,000	1,410,090
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%) 01/07/2033	2,822,000	2,641,389
Enstar Group, Ltd. 3.100%, 09/01/2031	1,356,000	1,265,075
F&G Global Funding 2.000%, 09/20/2028 (D)	2,149,000	2,004,767
FS KKR Capital Corp. 3.250%, 07/15/2027	116,000	111,439
GA Global Funding Trust
0.800%, 09/13/2024 (D)	1,921,000	1,837,683
1.950%, 09/15/2028 (D)	2,583,000	2,374,231
2.250%, 01/06/2027 (D)	1,349,000	1,306,410
GE Capital International Funding Company 4.418%, 11/15/2035	1,312,000	1,474,934
Jackson Financial, Inc. 4.000%, 11/23/2051 (D)	342,000	307,179
JPMorgan Chase & Co. (1.040% to 2-4-26, then 3 month CME Term SOFR + 0.695%) 02/04/2027	5,398,000	5,050,819
JPMorgan Chase & Co. (1.045% to 11-19-25, then SOFR + 0.800%) 11/19/2026	3,010,000	2,829,875

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (1.470% to 9-22-26, then SOFR + 0.765%) 09/22/2027	$1,341,000	$1,265,626
JPMorgan Chase & Co. (1.561% to 12-10-24, then SOFR + 0.605%) 12/10/2025	8,438,000	8,226,763
JPMorgan Chase & Co. (2.083% to 4-22-25, then SOFR + 1.850%) 04/22/2026	2,361,000	2,325,679
JPMorgan Chase & Co. (2.182% to 6-1-27, then SOFR + 1.890%) 06/01/2028	1,654,000	1,595,483
JPMorgan Chase & Co. (2.301% to 10-15-24, then SOFR + 1.160%) 10/15/2025	339,000	337,295
Kemper Corp. 3.800%, 02/23/2032	1,072,000	1,078,350
Macquarie Group, Ltd.(1.201% to 10-14-24, then SOFR + 0.694%) 10/14/2025 (D)	2,440,000	2,359,138
Mitsubishi UFJ Financial Group, Inc. (0.953% to 7-19-24, then 1 Year CMT + 0.550%) 07/19/2025	3,324,000	3,209,972
Mitsubishi UFJ Financial Group, Inc. (1.538% to 7-20-26, then 1 Year CMT + 0.750%) 07/20/2027	3,284,000	3,115,254
Mitsubishi UFJ Financial Group, Inc. (1.640% to 10-13-26, then 1 Year CMT + 0.670%) 10/13/2027	2,732,000	2,593,319
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%) 07/20/2032	1,717,000	1,593,439
Mitsubishi UFJ Financial Group, Inc. (2.341% to 1-19-27, then 1 Year CMT + 0.830%) 01/19/2028	1,550,000	1,512,618
Mitsubishi UFJ Financial Group, Inc. (2.494% to 10-13-31, then 1 Year CMT + 0.970%) 10/13/2032	1,116,000	1,049,998
Mitsubishi UFJ Financial Group, Inc. (2.852% to 1-19-32, then 1 Year CMT + 1.100%) 01/19/2033	996,000	964,193
Mizuho Financial Group, Inc. (3.261% to 5-22-29, then 1 Year CMT + 1.250%) 05/22/2030	2,687,000	2,693,044
Morgan Stanley (0.790% to 5-30-24, then SOFR + 0.525%) 05/30/2025	4,837,000	4,663,900
Morgan Stanley (0.791% to 1-22-24, then SOFR + 0.509%) 01/22/2025	5,351,000	5,198,511
Morgan Stanley (0.864% to 10-21-24, then SOFR + 0.745%) 10/21/2025	1,073,000	1,027,290
Morgan Stanley (0.985% to 12-10-25, then SOFR + 0.720%) 12/10/2026	2,746,000	2,571,745
Morgan Stanley (1.164% to 10-21-24, then SOFR + 0.560%) 10/21/2025	1,387,000	1,338,272
Morgan Stanley (1.512% to 7-20-26, then SOFR + 0.858%) 07/20/2027	2,099,000	1,988,504
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%) 07/21/2032	1,601,000	1,473,968
Morgan Stanley (2.475% to 1-21-27, then SOFR + 1.000%) 01/21/2028	536,000	526,968
Morgan Stanley Direct Lending Fund 4.500%, 02/11/2027 (D)	1,075,000	1,064,940
Owl Rock Capital Corp. 3.400%, 07/15/2026	1,538,000	1,473,643
Owl Rock Capital Corp. III 3.125%, 04/13/2027 (D)	1,717,000	1,595,157
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Owl Rock Core Income Corp. 4.700%, 02/08/2027 (D)	$1,223,000	$1,210,528
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%) 03/01/2052	542,000	549,453
SBL Holdings, Inc. 5.000%, 02/18/2031 (D)	1,868,000	1,855,934
Stewart Information Services Corp. 3.600%, 11/15/2031	726,000	700,795
Sumitomo Mitsui Financial Group, Inc.
1.402%, 09/17/2026	2,199,000	2,078,015
1.902%, 09/17/2028	3,423,000	3,204,145
The Goldman Sachs Group, Inc. (0.657% to 9-10-23, then SOFR + 0.505%) 09/10/2024	2,702,000	2,637,859
The Goldman Sachs Group, Inc. (0.925% to 10-21-23, then SOFR + 0.486%) 10/21/2024	5,406,000	5,289,393
The Goldman Sachs Group, Inc. (1.948% to 10-21-26, then SOFR + 0.913%) 10/21/2027	1,337,000	1,281,046
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%) 10/21/2032	933,000	884,757
The Goldman Sachs Group, Inc. (3.102% to 2-24-32, then SOFR + 1.410%) 02/24/2033	1,409,000	1,386,994
The Goldman Sachs Group, Inc.(1.757% to 1-24-24, then SOFR + 0.730%) 01/24/2025	2,932,000	2,899,045
The Goldman Sachs Group, Inc.(2.640% to 2-24-27, then SOFR + 1.114%) 02/24/2028	1,073,000	1,057,330
Trust Fibra Uno
5.250%, 01/30/2026 (D)	880,000	898,700
6.390%, 01/15/2050 (D)	682,000	699,050
Westpac Banking Corp. 1.953%, 11/20/2028	1,356,000	1,297,543
		168,962,181
Health care – 2.7%
AbbVie, Inc.
2.300%, 11/21/2022	1,681,000	1,691,364
3.200%, 11/21/2029	1,604,000	1,624,477
4.050%, 11/21/2039	636,000	667,567
4.250%, 11/21/2049	1,399,000	1,487,602
4.300%, 05/14/2036	391,000	428,138
4.450%, 05/14/2046	396,000	426,638
Amgen, Inc. 3.000%, 01/15/2052	597,000	511,202
Astrazeneca Finance LLC 1.750%, 05/28/2028	1,901,000	1,817,218
AstraZeneca PLC 2.125%, 08/06/2050	270,000	213,126
Centene Corp.
2.450%, 07/15/2028	2,933,000	2,762,417
2.500%, 03/01/2031	474,000	436,433
3.000%, 10/15/2030	1,303,000	1,242,014
CVS Health Corp.
3.000%, 08/15/2026	581,000	591,285
4.300%, 03/25/2028	1,227,000	1,324,614
Danaher Corp.
2.600%, 10/01/2050	641,000	549,986
2.800%, 12/10/2051	429,000	379,491
DH Europe Finance II Sarl
2.050%, 11/15/2022	858,000	862,421

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
DH Europe Finance II Sarl (continued)
2.200%, 11/15/2024	$1,477,000	$1,477,751
Gilead Sciences, Inc.
2.600%, 10/01/2040	933,000	805,834
2.800%, 10/01/2050	1,420,000	1,200,770
4.000%, 09/01/2036	481,000	512,251
HCA, Inc.
3.500%, 09/01/2030	3,805,000	3,766,950
5.375%, 02/01/2025	3,885,000	4,114,254
5.875%, 02/01/2029	487,000	544,223
Pfizer, Inc.
2.550%, 05/28/2040	1,874,000	1,712,908
2.800%, 03/11/2022	517,000	517,274
Roche Holdings, Inc.
2.076%, 12/13/2031 (D)	2,024,000	1,923,129
2.607%, 12/13/2051 (D)	759,000	671,470
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	1,127,000	1,141,526
STERIS Irish FinCo Unlimited Company 3.750%, 03/15/2051	2,134,000	2,050,908
Stryker Corp. 2.900%, 06/15/2050	268,000	236,863
Takeda Pharmaceutical Company, Ltd.
2.050%, 03/31/2030	1,482,000	1,374,894
3.025%, 07/09/2040	617,000	557,088
3.175%, 07/09/2050	373,000	334,062
4.400%, 11/26/2023	1,047,000	1,086,832
Thermo Fisher Scientific, Inc.
1.750%, 10/15/2028	1,023,000	968,762
2.000%, 10/15/2031	911,000	845,178
2.800%, 10/15/2041	432,000	397,735
UnitedHealth Group, Inc.
2.750%, 05/15/2040	413,000	381,587
2.900%, 05/15/2050	957,000	875,984
3.050%, 05/15/2041	281,000	269,647
3.250%, 05/15/2051	905,000	878,806
		45,662,679
Industrials – 1.9%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	490,000	454,980
Adani Ports & Special Economic Zone, Ltd. 4.200%, 08/04/2027 (D)	1,054,000	1,052,503
AerCap Ireland Capital DAC 1.150%, 10/29/2023	3,309,000	3,232,352
Canadian Pacific Railway Company
1.350%, 12/02/2024	2,406,000	2,347,266
1.750%, 12/02/2026	260,000	252,165
3.000%, 12/02/2041	426,000	395,219
Crowley Conro LLC 4.181%, 08/15/2043	785,393	887,327
Delta Air Lines, Inc.
4.500%, 10/20/2025 (D)	2,187,000	2,245,189
4.750%, 10/20/2028 (D)	3,175,000	3,311,291
Howmet Aerospace, Inc. 3.000%, 01/15/2029	1,593,000	1,511,359
Northrop Grumman Corp. 3.250%, 08/01/2023 to 01/15/2028	2,545,000	2,599,176
Quanta Services, Inc. 0.950%, 10/01/2024	1,073,000	1,036,218
The Boeing Company
2.196%, 02/04/2026	2,041,000	1,991,415
3.250%, 02/01/2028 to 02/01/2035	1,816,000	1,772,817
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company (continued)
3.625%, 02/01/2031	$1,161,000	$1,170,901
3.750%, 02/01/2050	1,180,000	1,096,479
5.150%, 05/01/2030	539,000	595,349
5.705%, 05/01/2040	327,000	380,920
5.805%, 05/01/2050	367,000	435,999
Union Pacific Corp.
2.400%, 02/05/2030	1,056,000	1,028,307
2.800%, 02/14/2032	1,344,000	1,347,923
3.375%, 02/14/2042	645,000	643,886
3.500%, 02/14/2053	914,000	917,472
		30,706,513
Information technology – 2.5%
Analog Devices, Inc.
1.700%, 10/01/2028	809,000	772,516
2.100%, 10/01/2031	1,076,000	1,028,570
Apple, Inc.
1.400%, 08/05/2028	2,154,000	2,034,768
1.700%, 08/05/2031	1,615,000	1,497,020
2.375%, 02/08/2041	437,000	389,223
2.550%, 08/20/2060	1,263,000	1,046,492
2.650%, 05/11/2050 to 02/08/2051	2,677,000	2,376,561
2.850%, 08/05/2061	1,076,000	955,958
Broadcom Corp. 3.875%, 01/15/2027	407,000	423,768
Broadcom, Inc.
2.450%, 02/15/2031 (D)	941,000	869,269
3.150%, 11/15/2025	704,000	717,217
3.419%, 04/15/2033 (D)	2,561,000	2,497,315
3.469%, 04/15/2034 (D)	1,202,000	1,160,320
4.150%, 11/15/2030	1,497,000	1,570,816
Dell International LLC
3.375%, 12/15/2041 (D)	1,337,000	1,172,179
3.450%, 12/15/2051 (D)	1,604,000	1,358,277
4.900%, 10/01/2026	275,000	297,874
6.100%, 07/15/2027	548,000	631,135
Global Payments, Inc.
1.500%, 11/15/2024	801,000	782,055
2.150%, 01/15/2027	1,601,000	1,544,589
2.900%, 11/15/2031	1,067,000	1,017,377
HP, Inc. 2.200%, 06/17/2025	1,251,000	1,242,897
Intel Corp.
1.600%, 08/12/2028	549,000	520,139
2.000%, 08/12/2031	523,000	486,213
2.800%, 08/12/2041	1,406,000	1,265,834
3.050%, 08/12/2051	215,000	195,260
3.200%, 08/12/2061	437,000	385,587
KLA Corp. 3.300%, 03/01/2050	853,000	805,709
NXP BV
3.250%, 05/11/2041 (D)	589,000	539,502
3.875%, 06/18/2026 (D)	696,000	728,168
Oracle Corp.
3.650%, 03/25/2041	559,000	506,629
3.950%, 03/25/2051	1,189,000	1,089,173
Texas Instruments, Inc. 1.125%, 09/15/2026	539,000	519,675
VMware, Inc.
0.600%, 08/15/2023	2,671,000	2,622,481
1.000%, 08/15/2024	1,871,000	1,816,875
1.400%, 08/15/2026	2,138,000	2,026,385
1.800%, 08/15/2028	1,175,000	1,086,372
3.900%, 08/21/2027	216,000	225,642

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
VMware, Inc. (continued)
4.700%, 05/15/2030	$1,081,000	$1,186,998
		41,392,838
Materials – 0.5%
Ecolab, Inc. 2.700%, 12/15/2051	589,000	513,956
LYB International Finance III LLC
3.375%, 10/01/2040	1,612,000	1,508,666
3.625%, 04/01/2051	1,065,000	1,005,704
Teck Resources, Ltd.
5.200%, 03/01/2042	636,000	685,578
6.125%, 10/01/2035	550,000	671,944
6.250%, 07/15/2041	619,000	748,055
The Dow Chemical Company 3.600%, 11/15/2050	1,078,000	1,030,904
Westlake Corp.
3.125%, 08/15/2051	797,000	683,384
3.375%, 08/15/2061	506,000	420,970
3.600%, 08/15/2026	589,000	611,732
		7,880,893
Real estate – 1.3%
Agree LP
2.000%, 06/15/2028	1,175,000	1,105,953
2.600%, 06/15/2033	267,000	245,908
American Campus Communities Operating Partnership LP 2.250%, 01/15/2029	809,000	761,148
Brixmor Operating Partnership LP
2.250%, 04/01/2028	377,000	358,998
2.500%, 08/16/2031	652,000	602,656
Crown Castle International Corp.
1.050%, 07/15/2026	1,615,000	1,504,528
2.100%, 04/01/2031	1,111,000	1,000,468
2.900%, 04/01/2041	754,000	647,377
4.000%, 03/01/2027	270,000	281,486
Essex Portfolio LP
1.700%, 03/01/2028	1,411,000	1,328,426
2.550%, 06/15/2031	556,000	529,082
Extra Space Storage LP 2.350%, 03/15/2032	484,000	446,004
Federal Realty Investment Trust 3.950%, 01/15/2024	746,000	767,733
GLP Capital LP 5.300%, 01/15/2029	545,000	592,484
Kilroy Realty LP 2.650%, 11/15/2033	410,000	373,221
Mid-America Apartments LP
3.950%, 03/15/2029	542,000	580,037
4.000%, 11/15/2025	660,000	693,038
4.300%, 10/15/2023	553,000	568,107
Realty Income Corp.
2.200%, 06/15/2028	578,000	560,168
2.850%, 12/15/2032	781,000	759,496
3.400%, 01/15/2028	572,000	588,886
Regency Centers LP 2.950%, 09/15/2029	1,172,000	1,160,778
Rexford Industrial Realty LP 2.150%, 09/01/2031	597,000	537,790
Spirit Realty LP
2.100%, 03/15/2028	1,073,000	1,010,245
3.400%, 01/15/2030	649,000	647,024
STORE Capital Corp.
2.700%, 12/01/2031	374,000	347,031
2.750%, 11/18/2030	955,000	901,445
4.500%, 03/15/2028	2,036,000	2,179,770
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
STORE Capital Corp. (continued)
4.625%, 03/15/2029	$688,000	$739,506
Sun Communities Operating LP 2.300%, 11/01/2028	539,000	509,133
		22,327,926
Utilities – 2.3%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	374,000	359,055
Baltimore Gas and Electric Company 2.250%, 06/15/2031	803,000	762,931
Centerpoint Energy Houston Electric LLC 3.600%, 03/01/2052	590,000	599,432
Consumers Energy Company
2.500%, 05/01/2060	457,000	353,100
2.650%, 08/15/2052	592,000	508,535
DTE Electric Company
2.950%, 03/01/2050	938,000	853,506
3.650%, 03/01/2052	429,000	444,658
DTE Energy Company
1.050%, 06/01/2025	564,000	538,766
2.950%, 03/01/2030	183,000	179,829
Duke Energy Carolinas LLC 2.550%, 04/15/2031	545,000	531,742
Duke Energy Corp.
2.550%, 06/15/2031	1,710,000	1,601,196
3.500%, 06/15/2051	322,000	295,696
Duke Energy Florida LLC 2.400%, 12/15/2031	801,000	763,202
Duke Energy Progress LLC 2.500%, 08/15/2050	809,000	667,625
Entergy Arkansas LLC 2.650%, 06/15/2051	721,000	599,185
Eversource Energy
1.400%, 08/15/2026	760,000	724,520
2.900%, 03/01/2027	1,074,000	1,080,814
3.375%, 03/01/2032	750,000	759,816
Florida Power & Light Company
2.450%, 02/03/2032	2,456,000	2,385,145
2.875%, 12/04/2051	194,000	176,546
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (D)	490,000	485,163
ITC Holdings Corp. 2.700%, 11/15/2022	1,089,000	1,098,124
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	880,000	846,848
Metropolitan Edison Company 4.300%, 01/15/2029 (D)	1,205,000	1,296,740
MidAmerican Energy Company 2.700%, 08/01/2052	696,000	601,348
Mississippi Power Company
3.100%, 07/30/2051	963,000	858,909
3.950%, 03/30/2028	960,000	1,011,332
4.250%, 03/15/2042	369,000	382,334
Northern States Power Company 3.200%, 04/01/2052	542,000	527,455
NSTAR Electric Company 3.100%, 06/01/2051	495,000	461,224
Oncor Electric Delivery Company LLC 2.700%, 11/15/2051 (D)	516,000	438,757
Pacific Gas & Electric Company
2.100%, 08/01/2027	696,000	646,534
3.950%, 12/01/2047	1,238,000	1,078,479
4.200%, 06/01/2041	465,000	421,758
4.500%, 07/01/2040	275,000	259,115
4.750%, 02/15/2044	270,000	258,258

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company (continued)
4.950%, 07/01/2050	$1,084,000	$1,073,771
PacifiCorp 2.900%, 06/15/2052	430,000	377,857
PECO Energy Company 2.850%, 09/15/2051	968,000	865,147
Pennsylvania Electric Company 3.250%, 03/15/2028 (D)	781,000	783,098
Piedmont Natural Gas Company, Inc. 2.500%, 03/15/2031	809,000	770,095
Public Service Company of Oklahoma
2.200%, 08/15/2031	814,000	760,392
3.150%, 08/15/2051	542,000	490,354
Public Service Electric & Gas Company
1.900%, 08/15/2031	1,076,000	994,226
2.050%, 08/01/2050	223,000	169,881
2.700%, 05/01/2050	437,000	382,186
Public Service Enterprise Group, Inc.
1.600%, 08/15/2030	619,000	550,060
2.450%, 11/15/2031	981,000	929,720
Southern California Edison Company 4.125%, 03/01/2048	603,000	607,990
Southern Company Gas Capital Corp. 1.750%, 01/15/2031	847,000	751,140
The AES Corp. 1.375%, 01/15/2026	1,161,000	1,103,364
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (D)	380,000	392,838
Virginia Electric and Power Company
2.450%, 12/15/2050	311,000	253,473
2.950%, 11/15/2051	804,000	725,681
WEC Energy Group, Inc. 0.800%, 03/15/2024	1,362,000	1,326,589
		38,165,539
TOTAL CORPORATE BONDS (Cost $497,061,365)		$475,760,804
MUNICIPAL BONDS – 0.3%
Board of Regents of the University of Texas 2.439%, 08/15/2049	600,000	541,446
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	1,115,000	1,678,582
North Texas Tollway Authority 6.718%, 01/01/2049	459,000	716,965
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,010,000	1,211,065
The Ohio State University 4.800%, 06/01/2111	600,000	818,334
TOTAL MUNICIPAL BONDS (Cost $4,182,677)		$4,966,392
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.9%
Commercial and residential – 4.5%
3650R Commercial Mortgage Trust Series 2021-PF1, Class A5 2.522%, 11/15/2054	816,000	787,620
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (D)(F)	162,683	162,663
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	344,549	344,834
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	401,437	397,318
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Angel Oak Mortgage Trust LLC (continued)
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	$1,043,437	$1,012,510
BANK Series 2022-BNK40, Class A4 3.506%, 03/15/2064 (C)(F)	754,000	778,960
Barclays Commercial Mortgage Trust Series 2019-C3, Class A3 3.319%, 05/15/2052	188,000	193,015
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	375,000	399,996
Series 2022-C14, Class A5, 2.946%, 02/15/2055	541,000	542,045
Benchmark Mortgage Trust Series 2022-B33, Class A5 3.458%, 03/15/2055 (C)	1,018,000	1,062,394
BMO Mortgage Trust Series 2022-C1, Class A5 3.374%, 02/15/2055	432,000	446,352
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	1,031,839	1,029,917
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%), 0.891%, 09/15/2036 (B)(D)	3,519,000	3,417,508
Series 2021-XL2, Class A (1 month LIBOR + 0.689%), 0.880%, 10/15/2038 (B)(D)	1,748,000	1,710,891
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	536,000	548,899
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	1,326,234	1,279,445
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	1,410,619	1,364,463
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	737,279	737,334
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (F)	45,000	46,113
Series 2013-CR11, Class A4, 4.258%, 08/10/2050	3,182,000	3,276,176
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	2,628,000	2,638,906
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	1,279,000	1,290,727
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	649,000	665,308
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	368,000	376,493
Series 2021-C20, Class A3, 2.805%, 03/15/2054	408,000	400,963
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 month LIBOR + 0.755%) 0.946%, 10/15/2038 (B)(D)	1,388,000	1,360,194

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	$718,000	$735,633
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	1,530,000	1,574,395
Series 2020-GC47, Class A5, 2.377%, 05/12/2053	693,000	666,777
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	1,337,000	1,235,599
Series 2021-GSA3, Class A5, 2.618%, 12/15/2054	1,142,000	1,108,982
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	1,842,503	1,874,041
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A5, 3.664%, 07/15/2045	1,055,000	1,071,032
Series 2014-C23, Class A4, 3.670%, 09/15/2047	544,163	553,974
Series 2015-C28, Class A3, 2.912%, 10/15/2048	2,868,003	2,880,383
Series 2013-C17, Class A4, 4.199%, 01/15/2047	353,000	363,361
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4, 4.166%, 12/15/2046	1,578,000	1,619,680
Series 2016-JP4, Class A3, 3.393%, 12/15/2049	346,000	350,693
Med Trust Series 2021-MDLN, Class A (1 month LIBOR + 0.950%) 1.142%, 11/15/2038 (B)(D)	2,236,000	2,202,411
Mello Warehouse Securitization Trust
Series 2021-1, Class A (1 month LIBOR + 0.700%), 0.808%, 02/25/2055 (B)(D)	820,000	812,731
Series 2021-2, Class A (1 month LIBOR + 0.750%), 0.858%, 04/25/2055 (B)(D)	2,244,000	2,224,934
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	692,851	675,064
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.249%, 02/15/2048	256,000	261,280
Morgan Stanley Capital Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	982,000	906,391
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	532,830	533,439
NewRez Warehouse Securitization Trust Series 2021-1, Class A (1 month LIBOR + 0.750%) 0.858%, 05/25/2055 (B)(D)	3,312,000	3,290,016
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(F)	785,576	781,784
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	988,350	981,064
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Starwood Mortgage Residential Trust (continued)
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	$819,661	$808,901
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	1,137,603	1,127,915
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	1,473,405	1,437,943
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A4 2.792%, 12/10/2045	1,071,000	1,072,184
Verus Securitization Trust
Series 2019-3, Class A1, 2.784%, 07/25/2059 (D)	806,725	808,674
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (D)(F)	660,858	663,103
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (D)(F)	957,236	959,059
Series 2020-1, Class A1, 2.417%, 01/25/2060 (D)	228,651	228,427
Series 2020-2, Class A1, 2.226%, 05/25/2060 (D)(F)	735,225	730,708
Series 2020-5, Class A1, 1.218%, 05/25/2065 (D)	395,476	389,640
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	1,348,179	1,318,860
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	1,098,998	1,070,095
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	1,209,773	1,158,363
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(F)	4,557,934	4,359,081
Series 2021-7, Class A1, 1.829%, 10/25/2066 (D)(F)	1,823,869	1,779,178
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	1,313,116	1,280,358
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	1,403,250	1,390,411
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	863,026	853,252
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	962,387	948,817
		75,359,677
U.S. Government Agency – 4.4%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	2,026,230	2,051,489
Series 4205, Class PA, 1.750%, 05/15/2043	983,993	971,581
Series 4426, Class QC, 1.750%, 07/15/2037	1,655,949	1,639,362
Series 4705, Class A, 4.500%, 09/15/2042	88,089	88,629
Series 4742, Class PA, 3.000%, 10/15/2047	1,497,476	1,532,437
Series 4763, Class CA, 3.000%, 09/15/2038	327,514	335,575
Series 4767, Class KA, 3.000%, 03/15/2048	534,546	547,799
Series 4846, Class PF (1 month LIBOR + 0.350%), 0.541%, 12/15/2048 (B)	271,780	270,095

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4880, Class DA, 3.000%, 05/15/2050	$2,152,738	$2,218,881
Series 5091, Class AB, 1.500%, 03/25/2051	3,245,296	3,146,482
Series 5119, Class AB, 1.500%, 08/25/2049	707,199	674,978
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	147,632	160,734
Series 2012-151, Class NX, 1.500%, 01/25/2043	944,537	912,051
Series 2013-11, Class AP, 1.500%, 01/25/2043	3,901,283	3,801,046
Series 2013-43, Class BP, 1.750%, 05/25/2043	1,287,401	1,268,703
Series 2014-73, Class MA, 2.500%, 11/25/2044	785,543	781,093
Series 2015-84, Class PA, 1.700%, 08/25/2033	4,349,190	4,320,212
Series 2016-48, Class MA, 2.000%, 06/25/2038	4,012,197	4,008,577
Series 2016-57, Class PC, 1.750%, 06/25/2046	7,555,268	7,250,011
Series 2017-13, Class PA, 3.000%, 08/25/2046	971,722	982,203
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (F)	554,674	571,089
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,509,094	1,545,369
Series 2018-15, Class AB, 3.000%, 03/25/2048	437,781	451,265
Series 2018-8, Class KL, 2.500%, 03/25/2047	980,370	979,605
Series 2019-25, Class PA, 3.000%, 05/25/2048	2,972,265	3,048,818
Series 2019-8, Class GA, 3.000%, 03/25/2049	4,390,574	4,503,230
Series 2020-48, Class AB, 2.000%, 07/25/2050	1,605,778	1,587,883
Series 2020-48, Class DA, 2.000%, 07/25/2050	4,770,816	4,719,827
Series 2021-27, Class EC, 1.500%, 05/25/2051	5,270,382	5,057,509
Series 2021-78, Class ND, 1.500%, 11/25/2051	2,238,573	2,196,770
Series 414, Class A35, 3.500%, 10/25/2042	1,077,265	1,143,191
Government National Mortgage Association
Series 2012-141, Class WA, 4.531%, 11/16/2041 (F)	322,771	347,674
Series 2017-167, Class BQ, 2.500%, 08/20/2044	1,015,172	1,024,435
Series 2018-11, Class PC, 2.750%, 12/20/2047	1,639,208	1,672,320
Series 2019-132, Class NA, 3.500%, 09/20/2049	1,692,749	1,749,841
Series 2019-31, Class JC, 3.500%, 03/20/2049	950,663	985,846
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2021-23, Class MG, 1.500%, 02/20/2051	$4,273,099	$4,177,946
		72,724,556
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $150,503,215)		$148,084,233
ASSET BACKED SECURITIES – 6.8%
AmeriCredit Automobile Receivables Trust Series 2020-2, Class A2A 0.600%, 12/18/2023	1,048	1,048
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	1,054,000	1,053,342
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	869,000	869,416
Series 2021-2A, Class A 1.660%, 02/20/2028 (D)	2,483,000	2,406,462
Capital One Multi-Asset Execution Trust Series 2021-A2, Class A2 1.390%, 07/15/2030	1,746,000	1,655,840
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 1.758%, 11/26/2046 (B)(D)	615,622	621,887
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	772,813	781,840
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	827,865	837,686
Series 2021-A, Class A2 1.600%, 07/25/2051 (D)	1,094,376	1,042,138
Ford Credit Auto Owner Trust Series 2018-1, Class A 3.190%, 07/15/2031 (D)	772,000	792,052
Hertz Vehicle Financing III LLC Series 2022-1A, Class A 1.990%, 06/25/2026 (D)	2,942,000	2,903,394
Hertz Vehicle Financing III LP Series 2021-2A, Class A 1.680%, 12/27/2027 (D)	2,145,000	2,055,847
Hertz Vehicle Financing LLC Series 2022-2A, Class A 2.330%, 06/26/2028 (D)	2,613,000	2,580,703
Hyundai Auto Receivables Trust Series 2021-C, Class A4 1.030%, 12/15/2027	963,000	928,525
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 1.791%, 10/15/2031 (B)(D)	739,000	744,879
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 2.341%, 12/15/2045 (B)(D)	244,271	249,421
Series 2020-IA, Class A1A 1.330%, 04/15/2069 (D)	3,421,881	3,306,638
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (D)	703,421	707,485
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	977,144	1,016,239
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	2,055,470	2,071,355

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	$2,521,608	$2,567,557
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	1,407,952	1,409,943
Series 2019-GA, Class A 2.400%, 10/15/2068 (D)	706,478	707,327
Series 2020-BA, Class A2 2.120%, 01/15/2069 (D)	663,495	659,886
Series 2020-DA, Class A 1.690%, 05/15/2069 (D)	624,158	618,524
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	184,209	182,113
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	68,363	67,478
Series 2020-HA, Class A 1.310%, 01/15/2069 (D)	1,014,880	994,337
Series 2021-A, Class A 0.840%, 05/15/2069 (D)	691,297	671,540
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	546,817	528,894
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	144,205	139,666
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	3,678,110	3,543,986
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	4,200,211	4,007,803
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	1,275,624	1,242,258
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	4,907,000	4,864,202
Navient Student Loan Trust
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (D)	1,597,875	1,634,185
Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	2,116,965	2,062,316
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 0.438%, 10/27/2036 (B)	220,997	216,525
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 0.418%, 01/25/2037 (B)	1,386,569	1,381,737
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 0.368%, 10/25/2033 (B)	3,937,476	3,922,005
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 0.314%, 03/23/2037 (B)	4,117,406	4,028,762
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 0.334%, 12/24/2035 (B)	3,004,166	2,990,259
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 0.394%, 03/22/2032 (B)	505,425	487,909
Santander Drive Auto Receivables Trust Series 2020-4, Class A3 0.480%, 07/15/2024	298,961	298,933
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 0.953%, 12/15/2032 (B)(D)	755,702	748,061
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 0.318%, 07/25/2022 (B)	3,657,903	3,643,910
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2010-1, Class A (1 month LIBOR + 0.400%) 0.508%, 03/25/2025 (B)	$291,611	$289,640
Series 2013-4, Class A (1 month LIBOR + 0.550%) 0.658%, 06/25/2043 (B)	3,698,521	3,652,164
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	199,545	199,666
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 1.641%, 02/17/2032 (B)(D)	135,961	136,803
Series 2018-C, Class A2A 3.630%, 11/15/2035 (D)	790,828	807,473
Series 2019-A, Class A2A 3.440%, 07/15/2036 (D)	4,695,774	4,812,645
Series 2020-B, Class A1A 1.290%, 07/15/2053 (D)	1,749,840	1,709,711
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	1,837,126	1,788,089
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (D)	5,519,994	5,415,366
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	4,428,698	4,155,743
Series 2021-B, Class A 1.310%, 07/17/2051 (D)	2,424,689	2,364,791
Series 2021-C, Class A2 (1 month LIBOR + 0.800%) 0.991%, 01/15/2053 (B)(D)	2,226,000	2,219,954
Series 2021-D, Class A1A 1.340%, 03/17/2053 (D)	3,666,422	3,554,027
Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	2,530,449	2,491,669
SoFi Professional Loan Program LLC
Series 2017-C, Class A1 (1 month LIBOR + 0.600%) 0.708%, 07/25/2040 (B)(D)	69,214	69,124
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	372,615	374,255
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 0.608%, 11/26/2040 (B)(D)	7,722	7,721
Series 2017-E, Class A2B 2.720%, 11/26/2040 (D)	773,656	777,472
Series 2018-A, Class A2B 2.950%, 02/25/2042 (D)	304,004	304,926
Series 2018-B, Class A2FX 3.340%, 08/25/2047 (D)	2,579,338	2,602,784
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	1,632,779	1,618,881
Series 2021-A, Class AFX 1.030%, 08/17/2043 (D)	689,035	665,298
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	1,505,905	1,451,468
Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A 1.070%, 02/27/2034 (D)	887,000	850,064
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (D)	1,053,741	1,020,205
Verizon Master Trust Series 2022-2, Class A 1.530%, 07/20/2028	1,023,000	1,013,381
TOTAL ASSET BACKED SECURITIES (Cost $116,230,644)		$114,599,633

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 7.0%
Short-term funds – 7.0%
John Hancock Collateral Trust, 0.0896% (G)(H)	100,734	$1,007,490
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (G)	115,554,259	115,554,259
TOTAL SHORT-TERM INVESTMENTS (Cost $116,561,759)		$116,561,749
Total Investments (Core Bond Fund) (Cost $1,908,005,936) – 111.6%		$1,862,942,401
Other assets and liabilities, net – (11.6%)		(193,793,407)
TOTAL NET ASSETS – 100.0%		$1,669,148,994
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $227,869,602 or 13.7% of the fund's net assets as of 2-28-22.
(E)	All or a portion of this security is on loan as of 2-28-22.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 2-28-22.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.9%
Consumer discretionary – 0.5%
Specialty retail – 0.5%
Warby Parker, Inc., Class A (A)	54,760	$1,638,967
Financials – 0.3%
Capital markets – 0.3%
BCLS Acquisition Corp., Class A (A)	21,428	210,852
Dynamics Special Purpose Corp., Class A (A)	26,772	264,775
Health Sciences Acquisitions Corp. 2 (A)	19,166	189,360
Helix Acquisition Corp., Class A (A)	17,736	176,473
		841,460
Health care – 97.7%
Biotechnology – 27.3%
Aadi Bioscience, Inc. (A)	12,686	220,990
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
AbbVie, Inc.	54,279	$8,020,808
Abcam PLC (A)	33,630	562,512
ACADIA Pharmaceuticals, Inc. (A)	26,159	664,700
Adagio Therapeutics, Inc. (A)	23,851	159,563
ADC Therapeutics SA (A)	30,034	501,568
Agios Pharmaceuticals, Inc. (A)	13,590	423,057
Akero Therapeutics, Inc. (A)	5,922	104,997
Alector, Inc. (A)	15,178	240,420
Alkermes PLC (A)	2,930	72,840
Allakos, Inc. (A)	21,130	118,117
Allogene Therapeutics, Inc. (A)	28,455	260,363
Alnylam Pharmaceuticals, Inc. (A)	28,368	4,477,889
Amgen, Inc.	13,031	2,951,261
Annexon, Inc. (A)	20,135	97,755
Apellis Pharmaceuticals, Inc. (A)	31,731	1,349,519
Arcutis Biotherapeutics, Inc. (A)	7,827	139,321
Argenx SE, ADR (A)	19,212	5,527,485
Ascendis Pharma A/S, ADR (A)	17,992	2,022,121
Avidity Biosciences, Inc. (A)	32,197	546,061
BeiGene, Ltd., ADR (A)	5,403	1,137,440
Bicycle Therapeutics PLC, ADR (A)	8,967	425,933
BioCryst Pharmaceuticals, Inc. (A)	10,600	176,066
Biogen, Inc. (A)	7,512	1,585,107
BioMarin Pharmaceutical, Inc. (A)	7,082	553,246
BioNTech SE, ADR (A)	26,148	3,943,380
Blueprint Medicines Corp. (A)	17,034	1,031,409
Burning Rock Biotech, Ltd., ADR (A)	11,762	99,154
C4 Therapeutics, Inc. (A)	28,812	646,253
Celldex Therapeutics, Inc. (A)	20,293	606,761
Centessa Pharmaceuticals PLC, ADR (A)	25,333	225,970
Cerevel Therapeutics Holdings, Inc. (A)	41,492	1,098,293
CRISPR Therapeutics AG (A)	6,268	384,667
CureVac NV (A)	11,788	198,274
Cytokinetics, Inc. (A)	8,863	313,041
Day One Biopharmaceuticals, Inc. (A)	15,730	214,872
Denali Therapeutics, Inc. (A)	32,900	1,071,224
Design Therapeutics, Inc. (A)	16,545	224,516
Enanta Pharmaceuticals, Inc. (A)	4,355	306,679
Entrada Therapeutics, Inc. (A)	20,271	245,887
EQRx, Inc. (A)	51,224	154,696
Exact Sciences Corp. (A)	28,673	2,238,214
Exelixis, Inc. (A)	88,965	1,826,451
Exscientia PLC, ADR (A)	6,334	107,235
Fate Therapeutics, Inc. (A)	26,615	919,548
F-star Therapeutics, Inc. (A)	18,217	55,562
Generation Bio Company (A)	45,593	233,436
Genmab A/S (A)	4,955	1,665,357
Ginkgo Bioworks Holdings, Inc. (A)	91,101	409,955
Global Blood Therapeutics, Inc. (A)	5,467	165,103
Ideaya Biosciences, Inc. (A)	23,216	306,451
IGM Biosciences, Inc. (A)	11,067	184,598
Imago Biosciences, Inc. (A)	15,649	368,534
Immuneering Corp., Class A (A)	37,514	280,230
Immunocore Holdings PLC, ADR (A)	7,878	174,104
Incyte Corp. (A)	39,171	2,675,379
Insmed, Inc. (A)	55,901	1,336,034
Intellia Therapeutics, Inc. (A)	9,791	967,840
Ionis Pharmaceuticals, Inc. (A)	32,899	1,098,169
Iovance Biotherapeutics, Inc. (A)	44,757	701,342
IVERIC bio, Inc. (A)	59,549	955,166
Karuna Therapeutics, Inc. (A)	9,929	1,042,545
Kodiak Sciences, Inc. (A)	13,270	114,653
Kronos Bio, Inc. (A)	2,694	20,286
Kymera Therapeutics, Inc. (A)	18,865	750,072
LianBio, ADR (A)	36,500	167,900

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Lyell Immunopharma, Inc. (A)	52,703	$381,570
MeiraGTx Holdings PLC (A)	14,764	211,568
Mirati Therapeutics, Inc. (A)	13,873	1,224,847
Moderna, Inc. (A)	26,710	4,102,656
Monte Rosa Therapeutics, Inc. (A)	35,064	502,818
Morphic Holding, Inc. (A)	6,757	269,334
Neurocrine Biosciences, Inc. (A)	8,327	748,347
Nurix Therapeutics, Inc. (A)	19,138	309,461
Pardes Biosciences, Inc. (A)	36,538	244,805
Prelude Therapeutics, Inc. (A)	5,546	48,971
Progenics Pharmaceuticals, Inc. (A)(B)	33,200	12,724
Protagonist Therapeutics, Inc. (A)	8,104	196,765
Prothena Corp. PLC (A)	21,380	739,748
PTC Therapeutics, Inc. (A)	10,698	375,714
RAPT Therapeutics, Inc. (A)	20,331	406,620
Recursion Pharmaceuticals, Inc., Class A (A)	20,013	219,142
Regeneron Pharmaceuticals, Inc. (A)	9,600	5,936,256
REGENXBIO, Inc. (A)	7,346	192,539
Relay Therapeutics, Inc. (A)	26,510	639,156
Repare Therapeutics, Inc. (A)	7,018	112,779
Replimune Group, Inc. (A)	29,861	478,970
Revolution Healthcare Acquisition Corp. (A)	46,061	450,477
REVOLUTION Medicines, Inc. (A)	22,663	428,784
Rocket Pharmaceuticals, Inc. (A)	13,966	248,734
Rubius Therapeutics, Inc. (A)	22,245	111,003
Sage Therapeutics, Inc. (A)	16,703	607,488
Sana Biotechnology, Inc. (A)	9,627	62,190
Sarepta Therapeutics, Inc. (A)	10,736	822,485
Scholar Rock Holding Corp. (A)	26,749	465,433
Seagen, Inc. (A)	21,970	2,831,274
SpringWorks Therapeutics, Inc. (A)	6,643	375,927
Stoke Therapeutics, Inc. (A)	11,180	218,010
Tenaya Therapeutics, Inc. (A)	22,221	259,097
Turning Point Therapeutics, Inc. (A)	14,256	451,345
Twist Bioscience Corp. (A)	10,043	561,805
Ultragenyx Pharmaceutical, Inc. (A)	35,192	2,369,125
uniQure NV (A)	9,702	164,837
Vertex Pharmaceuticals, Inc. (A)	29,443	6,772,479
Vir Biotechnology, Inc. (A)	9,500	239,305
Xencor, Inc. (A)	21,938	686,879
Zai Lab, Ltd., ADR (A)	11,217	613,570
Zentalis Pharmaceuticals, Inc. (A)	26,508	1,322,484
		99,285,900
Health care equipment and supplies – 17.4%
Alcon, Inc.	12,637	976,304
Align Technology, Inc. (A)	1,239	633,699
AtriCure, Inc. (A)	7,215	501,082
Becton, Dickinson and Company	28,416	7,708,692
DexCom, Inc. (A)	5,830	2,413,095
Hologic, Inc. (A)	69,752	4,964,250
Inari Medical, Inc. (A)	5,214	458,728
Insulet Corp. (A)	8,104	2,145,048
Intuitive Surgical, Inc. (A)	43,590	12,655,485
iRhythm Technologies, Inc. (A)	9,961	1,287,658
Lantheus Holdings, Inc. (A)	19,081	912,453
Masimo Corp. (A)	1,200	188,940
Nevro Corp. (A)	5,973	428,264
Novocure, Ltd. (A)	23,554	1,928,130
Ortho Clinical Diagnostics Holdings PLC (A)	82,355	1,456,860
Outset Medical, Inc. (A)	13,971	614,305
Penumbra, Inc. (A)	11,655	2,584,380
PROCEPT BioRobotics Corp. (A)	11,607	289,943
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Quidel Corp. (A)	9,865	$1,043,618
Shockwave Medical, Inc. (A)	17,198	3,048,002
STERIS PLC	5,359	1,286,160
Stryker Corp.	36,025	9,487,184
Teleflex, Inc.	9,292	3,124,993
The Cooper Companies, Inc.	4,748	1,942,027
Zimmer Biomet Holdings, Inc.	11,062	1,406,976
		63,486,276
Health care providers and services – 19.0%
Agiliti, Inc. (A)	27,528	495,779
agilon health, Inc. (A)	17,603	355,933
Alignment Healthcare, Inc. (A)	38,532	325,210
Anthem, Inc.	18,067	8,163,574
Centene Corp. (A)	91,960	7,597,735
Cigna Corp.	17,845	4,243,184
Guardant Health, Inc. (A)	16,908	1,120,493
HCA Healthcare, Inc.	20,284	5,077,288
Humana, Inc.	17,521	7,609,721
Molina Healthcare, Inc. (A)	14,752	4,526,946
Oak Street Health, Inc. (A)	15,512	271,615
Option Care Health, Inc. (A)	25,279	649,670
Surgery Partners, Inc. (A)	19,268	1,007,138
UnitedHealth Group, Inc.	58,329	27,757,018
		69,201,304
Health care technology – 3.1%
Certara, Inc. (A)	22,003	557,556
Doximity, Inc., Class A (A)	82,979	5,090,762
MultiPlan Corp. (A)	48,519	182,431
Phreesia, Inc. (A)	27,234	838,535
Schrodinger, Inc. (A)	6,356	220,935
Sema4 Holdings Corp. (A)	32,652	113,955
Sophia Genetics SA (A)	31,768	406,630
Veeva Systems, Inc., Class A (A)	16,156	3,700,532
		11,111,336
Life sciences tools and services – 18.0%
10X Genomics, Inc., Class A (A)	12,593	1,025,952
Adaptive Biotechnologies Corp. (A)	32,515	469,191
Agilent Technologies, Inc.	49,195	6,413,060
Avantor, Inc. (A)	95,542	3,314,352
Berkeley Lights, Inc. (A)	8,536	65,471
Bio-Techne Corp.	2,705	1,134,504
Bruker Corp.	44,654	3,142,302
Danaher Corp.	52,046	14,281,943
Evotec SE (A)	17,824	524,891
Illumina, Inc. (A)	3,256	1,063,410
Lonza Group AG	1,734	1,199,758
Maravai LifeSciences Holdings, Inc., Class A (A)	20,778	811,796
MaxCyte, Inc. (A)	9,349	65,069
MaxCyte, Inc. (London Stock Exchange) (A)	11,388	67,486
Mettler-Toledo International, Inc. (A)	1,000	1,408,740
NanoString Technologies, Inc. (A)	7,668	271,907
Olink Holding AB, ADR (A)	49,729	849,869
Pacific Biosciences of California, Inc. (A)	65,843	784,849
Quanterix Corp. (A)	14,130	476,746
Quantum-Si, Inc. (A)	41,200	171,392
Rapid Micro Biosystems, Inc., Class A (A)	18,669	130,496
Repligen Corp. (A)	3,644	716,775
Seer, Inc. (A)	54,822	839,873
SomaLogic, Inc. (A)	78,435	712,974
Thermo Fisher Scientific, Inc.	32,514	17,687,616
Waters Corp. (A)	3,694	1,170,001
West Pharmaceutical Services, Inc.	16,028	6,204,118

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Wuxi Biologics Cayman, Inc. (A)(C)	65,500	$541,778
		65,546,319
Pharmaceuticals – 12.9%
Arvinas, Inc. (A)	13,183	854,390
AstraZeneca PLC, ADR	162,658	9,902,619
Atea Pharmaceuticals, Inc. (A)	14,959	94,840
Catalent, Inc. (A)	19,843	2,024,780
CinCor Pharma, Inc. (A)	12,021	268,189
Daiichi Sankyo Company, Ltd.	67,800	1,654,009
DICE Therapeutics, Inc. (A)	18,534	342,694
Elanco Animal Health, Inc. (A)	21,555	612,378
Eli Lilly & Company	43,173	10,791,091
Longboard Pharmaceuticals, Inc. (A)	9,439	43,325
Merck & Company, Inc.	58,844	4,506,274
Pfizer, Inc.	185,981	8,729,948
Roche Holding AG	11,077	4,195,229
Royalty Pharma PLC, Class A	36,152	1,419,328
Theseus Pharmaceuticals, Inc. (A)	19,722	199,192
Zoetis, Inc.	6,429	1,244,976
		46,883,262
		355,514,397
Industrials – 0.4%
Industrial conglomerates – 0.4%
General Electric Company	15,672	1,496,833
Information technology – 0.0%
Electronic equipment, instruments and components – 0.0%
Shimadzu Corp.	2,600	93,402
TOTAL COMMON STOCKS (Cost $265,721,762)		$359,585,059
PREFERRED SECURITIES – 0.5%
Health care – 0.5%
Health care equipment and supplies – 0.5%
Sartorius AG	4,139	1,827,423
TOTAL PREFERRED SECURITIES (Cost $613,319)		$1,827,423
WARRANTS – 0.0%
EQRx, Inc. (Expiration Date: 12-20-26; Strike Price: $11.50) (A)	6,524	3,817
Sema4 Holdings Corp. (Expiration Date: 9-24-27; Strike Price: $11.50) (A)	7,150	5,148
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,900	7,192
TOTAL WARRANTS (Cost $42,435)		$16,157
SHORT-TERM INVESTMENTS – 0.1%
Short-term funds – 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	523,150	523,150
T. Rowe Price Government Reserve Fund, 0.1031% (D)	175	175
TOTAL SHORT-TERM INVESTMENTS (Cost $523,325)		$523,325
Total Investments (Health Sciences Fund) (Cost $266,900,841) – 99.5%		$361,951,964
Other assets and liabilities, net – 0.5%		1,838,626
TOTAL NET ASSETS – 100.0%		$363,790,590
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
Health Sciences Fund (continued)
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 2-28-22.
High Yield Fund
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Argentina – 0.3%
Provincia de Buenos Aires (3.900% to 9-1-22, then 5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)		$968,484	$409,184
Republic of Argentina
1.000%, 07/09/2029		54,775	18,072
(0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030		716,203	228,469
(1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		476,895	141,161
			796,886
Brazil – 0.3%
Federative Republic of Brazil 10.000%, 01/01/2023 to 01/01/2027	BRL	4,175,000	805,350
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	543,000,000	42,556
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,428,443)			$1,644,792
CORPORATE BONDS – 84.2%
Communication services – 11.9%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)		$180,000	183,600
Allen Media LLC 10.500%, 02/15/2028 (A)		2,150,000	2,135,832
Altice Financing SA 5.750%, 08/15/2029 (A)		1,050,000	956,813
Altice France Holding SA 10.500%, 05/15/2027 (A)		290,000	303,630
Altice France SA 5.125%, 07/15/2029 (A)		630,000	570,150
AMC Entertainment Holdings, Inc. 10.000%, 06/15/2026 (A)		1,340,000	1,237,825
CCO Holdings LLC
4.250%, 02/01/2031 to 01/15/2034 (A)		1,540,000	1,417,630
4.500%, 05/01/2032		760,000	722,000
4.750%, 02/01/2032 (A)		710,000	690,475
Cinemark USA, Inc. 5.875%, 03/15/2026 (A)		640,000	630,400
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)		930,000	966,419
CSC Holdings LLC
4.500%, 11/15/2031 (A)		330,000	300,300
5.750%, 01/15/2030 (A)		410,000	362,538
6.500%, 02/01/2029 (A)		900,000	911,250
DIRECTV Holdings LLC 5.875%, 08/15/2027 (A)		1,000,000	999,660
DISH DBS Corp.
5.125%, 06/01/2029		1,020,000	860,625
5.750%, 12/01/2028 (A)		1,210,000	1,157,063
7.750%, 07/01/2026		2,000,000	2,025,380

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Frontier Communications Holdings LLC
5.000%, 05/01/2028 (A)	$300,000	$291,225
6.750%, 05/01/2029 (A)	370,000	359,194
Gannett Holdings LLC 6.000%, 11/01/2026 (A)	860,000	855,700
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)	30,000	29,025
5.250%, 08/15/2027 (A)	780,000	776,915
Match Group Holdings II LLC
3.625%, 10/01/2031 (A)	660,000	615,450
4.625%, 06/01/2028 (A)	510,000	511,535
News Corp. 3.875%, 05/15/2029 (A)	800,000	766,000
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	700,000	651,000
Sprint Capital Corp. 8.750%, 03/15/2032	1,300,000	1,803,750
Sprint Corp. 7.625%, 02/15/2025	40,000	44,305
Switch, Ltd.
3.750%, 09/15/2028 (A)	370,000	351,067
4.125%, 06/15/2029 (A)	350,000	335,563
Time Warner Cable LLC 7.300%, 07/01/2038	400,000	500,677
T-Mobile USA, Inc.
3.500%, 04/15/2031	190,000	187,029
3.500%, 04/15/2031 (A)	950,000	935,147
Univision Communications, Inc. 9.500%, 05/01/2025 (A)	350,000	369,250
UPC Holding BV 5.500%, 01/15/2028 (A)	400,000	398,000
Urban One, Inc. 7.375%, 02/01/2028 (A)	660,000	656,700
Viavi Solutions, Inc. 3.750%, 10/01/2029 (A)	370,000	350,690
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	800,000	799,275
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (A)	510,000	486,112
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	900,000	862,830
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	430,000	423,387
ZoomInfo Technologies LLC 3.875%, 02/01/2029 (A)	800,000	759,000
		30,550,416
Consumer discretionary – 16.8%
Academy, Ltd. 6.000%, 11/15/2027 (A)	650,000	676,845
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	1,360,000	1,216,425
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029 (B)	1,000,000	948,310
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (A)	1,220,850	1,407,030
Bath & Body Works, Inc.
5.250%, 02/01/2028	1,200,000	1,248,762
6.625%, 10/01/2030 (A)	340,000	368,064
9.375%, 07/01/2025 (A)	370,000	432,900
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044	950,000	695,875
Boyne USA, Inc. 4.750%, 05/15/2029 (A)	680,000	668,100
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)		$560,000	$531,300
6.250%, 07/01/2025 (A)		500,000	518,450
Carnival Corp.
5.750%, 03/01/2027 (A)		920,000	896,085
6.000%, 05/01/2029 (A)		620,000	601,983
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)		980,000	932,034
Carriage Services, Inc. 4.250%, 05/15/2029 (A)		920,000	868,204
Carrols Restaurant Group, Inc. 5.875%, 07/01/2029 (A)		470,000	404,299
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)		550,000	510,125
Empire Communities Corp. 7.000%, 12/15/2025 (A)		900,000	891,000
Fertitta Entertainment LLC
4.625%, 01/15/2029 (A)		250,000	239,375
6.750%, 01/15/2030 (A)		330,000	314,139
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)		2,983,778	298
Ford Motor Company
3.250%, 02/12/2032		530,000	500,103
9.000%, 04/22/2025		660,000	765,188
Ford Motor Credit Company LLC
4.000%, 11/13/2030		1,740,000	1,726,080
5.113%, 05/03/2029		1,160,000	1,222,860
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)		1,020,000	1,022,550
Marston's Issuer PLC (SONIA + 2.550%) 2.961%, 07/16/2035 (D)	GBP	380,000	401,547
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)		$650,000	564,077
NCL Corp., Ltd.
5.875%, 03/15/2026 to 02/15/2027 (A)		1,240,000	1,229,538
7.750%, 02/15/2029 (A)		800,000	825,000
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)		680,000	700,400
Nordstrom, Inc. 5.000%, 01/15/2044		940,000	827,200
Party City Holdings, Inc. 8.750%, 02/15/2026 (A)		740,000	740,440
PetSmart, Inc.
4.750%, 02/15/2028 (A)		500,000	498,750
7.750%, 02/15/2029 (A)		250,000	262,813
Rent-A-Center, Inc. 6.375%, 02/15/2029 (A)(B)		790,000	756,425
Royal Caribbean Cruises, Ltd.
4.250%, 07/01/2026 (A)		760,000	720,100
5.500%, 08/31/2026 to 04/01/2028 (A)		1,900,000	1,874,926
Sands China, Ltd. 5.400%, 08/08/2028		200,000	195,918
Sizzling Platter LLC 8.500%, 11/28/2025 (A)		460,000	441,600
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)		690,000	676,200
StoneMor, Inc. 8.500%, 05/15/2029 (A)		1,060,000	1,067,950
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)		380,000	375,250
The Gap, Inc. 3.875%, 10/01/2031 (A)		790,000	707,986
The Michaels Companies, Inc.
5.250%, 05/01/2028 (A)		440,000	411,400
7.875%, 05/01/2029 (A)		800,000	700,000

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
TopBuild Corp. 3.625%, 03/15/2029 (A)	$830,000	$778,349
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	570,000	531,519
7.000%, 02/15/2029 (A)	2,930,000	2,768,850
13.000%, 05/15/2025 (A)	1,000,000	1,111,250
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	990,000	942,975
WW International, Inc. 4.500%, 04/15/2029 (A)	1,000,000	839,650
Wynn Macau, Ltd.
5.125%, 12/15/2029 (A)	300,000	254,615
5.625%, 08/26/2028 (A)	1,690,000	1,471,255
Wynn Resorts Finance LLC 7.750%, 04/15/2025 (A)	650,000	678,535
		42,960,902
Consumer staples – 1.0%
Kraft Heinz Foods Company
5.200%, 07/15/2045	580,000	654,431
5.500%, 06/01/2050	220,000	263,450
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	820,000	759,599
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	820,000	755,532
Vector Group, Ltd. 10.500%, 11/01/2026 (A)	140,000	143,738
		2,576,750
Energy – 12.2%
Antero Resources Corp. 5.375%, 03/01/2030 (A)	580,000	590,875
Apache Corp. 7.750%, 12/15/2029	320,000	372,000
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,790,000	1,763,150
Blue Racer Midstream LLC 6.625%, 07/15/2026 (A)	1,340,000	1,380,200
Cheniere Energy Partners LP 4.000%, 03/01/2031	650,000	640,250
Chesapeake Energy Corp. 5.500%, 02/01/2026 (A)	90,000	92,492
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	990,000	956,588
Colgate Energy Partners III LLC 5.875%, 07/01/2029 (A)	1,500,000	1,543,920
Comstock Resources, Inc.
5.875%, 01/15/2030 (A)	500,000	483,718
7.500%, 05/15/2025 (A)	96,000	98,193
DCP Midstream Operating LP
6.450%, 11/03/2036 (A)	310,000	374,898
6.750%, 09/15/2037 (A)	750,000	915,000
Endeavor Energy Resources LP
5.750%, 01/30/2028 (A)	50,000	51,785
6.625%, 07/15/2025 (A)	550,000	574,800
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) 11/15/2026 (E)	230,000	227,392
EQM Midstream Partners LP
5.500%, 07/15/2028	620,000	608,691
6.000%, 07/01/2025 (A)	260,000	265,200
6.500%, 07/01/2027 (A)	490,000	512,486
6.500%, 07/15/2048	400,000	390,000
EQT Corp.
5.000%, 01/15/2029	1,000,000	1,055,000
6.625%, 02/01/2025	160,000	172,835
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Howard Midstream Energy Partners LLC 6.750%, 01/15/2027 (A)		$810,000	$803,925
MEG Energy Corp.
5.875%, 02/01/2029 (A)		350,000	353,819
7.125%, 02/01/2027 (A)		1,050,000	1,095,308
Neptune Energy Bondco PLC 6.625%, 05/15/2025 (A)		340,000	343,315
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)		1,140,000	1,198,055
Oasis Petroleum, Inc. 6.375%, 06/01/2026 (A)		1,350,000	1,373,625
Occidental Petroleum Corp.
4.100%, 02/15/2047		160,000	148,000
4.400%, 04/15/2046		240,000	227,995
6.600%, 03/15/2046		520,000	621,400
8.875%, 07/15/2030		1,000,000	1,293,000
Penn Virginia Holdings LLC 9.250%, 08/15/2026 (A)		1,730,000	1,764,600
Petrobras Global Finance BV
5.750%, 02/01/2029		40,000	41,500
6.850%, 06/05/2115		580,000	538,124
Range Resources Corp.
4.750%, 02/15/2030 (A)		600,000	587,250
8.250%, 01/15/2029		800,000	876,656
Southwestern Energy Company 4.750%, 02/01/2032		640,000	636,429
Summit Midstream Holdings LLC 8.500%, 10/15/2026 (A)		430,000	425,700
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)		1,000,000	963,160
Targa Resources Partners LP
4.000%, 01/15/2032		420,000	413,708
4.875%, 02/01/2031		800,000	822,392
Venture Global Calcasieu Pass LLC 3.875%, 11/01/2033 (A)		720,000	693,338
Vesta Energy Corp. 10.000%, 10/15/2025 (A)	CAD	920,000	712,229
Western Midstream Operating LP
3.600%, 02/01/2025		$500,000	501,250
3.950%, 06/01/2025		80,000	81,000
5.500%, 08/15/2048		810,000	830,590
5.750%, 02/01/2050		720,000	732,600
			31,148,441
Financials – 9.2%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)		350,000	324,625
AFC Gamma, Inc. 5.750%, 05/01/2027 (A)		720,000	714,194
AmWINS Group, Inc. 4.875%, 06/30/2029 (A)		1,120,000	1,066,800
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)		700,000	631,750
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (E)		400,000	426,500
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (A)(E)		820,000	893,800
Burford Capital Global Finance LLC 6.250%, 04/15/2028 (A)		930,000	963,713
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)		720,000	634,158
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (A)(E)		820,000	924,078

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(E)	$1,350,000	$1,358,438
FirstCash, Inc.
4.625%, 09/01/2028 (A)	930,000	877,994
5.625%, 01/01/2030 (A)	570,000	566,010
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (A)	2,759,701	2,621,716
Highlands Holdings Bond Issuer, Ltd. (7.625% Cash or 8.375% PIK) 7.625%, 10/15/2025 (A)	687,637	709,985
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) 06/01/2032 (A)	640,000	578,927
Jane Street Group 4.500%, 11/15/2029 (A)	440,000	429,000
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	530,000	516,088
4.750%, 06/15/2029 (A)	490,000	474,688
LD Holdings Group LLC
6.125%, 04/01/2028 (A)	820,000	731,235
6.500%, 11/01/2025 (A)	760,000	722,000
Lloyds Banking Group PLC (6.750% to 6-27-26, then 5 Year CMT + 4.815%) 06/27/2026 (E)	610,000	650,565
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	450,000	410,625
6.500%, 05/01/2028 (A)	590,000	575,870
NMI Holdings, Inc. 7.375%, 06/01/2025 (A)	800,000	859,884
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	860,000	805,175
4.000%, 10/15/2033 (A)	890,000	828,368
Ryan Specialty Group LLC 4.375%, 02/01/2030 (A)	670,000	644,574
StoneX Group, Inc. 8.625%, 06/15/2025 (A)	640,000	670,400
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (A)(E)	1,170,000	1,218,099
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) 06/30/2035 (A)	790,000	787,122
		23,616,381
Health care – 8.0%
AdaptHealth LLC
4.625%, 08/01/2029 (A)	650,000	586,401
5.125%, 03/01/2030 (A)	960,000	885,600
Akumin, Inc. 7.000%, 11/01/2025 (A)	1,000,000	872,500
Bausch Health Americas, Inc. 9.250%, 04/01/2026 (A)	1,551,000	1,603,672
Bausch Health Companies, Inc.
6.125%, 02/01/2027 (A)	460,000	463,772
6.250%, 02/15/2029 (A)	730,000	622,442
Cano Health LLC 6.250%, 10/01/2028 (A)	570,000	506,063
Centene Corp. 4.625%, 12/15/2029	600,000	618,000
Community Health Systems, Inc.
6.125%, 04/01/2030 (A)	500,000	465,000
6.875%, 04/15/2029 (A)	1,240,000	1,202,428
Endo Luxembourg Finance Company I Sarl 6.125%, 04/01/2029 (A)	960,000	902,400
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
HCA, Inc. 5.625%, 09/01/2028		$1,250,000	$1,385,025
Minerva Merger Sub, Inc. 6.500%, 02/15/2030 (A)		1,160,000	1,116,755
Mozart Debt Merger Sub, Inc.
3.875%, 04/01/2029 (A)		1,090,000	1,034,230
5.250%, 10/01/2029 (A)		1,400,000	1,337,000
Option Care Health, Inc. 4.375%, 10/31/2029 (A)		740,000	714,100
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)		910,000	911,497
Radiology Partners, Inc. 9.250%, 02/01/2028 (A)		700,000	698,250
RegionalCare Hospital Partners Holdings, Inc. 9.750%, 12/01/2026 (A)		600,000	629,334
Tenet Healthcare Corp. 4.625%, 06/15/2028 (A)		1,000,000	980,000
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036		400,000	404,000
Teva Pharmaceutical Finance Netherlands III BV 5.125%, 05/09/2029		1,600,000	1,533,276
U.S. Renal Care, Inc. 10.625%, 07/15/2027 (A)		1,000,000	995,000
			20,466,745
Industrials – 12.2%
Air Canada 3.875%, 08/15/2026 (A)		580,000	563,177
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)		420,000	393,007
6.000%, 06/01/2029 (A)		610,000	567,300
6.625%, 07/15/2026 (A)		500,000	512,150
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (A)		950,000	945,250
American Airlines, Inc.
5.500%, 04/20/2026 (A)		200,000	204,708
5.750%, 04/20/2029 (A)		1,150,000	1,175,668
Anagram International, Inc. (5.000% Cash and 5.000% PIK) 10.000%, 08/15/2026 (A)		87,131	90,616
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/2028 (A)		460,000	443,325
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)		680,000	672,500
CoreCivic, Inc. 8.250%, 04/15/2026		1,550,000	1,573,250
Cornerstone Building Brands, Inc. 6.125%, 01/15/2029 (A)		640,000	612,800
Covanta Holding Corp. 4.875%, 12/01/2029 (A)		670,000	641,112
CP Atlas Buyer, Inc. 7.000%, 12/01/2028 (A)		650,000	585,813
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)		660,000	688,331
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	770,000	596,864
Foundation Building Materials, Inc. 6.000%, 03/01/2029 (A)		$690,000	641,700
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)		1,000,000	935,790
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (A)		780,000	789,750

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)	$1,000,000	$980,000
Madison IAQ LLC 5.875%, 06/30/2029 (A)	1,210,000	1,098,075
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)	550,000	580,250
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)	1,120,000	1,067,875
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	360,000	314,791
PGT Innovations, Inc. 4.375%, 10/01/2029 (A)	470,000	441,715
PM General Purchaser LLC 9.500%, 10/01/2028 (A)	710,000	679,207
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)	1,500,000	1,447,500
Resideo Funding, Inc. 4.000%, 09/01/2029 (A)	700,000	629,384
Ritchie Bros Holdings, Inc. 4.750%, 12/15/2031 (A)	530,000	526,597
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)	980,000	945,700
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)	792,000	860,746
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (A)	1,000,000	999,630
The ADT Security Corp. 4.125%, 08/01/2029 (A)	860,000	810,860
Titan International, Inc. 7.000%, 04/30/2028	720,000	744,404
TransDigm, Inc. 4.625%, 01/15/2029	720,000	679,471
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	267,840	272,439
United Airlines, Inc.
4.375%, 04/15/2026 (A)	140,000	139,642
4.625%, 04/15/2029 (A)	1,510,000	1,472,997
United Rentals North America, Inc. 5.250%, 01/15/2030	1,260,000	1,310,400
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	1,010,000	926,675
VistaJet Malta Finance PLC 6.375%, 02/01/2030 (A)	880,000	837,355
XPO CNW, Inc. 6.700%, 05/01/2034	740,000	808,043
		31,206,867
Information technology – 3.9%
Alliance Data Systems Corp. 4.750%, 12/15/2024 (A)	600,000	598,500
Block, Inc. 3.500%, 06/01/2031 (A)	230,000	215,979
CA Magnum Holdings 5.375%, 10/31/2026 (A)	430,000	430,538
Clarivate Science Holdings Corp. 4.875%, 07/01/2029 (A)	470,000	442,580
CommScope, Inc.
4.750%, 09/01/2029 (A)	710,000	662,075
8.250%, 03/01/2027 (A)	1,800,000	1,791,036
Elastic NV 4.125%, 07/15/2029 (A)	750,000	688,125
Helios Software Holdings, Inc. 4.625%, 05/01/2028 (A)	830,000	777,054
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
MPH Acquisition Holdings LLC 5.750%, 11/01/2028 (A)	$860,000	$776,150
NCR Corp. 5.125%, 04/15/2029 (A)	640,000	632,800
Paysafe Finance PLC 4.000%, 06/15/2029 (A)	1,010,000	878,902
Rackspace Technology Global, Inc. 3.500%, 02/15/2028 (A)	900,000	816,750
Rocket Software, Inc. 6.500%, 02/15/2029 (A)	570,000	528,675
Vericast Corp. 11.000%, 09/15/2026 (A)	860,000	878,275
		10,117,439
Materials – 4.0%
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500%, 06/30/2027 (A)	740,000	708,609
Ardagh Metal Packaging Finance USA LLC 4.000%, 09/01/2029 (A)	1,000,000	937,800
Ardagh Packaging Finance PLC 5.250%, 08/15/2027 (A)	720,000	684,406
Cascades, Inc. 5.375%, 01/15/2028 (A)	800,000	802,000
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 to 10/15/2027 (A)	2,240,000	2,358,656
7.500%, 04/01/2025 (A)	246,000	251,454
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,500,000	1,725,225
Hudbay Minerals, Inc.
4.500%, 04/01/2026 (A)	250,000	241,563
6.125%, 04/01/2029 (A)	500,000	511,250
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	700,000	665,882
Midwest Vanadium Proprietary, Ltd. 11.500%, 02/15/2018 (A)(C)	1,953,148	3,652
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	1,140,000	11
Olin Corp. 5.000%, 02/01/2030	560,000	564,200
Summit Materials LLC 5.250%, 01/15/2029 (A)	700,000	702,625
		10,157,333
Real estate – 3.7%
Diversified Healthcare Trust
4.375%, 03/01/2031	500,000	429,375
4.750%, 02/15/2028	800,000	723,312
9.750%, 06/15/2025	680,000	718,250
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	640,000	652,800
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	580,000	549,550
5.000%, 03/01/2028 (A)	420,000	405,300
IIP Operating Partnership LP 5.500%, 05/25/2026	1,150,000	1,180,938
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	570,000	541,500
MPT Operating Partnership LP
3.500%, 03/15/2031	300,000	282,765
4.625%, 08/01/2029	700,000	702,625
Park Intermediate Holdings LLC 5.875%, 10/01/2028 (A)	410,000	417,536
Realogy Group LLC 5.750%, 01/15/2029 (A)	520,000	514,150

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Service Properties Trust 5.500%, 12/15/2027	$640,000	$626,400
The GEO Group, Inc.
5.875%, 10/15/2024	480,000	422,400
6.000%, 04/15/2026	1,500,000	1,237,500
		9,404,401
Utilities – 1.3%
Calpine Corp. 5.000%, 02/01/2031 (A)	700,000	648,134
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	460,000	437,000
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)	1,310,000	1,198,807
Superior Plus LP 4.500%, 03/15/2029 (A)	340,000	324,275
Talen Energy Supply LLC
6.625%, 01/15/2028 (A)	600,000	520,500
7.250%, 05/15/2027 (A)	285,000	253,650
7.625%, 06/01/2028 (A)	70,000	62,650
		3,445,016
TOTAL CORPORATE BONDS (Cost $226,396,567)		$215,650,691
CONVERTIBLE BONDS – 1.5%
Communication services – 0.5%
DISH Network Corp. 3.375%, 08/15/2026	1,050,000	952,350
Liberty TripAdvisor Holdings, Inc. 0.500%, 06/30/2051 (A)	110,000	88,454
Twitter, Inc. 3.703%, 03/15/2026 (A)(F)	240,000	206,760
		1,247,564
Consumer discretionary – 0.4%
Chegg, Inc. 4.576%, 09/01/2026 (F)	180,000	146,700
DraftKings, Inc. 4.725%, 03/15/2028 (A)(F)	860,000	648,010
Liberty Latin America, Ltd. 2.000%, 07/15/2024	90,000	83,250
NCL Corp., Ltd. 2.500%, 02/15/2027 (A)	140,000	129,640
		1,007,600
Health care – 0.2%
Halozyme Therapeutics, Inc. 0.250%, 03/01/2027 (A)	800,000	694,000
Industrials – 0.4%
Spirit Airlines, Inc. 1.000%, 05/15/2026	1,090,000	1,009,340
TOTAL CONVERTIBLE BONDS (Cost $4,191,765)		$3,958,504
TERM LOANS (G) – 5.4%
Consumer discretionary – 1.7%
Adtalem Global Education, Inc., 2021 Term Loan B (1 month LIBOR + 4.500%) 5.250%, 08/12/2028	870,000	860,395
Equinox Holdings, Inc., 2020 Term Loan B2 (3 month LIBOR + 9.000%) 10.000%, 03/08/2024	413,700	417,837
First Brands Group LLC, 2021 Term Loan (3 month LIBOR + 5.000%) 6.000%, 03/30/2027	367,225	364,471
High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Consumer discretionary (continued)
Great Outdoors Group LLC, 2021 Term Loan B1 (3 month LIBOR + 3.750%) 4.500%, 03/06/2028	$356,407	$354,268
PetSmart, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 4.500%, 02/11/2028	537,300	534,280
Rent-A-Center, Inc., 2021 1st Lien Term Loan B (3 month LIBOR + 3.250%) 3.813%, 02/17/2028	625,275	612,770
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 6.209%, 06/19/2026	731,920	728,033
Truck Hero, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%) 4.000%, 01/31/2028	357,300	350,275
		4,222,329
Financials – 0.7%
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%) 3.724%, 02/15/2027	530,550	521,488
AmeriLife Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%) 4.106%, 03/18/2027	177,329	175,556
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%) 3.459%, 07/31/2027	794,000	778,620
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (1 month LIBOR + 6.750%) 7.500%, 04/07/2028	250,000	251,250
		1,726,914
Health care – 0.5%
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 3.974%, 02/18/2027	570,708	564,288
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 5.209%, 06/26/2026	810,116	776,698
		1,340,986
Industrials – 0.8%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (3 month LIBOR + 3.750%) 4.250%, 05/12/2028	798,000	786,565
CoreCivic, Inc., 2019 Term Loan (1 month LIBOR + 4.500%) 5.500%, 12/18/2024	170,468	169,048
Delta Topco, Inc., 2020 Term Loan B (3 month LIBOR + 3.750%) 4.500%, 12/01/2027	694,750	689,046
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027	480,000	500,822
		2,145,481
Information technology – 1.5%
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%) 4.209%, 10/16/2026	694,697	691,029
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 7.000%) 7.209%, 02/19/2029	880,000	876,480
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 4.459%, 11/29/2025	797,702	773,523
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%) 4.500%, 02/01/2028	446,625	443,834

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Information technology (continued)
Redstone Holdco 2 LP, 2021 2nd Lien Term Loan (3 month LIBOR + 7.750%) 8.500%, 04/27/2029	$570,000	$485,925
Redstone Holdco 2 LP, 2021 Term Loan (3 month LIBOR + 4.750%) 5.500%, 04/27/2028	498,750	464,775
Vericast Corp., 2021 Term Loan (3 month LIBOR + 7.750%) 8.750%, 06/16/2026	156,557	139,023
		3,874,589
Materials – 0.2%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (3 month LIBOR + 5.000% or 12.500% PIK) 5.000%, 12/31/2027 (H)	492,764	492,764
TOTAL TERM LOANS (Cost $13,971,616)		$13,803,063
ASSET BACKED SECURITIES – 5.0%
AMMC CLO, Ltd. Series 2017-20A, Class E (3 month LIBOR + 5.810%) 6.051%, 04/17/2029 (A)(D)	700,000	668,765
Ares CLO, Ltd. Series 2017-44A, Class CR (3 month LIBOR + 3.400%) 3.641%, 04/15/2034 (A)(D)	410,000	404,146
Ballyrock CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 6.950%) 7.191%, 10/15/2028 (A)(D)	250,000	250,333
Barings CLO, Ltd. Series 2020-4A, Class E (3 month LIBOR + 5.680%) 5.934%, 01/20/2032 (A)(D)	350,000	336,568
Benefit Street Partners CLO XI, Ltd. Series 2017-12A, Class C (3 month LIBOR + 3.050%) 3.291%, 10/15/2030 (A)(D)	250,000	244,939
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class E (3 month LIBOR + 6.530%) 6.778%, 04/19/2034 (A)(D)	170,000	164,716
BlueMountain CLO, Ltd. Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 8.270%, 08/20/2032 (A)(D)	375,000	365,013
Cathedral Lake VI, Ltd. Series 2021-6A, Class E (3 month LIBOR + 7.210%) 7.468%, 04/25/2034 (A)(D)	125,000	114,870
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 5.641%, 04/17/2030 (A)(D)	750,000	718,756
Dryden 70 CLO, Ltd. Series 2018-70A, Class E (3 month LIBOR + 6.050%) 6.291%, 01/16/2032 (A)(D)	750,000	721,997
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 2.741%, 04/15/2031 (A)(D)	530,000	514,587
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 5.191%, 04/15/2031 (A)(D)	750,000	704,234
High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Greywolf CLO IV, Ltd. Series 2019-1RA, Class CR (3 month LIBOR + 3.650%) 3.891%, 04/17/2034 (A)(D)	$390,000	$390,555
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month LIBOR + 5.700%) 5.954%, 01/20/2030 (A)(D)	440,000	426,525
Halsey Point CLO I, Ltd. Series 2019-1A, Class E (3 month LIBOR + 7.700%) 7.954%, 01/20/2033 (A)(D)	600,000	581,439
LCM XXII, Ltd. Series 2022-A, Class DR (3 month LIBOR + 5.500%) 5.754%, 10/20/2028 (A)(D)	500,000	466,923
Madison Park Funding XIII, Ltd. Series 2014-13A, Class DR2 (3 month LIBOR + 2.850%) 3.098%, 04/19/2030 (A)(D)	1,000,000	973,807
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 6.571%, 04/15/2035 (A)(D)	250,000	249,827
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month LIBOR + 3.120%) 3.361%, 07/15/2031 (A)(D)	670,000	633,430
Oaktree CLO, Ltd. Series 2019-1A, Class D (3 month LIBOR + 3.800%) 4.059%, 04/22/2030 (A)(D)	250,000	242,285
OZLM XI, Ltd. Series 2015-11A, Class CR (3 month LIBOR + 3.600%) 3.899%, 10/30/2030 (A)(D)	1,000,000	979,400
Rockland Park CLO, Ltd. Series 2021-1A, Class E (3 month LIBOR + 6.250%) 6.504%, 04/20/2034 (A)(D)	200,000	196,395
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month LIBOR + 7.250%) 7.504%, 07/20/2034 (A)(D)	390,000	378,288
Shackleton CLO, Ltd. Series 2013-3A, Class DR (3 month LIBOR + 3.020%) 3.261%, 07/15/2030 (A)(D)	500,000	479,615
Symphony CLO XXII, Ltd. Series 2020-22A, Class D (3 month LIBOR + 3.150%) 3.391%, 04/18/2033 (A)(D)	500,000	490,267
TCI-Symphony CLO, Ltd. Series 2016-1A, Class DR2 (3 month LIBOR + 3.100%) 3.344%, 10/13/2032 (A)(D)	600,000	588,208
Voya CLO, Ltd. Series 2017-1A, Class C (3 month LIBOR + 3.330%) 3.571%, 04/17/2030 (A)(D)	500,000	488,273
TOTAL ASSET BACKED SECURITIES (Cost $12,961,992)		$12,774,161
COMMON STOCKS – 0.8%
Communication services – 0.0%
New Cotai, Inc., Class B (H)(I)(J)	11	0

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 0.0%
Party City Holdco, Inc. (J)	14,839	$64,253
Energy – 0.8%
Berry Corp.	110,224	1,102,229
Hercules Offshore, Inc. (H)(J)	120,022	0
KCAD Holdings I, Ltd. (H)(I)(J)	752,218,031	752
MWO Holdings LLC (H)(I)(J)	1,134	8,584
Oasis Petroleum, Inc.	5,752	762,198
Permian Production (J)	35,417	1,771
		1,875,534
TOTAL COMMON STOCKS (Cost $15,821,278)		$1,939,787
PREFERRED SECURITIES – 0.8%
Energy – 0.4%
MPLX LP, 8.461% (H)	17,615	588,341
Targa Resources Corp., 9.500%	500	540,652
		1,128,993
Financials – 0.4%
B. Riley Financial, Inc., 5.000%	18,075	439,223
B. Riley Financial, Inc., 5.250%	13,100	307,326
B. Riley Financial, Inc., 6.000%	11,650	284,260
		1,030,809
TOTAL PREFERRED SECURITIES (Cost $2,168,113)		$2,159,802
SHORT-TERM INVESTMENTS – 0.7%
Short-term funds – 0.7%
John Hancock Collateral Trust, 0.0896% (K)(L)	157,789	1,578,127
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.0191% (K)	324,211	324,211
TOTAL SHORT-TERM INVESTMENTS (Cost $1,902,456)		$1,902,338
Total Investments (High Yield Fund) (Cost $279,842,230) – 99.0%		$253,833,138
Other assets and liabilities, net – 1.0%		2,438,151
TOTAL NET ASSETS – 100.0%		$256,271,289
Currency Abbreviations
High Yield Fund (continued)
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	Pound Sterling
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $184,443,444 or 72.0% of the fund's net assets as of 2-28-22.
(B)	All or a portion of this security is on loan as of 2-28-22.
(C)	Non-income producing - Issuer is in default.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 2-28-22.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	156	Long	Jun 2022	$18,356,590	$18,451,875	$95,285
10-Year U.S. Treasury Note Futures	107	Short	Jun 2022	(13,536,057)	(13,635,813)	(99,756)
						$(4,471)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	587,667	USD	796,688	MSCS	4/19/2022	—	$(8,142)
MXN	3,526,523	USD	169,928	JPM	4/19/2022	$823	—
USD	961,651	CAD	1,223,846	MSCS	4/19/2022	—	(4,049)
The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	287,309	EUR	254,004	MSCS	4/19/2022	$1,971	—
						$2,794	$(12,191)

SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Occidental Petroleum Corp.	1.523%	810,000	USD	$810,000	1.000%	Quarterly	Jun 2026	$(32,077)	$16,517	$(15,560)
Centrally cleared	Ford Motor Company	3.645%	1,000,000	USD	1,000,000	5.000%	Quarterly	Dec 2026	148,572	(85,650)	62,922
					$1,810,000				$116,495	$(69,133)	$47,362
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
See Notes to financial statements regarding investment transactions and other derivatives information.
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 88.7%
Australia - 3.9%
Ampol, Ltd.	12,107	$261,516
APA Group	60,917	445,333
Aristocrat Leisure, Ltd.	31,713	869,889
ASX, Ltd.	10,382	623,559
Aurizon Holdings, Ltd.	97,613	249,003
Australia & New Zealand Banking Group, Ltd.	148,946	2,819,828
BHP Group, Ltd.	265,712	9,073,060
BlueScope Steel, Ltd.	26,877	397,991
Brambles, Ltd.	75,877	546,522
Cochlear, Ltd.	3,433	560,418
Coles Group, Ltd.	69,675	881,466
Commonwealth Bank of Australia	93,285	6,328,788
Computershare, Ltd.	28,495	450,232
Crown Resorts, Ltd. (A)	19,612	177,249
CSL, Ltd.	25,118	4,775,542
Dexus	56,553	447,673
Domino's Pizza Enterprises, Ltd.	3,176	183,389
Endeavour Group, Ltd.	70,329	367,309
Evolution Mining, Ltd.	93,649	289,581
Fortescue Metals Group, Ltd.	88,828	1,183,398
Goodman Group	87,472	1,415,269
IDP Education, Ltd.	10,967	212,098
Insurance Australia Group, Ltd.	132,496	442,333
Lendlease Corp., Ltd.	35,984	277,609
Macquarie Group, Ltd.	18,566	2,443,351
Magellan Financial Group, Ltd.	7,843	104,940
Medibank Private, Ltd.	146,824	338,652
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Mirvac Group	208,199	$388,274
MMG, Ltd. (A)	180,000	65,201
National Australia Bank, Ltd.	173,039	3,634,350
Newcrest Mining, Ltd.	42,582	789,932
Northern Star Resources, Ltd.	57,133	425,812
Orica, Ltd.	21,363	227,767
Origin Energy, Ltd.	91,086	378,250
Qantas Airways, Ltd. (A)	48,755	180,661
QBE Insurance Group, Ltd.	79,097	660,067
Ramsay Health Care, Ltd.	9,603	447,959
REA Group, Ltd.	2,746	264,685
Reece, Ltd.	15,227	215,572
Rio Tinto, Ltd.	19,562	1,686,971
Santos, Ltd.	168,130	895,435
Scentre Group	271,500	603,166
SEEK, Ltd.	17,541	342,451
Sonic Healthcare, Ltd.	23,882	609,413
South32, Ltd.	244,232	857,259
Stockland	126,143	381,696
Suncorp Group, Ltd.	69,109	537,581
Sydney Airport (A)	23,896	151,862
Tabcorp Holdings, Ltd.	116,657	421,882
Telstra Corp., Ltd.	218,523	627,956
The GPT Group	100,704	359,320
Transurban Group	159,854	1,476,478
Treasury Wine Estates, Ltd.	37,978	320,352
Vicinity Centres	202,678	263,916

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Washington H. Soul Pattinson & Company, Ltd.	11,234	$206,099
Wesfarmers, Ltd.	59,509	2,086,976
Westpac Banking Corp.	192,298	3,177,971
WiseTech Global, Ltd.	7,649	244,891
Woodside Petroleum, Ltd.	50,495	1,055,159
Woolworths Group, Ltd.	66,401	1,716,979
		61,868,341
Austria - 0.2%
Erste Group Bank AG	26,193	931,080
OMV AG	11,119	529,304
Raiffeisen Bank International AG	10,891	177,468
Verbund AG	5,137	619,609
voestalpine AG	8,806	291,048
		2,548,509
Belgium - 0.5%
Ageas SA/NV	10,959	527,197
Anheuser-Busch InBev SA/NV	46,786	2,887,070
Elia Group SA/NV	1,795	258,414
Etablissements Franz Colruyt NV	3,300	131,990
Groupe Bruxelles Lambert SA	6,941	720,730
KBC Group NV	15,176	1,093,387
Proximus SADP	9,187	182,641
Sofina SA	969	376,317
Solvay SA	4,533	505,524
UCB SA	7,781	849,196
Umicore SA	12,050	492,963
		8,025,429
Brazil - 1.0%
Ambev SA	264,800	777,126
Americanas SA	36,210	212,197
Atacadao SA	27,400	101,001
B3 SA - Brasil Bolsa Balcao	344,660	969,662
Banco Bradesco SA	78,508	257,495
Banco BTG Pactual SA	67,700	336,353
Banco do Brasil SA	48,200	325,884
Banco Inter SA	19,300	74,836
Banco Santander Brasil SA	23,000	136,327
BB Seguridade Participacoes SA	40,500	178,585
BRF SA (A)	39,100	123,304
CCR SA	66,300	150,835
Centrais Eletricas Brasileiras SA	16,400	110,680
Cia de Saneamento Basico do Estado de Sao Paulo	19,000	152,460
Cia Siderurgica Nacional SA	38,700	190,471
Cosan SA	57,400	235,328
Energisa SA	9,600	81,914
Engie Brasil Energia SA	10,325	79,990
Equatorial Energia SA	56,400	278,915
Hapvida Participacoes e Investimentos SA (B)	237,309	555,493
Hypera SA	21,300	138,173
JBS SA	49,200	344,636
Klabin SA	39,600	177,869
Localiza Rent a Car SA	33,845	376,774
Lojas Renner SA	55,242	273,052
Magazine Luiza SA	169,100	195,091
Natura & Company Holding SA (A)	50,300	224,462
Petroleo Brasileiro SA	206,200	1,466,168
Raia Drogasil SA	59,200	268,007
Rede D'Or Sao Luiz SA (B)	22,500	221,647
Rumo SA (A)	71,800	215,104
Suzano SA	41,727	449,774
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Telefonica Brasil SA	28,200	$276,548
TIM SA	47,000	124,667
TOTVS SA	29,100	186,421
Ultrapar Participacoes SA	40,000	112,494
Vale SA	229,438	4,256,919
Via S/A (A)	69,500	50,921
Vibra Energia SA	65,300	297,436
WEG SA	93,940	532,245
		15,517,264
Canada - 9.6%
Agnico Eagle Mines, Ltd.	34,474	1,741,515
Air Canada (A)	14,139	267,163
Algonquin Power & Utilities Corp.	53,510	774,259
Alimentation Couche-Tard, Inc.	61,857	2,427,918
AltaGas, Ltd.	22,251	490,136
Atco, Ltd., Class I	993	32,614
Ballard Power Systems, Inc. (A)	18,531	211,992
Bank of Montreal	49,048	5,600,566
Barrick Gold Corp.	134,122	3,031,633
BCE, Inc.	7,078	371,742
BlackBerry, Ltd. (A)	40,755	279,738
Brookfield Asset Management Reinsurance Partners, Ltd., Class A (A)	349	19,346
Brookfield Asset Management, Inc., Class A	106,548	5,822,943
CAE, Inc. (A)	24,475	654,791
Cameco Corp.	30,116	740,604
Canadian Apartment Properties REIT	7,222	300,618
Canadian Imperial Bank of Commerce	34,217	4,330,914
Canadian National Railway Company	53,293	6,611,275
Canadian Natural Resources, Ltd.	89,175	4,981,840
Canadian Pacific Railway, Ltd.	70,100	4,936,036
Canadian Tire Corp., Ltd., Class A	4,483	660,937
Canadian Utilities, Ltd., Class A	10,946	304,847
Canopy Growth Corp. (A)(C)	18,590	132,587
CCL Industries, Inc., Class B	11,977	539,934
Cenovus Energy, Inc.	99,158	1,559,147
CGI, Inc. (A)	16,930	1,388,060
CI Financial Corp.	1,189	19,465
Constellation Software, Inc.	1,525	2,570,133
Dollarama, Inc.	22,064	1,140,191
Emera, Inc.	20,115	941,080
Empire Company, Ltd., Class A	13,364	413,941
Enbridge, Inc.	153,380	6,626,500
Fairfax Financial Holdings, Ltd.	1,934	937,551
First Capital Real Estate Investment Trust	895	12,816
First Quantum Minerals, Ltd.	44,506	1,305,158
FirstService Corp.	3,072	437,327
Fortis, Inc.	36,523	1,673,575
Franco-Nevada Corp.	14,483	2,132,857
George Weston, Ltd.	5,936	643,664
GFL Environmental, Inc.	12,030	351,741
Gildan Activewear, Inc.	15,529	609,643
Great-West Lifeco, Inc. (C)	23,767	714,979
Hydro One, Ltd. (B)	26,205	647,114
iA Financial Corp., Inc.	9,147	543,480
IGM Financial, Inc.	7,638	271,352
Imperial Oil, Ltd.	18,894	848,031
Intact Financial Corp.	13,518	1,938,806
Ivanhoe Mines, Ltd., Class A (A)	46,154	469,733
Keyera Corp. (C)	17,443	408,586
Kinross Gold Corp.	97,447	485,890
Lightspeed Commerce, Inc. (A)	8,317	218,506

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Loblaw Companies, Ltd.	13,220	$1,031,212
Lundin Mining Corp.	50,955	491,660
Magna International, Inc.	21,781	1,618,238
Metro, Inc.	18,993	991,382
National Bank of Canada	25,876	2,074,775
Northland Power, Inc.	17,669	561,784
Nutrien, Ltd.	43,170	3,712,790
Nuvei Corp. (A)	4,367	237,076
Onex Corp.	6,395	429,461
Open Text Corp.	21,277	925,948
Pan American Silver Corp.	16,107	380,977
Parkland Corp.	11,759	307,729
Pembina Pipeline Corp.	41,909	1,425,071
Power Corp. of Canada	45,072	1,390,031
Quebecor, Inc., Class B	13,542	296,161
Restaurant Brands International, Inc.	21,853	1,223,251
RioCan Real Estate Investment Trust	13,572	268,977
Ritchie Brothers Auctioneers, Inc.	8,485	444,701
Rogers Communications, Inc., Class B	27,450	1,418,304
Royal Bank of Canada	107,895	11,935,273
Saputo, Inc.	19,625	480,909
Shaw Communications, Inc., Class B	34,872	1,045,747
Shopify, Inc., Class A (A)	8,509	5,907,092
SmartCentres Real Estate Investment Trust	809	20,303
Sun Life Financial, Inc.	46,392	2,439,835
Suncor Energy, Inc.	112,109	3,428,280
TC Energy Corp.	74,063	3,979,243
Teck Resources, Ltd., Class B	35,718	1,286,130
TELUS Corp. (C)	35,809	904,336
TFI International, Inc.	6,452	672,535
The Bank of Nova Scotia	92,127	6,676,028
The Toronto-Dominion Bank	137,254	11,075,613
Thomson Reuters Corp.	13,493	1,364,310
TMX Group, Ltd.	4,668	471,551
Toromont Industries, Ltd.	6,456	547,245
Tourmaline Oil Corp.	23,477	926,114
West Fraser Timber Company, Ltd.	7,312	729,873
Wheaton Precious Metals Corp.	34,186	1,497,981
WSP Global, Inc.	8,975	1,101,146
		150,294,346
Chile - 0.2%
Antofagasta PLC	20,959	424,377
Banco de Chile	3,280,051	347,758
Banco de Credito e Inversiones SA	4,011	143,455
Banco Santander Chile	4,547,348	223,292
Cencosud SA	103,445	190,190
Cia Cervecerias Unidas SA	10,415	82,725
Empresas CMPC SA	82,861	137,003
Empresas COPEC SA	28,377	220,050
Enel Americas SA	1,555,493	182,135
Enel Chile SA	2,040,444	67,014
Falabella SA	54,741	180,234
		2,198,233
China - 7.0%
360 DigiTech, Inc., ADR	5,200	97,500
3SBio, Inc. (A)(B)	76,600	60,879
51job, Inc., ADR (A)	1,800	93,240
AAC Technologies Holdings, Inc.	44,100	120,578
Agile Group Holdings, Ltd.	75,900	34,582
Agora, Inc., ADR (A)	2,900	35,032
Agricultural Bank of China, Ltd., H Shares	1,587,200	601,103
Air China, Ltd., H Shares (A)	103,300	79,446
Airtac International Group	9,000	299,359
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Akeso, Inc. (A)(B)	17,000	$44,893
Alibaba Group Holding, Ltd. (A)	915,301	12,048,890
A-Living Smart City Services Company, Ltd. (B)	34,250	61,394
Aluminum Corp. of China, Ltd., H Shares (A)	236,600	167,235
Anhui Conch Cement Company, Ltd., H Shares	74,600	400,343
Anhui Gujing Distillery Company, Ltd., B Shares	6,100	89,444
ANTA Sports Products, Ltd.	65,100	994,286
Autohome, Inc., ADR	4,700	143,773
AviChina Industry & Technology Company, Ltd., H Shares	154,000	95,609
Baidu, Inc., ADR (A)	16,800	2,560,992
Bank of China, Ltd., H Shares	4,819,600	1,876,280
Bank of Communications Company, Ltd., H Shares	521,900	357,778
BeiGene, Ltd., ADR (A)	2,800	589,456
Beijing Capital International Airport Company, Ltd., H Shares (A)	106,900	68,471
Bilibili, Inc., ADR (A)(C)	9,900	312,939
BYD Company, Ltd., H Shares	47,500	1,471,900
BYD Electronic International Company, Ltd.	41,400	116,823
CanSino Biologics, Inc., H Shares (A)(B)	4,800	86,752
CGN Power Company, Ltd., H Shares (B)	614,000	174,076
China Bohai Bank Company, Ltd., H Shares (B)	193,500	32,266
China Cinda Asset Management Company, Ltd., H Shares	582,200	105,095
China CITIC Bank Corp., Ltd., H Shares	542,000	254,693
China Coal Energy Company, Ltd., H Shares	123,000	76,670
China Communications Services Corp., Ltd., H Shares	147,200	80,757
China Conch Venture Holdings, Ltd.	99,300	477,856
China Construction Bank Corp., H Shares	5,810,500	4,357,673
China Everbright Bank Company, Ltd., H Shares	191,000	71,034
China Evergrande Group (C)	235,900	48,281
China Feihe, Ltd. (B)	214,000	255,358
China Galaxy Securities Company, Ltd., H Shares	226,000	129,359
China Hongqiao Group, Ltd.	138,000	193,201
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	0
China International Capital Corp., Ltd., H Shares (B)	87,600	213,124
China Lesso Group Holdings, Ltd.	66,000	101,613
China Life Insurance Company, Ltd., H Shares	456,200	755,755
China Literature, Ltd. (A)(B)	24,200	131,337
China Longyuan Power Group Corp., Ltd., H Shares	200,700	414,163
China Medical System Holdings, Ltd.	81,300	144,767
China Meidong Auto Holdings, Ltd.	34,000	160,089
China Merchants Bank Company, Ltd., H Shares	234,700	1,978,360
China Minsheng Banking Corp., Ltd., H Shares (C)	344,020	133,995
China Molybdenum Company, Ltd., H Shares	201,100	121,043

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China National Building Material Company, Ltd., H Shares	247,700	$317,757
China Oilfield Services, Ltd., H Shares	108,000	123,120
China Pacific Insurance Group Company, Ltd., H Shares	161,800	450,545
China Petroleum & Chemical Corp., H Shares	1,469,300	730,958
China Railway Group, Ltd., H Shares	241,600	141,857
China Resources Mixc Lifestyle Services, Ltd. (B)	34,000	174,885
China Shenhua Energy Company, Ltd., H Shares	203,500	560,843
China Southern Airlines Company, Ltd., H Shares (A)	96,800	61,242
China Suntien Green Energy Corp., Ltd., H Shares	104,000	69,278
China Tower Corp., Ltd., H Shares (B)	2,512,000	292,783
China Vanke Company, Ltd., H Shares	102,400	243,219
China Yuhua Education Corp., Ltd. (B)	116,000	30,032
Chinasoft International, Ltd. (A)	156,000	142,335
Chindata Group Holdings, Ltd., ADR (A)	6,900	37,881
CIFI Ever Sunshine Services Group, Ltd.	46,000	83,654
CIFI Holdings Group Company, Ltd.	214,000	149,096
CITIC Securities Company, Ltd., H Shares	159,700	386,906
CITIC, Ltd.	355,600	414,958
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	202,600	409,500
Country Garden Holdings Company, Ltd.	480,300	373,160
Country Garden Services Holdings Company, Ltd.	107,000	640,069
CRRC Corp., Ltd., H Shares	272,000	120,886
CSPC Pharmaceutical Group, Ltd.	540,096	640,210
Dada Nexus, Ltd., ADR (A)	3,500	29,085
Dali Foods Group Company, Ltd. (B)	118,500	62,412
Daqo New Energy Corp., ADR (A)	3,600	172,656
DiDi Global, Inc., ADR (A)	18,000	73,800
Dongfeng Motor Group Company, Ltd., H Shares	167,300	144,000
Dongyue Group, Ltd.	89,000	129,116
ENN Energy Holdings, Ltd.	47,600	689,362
Flat Glass Group Company, Ltd., H Shares	25,000	103,379
Fosun International, Ltd.	154,000	167,091
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	35,700	175,148
Ganfeng Lithium Company, Ltd., H Shares (B)	15,600	264,766
GDS Holdings, Ltd., ADR (A)	5,300	235,956
Genscript Biotech Corp. (A)	70,000	277,551
GF Securities Company, Ltd., H Shares	69,000	103,588
GOME Retail Holdings, Ltd. (A)	679,200	50,543
Great Wall Motor Company, Ltd., H Shares	186,900	393,481
Greentown China Holdings, Ltd.	51,500	77,357
Greentown Service Group Company, Ltd.	86,000	86,389
Guangzhou Automobile Group Company, Ltd., H Shares	177,080	175,318
Guangzhou R&F Properties Company, Ltd., H Shares (C)	108,400	46,146
Haidilao International Holding, Ltd. (B)(C)	66,000	151,977
Haier Smart Home Company, Ltd., H Shares	134,920	472,770
Haitian International Holdings, Ltd.	38,400	102,309
Haitong Securities Company, Ltd., H Shares	171,700	147,746
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hangzhou Tigermed Consulting Company, Ltd., H Shares (B)	7,400	$83,258
Hansoh Pharmaceutical Group Company, Ltd. (B)	72,000	153,698
Hello Group, Inc., ADR	9,600	91,488
Hengan International Group Company, Ltd.	39,600	210,010
Hua Hong Semiconductor, Ltd. (A)(B)	32,000	166,713
Huaneng Power International, Inc., H Shares	213,700	125,445
Huatai Securities Company, Ltd., H Shares (B)	95,900	157,017
Huazhu Group, Ltd., ADR (A)	10,800	446,688
Hygeia Healthcare Holdings Company, Ltd. (B)	20,600	112,464
I-Mab, ADR (A)	2,300	56,856
Industrial & Commercial Bank of China, Ltd., H Shares	3,407,800	2,034,304
Innovent Biologics, Inc. (A)(B)	70,000	315,909
iQIYI, Inc., ADR (A)	16,700	69,138
JD Health International, Inc. (A)(B)	20,800	155,245
JD.com, Inc., Class A (A)	104,674	3,738,891
Jiangsu Expressway Company, Ltd., H Shares	74,900	80,139
Jiangxi Copper Company, Ltd., H Shares	67,400	121,320
Jinxin Fertility Group, Ltd. (A)(B)	75,500	88,281
Jiumaojiu International Holdings, Ltd. (B)	43,000	96,600
Kanzhun, Ltd., ADR (A)	4,100	132,430
KE Holdings, Inc., ADR (A)	21,600	419,256
Kingdee International Software Group Company, Ltd. (A)	156,000	385,576
Kingsoft Cloud Holdings, Ltd., ADR (A)	3,200	21,568
Kingsoft Corp., Ltd.	57,200	213,917
Kuaishou Technology (A)(B)	28,500	329,814
KWG Group Holdings, Ltd.	83,000	38,863
Lenovo Group, Ltd.	436,000	485,516
Li Auto, Inc., ADR (A)	33,300	1,013,985
Li Ning Company, Ltd.	135,000	1,348,401
Logan Group Company, Ltd. (C)	86,000	28,575
Longfor Group Holdings, Ltd. (B)	109,400	585,019
Meituan, Class B (A)(B)	246,400	5,473,815
Microport Scientific Corp.	38,100	105,978
Ming Yuan Cloud Group Holdings, Ltd. (A)	35,000	69,079
Minth Group, Ltd.	44,000	159,096
NetEase, Inc.	121,200	2,344,215
New China Life Insurance Company, Ltd., H Shares	56,300	161,124
New Oriental Education & Technology Group, Inc., ADR (A)	93,900	141,789
NIO, Inc., ADR (A)	82,100	1,875,164
Noah Holdings, Ltd., ADR (A)	2,200	62,392
Nongfu Spring Company, Ltd., H Shares (B)(C)	105,800	663,526
PetroChina Company, Ltd., H Shares	1,270,700	680,620
Pharmaron Beijing Company, Ltd., H Shares (B)	8,000	96,992
PICC Property & Casualty Company, Ltd., H Shares	424,950	448,572
Pinduoduo, Inc., ADR (A)	26,500	1,374,290
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	27,200	84,290
Ping An Insurance Group Company of China, Ltd., H Shares	382,300	2,964,226

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Postal Savings Bank of China Company, Ltd., H Shares (B)	483,000	$396,584
Powerlong Real Estate Holdings, Ltd.	89,000	42,660
RLX Technology, Inc., ADR (A)(C)	37,300	114,884
Sany Heavy Equipment International Holdings Company, Ltd.	65,000	67,405
Seazen Group, Ltd. (A)	132,000	69,651
Shandong Gold Mining Company, Ltd., H Shares (B)	36,750	69,009
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	150,000	207,119
Shanghai Baosight Software Company, Ltd., Class B	22,600	97,599
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	30,100	120,686
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	58,280	51,999
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	47,300	85,380
Shenzhou International Group Holdings, Ltd.	49,800	836,472
Shimao Services Holdings, Ltd. (B)	36,000	26,310
Silergy Corp.	5,000	666,256
Sinopharm Group Company, Ltd., H Shares	81,900	198,541
Sinotruk Hong Kong, Ltd.	43,000	64,185
Smoore International Holdings, Ltd. (B)	108,000	400,902
Sunac China Holdings, Ltd.	199,300	162,908
Sunac Services Holdings, Ltd. (B)	65,000	55,553
Sunny Optical Technology Group Company, Ltd.	42,900	1,028,054
TAL Education Group, ADR (A)	25,500	72,420
Tencent Holdings, Ltd.	337,400	18,206,550
Tencent Music Entertainment Group, ADR (A)	40,600	218,834
The People's Insurance Company Group of China, Ltd., H Shares	512,200	164,716
Tingyi Cayman Islands Holding Corp.	116,700	258,187
Tongcheng Travel Holdings, Ltd. (A)	59,200	110,257
Topsports International Holdings, Ltd. (B)	92,000	95,637
TravelSky Technology, Ltd., H Shares	55,500	104,671
Trip.com Group, Ltd., ADR (A)	30,800	795,256
Tsingtao Brewery Company, Ltd., H Shares	33,000	317,488
Uni-President China Holdings, Ltd.	76,000	79,030
Venus MedTech Hangzhou, Inc., H Shares (A)(B)(C)	13,000	36,143
Vipshop Holdings, Ltd., ADR (A)	27,300	236,691
VNET Group, Inc., ADR (A)	5,700	44,859
Want Want China Holdings, Ltd.	283,500	301,793
Weibo Corp., ADR (A)	3,780	103,685
Weichai Power Company, Ltd., H Shares	117,000	197,979
Weimob, Inc. (A)(B)(C)	114,000	75,394
WuXi AppTec Company, Ltd., H Shares (B)	20,883	297,258
Wuxi Biologics Cayman, Inc. (A)(B)	217,000	1,794,898
Xiaomi Corp., Class B (A)(B)	861,800	1,622,096
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (C)	47,800	78,209
Xinyi Solar Holdings, Ltd.	294,000	534,012
XPeng, Inc., ADR (A)	23,400	851,058
Yadea Group Holdings, Ltd. (B)	70,000	103,847
Yankuang Energy Group Company, Ltd., H Shares	90,700	223,162
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yihai International Holding, Ltd. (A)	28,000	$117,155
Yum China Holdings, Inc.	25,384	1,320,476
Zai Lab, Ltd., ADR (A)	4,600	251,620
Zhejiang Expressway Company, Ltd., H Shares	91,800	82,814
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)	29,600	97,426
Zhongsheng Group Holdings, Ltd.	35,500	247,894
Zhuzhou CRRC Times Electric Company, Ltd.	33,100	172,534
Zijin Mining Group Company, Ltd., H Shares	343,200	509,371
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	84,800	56,409
ZTE Corp., H Shares	46,100	113,570
ZTO Express Cayman, Inc., ADR	26,200	771,328
		109,685,098
Colombia - 0.1%
Bancolombia SA	45,438	450,571
Ecopetrol SA	891,789	739,117
Grupo de Inversiones Suramericana SA	21,521	174,650
Interconexion Electrica SA ESP	80,079	494,264
		1,858,602
Czech Republic - 0.0%
CEZ AS	8,829	335,900
Komercni banka AS	4,148	163,184
Moneta Money Bank AS (B)	19,540	77,328
		576,412
Denmark - 1.4%
A.P. Moller - Maersk A/S, Series A	160	479,755
A.P. Moller - Maersk A/S, Series B	320	1,012,324
Ambu A/S, Class B (C)	9,010	166,151
Carlsberg A/S, Class B	5,406	792,788
Chr. Hansen Holding A/S	5,611	409,066
Coloplast A/S, B Shares	6,311	949,415
Danske Bank A/S	37,387	633,262
Demant A/S (A)	5,735	242,365
DSV A/S	10,955	2,016,342
Genmab A/S (A)	3,522	1,183,732
GN Store Nord A/S	6,653	351,698
Novo Nordisk A/S, B Shares	90,317	9,346,316
Novozymes A/S, B Shares	10,936	717,759
Orsted A/S (B)	10,129	1,310,835
Pandora A/S	5,356	548,440
Rockwool International A/S, B Shares	449	153,922
Tryg A/S	19,670	445,050
Vestas Wind Systems A/S	54,236	1,748,932
		22,508,152
Finland - 0.5%
Elisa OYJ	5,652	313,162
Fortum OYJ	18,090	378,585
Kesko OYJ, B Shares	11,080	326,082
Kone OYJ, B Shares	13,940	813,451
Neste OYJ	17,231	671,918
Nokia OYJ (A)	221,400	1,197,188
Nordea Bank ABP	179,191	1,982,485
Orion OYJ, Class B	4,299	201,877
Sampo OYJ, A Shares	20,961	989,038
Stora Enso OYJ, R Shares	23,890	454,964
UPM-Kymmene OYJ	21,835	754,471
Wartsila OYJ ABP	19,389	217,149
		8,300,370

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France - 7.3%
Accor SA (A)	10,870	$371,247
Aeroports de Paris (A)	1,880	265,813
Air Liquide SA	30,762	5,109,738
Airbus SE	38,353	4,896,887
Alstom SA	20,651	525,361
Amundi SA (B)	4,230	293,376
Arkema SA	3,987	528,746
AXA SA	127,456	3,448,664
BioMerieux	2,681	294,673
BNP Paribas SA	73,103	4,241,780
Bollore SA	55,616	281,424
Bouygues SA	14,863	531,473
Bureau Veritas SA	18,873	539,634
Capgemini SE	10,380	2,172,846
Carrefour SA	40,803	820,316
Cie de Saint-Gobain	32,899	2,039,910
Cie Generale des Etablissements Michelin SCA	10,989	1,512,723
CNP Assurances	11,812	287,898
Covivio	3,265	267,112
Credit Agricole SA	80,979	1,031,541
Danone SA	42,396	2,579,346
Dassault Aviation SA	1,642	244,347
Dassault Systemes SE	42,990	2,073,682
Edenred	16,091	732,221
Eiffage SA	5,364	546,400
Electricite de France SA	31,030	280,528
Engie SA	118,320	1,885,132
EssilorLuxottica SA	18,616	3,249,807
Eurazeo SE	2,532	195,574
Faurecia SE (C)	7,583	285,531
Gecina SA (C)	2,904	369,044
Getlink SE	27,977	456,288
Hermes International	2,053	2,831,169
Ipsen SA	2,425	282,173
Kering SA	4,869	3,377,310
Klepierre SA (A)	13,066	373,487
La Francaise des Jeux SAEM (B)	6,083	252,155
Legrand SA	17,337	1,635,578
L'Oreal SA	16,285	6,437,869
LVMH Moet Hennessy Louis Vuitton SE	18,018	13,241,547
Orange SA	129,111	1,561,175
Orpea SA	3,384	140,133
Pernod Ricard SA	13,598	2,968,455
Publicis Groupe SA	14,780	980,888
Remy Cointreau SA	1,456	280,212
Renault SA (A)	12,449	390,128
Safran SA	22,296	2,834,879
Sanofi	73,881	7,722,988
Sartorius Stedim Biotech	1,793	687,564
Schneider Electric SE	35,123	5,441,834
SEB SA	1,761	256,113
Societe Generale SA	53,025	1,499,420
Sodexo SA	5,707	476,460
Teleperformance	3,802	1,410,782
Thales SA	6,988	798,890
TotalEnergies SE	162,696	8,288,606
Ubisoft Entertainment SA (A)	5,971	320,148
Unibail-Rodamco-Westfield (Euronext Amsterdam Exchange) (A)	8,052	613,772
Valeo	14,802	326,446
Veolia Environnement SA	42,357	1,476,853
Vinci SA	34,931	3,662,574
Vivendi SE	50,067	632,036
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Wendel SE	1,666	$169,130
Worldline SA (A)(B)	15,498	790,295
		114,520,131
Germany - 4.3%
adidas AG	10,220	2,416,441
Allianz SE	22,378	5,044,403
BASF SE	49,355	3,286,371
Bayer AG	52,677	3,042,787
Bayerische Motoren Werke AG	17,830	1,717,162
Bechtle AG	4,293	220,215
Beiersdorf AG	5,367	544,043
Brenntag SE	8,233	690,195
Carl Zeiss Meditec AG, Bearer Shares	2,160	338,980
Commerzbank AG (A)	52,418	438,064
Continental AG (A)	5,914	503,952
Covestro AG (B)	10,460	553,186
Daimler Truck Holding AG (A)	22,174	675,767
Delivery Hero SE (A)(B)	8,665	464,451
Deutsche Bank AG (A)	111,750	1,379,534
Deutsche Boerse AG	10,225	1,740,532
Deutsche Lufthansa AG (A)	31,813	241,622
Deutsche Post AG	53,195	2,673,704
Deutsche Telekom AG	178,872	3,206,231
E.ON SE	119,156	1,620,710
Evonik Industries AG	11,193	336,928
Fresenius Medical Care AG & Company KGaA	11,001	705,811
Fresenius SE & Company KGaA	22,537	786,368
GEA Group AG	8,104	354,379
Hannover Rueck SE	3,356	617,847
HeidelbergCement AG	7,953	516,047
HelloFresh SE (A)	8,818	480,987
Henkel AG & Company KGaA	5,360	412,116
Infineon Technologies AG	70,409	2,382,359
KION Group AG	3,850	308,641
Knorr-Bremse AG	3,813	336,155
LANXESS AG	4,558	222,029
LEG Immobilien SE	3,907	502,403
Mercedes-Benz Group AG	46,005	3,593,897
Merck KGaA	6,953	1,379,113
MTU Aero Engines AG	2,895	693,025
Muenchener Rueckversicherungs-Gesellschaft AG	7,665	2,102,800
Nemetschek SE	3,014	267,437
Puma SE	5,610	514,463
Rational AG	269	197,974
RWE AG	34,314	1,588,842
SAP SE	56,054	6,323,130
Scout24 SE (B)	4,595	268,029
Siemens AG	41,106	5,791,125
Siemens Energy AG	21,456	510,305
Siemens Healthineers AG (B)	15,122	970,388
Symrise AG	6,849	814,667
Telefonica Deutschland Holding AG	52,196	142,435
Uniper SE	4,557	145,784
United Internet AG	5,008	170,314
Volkswagen AG	1,709	442,016
Vonovia SE	39,593	2,101,722
Zalando SE (A)(B)	11,903	787,822
		67,565,708
Hong Kong - 2.1%
AIA Group, Ltd.	633,400	6,577,127

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Alibaba Health Information Technology, Ltd. (A)	241,100	$168,826
Alibaba Pictures Group, Ltd. (A)	705,600	70,545
Beijing Enterprises Holdings, Ltd.	31,000	105,974
Beijing Enterprises Water Group, Ltd.	262,500	103,710
BOC Hong Kong Holdings, Ltd.	193,500	695,645
Bosideng International Holdings, Ltd.	194,000	110,380
Brilliance China Automotive Holdings, Ltd. (A)	193,500	89,010
Budweiser Brewing Company APAC, Ltd. (B)	89,800	278,737
China Education Group Holdings, Ltd.	49,000	41,980
China Everbright Environment Group, Ltd.	224,200	160,970
China Everbright, Ltd.	8,400	9,251
China Gas Holdings, Ltd.	186,400	294,581
China Jinmao Holdings Group, Ltd.	336,900	112,034
China Mengniu Dairy Company, Ltd. (A)	189,900	1,234,810
China Merchants Port Holdings Company, Ltd.	90,300	170,251
China Overseas Land & Investment, Ltd.	232,000	708,335
China Overseas Property Holdings, Ltd.	75,000	81,430
China Power International Development, Ltd.	323,000	183,089
China Resources Beer Holdings Company, Ltd.	87,200	691,444
China Resources Cement Holdings, Ltd.	148,000	126,642
China Resources Gas Group, Ltd.	55,100	253,074
China Resources Land, Ltd.	193,700	942,215
China Resources Power Holdings Company, Ltd.	115,100	257,084
China Ruyi Holdings, Ltd. (A)(C)	168,000	50,001
China State Construction International Holdings, Ltd.	121,500	171,110
China Taiping Insurance Holdings Company, Ltd.	104,600	123,805
China Traditional Chinese Medicine Holdings Company, Ltd.	168,000	95,770
China Youzan, Ltd. (A)	812,000	26,098
Chow Tai Fook Jewellery Group, Ltd. (A)	103,400	214,714
CK Asset Holdings, Ltd.	104,500	660,027
CK Hutchison Holdings, Ltd.	141,500	992,066
CK Infrastructure Holdings, Ltd.	33,500	207,968
CLP Holdings, Ltd.	85,500	871,013
COSCO SHIPPING Ports, Ltd.	109,700	90,401
ESR Cayman, Ltd. (A)(B)	103,400	318,992
Far East Horizon, Ltd.	104,800	89,318
Futu Holdings, Ltd., ADR (A)(C)	2,700	115,425
Galaxy Entertainment Group, Ltd. (A)	114,000	635,804
Geely Automobile Holdings, Ltd.	355,300	661,797
Guangdong Investment, Ltd.	176,900	238,053
Hang Lung Properties, Ltd.	104,000	218,182
Hang Seng Bank, Ltd.	39,400	726,579
Henderson Land Development Company, Ltd.	75,041	311,986
HK Electric Investments, Ltd.	118,500	116,919
HKT Trust & HKT, Ltd.	192,000	259,075
Hong Kong & China Gas Company, Ltd.	577,739	873,684
Hong Kong Exchanges & Clearing, Ltd.	63,000	3,052,771
Hongkong Land Holdings, Ltd.	59,400	321,675
Hopson Development Holdings, Ltd. (C)	43,790	90,144
Huabao International Holdings, Ltd. (C)	57,000	32,701
Hutchmed China, Ltd., ADR (A)	5,200	141,700
Jardine Matheson Holdings, Ltd.	11,300	673,731
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Jinmao Property Services Company, Ltd. (A)(D)	4,908	$1,247
Kingboard Holdings, Ltd.	40,700	190,401
Kingboard Laminates Holdings, Ltd.	56,500	94,149
Kunlun Energy Company, Ltd.	234,900	231,067
Lee & Man Paper Manufacturing, Ltd.	80,500	51,750
Link REIT	108,000	872,727
Melco Resorts & Entertainment, Ltd., ADR (A)	11,200	112,224
MTR Corp., Ltd.	79,500	412,089
New World Development Company, Ltd.	78,250	312,972
Nine Dragons Paper Holdings, Ltd.	100,900	96,659
Power Assets Holdings, Ltd.	71,000	447,479
Shenzhen International Holdings, Ltd.	79,500	81,915
Shimao Group Holdings, Ltd. (C)	78,400	47,048
Sino Biopharmaceutical, Ltd.	621,350	396,648
Sino Land Company, Ltd.	173,000	218,360
SITC International Holdings Company, Ltd.	70,000	288,621
Sun Art Retail Group, Ltd.	114,700	41,382
Sun Hung Kai Properties, Ltd.	68,500	796,367
Swire Pacific, Ltd., Class A	25,500	140,919
Swire Properties, Ltd.	59,400	154,471
Techtronic Industries Company, Ltd.	71,500	1,198,058
The Wharf Holdings, Ltd.	82,000	296,675
Vinda International Holdings, Ltd.	22,000	62,768
WH Group, Ltd. (B)	439,500	306,936
Wharf Real Estate Investment Company, Ltd.	87,000	390,568
Xinyi Glass Holdings, Ltd.	95,000	253,056
Yuexiu Property Company, Ltd.	81,800	81,822
		33,427,031
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	27,914	217,738
OTP Bank NYRT (A)	15,326	584,828
Richter Gedeon NYRT	9,562	200,681
		1,003,247
Indonesia - 0.5%
Adaro Energy Tbk PT	984,700	168,710
Aneka Tambang Tbk	585,100	91,158
Astra International Tbk PT	1,418,300	575,170
Bank Central Asia Tbk PT	3,816,900	2,154,892
Bank Mandiri Persero Tbk PT	1,286,300	695,427
Bank Negara Indonesia Persero Tbk PT	525,000	294,165
Bank Rakyat Indonesia Persero Tbk PT	4,705,500	1,504,632
Barito Pacific Tbk PT	1,947,500	121,437
Charoen Pokphand Indonesia Tbk PT	508,400	205,862
Gudang Garam Tbk PT	34,500	75,604
Indah Kiat Pulp & Paper Tbk PT	194,600	109,972
Indocement Tunggal Prakarsa Tbk PT	102,800	78,753
Indofood CBP Sukses Makmur Tbk PT	161,000	95,438
Indofood Sukses Makmur Tbk PT	312,500	135,165
Kalbe Farma Tbk PT	1,445,600	165,570
Merdeka Copper Gold Tbk PT (A)	784,500	212,423
Sarana Menara Nusantara Tbk PT	1,592,600	115,168
Semen Indonesia Persero Tbk PT	209,600	105,876
Telkom Indonesia Persero Tbk PT	3,426,900	1,034,626
Tower Bersama Infrastructure Tbk PT	544,400	111,956
Unilever Indonesia Tbk PT	522,800	134,530
United Tractors Tbk PT	114,800	200,324
		8,386,858
Ireland - 0.6%
CRH PLC	49,348	2,243,279

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
DCC PLC	5,257	$412,537
Experian PLC	49,437	1,931,241
Flutter Entertainment PLC (A)	10,542	1,518,137
James Hardie Industries PLC, CHESS Depositary Interest	23,272	759,764
Kerry Group PLC, Class A	10,055	1,197,947
Kingspan Group PLC	9,734	950,646
Smurfit Kappa Group PLC	7,144	356,788
Smurfit Kappa Group PLC (London Stock Exchange)	8,098	401,842
		9,772,181
Israel - 0.4%
Azrieli Group, Ltd.	2,623	223,773
Bank Hapoalim BM	66,980	709,887
Bank Leumi Le-Israel BM	84,960	920,365
Check Point Software Technologies, Ltd. (A)	6,100	883,768
CyberArk Software, Ltd. (A)	2,300	391,322
Fiverr International, Ltd. (A)	1,700	134,147
ICL Group, Ltd.	40,951	465,061
Inmode, Ltd. (A)	2,900	123,801
Israel Discount Bank, Ltd., Class A	69,551	458,630
Kornit Digital, Ltd. (A)	2,700	256,041
Mizrahi Tefahot Bank, Ltd.	8,542	333,816
Nice, Ltd. (A)	3,614	817,516
Teva Pharmaceutical Industries, Ltd., ADR (A)	63,900	519,507
Wix.com, Ltd. (A)	3,200	293,056
		6,530,690
Italy - 2.1%
Amplifon SpA	12,687	544,458
Assicurazioni Generali SpA	115,546	2,285,141
Atlantia SpA (A)	50,282	924,953
Davide Campari-Milano NV	53,153	578,457
DiaSorin SpA	2,576	385,511
Enel SpA	831,563	6,127,755
Eni SpA	256,971	3,997,121
Ferrari NV	12,859	2,763,256
FinecoBank Banca Fineco SpA	61,675	1,027,868
Infrastrutture Wireless Italiane SpA (B)	33,774	344,878
Intesa Sanpaolo SpA	1,684,010	4,304,890
Mediobanca Banca di Credito Finanziario SpA	63,429	660,566
Moncler SpA	20,964	1,258,893
Nexi SpA (A)(B)	47,900	654,218
Poste Italiane SpA (B)	54,397	623,909
Prysmian SpA	25,971	854,951
Recordati Industria Chimica e Farmaceutica SpA	10,579	517,436
Snam SpA	203,313	1,129,661
Telecom Italia SpA	1,022,635	429,657
Terna - Rete Elettrica Nazionale	141,698	1,160,905
UniCredit SpA	217,459	2,747,497
		33,321,981
Japan - 12.4%
Advantest Corp.	10,600	851,868
Aeon Company, Ltd. (C)	34,500	781,552
AGC, Inc.	10,300	456,934
Aisin Corp.	7,900	287,752
Ajinomoto Company, Inc.	24,700	719,783
ANA Holdings, Inc. (A)(C)	8,300	182,751
Asahi Group Holdings, Ltd.	24,300	980,247
Asahi Intecc Company, Ltd.	11,500	248,323
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Asahi Kasei Corp.	67,200	$630,660
Astellas Pharma, Inc.	99,100	1,653,407
Azbil Corp.	6,500	246,733
Bandai Namco Holdings, Inc.	10,600	777,099
Benefit One, Inc.	4,200	97,280
Bridgestone Corp.	30,300	1,247,783
Brother Industries, Ltd.	12,500	227,511
Canon, Inc.	53,200	1,251,954
Capcom Company, Ltd.	9,300	225,719
Central Japan Railway Company	7,700	1,040,395
Chubu Electric Power Company, Inc.	33,600	335,619
Chugai Pharmaceutical Company, Ltd.	35,800	1,187,617
Concordia Financial Group, Ltd.	58,200	236,774
Cosmos Pharmaceutical Corp.	1,100	152,513
CyberAgent, Inc.	21,400	280,033
Dai Nippon Printing Company, Ltd.	11,800	308,036
Daifuku Company, Ltd.	5,400	390,565
Dai-ichi Life Holdings, Inc.	54,500	1,131,864
Daiichi Sankyo Company, Ltd.	93,300	2,276,092
Daikin Industries, Ltd.	13,300	2,457,902
Daito Trust Construction Company, Ltd.	3,500	387,239
Daiwa House Industry Company, Ltd.	30,300	859,317
Daiwa House REIT Investment Corp. (C)	114	309,171
Daiwa Securities Group, Inc.	78,300	462,949
Denso Corp.	23,100	1,624,396
Dentsu Group, Inc.	11,400	454,862
Disco Corp.	1,500	424,701
East Japan Railway Company	16,000	950,540
Eisai Company, Ltd.	12,600	625,147
ENEOS Holdings, Inc.	162,000	641,486
FANUC Corp.	10,200	1,873,762
Fast Retailing Company, Ltd. (C)	3,100	1,672,169
Fuji Electric Company, Ltd.	6,800	349,871
FUJIFILM Holdings Corp.	19,200	1,220,432
Fujitsu, Ltd.	10,500	1,525,483
GLP J-REIT	224	334,434
GMO Payment Gateway, Inc.	2,200	212,801
Hakuhodo DY Holdings, Inc.	12,300	163,448
Hamamatsu Photonics KK	7,400	374,969
Hankyu Hanshin Holdings, Inc.	11,900	356,013
Hikari Tsushin, Inc.	1,100	136,689
Hino Motors, Ltd.	15,400	144,710
Hirose Electric Company, Ltd.	1,700	255,617
Hitachi Construction Machinery Company, Ltd.	5,800	141,936
Hitachi Metals, Ltd. (A)	11,000	196,081
Hitachi, Ltd.	51,700	2,556,706
Honda Motor Company, Ltd.	87,000	2,643,139
Hoshizaki Corp.	2,900	202,192
Hoya Corp.	19,700	2,566,293
Hulic Company, Ltd.	19,800	180,379
Ibiden Company, Ltd.	5,600	273,496
Idemitsu Kosan Company, Ltd.	10,697	286,750
Iida Group Holdings Company, Ltd.	8,100	150,329
Inpex Corp.	54,300	559,698
Isuzu Motors, Ltd.	31,100	420,615
Ito En, Ltd.	2,800	161,033
ITOCHU Corp.	63,300	2,062,859
Itochu Techno-Solutions Corp.	4,900	127,025
Japan Airlines Company, Ltd. (A)	7,500	148,715
Japan Exchange Group, Inc.	27,600	516,840
Japan Metropolitan Fund Investment Corp.	370	299,457
Japan Post Bank Company, Ltd.	20,500	179,874
Japan Post Holdings Company, Ltd. (A)	132,500	1,095,206

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Post Insurance Company, Ltd.	11,500	$196,406
Japan Real Estate Investment Corp.	65	347,214
Japan Tobacco, Inc.	64,000	1,177,035
JFE Holdings, Inc.	26,200	390,054
JSR Corp.	10,800	339,745
Kajima Corp.	24,200	325,695
Kakaku.com, Inc.	7,000	154,006
Kansai Paint Company, Ltd.	9,400	188,665
Kao Corp.	25,300	1,182,697
KDDI Corp.	86,000	2,798,548
Keio Corp.	5,400	220,952
Keisei Electric Railway Company, Ltd.	6,800	190,439
Keyence Corp.	10,400	4,919,209
Kikkoman Corp.	7,700	574,019
Kintetsu Group Holdings Company, Ltd. (A)	8,800	264,373
Kirin Holdings Company, Ltd.	43,700	726,532
Kobayashi Pharmaceutical Company, Ltd.	2,800	239,818
Kobe Bussan Company, Ltd.	7,300	241,702
Koei Tecmo Holdings Company, Ltd.	3,040	105,566
Koito Manufacturing Company, Ltd.	5,600	289,648
Komatsu, Ltd.	46,800	1,076,584
Konami Holdings Corp.	5,000	284,454
Kose Corp.	1,800	206,351
Kubota Corp.	54,800	983,204
Kurita Water Industries, Ltd.	5,200	214,889
Kyocera Corp.	17,200	989,912
Kyowa Kirin Company, Ltd.	14,300	365,950
Lasertec Corp.	4,000	741,491
Lawson, Inc. (C)	2,500	104,239
Lion Corp.	11,800	154,665
Lixil Corp.	14,100	314,252
M3, Inc.	23,500	884,153
Makita Corp.	12,000	427,694
Marubeni Corp.	83,200	873,321
Mazda Motor Corp. (A)	30,100	222,631
McDonald's Holdings Company Japan, Ltd.	4,100	176,293
Medipal Holdings Corp.	9,500	173,869
MEIJI Holdings Company, Ltd.	6,400	384,115
Mercari, Inc. (A)	5,500	172,260
MINEBEA MITSUMI, Inc.	19,500	428,042
MISUMI Group, Inc.	15,000	480,865
Mitsubishi Chemical Holdings Corp.	68,300	485,192
Mitsubishi Corp.	67,200	2,259,513
Mitsubishi Electric Corp.	97,600	1,180,523
Mitsubishi Estate Company, Ltd.	63,000	961,901
Mitsubishi Gas Chemical Company, Inc.	8,600	152,582
Mitsubishi HC Capital, Inc.	35,000	182,016
Mitsubishi Heavy Industries, Ltd.	17,100	504,324
Mitsubishi UFJ Financial Group, Inc.	649,100	3,984,816
Mitsui & Company, Ltd.	83,100	2,071,909
Mitsui Chemicals, Inc.	10,000	255,646
Mitsui Fudosan Company, Ltd.	48,900	1,088,321
Miura Company, Ltd.	4,700	128,816
Mizuho Financial Group, Inc.	128,490	1,693,386
MonotaRO Company, Ltd.	13,200	248,464
MS&AD Insurance Group Holdings, Inc.	24,500	829,000
Murata Manufacturing Company, Ltd.	30,600	2,079,735
NEC Corp.	13,100	566,780
Nexon Company, Ltd.	26,300	574,585
NGK Insulators, Ltd.	13,900	215,865
Nidec Corp.	23,900	2,077,713
Nihon M&A Center Holdings, Inc.	16,100	238,136
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nintendo Company, Ltd.	6,000	$3,038,713
Nippon Building Fund, Inc.	78	446,965
Nippon Express Holdings, Inc.	4,100	248,541
Nippon Paint Holdings Company, Ltd.	44,300	396,489
Nippon Prologis REIT, Inc.	108	317,525
Nippon Sanso Holdings Corp.	8,100	158,306
Nippon Shinyaku Company, Ltd.	2,600	169,338
Nippon Steel Corp.	45,600	834,889
Nippon Telegraph & Telephone Corp.	68,500	1,968,751
Nippon Yusen KK (C)	8,600	805,742
Nissan Chemical Corp.	6,500	369,462
Nissan Motor Company, Ltd. (A)	123,500	588,995
Nisshin Seifun Group, Inc.	10,200	144,779
Nissin Foods Holdings Company, Ltd.	3,300	263,661
Nitori Holdings Company, Ltd.	4,300	647,056
Nitto Denko Corp.	7,600	554,636
Nomura Holdings, Inc.	166,500	759,753
Nomura Real Estate Holdings, Inc.	6,300	156,861
Nomura Real Estate Master Fund, Inc.	224	295,403
Nomura Research Institute, Ltd.	17,800	624,830
NTT Data Corp.	33,400	634,404
Obayashi Corp.	35,000	293,055
Obic Company, Ltd.	3,700	595,086
Odakyu Electric Railway Company, Ltd.	15,400	254,077
Oji Holdings Corp.	43,200	220,715
Olympus Corp.	58,800	1,194,256
Omron Corp.	9,900	673,680
Ono Pharmaceutical Company, Ltd.	19,700	485,014
Open House Group Company, Ltd.	4,400	200,064
Oracle Corp. Japan	2,000	142,851
Oriental Land Company, Ltd.	10,700	1,978,053
ORIX Corp.	65,500	1,298,415
Orix JREIT, Inc. (C)	138	193,065
Osaka Gas Company, Ltd.	19,200	351,385
Otsuka Corp.	5,900	229,177
Otsuka Holdings Company, Ltd.	20,800	717,064
Pan Pacific International Holdings Corp.	21,900	358,460
Panasonic Corp.	117,900	1,231,266
Persol Holdings Company, Ltd.	9,300	208,336
Pola Orbis Holdings, Inc.	4,700	74,038
Rakuten Group, Inc.	45,700	388,479
Recruit Holdings Company, Ltd.	72,300	3,051,797
Renesas Electronics Corp. (A)	67,300	792,841
Resona Holdings, Inc.	110,700	495,083
Ricoh Company, Ltd.	35,500	302,844
Rinnai Corp.	1,900	156,307
Rohm Company, Ltd.	4,800	382,817
Ryohin Keikaku Company, Ltd. (C)	13,400	197,351
Santen Pharmaceutical Company, Ltd.	18,900	215,405
SBI Holdings, Inc.	13,300	348,884
SCSK Corp.	8,100	138,676
Secom Company, Ltd.	11,200	822,600
Seiko Epson Corp.	14,800	227,630
Sekisui Chemical Company, Ltd.	20,000	327,519
Sekisui House, Ltd.	32,900	670,769
Seven & i Holdings Company, Ltd. (C)	40,100	1,951,177
SG Holdings Company, Ltd.	17,000	360,318
Sharp Corp. (C)	11,400	107,799
Shimadzu Corp.	12,600	453,813
Shimano, Inc.	3,900	908,184
Shimizu Corp.	29,400	194,603
Shin-Etsu Chemical Company, Ltd.	18,900	2,951,955
Shionogi & Company, Ltd.	14,100	937,543
Shiseido Company, Ltd.	21,300	1,222,324

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SMC Corp.	3,100	$1,851,845
SoftBank Corp.	152,400	1,925,481
SoftBank Group Corp.	64,400	2,890,016
Sohgo Security Services Company, Ltd.	3,700	133,585
Sompo Holdings, Inc.	17,300	751,133
Sony Group Corp.	67,200	6,865,972
Square Enix Holdings Company, Ltd.	4,500	219,459
Stanley Electric Company, Ltd.	7,000	166,339
Subaru Corp.	32,800	537,946
SUMCO Corp.	17,900	298,734
Sumitomo Chemical Company, Ltd.	80,000	381,938
Sumitomo Corp.	59,800	975,674
Sumitomo Dainippon Pharma Company, Ltd.	9,600	105,357
Sumitomo Electric Industries, Ltd.	40,300	534,987
Sumitomo Metal Mining Company, Ltd.	13,100	653,461
Sumitomo Mitsui Financial Group, Inc.	69,200	2,453,990
Sumitomo Mitsui Trust Holdings, Inc.	18,000	639,576
Sumitomo Realty & Development Company, Ltd.	16,500	485,403
Suntory Beverage & Food, Ltd.	7,300	290,898
Suzuki Motor Corp.	19,600	780,432
Sysmex Corp.	8,900	712,450
T&D Holdings, Inc.	30,000	435,704
Taisei Corp.	10,200	339,165
Taisho Pharmaceutical Holdings Company, Ltd.	1,900	94,316
Takeda Pharmaceutical Company, Ltd.	84,096	2,564,113
TDK Corp.	20,800	841,843
Terumo Corp.	34,400	1,117,256
The Chiba Bank, Ltd.	28,500	179,149
The Kansai Electric Power Company, Inc.	36,900	372,054
The Shizuoka Bank, Ltd.	23,100	170,782
TIS, Inc.	11,700	276,923
Tobu Railway Company, Ltd.	9,700	238,432
Toho Company, Ltd. (C)	5,800	241,892
Tokio Marine Holdings, Inc.	33,900	1,928,946
Tokyo Century Corp.	2,000	87,683
Tokyo Electric Power Company Holdings, Inc. (A)	81,500	255,828
Tokyo Electron, Ltd.	8,000	3,926,221
Tokyo Gas Company, Ltd.	19,700	401,256
Tokyu Corp.	26,200	349,413
Toppan, Inc.	14,000	275,860
Toray Industries, Inc.	74,400	424,281
Toshiba Corp. (C)	21,800	869,162
Tosoh Corp.	14,300	221,909
TOTO, Ltd.	7,500	315,726
Toyo Suisan Kaisha, Ltd.	4,600	193,370
Toyota Industries Corp.	7,900	600,883
Toyota Motor Corp.	564,800	10,333,689
Toyota Tsusho Corp.	11,400	473,271
Trend Micro, Inc.	7,000	391,066
Tsuruha Holdings, Inc.	2,100	168,829
Unicharm Corp.	21,400	806,656
USS Company, Ltd.	11,400	189,378
Welcia Holdings Company, Ltd.	4,800	128,003
West Japan Railway Company	11,400	491,840
Yakult Honsha Company, Ltd.	6,800	369,028
Yamaha Corp.	7,200	337,814
Yamaha Motor Company, Ltd.	16,000	359,674
Yamato Holdings Company, Ltd.	15,600	306,365
Yaskawa Electric Corp. (C)	12,800	512,471
Yokogawa Electric Corp.	12,200	196,839
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Z Holdings Corp.	142,800	$698,984
ZOZO, Inc.	6,600	187,938
		195,162,937
Jordan - 0.0%
Hikma Pharmaceuticals PLC	9,289	258,607
Luxembourg - 0.2%
ArcelorMittal SA	43,749	1,357,475
Aroundtown SA	53,111	327,491
Eurofins Scientific SE	8,658	878,597
Reinet Investments SCA	8,487	174,786
Tenaris SA	48,082	619,647
		3,357,996
Macau - 0.0%
Sands China, Ltd. (A)	126,800	334,433
Malaysia - 0.4%
AMMB Holdings BHD (A)	97,800	78,435
Axiata Group BHD	157,000	147,010
CIMB Group Holdings BHD	375,300	511,232
Dialog Group BHD	226,500	152,596
DiGi.Com BHD	173,000	167,249
Fraser & Neave Holdings BHD	7,100	38,261
Genting BHD	121,800	135,010
Genting Malaysia BHD	168,900	120,885
HAP Seng Consolidated BHD	35,700	64,436
Hartalega Holdings BHD	98,900	108,709
Hong Leong Bank BHD	39,000	186,711
Hong Leong Financial Group BHD	13,300	61,277
IHH Healthcare BHD	101,100	158,613
Inari Amertron BHD	172,300	133,407
IOI Corp. BHD	144,500	158,777
Kuala Lumpur Kepong BHD	25,000	154,718
Malayan Banking BHD	268,000	559,975
Malaysia Airports Holdings BHD (A)	58,000	85,126
Maxis BHD	133,500	127,992
MISC BHD	75,800	132,949
Nestle Malaysia BHD	3,300	105,457
Petronas Chemicals Group BHD	138,100	314,647
Petronas Dagangan BHD	15,300	78,607
Petronas Gas BHD	43,900	182,246
PPB Group BHD	38,200	163,263
Press Metal Aluminium Holdings BHD	183,900	299,799
Public Bank BHD	839,800	891,906
QL Resources BHD	61,450	72,360
RHB Bank BHD	104,200	146,849
Sime Darby BHD	161,500	87,459
Sime Darby Plantation BHD	100,200	117,558
Telekom Malaysia BHD	65,900	79,422
Tenaga Nasional BHD	131,600	287,676
Top Glove Corp. BHD	307,900	150,270
Westports Holdings BHD	56,900	53,033
		6,313,920
Mexico - 1.0%
Alfa SAB de CV, Class A	298,200	220,727
America Movil SAB de CV, Series L	3,465,500	3,150,608
Arca Continental SAB de CV	44,700	294,639
Becle SAB de CV	54,800	137,154
Cemex SAB de CV, Series CPO (A)	1,528,648	785,185
Coca-Cola Femsa SAB de CV	53,180	294,449
Fibra Uno Administracion SA de CV	319,000	357,611
Fomento Economico Mexicano SAB de CV	196,400	1,578,124
Gruma SAB de CV, Class B	21,545	291,759

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (A)	36,900	$540,429
Grupo Aeroportuario del Sureste SAB de CV, B Shares	21,050	453,170
Grupo Bimbo SAB de CV, Series A	157,100	486,311
Grupo Carso SAB de CV, Series A1	45,400	137,568
Grupo Financiero Banorte SAB de CV, Series O	261,100	1,771,900
Grupo Financiero Inbursa SAB de CV, Series O (A)	224,900	367,531
Grupo Mexico SAB de CV, Series B	314,200	1,604,980
Grupo Televisa SAB, Series CPO	243,000	519,791
Industrias Penoles SAB de CV	13,585	170,660
Kimberly-Clark de Mexico SAB de CV, Class A	152,300	212,897
Megacable Holdings SAB de CV, Series CPO	31,300	92,077
Orbia Advance Corp. SAB de CV	106,535	272,150
Promotora y Operadora de Infraestructura SAB de CV	23,740	186,607
Telesites SAB de CV (C)	131,700	146,869
Wal-Mart de Mexico SAB de CV	528,900	2,014,267
		16,087,463
Netherlands - 2.9%
ABN AMRO Bank NV (B)	23,259	309,513
Adyen NV (A)(B)	1,105	2,303,127
Aegon NV	104,558	516,496
Akzo Nobel NV	10,526	1,001,469
Argenx SE (A)	2,804	811,881
ASM International NV	2,625	847,792
ASML Holding NV	23,078	15,439,768
Euronext NV (B)	5,652	510,215
EXOR NV	11,195	848,198
Heineken Holding NV	6,369	520,151
Heineken NV	14,476	1,468,428
IMCD NV	3,170	514,940
ING Groep NV	216,947	2,533,621
JDE Peet's NV (C)	5,615	184,337
Just Eat Takeaway.com NV (A)(B)	10,059	407,110
Koninklijke Ahold Delhaize NV	58,253	1,791,997
Koninklijke DSM NV	9,750	1,830,704
Koninklijke KPN NV	186,178	637,128
Koninklijke Philips NV	51,401	1,755,794
NN Group NV	15,710	754,002
Prosus NV (A)	52,129	3,236,260
QIAGEN NV (A)	12,185	612,205
Randstad NV	6,684	455,507
Stellantis NV	208,529	3,789,374
Universal Music Group NV	40,297	920,085
Wolters Kluwer NV	14,823	1,510,316
		45,510,418
New Zealand - 0.2%
Auckland International Airport, Ltd. (A)	114,287	553,380
Fisher & Paykel Healthcare Corp., Ltd.	52,289	982,614
Mercury NZ, Ltd.	61,584	239,888
Meridian Energy, Ltd.	116,440	395,324
Ryman Healthcare, Ltd.	39,527	268,858
Spark New Zealand, Ltd.	170,630	523,885
Xero, Ltd. (A)	6,982	480,069
		3,444,018
Norway - 0.6%
Adevinta ASA (A)	19,071	204,304
Aker BP ASA	9,096	284,892
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
DNB Bank ASA	69,167	$1,548,530
Equinor ASA	72,155	2,268,230
Gjensidige Forsikring ASA	15,483	382,967
Mowi ASA (C)	32,633	840,261
Norsk Hydro ASA	99,499	944,851
Orkla ASA	56,220	526,633
Schibsted ASA, B Shares	6,651	172,655
Schibsted ASA, Class A	6,035	173,434
Telenor ASA	51,561	762,877
Yara International ASA	12,206	621,650
		8,731,284
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR (A)	20,400	201,960
Credicorp, Ltd.	6,553	991,141
Southern Copper Corp.	8,300	575,937
		1,769,038
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	106,060	123,864
AC Energy Corp.	403,600	67,063
Ayala Corp.	15,280	253,361
Ayala Land, Inc.	442,280	337,166
Bank of the Philippine Islands	100,330	196,086
BDO Unibank, Inc.	106,710	270,421
Globe Telecom, Inc.	1,445	72,607
GT Capital Holdings, Inc.	5,373	60,848
International Container Terminal Services, Inc.	55,140	227,257
JG Summit Holdings, Inc.	163,042	192,577
Jollibee Foods Corp.	23,630	111,130
Manila Electric Company	11,900	85,629
Metro Pacific Investments Corp.	666,700	50,449
Metropolitan Bank & Trust Company	100,349	111,959
Monde Nissin Corp. (A)(B)	245,100	79,323
PLDT, Inc.	4,125	144,778
SM Investments Corp.	13,275	230,940
SM Prime Holdings, Inc.	548,900	428,412
Universal Robina Corp.	48,510	113,694
		3,157,564
Poland - 0.2%
Allegro.eu SA (A)(B)	22,037	164,233
Bank Polska Kasa Opieki SA	11,049	303,119
CD Projekt SA	4,267	169,484
Cyfrowy Polsat SA	15,470	100,152
Dino Polska SA (A)(B)	2,954	207,716
InPost SA (A)	11,167	68,963
KGHM Polska Miedz SA	8,658	339,974
LPP SA	68	139,852
mBank SA (A)	912	89,132
Orange Polska SA (A)	39,239	72,922
PGE Polska Grupa Energetyczna SA (A)	52,071	101,009
Polski Koncern Naftowy ORLEN SA	18,558	313,479
Polskie Gornictwo Naftowe i Gazownictwo SA	109,633	144,486
Powszechna Kasa Oszczednosci Bank Polski SA (A)	53,525	514,404
Powszechny Zaklad Ubezpieczen SA	38,518	288,987
Santander Bank Polska SA	2,115	158,425
		3,176,337
Portugal - 0.1%
EDP - Energias de Portugal SA	145,877	712,240
Galp Energia SGPS SA	25,691	284,382

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Portugal (continued)
Jeronimo Martins SGPS SA	14,552	$317,259
		1,313,881
Romania - 0.0%
NEPI Rockcastle PLC	24,835	158,723
Singapore - 0.7%
Ascendas Real Estate Investment Trust	173,600	355,957
BOC Aviation, Ltd. (B)	12,500	108,663
CapitaLand Integrated Commercial Trust	251,268	393,239
CapitaLand Investment, Ltd. (A)	136,000	372,676
City Developments, Ltd.	20,000	105,830
DBS Group Holdings, Ltd.	94,100	2,365,689
Genting Singapore, Ltd.	320,800	183,392
Jardine Cycle & Carriage, Ltd.	600	9,690
JOYY, Inc., ADR	3,400	157,386
Keppel Corp., Ltd.	75,900	337,903
Mapletree Commercial Trust	111,400	149,390
Mapletree Logistics Trust	159,500	207,371
Oversea-Chinese Banking Corp., Ltd.	179,000	1,551,111
Sea, Ltd., ADR (A)	7,200	1,048,320
Singapore Airlines, Ltd. (A)	68,500	259,374
Singapore Exchange, Ltd.	42,200	292,775
Singapore Technologies Engineering, Ltd.	80,600	228,414
Singapore Telecommunications, Ltd.	431,160	808,761
United Overseas Bank, Ltd.	62,000	1,377,974
UOL Group, Ltd.	23,600	122,306
Venture Corp., Ltd.	14,600	190,448
Wilmar International, Ltd.	101,600	330,203
		10,956,872
South Africa - 1.0%
Absa Group, Ltd.	43,112	495,645
African Rainbow Minerals, Ltd.	6,782	121,046
Anglo American Platinum, Ltd.	3,090	481,830
AngloGold Ashanti, Ltd.	24,345	569,598
Aspen Pharmacare Holdings, Ltd.	23,062	302,099
Bid Corp., Ltd.	19,790	402,617
Capitec Bank Holdings, Ltd.	4,769	643,876
Clicks Group, Ltd.	14,227	276,141
Discovery, Ltd. (A)	26,790	274,357
Exxaro Resources, Ltd.	14,683	189,393
FirstRand, Ltd.	300,815	1,295,206
Gold Fields, Ltd.	51,769	720,820
Growthpoint Properties, Ltd.	199,607	174,119
Harmony Gold Mining Company, Ltd.	31,594	134,925
Impala Platinum Holdings, Ltd.	48,243	920,206
Kumba Iron Ore, Ltd.	3,767	148,905
Mr. Price Group, Ltd.	15,047	205,234
MTN Group, Ltd. (A)	100,592	1,255,645
MultiChoice Group	21,869	179,429
Naspers, Ltd., N Shares	12,953	1,631,180
Nedbank Group, Ltd.	27,238	387,809
Northam Platinum Holdings, Ltd. (A)	20,845	334,888
Old Mutual, Ltd.	286,191	234,967
Pepkor Holdings, Ltd. (B)	76,424	109,168
Rand Merchant Investment Holdings, Ltd.	48,580	152,273
Remgro, Ltd.	31,454	286,024
Sanlam, Ltd.	115,001	484,630
Sasol, Ltd. (A)	33,587	770,652
Shoprite Holdings, Ltd.	29,556	440,866
Sibanye Stillwater, Ltd.	162,659	767,365
Standard Bank Group, Ltd.	77,749	823,830
The Bidvest Group, Ltd.	17,032	233,361
The SPAR Group, Ltd.	11,157	119,029
Tiger Brands, Ltd.	10,017	106,301
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Vodacom Group, Ltd.	37,732	$362,985
Woolworths Holdings, Ltd.	57,805	190,334
		16,226,753
South Korea - 3.5%
Alteogen, Inc. (A)	1,769	79,677
Amorepacific Corp.	2,037	314,433
AMOREPACIFIC Group	1,861	76,034
BGF retail Company, Ltd.	473	67,008
Celltrion Healthcare Company, Ltd.	5,515	293,354
Celltrion Pharm, Inc. (A)	1,081	79,564
Celltrion, Inc.	6,236	832,442
Cheil Worldwide, Inc.	4,259	80,077
CJ CheilJedang Corp.	532	168,514
CJ Corp.	954	67,205
CJ ENM Company, Ltd.	685	74,750
CJ Logistics Corp. (A)	567	58,788
Coway Company, Ltd.	3,496	209,966
DB Insurance Company, Ltd.	3,127	160,988
Doosan Bobcat, Inc.	3,288	105,528
Doosan Heavy Industries & Construction Company, Ltd. (A)	21,997	385,687
Douzone Bizon Company, Ltd.	1,255	50,823
Ecopro BM Company, Ltd.	693	219,301
E-MART, Inc.	1,277	139,262
F&F Company, Ltd. (A)	216	161,447
Green Cross Corp.	379	57,668
GS Engineering & Construction Corp.	4,182	150,297
GS Holdings Corp.	3,039	101,621
Hana Financial Group, Inc.	19,105	776,195
Hankook Tire & Technology Company, Ltd.	4,860	143,191
Hanmi Pharm Company, Ltd. (A)	429	95,024
Hanon Systems	11,785	114,129
HLB, Inc. (A)	5,710	149,610
HMM Company, Ltd. (A)	16,702	404,577
Hotel Shilla Company, Ltd.	1,930	130,443
HYBE Company, Ltd. (A)	1,050	255,135
Hyundai Engineering & Construction Company, Ltd.	5,062	184,420
Hyundai Glovis Company, Ltd.	1,215	179,231
Hyundai Heavy Industries Holdings Company, Ltd.	2,902	124,958
Hyundai Mobis Company, Ltd.	4,233	794,814
Hyundai Motor Company	8,803	1,295,333
Hyundai Steel Company	5,593	186,532
Iljin Materials Company, Ltd.	1,470	112,524
Industrial Bank of Korea	17,611	158,209
Kakao Corp.	19,683	1,558,831
Kakao Games Corp. (A)	1,892	117,553
KakaoBank Corp. (A)	6,008	242,565
Kangwon Land, Inc. (A)	6,161	137,033
KB Financial Group, Inc.	25,157	1,241,107
Kia Corp.	16,710	1,035,943
Korea Aerospace Industries, Ltd. (A)	4,658	144,919
Korea Electric Power Corp.	15,844	307,046
Korea Investment Holdings Company, Ltd. (A)	2,833	188,211
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	2,442	181,040
Korea Zinc Company, Ltd.	537	246,290
Korean Air Lines Company, Ltd. (A)	11,049	272,213
Krafton, Inc. (A)	1,391	345,086
KT&G Corp.	7,440	494,586

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Kumho Petrochemical Company, Ltd. (A)	1,187	$160,139
L&F Company, Ltd.	1,422	233,970
LG Chem, Ltd.	2,905	1,378,552
LG Corp.	5,582	350,830
LG Display Company, Ltd.	14,934	234,858
LG Electronics, Inc.	6,768	706,555
LG Energy Solution (A)	1,336	457,797
LG Household & Health Care, Ltd.	598	474,479
LG Innotek Company, Ltd.	900	248,447
LG Uplus Corp.	13,463	147,882
Lotte Chemical Corp.	1,107	204,020
Lotte Shopping Company, Ltd.	699	49,946
Meritz Securities Company, Ltd.	19,955	97,719
Mirae Asset Securities Company, Ltd.	19,952	147,234
NAVER Corp.	7,789	2,075,437
NCSoft Corp.	1,042	386,004
Netmarble Corp. (B)	1,347	115,745
NH Investment & Securities Company, Ltd. (A)	11,092	107,337
Orion Corp.	1,473	112,720
Pan Ocean Company, Ltd.	17,288	95,402
Pearl Abyss Corp. (A)	1,868	149,819
POSCO	4,715	1,121,811
POSCO Chemical Company, Ltd.	1,964	188,130
S-1 Corp.	1,019	59,319
Samsung Biologics Company, Ltd. (A)(B)	1,045	679,828
Samsung C&T Corp.	5,391	497,889
Samsung Electro-Mechanics Company, Ltd.	3,572	499,395
Samsung Electronics Company, Ltd.	301,719	18,179,596
Samsung Engineering Company, Ltd. (A)	9,968	194,726
Samsung Fire & Marine Insurance Company, Ltd.	2,040	324,402
Samsung Heavy Industries Company, Ltd. (A)	38,978	190,009
Samsung Life Insurance Company, Ltd.	4,720	235,998
Samsung SDI Company, Ltd.	3,483	1,605,107
Samsung SDS Company, Ltd.	2,211	259,567
Samsung Securities Company, Ltd.	4,517	160,091
SD Biosensor, Inc.	2,313	105,453
Seegene, Inc.	2,329	99,821
Shin Poong Pharmaceutical Company, Ltd. (A)	2,049	59,846
Shinhan Financial Group Company, Ltd.	27,818	905,080
SK Biopharmaceuticals Company, Ltd. (A)	1,726	122,512
SK Bioscience Company, Ltd. (A)	1,457	178,422
SK Chemicals Company, Ltd.	735	77,210
SK Hynix, Inc.	34,556	3,602,619
SK IE Technology Company, Ltd. (A)(B)	1,141	118,501
SK Innovation Company, Ltd. (A)	3,211	542,069
SK Square Company, Ltd. (A)	1,135	52,674
SK Telecom Company, Ltd.	1,658	75,660
SK, Inc.	2,661	508,277
SKC Company, Ltd.	1,331	154,787
S-Oil Corp.	2,813	200,340
Woori Financial Group, Inc.	32,222	385,427
Yuhan Corp.	3,263	158,543
		55,029,183
Spain - 1.4%
ACS Actividades de Construccion y Servicios SA	14,420	350,415
Aena SME SA (A)(B)	4,262	695,582
Amadeus IT Group SA (A)	25,683	1,694,481
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	379,785	$2,253,545
Banco Santander SA	986,611	3,285,439
CaixaBank SA (C)	250,558	822,981
Cellnex Telecom SA (A)(B)	29,014	1,312,371
EDP Renovaveis SA	15,183	369,057
Enagas SA	13,661	288,707
Endesa SA	18,006	395,798
Ferrovial SA	27,581	751,424
Grifols SA	17,201	326,134
Iberdrola SA	332,556	3,773,051
Industria de Diseno Textil SA	62,388	1,627,443
Mapfre SA	5,828	11,440
Naturgy Energy Group SA	10,820	290,297
Red Electrica Corp. SA	24,079	477,017
Repsol SA	82,631	1,072,226
Siemens Gamesa Renewable Energy SA (A)	13,633	313,693
Telefonica SA	300,970	1,437,412
		21,548,513
Sweden - 1.9%
Alfa Laval AB	17,535	568,676
Assa Abloy AB, B Shares	55,818	1,465,095
Atlas Copco AB, A Shares	37,492	1,922,744
Atlas Copco AB, B Shares	21,627	977,221
Boliden AB	15,118	672,456
Electrolux AB, Series B	12,666	226,787
Embracer Group AB (A)(C)	30,785	264,263
Epiroc AB, A Shares	36,438	684,694
Epiroc AB, B Shares	21,948	355,785
EQT AB	16,573	554,699
Essity AB, B Shares	33,927	873,143
Evolution AB (B)	9,582	1,098,664
Fastighets AB Balder, B Shares (A)	5,817	362,627
Getinge AB, B Shares	12,687	492,440
Hennes & Mauritz AB, B Shares (C)	40,646	678,345
Hexagon AB, B Shares	109,872	1,484,336
Husqvarna AB, B Shares	23,200	279,423
ICA Gruppen AB (D)	6,365	360,176
Industrivarden AB, A Shares	8,055	222,439
Industrivarden AB, C Shares	8,450	229,035
Investment AB Latour, B Shares	8,207	226,701
Investor AB, A Shares	26,360	582,885
Investor AB, B Shares	103,610	2,109,756
Kinnevik AB, B Shares (A)	13,671	348,068
L.E. Lundbergforetagen AB, B Shares	4,307	207,973
Lifco AB, B Shares	12,931	293,942
Lundin Energy AB	10,864	400,872
Nibe Industrier AB, B Shares	79,536	708,011
Sagax AB, B Shares	8,876	241,351
Sandvik AB	62,937	1,356,452
Securitas AB, B Shares	17,542	212,379
Sinch AB (A)(B)(C)	29,108	245,538
Skandinaviska Enskilda Banken AB, A Shares	90,872	1,046,879
Skanska AB, B Shares	19,044	431,029
SKF AB, B Shares	21,523	397,405
Svenska Cellulosa AB SCA, B Shares	33,533	547,109
Svenska Handelsbanken AB, A Shares	79,799	758,634
Swedbank AB, A Shares	49,754	803,879
Swedish Match AB	87,084	633,078
Tele2 AB, B Shares	27,173	360,074
Telefonaktiebolaget LM Ericsson, B Shares	162,492	1,495,235
Telia Company AB	144,061	535,644

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Volvo AB, A Shares	7,336	$143,357
Volvo AB, B Shares	84,091	1,617,396
		29,476,695
Switzerland - 6.3%
ABB, Ltd.	93,098	3,146,052
Adecco Group AG	8,759	413,676
Alcon, Inc.	28,365	2,191,412
Bachem Holding AG, Class B	349	207,699
Baloise Holding AG	2,869	481,253
Barry Callebaut AG	197	454,412
Chocoladefabriken Lindt & Spruengli AG	6	673,469
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	60	636,462
Cie Financiere Richemont SA, A Shares	29,608	3,964,705
Clariant AG (A)	12,102	218,475
Coca-Cola HBC AG	10,730	272,614
Credit Suisse Group AG	152,013	1,273,429
EMS-Chemie Holding AG	386	381,805
Geberit AG	2,009	1,314,243
Givaudan SA	522	2,179,562
Glencore PLC (A)	535,745	3,150,203
Holcim, Ltd. (A)	29,777	1,498,916
Julius Baer Group, Ltd.	12,802	749,640
Kuehne + Nagel International AG	3,049	831,509
Logitech International SA	9,783	732,051
Lonza Group AG	4,224	2,922,595
Nestle SA	159,637	20,800,022
Novartis AG	124,372	10,931,237
Partners Group Holding AG	1,297	1,753,270
Roche Holding AG	39,888	15,106,927
Roche Holding AG, Bearer Shares	1,765	736,728
Schindler Holding AG	992	222,358
Schindler Holding AG, Participation Certificates	2,435	558,699
SGS SA	332	949,969
Sika AG	8,035	2,666,294
Sonova Holding AG	3,103	1,201,464
STMicroelectronics NV	44,470	1,866,767
Straumann Holding AG	586	930,840
Swiss Life Holding AG	1,857	1,133,099
Swiss Prime Site AG	4,191	410,691
Swiss Re AG	17,425	1,665,059
Swisscom AG	1,447	866,771
Temenos AG	3,780	379,945
The Swatch Group AG	2,056	121,803
The Swatch Group AG, Bearer Shares	1,802	554,144
UBS Group AG	200,545	3,689,380
VAT Group AG (B)	1,519	574,023
Vifor Pharma AG	2,758	484,110
Zurich Insurance Group AG	8,672	3,980,414
		99,278,196
Taiwan - 4.8%
Accton Technology Corp.	32,000	290,194
Acer, Inc.	181,000	187,847
Advantech Company, Ltd.	24,265	319,534
ASE Technology Holding Company, Ltd.	209,000	755,391
Asia Cement Corp.	137,000	221,427
ASMedia Technology, Inc.	2,000	123,817
Asustek Computer, Inc.	45,000	600,322
AU Optronics Corp.	516,000	386,317
Catcher Technology Company, Ltd.	44,000	225,844
Cathay Financial Holding Company, Ltd.	506,000	1,137,810
Chailease Holding Company, Ltd.	82,439	748,176
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Chang Hwa Commercial Bank, Ltd.	261,893	$166,272
Cheng Shin Rubber Industry Company, Ltd.	109,000	139,444
China Development Financial Holding Corp.	958,548	656,428
China Steel Corp.	741,000	963,563
Chunghwa Telecom Company, Ltd.	238,000	1,057,819
Compal Electronics, Inc.	263,000	239,596
CTBC Financial Holding Company, Ltd.	1,160,000	1,133,875
Delta Electronics, Inc.	123,000	1,096,190
E.Sun Financial Holding Company, Ltd.	746,491	789,081
Eclat Textile Company, Ltd.	12,340	255,786
eMemory Technology, Inc.	4,000	269,949
Evergreen Marine Corp. Taiwan, Ltd.	159,900	839,996
Far Eastern New Century Corp.	181,000	191,868
Far EasTone Telecommunications Company, Ltd.	94,000	232,493
Feng TAY Enterprise Company, Ltd.	26,920	200,671
First Financial Holding Company, Ltd.	637,291	586,778
Formosa Chemicals & Fibre Corp.	222,000	629,386
Formosa Petrochemical Corp.	69,000	242,713
Formosa Plastics Corp.	242,000	913,796
Foxconn Technology Company, Ltd.	58,000	133,502
Fubon Financial Holding Company, Ltd.	480,100	1,296,301
Giant Manufacturing Company, Ltd.	19,000	197,254
Globalwafers Company, Ltd.	14,000	346,534
Hiwin Technologies Corp.	17,742	169,393
Hon Hai Precision Industry Company, Ltd.	786,800	2,922,616
Hotai Motor Company, Ltd.	19,000	430,187
Hua Nan Financial Holdings Company, Ltd.	518,896	411,449
Innolux Corp.	598,000	363,891
Inventec Corp.	165,000	152,377
Largan Precision Company, Ltd.	6,000	436,037
Lite-On Technology Corp.	133,000	327,031
MediaTek, Inc.	95,000	3,754,005
Mega Financial Holding Company, Ltd.	680,000	916,369
Micro-Star International Company, Ltd.	43,000	242,382
momo.com, Inc.	3,000	106,797
Nan Ya Plastics Corp.	325,000	1,025,050
Nan Ya Printed Circuit Board Corp.	14,000	268,095
Nanya Technology Corp.	79,000	221,232
Nien Made Enterprise Company, Ltd.	10,000	129,638
Novatek Microelectronics Corp.	37,000	613,403
Oneness Biotech Company, Ltd. (A)	14,000	124,100
Pegatron Corp.	126,000	312,298
Pou Chen Corp.	150,000	172,982
President Chain Store Corp.	35,000	327,058
Quanta Computer, Inc.	170,000	568,463
Realtek Semiconductor Corp.	29,000	478,151
Ruentex Development Company, Ltd.	71,976	185,844
Shin Kong Financial Holding Company, Ltd.	766,988	311,040
SinoPac Financial Holdings Company, Ltd.	629,601	386,614
Synnex Technology International Corp.	83,000	214,884
Taishin Financial Holding Company, Ltd.	637,651	446,882
Taiwan Cement Corp.	325,988	553,405
Taiwan Cooperative Financial Holding Company, Ltd.	581,059	551,242
Taiwan High Speed Rail Corp.	114,000	120,654
Taiwan Mobile Company, Ltd.	101,000	373,487
Taiwan Semiconductor Manufacturing Company, Ltd.	1,549,816	33,320,359

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
The Shanghai Commercial & Savings Bank, Ltd.	220,000	$362,394
Unimicron Technology Corp.	76,000	706,633
Uni-President Enterprises Corp.	301,000	724,174
United Microelectronics Corp.	745,000	1,403,842
Vanguard International Semiconductor Corp.	57,000	258,687
Voltronic Power Technology Corp.	4,000	207,733
Wan Hai Lines, Ltd.	38,300	260,879
Win Semiconductors Corp.	21,000	229,902
Winbond Electronics Corp.	189,000	227,611
Wistron Corp.	173,040	182,361
Wiwynn Corp.	5,000	178,578
WPG Holdings, Ltd.	97,960	195,500
Yageo Corp.	27,556	452,105
Yang Ming Marine Transport Corp. (A)	110,000	464,915
Yuanta Financial Holding Company, Ltd.	614,480	548,911
Zhen Ding Technology Holding, Ltd.	43,000	142,622
		75,060,236
Thailand - 0.6%
Advanced Info Service PCL, NVDR	78,700	553,995
Airports of Thailand PCL, NVDR (A)	285,900	564,862
Asset World Corp. PCL, NVDR (A)	515,600	75,959
B. Grimm Power PCL, NVDR	50,700	53,791
Bangkok Commercial Asset Management PCL, NVDR	117,600	79,170
Bangkok Dusit Medical Services PCL, NVDR	634,100	461,031
Bangkok Expressway & Metro PCL, NVDR	495,000	135,344
Berli Jucker PCL, NVDR	80,700	82,981
BTS Group Holdings PCL, NVDR	513,700	149,744
Bumrungrad Hospital PCL, NVDR	31,200	147,024
Carabao Group PCL, NVDR	19,800	64,824
Central Pattana PCL, NVDR	134,600	228,892
Central Retail Corp. PCL, NVDR	119,358	140,347
Charoen Pokphand Foods PCL, NVDR	261,100	202,304
CP ALL PCL, NVDR	387,000	808,527
Delta Electronics Thailand PCL, NVDR	20,800	260,422
Electricity Generating PCL, NVDR	17,600	96,947
Energy Absolute PCL, NVDR	98,400	287,588
Global Power Synergy PCL, NVDR	46,400	107,109
Gulf Energy Development PCL, NVDR	191,900	298,353
Home Product Center PCL, NVDR	388,300	181,833
Indorama Ventures PCL, NVDR	113,000	156,556
Intouch Holdings PCL, NVDR	74,800	173,936
Krung Thai Bank PCL, NVDR	251,200	108,073
Krungthai Card PCL, NVDR	60,400	117,539
Land & Houses PCL, NVDR	558,900	164,597
Minor International PCL, NVDR (A)	204,000	193,198
Muangthai Capital PCL, NVDR	49,800	78,875
Osotspa PCL, NVDR	72,400	78,371
PTT Exploration & Production PCL, NVDR	91,900	386,922
PTT Global Chemical PCL, NVDR	153,800	250,643
PTT Oil & Retail Business PCL, NVDR	196,900	156,025
PTT PCL, NVDR	666,500	811,310
Ratch Group PCL, NVDR	53,800	75,870
SCG Packaging PCL, NVDR	86,400	162,511
Sri Trang Gloves Thailand PCL, NVDR	67,800	53,561
Srisawad Corp. PCL, NVDR	50,900	90,364
Thai Oil PCL, NVDR	69,800	116,034
Thai Union Group PCL, NVDR	191,100	119,514
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
The Siam Cement PCL, NVDR	52,300	$629,412
The Siam Commercial Bank PCL, NVDR	56,900	219,876
True Corp. PCL, NVDR	758,200	116,548
		9,240,782
Turkey - 0.1%
Akbank TAS	155,234	79,236
Aselsan Elektronik Sanayi Ve Ticaret AS	34,500	55,759
BIM Birlesik Magazalar AS	21,306	112,715
Eregli Demir ve Celik Fabrikalari TAS	67,615	152,175
Ford Otomotiv Sanayi AS	3,266	63,663
KOC Holding AS	35,950	82,323
Turkcell Iletisim Hizmetleri AS	58,711	87,296
Turkiye Garanti Bankasi AS	116,685	93,519
Turkiye Is Bankasi AS, Class C	85,183	49,323
Turkiye Petrol Rafinerileri AS (A)	5,597	78,117
Turkiye Sise ve Cam Fabrikalari AS	69,980	62,535
		916,661
United Arab Emirates - 0.0%
NMC Health PLC (A)	5,577	112
United Kingdom - 8.2%
3i Group PLC	53,417	951,582
abrdn PLC	124,448	344,938
Admiral Group PLC	10,509	418,635
Anglo American PLC	69,410	3,523,393
Ashtead Group PLC	24,083	1,564,967
Associated British Foods PLC	19,186	490,894
AstraZeneca PLC	83,243	10,117,940
Auto Trader Group PLC (B)	50,504	446,663
AVEVA Group PLC	6,415	212,426
Aviva PLC	217,415	1,218,265
BAE Systems PLC	173,573	1,666,482
Barclays PLC	902,365	2,204,996
Barratt Developments PLC	55,528	452,290
BP PLC	1,080,010	5,264,123
British American Tobacco PLC	117,200	5,136,543
BT Group PLC	479,442	1,196,260
Bunzl PLC	17,979	710,494
Burberry Group PLC	21,715	562,990
CNH Industrial NV	104,846	1,491,387
Coca-Cola Europacific Partners PLC	11,537	590,810
Compass Group PLC	95,838	2,166,244
Croda International PLC	7,485	749,245
Diageo PLC	125,419	6,213,586
Entain PLC (A)	31,468	707,481
Ferguson PLC	11,958	1,822,146
GlaxoSmithKline PLC	270,306	5,637,028
Halma PLC	20,386	657,535
Hargreaves Lansdown PLC	19,369	293,562
HSBC Holdings PLC	1,098,354	7,625,127
Imperial Brands PLC	50,980	1,114,748
Informa PLC (A)	79,957	633,091
InterContinental Hotels Group PLC (A)	9,891	688,743
Intertek Group PLC	8,609	617,973
J Sainsbury PLC	92,728	341,994
JD Sports Fashion PLC	136,543	274,677
Johnson Matthey PLC	10,534	264,716
Kingfisher PLC	113,401	462,606
Land Securities Group PLC	37,101	393,151
Legal & General Group PLC	331,635	1,226,203
Lloyds Banking Group PLC	3,817,400	2,460,350
London Stock Exchange Group PLC	17,750	1,550,589
M&G PLC	139,210	383,230
Melrose Industries PLC	234,182	463,324

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Mondi PLC	26,092	$547,451
National Grid PLC	193,551	2,926,385
NatWest Group PLC	309,919	949,647
Next PLC	7,098	649,914
Ocado Group PLC (A)	26,134	480,579
Pearson PLC	40,518	350,519
Persimmon PLC	17,275	555,974
Phoenix Group Holdings PLC	39,865	330,415
Prudential PLC	142,062	2,147,773
Reckitt Benckiser Group PLC	38,324	3,245,184
RELX PLC	103,614	3,155,375
Rentokil Initial PLC	99,251	673,557
Rio Tinto PLC	60,382	4,721,418
Rolls-Royce Holdings PLC (A)	449,649	620,277
Schroders PLC	7,488	306,546
Segro PLC	64,305	1,118,338
Severn Trent PLC	12,890	495,920
Shell PLC	413,505	10,904,518
Smith & Nephew PLC	47,241	844,952
Smiths Group PLC	21,211	432,719
Spirax-Sarco Engineering PLC	3,951	629,613
SSE PLC	55,867	1,267,894
St. James's Place PLC	29,756	557,867
Standard Chartered PLC	139,499	994,159
Taylor Wimpey PLC	197,794	396,735
Tesco PLC	415,486	1,609,585
The Berkeley Group Holdings PLC	6,117	318,124
The British Land Company PLC	46,146	326,103
The Sage Group PLC	55,971	525,092
Unilever PLC	139,523	7,008,556
United Utilities Group PLC	35,639	511,517
Vodafone Group PLC	1,486,310	2,616,425
Whitbread PLC (A)	10,772	420,491
WPP PLC	63,556	893,913
		128,846,962
United States - 0.1%
Bausch Health Companies, Inc. (A)	23,423	563,446
Block, Inc., CHESS Depositary Interest (A)	1,583	178,554
Brookfield Renewable Corp., Class A	9,968	373,554
Legend Biotech Corp., ADR (A)	2,728	108,002
Parade Technologies, Ltd.	4,899	338,235
		1,561,791
TOTAL COMMON STOCKS (Cost $1,273,242,188)		$1,394,827,958
PREFERRED SECURITIES - 0.9%
Brazil - 0.3%
Alpargatas SA	10,600	52,779
Banco Bradesco SA	274,861	1,076,717
Braskem SA, A Shares	10,700	100,265
Centrais Eletricas Brasileiras SA, B Shares	15,800	104,940
Cia Energetica de Minas Gerais	60,150	147,805
Gerdau SA	64,200	318,420
Itau Unibanco Holding SA	270,900	1,329,891
Itausa SA	260,128	503,769
Petroleo Brasileiro SA	268,800	1,766,947
		5,401,533
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares	9,744	647,117
Colombia - 0.1%
Bancolombia SA	80,864	714,774
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Germany - 0.3%
Bayerische Motoren Werke AG	3,090	$249,883
Fuchs Petrolub SE	3,653	144,333
Henkel AG & Company KGaA	9,781	776,297
Porsche Automobil Holding SE	8,259	824,319
Sartorius AG	1,404	619,886
Volkswagen AG	10,045	1,974,627
		4,589,345
South Korea - 0.2%
Hyundai Motor Company	1,480	108,553
Hyundai Motor Company, 2nd Preferred	2,312	171,032
LG Chem, Ltd.	483	109,472
LG Household & Health Care, Ltd.	122	53,474
Samsung Electronics Company, Ltd.	52,053	2,876,839
		3,319,370
Taiwan - 0.0%
China Development Financial Holding Corp. (A)	96,788	32,176
TOTAL PREFERRED SECURITIES (Cost $13,647,258)		$14,704,315
EXCHANGE-TRADED FUNDS - 6.4%
iShares MSCI India ETF	1,237,596	54,144,825
iShares MSCI Saudi Arabia ETF	339,390	15,812,180
KraneShares Bosera MSCI China A 50 Connect Index ETF (C)	502,310	20,423,925
VanEck Russia ETF	631,347	6,850,115
Xtrackers Harvest CSI 300 China A-Shares ETF	94,953	3,479,078
TOTAL EXCHANGE-TRADED FUNDS (Cost $90,664,562)		$100,710,123
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	100,920	1,761
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (A)	50,460	985
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (A)	25,230	536
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	72,322	63,876
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (A)	5,503	551
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (A)	6,072	804
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (A)	12,759	3,711
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (A)	2,652	702
TOTAL WARRANTS (Cost $0)		$72,926
RIGHTS - 0.0%
Americanas SA (Expiration Date: 3-4-22; Strike Price: BRL 23.73) (A)	560	1,472
Samsung Biologics Company, Ltd. (Expiration Date: 4-11-22; Strike Price: KRW 639,000.00) (A)	69	8,034
TOTAL RIGHTS (Cost $0)		$9,506

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 3.8%
U.S. Government Agency - 3.1%
Federal Home Loan Bank Discount Note
0.030%, 03/01/2022 *	$17,000,000	$17,000,000
0.045%, 03/07/2022 *	17,100,000	17,099,772
0.100%, 04/06/2022 *	13,700,000	13,697,400
		47,797,172
Short-term funds - 0.7%
John Hancock Collateral Trust, 0.0896% (E)(F)	1,112,226	11,123,933
TOTAL SHORT-TERM INVESTMENTS (Cost $58,922,449)		$58,921,105
Total Investments (International Strategic Equity Allocation Fund) (Cost $1,436,476,457) - 99.8%		$1,569,245,933
Other assets and liabilities, net - 0.2%		3,375,737
TOTAL NET ASSETS - 100.0%		$1,572,621,670
Currency Abbreviations
BRL	Brazilian Real
International Strategic Equity Allocation Fund (continued)
CHF	Swiss Franc
KRW	Korean Won
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 2-28-22.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 2-28-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	70	Long	Mar 2022	$5,505,259	$5,521,250	$15,991
Mini MSCI EAFE Index Futures	316	Long	Mar 2022	35,996,306	34,120,100	(1,876,206)
Mini MSCI Emerging Markets Index Futures	293	Long	Mar 2022	18,076,378	17,232,795	(843,583)
S&P/TSX 60 Index Futures	26	Long	Mar 2022	5,180,863	5,232,409	51,546
						$(2,652,252)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 94.1%
Communication services – 5.6%
Entertainment – 0.4%
Madison Square Garden Entertainment Corp. (A)	28,400	$2,225,424
Madison Square Garden Sports Corp. (A)	26,127	4,519,971
		6,745,395
Media – 5.1%
DISH Network Corp., Class A (A)	291,735	9,323,851
Fox Corp., Class A	272,030	11,379,015
News Corp., Class A	1,707,911	38,120,574
Paramount Global, Class B	635,765	19,460,767
Scholastic Corp.	275,395	11,588,622
		89,872,829
Wireless telecommunication services – 0.1%
Telephone & Data Systems, Inc.	65,354	1,133,892
		97,752,116
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 2.4%
Diversified consumer services – 0.5%
Strategic Education, Inc.	151,356	$8,933,031
Hotels, restaurants and leisure – 0.5%
Compass Group PLC	393,489	8,894,052
Household durables – 0.3%
Mohawk Industries, Inc. (A)	44,465	6,259,783
Textiles, apparel and luxury goods – 1.1%
Ralph Lauren Corp.	145,010	19,147,120
		43,233,986
Consumer staples – 8.8%
Beverages – 0.5%
Carlsberg A/S, Class B	63,199	9,268,109
Food and staples retailing – 1.5%
Sysco Corp.	306,895	26,730,555
Food products – 6.2%
Bunge, Ltd.	416,542	43,549,466
Campbell Soup Company	465,122	20,916,536
Flowers Foods, Inc.	1,525,338	41,809,515

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
The Kraft Heinz Company	46,672	$1,830,476
		108,105,993
Household products – 0.6%
Kimberly-Clark Corp.	79,540	10,352,131
		154,456,788
Energy – 11.5%
Energy equipment and services – 3.3%
Expro Group Holdings NV (A)	821,358	13,215,650
NOV, Inc.	851,715	14,606,912
SEACOR Marine Holdings, Inc. (A)	341,561	1,748,792
TechnipFMC PLC (A)	2,962,097	20,290,364
Tidewater, Inc. (A)(B)	573,425	8,492,424
		58,354,142
Oil, gas and consumable fuels – 8.2%
APA Corp.	378,113	13,472,168
Cameco Corp.	1,325,336	32,576,759
Canadian Natural Resources, Ltd.	514,017	28,697,569
EQT Corp.	554,010	12,819,791
Equitrans Midstream Corp.	1,637,813	10,498,381
Imperial Oil, Ltd.	916,878	41,112,810
NAC Kazatomprom JSC, GDR	158,247	4,645,013
		143,822,491
		202,176,633
Financials – 18.8%
Banks – 4.6%
Fifth Third Bancorp	847,831	40,560,235
Popular, Inc.	159,729	14,671,109
Webster Financial Corp.	175,986	10,596,117
Westamerica BanCorp	265,389	15,742,875
		81,570,336
Capital markets – 4.4%
Lazard, Ltd., Class A	214,917	7,431,830
Northern Trust Corp.	214,569	24,439,409
Open Lending Corp., Class A (A)	278,700	5,805,321
State Street Corp.	453,530	38,699,715
		76,376,275
Diversified financial services – 1.5%
Groupe Bruxelles Lambert SA	166,554	17,294,350
Jackson Financial, Inc., Class A (B)	207,860	8,499,395
		25,793,745
Insurance – 8.0%
Brighthouse Financial, Inc. (A)	233,802	12,218,493
Brown & Brown, Inc.	383,717	25,943,106
CNA Financial Corp.	444,780	20,326,446
Kemper Corp.	292,870	15,650,973
Loews Corp.	643,222	39,455,237
Marsh & McLennan Companies, Inc.	57,605	8,952,393
RenaissanceRe Holdings, Ltd.	124,806	18,818,249
		141,364,897
Thrifts and mortgage finance – 0.3%
Capitol Federal Financial, Inc.	464,566	5,073,061
		330,178,314
Health care – 13.8%
Biotechnology – 1.8%
ACADIA Pharmaceuticals, Inc. (A)	178,596	4,538,124
Alkermes PLC (A)	420,156	10,445,078
BioMarin Pharmaceutical, Inc. (A)	73,476	5,739,945
Galapagos NV (A)	98,756	6,523,365
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Incyte Corp. (A)	47,494	$3,243,840
		30,490,352
Health care equipment and supplies – 5.1%
Baxter International, Inc.	193,658	16,455,120
Dentsply Sirona, Inc.	376,691	20,394,051
Hologic, Inc. (A)	121,681	8,660,037
Koninklijke Philips NV	669,142	22,856,999
Zimmer Biomet Holdings, Inc.	168,436	21,423,375
		89,789,582
Health care providers and services – 6.9%
Cardinal Health, Inc.	814,380	43,984,664
Centene Corp. (A)	154,443	12,760,081
Covetrus, Inc. (A)	112,216	1,988,468
Fresenius SE & Company KGaA	296,375	10,341,185
Patterson Companies, Inc.	839,860	25,111,814
Select Medical Holdings Corp.	1,192,492	27,606,190
		121,792,402
		242,072,336
Industrials – 6.0%
Aerospace and defense – 3.0%
Rolls-Royce Holdings PLC (A)	8,351,972	11,521,218
Textron, Inc.	557,691	40,783,943
		52,305,161
Air freight and logistics – 0.4%
CH Robinson Worldwide, Inc.	71,943	6,955,449
Airlines – 0.1%
Southwest Airlines Company (A)	49,901	2,185,664
Commercial services and supplies – 0.2%
Cintas Corp.	9,477	3,556,908
Machinery – 1.7%
AGCO Corp.	36,385	4,372,022
PACCAR, Inc.	270,566	24,840,664
		29,212,686
Road and rail – 0.6%
JB Hunt Transport Services, Inc.	52,723	10,699,078
		104,914,946
Information technology – 1.2%
Electronic equipment, instruments and components – 0.8%
National Instruments Corp.	344,289	13,823,203
Semiconductors and semiconductor equipment – 0.4%
Applied Materials, Inc.	52,555	7,052,881
		20,876,084
Materials – 11.6%
Chemicals – 2.8%
Corteva, Inc.	544,344	28,322,218
PPG Industries, Inc.	42,786	5,709,792
The Scotts Miracle-Gro Company	48,500	6,792,910
Westlake Corp.	84,994	9,375,688
		50,200,608
Construction materials – 1.8%
Summit Materials, Inc., Class A (A)	643,165	20,079,611
Vulcan Materials Company	62,619	11,362,218
		31,441,829
Metals and mining – 7.0%
AngloGold Ashanti, Ltd., ADR	756,927	17,590,983
Centerra Gold, Inc.	190,470	1,857,364
Cia de Minas Buenaventura SAA, ADR (A)	1,374,469	13,607,243
Franco-Nevada Corp.	252,555	37,192,833
Freeport-McMoRan, Inc.	517,485	24,295,921

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Fresnillo PLC	1,723,529	$16,441,513
Gold Fields, Ltd., ADR	828,396	11,614,112
		122,599,969
		204,242,406
Real estate – 7.2%
Equity real estate investment trusts – 7.0%
Apartment Income REIT Corp.	41,601	2,147,028
Apartment Investment and Management Company, Class A (A)	1,120,044	7,997,114
Equity Commonwealth (A)	854,295	22,698,618
Equity Residential	157,216	13,410,525
Rayonier, Inc.	692,647	27,498,086
Regency Centers Corp.	255,754	16,851,631
Weyerhaeuser Company	835,064	32,467,288
		123,070,290
Real estate management and development – 0.2%
The St. Joe Company	78,148	4,222,336
		127,292,626
Utilities – 7.2%
Electric utilities – 4.7%
FirstEnergy Corp.	1,120,505	46,893,134
PG&E Corp. (A)	3,206,650	36,459,611
		83,352,745
Gas utilities – 1.2%
Atmos Energy Corp.	27,248	2,992,103
National Fuel Gas Company	284,492	17,706,782
		20,698,885
Independent power and renewable electricity producers – 0.4%
Vistra Corp.	267,717	6,109,302
Multi-utilities – 0.9%
CenterPoint Energy, Inc.	601,996	16,464,591
		126,625,523
TOTAL COMMON STOCKS (Cost $1,130,179,879)		$1,653,821,758
PREFERRED SECURITIES – 0.2%
Consumer staples – 0.2%
Food products – 0.2%
Bunge, Ltd., 4.875%	21,349	2,876,351
TOTAL PREFERRED SECURITIES (Cost $2,341,214)		$2,876,351
CORPORATE BONDS - 0.0%
Energy - 0.0%
Weatherford International, Ltd. 11.000%, 12/01/2024 (C)	$410,000	424,350
TOTAL CORPORATE BONDS (Cost $313,949)		$424,350
SHORT-TERM INVESTMENTS – 6.0%
Short-term funds – 6.0%
John Hancock Collateral Trust, 0.0896% (D)(E)	197,534	1,975,635
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	11,623,500	11,623,500
T. Rowe Price Government Reserve Fund, 0.1031% (D)	92,103,458	92,103,458
TOTAL SHORT-TERM INVESTMENTS (Cost $105,702,512)		$105,702,593
Total Investments (Mid Value Fund) (Cost $1,238,537,554) – 100.3%		$1,762,825,052
Other assets and liabilities, net – (0.3%)		(5,424,241)
TOTAL NET ASSETS – 100.0%		$1,757,400,811
Mid Value Fund (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-22.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 2-28-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 94.4%
Communication services – 12.6%
Entertainment – 1.7%
CTS Eventim AG & Company KGaA (A)	10,958	$763,585
Netflix, Inc. (A)	2,608	1,028,908
ROBLOX Corp., Class A (A)	20,883	1,076,936
Take-Two Interactive Software, Inc. (A)	539	87,318
		2,956,747
Interactive media and services – 10.9%
Alphabet, Inc., Class A (A)	367	991,318
Alphabet, Inc., Class C (A)	1,830	4,937,011
Baidu, Inc., ADR (A)	29,135	4,441,339
Kanzhun, Ltd., ADR (A)	4,412	142,508
Kuaishou Technology (A)(B)	3,500	40,503
Meta Platforms, Inc., Class A (A)	20,586	4,344,264
Pinterest, Inc., Class A (A)	57,950	1,550,163
VK Company, Ltd., GDR (A)	159,991	116,165
ZoomInfo Technologies, Inc. (A)	53,381	2,919,407
		19,482,678
		22,439,425
Consumer discretionary – 22.6%
Automobiles – 1.0%
Rivian Automotive, Inc., Class A (A)(C)	10,221	690,531
Tesla, Inc. (A)	1,271	1,106,317
		1,796,848
Diversified consumer services – 0.2%
New Oriental Education & Technology Group, Inc., ADR (A)	232,611	351,243
Hotels, restaurants and leisure – 5.7%
Airbnb, Inc., Class A (A)	1,455	220,418
Booking Holdings, Inc. (A)	1,163	2,526,327
Expedia Group, Inc. (A)	5,993	1,175,287
Tongcheng Travel Holdings, Ltd. (A)	537,200	1,000,507
Trip.com Group, Ltd., ADR (A)	203,553	5,255,738
		10,178,277
Internet and direct marketing retail – 15.0%
Alibaba Group Holding, Ltd., ADR (A)	42,623	4,483,513
Amazon.com, Inc. (A)	3,230	9,920,170
Boohoo Group PLC (A)	742,588	892,679
Coupang, Inc. (A)	33,751	895,077
Deliveroo PLC (A)(B)	350,556	598,308
Delivery Hero SE (A)(B)	33,508	1,796,050
D-Market Elektronik Hizmetler ve Ticaret AS, ADR (A)(C)	38,444	68,430
DoorDash, Inc., Class A (A)	7,298	765,925
Etsy, Inc. (A)	11,704	1,812,833
Naspers, Ltd., N Shares	8,994	1,132,619
Wayfair, Inc., Class A (A)	3,833	539,955

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Zalando SE (A)(B)	58,408	$3,865,830
		26,771,389
Specialty retail – 0.7%
Auto1 Group SE (A)(B)	40,188	582,654
Warby Parker, Inc., Class A (A)(C)	20,285	607,130
		1,189,784
		40,287,541
Industrials – 0.3%
Electrical equipment – 0.0%
Bloom Energy Corp., Class A (A)	410	9,102
Professional services – 0.0%
LegalZoom.com, Inc. (A)	1,200	18,732
Road and rail – 0.3%
DiDi Global, Inc. (A)	16,798	275,487
Lyft, Inc., Class A (A)	5,738	223,438
		498,925
		526,759
Information technology – 58.9%
Communications equipment – 0.5%
Arista Networks, Inc. (A)	1,888	231,714
F5, Inc. (A)	2,912	584,875
		816,589
Electronic equipment, instruments and components – 0.3%
Cognex Corp.	1,335	90,193
Flex, Ltd. (A)	7,579	124,978
Samsung SDI Company, Ltd.	555	255,766
		470,937
IT services – 7.6%
Adyen NV (A)(B)	135	281,377
Block, Inc. (A)	1,044	133,110
Cloudflare, Inc., Class A (A)	712	82,891
DXC Technology Company (A)	24,685	840,031
Global Payments, Inc.	1,525	203,405
Mastercard, Inc., Class A	8,445	3,047,125
MongoDB, Inc. (A)	10,167	3,883,692
Okta, Inc. (A)	12,819	2,343,826
Shopify, Inc., Class A (A)	700	485,982
Snowflake, Inc., Class A (A)	3,456	918,121
Toast, Inc., Class A (A)	67	1,375
Twilio, Inc., Class A (A)	1,920	335,616
Visa, Inc., Class A	4,855	1,049,263
		13,605,814
Semiconductors and semiconductor equipment – 14.7%
Advanced Micro Devices, Inc. (A)	14,786	1,823,705
Applied Materials, Inc.	15,894	2,132,975
ASML Holding NV, NYRS	295	196,620
Broadcom, Inc.	2,450	1,439,228
GlobalFoundries, Inc. (A)(C)	1,930	117,305
Infineon Technologies AG	16,530	559,307
KLA Corp.	1,135	395,548
Lam Research Corp.	973	546,194
Marvell Technology, Inc.	21,067	1,439,508
Micron Technology, Inc.	37,949	3,372,148
Monolithic Power Systems, Inc.	175	80,273
NVIDIA Corp.	9,874	2,407,775
NXP Semiconductors NV	4,740	901,169
Onsemi Corp. (A)	35,961	2,251,518
QUALCOMM, Inc.	17,337	2,981,791
SK Hynix, Inc.	15,398	1,605,311
STMicroelectronics NV	20,601	864,789
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	14,795	$1,583,213
Teradyne, Inc.	2,883	339,963
Tokyo Electron, Ltd.	1,700	834,322
Wolfspeed, Inc. (A)	2,260	232,147
		26,104,809
Software – 27.8%
Altair Engineering, Inc., Class A (A)	1,864	123,807
Alteryx, Inc., Class A (A)	3,335	207,771
Asana, Inc., Class A (A)	2,590	141,906
Atlassian Corp. PLC, Class A (A)	2,653	811,075
Box, Inc., Class A (A)	9,812	251,285
Citrix Systems, Inc.	28,169	2,887,323
Coupa Software, Inc. (A)	6,857	829,766
Crowdstrike Holdings, Inc., Class A (A)	9,630	1,879,872
Datadog, Inc., Class A (A)	18,415	2,966,841
ForgeRock, Inc., Class A (A)	3,863	57,211
Fortinet, Inc. (A)	6,112	2,105,706
HashiCorp, Inc., Class A (A)	725	36,533
HubSpot, Inc. (A)	3,105	1,630,125
Intuit, Inc.	3,220	1,527,471
KnowBe4, Inc., Class A (A)	15,147	305,061
Microsoft Corp.	43,026	12,855,734
NortonLifeLock, Inc.	39,422	1,142,450
Oracle Corp.	2,590	196,762
Palo Alto Networks, Inc. (A)	6,862	4,077,744
Paycom Software, Inc. (A)	759	257,460
Procore Technologies, Inc. (A)	588	38,332
salesforce.com, Inc. (A)	27,679	5,827,260
Smartsheet, Inc., Class A (A)	1,518	80,712
TeamViewer AG (A)(B)	41,698	665,424
The Trade Desk, Inc., Class A (A)	16,974	1,448,222
Workday, Inc., Class A (A)	3,865	885,278
Zoom Video Communications, Inc., Class A (A)	33,348	4,421,945
Zscaler, Inc. (A)	7,707	1,843,129
		49,502,205
Technology hardware, storage and peripherals – 8.0%
Apple, Inc.	32,610	5,384,563
Hewlett Packard Enterprise Company	8,205	130,624
Pure Storage, Inc., Class A (A)	151,294	3,924,566
Samsung Electronics Company, Ltd.	50,657	3,052,255
Seagate Technology Holdings PLC	16,817	1,734,842
		14,226,850
		104,727,204
TOTAL COMMON STOCKS (Cost $166,629,657)		$167,980,929
SHORT-TERM INVESTMENTS – 6.5%
Short-term funds – 2.5%
John Hancock Collateral Trust, 0.0896% (D)(E)	146,668	1,466,901
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	2,166,873	2,166,873
T. Rowe Price Government Reserve Fund, 0.1031% (D)	762,147	762,147
		4,395,921

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 4.0%
Repurchase Agreement with State Street Corp. dated 2-28-22 at 0.000% to be repurchased at $7,178,000 on 3-1-22, collateralized by $7,453,700 U.S. Treasury Notes, 0.125% due 7-31-23 (valued at $7,321,655)	$7,178,000	$7,178,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,573,921)		$11,573,921
Total Investments (Science & Technology Fund) (Cost $178,203,578) – 100.9%		$179,554,850
Other assets and liabilities, net – (0.9%)		(1,562,006)
TOTAL NET ASSETS – 100.0%		$177,992,844
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 2-28-22.
(D)	The rate shown is the annualized seven-day yield as of 2-28-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 92.4%
Communication services – 7.3%
Diversified telecommunication services – 1.1%
AT&T, Inc.	670,442	$15,882,771
BCE, Inc.	13,405	704,040
BT Group PLC	907,911	2,265,322
Cellnex Telecom SA (A)(B)	54,942	2,485,148
China Tower Corp., Ltd., H Shares (A)	4,758,400	554,608
Chunghwa Telecom Company, Ltd.	451,479	2,006,651
Deutsche Telekom AG	338,725	6,071,535
Elisa OYJ	10,703	593,023
HKT Trust & HKT, Ltd.	363,322	490,249
Infrastrutture Wireless Italiane SpA (A)	63,956	653,075
Koninklijke KPN NV	352,557	1,206,497
LG Uplus Corp.	25,494	280,035
Lumen Technologies, Inc.	102,153	1,058,305
Nippon Telegraph & Telephone Corp.	129,800	3,730,567
Orange Polska SA (B)	74,301	138,081
Orange SA	244,494	2,956,346
Proximus SADP	17,398	345,877
Sarana Menara Nusantara Tbk PT	3,015,700	218,078
Singapore Telecommunications, Ltd.	588,110	1,103,164
Singapore Telecommunications, Ltd.	229,178	425,775
Spark New Zealand, Ltd.	323,122	992,082
Swisscom AG	2,740	1,641,293
Telecom Italia SpA	1,936,555	813,635
Telefonica Brasil SA	53,354	523,224
Telefonica Deutschland Holding AG	98,844	269,730
Telefonica SA	569,941	2,721,992
Telekom Malaysia BHD	124,718	150,309
Telenor ASA	97,641	1,444,658
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Telesites SAB de CV	249,300	$278,014
Telia Company AB	272,794	1,014,295
Telkom Indonesia Persero Tbk PT	6,489,560	1,959,282
Telstra Corp., Ltd.	413,807	1,189,129
TELUS Corp.	67,808	1,712,453
Tower Bersama Infrastructure Tbk PT	1,030,900	212,004
True Corp. PCL, NVDR	1,435,800	220,707
United Internet AG	9,484	322,535
Verizon Communications, Inc.	391,740	21,024,686
		79,659,175
Entertainment – 1.2%
Activision Blizzard, Inc.	80,698	6,576,887
Alibaba Pictures Group, Ltd. (B)	1,330,500	133,022
Bilibili, Inc., ADR (B)	18,800	594,268
Bollore SA	105,319	532,926
Capcom Company, Ltd.	17,500	424,740
CD Projekt SA (C)	8,079	320,895
Electronic Arts, Inc.	29,442	3,830,110
HYBE Company, Ltd. (B)	1,989	483,298
iQIYI, Inc., ADR (B)	31,600	130,824
Kakao Games Corp. (B)	3,583	222,618
Kingsoft Corp., Ltd.	108,400	405,395
Koei Tecmo Holdings Company, Ltd.	5,830	202,450
Konami Holdings Corp.	9,400	534,773
Krafton, Inc. (B)	2,635	653,703
Live Nation Entertainment, Inc. (B)	13,908	1,680,365
NCSoft Corp.	1,974	731,258
NetEase, Inc.	229,500	4,438,920
Netflix, Inc. (B)	46,710	18,428,029
Netmarble Corp. (A)	2,551	219,202
Nexon Company, Ltd.	49,800	1,087,997
Nintendo Company, Ltd.	11,239	5,692,012
Pearl Abyss Corp. (B)	3,538	283,758
Sea, Ltd., ADR (B)	13,700	1,994,720
Square Enix Holdings Company, Ltd.	8,600	419,410
Take-Two Interactive Software, Inc. (B)	11,752	1,903,824
Tencent Music Entertainment Group, ADR (B)	76,900	414,491
The Walt Disney Company (B)	177,002	26,277,717
Toho Company, Ltd.	11,100	462,930
Ubisoft Entertainment SA (B)	11,307	606,247
Universal Music Group NV	76,309	1,742,327
		81,429,116
Interactive media and services – 3.7%
Adevinta ASA (B)	36,116	386,904
Alphabet, Inc., Class A (B)	28,899	78,060,245
Alphabet, Inc., Class C (B)	26,834	72,393,302
Auto Trader Group PLC (A)	95,635	845,803
Autohome, Inc., ADR	8,800	269,192
Baidu, Inc., ADR (B)	31,700	4,832,348
Hello Group, Inc., ADR	18,200	173,446
JOYY, Inc., ADR	6,400	296,256
Kakaku.com, Inc.	13,200	290,412
Kakao Corp.	37,273	2,951,901
Kanzhun, Ltd., ADR (B)	7,700	248,710
Kuaishou Technology (A)(B)	53,900	623,753
Match Group, Inc. (B)	27,408	3,055,718
Meta Platforms, Inc., Class A (B)	223,294	47,121,733
NAVER Corp.	14,750	3,930,244
REA Group, Ltd.	5,200	501,223
Scout24 SE (A)	8,701	507,532
SEEK, Ltd.	33,215	648,450
Tencent Holdings, Ltd.	657,612	35,485,606
Twitter, Inc. (B)	74,901	2,662,731
Weibo Corp., ADR (B)	7,200	197,496

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Z Holdings Corp.	270,407	$1,323,601
		256,806,606
Media – 0.7%
Charter Communications, Inc., Class A (B)	11,759	7,076,331
Cheil Worldwide, Inc.	8,066	151,656
China Literature, Ltd. (A)(B)	45,800	248,563
Comcast Corp., Class A	433,205	20,256,666
CyberAgent, Inc.	40,500	529,969
Cyfrowy Polsat SA	29,298	189,673
Dentsu Group, Inc.	21,544	859,609
Discovery, Inc., Series A (B)(C)	15,376	431,297
Discovery, Inc., Series C (B)	27,555	770,713
DISH Network Corp., Class A (B)	23,291	744,380
Embracer Group AB (B)(C)	58,296	500,421
Fox Corp., Class A	29,821	1,247,412
Fox Corp., Class B	13,677	523,282
Grupo Televisa SAB, Series CPO	460,297	984,601
Hakuhodo DY Holdings, Inc.	23,200	308,292
Informa PLC (B)	151,414	1,198,871
Megacable Holdings SAB de CV, Series CPO	59,200	174,152
MultiChoice Group	41,411	339,765
News Corp., Class A	36,939	824,478
News Corp., Class B	11,523	258,461
Omnicom Group, Inc.	20,069	1,683,588
Paramount Global, Class B	56,006	1,714,344
Pearson PLC	76,727	663,758
Publicis Groupe SA	27,989	1,857,510
Quebecor, Inc., Class B	25,645	560,852
Schibsted ASA, B Shares	12,598	327,034
Schibsted ASA, Class A	11,425	328,331
Shaw Communications, Inc., Class B	66,037	1,980,329
The Interpublic Group of Companies, Inc.	39,429	1,450,987
Vivendi SE	94,810	1,196,860
WPP PLC	120,353	1,692,752
		51,074,937
Wireless telecommunication services – 0.6%
Advanced Info Service PCL, NVDR	149,000	1,048,858
America Movil SAB de CV, Series L	6,562,600	5,966,291
Axiata Group BHD	297,253	278,338
DiGi.Com BHD	327,520	316,631
Far EasTone Telecommunications Company, Ltd.	177,595	439,251
Globe Telecom, Inc.	2,730	137,174
Intouch Holdings PCL, NVDR	141,700	329,502
KDDI Corp.	162,967	5,303,148
Maxis BHD	252,760	242,331
MTN Group, Ltd. (B)	190,490	2,377,800
PLDT, Inc.	7,810	274,112
Rogers Communications, Inc., Class B	51,981	2,685,788
SK Telecom Company, Ltd.	3,139	143,242
SoftBank Corp.	288,700	3,647,546
SoftBank Group Corp.	121,952	5,472,717
Taiwan Mobile Company, Ltd.	191,000	706,297
Tele2 AB, B Shares	51,454	681,825
TIM SA	88,989	236,042
T-Mobile US, Inc. (B)	55,689	6,861,442
Turkcell Iletisim Hizmetleri AS	111,192	165,329
Vodacom Group, Ltd.	71,449	687,345
Vodafone Group PLC	2,814,576	4,954,606
		42,955,615
		511,925,449
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 10.6%
Auto components – 0.3%
Aisin Corp.	15,000	$546,364
Aptiv PLC (B)	26,619	3,445,563
BorgWarner, Inc.	23,607	968,123
Bridgestone Corp.	57,500	2,367,903
Cheng Shin Rubber Industry Company, Ltd.	206,730	264,470
Cie Generale des Etablissements Michelin SCA	20,809	2,864,516
Continental AG (B)	11,200	954,387
Denso Corp.	43,716	3,074,115
Faurecia SE	14,360	540,712
Fuyao Glass Industry Group Company, Ltd., H Shares (A)	67,900	333,124
Hankook Tire & Technology Company, Ltd.	9,203	271,150
Hanon Systems	22,320	216,152
Hyundai Mobis Company, Ltd.	8,015	1,504,944
Koito Manufacturing Company, Ltd.	10,476	541,849
Magna International, Inc.	41,246	3,064,407
Minth Group, Ltd.	86,000	310,959
Stanley Electric Company, Ltd.	13,300	316,045
Sumitomo Electric Industries, Ltd.	76,400	1,014,219
Valeo	28,030	618,176
		23,217,178
Automobiles – 2.2%
Astra International Tbk PT	2,685,908	1,089,230
Bayerische Motoren Werke AG	33,764	3,251,715
Brilliance China Automotive Holdings, Ltd. (B)	316,300	145,498
BYD Company, Ltd., H Shares	89,694	2,779,379
Dongfeng Motor Group Company, Ltd., H Shares	315,680	271,714
Ferrari NV	24,350	5,232,531
Ford Motor Company	388,511	6,822,253
Ford Otomotiv Sanayi AS	6,185	120,561
Geely Automobile Holdings, Ltd.	672,000	1,251,696
General Motors Company (B)	143,809	6,718,756
Great Wall Motor Company, Ltd., H Shares	354,250	745,803
Guangzhou Automobile Group Company, Ltd., H Shares	337,346	333,990
Honda Motor Company, Ltd.	164,827	5,007,591
Hyundai Motor Company	16,670	2,452,936
Isuzu Motors, Ltd.	58,900	796,599
Kia Corp.	31,643	1,961,718
Li Auto, Inc., ADR (B)	63,000	1,918,350
Mazda Motor Corp. (B)	57,080	422,184
Mercedes-Benz Group AG	87,118	6,805,613
NIO, Inc., ADR (B)	155,600	3,553,904
Nissan Motor Company, Ltd. (B)	233,925	1,115,633
Renault SA (B)	23,575	738,793
Stellantis NV	394,887	7,175,838
Subaru Corp.	62,100	1,018,489
Suzuki Motor Corp.	37,200	1,481,227
Tesla, Inc. (B)	80,912	70,428,232
Toyota Motor Corp.	1,069,600	19,569,591
Volkswagen AG	3,236	836,957
XPeng, Inc., ADR (B)	44,400	1,614,828
Yadea Group Holdings, Ltd. (A)	134,000	198,794
Yamaha Motor Company, Ltd.	30,300	681,132
		156,541,535
Distributors – 0.1%
Genuine Parts Company	13,281	1,622,407

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distributors (continued)
LKQ Corp.	24,765	$1,162,717
Pool Corp.	3,738	1,714,172
		4,499,296
Diversified consumer services – 0.0%
China Education Group Holdings, Ltd.	93,000	79,675
China Yuhua Education Corp., Ltd. (A)	222,000	57,475
IDP Education, Ltd.	20,767	401,625
New Oriental Education & Technology Group, Inc., ADR (B)	177,900	268,629
TAL Education Group, ADR (B)	48,262	137,064
		944,468
Hotels, restaurants and leisure – 1.3%
Accor SA (B)	20,583	702,976
Aristocrat Leisure, Ltd.	60,055	1,647,308
Asset World Corp. PCL (B)	112,600	16,588
Asset World Corp. PCL, NVDR (B)	863,800	127,256
Booking Holdings, Inc. (B)	3,236	7,029,401
Caesars Entertainment, Inc. (B)	16,634	1,400,416
Carnival Corp. (B)	63,015	1,281,095
Chipotle Mexican Grill, Inc. (B)	2,238	3,409,257
Compass Group PLC	181,486	4,102,137
Crown Resorts, Ltd. (B)	37,139	335,654
Darden Restaurants, Inc.	10,164	1,476,016
Domino's Pizza Enterprises, Ltd.	6,013	347,204
Domino's Pizza, Inc.	2,897	1,252,112
Entain PLC (B)	59,589	1,339,704
Evolution AB (A)	18,145	2,080,489
Expedia Group, Inc. (B)	11,438	2,243,106
Flutter Entertainment PLC (B)	19,962	2,874,689
Galaxy Entertainment Group, Ltd. (B)	215,000	1,199,105
Genting BHD	230,600	255,610
Genting Malaysia BHD	319,760	228,858
Genting Singapore, Ltd.	608,100	347,633
Haidilao International Holding, Ltd. (A)(C)	124,000	285,532
Hilton Worldwide Holdings, Inc. (B)	21,828	3,249,316
Huazhu Group, Ltd., ADR (B)	20,500	847,880
InterContinental Hotels Group PLC (B)	18,730	1,304,224
Jiumaojiu International Holdings, Ltd. (A)(C)	82,000	184,213
Jollibee Foods Corp.	44,750	210,456
Kangwon Land, Inc. (B)	11,667	259,497
La Francaise des Jeux SAEM (A)	11,518	477,447
Las Vegas Sands Corp. (B)	26,972	1,156,020
Marriott International, Inc., Class A (B)	21,590	3,673,323
McDonald's Corp.	59,237	14,499,440
McDonald's Holdings Company Japan, Ltd.	7,700	331,087
Melco Resorts & Entertainment, Ltd., ADR (B)	21,200	212,424
MGM Resorts International	31,005	1,373,211
Minor International PCL, NVDR (B)	386,300	365,845
Norwegian Cruise Line Holdings, Ltd. (B)	30,210	588,793
Oriental Land Company, Ltd.	20,200	3,734,268
Penn National Gaming, Inc. (B)	13,047	669,963
Restaurant Brands International, Inc.	41,383	2,316,469
Royal Caribbean Cruises, Ltd. (B)	17,524	1,414,537
Sands China, Ltd. (B)	240,052	633,133
Sodexo SA	10,806	902,158
Starbucks Corp.	94,471	8,671,493
Tabcorp Holdings, Ltd.	220,909	798,901
Tongcheng Travel Holdings, Ltd. (B)	112,000	208,594
Trip.com Group, Ltd., ADR (B)	58,300	1,505,306
Whitbread PLC (B)	20,398	796,242
Wynn Resorts, Ltd. (B)	8,228	711,887
Yum China Holdings, Inc.	48,108	2,502,578
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Yum! Brands, Inc.	23,461	$2,875,849
		90,456,700
Household durables – 0.5%
Barratt Developments PLC	105,156	856,518
Coway Company, Ltd.	6,620	397,589
D.R. Horton, Inc.	23,630	2,018,002
Electrolux AB, Series B (C)	23,987	429,491
Garmin, Ltd.	10,951	1,209,428
Haier Smart Home Company, Ltd., H Shares	255,720	896,063
Hamilton Beach Brands Holding Company, Class B	765	11,552
Iida Group Holdings Company, Ltd.	15,300	283,955
Lennar Corp., A Shares	19,594	1,761,109
LG Electronics, Inc.	12,816	1,337,944
Mohawk Industries, Inc. (B)	3,997	562,698
Newell Brands, Inc.	27,298	648,328
Nien Made Enterprise Company, Ltd.	19,300	250,201
NVR, Inc. (B)	238	1,180,109
Open House Group Company, Ltd.	8,300	377,394
Panasonic Corp.	223,320	2,332,199
Persimmon PLC	32,714	1,052,852
PulteGroup, Inc.	18,416	914,539
Rinnai Corp.	3,600	296,160
SEB SA	3,335	485,028
Sekisui Chemical Company, Ltd.	37,900	620,648
Sekisui House, Ltd.	62,400	1,272,217
Sharp Corp. (C)	21,640	204,629
Sony Group Corp.	127,200	12,996,303
Taylor Wimpey PLC	374,564	751,295
The Berkeley Group Holdings PLC	11,584	602,441
Whirlpool Corp.	4,414	888,406
		34,637,098
Internet and direct marketing retail – 3.1%
Alibaba Group Holding, Ltd. (B)	1,733,300	22,816,942
Allegro.eu SA (A)(B)(C)	41,730	310,996
Amazon.com, Inc. (B)	48,196	148,022,447
Americanas SA	68,458	401,175
China Ruyi Holdings, Ltd. (B)(C)	316,000	94,049
CJ ENM Company, Ltd.	1,297	141,533
Dada Nexus, Ltd., ADR (B)	6,700	55,677
Delivery Hero SE (A)(B)	16,409	879,533
eBay, Inc.	69,874	3,814,422
Etsy, Inc. (B)	13,984	2,165,982
Fiverr International, Ltd. (B)	3,200	252,512
JD Health International, Inc. (A)(B)	39,400	294,070
JD.com, Inc., Class A (B)	198,264	7,081,875
Just Eat Takeaway.com NV (A)(B)	19,049	770,954
Meituan, Class B (A)(B)	466,700	10,367,814
Mercari, Inc. (B)	10,400	325,728
momo.com, Inc.	5,000	177,995
Naspers, Ltd., N Shares	24,530	3,089,077
Pinduoduo, Inc., ADR (B)	50,100	2,598,186
Prosus NV (B)	98,716	6,128,449
Rakuten Group, Inc.	86,642	736,511
Vipshop Holdings, Ltd., ADR (B)	51,600	447,372
Zalando SE (A)(B)	22,540	1,491,847
ZOZO, Inc.	12,400	353,095
		212,818,241
Leisure products – 0.1%
Bandai Namco Holdings, Inc.	20,100	1,473,555
Giant Manufacturing Company, Ltd.	35,661	370,225
Hasbro, Inc.	9,168	889,754
HLB, Inc. (B)	10,813	283,315

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Shimano, Inc.	7,500	$1,746,508
Yamaha Corp.	13,600	638,094
		5,401,451
Multiline retail – 0.5%
Canadian Tire Corp., Ltd., Class A	8,490	1,251,697
Central Retail Corp. PCL, NVDR	225,975	265,712
Dollar General Corp.	30,337	6,017,041
Dollar Tree, Inc. (B)	29,618	4,208,125
Dollarama, Inc.	41,782	2,159,149
Falabella SA	103,581	341,039
Lojas Renner SA	104,597	517,006
Lotte Shopping Company, Ltd.	1,323	94,532
Magazine Luiza SA	320,300	369,530
Next PLC	13,441	1,230,690
Pan Pacific International Holdings Corp.	41,500	679,274
Ryohin Keikaku Company, Ltd.	25,300	372,610
Target Corp.	63,166	12,618,672
Wesfarmers, Ltd.	112,690	3,952,023
Woolworths Holdings, Ltd.	109,465	360,434
		34,437,534
Specialty retail – 1.3%
Advance Auto Parts, Inc.	6,180	1,263,686
AutoZone, Inc. (B)	2,059	3,836,720
Bath & Body Works, Inc.	24,789	1,322,989
Best Buy Company, Inc.	20,955	2,025,091
CarMax, Inc. (B)	15,568	1,702,049
China Meidong Auto Holdings, Ltd.	64,000	301,343
Chow Tai Fook Jewellery Group, Ltd. (B)	195,600	406,171
Fast Retailing Company, Ltd.	5,900	3,182,515
GOME Retail Holdings, Ltd. (B)(C)	1,285,541	95,665
Hennes & Mauritz AB, B Shares (C)	76,970	1,284,560
Hikari Tsushin, Inc.	2,200	273,379
Home Product Center PCL, NVDR	735,300	344,325
Hotai Motor Company, Ltd.	36,000	815,092
Hotel Shilla Company, Ltd.	3,654	246,962
Industria de Diseno Textil SA	118,143	3,081,851
JD Sports Fashion PLC	258,580	520,170
Kingfisher PLC	214,749	876,037
Lowe's Companies, Inc.	66,239	14,642,793
Mr. Price Group, Ltd.	28,494	388,644
Nitori Holdings Company, Ltd.	8,100	1,218,873
O'Reilly Automotive, Inc. (B)	6,228	4,043,467
Pepkor Holdings, Ltd. (A)	144,728	206,738
PTT Oil & Retail Business PCL, NVDR	372,800	295,410
Ross Stores, Inc.	33,950	3,102,691
The Home Depot, Inc.	101,359	32,012,213
The TJX Companies, Inc.	114,739	7,584,248
Topsports International Holdings, Ltd. (A)	174,000	180,878
Tractor Supply Company	10,847	2,210,510
Ulta Beauty, Inc. (B)	5,116	1,915,942
USS Company, Ltd.	21,500	357,160
Via S/A (B)	131,600	96,419
Vibra Energia SA	123,600	562,988
Zhongsheng Group Holdings, Ltd.	67,100	468,554
		90,866,133
Textiles, apparel and luxury goods – 1.2%
adidas AG	19,353	4,575,855
ANTA Sports Products, Ltd.	123,200	1,881,658
Bosideng International Holdings, Ltd.	366,000	208,242
Burberry Group PLC	41,122	1,066,137
Cie Financiere Richemont SA, A Shares	56,068	7,507,871
Eclat Textile Company, Ltd.	22,957	475,857
EssilorLuxottica SA	35,253	6,154,124
F&F Company, Ltd. (B)	409	305,702
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Feng TAY Enterprise Company, Ltd.	51,796	$386,106
Gildan Activewear, Inc.	29,407	1,154,471
Hermes International	3,887	5,360,315
Kering SA	9,220	6,395,301
Li Ning Company, Ltd.	256,000	2,556,966
LPP SA	128	263,250
LVMH Moet Hennessy Louis Vuitton SE	34,120	25,074,957
Moncler SpA	39,700	2,383,988
NIKE, Inc., Class B	91,266	12,462,372
Pandora A/S	10,143	1,038,616
Pou Chen Corp.	283,971	327,479
Puma SE	10,623	974,176
PVH Corp.	5,064	495,715
Ralph Lauren Corp.	3,498	461,876
Shenzhou International Group Holdings, Ltd.	94,300	1,583,920
Tapestry, Inc.	19,094	780,945
The Swatch Group AG	3,898	230,928
The Swatch Group AG, Bearer Shares	3,413	1,049,553
Under Armour, Inc., Class A (B)	13,441	240,459
Under Armour, Inc., Class C (B)	15,352	239,952
VF Corp.	23,443	1,360,163
		86,996,954
		740,816,588
Consumer staples – 8.0%
Beverages – 1.4%
Ambev SA	501,405	1,471,504
Anheuser-Busch InBev SA/NV	88,597	5,467,127
Anhui Gujing Distillery Company, Ltd., B Shares	11,600	170,089
Arca Continental SAB de CV	84,742	558,575
Asahi Group Holdings, Ltd.	46,061	1,858,071
Becle SAB de CV	103,700	259,541
Brown-Forman Corp., Class B	17,812	1,161,877
Budweiser Brewing Company APAC, Ltd. (A)	170,100	527,985
Carabao Group PCL, NVDR	37,600	123,101
Carlsberg A/S, Class B	10,237	1,501,252
China Resources Beer Holdings Company, Ltd.	165,699	1,313,894
Cia Cervecerias Unidas SA	19,723	156,657
Coca-Cola Europacific Partners PLC	21,741	1,113,357
Coca-Cola Femsa SAB de CV	100,703	557,576
Coca-Cola HBC AG	20,319	516,235
Constellation Brands, Inc., Class A	15,938	3,436,552
Davide Campari-Milano NV	100,654	1,095,402
Diageo PLC	237,502	11,766,405
Fomento Economico Mexicano SAB de CV	371,886	2,988,198
Fraser & Neave Holdings BHD	13,500	72,750
Heineken Holding NV	12,061	985,009
Heineken NV	27,413	2,780,733
Ito En, Ltd.	5,200	299,061
Kirin Holdings Company, Ltd.	82,727	1,375,374
Molson Coors Beverage Company, Class B	18,193	949,311
Monster Beverage Corp. (B)	37,051	3,127,104
Nongfu Spring Company, Ltd., H Shares (A)	200,400	1,256,811
Osotspa PCL, NVDR	137,100	148,406
PepsiCo, Inc.	135,407	22,171,542
Pernod Ricard SA	25,750	5,621,230
Remy Cointreau SA	2,757	530,592
Suntory Beverage & Food, Ltd.	13,900	553,902
The Coca-Cola Company	369,431	22,993,385
Treasury Wine Estates, Ltd.	71,918	606,642

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Tsingtao Brewery Company, Ltd., H Shares	63,700	$612,848
		100,128,098
Food and staples retailing – 2.9%
Aeon Company, Ltd. (C)	65,300	1,479,286
Alimentation Couche-Tard, Inc.	117,138	4,597,724
Atacadao SA	51,900	191,311
Berli Jucker PCL, NVDR	152,800	157,119
BGF retail Company, Ltd.	896	126,933
Bid Corp., Ltd.	37,475	762,409
BIM Birlesik Magazalar AS	40,345	213,436
Carrefour SA	77,268	1,553,415
Cencosud SA	195,890	360,156
Clicks Group, Ltd.	26,941	522,914
Coles Group, Ltd.	131,941	1,669,197
Cosmos Pharmaceutical Corp.	2,000	277,296
Costco Wholesale Corp.	130,609	67,818,723
CP ALL PCL, NVDR	732,900	1,531,186
Dino Polska SA (A)(B)	5,594	393,353
E-MART, Inc.	2,418	263,693
Empire Company, Ltd., Class A	25,306	783,837
Endeavour Group, Ltd.	133,181	695,566
Etablissements Franz Colruyt NV	6,251	250,020
George Weston, Ltd.	11,240	1,218,797
HelloFresh SE (B)	16,699	910,863
J Sainsbury PLC	175,599	647,630
Jeronimo Martins SGPS SA	27,558	600,811
Kesko OYJ, B Shares	20,981	617,465
Kobe Bussan Company, Ltd.	13,700	453,604
Koninklijke Ahold Delhaize NV	110,313	3,393,475
Lawson, Inc.	4,700	195,970
Loblaw Companies, Ltd.	25,035	1,952,829
Metro, Inc.	35,967	1,877,378
Ocado Group PLC (B)	49,488	910,030
President Chain Store Corp.	65,274	609,953
Raia Drogasil SA	112,130	507,628
Seven & i Holdings Company, Ltd.	75,946	3,695,360
Shoprite Holdings, Ltd.	55,970	834,864
Sun Art Retail Group, Ltd.	217,300	78,398
Sysco Corp.	148,857	12,965,445
Tesco PLC	786,794	3,048,005
The Kroger Company	197,861	9,259,895
The SPAR Group, Ltd.	21,127	225,395
Tsuruha Holdings, Inc.	4,000	321,579
Walgreens Boots Alliance, Inc.	211,367	9,741,905
Wal-Mart de Mexico SAB de CV	1,001,500	3,814,120
Walmart, Inc.	418,547	56,570,813
Welcia Holdings Company, Ltd.	9,200	245,338
Woolworths Group, Ltd.	125,742	3,251,396
		201,596,520
Food products – 1.6%
Ajinomoto Company, Inc.	46,800	1,363,799
Archer-Daniels-Midland Company	53,878	4,226,729
Associated British Foods PLC	36,334	929,638
Barry Callebaut AG	372	858,077
BRF SA (B)	74,110	233,710
Campbell Soup Company	19,733	887,393
Charoen Pokphand Foods PCL, NVDR	494,500	383,147
Charoen Pokphand Indonesia Tbk PT	962,803	389,859
China Feihe, Ltd. (A)	406,000	484,463
China Huishan Dairy Holdings Company, Ltd. (B)(D)	280,500	0
China Mengniu Dairy Company, Ltd. (B)	360,353	2,343,166
Chocoladefabriken Lindt & Spruengli AG	12	1,346,938
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	114	$1,209,277
CJ CheilJedang Corp.	1,007	318,973
Conagra Brands, Inc.	46,685	1,632,574
Dali Foods Group Company, Ltd. (A)	223,800	117,871
Danone SA	80,284	4,884,417
General Mills, Inc.	58,963	3,975,875
Gruma SAB de CV, Class B	40,803	552,547
Grupo Bimbo SAB de CV, Series A	297,400	920,617
Hormel Foods Corp.	27,505	1,310,338
Indofood CBP Sukses Makmur Tbk PT	304,900	180,740
Indofood Sukses Makmur Tbk PT	591,817	255,978
IOI Corp. BHD	273,700	300,743
JBS SA	93,081	652,013
JDE Peet's NV	10,633	349,073
Kellogg Company	24,183	1,546,261
Kerry Group PLC, Class A	16,477	1,963,055
Kerry Group PLC, Class A (London Stock Exchange)	2,564	301,738
Kikkoman Corp.	14,600	1,088,399
Kuala Lumpur Kepong BHD	47,300	292,726
Lamb Weston Holdings, Inc.	14,015	931,016
McCormick & Company, Inc.	24,223	2,305,303
MEIJI Holdings Company, Ltd.	12,200	732,219
Monde Nissin Corp. (A)(B)	464,100	150,199
Mondelez International, Inc., Class A	135,889	8,898,012
Mowi ASA	61,797	1,591,199
Nestle Malaysia BHD	6,300	201,326
Nestle SA	302,301	39,388,526
Nisshin Seifun Group, Inc.	19,400	275,364
Nissin Foods Holdings Company, Ltd.	6,317	504,710
Orion Corp.	2,789	213,426
Orkla ASA	106,462	997,268
PPB Group BHD	72,320	309,088
QL Resources BHD	116,300	136,948
Saputo, Inc.	37,164	910,701
Sime Darby Plantation BHD	189,700	222,563
Thai Union Group PCL, NVDR	361,800	226,270
The Hershey Company	14,051	2,841,955
The J.M. Smucker Company	10,611	1,429,832
The Kraft Heinz Company	69,091	2,709,749
Tiger Brands, Ltd.	18,968	201,290
Tingyi Cayman Islands Holding Corp.	221,100	489,162
Toyo Suisan Kaisha, Ltd.	8,800	369,924
Tyson Foods, Inc., Class A	28,303	2,622,556
Uni-President China Holdings, Ltd.	143,900	149,638
Uni-President Enterprises Corp.	570,805	1,373,295
Universal Robina Corp.	91,860	215,293
Want Want China Holdings, Ltd.	536,912	571,557
WH Group, Ltd. (A)	831,770	580,888
Wilmar International, Ltd.	192,500	625,631
Yakult Honsha Company, Ltd.	12,800	694,641
Yihai International Holding, Ltd. (B)(C)	53,500	223,849
		108,393,532
Household products – 0.9%
Church & Dwight Company, Inc.	24,399	2,387,442
Colgate-Palmolive Company	84,405	6,494,965
Essity AB, B Shares	64,247	1,653,456
Henkel AG & Company KGaA	10,151	780,481
Kimberly-Clark Corp.	33,709	4,387,226
Kimberly-Clark de Mexico SAB de CV, Class A	288,435	403,198
Lion Corp.	22,400	293,600
Reckitt Benckiser Group PLC	72,573	6,145,271
The Clorox Company	12,247	1,785,490

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
The Procter & Gamble Company	241,476	$37,643,694
Unicharm Corp.	40,588	1,529,930
Unilever Indonesia Tbk PT	990,125	254,785
Vinda International Holdings, Ltd.	41,000	116,977
		63,876,515
Personal products – 0.6%
Amorepacific Corp.	3,858	595,524
AMOREPACIFIC Group	3,524	143,978
Beiersdorf AG	10,163	1,030,203
Hengan International Group Company, Ltd.	74,600	395,624
Kao Corp.	47,900	2,239,175
Kobayashi Pharmaceutical Company, Ltd.	5,300	453,941
Kose Corp.	3,400	389,773
LG Household & Health Care, Ltd.	1,131	897,384
L'Oreal SA	30,838	12,191,008
Natura & Company Holding SA (B)	95,280	425,183
Pola Orbis Holdings, Inc.	8,900	140,200
Shiseido Company, Ltd.	40,300	2,312,660
The Estee Lauder Companies, Inc., Class A	23,330	6,913,379
Unilever PLC	264,211	13,271,839
		41,399,871
Tobacco – 0.6%
Altria Group, Inc.	177,063	9,081,561
British American Tobacco PLC	221,938	9,726,852
Gudang Garam Tbk PT	65,282	143,060
Imperial Brands PLC	96,541	2,110,991
Japan Tobacco, Inc.	121,100	2,227,169
KT&G Corp.	14,088	936,522
Philip Morris International, Inc.	148,249	14,983,526
RLX Technology, Inc., ADR (B)(C)	70,600	217,448
Smoore International Holdings, Ltd. (A)(C)	204,000	757,259
Swedish Match AB	164,903	1,198,802
		41,383,190
		556,777,726
Energy – 4.3%
Energy equipment and services – 0.2%
Baker Hughes Company	103,847	3,051,025
China Oilfield Services, Ltd., H Shares	204,000	232,559
Dialog Group BHD	429,012	289,031
Halliburton Company	105,752	3,545,865
Schlumberger NV	165,313	6,486,882
Tenaris SA	91,052	1,173,412
		14,778,774
Oil, gas and consumable fuels – 4.1%
Adaro Energy Tbk PT	1,864,745	319,490
Aker BP ASA	17,224	539,466
Ampol, Ltd.	22,927	495,231
APA Corp.	42,815	1,525,498
BP PLC	2,045,193	9,968,500
Cameco Corp.	57,029	1,402,441
Canadian Natural Resources, Ltd.	168,869	9,434,015
Cenovus Energy, Inc.	187,772	2,952,502
Chevron Corp.	230,773	33,231,312
China Coal Energy Company, Ltd., H Shares	232,000	144,613
China Petroleum & Chemical Corp., H Shares	2,782,139	1,384,077
China Shenhua Energy Company, Ltd., H Shares	384,900	1,060,778
China Suntien Green Energy Corp., Ltd., H Shares	198,000	131,894
ConocoPhillips	157,044	14,897,194
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Cosan SA	108,676	$445,548
Coterra Energy, Inc.	95,500	2,228,015
Devon Energy Corp.	73,878	4,399,435
Diamondback Energy, Inc.	19,958	2,756,200
Ecopetrol SA	1,688,762	1,399,650
Empresas COPEC SA	53,738	416,713
Enbridge, Inc. (C)	290,449	12,548,313
ENEOS Holdings, Inc.	306,750	1,214,665
Eni SpA	486,619	7,569,216
EOG Resources, Inc.	69,196	7,952,004
Equinor ASA	136,638	4,295,283
Exxaro Resources, Ltd.	27,805	358,650
Exxon Mobil Corp.	505,632	39,651,661
Formosa Petrochemical Corp.	129,900	456,934
Galp Energia SGPS SA	48,653	538,555
GS Holdings Corp.	5,755	192,442
Hess Corp.	32,892	3,324,066
Hyundai Heavy Industries Holdings Company, Ltd.	5,496	236,654
Idemitsu Kosan Company, Ltd.	20,328	544,923
Imperial Oil, Ltd.	35,779	1,605,891
Inpex Corp.	102,800	1,059,613
Keyera Corp.	33,030	773,697
Kinder Morgan, Inc.	232,714	4,049,224
Lundin Energy AB	20,573	759,124
Marathon Oil Corp.	92,555	2,088,041
Marathon Petroleum Corp.	73,105	5,692,686
MOL Hungarian Oil & Gas PLC	52,861	412,332
Neste OYJ	32,631	1,272,434
Occidental Petroleum Corp.	104,060	4,550,544
OMV AG	21,057	1,002,386
ONEOK, Inc.	52,903	3,454,566
Parkland Corp.	22,268	582,745
Pembina Pipeline Corp. (C)	79,361	2,698,587
PetroChina Company, Ltd., H Shares	2,407,239	1,289,379
Petroleo Brasileiro SA	390,409	2,775,971
Petronas Dagangan BHD	29,100	149,507
Phillips 66	51,803	4,363,885
Pioneer Natural Resources Company	27,056	6,482,618
Polski Koncern Naftowy ORLEN SA	35,145	593,663
Polskie Gornictwo Naftowe i Gazownictwo SA	207,625	273,631
PTT Exploration & Production PCL, NVDR	174,100	733,005
PTT PCL, NVDR	1,262,100	1,536,315
Repsol SA	156,476	2,030,438
Santos, Ltd.	318,387	1,695,676
Shell PLC	783,044	20,649,489
SK Innovation Company, Ltd. (B)	6,081	1,026,570
S-Oil Corp.	5,327	379,386
Suncor Energy, Inc.	212,298	6,492,048
TC Energy Corp.	140,250	7,535,325
Thai Oil PCL, NVDR	132,200	219,766
The Williams Companies, Inc.	144,922	4,533,160
TotalEnergies SE	308,094	15,695,910
Tourmaline Oil Corp.	44,458	1,753,767
Turkiye Petrol Rafinerileri AS (B)	10,598	147,916
Ultrapar Participacoes SA	75,702	212,901
United Tractors Tbk PT	217,437	379,424
Valero Energy Corp.	48,327	4,035,788
Washington H. Soul Pattinson & Company, Ltd.	21,273	390,274
Woodside Petroleum, Ltd.	95,622	1,998,143

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Yankuang Energy Group Company, Ltd., H Shares (C)	172,010	$423,220
		285,814,983
		300,593,757
Financials – 16.2%
Banks – 7.2%
ABN AMRO Bank NV (A)	44,044	586,103
Absa Group, Ltd.	81,641	938,600
Agricultural Bank of China, Ltd., H Shares	3,006,400	1,138,581
Akbank TAS	293,957	150,044
AMMB Holdings BHD (B)	185,300	148,609
Australia & New Zealand Banking Group, Ltd.	282,054	5,339,802
Banco Bilbao Vizcaya Argentaria SA	719,190	4,267,475
Banco Bradesco SA	148,753	487,888
Banco de Chile	6,211,104	658,514
Banco de Credito e Inversiones SA	7,595	271,638
Banco do Brasil SA	91,294	617,246
Banco Espirito Santo SA (B)	322,715	323
Banco Inter SA	36,600	141,917
Banco Santander Brasil SA	43,626	258,582
Banco Santander Chile	8,610,975	422,831
Banco Santander SA	1,868,320	6,221,534
Bancolombia SA	86,048	853,266
Bank Central Asia Tbk PT	7,227,950	4,080,653
Bank Hapoalim BM	126,838	1,344,291
Bank Leumi Le-Israel BM	160,886	1,742,865
Bank Mandiri Persero Tbk PT	2,435,756	1,316,870
Bank Negara Indonesia Persero Tbk PT	994,153	557,037
Bank of America Corp.	881,481	38,961,460
Bank of China, Ltd., H Shares	9,127,122	3,553,204
Bank of Communications Company, Ltd., H Shares	988,976	677,972
Bank of Montreal	92,881	10,605,655
Bank of the Philippine Islands	189,987	371,312
Bank Polska Kasa Opieki SA	20,924	574,029
Bank Rakyat Indonesia Persero Tbk PT	8,910,510	2,849,226
Barclays PLC	1,708,785	4,175,517
BDO Unibank, Inc.	202,080	512,104
BNP Paribas SA	138,432	8,032,450
BOC Hong Kong Holdings, Ltd.	366,000	1,315,793
CaixaBank SA	474,476	1,558,456
Canadian Imperial Bank of Commerce	64,794	8,201,106
Capitec Bank Holdings, Ltd.	9,031	1,219,300
Chang Hwa Commercial Bank, Ltd.	495,526	314,602
China Bohai Bank Company, Ltd., H Shares (A)	366,000	61,029
China CITIC Bank Corp., Ltd., H Shares	1,027,400	482,789
China Construction Bank Corp., H Shares	11,004,296	8,252,832
China Everbright Bank Company, Ltd., H Shares	361,595	134,480
China Merchants Bank Company, Ltd., H Shares	444,674	3,748,293
China Minsheng Banking Corp., Ltd., H Shares	651,200	253,641
CIMB Group Holdings BHD	710,800	968,247
Citigroup, Inc.	244,020	14,453,305
Citizens Financial Group, Inc.	52,408	2,747,227
Comerica, Inc.	15,923	1,520,487
Commerzbank AG (B)	99,261	829,536
Commonwealth Bank of Australia	176,651	11,984,614
Concordia Financial Group, Ltd.	110,300	448,732
Credicorp, Ltd.	12,400	1,875,500
Credit Agricole SA	153,346	1,953,374
CTBC Financial Holding Company, Ltd.	2,196,090	2,146,629
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Danske Bank A/S	70,798	$1,199,177
DBS Group Holdings, Ltd.	178,172	4,479,268
DNB Bank ASA	130,980	2,932,414
E.Sun Financial Holding Company, Ltd.	1,412,889	1,493,498
Erste Group Bank AG	49,600	1,763,122
Fifth Third Bancorp	83,774	4,007,748
FinecoBank Banca Fineco SpA	116,792	1,946,435
First Financial Holding Company, Ltd.	1,206,234	1,110,625
First Republic Bank	22,240	3,853,302
Grupo Financiero Banorte SAB de CV, Series O	494,450	3,355,481
Grupo Financiero Inbursa SAB de CV, Series O (B)	425,800	695,841
Hana Financial Group, Inc.	36,179	1,469,874
Hang Seng Bank, Ltd.	74,695	1,377,457
Hong Leong Bank BHD	73,800	353,315
Hong Leong Financial Group BHD	25,300	116,564
HSBC Holdings PLC	2,079,924	14,439,419
Hua Nan Financial Holdings Company, Ltd.	983,008	779,457
Huntington Bancshares, Inc.	176,333	2,736,688
Industrial & Commercial Bank of China, Ltd., H Shares	6,453,623	3,852,523
Industrial Bank of Korea	33,349	299,592
ING Groep NV	410,827	4,797,839
Intesa Sanpaolo SpA	3,188,953	8,152,003
Israel Discount Bank, Ltd., Class A	131,707	868,496
Japan Post Bank Company, Ltd. (C)	38,800	340,444
JPMorgan Chase & Co.	363,511	51,545,860
KakaoBank Corp. (B)	11,378	459,371
KB Financial Group, Inc.	47,638	2,350,194
KBC Group NV	28,739	2,070,557
KeyCorp	114,252	2,864,298
Komercni banka AS	7,855	309,019
Krung Thai Bank PCL, NVDR	475,800	204,702
Lloyds Banking Group PLC	7,228,923	4,659,078
M&T Bank Corp.	15,715	2,863,744
Malayan Banking BHD	507,533	1,060,469
mBank SA (B)	1,726	168,685
Mediobanca Banca di Credito Finanziario SpA	120,114	1,250,894
Mega Financial Holding Company, Ltd.	1,288,275	1,736,081
Metropolitan Bank & Trust Company	190,034	212,020
Mitsubishi UFJ Financial Group, Inc.	1,229,100	7,545,425
Mizrahi Tefahot Bank, Ltd.	16,175	632,108
Mizuho Financial Group, Inc.	243,270	3,206,085
Moneta Money Bank AS (A)	37,002	146,433
National Australia Bank, Ltd.	327,679	6,882,253
National Bank of Canada	49,001	3,928,972
NatWest Group PLC	586,879	1,798,291
Nedbank Group, Ltd.	51,582	734,414
Nordea Bank ABP	339,329	3,754,174
OTP Bank NYRT (B)	29,023	1,107,495
Oversea-Chinese Banking Corp., Ltd.	338,978	2,937,387
People's United Financial, Inc.	52,169	1,099,723
Postal Savings Bank of China Company, Ltd., H Shares (A)	915,300	751,538
Powszechna Kasa Oszczednosci Bank Polski SA (B)	101,358	974,104
Public Bank BHD	1,590,210	1,688,875
Raiffeisen Bank International AG	20,624	336,066
Regions Financial Corp.	116,577	2,819,998
Resona Holdings, Inc.	209,700	937,840
RHB Bank BHD	197,341	278,112
Royal Bank of Canada	204,318	22,601,520

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Santander Bank Polska SA	4,005	$299,997
Shinhan Financial Group Company, Ltd.	52,678	1,713,918
Signature Bank	7,289	2,513,903
SinoPac Financial Holdings Company, Ltd.	1,191,772	731,821
Skandinaviska Enskilda Banken AB, A Shares	172,080	1,982,425
Societe Generale SA	100,412	2,839,404
Standard Bank Group, Ltd.	147,232	1,560,072
Standard Chartered PLC	264,164	1,882,591
Sumitomo Mitsui Financial Group, Inc.	131,079	4,648,356
Sumitomo Mitsui Trust Holdings, Inc.	34,138	1,212,992
SVB Financial Group (B)	7,180	4,351,080
Svenska Handelsbanken AB, A Shares	151,112	1,436,593
Swedbank AB, A Shares	94,218	1,522,287
Taishin Financial Holding Company, Ltd.	1,207,003	845,898
Taiwan Cooperative Financial Holding Company, Ltd.	1,099,659	1,043,229
The Bank of Nova Scotia	174,458	12,642,183
The Chiba Bank, Ltd.	53,900	338,812
The PNC Financial Services Group, Inc.	51,891	10,339,282
The Shanghai Commercial & Savings Bank, Ltd.	417,000	686,902
The Shizuoka Bank, Ltd.	43,800	323,820
The Siam Commercial Bank PCL, NVDR	107,700	416,180
The Toronto-Dominion Bank	259,914	20,973,573
Truist Financial Corp.	165,227	10,280,424
Turkiye Garanti Bankasi AS	220,957	177,090
Turkiye Is Bankasi AS, Class C	161,309	93,401
U.S. Bancorp	166,429	9,409,896
UniCredit SpA	411,795	5,202,830
United Overseas Bank, Ltd.	117,357	2,608,304
Wells Fargo & Company	488,134	26,051,712
Westpac Banking Corp.	364,149	6,018,014
Woori Financial Group, Inc.	61,017	729,861
Zions Bancorp NA	18,910	1,340,530
		504,881,317
Capital markets – 3.5%
3i Group PLC	101,156	1,802,005
abrdn PLC	235,662	653,191
Ameriprise Financial, Inc.	17,926	5,374,036
Amundi SA (A)	8,010	555,541
ASX, Ltd.	19,659	1,180,748
B3 SA - Brasil Bolsa Balcao	652,628	1,836,094
Banco BTG Pactual SA	128,200	636,934
Bangkok Commercial Asset Management PCL, NVDR	222,700	149,926
BlackRock, Inc.	23,036	17,136,250
Brookfield Asset Management, Inc., Class A	201,768	11,026,800
Cboe Global Markets, Inc.	17,064	2,001,437
China Cinda Asset Management Company, Ltd., H Shares	1,102,100	198,944
China Everbright, Ltd.	15,984	17,603
China Galaxy Securities Company, Ltd., H Shares	428,100	245,037
China International Capital Corp., Ltd., H Shares (A)	165,400	402,405
CI Financial Corp.	2,292	37,522
CITIC Securities Company, Ltd., H Shares	302,100	731,898
CME Group, Inc.	58,964	13,946,755
Credit Suisse Group AG	287,861	2,411,442
Daiwa Securities Group, Inc.	148,218	876,338
Deutsche Bank AG (B)	211,617	2,612,367
Deutsche Boerse AG	19,363	3,296,021
EQT AB	31,384	1,050,423
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Euronext NV (A)	10,703	$966,175
FactSet Research Systems, Inc.	6,086	2,471,464
Franklin Resources, Inc.	43,966	1,307,109
Futu Holdings, Ltd., ADR (B)(C)	5,200	222,300
GF Securities Company, Ltd., H Shares	130,800	196,368
Haitong Securities Company, Ltd., H Shares	324,700	279,401
Hargreaves Lansdown PLC	36,677	555,884
Hong Kong Exchanges & Clearing, Ltd.	119,177	5,774,919
Huatai Securities Company, Ltd., H Shares (A)	181,500	297,170
IGM Financial, Inc.	14,463	513,822
Intercontinental Exchange, Inc.	91,026	11,662,251
Invesco, Ltd.	54,017	1,147,321
Japan Exchange Group, Inc.	52,198	977,463
Julius Baer Group, Ltd.	24,244	1,419,642
Korea Investment Holdings Company, Ltd. (B)	5,364	356,358
London Stock Exchange Group PLC	33,612	2,936,232
Macquarie Group, Ltd.	35,157	4,626,775
Magellan Financial Group, Ltd.	14,853	198,735
MarketAxess Holdings, Inc.	6,139	2,341,599
Meritz Securities Company, Ltd.	37,787	185,042
Mirae Asset Securities Company, Ltd.	37,781	278,801
Moody's Corp.	25,856	8,326,408
Morgan Stanley	228,713	20,753,418
MSCI, Inc.	13,399	6,722,144
Nasdaq, Inc.	18,816	3,220,358
NH Investment & Securities Company, Ltd. (B)	21,004	203,254
Noah Holdings, Ltd., ADR (B)	4,200	119,112
Nomura Holdings, Inc.	315,300	1,438,738
Northern Trust Corp.	33,107	3,770,887
Onex Corp.	12,109	813,190
Partners Group Holding AG	2,455	3,318,641
Raymond James Financial, Inc.	29,514	3,236,210
Reinet Investments SCA	16,071	330,976
S&P Global, Inc.	48,130	18,082,595
Samsung Securities Company, Ltd.	8,554	303,169
SBI Holdings, Inc.	25,264	662,723
Schroders PLC	14,180	580,502
Singapore Exchange, Ltd.	79,900	554,329
St. James's Place PLC	56,348	1,056,409
State Street Corp.	58,076	4,955,625
T. Rowe Price Group, Inc.	36,135	5,223,676
The Bank of New York Mellon Corp.	120,840	6,422,646
The Charles Schwab Corp.	239,800	20,253,508
The Goldman Sachs Group, Inc.	54,276	18,523,856
TMX Group, Ltd.	8,839	892,896
UBS Group AG	379,766	6,986,467
		243,646,285
Consumer finance – 0.6%
360 DigiTech, Inc., ADR	9,900	185,625
American Express Company	99,899	19,434,351
Capital One Financial Corp.	67,789	10,390,020
Discover Financial Services	46,428	5,731,072
Krungthai Card PCL, NVDR	114,400	222,623
Muangthai Capital PCL, NVDR	94,200	149,198
Srisawad Corp. PCL, NVDR	96,400	171,141
Synchrony Financial	86,806	3,713,561
		39,997,591
Diversified financial services – 1.6%
Berkshire Hathaway, Inc., Class B (B)	294,050	94,522,373
Chailease Holding Company, Ltd.	155,151	1,408,074
Eurazeo SE	4,795	370,369

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
EXOR NV	21,200	$1,606,231
Far East Horizon, Ltd.	197,300	168,154
FirstRand, Ltd.	569,650	2,452,716
Groupe Bruxelles Lambert SA	13,144	1,364,824
Grupo de Inversiones Suramericana SA	40,754	330,731
Industrivarden AB, A Shares	15,259	421,376
Industrivarden AB, C Shares	15,996	433,568
Investor AB, A Shares	49,926	1,103,988
Investor AB, B Shares	196,194	3,994,995
Kinnevik AB, B Shares (B)	25,890	659,168
L.E. Lundbergforetagen AB, B Shares	8,156	393,831
M&G PLC	263,621	725,716
Metro Pacific Investments Corp.	1,262,900	95,564
Mitsubishi HC Capital, Inc.	66,200	344,269
ORIX Corp.	124,100	2,460,050
Remgro, Ltd.	59,565	541,648
Sofina SA	1,834	712,244
Tokyo Century Corp.	3,700	162,214
Wendel SE	3,154	320,189
Yuanta Financial Holding Company, Ltd.	1,163,034	1,038,930
		115,631,222
Insurance – 3.3%
Admiral Group PLC	19,900	792,728
Aegon NV	197,996	978,059
Aflac, Inc.	85,751	5,238,529
Ageas SA/NV	20,753	998,347
AIA Group, Ltd.	1,199,309	12,453,438
Allianz SE	42,377	9,552,509
American International Group, Inc.	117,125	7,172,735
Aon PLC, Class A	31,493	9,200,365
Arthur J. Gallagher & Company	29,664	4,692,548
Assicurazioni Generali SpA	218,807	4,327,311
Assurant, Inc.	8,156	1,384,155
Aviva PLC	411,711	2,306,972
AXA SA	241,360	6,530,625
Baloise Holding AG	5,432	911,177
BB Seguridade Participacoes SA	76,808	338,686
Brookfield Asset Management Reinsurance Partners, Ltd., Class A (B)	678	37,583
Brown & Brown, Inc.	33,351	2,254,861
Cathay Financial Holding Company, Ltd.	957,890	2,153,945
China Development Financial Holding Corp.	1,815,476	1,243,264
China Life Insurance Company, Ltd., H Shares	865,076	1,433,111
China Pacific Insurance Group Company, Ltd., H Shares	306,579	853,693
China Taiping Insurance Holdings Company, Ltd.	198,200	234,591
Chubb, Ltd.	61,005	12,423,058
Cincinnati Financial Corp.	21,256	2,610,024
CNP Assurances	22,369	545,205
Dai-ichi Life Holdings, Inc.	103,100	2,141,195
DB Insurance Company, Ltd.	5,921	304,831
Discovery, Ltd. (B)	50,730	519,528
Everest Re Group, Ltd.	5,551	1,655,419
Fairfax Financial Holdings, Ltd.	3,663	1,775,724
Fubon Financial Holding Company, Ltd.	909,324	2,455,233
Gjensidige Forsikring ASA	29,318	725,170
Globe Life, Inc.	13,036	1,316,115
Great-West Lifeco, Inc.	45,006	1,353,908
Hannover Rueck SE	6,354	1,169,783
iA Financial Corp., Inc.	17,322	1,029,207
Insurance Australia Group, Ltd.	250,902	837,626
Intact Financial Corp.	25,599	3,671,513
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Japan Post Holdings Company, Ltd. (B)	250,800	$2,073,038
Japan Post Insurance Company, Ltd.	21,700	370,610
Legal & General Group PLC	628,007	2,322,010
Lincoln National Corp.	23,568	1,588,955
Loews Corp.	28,495	1,747,883
Mapfre SA	11,026	21,644
Marsh & McLennan Companies, Inc.	72,414	11,253,860
Medibank Private, Ltd.	278,026	641,270
MetLife, Inc.	100,221	6,769,929
MS&AD Insurance Group Holdings, Inc.	46,468	1,572,324
Muenchener Rueckversicherungs-Gesellschaft AG	14,514	3,981,729
New China Life Insurance Company, Ltd., H Shares	106,600	305,076
NN Group NV	29,748	1,427,752
Old Mutual, Ltd.	541,953	444,951
Phoenix Group Holdings PLC	75,488	625,667
PICC Property & Casualty Company, Ltd., H Shares	805,848	850,642
Ping An Insurance Group Company of China, Ltd., H Shares	723,610	5,610,628
Poste Italiane SpA (A)	103,010	1,181,475
Power Corp. of Canada	85,349	2,632,183
Powszechny Zaklad Ubezpieczen SA	72,941	547,251
Principal Financial Group, Inc.	34,882	2,464,064
Prudential Financial, Inc.	52,864	5,902,794
Prudential PLC	269,019	4,067,154
QBE Insurance Group, Ltd.	149,783	1,249,942
Rand Merchant Investment Holdings, Ltd.	91,992	288,348
Sampo OYJ, A Shares	39,692	1,872,848
Samsung Fire & Marine Insurance Company, Ltd.	3,862	614,137
Samsung Life Insurance Company, Ltd.	8,938	446,896
Sanlam, Ltd.	217,773	917,725
Shin Kong Financial Holding Company, Ltd.	1,452,694	589,118
Sompo Holdings, Inc.	32,860	1,426,717
Sun Life Financial, Inc.	87,850	4,620,182
Suncorp Group, Ltd.	130,870	1,018,002
Swiss Life Holding AG	3,516	2,145,383
Swiss Re AG	32,998	3,153,145
T&D Holdings, Inc.	56,800	824,933
The Allstate Corp.	40,770	4,988,617
The Hartford Financial Services Group, Inc.	48,079	3,340,529
The People's Insurance Company Group of China, Ltd., H Shares	970,900	312,227
The Progressive Corp.	83,840	8,881,171
The Travelers Companies, Inc.	34,722	5,966,281
Tokio Marine Holdings, Inc.	64,314	3,659,534
Tryg A/S	37,248	842,766
W.R. Berkley Corp.	19,875	1,794,713
Willis Towers Watson PLC	17,654	3,924,484
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)(C)	56,000	184,320
Zurich Insurance Group AG	16,422	7,537,633
		228,625,311
		1,132,781,726
Health care – 9.3%
Biotechnology – 1.0%
3SBio, Inc. (A)(B)	144,800	115,083
AbbVie, Inc.	127,560	18,849,541
Achillion Pharmaceuticals, Inc. (B)(D)	17,157	25,801
Aduro Biotech, Inc. (B)(D)	1,925	5,775
Akeso, Inc. (A)(B)(C)	32,000	84,504

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Alder Biopharmaceuticals, Inc. (B)(C)(D)	9,683	$14,078
Alteogen, Inc. (B)	3,349	150,840
Amgen, Inc.	41,225	9,336,638
Argenx SE (B)	5,310	1,537,474
BeiGene, Ltd., ADR (B)	5,300	1,115,756
Biogen, Inc. (B)	10,748	2,267,935
Celltrion, Inc.	11,809	1,576,264
CSL, Ltd.	47,566	9,043,439
Genmab A/S (B)	6,670	2,241,762
Gilead Sciences, Inc.	92,023	5,558,189
Green Cross Corp.	719	109,402
Grifols SA	32,574	617,606
I-Mab, ADR (B)	4,400	108,768
Incyte Corp. (B)	13,808	943,086
Innovent Biologics, Inc. (A)(B)	132,500	597,970
Legend Biotech Corp., ADR (B)	5,176	204,918
Moderna, Inc. (B)	25,830	3,967,488
PDL BioPharma, Inc. (B)(D)	18,396	32,929
Progenics Pharmaceuticals, Inc. (B)(D)	11,327	4,341
Regeneron Pharmaceuticals, Inc. (B)	7,659	4,736,019
Seegene, Inc.	4,410	189,013
SK Bioscience Company, Ltd. (B)	2,759	337,864
Vertex Pharmaceuticals, Inc. (B)	18,803	4,325,066
Zai Lab, Ltd., ADR (B)	8,700	475,890
		68,573,439
Health care equipment and supplies – 2.0%
Abbott Laboratories	168,321	20,302,879
ABIOMED, Inc. (B)	4,328	1,344,883
Alcon, Inc.	53,714	4,149,812
Align Technology, Inc. (B)	6,946	3,552,601
Ambu A/S, Class B (C)	17,062	314,636
Asahi Intecc Company, Ltd.	21,800	470,734
Baxter International, Inc.	47,729	4,055,533
Becton, Dickinson and Company	27,561	7,476,748
BioMerieux	5,077	558,020
Boston Scientific Corp. (B)	135,698	5,993,781
Carl Zeiss Meditec AG, Bearer Shares	4,091	642,020
Cochlear, Ltd.	6,501	1,061,249
Coloplast A/S, B Shares	11,950	1,797,735
Demant A/S (B)	10,860	458,951
Dentsply Sirona, Inc.	20,448	1,107,055
DexCom, Inc. (B)	9,276	3,839,429
DiaSorin SpA	4,879	730,164
Edwards Lifesciences Corp. (B)	59,353	6,669,497
Fisher & Paykel Healthcare Corp., Ltd.	99,017	1,860,729
Getinge AB, B Shares	24,025	932,519
GN Store Nord A/S	12,599	666,022
Hartalega Holdings BHD	187,300	205,877
Hologic, Inc. (B)	24,345	1,732,634
Hoya Corp.	37,300	4,859,021
IDEXX Laboratories, Inc. (B)	8,028	4,273,706
Inmode, Ltd. (B)	5,600	239,064
Intuitive Surgical, Inc. (B)	33,667	9,774,540
Koninklijke Philips NV	97,337	3,324,902
Medtronic PLC	126,651	13,297,088
Microport Scientific Corp.	72,100	200,552
Olympus Corp.	111,324	2,261,042
ResMed, Inc.	14,007	3,456,227
SD Biosensor, Inc.	4,380	199,691
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	284,400	392,697
Siemens Healthineers AG (A)	28,636	1,837,584
Smith & Nephew PLC	89,460	1,600,072
Sonova Holding AG	5,876	2,275,153
Sri Trang Gloves Thailand PCL	82,800	65,411
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Sri Trang Gloves Thailand PCL, NVDR (C)	45,500	$35,944
STERIS PLC	9,479	2,274,960
Straumann Holding AG	1,109	1,761,606
Stryker Corp.	31,978	8,421,406
Sysmex Corp.	16,900	1,352,853
Teleflex, Inc.	4,441	1,493,553
Terumo Corp.	65,246	2,119,084
The Cooper Companies, Inc.	4,673	1,911,350
Top Glove Corp. BHD	583,100	284,580
Venus MedTech Hangzhou, Inc., H Shares (A)(B)	25,000	69,506
Zimmer Biomet Holdings, Inc.	19,705	2,506,279
		140,211,379
Health care providers and services – 1.7%
AmerisourceBergen Corp.	14,211	2,025,494
Amplifon SpA	24,025	1,031,020
Anthem, Inc.	23,001	10,393,002
Bangkok Dusit Medical Services PCL, NVDR	1,200,800	873,057
Bumrungrad Hospital PCL, NVDR	59,000	278,026
Cardinal Health, Inc.	26,800	1,447,468
Celltrion Healthcare Company, Ltd.	10,444	555,491
Centene Corp. (B)	55,579	4,591,937
Cigna Corp.	31,050	7,383,069
CVS Health Corp.	123,921	12,844,412
DaVita, Inc. (B)	6,232	702,783
Fresenius Medical Care AG & Company KGaA	20,833	1,336,617
Fresenius SE & Company KGaA	42,679	1,489,165
Hapvida Participacoes e Investimentos SA (A)	449,339	1,051,810
HCA Healthcare, Inc.	22,374	5,600,436
Henry Schein, Inc. (B)	13,068	1,128,814
Humana, Inc.	12,165	5,283,503
Hygeia Healthcare Holdings Company, Ltd. (A)	38,800	211,826
IHH Healthcare BHD	191,409	300,297
Jinxin Fertility Group, Ltd. (A)(B)	143,500	167,792
Laboratory Corp. of America Holdings (B)	9,080	2,463,041
McKesson Corp.	14,519	3,992,144
Medipal Holdings Corp.	18,100	331,266
NMC Health PLC (B)	8,800	176
Orpea SA	6,408	265,357
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	51,600	159,904
Quest Diagnostics, Inc.	11,744	1,541,635
Ramsay Health Care, Ltd.	18,185	848,289
Rede D'Or Sao Luiz SA (A)	42,500	418,666
Ryman Healthcare, Ltd. (C)	74,864	509,217
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	89,600	161,734
Sinopharm Group Company, Ltd., H Shares	155,100	375,991
Sonic Healthcare, Ltd.	45,225	1,154,033
UnitedHealth Group, Inc.	89,859	42,761,202
Universal Health Services, Inc., Class B	6,941	999,018
		114,677,692
Health care technology – 0.1%
Alibaba Health Information Technology, Ltd. (B)	459,100	321,476
Cerner Corp.	27,786	2,591,045

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
M3, Inc.	44,600	$1,678,008
		4,590,529
Life sciences tools and services – 0.9%
Agilent Technologies, Inc.	22,238	2,898,946
Bachem Holding AG, Class B	661	393,378
Bio-Rad Laboratories, Inc., Class A (B)	1,592	996,528
Bio-Techne Corp.	2,863	1,200,771
Charles River Laboratories International, Inc. (B)	3,689	1,074,089
Danaher Corp.	46,983	12,892,605
Eurofins Scientific SE	16,395	1,663,729
Genscript Biotech Corp. (B)	131,400	521,003
Hangzhou Tigermed Consulting Company, Ltd., H Shares (A)	14,000	157,515
Illumina, Inc. (B)	11,478	3,748,715
IQVIA Holdings, Inc. (B)	13,931	3,205,802
Lonza Group AG	7,999	5,534,523
Mettler-Toledo International, Inc. (B)	1,675	2,359,640
PerkinElmer, Inc.	9,354	1,680,072
Pharmaron Beijing Company, Ltd., H Shares (A)	15,100	183,073
QIAGEN NV (B)	23,074	1,159,293
Samsung Biologics Company, Ltd. (A)(B)	1,979	1,287,444
Sartorius Stedim Biotech	3,395	1,301,882
Thermo Fisher Scientific, Inc.	28,965	15,756,960
Waters Corp. (B)	4,472	1,416,417
West Pharmaceutical Services, Inc.	5,428	2,101,070
WuXi AppTec Company, Ltd., H Shares (A)	39,446	561,492
Wuxi Biologics Cayman, Inc. (A)(B)	411,100	3,400,379
		65,495,326
Pharmaceuticals – 3.6%
Aspen Pharmacare Holdings, Ltd.	43,673	572,091
Astellas Pharma, Inc.	187,600	3,129,959
AstraZeneca PLC	157,635	19,159,956
Bausch Health Companies, Inc. (B)	44,357	1,067,018
Bayer AG	99,753	5,762,029
Bristol-Myers Squibb Company	154,542	10,612,399
Canopy Growth Corp. (B)(C)	35,203	251,073
CanSino Biologics, Inc., H Shares (A)(B)(C)	9,200	166,275
Catalent, Inc. (B)	11,952	1,219,582
Celltrion Pharm, Inc. (B)	2,047	150,614
China Medical System Holdings, Ltd.	154,500	275,111
China Traditional Chinese Medicine Holdings Company, Ltd.	318,400	181,507
Chugai Pharmaceutical Company, Ltd.	67,700	2,245,854
CSPC Pharmaceutical Group, Ltd.	1,021,792	1,211,194
Daiichi Sankyo Company, Ltd.	176,700	4,310,669
Eisai Company, Ltd.	23,954	1,188,472
Elanco Animal Health, Inc. (B)(D)	6,772	0
Eli Lilly & Company	55,217	13,801,489
GlaxoSmithKline PLC	511,872	10,674,646
Hanmi Pharm Company, Ltd. (B)	813	180,079
Hansoh Pharmaceutical Group Company, Ltd. (A)	134,000	286,049
Hikma Pharmaceuticals PLC	17,590	489,705
Hutchmed China, Ltd., ADR (B)	9,800	267,050
Hypera SA	40,279	261,290
Ipsen SA	4,592	534,323
Johnson & Johnson	183,306	30,166,668
Kalbe Farma Tbk PT	2,737,510	313,536
Kyowa Kirin Company, Ltd.	27,128	694,230
Merck & Company, Inc.	175,175	13,414,902
Merck KGaA	13,167	2,611,641
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Nippon Shinyaku Company, Ltd.	4,900	$319,138
Novartis AG	235,520	20,700,182
Novo Nordisk A/S, B Shares	171,031	17,698,870
Oneness Biotech Company, Ltd. (B)	27,000	239,335
Ono Pharmaceutical Company, Ltd.	37,300	918,326
Organon & Company	17,564	655,664
Orion OYJ, Class B	8,141	382,292
Otsuka Holdings Company, Ltd.	39,400	1,358,283
Pfizer, Inc.	390,917	18,349,644
Recordati Industria Chimica e Farmaceutica SpA	20,032	979,795
Richter Gedeon NYRT	18,106	379,997
Roche Holding AG	75,535	28,607,621
Roche Holding AG, Bearer Shares	3,343	1,395,399
Sanofi	139,906	14,624,724
Santen Pharmaceutical Company, Ltd.	35,800	408,016
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	57,500	230,547
Shin Poong Pharmaceutical Company, Ltd. (B)	3,880	113,326
Shionogi & Company, Ltd.	26,763	1,779,535
Sino Biopharmaceutical, Ltd.	1,175,525	750,414
SK Biopharmaceuticals Company, Ltd. (B)	3,268	231,963
Sumitomo Dainippon Pharma Company, Ltd.	18,200	199,739
Taisho Pharmaceutical Holdings Company, Ltd.	3,700	183,669
Takeda Pharmaceutical Company, Ltd.	159,328	4,857,958
Teva Pharmaceutical Industries, Ltd., ADR (B)	120,936	983,210
UCB SA	14,734	1,608,020
Viatris, Inc.	83,340	917,573
Vifor Pharma AG	5,223	916,789
Yuhan Corp.	6,178	300,178
Zoetis, Inc.	33,012	6,392,774
		251,682,392
		645,230,757
Industrials – 8.9%
Aerospace and defense – 1.1%
Airbus SE	72,628	9,273,075
Aselsan Elektronik Sanayi Ve Ticaret AS	65,336	105,596
AviChina Industry & Technology Company, Ltd., H Shares	291,300	180,850
BAE Systems PLC	328,690	3,155,749
CAE, Inc. (B)	46,348	1,239,969
Dassault Aviation SA	3,110	462,799
General Dynamics Corp.	19,462	4,562,866
Howmet Aerospace, Inc.	31,733	1,139,849
Huntington Ingalls Industries, Inc.	3,356	685,966
Korea Aerospace Industries, Ltd. (B)	8,821	274,438
L3Harris Technologies, Inc.	16,480	4,158,069
Lockheed Martin Corp.	20,566	8,921,531
MTU Aero Engines AG	5,483	1,312,554
Northrop Grumman Corp.	12,443	5,501,548
Raytheon Technologies Corp.	124,377	12,773,518
Rolls-Royce Holdings PLC (B)	851,492	1,174,600
Safran SA	42,221	5,368,279
Singapore Technologies Engineering, Ltd.	152,800	433,023
Textron, Inc.	18,474	1,351,004
Thales SA	13,233	1,512,834
The Boeing Company (B)	45,422	9,326,953

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
TransDigm Group, Inc. (B)	4,347	$2,897,667
		75,812,737
Air freight and logistics – 0.7%
CH Robinson Worldwide, Inc.	21,706	2,098,536
Deutsche Post AG	100,733	5,063,062
DSV A/S	20,745	3,818,255
Expeditors International of Washington, Inc.	28,540	2,949,894
FedEx Corp.	41,097	9,134,630
Hyundai Glovis Company, Ltd.	2,301	339,433
InPost SA (B)(C)	21,148	130,602
SG Holdings Company, Ltd.	32,200	682,485
United Parcel Service, Inc., Class B	122,781	25,835,578
Yamato Holdings Company, Ltd.	29,500	579,345
ZTO Express Cayman, Inc., ADR	49,600	1,460,224
		52,092,044
Airlines – 0.2%
Air Canada (B)	26,772	505,869
Air China, Ltd., H Shares (B)	196,966	151,482
Alaska Air Group, Inc. (B)	20,645	1,159,010
American Airlines Group, Inc. (B)(C)	107,775	1,859,119
ANA Holdings, Inc. (B)	15,800	347,887
China Southern Airlines Company, Ltd., H Shares (B)(C)	184,900	116,980
Delta Air Lines, Inc. (B)	105,826	4,224,574
Deutsche Lufthansa AG (B)	60,242	457,540
Japan Airlines Company, Ltd. (B)	14,200	281,567
Korean Air Lines Company, Ltd. (B)	20,922	515,454
Qantas Airways, Ltd. (B)	92,325	342,108
Singapore Airlines, Ltd. (B)	129,740	491,258
Southwest Airlines Company (B)	99,026	4,337,339
United Airlines Holdings, Inc. (B)	53,583	2,379,085
		17,169,272
Building products – 0.6%
A.O. Smith Corp.	15,025	1,030,415
AGC, Inc.	19,584	868,796
Allegion PLC	10,193	1,167,302
Assa Abloy AB, B Shares	105,701	2,774,407
Carrier Global Corp.	98,144	4,404,703
China Lesso Group Holdings, Ltd.	124,000	190,908
Cie de Saint-Gobain	62,300	3,862,916
Daikin Industries, Ltd.	25,100	4,638,594
Fortune Brands Home & Security, Inc.	15,429	1,340,780
Geberit AG	3,804	2,488,490
Johnson Controls International PLC	79,665	5,175,038
Kingspan Group PLC	18,433	1,800,208
Lixil Corp.	26,700	595,073
Masco Corp.	27,698	1,552,196
Nibe Industrier AB, B Shares	150,616	1,340,748
Rockwool International A/S, B Shares	850	291,389
TOTO, Ltd.	14,300	601,984
Trane Technologies PLC	26,808	4,126,555
Xinyi Glass Holdings, Ltd.	180,000	479,473
		38,729,975
Commercial services and supplies – 0.3%
Brambles, Ltd.	143,689	1,034,952
China Everbright Environment Group, Ltd.	425,500	305,499
Cintas Corp.	7,036	2,640,752
Copart, Inc. (B)	17,070	2,097,562
Dai Nippon Printing Company, Ltd.	22,300	582,135
GFL Environmental, Inc.	22,781	666,086
Rentokil Initial PLC	187,948	1,275,483
Republic Services, Inc.	16,582	1,994,483
Ritchie Brothers Auctioneers, Inc.	16,068	842,128
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Rollins, Inc.	18,009	$587,634
S-1 Corp.	1,930	112,352
Secom Company, Ltd.	21,194	1,556,622
Securitas AB, B Shares	33,220	402,190
Sohgo Security Services Company, Ltd.	7,100	256,340
Toppan, Inc.	26,500	522,164
Waste Management, Inc.	30,488	4,402,467
		19,278,849
Construction and engineering – 0.3%
ACS Actividades de Construccion y Servicios SA	27,307	663,576
Bouygues SA	28,146	1,006,446
China Communications Services Corp., Ltd., H Shares	277,200	152,078
China Conch Venture Holdings, Ltd.	187,900	904,220
China Railway Group, Ltd., H Shares	458,200	269,035
China State Construction International Holdings, Ltd.	229,900	323,772
Eiffage SA	10,157	1,034,632
Ferrovial SA	52,229	1,422,938
GS Engineering & Construction Corp.	7,920	284,638
Hyundai Engineering & Construction Company, Ltd.	9,586	349,239
Kajima Corp.	45,900	617,744
Obayashi Corp.	66,300	555,129
Quanta Services, Inc.	27,943	3,044,110
Samsung Engineering Company, Ltd. (B)	18,876	368,744
Shimizu Corp.	55,600	368,025
Skanska AB, B Shares	36,064	816,247
Taisei Corp.	19,400	645,078
Vinci SA	66,148	6,935,711
WSP Global, Inc.	16,996	2,085,245
		21,846,607
Electrical equipment – 0.9%
ABB, Ltd.	176,300	5,957,690
AMETEK, Inc.	29,390	3,814,528
Ballard Power Systems, Inc. (B)	35,093	401,458
Doosan Heavy Industries & Construction Company, Ltd. (B)	41,655	730,363
Eaton Corp. PLC	50,994	7,867,864
Ecopro BM Company, Ltd.	1,312	415,185
Emerson Electric Company	76,311	7,090,818
Fuji Electric Company, Ltd.	12,900	663,726
Generac Holdings, Inc. (B)	8,077	2,548,051
Legrand SA	32,832	3,097,372
LG Energy Solution (B)	2,531	867,278
Mitsubishi Electric Corp.	184,818	2,235,470
Nidec Corp.	45,200	3,929,399
Prysmian SpA	49,182	1,619,040
Rockwell Automation, Inc.	14,892	3,969,909
Schneider Electric SE	65,032	10,075,804
Schneider Electric SE (Euronext London Exchange)	1,474	229,113
Siemens Energy AG	40,632	966,379
Siemens Gamesa Renewable Energy SA (B)	25,817	594,044
Vestas Wind Systems A/S	102,706	3,311,929
Voltronic Power Technology Corp.	7,000	363,533
WEG SA	177,996	1,008,488
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	90,400	147,911

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Zhuzhou CRRC Times Electric Company, Ltd.	62,700	$326,825
		62,232,177
Industrial conglomerates – 0.9%
3M Company	49,200	7,313,580
Aboitiz Equity Ventures, Inc.	200,850	234,566
Alfa SAB de CV, Class A	564,700	417,990
Ayala Corp.	28,945	479,944
CITIC, Ltd.	674,333	786,896
CJ Corp.	1,807	127,295
CK Hutchison Holdings, Ltd.	268,472	1,882,274
DCC PLC	9,956	781,282
Far Eastern New Century Corp.	343,133	363,736
Fosun International, Ltd.	291,500	316,279
General Electric Company	91,658	8,754,256
Grupo Carso SAB de CV, Series A1	86,000	260,591
GT Capital Holdings, Inc.	10,178	115,263
HAP Seng Consolidated BHD	67,600	122,012
Hitachi, Ltd.	97,800	4,836,474
Honeywell International, Inc.	58,629	11,124,853
Investment AB Latour, B Shares	15,542	429,315
Jardine Matheson Holdings, Ltd.	21,332	1,271,861
JG Summit Holdings, Inc.	308,765	364,698
Keppel Corp., Ltd.	143,731	639,884
KOC Holding AS	68,088	155,917
LG Corp.	10,571	664,390
Lifco AB, B Shares	24,488	556,650
Melrose Industries PLC	443,474	877,398
Roper Technologies, Inc.	9,036	4,050,116
Samsung C&T Corp.	10,209	942,859
Siemens AG	77,842	10,966,563
Sime Darby BHD	305,900	165,657
SK, Inc.	5,040	962,690
SM Investments Corp.	25,140	437,350
Smiths Group PLC	40,168	819,450
The Bidvest Group, Ltd.	32,255	441,936
Toshiba Corp.	41,300	1,646,623
Turkiye Sise ve Cam Fabrikalari AS	132,524	118,425
		63,429,073
Machinery – 1.1%
Airtac International Group	16,000	532,194
Alfa Laval AB	33,207	1,076,933
Alstom SA	39,107	994,878
Atlas Copco AB, A Shares	70,998	3,641,069
Atlas Copco AB, B Shares	40,955	1,850,559
Caterpillar, Inc.	25,332	4,751,777
CNH Industrial NV	198,548	2,824,247
CRRC Corp., Ltd., H Shares	515,000	228,884
Cummins, Inc.	6,746	1,376,994
Daifuku Company, Ltd.	10,200	737,734
Daimler Truck Holding AG (B)	41,991	1,279,704
Deere & Company	13,264	4,775,305
Doosan Bobcat, Inc.	6,228	199,887
Dover Corp.	6,879	1,079,040
Epiroc AB, A Shares	69,001	1,296,574
Epiroc AB, B Shares	41,564	673,768
FANUC Corp.	19,400	3,563,821
Fortive Corp.	17,064	1,104,894
GEA Group AG	15,347	671,105
Haitian International Holdings, Ltd.	73,200	195,027
Hino Motors, Ltd.	29,100	273,446
Hitachi Construction Machinery Company, Ltd.	10,900	266,741
Hiwin Technologies Corp.	33,005	315,117
Hoshizaki Corp.	5,400	376,496
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Husqvarna AB, B Shares	43,936	$529,170
IDEX Corp.	3,588	688,537
Illinois Tool Works, Inc.	13,661	2,955,421
Ingersoll Rand, Inc.	19,335	976,804
KION Group AG	7,291	584,492
Knorr-Bremse AG	7,221	636,603
Komatsu, Ltd.	88,700	2,040,448
Kone OYJ, B Shares	26,399	1,540,477
Korea Shipbuilding & Offshore Engineering Company, Ltd. (B)	4,624	342,805
Kornit Digital, Ltd. (B)	5,100	483,633
Kubota Corp.	103,800	1,862,345
Kurita Water Industries, Ltd.	9,989	412,793
Makita Corp.	22,700	809,055
MINEBEA MITSUMI, Inc.	36,900	809,988
MISUMI Group, Inc.	28,500	913,643
Mitsubishi Heavy Industries, Ltd.	32,440	956,739
Miura Company, Ltd.	8,800	241,187
NGK Insulators, Ltd.	26,400	409,989
Otis Worldwide Corp.	20,185	1,581,091
PACCAR, Inc.	16,445	1,509,815
Parker-Hannifin Corp.	6,143	1,820,724
Pentair PLC	7,948	460,269
Rational AG	510	375,340
Samsung Heavy Industries Company, Ltd. (B)	73,813	359,822
Sandvik AB	119,185	2,568,736
Sany Heavy Equipment International Holdings Company, Ltd.	123,000	127,551
Schindler Holding AG	1,880	421,405
Schindler Holding AG, Participation Certificates	4,609	1,057,514
Sinotruk Hong Kong, Ltd.	81,600	121,802
SKF AB, B Shares	40,760	752,600
SMC Corp.	5,796	3,462,351
Snap-on, Inc.	2,545	534,908
Spirax-Sarco Engineering PLC	7,481	1,192,131
Stanley Black & Decker, Inc.	7,744	1,259,949
Techtronic Industries Company, Ltd.	136,000	2,278,824
Toyota Industries Corp.	14,929	1,135,516
VAT Group AG (A)	2,876	1,086,826
Volvo AB, A Shares	13,921	272,038
Volvo AB, B Shares	159,214	3,062,301
Wabtec Corp.	8,935	829,347
Wartsila OYJ ABP	36,720	411,248
Weichai Power Company, Ltd., H Shares	221,980	375,619
Xylem, Inc.	8,624	767,105
Yaskawa Electric Corp. (C)	24,200	968,891
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	160,600	106,832
		80,180,878
Marine – 0.2%
A.P. Moller - Maersk A/S, Series A	304	911,534
A.P. Moller - Maersk A/S, Series B	607	1,920,252
COSCO SHIPPING Holdings Company, Ltd., H Shares (B)	383,289	774,713
Evergreen Marine Corp. Taiwan, Ltd.	302,748	1,590,413
HMM Company, Ltd. (B)	31,628	766,134
Kuehne + Nagel International AG	5,774	1,574,657
MISC BHD	143,600	251,867
Nippon Yusen KK	16,300	1,527,163
Pan Ocean Company, Ltd.	32,740	180,672
SITC International Holdings Company, Ltd.	132,000	544,257
Wan Hai Lines, Ltd.	73,000	497,236

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Marine (continued)
Yang Ming Marine Transport Corp. (B)	208,000	$879,111
		11,418,009
Professional services – 0.6%
51job, Inc., ADR (B)	3,500	181,300
Adecco Group AG	16,586	783,334
Benefit One, Inc.	8,000	185,295
Bureau Veritas SA	35,739	1,021,879
Equifax, Inc.	9,807	2,141,260
Experian PLC	93,617	3,657,096
Intertek Group PLC	16,302	1,170,187
Jacobs Engineering Group, Inc.	10,355	1,273,665
Leidos Holdings, Inc.	11,030	1,123,295
Nielsen Holdings PLC	28,174	490,791
Nihon M&A Center Holdings, Inc.	30,500	451,127
Persol Holdings Company, Ltd.	17,700	396,510
Randstad NV	12,657	862,558
Recruit Holdings Company, Ltd.	136,800	5,774,354
RELX PLC	196,211	5,975,212
Robert Half International, Inc.	8,826	1,061,680
SGS SA	629	1,799,789
Teleperformance	7,200	2,671,647
Thomson Reuters Corp.	25,551	2,583,524
Verisk Analytics, Inc.	12,991	2,303,824
Wolters Kluwer NV	28,069	2,859,943
		38,768,270
Road and rail – 1.3%
Aurizon Holdings, Ltd.	184,856	471,551
BTS Group Holdings PCL, NVDR	972,700	283,542
Canadian National Railway Company	100,920	12,519,653
Canadian Pacific Railway, Ltd.	132,747	9,347,274
Central Japan Railway Company	14,488	1,957,564
CJ Logistics Corp. (B)	1,073	111,250
CSX Corp.	374,141	12,687,121
DiDi Global, Inc., ADR (B)(C)	34,100	139,810
East Japan Railway Company	30,300	1,800,085
Hankyu Hanshin Holdings, Inc.	22,500	673,134
JB Hunt Transport Services, Inc.	14,146	2,870,648
Keio Corp.	10,220	418,172
Keisei Electric Railway Company, Ltd.	12,835	359,453
Kintetsu Group Holdings Company, Ltd. (B)	16,800	504,711
Localiza Rent a Car SA	64,145	714,084
MTR Corp., Ltd.	150,368	779,433
Nippon Express Holdings, Inc.	7,680	465,560
Norfolk Southern Corp.	40,751	10,453,447
Odakyu Electric Railway Company, Ltd.	29,200	481,756
Old Dominion Freight Line, Inc.	15,945	5,007,208
Rumo SA (B)	136,000	407,438
TFI International, Inc.	12,218	1,273,564
Tobu Railway Company, Ltd.	18,400	452,283
Tokyu Corp.	49,593	661,391
Union Pacific Corp.	107,944	26,548,827
West Japan Railway Company	21,600	931,908
		92,320,867
Trading companies and distributors – 0.5%
Ashtead Group PLC	45,606	2,963,563
BOC Aviation, Ltd. (A)	23,600	205,155
Brenntag SE	15,590	1,306,948
Bunzl PLC	34,046	1,345,422
Fastenal Company	44,103	2,269,540
Ferguson PLC	22,645	3,450,598
IMCD NV	6,004	975,298
ITOCHU Corp.	119,937	3,908,579
Marubeni Corp.	157,600	1,654,270
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Mitsubishi Corp.	127,300	$4,280,294
Mitsui & Company, Ltd.	157,400	3,924,408
MonotaRO Company, Ltd.	24,900	468,693
Reece, Ltd.	28,835	408,223
Sumitomo Corp.	113,355	1,849,456
Toromont Industries, Ltd.	12,225	1,036,256
Toyota Tsusho Corp.	21,593	896,433
United Rentals, Inc. (B)	5,468	1,758,618
W.W. Grainger, Inc.	3,307	1,577,637
		34,279,391
Transportation infrastructure – 0.2%
Aena SME SA (A)(B)	8,071	1,317,229
Aeroports de Paris (B)	3,561	503,488
Airports of Thailand PCL, NVDR (B)	541,500	1,069,859
Atlantia SpA (B)	95,218	1,751,559
Auckland International Airport, Ltd. (B)	216,426	1,047,940
Bangkok Expressway & Metro PCL, NVDR (C)	937,300	256,278
Beijing Capital International Airport Company, Ltd., H Shares (B)	204,211	130,799
CCR SA	125,515	285,551
China Merchants Port Holdings Company, Ltd.	170,031	320,576
COSCO SHIPPING Ports, Ltd.	207,108	170,672
Getlink SE	52,979	864,052
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (B)	69,800	1,022,275
Grupo Aeroportuario del Sureste SAB de CV, B Shares	39,865	858,224
International Container Terminal Services, Inc.	104,420	430,362
Jiangsu Expressway Company, Ltd., H Shares	140,055	149,851
Malaysia Airports Holdings BHD (B)	109,722	161,037
Promotora y Operadora de Infraestructura SAB de CV	44,955	353,367
Shenzhen International Holdings, Ltd.	150,500	155,072
Taiwan High Speed Rail Corp.	216,632	229,277
Transurban Group	302,711	2,795,961
Westports Holdings BHD	107,900	100,567
Zhejiang Expressway Company, Ltd., H Shares	172,982	156,048
		14,130,044
		621,688,193
Information technology – 18.6%
Communications equipment – 0.6%
Accton Technology Corp.	60,000	544,114
Arista Networks, Inc. (B)	22,658	2,780,816
BYD Electronic International Company, Ltd. (C)	77,800	219,537
Cisco Systems, Inc.	431,724	24,077,247
F5, Inc. (B)	6,145	1,234,223
Juniper Networks, Inc.	32,717	1,105,507
Motorola Solutions, Inc.	17,753	3,913,294
Nokia OYJ (B)	419,261	2,267,086
Telefonaktiebolaget LM Ericsson, B Shares	307,708	2,831,497
ZTE Corp., H Shares	87,315	215,105
		39,188,426
Electronic equipment, instruments and components – 1.0%
AAC Technologies Holdings, Inc.	83,600	228,579
Amphenol Corp., Class A	61,209	4,652,496
AU Optronics Corp.	977,851	732,094
Azbil Corp.	12,400	470,690
CDW Corp.	14,267	2,460,487

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Corning, Inc.	77,915	$3,147,766
Delta Electronics Thailand PCL	30,200	378,113
Delta Electronics Thailand PCL, NVDR	9,200	115,187
Delta Electronics, Inc.	231,898	2,066,700
Foxconn Technology Company, Ltd.	110,180	253,607
Halma PLC	38,604	1,245,135
Hamamatsu Photonics KK	14,000	709,400
Hexagon AB, B Shares	208,060	2,810,823
Hirose Electric Company, Ltd.	3,230	485,671
Hon Hai Precision Industry Company, Ltd.	1,490,172	5,535,330
Ibiden Company, Ltd.	10,600	517,688
Iljin Materials Company, Ltd.	2,785	213,182
Inari Amertron BHD	326,400	252,723
Innolux Corp.	1,131,300	688,411
IPG Photonics Corp. (B)	3,604	469,781
Keyence Corp.	19,606	9,273,650
Keysight Technologies, Inc. (B)	18,807	2,959,658
Kingboard Holdings, Ltd.	77,100	360,685
Kingboard Laminates Holdings, Ltd.	106,500	177,466
Kyocera Corp.	32,600	1,876,227
L&F Company, Ltd.	2,693	443,094
Largan Precision Company, Ltd.	11,590	842,278
LG Display Company, Ltd.	28,281	444,758
LG Innotek Company, Ltd.	1,705	470,670
Murata Manufacturing Company, Ltd.	57,997	3,941,776
Nan Ya Printed Circuit Board Corp.	27,000	517,040
Omron Corp.	18,767	1,277,066
Samsung Electro-Mechanics Company, Ltd.	6,764	945,663
Samsung SDI Company, Ltd.	6,595	3,039,240
Shimadzu Corp.	23,800	857,203
Sunny Optical Technology Group Company, Ltd.	81,250	1,947,071
Synnex Technology International Corp.	157,544	407,876
TDK Corp.	39,400	1,594,644
TE Connectivity, Ltd.	33,048	4,707,027
Teledyne Technologies, Inc. (B)	4,753	2,040,843
Trimble, Inc. (B)	25,801	1,799,620
Unimicron Technology Corp.	144,000	1,338,883
Venture Corp., Ltd.	27,600	360,025
WPG Holdings, Ltd.	184,360	367,929
Yageo Corp.	51,726	848,656
Yokogawa Electric Corp.	23,100	372,703
Zebra Technologies Corp., Class A (B)	5,683	2,349,011
Zhen Ding Technology Holding, Ltd.	80,817	268,053
		73,262,678
IT services – 2.2%
Accenture PLC, Class A	45,452	14,363,741
Adyen NV (A)(B)	2,092	4,360,298
Akamai Technologies, Inc. (B)	11,555	1,250,944
Amadeus IT Group SA (B)	48,635	3,208,772
Automatic Data Processing, Inc.	30,346	6,203,936
Bechtle AG	8,130	417,038
Block, Inc., CHESS Depositary Interest (B)	197	22,220
Broadridge Financial Solutions, Inc.	8,357	1,221,877
Capgemini SE	19,656	4,114,581
CGI, Inc. (B)	32,060	2,628,541
Chinasoft International, Ltd. (B)	296,000	270,071
Chindata Group Holdings, Ltd., ADR (B)	13,200	72,468
Cognizant Technology Solutions Corp., Class A	37,199	3,203,950
Computershare, Ltd.	53,961	852,602
DXC Technology Company (B)	17,924	609,954
Edenred	30,471	1,386,579
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
EPAM Systems, Inc. (B)	4,011	$833,285
Fidelity National Information Services, Inc.	43,250	4,118,698
Fiserv, Inc. (B)	42,800	4,180,276
FleetCor Technologies, Inc. (B)	5,765	1,350,163
Fujitsu, Ltd.	19,800	2,876,623
Gartner, Inc. (B)	5,879	1,648,589
GDS Holdings, Ltd., ADR (B)(C)	10,100	449,652
Global Payments, Inc.	20,396	2,720,418
GMO Payment Gateway, Inc.	4,200	406,257
IBM Corp.	64,402	7,889,889
Itochu Techno-Solutions Corp.	9,400	243,680
Jack Henry & Associates, Inc.	5,348	945,526
Kingsoft Cloud Holdings, Ltd., ADR (B)(C)	6,100	41,114
Mastercard, Inc., Class A	61,783	22,292,542
NEC Corp.	24,800	1,072,987
Nexi SpA (A)(B)	90,707	1,238,873
Nomura Research Institute, Ltd.	33,700	1,182,964
NTT Data Corp.	63,300	1,202,328
Nuvei Corp. (A)(B)	8,270	448,962
Obic Company, Ltd.	7,000	1,125,838
Otsuka Corp.	11,300	438,932
Paychex, Inc.	23,096	2,749,810
PayPal Holdings, Inc. (B)	82,747	9,261,872
Samsung SDS Company, Ltd.	4,187	491,546
SCSK Corp.	15,400	263,655
Shopify, Inc., Class A (B)	16,113	11,185,918
TIS, Inc.	22,200	525,443
TravelSky Technology, Ltd., H Shares	104,900	197,838
VeriSign, Inc. (B)	6,970	1,489,628
Visa, Inc., Class A	119,656	25,860,055
VNET Group, Inc., ADR (B)	10,800	84,996
Wix.com, Ltd. (B)	6,100	558,638
Worldline SA (A)(B)	29,348	1,496,549
		155,061,116
Semiconductors and semiconductor equipment – 5.0%
Advanced Micro Devices, Inc. (B)	151,601	18,698,467
Advantest Corp.	20,200	1,623,370
Analog Devices, Inc.	49,781	7,979,396
Applied Materials, Inc.	83,242	11,171,076
ASE Technology Holding Company, Ltd.	395,422	1,429,177
ASM International NV	4,971	1,605,471
ASMedia Technology, Inc.	3,000	185,725
ASML Holding NV	43,702	29,237,677
Broadcom, Inc.	37,949	22,292,761
Daqo New Energy Corp., ADR (B)	6,800	326,128
Disco Corp.	2,900	821,088
eMemory Technology, Inc.	8,000	539,898
Enphase Energy, Inc. (B)	12,102	2,017,403
Flat Glass Group Company, Ltd., H Shares (C)	46,000	190,218
Globalwafers Company, Ltd.	26,000	643,563
Hua Hong Semiconductor, Ltd. (A)(B)	60,100	313,107
Infineon Technologies AG	133,332	4,511,408
Intel Corp.	373,728	17,826,826
KLA Corp.	13,965	4,866,803
Lam Research Corp.	12,929	7,257,694
Lasertec Corp.	7,600	1,408,832
MediaTek, Inc.	179,752	7,103,049
Microchip Technology, Inc.	51,293	3,607,437
Micron Technology, Inc.	96,426	8,568,414
Monolithic Power Systems, Inc.	4,008	1,838,470
Nanya Technology Corp.	150,196	420,609
Novatek Microelectronics Corp.	68,900	1,142,256
NVIDIA Corp.	230,471	56,200,353

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
NXP Semiconductors NV	24,711	$4,698,055
Parade Technologies, Ltd.	9,279	640,638
Qorvo, Inc. (B)	10,102	1,381,752
QUALCOMM, Inc.	104,812	18,026,616
Realtek Semiconductor Corp.	54,584	899,979
Renesas Electronics Corp. (B)	127,500	1,502,038
Rohm Company, Ltd.	9,000	717,782
Silergy Corp.	9,000	1,199,260
SK Hynix, Inc.	65,438	6,822,206
SK Square Company, Ltd. (B)	2,149	99,733
Skyworks Solutions, Inc.	15,057	2,080,426
SolarEdge Technologies, Inc. (B)	4,734	1,512,134
STMicroelectronics NV	84,212	3,535,051
SUMCO Corp.	33,800	564,090
Taiwan Semiconductor Manufacturing Company, Ltd.	2,935,915	63,120,869
Teradyne, Inc.	14,957	1,763,729
Texas Instruments, Inc.	85,543	14,541,455
Tokyo Electron, Ltd.	15,115	7,418,101
United Microelectronics Corp.	1,410,774	2,658,394
Vanguard International Semiconductor Corp.	108,302	491,514
Win Semiconductors Corp.	41,000	448,857
Winbond Electronics Corp.	359,000	432,340
Xinyi Solar Holdings, Ltd.	559,000	1,015,348
		349,397,043
Software – 5.1%
Adobe, Inc. (B)	46,287	21,647,504
Agora, Inc., ADR (B)	5,500	66,440
ANSYS, Inc. (B)	8,456	2,741,351
Autodesk, Inc. (B)	21,457	4,725,475
AVEVA Group PLC	12,148	402,267
BlackBerry, Ltd. (B)	77,177	529,736
Cadence Design Systems, Inc. (B)	27,007	4,089,670
Ceridian HCM Holding, Inc. (B)	13,503	984,504
Check Point Software Technologies, Ltd. (B)	11,600	1,680,608
China Youzan, Ltd. (B)	1,540,000	49,496
Citrix Systems, Inc.	11,904	1,220,160
Constellation Software, Inc.	2,888	4,867,243
CyberArk Software, Ltd. (B)	4,300	731,602
Dassault Systemes SE	81,408	3,926,818
Douzone Bizon Company, Ltd.	2,377	96,260
Fortinet, Inc. (B)	12,971	4,468,769
Intuit, Inc.	27,462	13,027,149
Kingdee International Software Group Company, Ltd. (B)	295,800	731,112
Lightspeed Commerce, Inc. (B)	15,750	413,787
Microsoft Corp.	722,174	215,778,369
Ming Yuan Cloud Group Holdings, Ltd. (B)	66,000	130,263
Nemetschek SE	5,708	506,479
Nice, Ltd. (B)	6,843	1,547,942
NortonLifeLock, Inc.	55,720	1,614,766
Open Text Corp.	40,292	1,753,457
Oracle Corp.	153,648	11,672,639
Oracle Corp. Japan	3,800	271,417
Paycom Software, Inc. (B)	4,576	1,552,225
PTC, Inc. (B)	10,077	1,121,369
salesforce.com, Inc. (B)	93,900	19,768,767
SAP SE	106,148	11,973,918
ServiceNow, Inc. (B)	18,964	10,997,603
Shanghai Baosight Software Company, Ltd., Class B	42,737	184,562
Sinch AB (A)(B)	55,122	464,976
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc. (B)	14,801	$4,623,684
Temenos AG	7,159	719,583
The Sage Group PLC	105,991	994,348
TOTVS SA	55,100	352,983
Trend Micro, Inc.	13,200	737,439
Tyler Technologies, Inc. (B)	3,911	1,674,925
Weimob, Inc. (A)(B)(C)	216,000	142,852
WiseTech Global, Ltd.	14,484	463,720
Xero, Ltd. (B)	13,222	909,118
		356,357,355
Technology hardware, storage and peripherals – 4.7%
Acer, Inc.	342,008	354,946
Advantech Company, Ltd.	44,834	590,397
Apple, Inc.	1,589,455	262,450,810
Asustek Computer, Inc.	84,354	1,125,322
Brother Industries, Ltd.	23,700	431,361
Canon, Inc.	100,796	2,372,027
Catcher Technology Company, Ltd.	83,475	428,461
Compal Electronics, Inc.	497,148	452,908
FUJIFILM Holdings Corp.	36,415	2,314,687
Hewlett Packard Enterprise Company	131,747	2,097,412
HP, Inc.	115,782	3,978,270
Inventec Corp.	312,495	288,589
Lenovo Group, Ltd.	825,764	919,545
Lite-On Technology Corp.	251,018	617,223
Logitech International SA	18,526	1,386,280
Micro-Star International Company, Ltd.	80,300	452,633
NetApp, Inc.	22,697	1,778,991
Pegatron Corp.	238,500	591,136
Quanta Computer, Inc.	322,000	1,076,735
Ricoh Company, Ltd.	67,300	574,123
Samsung Electronics Company, Ltd.	571,357	34,426,189
Seagate Technology Holdings PLC	20,588	2,123,858
Seiko Epson Corp.	28,069	431,713
Western Digital Corp. (B)	30,588	1,558,153
Wistron Corp.	328,580	346,279
Wiwynn Corp.	9,000	321,440
Xiaomi Corp., Class B (A)(B)	1,631,900	3,071,590
		326,561,078
		1,299,827,696
Materials – 4.4%
Chemicals – 1.9%
Air Liquide SA	58,254	9,676,286
Air Products & Chemicals, Inc.	20,133	4,757,428
Akzo Nobel NV	19,933	1,896,468
Albemarle Corp.	10,439	2,044,896
Arkema SA	7,550	1,001,260
Asahi Kasei Corp.	127,200	1,193,750
Barito Pacific Tbk PT	3,688,000	229,966
BASF SE	93,462	6,223,284
Celanese Corp.	9,864	1,373,858
CF Industries Holdings, Inc.	18,743	1,521,744
Chr. Hansen Holding A/S	10,626	774,681
Clariant AG (B)	22,918	413,733
Corteva, Inc.	65,864	3,426,904
Covestro AG (A)	19,808	1,047,560
Croda International PLC	14,175	1,418,902
Dongyue Group, Ltd.	169,000	245,175
Dow, Inc.	67,052	3,953,386
DuPont de Nemours, Inc.	47,069	3,641,729
Eastman Chemical Company	12,165	1,441,188
Ecolab, Inc.	22,764	4,012,383
EMS-Chemie Holding AG	730	722,065
Evonik Industries AG	21,197	638,064

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
FMC Corp.	11,272	$1,321,642
Formosa Chemicals & Fibre Corp.	419,471	1,189,231
Formosa Plastics Corp.	457,040	1,725,790
Givaudan SA	988	4,125,301
Huabao International Holdings, Ltd. (C)	108,000	61,960
ICL Group, Ltd.	77,550	880,698
Indorama Ventures PCL, NVDR	214,000	296,486
International Flavors & Fragrances, Inc.	21,983	2,923,739
Johnson Matthey PLC	19,948	501,283
JSR Corp.	20,400	641,739
Kansai Paint Company, Ltd.	17,800	357,259
Koninklijke DSM NV	18,463	3,466,687
Kumho Petrochemical Company, Ltd. (B)	2,249	303,414
LANXESS AG	8,632	420,479
LG Chem, Ltd.	5,502	2,610,942
Linde PLC	45,271	13,275,268
Lotte Chemical Corp.	2,097	386,477
LyondellBasell Industries NV, Class A	23,776	2,311,740
Mitsubishi Chemical Holdings Corp.	129,350	918,881
Mitsubishi Gas Chemical Company, Inc.	16,300	289,195
Mitsui Chemicals, Inc.	19,000	485,726
Nan Ya Plastics Corp.	615,610	1,941,634
Nippon Paint Holdings Company, Ltd.	84,000	751,808
Nippon Sanso Holdings Corp.	15,300	299,022
Nissan Chemical Corp.	12,300	699,136
Nitto Denko Corp.	14,444	1,054,100
Novozymes A/S, B Shares	20,708	1,359,120
Nutrien, Ltd.	81,749	7,030,736
Orbia Advance Corp. SAB de CV	201,780	515,460
Orica, Ltd.	40,455	431,320
Petronas Chemicals Group BHD	261,545	595,904
PPG Industries, Inc.	21,632	2,886,790
PTT Global Chemical PCL, NVDR	291,300	474,722
Sasol, Ltd. (B)	63,604	1,459,390
Shin-Etsu Chemical Company, Ltd.	35,837	5,597,313
Sika AG	15,215	5,048,864
SK Chemicals Company, Ltd.	1,392	146,227
SK IE Technology Company, Ltd. (A)(B)	2,161	224,436
SKC Company, Ltd.	2,520	293,061
Solvay SA	8,584	957,292
Sumitomo Chemical Company, Ltd.	151,400	722,818
Symrise AG	12,969	1,542,618
The Mosaic Company	32,247	1,690,710
The Sherwin-Williams Company	22,161	5,831,224
Toray Industries, Inc.	140,900	803,509
Tosoh Corp.	27,000	418,988
Umicore SA	22,820	933,559
Yara International ASA	23,115	1,177,245
		135,035,653
Construction materials – 0.3%
Anhui Conch Cement Company, Ltd., H Shares	141,110	757,270
Asia Cement Corp.	259,687	419,721
Cemex SAB de CV, Series CPO (B)	2,894,688	1,486,847
China National Building Material Company, Ltd., H Shares	468,900	601,518
China Resources Cement Holdings, Ltd.	277,900	237,796
CRH PLC	93,450	4,248,071
HeidelbergCement AG	15,060	977,197
Holcim, Ltd. (B)	56,388	2,838,460
Indocement Tunggal Prakarsa Tbk PT	194,820	149,248
James Hardie Industries PLC, CHESS Depositary Interest	44,070	1,438,755
Martin Marietta Materials, Inc.	5,909	2,241,875
POSCO Chemical Company, Ltd.	3,719	356,240
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Semen Indonesia Persero Tbk PT	396,892	$200,482
Taiwan Cement Corp.	618,544	1,050,054
The Siam Cement PCL, NVDR	98,900	1,190,225
Vulcan Materials Company	12,336	2,238,367
		20,432,126
Containers and packaging – 0.2%
Amcor PLC	140,166	1,630,131
Avery Dennison Corp.	7,659	1,349,516
Ball Corp.	29,607	2,656,932
CCL Industries, Inc., Class B	22,680	1,022,434
International Paper Company	35,216	1,532,952
Klabin SA	74,942	336,612
Packaging Corp. of America	8,693	1,279,523
SCG Packaging PCL, NVDR	154,700	290,977
Sealed Air Corp.	13,579	911,558
Smurfit Kappa Group PLC	29,366	1,466,603
Westrock Company	24,267	1,098,567
		13,575,805
Metals and mining – 1.9%
1911 Gold Corp. (B)	1,073	275
African Rainbow Minerals, Ltd.	12,843	229,224
Agnico Eagle Mines, Ltd.	65,283	3,297,886
Aluminum Corp. of China, Ltd., H Shares (B)	448,880	317,279
Aneka Tambang Tbk	1,108,000	172,625
Anglo American Platinum, Ltd.	5,851	912,359
Anglo American PLC	131,440	6,672,122
AngloGold Ashanti, Ltd.	46,102	1,078,644
Antofagasta PLC	39,690	803,637
ArcelorMittal SA	82,848	2,570,659
Barrick Gold Corp.	253,985	5,740,963
BHP Group, Ltd.	503,173	17,181,426
BlueScope Steel, Ltd.	50,899	753,705
Boliden AB	28,628	1,273,386
China Hongqiao Group, Ltd.	261,300	365,822
China Molybdenum Company, Ltd., H Shares	379,500	228,422
China Steel Corp.	1,402,958	1,824,343
Cia de Minas Buenaventura SAA, ADR (B)	38,600	382,140
Cia Siderurgica Nacional SA	73,266	360,596
Eregli Demir ve Celik Fabrikalari TAS	128,035	288,157
Evolution Mining, Ltd.	177,346	548,387
First Quantum Minerals, Ltd.	84,279	2,471,519
Fortescue Metals Group, Ltd.	168,210	2,240,950
Franco-Nevada Corp.	27,426	4,038,925
Freeport-McMoRan, Inc.	129,703	6,089,556
Ganfeng Lithium Company, Ltd., H Shares (A)	29,600	502,377
Glencore PLC (B)	1,014,527	5,965,424
Gold Fields, Ltd.	98,035	1,365,016
Grupo Mexico SAB de CV, Series B	594,900	3,038,838
Harmony Gold Mining Company, Ltd.	59,830	255,509
Hitachi Metals, Ltd. (B)	20,800	370,770
Hyundai Steel Company	10,592	353,252
Impala Platinum Holdings, Ltd.	91,357	1,742,578
Industrias Penoles SAB de CV	25,665	322,413
Ivanhoe Mines, Ltd., Class A (B)	87,401	889,525
JFE Holdings, Inc.	49,700	739,912
Jiangxi Copper Company, Ltd., H Shares	126,825	228,285
KGHM Polska Miedz SA	16,396	643,821
Kinross Gold Corp.	184,535	920,127
Korea Zinc Company, Ltd.	1,016	465,979
Kumba Iron Ore, Ltd.	7,134	281,998
Lundin Mining Corp.	96,492	931,043

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Merdeka Copper Gold Tbk PT (B)	1,485,600	$402,264
MMG, Ltd. (B)	340,000	123,158
Newcrest Mining, Ltd.	80,637	1,495,881
Newmont Corp.	73,040	4,835,248
Nippon Steel Corp.	86,378	1,581,492
Norsk Hydro ASA	188,420	1,789,252
Northam Platinum Holdings, Ltd. (B)	39,474	634,174
Northern Star Resources, Ltd.	108,192	806,353
Nucor Corp.	25,791	3,394,611
Pan American Silver Corp.	30,501	721,436
Pan American Silver Corp., CVR (B)	19,559	14,963
POSCO	8,929	2,124,421
Press Metal Aluminium Holdings BHD	348,200	567,646
Rio Tinto PLC	114,343	8,940,711
Rio Tinto, Ltd.	37,044	3,194,564
Shandong Gold Mining Company, Ltd., H Shares (A)(C)	69,750	130,976
Sibanye Stillwater, Ltd.	308,023	1,453,137
South32, Ltd.	462,501	1,623,384
Southern Copper Corp.	15,700	1,089,423
Sumitomo Metal Mining Company, Ltd.	24,900	1,242,073
Teck Resources, Ltd., Class B	67,639	2,435,538
Vale SA	434,489	8,061,369
voestalpine AG	16,677	551,192
Wheaton Precious Metals Corp.	64,737	2,836,681
Zijin Mining Group Company, Ltd., H Shares	648,329	962,238
		129,872,059
Paper and forest products – 0.1%
Empresas CMPC SA	156,916	259,446
Indah Kiat Pulp & Paper Tbk PT	368,600	208,302
Lee & Man Paper Manufacturing, Ltd.	152,500	98,035
Mondi PLC	49,410	1,036,694
Nine Dragons Paper Holdings, Ltd.	192,200	184,121
Oji Holdings Corp.	81,800	417,928
Stora Enso OYJ, R Shares	45,240	861,553
Suzano SA	78,967	851,183
Svenska Cellulosa AB SCA, B Shares	63,499	1,036,020
UPM-Kymmene OYJ	41,349	1,428,741
West Fraser Timber Company, Ltd.	13,846	1,382,088
		7,764,111
		306,679,754
Real estate – 2.3%
Equity real estate investment trusts – 1.7%
Alexandria Real Estate Equities, Inc.	13,642	2,583,795
American Tower Corp.	43,961	9,973,432
Ascendas Real Estate Investment Trust	328,900	674,390
AvalonBay Communities, Inc.	13,497	3,220,249
Boston Properties, Inc.	13,528	1,654,610
Canadian Apartment Properties REIT	13,676	569,267
CapitaLand Integrated Commercial Trust	476,153	745,187
Covivio	6,182	505,752
Crown Castle International Corp.	41,766	6,957,798
Daiwa House REIT Investment Corp.	215	583,085
Dexus	107,091	847,730
Digital Realty Trust, Inc.	27,719	3,739,847
Duke Realty Corp.	37,093	1,965,929
Equinix, Inc.	8,787	6,236,398
Equity Residential	33,106	2,823,942
Essex Property Trust, Inc.	6,275	1,990,242
Extra Space Storage, Inc.	12,976	2,441,434
Federal Realty Investment Trust	6,731	791,431
Fibra Uno Administracion SA de CV	604,000	677,108
First Capital Real Estate Investment Trust	1,590	22,768
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Gecina SA	5,499	$698,819
GLP J-REIT	424	633,036
Goodman Group	165,640	2,679,997
Growthpoint Properties, Ltd.	377,978	329,713
Healthpeak Properties, Inc.	52,409	1,627,824
Host Hotels & Resorts, Inc. (B)	67,908	1,240,679
Iron Mountain, Inc.	27,872	1,370,745
Japan Metropolitan Fund Investment Corp.	700	566,540
Japan Real Estate Investment Corp.	124	662,377
Kimco Realty Corp.	58,791	1,383,352
Klepierre SA (B)	24,743	707,267
Land Securities Group PLC	70,255	744,472
Link REIT	204,425	1,651,917
Mapletree Commercial Trust	211,100	283,091
Mapletree Logistics Trust	302,300	393,029
Mid-America Apartment Communities, Inc.	11,149	2,281,197
Mirvac Group	394,258	735,257
Nippon Building Fund, Inc.	148	848,087
Nippon Prologis REIT, Inc.	204	599,770
Nomura Real Estate Master Fund, Inc.	423	557,836
Orix JREIT, Inc.	261	365,144
Prologis, Inc.	71,830	10,476,406
Public Storage	14,806	5,256,426
Realty Income Corp.	54,440	3,597,940
Regency Centers Corp.	14,910	982,420
RioCan Real Estate Investment Trust	25,698	509,297
SBA Communications Corp.	10,529	3,194,393
Scentre Group	514,130	1,142,192
Segro PLC	121,769	2,117,690
Simon Property Group, Inc.	31,020	4,267,111
SmartCentres Real Estate Investment Trust	1,565	39,276
Stockland	238,876	722,813
The British Land Company PLC	87,382	617,504
The GPT Group	190,697	680,421
UDR, Inc.	27,962	1,534,275
Unibail-Rodamco-Westfield (B)	7,759	591,436
Unibail-Rodamco-Westfield (Euronext Amsterdam Exchange) (B)	7,490	570,931
Ventas, Inc.	38,433	2,075,382
Vicinity Centres	383,811	499,776
Vornado Realty Trust	15,144	655,432
Welltower, Inc.	41,827	3,483,771
Weyerhaeuser Company	72,228	2,808,225
		115,187,660
Real estate management and development – 0.6%
Agile Group Holdings, Ltd.	144,600	65,883
A-Living Smart City Services Company, Ltd. (A)	64,750	116,066
Aroundtown SA	100,572	620,141
Ayala Land, Inc.	837,470	638,434
Azrieli Group, Ltd.	4,967	423,744
CapitaLand Investment, Ltd. (B)	257,600	705,891
CBRE Group, Inc., Class A (B)	32,325	3,130,676
Central Pattana PCL, NVDR	254,900	433,466
China Evergrande Group (C)	447,035	91,494
China Jinmao Holdings Group, Ltd.	636,400	211,631
China Overseas Land & Investment, Ltd.	439,797	1,342,774
China Overseas Property Holdings, Ltd.	145,000	157,431
China Resources Land, Ltd.	366,705	1,783,762
China Resources Mixc Lifestyle Services, Ltd. (A)	64,200	330,223
China Vanke Company, Ltd., H Shares	194,000	460,785
CIFI Ever Sunshine Services Group, Ltd.	88,000	160,034
CIFI Holdings Group Company, Ltd.	404,700	281,959
City Developments, Ltd.	37,900	200,548

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
CK Asset Holdings, Ltd.	197,698	$1,248,669
Country Garden Holdings Company, Ltd.	909,167	706,361
Country Garden Services Holdings Company, Ltd.	202,400	1,210,748
Daito Trust Construction Company, Ltd.	6,600	730,223
Daiwa House Industry Company, Ltd.	57,300	1,625,044
Dalian Wanda Commercial Properties Company, Ltd., H Shares (A)(B)	37,400	252,696
ESR Cayman, Ltd. (A)(B)	195,600	603,431
Fastighets AB Balder, B Shares (B)	11,015	686,665
FirstService Corp.	5,818	828,245
Greentown China Holdings, Ltd.	97,500	146,453
Greentown Service Group Company, Ltd.	163,000	163,737
Guangzhou R&F Properties Company, Ltd., H Shares (C)	205,000	87,269
Hang Lung Properties, Ltd.	197,000	413,286
Henderson Land Development Company, Ltd.	141,376	587,776
Hongkong Land Holdings, Ltd.	112,600	609,774
Hopson Development Holdings, Ltd. (C)	82,960	170,778
Hulic Company, Ltd.	37,500	341,627
Jinmao Property Services Company, Ltd. (B)(D)	9,311	2,366
KE Holdings, Inc., ADR (B)	40,900	793,869
KWG Group Holdings, Ltd.	157,500	73,745
Land & Houses PCL, NVDR	1,058,300	311,671
LEG Immobilien SE	7,399	951,439
Lendlease Corp., Ltd.	68,145	525,723
Logan Group Company, Ltd.	163,500	54,326
Longfor Group Holdings, Ltd. (A)	207,300	1,108,542
Mitsubishi Estate Company, Ltd.	119,300	1,821,505
Mitsui Fudosan Company, Ltd.	92,604	2,061,000
NEPI Rockcastle PLC	47,027	300,555
New World Development Company, Ltd.	148,064	592,203
Nomura Real Estate Holdings, Inc.	12,000	298,783
Powerlong Real Estate Holdings, Ltd.	169,000	81,005
Ruentex Development Company, Ltd.	137,068	353,913
Sagax AB, Class B	16,807	457,006
Seazen Group, Ltd. (B)	248,800	131,281
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	110,351	98,458
Shimao Group Holdings, Ltd. (C)	148,700	89,235
Shimao Services Holdings, Ltd. (A)(C)	67,000	48,965
Sino Land Company, Ltd.	326,075	411,571
SM Prime Holdings, Inc.	1,039,400	811,243
Sumitomo Realty & Development Company, Ltd.	31,183	917,352
Sun Hung Kai Properties, Ltd.	130,000	1,511,351
Sunac China Holdings, Ltd.	377,700	308,732
Sunac Services Holdings, Ltd. (A)	124,000	105,979
Swire Pacific, Ltd., Class A	48,500	268,021
Swire Properties, Ltd.	112,400	292,298
Swiss Prime Site AG	7,935	777,578
The Wharf Holdings, Ltd.	155,125	561,241
UOL Group, Ltd.	44,800	232,174
Vonovia SE	74,975	3,979,899
Wharf Real Estate Investment Company, Ltd.	164,125	736,804
Yuexiu Property Company, Ltd.	154,900	154,942
		42,792,499
		157,980,159
Utilities – 2.5%
Electric utilities – 1.4%
Alliant Energy Corp.	22,384	1,307,226
American Electric Power Company, Inc.	45,073	4,085,867
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Centrais Eletricas Brasileiras SA	31,000	$209,211
CEZ AS	16,720	636,113
Chubu Electric Power Company, Inc.	63,700	636,278
CK Infrastructure Holdings, Ltd.	63,500	394,208
CLP Holdings, Ltd.	161,500	1,645,247
Constellation Energy Corp.	29,268	1,345,743
Duke Energy Corp.	69,329	6,961,325
Edison International	33,877	2,148,479
EDP - Energias de Portugal SA	276,246	1,348,759
Electricite de France SA (C)	58,763	531,249
Elia Group SA/NV	3,399	489,330
Emera, Inc.	38,089	1,781,994
Endesa SA	34,098	749,522
Enel Americas SA	2,945,601	344,905
Enel Chile SA	3,864,340	126,916
Enel SpA	1,574,709	11,603,933
Energisa SA	18,300	156,148
Entergy Corp.	18,235	1,918,504
Equatorial Energia SA	106,890	528,602
Evergy, Inc.	20,507	1,279,842
Eversource Energy	30,973	2,533,590
Exelon Corp.	86,671	3,688,718
FirstEnergy Corp.	48,628	2,035,082
Fortis, Inc.	69,160	3,169,083
Fortum OYJ	34,255	716,882
HK Electric Investments, Ltd.	224,000	221,011
Hydro One, Ltd. (A)	49,621	1,225,355
Iberdrola SA	629,751	7,144,893
Interconexion Electrica SA ESP	151,643	935,972
Korea Electric Power Corp.	30,002	581,418
Manila Electric Company	22,540	162,191
Mercury NZ, Ltd.	116,623	454,283
NextEra Energy, Inc.	175,109	13,705,781
NRG Energy, Inc.	21,727	822,150
Origin Energy, Ltd.	172,488	716,284
Orsted A/S (A)	19,181	2,482,292
PGE Polska Grupa Energetyczna SA (B)	98,610	191,287
Pinnacle West Capital Corp.	10,081	714,037
Power Assets Holdings, Ltd.	134,500	847,690
PPL Corp.	66,992	1,753,181
Red Electrica Corp. SA	45,596	903,278
SSE PLC	105,792	2,400,920
Tenaga Nasional BHD	249,136	544,609
Terna - Rete Elettrica Nazionale	268,326	2,198,339
The Kansai Electric Power Company, Inc.	69,900	704,785
The Southern Company	94,686	6,132,812
Tokyo Electric Power Company Holdings, Inc. (B)	154,300	484,346
Verbund AG	9,728	1,173,358
Xcel Energy, Inc.	48,575	3,270,555
		102,143,583
Gas utilities – 0.2%
AltaGas, Ltd.	42,134	928,111
APA Group	115,355	843,300
Atmos Energy Corp.	11,856	1,301,907
Beijing Enterprises Holdings, Ltd.	58,714	200,714
China Gas Holdings, Ltd.	353,000	557,871
China Resources Gas Group, Ltd.	104,100	478,130
Enagas SA	25,869	546,705
ENN Energy Holdings, Ltd.	90,100	1,304,864
Hong Kong & China Gas Company, Ltd.	1,094,124	1,654,585
Kunlun Energy Company, Ltd.	444,490	437,237
Naturgy Energy Group SA (C)	20,490	549,739
Osaka Gas Company, Ltd.	36,400	666,166
Petronas Gas BHD	83,099	344,977

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Snam SpA	385,005	$2,139,186
Tokyo Gas Company, Ltd.	37,400	761,775
		12,715,267
Independent power and renewable electricity producers – 0.1%
AC Energy Corp.	764,100	126,965
B. Grimm Power PCL, NVDR	96,100	101,958
Brookfield Renewable Corp., Class A	18,875	707,347
CGN Power Company, Ltd., H Shares (A)	1,163,000	329,723
China Common Rich Renewable Energy Investments, Ltd. (B)(D)	1,136,000	31,254
China Longyuan Power Group Corp., Ltd., H Shares	381,300	786,847
China Power International Development, Ltd.	610,900	346,281
China Resources Power Holdings Company, Ltd.	220,332	492,127
EDP Renovaveis SA	28,751	698,856
Electricity Generating PCL, NVDR	33,400	183,980
Energy Absolute PCL, NVDR	186,400	544,780
Engie Brasil Energia SA	19,483	150,938
Global Power Synergy PCL, NVDR	87,800	202,676
Gulf Energy Development PCL	40,600	63,122
Gulf Energy Development PCL, NVDR	322,900	502,023
Huaneng Power International, Inc., H Shares	403,864	237,074
Meridian Energy, Ltd.	220,504	748,631
Northland Power, Inc.	33,458	1,063,793
Ratch Group PCL, NVDR	101,900	143,702
The AES Corp.	59,016	1,252,910
Uniper SE	8,630	276,084
		8,991,071
Multi-utilities – 0.7%
Algonquin Power & Utilities Corp.	101,324	1,466,100
Ameren Corp.	23,013	1,977,967
Atco, Ltd., Class I	1,913	62,831
Canadian Utilities, Ltd., Class A	20,726	577,221
CenterPoint Energy, Inc.	56,146	1,535,593
CMS Energy Corp.	26,152	1,673,990
Consolidated Edison, Inc.	31,655	2,715,049
Dominion Energy, Inc.	72,502	5,766,084
DTE Energy Company	17,396	2,115,180
E.ON SE	225,640	3,069,052
Engie SA	224,059	3,569,808
National Grid PLC	366,519	5,541,536
NiSource, Inc.	34,952	1,011,161
Public Service Enterprise Group, Inc.	45,184	2,929,279
RWE AG	64,978	3,008,669
Sempra Energy	28,394	4,094,983
Veolia Environnement SA	80,210	2,796,657
WEC Energy Group, Inc.	28,171	2,560,180
		46,471,340
Water utilities – 0.1%
American Water Works Company, Inc.	16,389	2,476,214
Beijing Enterprises Water Group, Ltd.	495,700	195,843
Cia de Saneamento Basico do Estado de Sao Paulo	35,998	288,856
Guangdong Investment, Ltd.	333,980	449,435
Severn Trent PLC	24,407	939,010
United Utilities Group PLC	67,485	968,589
		5,317,947
		175,639,208
TOTAL COMMON STOCKS (Cost $5,836,530,568)		$6,449,941,013
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.4%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	5,852	$473,240
Hyundai Motor Company	2,802	205,518
Hyundai Motor Company, 2nd Preferred	4,378	323,865
Porsche Automobil Holding SE	15,640	1,561,002
Volkswagen AG	19,023	3,739,495
		6,303,120
Textiles, apparel and luxury goods – 0.0%
Alpargatas SA	20,100	100,081
		6,403,201
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	18,522	1,470,048
Personal products – 0.0%
LG Household & Health Care, Ltd.	231	101,249
		1,571,297
Energy – 0.1%
Oil, gas and consumable fuels – 0.1%
Petroleo Brasileiro SA	509,033	3,346,106
Financials – 0.1%
Banks – 0.1%
Banco Bradesco SA	520,398	2,038,563
Bancolombia SA	153,123	1,353,486
Itau Unibanco Holding SA	512,967	2,518,234
Itausa SA	492,651	954,077
		6,864,360
Insurance – 0.0%
China Development Financial Holding Corp. (B)	182,972	60,828
		6,925,188
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	2,658	1,173,542
Information technology – 0.1%
Technology hardware, storage and peripherals – 0.1%
Samsung Electronics Company, Ltd.	98,572	5,447,826
Materials – 0.0%
Chemicals – 0.0%
Braskem SA, A Shares	20,300	190,223
Fuchs Petrolub SE	6,917	273,295
LG Chem, Ltd.	915	207,384
Sociedad Quimica y Minera de Chile SA, B Shares	18,452	1,225,432
		1,896,334
Metals and mining – 0.0%
Gerdau SA	121,683	603,525
		2,499,859
Utilities – 0.0%
Electric utilities – 0.0%
Centrais Eletricas Brasileiras SA, B Shares	29,879	198,449
Cia Energetica de Minas Gerais	113,859	279,782
		478,231
TOTAL PREFERRED SECURITIES (Cost $26,133,778)		$27,845,250
EXCHANGE-TRADED FUNDS – 2.7%
iShares MSCI India ETF	2,343,647	102,534,556
iShares MSCI Russia ETF	93,508	1,685,014
iShares MSCI Saudi Arabia ETF	642,481	29,933,190
KraneShares Bosera MSCI China A 50 Connect Index ETF (C)	413,112	16,797,134

The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
EXCHANGE-TRADED FUNDS (continued)
VanEck Russia ETF (C)	1,040,234	$11,286,539
Xtrackers Harvest CSI 300 China A-Shares ETF (C)	774,304	28,370,499
TOTAL EXCHANGE-TRADED FUNDS (Cost $175,281,396)		$190,606,932
RIGHTS – 0.0%
Americanas SA (Expiration Date: 3-4-22; Strike Price: BRL 23.73) (B)	1,060	1,393
Samsung Biologics Company, Ltd. (Expiration Date: 4-11-22; Strike Price: KRW 639,000.00) (B)	131	15,267
TOTAL RIGHTS (Cost $0)		$16,660
WARRANTS – 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (B)	185,580	3,237
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (B)	92,790	1,812
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (B)	46,395	986
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (B)	119,346	105,409
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (B)	9,247	927
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (B)	10,203	1,351
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (B)	20,359	5,921
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (B)	439	6,146
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (B)	4,236	1,121
Whiting Petroleum Corp., Class A (Expiration Date: 9-1-24; Strike Price: $73.44) (B)	701	12,863
Whiting Petroleum Corp., Class B (Expiration Date: 9-1-25; Strike Price: $83.45) (B)	350	5,352
TOTAL WARRANTS (Cost $11,112)		$145,125
SHORT-TERM INVESTMENTS – 4.9%
U.S. Government Agency – 3.6%
Federal Farm Credit Bank Discount Note 0.030%, 03/04/2022 *	$32,330,000	32,329,785
Federal Home Loan Bank Discount Note
0.010%, 03/01/2022 *	23,500,000	23,500,000
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank Discount Note (continued)
0.015%, 03/08/2022 *	$43,000,000	$42,999,331
0.050%, 03/21/2022 *	42,000,000	41,998,134
0.100%, 03/25/2022 *	80,000,000	79,995,735
0.100%, 04/08/2022 *	21,000,000	20,995,793
Federal National Mortgage Association Discount Note 0.047%, 03/16/2022 *	7,667,000	7,666,745
		249,485,523
Short-term funds – 1.0%
John Hancock Collateral Trust, 0.0896% (E)(F)	7,178,389	71,794,663
Repurchase agreement – 0.3%
Repurchase Agreement with State Street Corp. dated 2-28-22 at 0.000% to be repurchased at $20,426,000 on 3-1-22, collateralized by $21,186,400 U.S. Treasury Notes, 0.125% due 7-15-23 (valued at $20,834,577)	$20,426,000	20,426,000
TOTAL SHORT-TERM INVESTMENTS (Cost $341,713,737)		$341,706,186
Total Investments (Strategic Equity Allocation Fund) (Cost $6,379,670,591) – 100.4%		$7,010,261,166
Other assets and liabilities, net – (0.4%)		(26,279,096)
TOTAL NET ASSETS – 100.0%		$6,983,982,070
Currency Abbreviations
BRL	Brazilian Real
CHF	Swiss Franc
KRW	Korean Won
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
NVDR	Non-Voting Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 2-28-22.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 2-28-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	171	Long	Mar 2022	$13,437,787	$13,479,077	$41,290
Mini MSCI EAFE Index Futures	749	Long	Mar 2022	84,773,865	80,884,510	(3,889,355)
Mini MSCI Emerging Markets Index Futures	690	Long	Mar 2022	42,119,155	40,554,750	(1,564,405)
S&P 500 Index E-Mini Futures	830	Long	Mar 2022	190,471,655	181,272,000	(9,199,655)
The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P/TSX 60 Index Futures	67	Long	Mar 2022	$13,476,173	$13,483,519	$7,346
						$(14,604,779)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 96.4%
Communication services – 8.7%
Diversified telecommunication services – 1.0%
AT&T, Inc.	178,822	$4,236,293
Lumen Technologies, Inc.	27,496	284,859
Verizon Communications, Inc.	104,444	5,605,509
		10,126,661
Entertainment – 1.5%
Activision Blizzard, Inc.	21,517	1,753,636
Electronic Arts, Inc.	7,855	1,021,857
Live Nation Entertainment, Inc. (A)	3,697	446,672
Netflix, Inc. (A)	12,610	4,974,897
Take-Two Interactive Software, Inc. (A)	3,120	505,440
The Walt Disney Company (A)	47,766	7,091,340
		15,793,842
Interactive media and services – 5.1%
Alphabet, Inc., Class A (A)	7,696	20,787,973
Alphabet, Inc., Class C (A)	7,151	19,292,111
Match Group, Inc. (A)	7,326	816,776
Meta Platforms, Inc., Class A (A)	60,169	12,697,464
Twitter, Inc. (A)	20,210	718,466
		54,312,790
Media – 0.9%
Charter Communications, Inc., Class A (A)	3,132	1,884,775
Comcast Corp., Class A	115,371	5,394,748
Discovery, Inc., Series A (A)(B)	4,142	116,183
Discovery, Inc., Series C (A)	7,426	207,705
DISH Network Corp., Class A (A)	6,165	197,033
Fox Corp., Class A	7,931	331,754
Fox Corp., Class B	3,637	139,152
News Corp., Class A	9,844	219,718
News Corp., Class B	3,068	68,815
Omnicom Group, Inc.	5,341	448,056
Paramount Global, Class B	14,995	458,997
The Interpublic Group of Companies, Inc.	10,455	384,744
		9,851,680
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	14,800	1,823,508
		91,908,481
Consumer discretionary – 10.9%
Auto components – 0.1%
Aptiv PLC (A)	7,126	922,389
BorgWarner, Inc.	6,289	257,912
		1,180,301
Automobiles – 2.1%
Ford Motor Company	104,134	1,828,593
General Motors Company (A)	38,358	1,792,086
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Tesla, Inc. (A)	21,654	$18,848,291
		22,468,970
Distributors – 0.1%
Genuine Parts Company	3,564	435,378
LKQ Corp.	6,630	311,279
Pool Corp.	1,001	459,039
		1,205,696
Hotels, restaurants and leisure – 1.5%
Booking Holdings, Inc. (A)	868	1,885,513
Caesars Entertainment, Inc. (A)	4,450	374,646
Carnival Corp. (A)	16,750	340,528
Chipotle Mexican Grill, Inc. (A)	601	915,533
Darden Restaurants, Inc.	2,698	391,804
Domino's Pizza, Inc.	776	335,395
Expedia Group, Inc. (A)	3,052	598,528
Hilton Worldwide Holdings, Inc. (A)	5,820	866,365
Las Vegas Sands Corp. (A)	7,240	310,306
Marriott International, Inc., Class A (A)	5,726	974,222
McDonald's Corp.	15,822	3,872,751
MGM Resorts International	8,324	368,670
Norwegian Cruise Line Holdings, Ltd. (A)	8,004	155,998
Penn National Gaming, Inc. (A)	3,485	178,955
Royal Caribbean Cruises, Ltd. (A)	4,663	376,397
Starbucks Corp.	25,248	2,317,514
Wynn Resorts, Ltd. (A)	2,204	190,690
Yum! Brands, Inc.	6,274	769,067
		15,222,882
Household durables – 0.3%
D.R. Horton, Inc.	6,347	542,034
Garmin, Ltd.	2,917	322,153
Hamilton Beach Brands Holding Company, Class B	294	4,439
Lennar Corp., A Shares	5,277	474,297
Mohawk Industries, Inc. (A)	1,061	149,368
Newell Brands, Inc.	7,321	173,874
NVR, Inc. (A)	64	317,340
PulteGroup, Inc.	4,919	244,278
Whirlpool Corp.	1,172	235,888
		2,463,671
Internet and direct marketing retail – 3.9%
Amazon.com, Inc. (A)	12,916	39,668,394
eBay, Inc.	18,602	1,015,483
Etsy, Inc. (A)	3,764	583,006
		41,266,883
Leisure products – 0.0%
Hasbro, Inc.	2,453	238,064
Multiline retail – 0.6%
Dollar General Corp.	8,123	1,611,116
Dollar Tree, Inc. (A)	7,919	1,125,132

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Target Corp.	16,922	$3,380,508
		6,116,756
Specialty retail – 1.9%
Advance Auto Parts, Inc.	1,670	341,482
AutoZone, Inc. (A)	558	1,039,772
Bath & Body Works, Inc.	6,654	355,124
Best Buy Company, Inc.	5,627	543,793
CarMax, Inc. (A)	4,199	459,077
Lowe's Companies, Inc.	17,755	3,924,920
O'Reilly Automotive, Inc. (A)	1,668	1,082,932
Ross Stores, Inc.	9,028	825,069
The Home Depot, Inc.	27,088	8,555,203
The TJX Companies, Inc.	30,602	2,022,792
Tractor Supply Company	2,913	593,640
Ulta Beauty, Inc. (A)	1,367	511,942
		20,255,746
Textiles, apparel and luxury goods – 0.4%
NIKE, Inc., Class B	24,464	3,340,559
PVH Corp.	1,348	131,956
Ralph Lauren Corp.	935	123,457
Tapestry, Inc.	5,145	210,431
Under Armour, Inc., Class A (A)	3,617	64,708
Under Armour, Inc., Class C (A)	4,124	64,458
VF Corp.	6,286	364,714
		4,300,283
		114,719,252
Consumer staples – 8.3%
Beverages – 1.4%
Brown-Forman Corp., Class B	4,755	310,169
Constellation Brands, Inc., Class A	4,253	917,032
Molson Coors Beverage Company, Class B	4,831	252,082
Monster Beverage Corp. (A)	9,918	837,079
PepsiCo, Inc.	36,166	5,921,821
The Coca-Cola Company	98,974	6,160,142
		14,398,325
Food and staples retailing – 3.9%
Costco Wholesale Corp.	34,917	18,130,652
Sysco Corp.	39,658	3,454,212
The Kroger Company	52,887	2,475,112
Walgreens Boots Alliance, Inc.	56,348	2,597,079
Walmart, Inc.	111,677	15,094,263
		41,751,318
Food products – 0.9%
Archer-Daniels-Midland Company	14,386	1,128,582
Campbell Soup Company	5,259	236,497
Conagra Brands, Inc.	12,448	435,307
General Mills, Inc.	15,762	1,062,832
Hormel Foods Corp.	7,350	350,154
Kellogg Company	6,506	415,994
Lamb Weston Holdings, Inc.	3,734	248,050
McCormick & Company, Inc.	6,472	615,940
Mondelez International, Inc., Class A	36,290	2,376,269
The Hershey Company	3,748	758,070
The J.M. Smucker Company	2,834	381,882
The Kraft Heinz Company	18,417	722,315
Tyson Foods, Inc., Class A	7,555	700,046
		9,431,938
Household products – 1.3%
Church & Dwight Company, Inc.	6,517	637,688
Colgate-Palmolive Company	22,541	1,734,530
Kimberly-Clark Corp.	9,012	1,172,912
The Clorox Company	3,270	476,733
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
The Procter & Gamble Company	64,496	$10,054,281
		14,076,144
Personal products – 0.2%
The Estee Lauder Companies, Inc., Class A	6,228	1,845,543
Tobacco – 0.6%
Altria Group, Inc.	47,247	2,423,299
Philip Morris International, Inc.	39,465	3,988,728
		6,412,027
		87,915,295
Energy – 4.1%
Energy equipment and services – 0.3%
Baker Hughes Company	27,509	808,214
Halliburton Company	28,183	944,976
Schlumberger NV	44,137	1,731,936
		3,485,126
Oil, gas and consumable fuels – 3.8%
APA Corp.	11,442	407,678
Chevron Corp.	61,607	8,871,408
ConocoPhillips	41,890	3,973,685
Coterra Energy, Inc.	25,586	596,921
Devon Energy Corp.	19,762	1,176,827
Diamondback Energy, Inc.	5,288	730,273
EOG Resources, Inc.	18,519	2,128,203
Exxon Mobil Corp.	135,289	10,609,363
Hess Corp.	8,755	884,780
Kinder Morgan, Inc.	62,067	1,079,966
Marathon Oil Corp.	24,661	556,352
Marathon Petroleum Corp.	19,474	1,516,440
Occidental Petroleum Corp.	27,802	1,215,781
ONEOK, Inc.	14,104	920,991
Phillips 66	13,822	1,164,365
Pioneer Natural Resources Company	7,210	1,727,516
The Williams Companies, Inc.	38,742	1,211,850
Valero Energy Corp.	12,891	1,076,527
		39,848,926
		43,334,052
Financials – 15.4%
Banks – 4.9%
Bank of America Corp.	235,404	10,404,857
Citigroup, Inc.	65,134	3,857,887
Citizens Financial Group, Inc.	13,963	731,940
Comerica, Inc.	4,244	405,260
Fifth Third Bancorp	22,307	1,067,167
First Republic Bank	5,942	1,029,511
Huntington Bancshares, Inc.	46,921	728,214
JPMorgan Chase & Co.	97,085	13,766,653
KeyCorp	30,476	764,033
M&T Bank Corp.	4,188	763,179
People's United Financial, Inc.	13,890	292,801
Regions Financial Corp.	31,107	752,478
Signature Bank	1,944	670,466
SVB Financial Group (A)	1,910	1,157,460
The PNC Financial Services Group, Inc.	13,799	2,749,451
Truist Financial Corp.	44,052	2,740,915
U.S. Bancorp	44,404	2,510,602
Wells Fargo & Company	130,020	6,939,167
Zions Bancorp NA	5,034	356,860
		51,688,901
Capital markets – 4.4%
Ameriprise Financial, Inc.	4,784	1,434,195
BlackRock, Inc.	6,158	4,580,875

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Cboe Global Markets, Inc.	4,535	$531,910
CME Group, Inc.	15,664	3,705,006
FactSet Research Systems, Inc.	1,625	659,896
Franklin Resources, Inc.	11,656	346,533
Intercontinental Exchange, Inc.	24,281	3,110,882
Invesco, Ltd.	14,371	305,240
MarketAxess Holdings, Inc.	1,644	627,071
Moody's Corp.	6,887	2,217,821
Morgan Stanley	61,222	5,555,284
MSCI, Inc.	3,576	1,794,043
Nasdaq, Inc.	5,021	859,344
Northern Trust Corp.	8,788	1,000,953
Raymond James Financial, Inc.	7,837	859,327
S&P Global, Inc.	12,810	4,812,799
State Street Corp.	15,453	1,318,604
T. Rowe Price Group, Inc.	9,659	1,396,305
The Bank of New York Mellon Corp.	32,182	1,710,473
The Charles Schwab Corp.	64,226	5,424,528
The Goldman Sachs Group, Inc.	14,512	4,952,800
		47,203,889
Consumer finance – 1.0%
American Express Company	26,723	5,198,692
Capital One Financial Corp.	18,097	2,773,727
Discover Financial Services	12,363	1,526,089
Synchrony Financial	23,190	992,068
		10,490,576
Diversified financial services – 2.4%
Berkshire Hathaway, Inc., Class B (A)	78,521	25,240,575
Insurance – 2.7%
Aflac, Inc.	22,825	1,394,379
American International Group, Inc.	31,270	1,914,975
Aon PLC, Class A	8,450	2,468,583
Arthur J. Gallagher & Company	7,945	1,256,820
Assurant, Inc.	2,180	369,968
Brown & Brown, Inc.	8,931	603,825
Chubb, Ltd.	16,259	3,310,983
Cincinnati Financial Corp.	5,673	696,588
Everest Re Group, Ltd.	1,467	437,489
Globe Life, Inc.	3,475	350,836
Lincoln National Corp.	6,293	424,274
Loews Corp.	7,566	464,098
Marsh & McLennan Companies, Inc.	19,404	3,015,576
MetLife, Inc.	26,697	1,803,382
Principal Financial Group, Inc.	9,266	654,550
Prudential Financial, Inc.	14,070	1,571,056
The Allstate Corp.	10,891	1,332,623
The Hartford Financial Services Group, Inc.	12,810	890,039
The Progressive Corp.	22,400	2,372,832
The Travelers Companies, Inc.	9,261	1,591,318
W.R. Berkley Corp.	5,300	478,590
Willis Towers Watson PLC	4,730	1,051,479
		28,454,263
		163,078,204
Health care – 10.2%
Biotechnology – 1.3%
AbbVie, Inc.	33,975	5,020,486
Amgen, Inc.	11,011	2,493,771
Biogen, Inc. (A)	2,871	605,810
Gilead Sciences, Inc.	24,541	1,482,276
Incyte Corp. (A)	3,694	252,300
Moderna, Inc. (A)	6,921	1,063,066
Regeneron Pharmaceuticals, Inc. (A)	2,040	1,261,454
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (A)	5,016	$1,153,780
		13,332,943
Health care equipment and supplies – 2.6%
Abbott Laboratories	44,957	5,422,713
ABIOMED, Inc. (A)	1,152	357,972
Align Technology, Inc. (A)	1,866	954,384
Baxter International, Inc.	12,722	1,080,988
Becton, Dickinson and Company	7,312	1,983,599
Boston Scientific Corp. (A)	36,207	1,599,263
Dentsply Sirona, Inc.	5,424	293,655
DexCom, Inc. (A)	2,468	1,021,530
Edwards Lifesciences Corp. (A)	15,853	1,781,402
Hologic, Inc. (A)	6,450	459,047
IDEXX Laboratories, Inc. (A)	2,139	1,138,697
Intuitive Surgical, Inc. (A)	9,005	2,614,422
Medtronic PLC	33,805	3,549,187
ResMed, Inc.	3,718	917,417
STERIS PLC	2,532	607,680
Stryker Corp.	8,513	2,241,899
Teleflex, Inc.	1,186	398,864
The Cooper Companies, Inc.	1,246	509,639
Zimmer Biomet Holdings, Inc.	5,230	665,204
		27,597,562
Health care providers and services – 2.6%
AmerisourceBergen Corp.	3,780	538,763
Anthem, Inc.	6,167	2,786,559
Cardinal Health, Inc.	7,143	385,793
Centene Corp. (A)	14,766	1,219,967
Cigna Corp.	8,276	1,967,867
CVS Health Corp.	32,969	3,417,237
DaVita, Inc. (A)	1,662	187,424
HCA Healthcare, Inc.	5,984	1,497,855
Henry Schein, Inc. (A)	3,487	301,207
Humana, Inc.	3,234	1,404,591
Laboratory Corp. of America Holdings (A)	2,377	644,785
McKesson Corp.	3,865	1,062,720
Quest Diagnostics, Inc.	3,111	408,381
UnitedHealth Group, Inc.	24,027	11,433,728
Universal Health Services, Inc., Class B	1,855	266,990
		27,523,867
Health care technology – 0.1%
Cerner Corp.	7,419	691,822
Life sciences tools and services – 1.2%
Agilent Technologies, Inc.	5,924	772,253
Bio-Rad Laboratories, Inc., Class A (A)	425	266,033
Bio-Techne Corp.	761	319,171
Charles River Laboratories International, Inc. (A)	982	285,919
Danaher Corp.	12,564	3,447,687
Illumina, Inc. (A)	3,069	1,002,335
IQVIA Holdings, Inc. (A)	3,701	851,674
Mettler-Toledo International, Inc. (A)	445	626,889
PerkinElmer, Inc.	2,486	446,510
Thermo Fisher Scientific, Inc.	7,726	4,202,944
Waters Corp. (A)	1,195	378,492
West Pharmaceutical Services, Inc.	1,452	562,040
		13,161,947
Pharmaceuticals – 2.4%
Bristol-Myers Squibb Company	41,312	2,836,895
Catalent, Inc. (A)	3,194	325,916
Elanco Animal Health, Inc. (A)(C)	2,471	0
Eli Lilly & Company	14,740	3,684,263
Johnson & Johnson	49,009	8,065,411

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	46,804	$3,584,250
Organon & Company	4,675	174,518
Pfizer, Inc.	104,597	4,909,783
Viatris, Inc.	22,218	244,620
Zoetis, Inc.	8,796	1,703,345
		25,529,001
		107,837,142
Industrials – 7.4%
Aerospace and defense – 1.3%
General Dynamics Corp.	5,197	1,218,437
Howmet Aerospace, Inc.	8,417	302,339
Huntington Ingalls Industries, Inc.	894	182,734
L3Harris Technologies, Inc.	4,405	1,111,426
Lockheed Martin Corp.	5,505	2,388,069
Northrop Grumman Corp.	3,336	1,474,979
Raytheon Technologies Corp.	33,251	3,414,878
Textron, Inc.	4,892	357,752
The Boeing Company (A)	12,134	2,491,596
TransDigm Group, Inc. (A)	1,157	771,245
		13,713,455
Air freight and logistics – 1.0%
CH Robinson Worldwide, Inc.	5,753	556,200
Expeditors International of Washington, Inc.	7,593	784,812
FedEx Corp.	10,966	2,437,413
United Parcel Service, Inc., Class B	32,893	6,921,345
		10,699,770
Airlines – 0.3%
Alaska Air Group, Inc. (A)	5,483	307,816
American Airlines Group, Inc. (A)	28,648	494,178
Delta Air Lines, Inc. (A)	28,170	1,124,546
Southwest Airlines Company (A)	26,330	1,153,254
United Airlines Holdings, Inc. (A)	14,207	630,791
		3,710,585
Building products – 0.5%
A.O. Smith Corp.	4,002	274,457
Allegion PLC	2,712	310,578
Carrier Global Corp.	26,121	1,172,310
Fortune Brands Home & Security, Inc.	4,096	355,942
Johnson Controls International PLC	21,269	1,381,634
Masco Corp.	7,366	412,791
Trane Technologies PLC	7,136	1,098,444
		5,006,156
Commercial services and supplies – 0.3%
Cintas Corp.	1,870	701,848
Copart, Inc. (A)	4,543	558,244
Republic Services, Inc.	4,422	531,878
Rollins, Inc.	4,809	156,918
Waste Management, Inc.	8,127	1,173,539
		3,122,427
Construction and engineering – 0.1%
Quanta Services, Inc.	7,451	811,712
Electrical equipment – 0.6%
AMETEK, Inc.	7,825	1,015,607
Eaton Corp. PLC	13,579	2,095,104
Emerson Electric Company	20,377	1,893,431
Generac Holdings, Inc. (A)	2,151	678,576
Rockwell Automation, Inc.	3,971	1,058,589
		6,741,307
Industrial conglomerates – 0.8%
3M Company	13,105	1,948,058
General Electric Company	24,502	2,340,186
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Honeywell International, Inc.	15,577	$2,955,736
Roper Technologies, Inc.	2,412	1,081,107
		8,325,087
Machinery – 0.7%
Caterpillar, Inc.	6,750	1,266,165
Cummins, Inc.	1,789	365,171
Deere & Company	3,544	1,275,911
Dover Corp.	1,834	287,681
Fortive Corp.	4,551	294,677
IDEX Corp.	958	183,840
Illinois Tool Works, Inc.	3,646	788,776
Ingersoll Rand, Inc.	5,147	260,026
Otis Worldwide Corp.	5,401	423,060
PACCAR, Inc.	4,376	401,761
Parker-Hannifin Corp.	1,640	486,080
Pentair PLC	2,115	122,480
Snap-on, Inc.	679	142,712
Stanley Black & Decker, Inc.	2,061	335,325
Wabtec Corp.	2,380	220,912
Xylem, Inc.	2,300	204,585
		7,059,162
Professional services – 0.2%
Equifax, Inc.	2,627	573,579
Jacobs Engineering Group, Inc.	2,747	337,881
Leidos Holdings, Inc.	2,943	299,715
Nielsen Holdings PLC	7,507	130,772
Robert Half International, Inc.	2,351	282,802
Verisk Analytics, Inc.	3,463	614,128
		2,238,877
Road and rail – 1.5%
CSX Corp.	99,555	3,375,910
JB Hunt Transport Services, Inc.	3,753	761,596
Norfolk Southern Corp.	10,832	2,778,625
Old Dominion Freight Line, Inc.	4,237	1,330,545
Union Pacific Corp.	28,767	7,075,244
		15,321,920
Trading companies and distributors – 0.1%
Fastenal Company	11,755	604,912
United Rentals, Inc. (A)	1,463	470,530
W.W. Grainger, Inc.	886	422,675
		1,498,117
		78,248,575
Information technology – 24.6%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	6,047	742,148
Cisco Systems, Inc.	115,038	6,415,669
F5, Inc. (A)	1,645	330,398
Juniper Networks, Inc.	8,712	294,378
Motorola Solutions, Inc.	4,769	1,051,231
		8,833,824
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	16,359	1,243,448
CDW Corp.	3,789	653,451
Corning, Inc.	20,786	839,754
IPG Photonics Corp. (A)	969	126,309
Keysight Technologies, Inc. (A)	5,019	789,840
TE Connectivity, Ltd.	8,826	1,257,087
Teledyne Technologies, Inc. (A)	1,265	543,166
Trimble, Inc. (A)	6,866	478,904

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Zebra Technologies Corp., Class A (A)	1,519	$627,863
		6,559,822
IT services – 2.9%
Accenture PLC, Class A	12,141	3,836,799
Akamai Technologies, Inc. (A)	3,087	334,199
Automatic Data Processing, Inc.	8,102	1,656,373
Broadridge Financial Solutions, Inc.	2,229	325,902
Cognizant Technology Solutions Corp., Class A	9,876	850,620
DXC Technology Company (A)	4,777	162,561
EPAM Systems, Inc. (A)	1,074	223,124
Fidelity National Information Services, Inc.	11,468	1,092,098
Fiserv, Inc. (A)	11,417	1,115,098
FleetCor Technologies, Inc. (A)	1,543	361,371
Gartner, Inc. (A)	1,574	441,381
Global Payments, Inc.	5,333	711,316
IBM Corp.	17,112	2,096,391
Jack Henry & Associates, Inc.	1,430	252,824
Mastercard, Inc., Class A	16,596	5,988,169
Paychex, Inc.	6,151	732,338
PayPal Holdings, Inc. (A)	22,178	2,482,384
VeriSign, Inc. (A)	1,855	396,451
Visa, Inc., Class A	31,949	6,904,818
		29,964,217
Semiconductors and semiconductor equipment – 5.2%
Advanced Micro Devices, Inc. (A)	40,552	5,001,684
Analog Devices, Inc.	13,255	2,124,644
Applied Materials, Inc.	22,215	2,981,253
Broadcom, Inc.	10,094	5,929,619
Enphase Energy, Inc. (A)	3,279	546,609
Intel Corp.	99,863	4,763,465
KLA Corp.	3,720	1,296,420
Lam Research Corp.	3,439	1,930,483
Microchip Technology, Inc.	13,683	962,325
Micron Technology, Inc.	25,880	2,299,697
Monolithic Power Systems, Inc.	1,067	489,433
NVIDIA Corp.	61,685	15,041,887
NXP Semiconductors NV	6,586	1,252,130
Qorvo, Inc. (A)	2,689	367,801
QUALCOMM, Inc.	27,942	4,805,745
Skyworks Solutions, Inc.	4,015	554,753
SolarEdge Technologies, Inc. (A)	1,272	406,302
Teradyne, Inc.	3,994	470,972
Texas Instruments, Inc.	22,775	3,871,522
		55,096,744
Software – 8.2%
Adobe, Inc. (A)	12,381	5,790,346
ANSYS, Inc. (A)	2,247	728,455
Autodesk, Inc. (A)	5,743	1,264,781
Cadence Design Systems, Inc. (A)	7,175	1,086,510
Ceridian HCM Holding, Inc. (A)	3,643	265,611
Citrix Systems, Inc.	3,179	325,848
Fortinet, Inc. (A)	3,477	1,197,896
Intuit, Inc.	7,348	3,485,671
Microsoft Corp.	193,700	57,875,623
NortonLifeLock, Inc.	14,813	429,281
Oracle Corp.	41,044	3,118,113
Paycom Software, Inc. (A)	1,228	416,550
PTC, Inc. (A)	2,690	299,343
salesforce.com, Inc. (A)	25,192	5,303,672
ServiceNow, Inc. (A)	5,079	2,945,414
Synopsys, Inc. (A)	3,948	1,233,316
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Tyler Technologies, Inc. (A)	1,040	$445,390
		86,211,820
Technology hardware, storage and peripherals – 6.9%
Apple, Inc.	424,636	70,115,893
Hewlett Packard Enterprise Company	35,118	559,079
HP, Inc.	30,907	1,061,965
NetApp, Inc.	6,057	474,748
Seagate Technology Holdings PLC	5,535	570,991
Western Digital Corp. (A)	8,193	417,351
		73,200,027
		259,866,454
Materials – 2.2%
Chemicals – 1.4%
Air Products & Chemicals, Inc.	5,369	1,268,695
Albemarle Corp.	2,797	547,904
Celanese Corp.	2,629	366,167
CF Industries Holdings, Inc.	5,051	410,091
Corteva, Inc.	17,544	912,814
Dow, Inc.	17,899	1,055,325
DuPont de Nemours, Inc.	12,468	964,649
Eastman Chemical Company	3,244	384,317
Ecolab, Inc.	6,067	1,069,369
FMC Corp.	3,028	355,033
International Flavors & Fragrances, Inc.	5,863	779,779
Linde PLC	12,085	3,543,805
LyondellBasell Industries NV, Class A	6,340	616,438
PPG Industries, Inc.	5,774	770,540
The Mosaic Company	8,622	452,051
The Sherwin-Williams Company	5,917	1,556,940
		15,053,917
Construction materials – 0.1%
Martin Marietta Materials, Inc.	1,549	587,691
Vulcan Materials Company	3,268	592,979
		1,180,670
Containers and packaging – 0.3%
Amcor PLC	37,273	433,485
Avery Dennison Corp.	2,025	356,805
Ball Corp.	7,900	708,946
International Paper Company	9,375	408,094
Packaging Corp. of America	2,309	339,862
Sealed Air Corp.	3,618	242,876
Westrock Company	6,450	291,992
		2,782,060
Metals and mining – 0.4%
Freeport-McMoRan, Inc.	34,981	1,642,358
Newmont Corp.	19,566	1,295,269
Nucor Corp.	6,852	901,860
		3,839,487
		22,856,134
Real estate – 2.4%
Equity real estate investment trusts – 2.3%
Alexandria Real Estate Equities, Inc.	3,630	687,522
American Tower Corp.	11,764	2,668,899
AvalonBay Communities, Inc.	3,610	861,310
Boston Properties, Inc.	3,599	440,194
Crown Castle International Corp.	11,161	1,859,311
Digital Realty Trust, Inc.	7,407	999,352
Duke Realty Corp.	9,904	524,912
Equinix, Inc.	2,350	1,667,866
Equity Residential	8,863	756,014
Essex Property Trust, Inc.	1,679	532,528
Extra Space Storage, Inc.	3,459	650,811

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Federal Realty Investment Trust	1,789	$210,351
Healthpeak Properties, Inc.	13,976	434,095
Host Hotels & Resorts, Inc. (A)	18,006	328,970
Iron Mountain, Inc.	7,465	367,129
Kimco Realty Corp.	15,656	368,386
Mid-America Apartment Communities, Inc.	2,983	610,352
Prologis, Inc.	19,218	2,802,945
Public Storage	3,946	1,400,909
Realty Income Corp.	14,488	957,512
Regency Centers Corp.	3,956	260,661
SBA Communications Corp.	2,810	852,526
Simon Property Group, Inc.	8,237	1,133,082
UDR, Inc.	7,482	410,537
Ventas, Inc.	10,202	550,908
Vornado Realty Trust	4,021	174,029
Welltower, Inc.	11,152	928,850
Weyerhaeuser Company	19,233	747,779
		24,187,740
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	8,631	835,912
		25,023,652
Utilities – 2.2%
Electric utilities – 1.4%
Alliant Energy Corp.	5,987	349,641
American Electric Power Company, Inc.	12,003	1,088,072
Constellation Energy Corp.	7,815	359,334
Duke Energy Corp.	18,584	1,866,019
Edison International	9,034	572,936
Entergy Corp.	4,866	511,952
Evergy, Inc.	5,472	341,508
Eversource Energy	8,248	674,686
Exelon Corp.	23,068	981,774
FirstEnergy Corp.	12,956	542,209
NextEra Energy, Inc.	46,760	3,659,905
NRG Energy, Inc.	5,803	219,586
Pinnacle West Capital Corp.	2,691	190,604
PPL Corp.	17,868	467,606
The Southern Company	25,343	1,641,466
Xcel Energy, Inc.	12,966	873,001
		14,340,299
Gas utilities – 0.0%
Atmos Energy Corp.	3,162	347,219
Independent power and renewable electricity producers – 0.0%
The AES Corp.	15,867	336,856
Multi-utilities – 0.7%
Ameren Corp.	6,145	528,163
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
CenterPoint Energy, Inc.	14,934	$408,445
CMS Energy Corp.	6,997	447,878
Consolidated Edison, Inc.	8,456	725,271
Dominion Energy, Inc.	19,368	1,540,337
DTE Energy Company	4,623	562,111
NiSource, Inc.	9,314	269,454
Public Service Enterprise Group, Inc.	12,050	781,202
Sempra Energy	7,586	1,094,053
WEC Energy Group, Inc.	7,533	684,599
		7,041,513
Water utilities – 0.1%
American Water Works Company, Inc.	4,365	659,508
		22,725,395
TOTAL COMMON STOCKS (Cost $907,877,043)		$1,017,512,636
SHORT-TERM INVESTMENTS – 3.3%
U.S. Government Agency – 2.3%
Federal Home Loan Bank Discount Note 0.030%, 03/18/2022 *	$24,000,000	23,999,094
Short-term funds – 0.0%
John Hancock Collateral Trust, 0.0896% (D)(E)	11,810	118,122
Repurchase agreement – 1.0%
Repurchase Agreement with State Street Corp. dated 2-28-22 at 0.000% to be repurchased at $10,549,000 on 3-1-22, collateralized by $10,934,200 U.S. Treasury Notes, 0.125% due 6-30-23 (valued at $10,760,026)	$10,549,000	10,549,000
TOTAL SHORT-TERM INVESTMENTS (Cost $34,666,781)		$34,666,216
Total Investments (U.S. Sector Rotation Fund) (Cost $942,543,824) – 99.7%		$1,052,178,852
Other assets and liabilities, net – 0.3%		3,366,444
TOTAL NET ASSETS – 100.0%		$1,055,545,296
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-22.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 2-28-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	174	Long	Mar 2022	$40,995,012	$38,001,600	$(2,993,412)
						$(2,993,412)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II
Portfolio of Investments — February 28, 2022 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 2-28-22:
Capital Appreciation Fund
United States	86.9%
France	3.8%
Canada	3.4%
Australia	1.7%
Netherlands	1.6%
Taiwan	1.3%
Argentina	1.3%
TOTAL	100.0%
Health Sciences Fund
United States	88.2%
United Kingdom	3.1%
Switzerland	2.1%
Germany	1.8%
Netherlands	1.6%
Denmark	1.0%
Other countries	2.2%
TOTAL	100.0%
High Yield Fund
United States	80.6%
Cayman Islands	6.4%
Canada	3.6%
United Kingdom	1.7%
Luxembourg	1.1%
Switzerland	1.0%
Other countries	5.6%
TOTAL	100.0%
Mid Value Fund
United States	79.7%
Canada	8.0%
United Kingdom	2.3%
South Africa	1.7%
Belgium	1.4%
Netherlands	1.3%
Bermuda	1.1%
Other countries	4.5%
TOTAL	100.0%
Science & Technology Fund
United States	78.2%
China	9.0%
Germany	4.6%
South Korea	3.3%
Other countries	4.9%
TOTAL	100.0%
Strategic Equity Allocation Fund
United States	60.7%
Japan	5.3%
Canada	4.1%
United Kingdom	3.8%
France	3.1%
China	3.0%
Switzerland	2.9%
Taiwan	2.0%
Germany	2.0%
Australia	1.7%
Other countries	11.4%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II
Statements of assets and liabilities — February 28, 2022 (unaudited)

Assets	Capital Appreciation Fund	Capital Appreciation Value Fund	Core Bond Fund	Health Sciences Fund
Unaffiliated investments, at value (including securities loaned)	$1,692,527,227	$1,311,065,531	$1,861,934,911	$361,951,964
Affiliated investments, at value	—	2,117,869	1,007,490	—
Total investments, at value	1,692,527,227	1,313,183,400	1,862,942,401	361,951,964
Cash	—	97,003	—	1,160,109
Foreign currency, at value	—	225	—	341
Cash collateral at broker for sale commitments	—	—	3,550,000	—
Dividends and interest receivable	760,483	2,856,064	5,611,533	410,835
Receivable for fund shares sold	85,901	8,457	70,540	2,994
Receivable for investments sold	—	2,417,985	26,105,882	380,162
Receivable for delayed delivery securities sold	—	—	107,258,122	—
Receivable for securities lending income	—	975	170	—
Other assets	52,048	37,881	64,450	467,081
Total assets	1,693,425,659	1,318,601,990	2,005,603,098	364,373,486
Liabilities
Written options, at value	—	6,071,069	—	—
Payable for investments purchased	300	8,452,151	30,713,286	246,742
Payable for delayed delivery securities purchased	—	—	302,352,734	—
Payable for fund shares repurchased	1,457,337	1,653,464	1,895,136	209,203
Payable upon return of securities loaned	—	2,118,121	1,007,500	—
Payable to affiliates
Accounting and legal services fees	63,367	45,532	59,169	12,980
Trustees' fees	558	431	567	120
Other liabilities and accrued expenses	341,832	248,292	425,712	113,851
Total liabilities	1,863,394	18,589,060	336,454,104	582,896
Net assets	$1,691,562,265	$1,300,012,930	$1,669,148,994	$363,790,590
Net assets consist of
Paid-in capital	$708,999,243	$1,065,172,997	$1,742,754,738	$268,453,390
Total distributable earnings (loss)	982,563,022	234,839,933	(73,605,744)	95,337,200
Net assets	$1,691,562,265	$1,300,012,930	$1,669,148,994	$363,790,590
Unaffiliated investments, including repurchase agreements, at cost	$742,569,588	$1,153,074,956	$1,906,998,436	$266,900,841
Affiliated investments, at cost	—	$2,117,920	$1,007,500	—
Foreign currency, at cost	—	$226	—	$384
Premiums received on written options	—	$5,838,175	—	—
Securities loaned, at value	—	$2,063,710	$985,968	—
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$678,951,027	—	$159,175,280	—
Shares outstanding	47,699,977	—	12,805,038	—
Net asset value, offering price and redemption price per share	$14.23	—	$12.43	—
Class NAV
Net assets	$1,012,611,238	$1,300,012,930	$1,509,973,714	$363,790,590
Shares outstanding	70,615,890	130,273,454	121,682,456	73,586,789
Net asset value, offering price and redemption price per share	$14.34	$9.98	$12.41	$4.94
The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II
Statements of assets and liabilities — February 28, 2022 (unaudited)

Assets	High Yield Fund	International Strategic Equity Allocation Fund	Mid Value Fund	Science & Technology Fund
Unaffiliated investments, at value (including securities loaned)	$252,255,011	$1,558,122,000	$1,760,849,417	$170,909,949
Affiliated investments, at value	1,578,127	11,123,933	1,975,635	1,466,901
Repurchase agreements, at value	—	—	—	7,178,000
Total investments, at value	253,833,138	1,569,245,933	1,762,825,052	179,554,850
Receivable for centrally cleared swaps	970,155	—	—	—
Unrealized appreciation on forward foreign currency contracts	2,794	—	—	—
Cash	—	1,096,292	—	247
Foreign currency, at value	354,894	5,521,313	73,901	260,812
Collateral held at broker for futures contracts	156,140	3,104,557	—	—
Dividends and interest receivable	3,540,023	5,709,835	2,871,311	64,033
Receivable for fund shares sold	—	—	—	3,020
Receivable for investments sold	—	44,939	13,253,109	719,510
Receivable for securities lending income	547	8,014	419	560
Other assets	8,241	84,927	39,241	9,846
Total assets	258,865,932	1,584,815,810	1,779,063,033	180,612,878
Liabilities
Unrealized depreciation on forward foreign currency contracts	12,191	—	—	—
Payable for futures variation margin	3,789	765,619	—	—
Due to custodian	—	—	9,617,741	—
Payable for investments purchased	—	2,891	2,413,280	1,036,109
Payable for fund shares repurchased	893,692	—	7,340,102	—
Payable upon return of securities loaned	1,580,000	11,118,433	1,980,906	1,466,707
Payable to affiliates
Accounting and legal services fees	9,239	56,841	62,302	6,387
Trustees' fees	62	496	568	66
Other liabilities and accrued expenses	95,670	249,860	247,323	110,765
Total liabilities	2,594,643	12,194,140	21,662,222	2,620,034
Net assets	$256,271,289	$1,572,621,670	$1,757,400,811	$177,992,844
Net assets consist of
Paid-in capital	$368,579,326	$1,452,340,455	$1,238,631,893	$163,996,095
Total distributable earnings (loss)	(112,308,037)	120,281,215	518,768,918	13,996,749
Net assets	$256,271,289	$1,572,621,670	$1,757,400,811	$177,992,844
Unaffiliated investments, including repurchase agreements, at cost	$278,263,985	$1,425,352,512	$1,236,562,000	$176,736,677
Affiliated investments, at cost	$1,578,245	$11,123,945	$1,975,554	$1,466,901
Foreign currency, at cost	$352,887	$5,522,773	$73,915	$234,457
Securities loaned, at value	$1,512,448	$15,061,158	$1,747,768	$1,435,766
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$256,271,289	—	—	—
Shares outstanding	32,647,245	—	—	—
Net asset value, offering price and redemption price per share	$7.85	—	—	—
Class NAV
Net assets	—	$1,572,621,670	$1,757,400,811	$177,992,844
Shares outstanding	—	157,453,720	93,312,315	104,087,648
Net asset value, offering price and redemption price per share	—	$9.99	$18.83	$1.71
The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II
Statements of assets and liabilities — February 28, 2022 (unaudited)

Assets	Strategic Equity Allocation Fund	U.S. Sector Rotation Fund
Unaffiliated investments, at value (including securities loaned)	$6,918,040,503	$1,041,511,730
Affiliated investments, at value	71,794,663	118,122
Repurchase agreements, at value	20,426,000	10,549,000
Total investments, at value	7,010,261,166	1,052,178,852
Cash	—	36,739
Foreign currency, at value	12,228,987	—
Collateral held at broker for futures contracts	24,240,296	2,472,000
Dividends and interest receivable	14,123,552	1,322,699
Receivable for fund shares sold	371,347	—
Receivable for investments sold	1,866,980	—
Receivable for securities lending income	71,509	28
Other assets	340,767	32,411
Total assets	7,063,504,604	1,056,042,729
Liabilities
Payable for futures variation margin	2,454,016	104,442
Due to custodian	63,262	—
Payable for investments purchased	1,823,092	—
Payable for fund shares repurchased	1,373,862	—
Payable upon return of securities loaned	71,807,579	118,121
Payable to affiliates
Accounting and legal services fees	278,759	38,038
Trustees' fees	2,517	357
Other liabilities and accrued expenses	1,719,447	236,475
Total liabilities	79,522,534	497,433
Net assets	$6,983,982,070	$1,055,545,296
Net assets consist of
Paid-in capital	$5,962,294,765	$877,613,476
Total distributable earnings (loss)	1,021,687,305	177,931,820
Net assets	$6,983,982,070	$1,055,545,296
Unaffiliated investments, including repurchase agreements, at cost	$6,307,871,046	$942,425,703
Affiliated investments, at cost	$71,799,545	$118,121
Foreign currency, at cost	$12,260,019	—
Securities loaned, at value	$70,760,386	$115,784
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class NAV
Net assets	$6,983,982,070	$1,055,545,296
Shares outstanding	581,068,244	111,408,705
Net asset value, offering price and redemption price per share	$12.02	$9.47
The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II
Statements of operations — For the six months ended February 28, 2022 (unaudited)

Investment income	Capital Appreciation Fund	Capital Appreciation Value Fund	Core Bond Fund	Health Sciences Fund
Dividends	$2,839,378	$5,048,654	—	$1,178,095
Interest	1,085	5,943,643	$13,703,246	746
Securities lending	—	32,297	287	—
Less foreign taxes withheld	(45,330)	(6,217)	—	(371)
Total investment income	2,795,133	11,018,377	13,703,533	1,178,470
Expenses
Investment management fees	6,823,289	5,526,036	4,966,348	1,936,495
Distribution and service fees	206,033	—	43,156	—
Accounting and legal services fees	120,218	82,613	106,950	23,980
Trustees' fees	14,457	9,393	9,603	2,833
Custodian fees	123,249	81,528	151,486	29,724
Printing and postage	7,522	7,286	7,521	6,849
Professional fees	45,148	42,710	53,902	38,742
Other	48,701	33,691	53,715	24,251
Total expenses	7,388,617	5,783,257	5,392,681	2,062,874
Less expense reductions	(89,908)	(291,569)	(79,470)	(114,642)
Net expenses	7,298,709	5,491,688	5,313,211	1,948,232
Net investment income (loss)	(4,503,576)	5,526,689	8,390,322	(769,762)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	116,764,512	116,670,646	(19,455,208)	12,115,307
Affiliated investments	—	(1,405)	(51)	—
Capital gain distributions received from affiliated investments	—	940	—	—
Written options	—	4,508,808	—	—
	116,764,512	121,178,989	(19,455,259)	12,115,307
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(472,870,907)	(162,010,842)	(67,869,213)	(82,416,264)
Affiliated investments	—	(51)	(10)	—
Written options	—	15,637,896	—	—
	(472,870,907)	(146,372,997)	(67,869,223)	(82,416,264)
Net realized and unrealized gain (loss)	(356,106,395)	(25,194,008)	(87,324,482)	(70,300,957)
Decrease in net assets from operations	$(360,609,971)	$(19,667,319)	$(78,934,160)	$(71,070,719)
The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II
Statements of operations — For the six months ended February 28, 2022 (unaudited)

Investment income	High Yield Fund	International Strategic Equity Allocation Fund	Mid Value Fund	Science & Technology Fund
Dividends	$101,513	$23,428,892	$17,737,193	$301,401
Interest	7,583,681	14,780	153,270	547
Securities lending	13,670	236,220	14,413	11,787
Less foreign taxes withheld	(3,624)	(1,497,478)	(244,368)	(18,324)
Total investment income	7,695,240	22,182,414	17,660,508	295,411
Expenses
Investment management fees	953,471	5,187,786	8,545,493	1,004,504
Distribution and service fees	68,105	—	—	—
Accounting and legal services fees	16,897	102,997	113,184	12,071
Trustees' fees	2,085	11,706	13,674	1,329
Custodian fees	17,501	297,011	86,055	28,926
Printing and postage	6,747	7,369	7,242	6,808
Professional fees	44,050	59,068	45,637	30,081
Other	10,472	35,080	31,017	12,453
Total expenses	1,119,328	5,701,017	8,842,302	1,096,172
Less expense reductions	(12,532)	(1,104,012)	(490,082)	(52,322)
Net expenses	1,106,796	4,597,005	8,352,220	1,043,850
Net investment income (loss)	6,588,444	17,585,409	9,308,288	(748,439)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,959,354)	41,805,757	53,265,080	22,074,122
Affiliated investments	(1,310)	(4,027)	(495)	(765)
Capital gain distributions received from affiliated investments	895	1,328	415	310
Futures contracts	(732,199)	(2,487,651)	—	—
Forward foreign currency contracts	12,920	—	—	—
Swap contracts	55,759	—	—	—
	(3,623,289)	39,315,407	53,265,000	22,073,667
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(10,616,298)	(189,599,979)	65,053,058	(56,303,415)
Affiliated investments	(816)	(2,507)	(2,194)	(346)
Futures contracts	(29,009)	(1,845,439)	—	—
Forward foreign currency contracts	(10,672)	—	—	—
Swap contracts	(128,058)	—	—	—
	(10,784,853)	(191,447,925)	65,050,864	(56,303,761)
Net realized and unrealized gain (loss)	(14,408,142)	(152,132,518)	118,315,864	(34,230,094)
Increase (decrease) in net assets from operations	$(7,819,698)	$(134,547,109)	$127,624,152	$(34,978,533)
The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II
Statements of operations — For the six months ended February 28, 2022 (unaudited)

Investment income	Strategic Equity Allocation Fund	U.S. Sector Rotation Fund
Dividends	$72,693,769	$7,842,450
Interest	69,482	5,278
Non-cash dividends	7,359,632	—
Securities lending	959,767	303
Less foreign taxes withheld	(3,262,034)	(1,464)
Total investment income	77,820,616	7,846,567
Expenses
Investment management fees	25,611,462	3,535,147
Accounting and legal services fees	509,395	69,948
Trustees' fees	59,912	8,321
Custodian fees	647,759	72,757
Printing and postage	7,880	7,175
Professional fees	133,484	48,309
Other	114,840	26,674
Total expenses	27,084,732	3,768,331
Less expense reductions	(5,449,317)	(752,220)
Net expenses	21,635,415	3,016,111
Net investment income	56,185,201	4,830,456
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	772,723,189	149,381,716
Affiliated investments	(37,409)	(37)
Capital gain distributions received from affiliated investments	22,352	32
Futures contracts	14,167,233	2,454,766
Forward foreign currency contracts	63,140	—
	786,938,505	151,836,477
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,223,367,644)	(180,026,491)
Affiliated investments	(21,262)	(26)
Futures contracts	(24,255,301)	(4,242,304)
	(1,247,644,207)	(184,268,821)
Net realized and unrealized gain (loss)	(460,705,702)	(32,432,344)
Decrease in net assets from operations	$(404,520,501)	$(27,601,888)
The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II
Statements of changes in net assets (unaudited)

	Capital Appreciation Fund		Capital Appreciation Value Fund		Core Bond Fund
Increase (decrease) in net assets	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
From operations
Net investment income (loss)	$(4,503,576)	$(8,897,217)	$5,526,689	$14,573,571	$8,390,322	$22,719,273
Net realized gain (loss)	116,764,512	560,555,113	121,178,989	233,204,386	(19,455,259)	28,444,775
Change in net unrealized appreciation (depreciation)	(472,870,907)	(82,360,273)	(146,372,997)	95,729,396	(67,869,223)	(66,179,126)
Increase (decrease) in net assets resulting from operations	(360,609,971)	469,297,623	(19,667,319)	343,507,353	(78,934,160)	(15,015,078)
Distributions to shareholders
From earnings
Class 1	(234,037,715)	(137,564,075)	—	—	(2,449,278)	(11,967,506)
Class NAV	(310,779,087)	(217,716,247)	(259,582,767)	(244,603,933)	(22,098,591)	(149,414,270)
Total distributions	(544,816,802)	(355,280,322)	(259,582,767)	(244,603,933)	(24,547,869)	(161,381,776)
From fund share transactions
From fund share transactions	460,413,811	(160,715,577)	183,467,511	(144,992,873)	(15,668,818)	(748,913,797)
Total decrease	(445,012,962)	(46,698,276)	(95,782,575)	(46,089,453)	(119,150,847)	(925,310,651)
Net assets
Beginning of period	2,136,575,227	2,183,273,503	1,395,795,505	1,441,884,958	1,788,299,841	2,713,610,492
End of period	$1,691,562,265	$2,136,575,227	$1,300,012,930	$1,395,795,505	$1,669,148,994	$1,788,299,841
	Health Sciences Fund		High Yield Fund		International Strategic Equity Allocation Fund
Increase (decrease) in net assets	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
From operations
Net investment income (loss)	$(769,762)	$(1,683,183)	$6,588,444	$11,373,093	$17,585,409	$31,550,271
Net realized gain (loss)	12,115,307	62,574,609	(3,623,289)	3,681,557	39,315,407	124,881,620
Change in net unrealized appreciation (depreciation)	(82,416,264)	60,319,973	(10,784,853)	8,796,297	(191,447,925)	195,978,678
Increase (decrease) in net assets resulting from operations	(71,070,719)	121,211,399	(7,819,698)	23,850,947	(134,547,109)	352,410,569
Distributions to shareholders
From earnings
Class 1	—	—	(7,733,662)	(11,176,548)	—	—
Class NAV	(56,448,788)	(28,188,283)	—	—	(91,427,800)	(29,611,689)
Total distributions	(56,448,788)	(28,188,283)	(7,733,662)	(11,176,548)	(91,427,800)	(29,611,689)
From fund share transactions
From fund share transactions	64,064,513	(93,850,844)	(7,529,722)	64,345,818	69,918,287	(308,361,789)
Total increase (decrease)	(63,454,994)	(827,728)	(23,083,082)	77,020,217	(156,056,622)	14,437,091
Net assets
Beginning of period	427,245,584	428,073,312	279,354,371	202,334,154	1,728,678,292	1,714,241,201
End of period	$363,790,590	$427,245,584	$256,271,289	$279,354,371	$1,572,621,670	$1,728,678,292
The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II
Statements of changes in net assets (unaudited)

	Mid Value Fund		Science & Technology Fund		Strategic Equity Allocation Fund
Increase (decrease) in net assets	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
From operations
Net investment income (loss)	$9,308,288	$11,906,286	$(748,439)	$(1,638,028)	$56,185,201	$95,986,759
Net realized gain	53,265,000	135,202,708	22,073,667	138,115,229	786,938,505	1,166,876,060
Change in net unrealized appreciation (depreciation)	65,050,864	262,667,821	(56,303,761)	(53,605,525)	(1,247,644,207)	766,393,591
Increase (decrease) in net assets resulting from operations	127,624,152	409,776,815	(34,978,533)	82,871,676	(404,520,501)	2,029,256,410
Distributions to shareholders
From earnings
Class NAV	(149,119,105)	(48,958,611)	(121,883,322)	(62,832,282)	(1,282,827,756)	(468,363,031)
Total distributions	(149,119,105)	(48,958,611)	(121,883,322)	(62,832,282)	(1,282,827,756)	(468,363,031)
From fund share transactions
From fund share transactions	(67,798,703)	163,868,600	117,745,895	(166,090,302)	160,655,916	(632,350,355)
Total increase (decrease)	(89,293,656)	524,686,804	(39,115,960)	(146,050,908)	(1,526,692,341)	928,543,024
Net assets
Beginning of period	1,846,694,467	1,322,007,663	217,108,804	363,159,712	8,510,674,411	7,582,131,387
End of period	$1,757,400,811	$1,846,694,467	$177,992,844	$217,108,804	$6,983,982,070	$8,510,674,411
	U.S. Sector Rotation Fund
Increase (decrease) in net assets	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
From operations
Net investment income	$4,830,456	$10,769,635
Net realized gain	151,836,477	260,928,479
Change in net unrealized appreciation (depreciation)	(184,268,821)	60,596,857
Increase (decrease) in net assets resulting from operations	(27,601,888)	332,294,971
Distributions to shareholders
From earnings
Class NAV	(259,017,769)	(127,527,639)
Total distributions	(259,017,769)	(127,527,639)
From fund share transactions
From fund share transactions	134,058,356	(291,544,447)
Total decrease	(152,561,301)	(86,777,115)
Net assets
Beginning of period	1,208,106,597	1,294,883,712
End of period	$1,055,545,296	$1,208,106,597
The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Fund
Class 1
02-28-2022[3]	24.06	(0.05)	(3.33)	(3.38)	—	(6.45)	(6.45)	14.23	(17.79)[4]	0.79[5]	0.78[5]	(0.49)[5]	679	19
08-31-2021	23.01	(0.10)	5.14	5.04	—	(3.99)	(3.99)	24.06	24.71	0.79	0.78	(0.46)	908	45
08-31-2020	15.66	(0.04)	9.09	9.05	—	(1.70)	(1.70)	23.01	62.93	0.80	0.79	(0.23)	810	47
08-31-2019	18.80	—[6]	(0.46)	(0.46)	(0.02)	(2.66)	(2.68)	15.66	0.84	0.80	0.79	(0.03)	584	50
08-31-2018	18.56	0.02	4.25	4.27	(0.01)	(4.02)	(4.03)	18.80	26.71	0.79	0.78	0.11	687	39
08-31-2017	16.60	0.01	3.89	3.90	(0.01)	(1.93)	(1.94)	18.56	26.53	0.79	0.78	0.07	582	45
Class NAV
02-28-2022[3]	24.18	(0.04)	(3.35)	(3.39)	—	(6.45)	(6.45)	14.34	(17.73)[4]	0.74[5]	0.73[5]	(0.44)[5]	1,013	19
08-31-2021	23.10	(0.09)	5.16	5.07	—	(3.99)	(3.99)	24.18	24.75	0.74	0.73	(0.41)	1,229	45
08-31-2020	15.71	(0.03)	9.12	9.09	—[6]	(1.70)	(1.70)	23.10	63.00	0.75	0.74	(0.18)	1,373	47
08-31-2019	18.85	—[6]	(0.45)	(0.45)	(0.03)	(2.66)	(2.69)	15.71	0.89	0.75	0.74	0.03	1,153	50
08-31-2018	18.60	0.03	4.26	4.29	(0.02)	(4.02)	(4.04)	18.85	26.76	0.74	0.73	0.15	1,128	39
08-31-2017	16.63	0.02	3.90	3.92	(0.02)	(1.93)	(1.95)	18.60	26.62	0.74	0.73	0.11	1,222	45
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-22. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.
Capital Appreciation Value Fund
Class NAV
02-28-2022[3]	12.56	0.05	(0.16)	(0.11)	(0.13)	(2.34)	(2.47)	9.98	(1.44)[4]	0.87[5]	0.82[5]	0.83[5]	1,300	36
08-31-2021	11.92	0.12	2.63	2.75	(0.14)	(1.97)	(2.11)	12.56	25.84	0.86	0.82	0.98	1,396	57
08-31-2020	11.75	0.14	1.33	1.47	(0.20)	(1.10)	(1.30)	11.92	13.38	0.87	0.83	1.20	1,442	79
08-31-2019	12.27	0.19	0.76	0.95	(0.33)	(1.14)	(1.47)	11.75	10.07	0.85	0.81	1.66	1,607	63
08-31-2018	12.26	0.27	1.06	1.33	(0.18)	(1.14)	(1.32)	12.27	11.61	0.85	0.81	2.28	1,785	78
08-31-2017	11.62	0.18	1.06	1.24	(0.20)	(0.40)	(0.60)	12.26	11.26	0.85	0.81	1.51	1,880	61
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-22. Unaudited. 4. Not annualized. 5. Annualized.
Core Bond Fund
Class 1
02-28-2022[3]	13.19	0.06	(0.64)	(0.58)	(0.18)	—	(0.18)	12.43	(4.46)[4]	0.67[5]	0.66[5]	0.92[5]	159	114
08-31-2021	13.96	0.11	(0.08)	0.03	(0.22)	(0.58)	(0.80)	13.19	0.17	0.66	0.65	0.84	185	310
08-31-2020	13.50	0.23	0.66	0.89	(0.31)	(0.12)	(0.43)	13.96	6.76	0.66	0.65	1.73	207	347
08-31-2019	12.66	0.33	0.86	1.19	(0.35)	—	(0.35)	13.50	9.59	0.66	0.65	2.60	175	447
08-31-2018	13.15	0.27	(0.48)	(0.21)	(0.28)	—	(0.28)	12.66	(1.58)	0.67	0.66	2.08	161	277
08-31-2017	13.49	0.22	(0.17)	0.05	(0.24)	(0.15)	(0.39)	13.15	0.46	0.67	0.66	1.70	190	363
Class NAV
02-28-2022[3]	13.17	0.06	(0.64)	(0.58)	(0.18)	—	(0.18)	12.41	(4.44)[4]	0.62[5]	0.61[5]	0.98[5]	1,510	114
08-31-2021	13.94	0.12	(0.08)	0.04	(0.23)	(0.58)	(0.81)	13.17	0.22	0.61	0.60	0.89	1,604	310
08-31-2020	13.47	0.24	0.66	0.90	(0.31)	(0.12)	(0.43)	13.94	6.90	0.61	0.60	1.81	2,507	347
08-31-2019	12.64	0.34	0.84	1.18	(0.35)	—	(0.35)	13.47	9.58	0.61	0.60	2.63	2,693	447
08-31-2018	13.13	0.27	(0.47)	(0.20)	(0.29)	—	(0.29)	12.64	(1.54)	0.62	0.61	2.14	1,548	277
08-31-2017	13.47	0.23	(0.17)	0.06	(0.25)	(0.15)	(0.40)	13.13	0.51	0.62	0.61	1.77	1,615	363
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-22. Unaudited. 4. Not annualized. 5. Annualized.
Health Sciences Fund
Class NAV
02-28-2022[3]	6.91	(0.01)	(1.04)	(1.05)	—	(0.92)	(0.92)	4.94	(16.79)[4]	1.06[5]	1.00[5]	(0.39)[5]	364	17
08-31-2021	5.60	(0.02)	1.71	1.69	—	(0.38)	(0.38)	6.91	31.27	1.02	0.97	(0.38)	427	35
08-31-2020	4.53	(0.01)	1.27	1.26	—	(0.19)	(0.19)	5.60	28.39	1.11	1.05	(0.28)	428	47
08-31-2019	5.10	(0.01)	(0.28)	(0.29)	—	(0.28)	(0.28)	4.53	(4.87)	1.11	1.05	(0.17)	272	42
08-31-2018	5.01	(0.01)	0.95	0.94	—	(0.85)	(0.85)	5.10	22.04	1.10	1.04	(0.30)	309	46
08-31-2017	5.59	(0.01)	0.74	0.73	—	(1.31)	(1.31)	5.01	18.48	1.14	1.07	(0.27)	320	131
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-22. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Fund
Class 1
02-28-2022[3]	8.31	0.20	(0.43)	(0.23)	(0.23)	—	(0.23)	7.85	(2.85)[4]	0.82[5]	0.81[5]	4.84[5]	256	27
08-31-2021	7.86	0.40	0.46	0.86	(0.41)	—	(0.41)	8.31	11.30	0.84	0.83	4.91	279	82
08-31-2020	8.04	0.43	(0.14)	0.29	(0.47)	—	(0.47)	7.86	4.01	0.85	0.84	5.54	202	81
08-31-2019	8.17	0.46	(0.10)	0.36	(0.49)	—	(0.49)	8.04	4.32	0.82	0.81	5.77	250	51
08-31-2018	8.30	0.47	(0.12)	0.35	(0.48)	—	(0.48)	8.17	4.81	0.79	0.79	5.69	282	60
08-31-2017	8.17	0.49	0.17	0.66	(0.53)	—	(0.53)	8.30	8.31	0.79	0.78	5.89	339	56
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-22. Unaudited. 4. Not annualized. 5. Annualized.
International Strategic Equity Allocation Fund
Class NAV
02-28-2022[3]	11.48	0.11	(0.99)	(0.88)	(0.29)	(0.32)	(0.61)	9.99	(7.87)[4]	0.69[5]	0.55[5]	2.11[5]	1,573	23
08-31-2021	9.55	0.19	1.92	2.11	(0.18)	—	(0.18)	11.48	22.25	0.69	0.56	1.81	1,729	63
08-31-2020	9.01	0.19	0.62	0.81	(0.27)	—	(0.27)	9.55	8.98	0.69	0.56	2.07	1,714	76
08-31-2019	11.21	0.26	(0.85)	(0.59)	(0.26)	(1.35)	(1.61)	9.01	(3.97)	0.69	0.56	2.74	1,634	57
08-31-2018	11.78	0.25	(0.01)	0.24	(0.29)	(0.52)	(0.81)	11.21	1.81	0.68	0.55	2.15	1,832	94
08-31-2017[6]	10.00	0.23	1.59	1.82	(0.03)	(0.01)	(0.04)	11.78	18.26[4]	0.69[5]	0.56[5]	2.43[5]	2,049	112
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-22. Unaudited. 4. Not annualized. 5. Annualized. 6. Period from 10-17-16 (commencement of operations) to 8-31-17.
Mid Value Fund
Class NAV
02-28-2022[3]	19.15	0.10	1.17	1.27	(0.15)	(1.44)	(1.59)	18.83	7.03[4]	0.97[5]	0.92[5]	1.02[5]	1,757	13
08-31-2021	14.91	0.13	4.70	4.83	(0.21)	(0.38)	(0.59)	19.15	33.10	0.99	0.93	0.76	1,847	41
08-31-2020	14.27	0.17	0.90	1.07	(0.26)	(0.17)	(0.43)	14.91	7.40	0.99	0.94	1.18	1,322	45
08-31-2019	17.08	0.22	(1.81)	(1.59)	(0.15)	(1.07)	(1.22)	14.27	(8.82)	0.99	0.94	1.48	1,231	42
08-31-2018	16.00	0.12	1.90	2.02	(0.13)	(0.81)	(0.94)	17.08	12.96	0.99	0.94	0.72	1,439	39
08-31-2017	15.88	0.16	1.52	1.68	(0.14)	(1.42)	(1.56)	16.00	10.83	0.99	0.94	0.98	1,224	55
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-22. Unaudited. 4. Not annualized. 5. Annualized.
Science & Technology Fund
Class NAV
02-28-2022[3]	5.53	(0.01)	(0.56)	(0.57)	—	(3.25)	(3.25)	1.71	(17.00)[4]	1.11[5]	1.06[5]	(0.76)[5]	178	43
08-31-2021	5.22	(0.03)	1.47	1.44	(0.01)	(1.12)	(1.13)	5.53	30.29	1.10	1.04	(0.57)	217	86
08-31-2020	3.87	0.02[6]	1.69	1.71	—	(0.36)	(0.36)	5.22	47.55	1.10	1.06	0.40[6]	363	116
08-31-2019	5.99	(0.01)	(0.32)	(0.33)	—	(1.79)	(1.79)	3.87	3.19	1.10	1.06	(0.36)	284	110
08-31-2018	13.85	(0.03)	2.33	2.30	—	(10.16)	(10.16)	5.99	30.59	1.10	1.05	(0.47)	252	108
08-31-2017	11.75	(0.02)	3.17	3.15	(0.02)	(1.03)	(1.05)	13.85	29.39	1.07	1.03	(0.13)	355	93
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-22. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.04 and 1.00%, respectively.
Strategic Equity Allocation Fund
Class NAV
02-28-2022[3]	14.97	0.09	(0.78)	(0.69)	(0.21)	(2.05)	(2.26)	12.02	(5.34)[4]	0.66[5]	0.53[5]	1.37[5]	6,984	40
08-31-2021	12.36	0.16	3.27	3.43	(0.20)	(0.62)	(0.82)	14.97	28.84	0.66	0.53	1.20	8,511	79
08-31-2020	11.14	0.20	1.41	1.61	(0.26)	(0.13)	(0.39)	12.36	14.54	0.67	0.54	1.77	7,582	96
08-31-2019	13.46	0.24	(0.75)	(0.51)	(0.23)	(1.58)	(1.81)	11.14	(1.78)	0.67	0.54	2.12	7,329	80
08-31-2018	13.99	0.22	1.42	1.64	(0.26)	(1.91)	(2.17)	13.46	12.48	0.66	0.54	1.64	7,690	115
08-31-2017	13.14	0.24	1.85	2.09	(0.24)	(1.00)	(1.24)	13.99	17.12	0.66	0.53	1.78	7,636	67
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-22. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
U.S. Sector Rotation Fund
Class NAV
02-28-2022[3]	12.62	0.05	(0.26)	(0.21)	(0.11)	(2.83)	(2.94)	9.47	(2.83)[4]	0.66[5]	0.53[5]	0.85[5]	1,056	56
08-31-2021	10.76	0.10	2.93	3.03	(0.17)	(1.00)	(1.17)	12.62	30.62	0.67	0.53	0.87	1,208	91
08-31-2020	9.86	0.16	1.79	1.95	(0.19)	(0.86)	(1.05)	10.76	20.74	0.67	0.54	1.63	1,295	113
08-31-2019	13.13	0.17	(0.72)	(0.55)	(0.19)	(2.53)	(2.72)	9.86	(0.34)	0.66	0.53	1.66	1,497	92
08-31-2018	11.57	0.15	2.14	2.29	(0.17)	(0.56)	(0.73)	13.13	20.43	0.66	0.53	1.26	1,714	128
08-31-2017[6]	10.00	0.15	1.46	1.61	(0.04)	—	(0.04)	11.57	16.08[4]	0.66[5]	0.53[5]	1.45[5]	1,955	119
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-22. Unaudited. 4. Not annualized. 5. Annualized. 6. Period from 9-26-16 (commencement of operations) to 8-31-17.
The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II
Notes to financial statements (unaudited)

1.  Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, ten of which are presented in this report (the funds).
The funds may offer multiple classes of shares. The shares currently offered by a specific fund are detailed in the Statements of assets and liabilities. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

Significant accounting policies, continued

The following is a summary of the values by input classification of the funds' investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$226,566,325	$226,566,325	—	—
Consumer discretionary	503,143,175	438,032,852	$65,110,323	—
Consumer staples	58,047,058	58,047,058	—	—
Financials	45,452,951	45,452,951	—	—
Health care	109,155,875	109,155,875	—	—
Industrials	26,275,778	26,275,778	—	—
Information technology	709,722,116	682,138,857	27,583,259	—
Short-term investments	14,163,949	14,163,949	—	—
Total investments in securities	$1,692,527,227	$1,599,833,645	$92,693,582	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$864,946,582	$855,402,802	$9,543,780	—
Preferred securities	9,001,470	9,001,470	—	—
U.S. Government and Agency obligations	39,310,127	—	39,310,127	—
Corporate bonds	105,675,773	—	105,675,773	—
Term loans	179,165,593	—	179,165,593	—
Short-term investments	115,083,855	115,083,855	—	—
Total investments in securities	$1,313,183,400	$979,488,127	$333,695,273	—
Derivatives:
Liabilities
Written options	$(6,071,069)	—	$(6,071,069)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$987,520,177	—	$987,520,177	—
Foreign government obligations	15,449,413	—	15,449,413	—
Corporate bonds	475,760,804	—	475,760,804	—
Municipal bonds	4,966,392	—	4,966,392	—
Collateralized mortgage obligations	148,084,233	—	148,084,233	—
Asset backed securities	114,599,633	—	114,599,633	—
Short-term investments	116,561,749	$116,561,749	—	—
Total investments in securities	$1,862,942,401	$116,561,749	$1,746,380,652	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$1,638,967	$1,638,967	—	—
Financials	841,460	841,460	—	—
Health care	355,514,397	344,114,349	$11,387,324	$12,724
Industrials	1,496,833	1,496,833	—	—
Information technology	93,402	—	93,402	—
Preferred securities	1,827,423	—	1,827,423	—
Warrants	16,157	16,157	—	—
Short-term investments	523,325	523,325	—	—
Total investments in securities	$361,951,964	$348,631,091	$13,308,149	$12,724

Significant accounting policies, continued

	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$1,644,792	—	$1,644,792	—
Corporate bonds	215,650,691	—	215,650,691	—
Convertible bonds	3,958,504	—	3,958,504	—
Term loans	13,803,063	—	13,310,299	$492,764
Asset backed securities	12,774,161	—	12,774,161	—
Common stocks	1,939,787	$1,928,680	1,771	9,336
Preferred securities	2,159,802	1,030,809	540,652	588,341
Short-term investments	1,902,338	1,902,338	—	—
Total investments in securities	$253,833,138	$4,861,827	$247,880,870	$1,090,441
Derivatives:
Assets
Futures	$95,285	$95,285	—	—
Forward foreign currency contracts	2,794	—	$2,794	—
Swap contracts	62,922	—	62,922	—
Liabilities
Futures	(99,756)	(99,756)	—	—
Forward foreign currency contracts	(12,191)	—	(12,191)	—
Swap contracts	(15,560)	—	(15,560)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$61,868,341	—	$61,868,341	—
Austria	2,548,509	—	2,548,509	—
Belgium	8,025,429	—	8,025,429	—
Brazil	15,517,264	—	15,517,264	—
Canada	150,294,346	$150,294,346	—	—
Chile	2,198,233	—	2,198,233	—
China	109,685,098	14,868,465	94,816,633	—
Colombia	1,858,602	1,858,602	—	—
Czech Republic	576,412	—	576,412	—
Denmark	22,508,152	—	22,508,152	—
Finland	8,300,370	—	8,300,370	—
France	114,520,131	—	114,520,131	—
Germany	67,565,708	—	67,565,708	—
Hong Kong	33,427,031	369,349	33,056,435	$1,247
Hungary	1,003,247	—	1,003,247	—
Indonesia	8,386,858	—	8,386,858	—
Ireland	9,772,181	—	9,772,181	—
Israel	6,530,690	2,601,642	3,929,048	—
Italy	33,321,981	—	33,321,981	—
Japan	195,162,937	—	195,162,937	—
Jordan	258,607	—	258,607	—
Luxembourg	3,357,996	—	3,357,996	—
Macau	334,433	—	334,433	—
Malaysia	6,313,920	—	6,313,920	—
Mexico	16,087,463	16,087,463	—	—
Netherlands	45,510,418	—	45,510,418	—
New Zealand	3,444,018	—	3,444,018	—
Norway	8,731,284	—	8,731,284	—

Significant accounting policies, continued

	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Peru	$1,769,038	$1,769,038	—	—
Philippines	3,157,564	—	$3,157,564	—
Poland	3,176,337	—	3,176,337	—
Portugal	1,313,881	—	1,313,881	—
Romania	158,723	—	158,723	—
Singapore	10,956,872	1,205,706	9,751,166	—
South Africa	16,226,753	—	16,226,753	—
South Korea	55,029,183	—	55,029,183	—
Spain	21,548,513	—	21,548,513	—
Sweden	29,476,695	—	29,116,519	$360,176
Switzerland	99,278,196	—	99,278,196	—
Taiwan	75,060,236	—	75,060,236	—
Thailand	9,240,782	—	9,240,782	—
Turkey	916,661	—	916,661	—
United Arab Emirates	112	—	112	—
United Kingdom	128,846,962	590,810	128,256,152	—
United States	1,561,791	1,045,002	516,789	—
Preferred securities
Brazil	5,401,533	—	5,401,533	—
Chile	647,117	—	647,117	—
Colombia	714,774	714,774	—	—
Germany	4,589,345	—	4,589,345	—
South Korea	3,319,370	—	3,319,370	—
Taiwan	32,176	—	32,176	—
Exchange-traded funds	100,710,123	100,710,123	—	—
Warrants	72,926	72,926	—	—
Rights	9,506	—	9,506	—
Short-term investments	58,921,105	11,123,933	47,797,172	—
Total investments in securities	$1,569,245,933	$303,312,179	$1,265,572,331	$361,423
Derivatives:
Assets
Futures	$67,537	$67,537	—	—
Liabilities
Futures	(2,719,789)	(2,719,789)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$97,752,116	$97,752,116	—	—
Consumer discretionary	43,233,986	34,339,934	$8,894,052	—
Consumer staples	154,456,788	145,188,679	9,268,109	—
Energy	202,176,633	197,531,620	4,645,013	—
Financials	330,178,314	312,883,964	17,294,350	—
Health care	242,072,336	202,350,787	39,721,549	—
Industrials	104,914,946	93,393,728	11,521,218	—
Information technology	20,876,084	20,876,084	—	—
Materials	204,242,406	187,800,893	16,441,513	—
Real estate	127,292,626	127,292,626	—	—
Utilities	126,625,523	126,625,523	—	—
Preferred securities	2,876,351	2,876,351	—	—
Corporate bonds	424,350	—	424,350	—

Significant accounting policies, continued

	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Value Fund (continued)
Short-term investments	$105,702,593	$105,702,593	—	—
Total investments in securities	$1,762,825,052	$1,654,614,898	$108,210,154	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$22,439,425	$21,519,172	$920,253	—
Consumer discretionary	40,287,541	30,418,894	9,868,647	—
Industrials	526,759	251,272	275,487	—
Information technology	104,727,204	96,608,653	8,118,551	—
Short-term investments	11,573,921	4,395,921	7,178,000	—
Total investments in securities	$179,554,850	$153,193,912	$26,360,938	—

Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Communication services	$511,925,449	$367,998,075	$143,927,374	—
Consumer discretionary	740,816,588	454,341,304	286,475,284	—
Consumer staples	556,777,726	351,917,871	204,859,855	—
Energy	300,593,757	211,478,650	89,115,107	—
Financials	1,132,781,726	725,998,081	406,783,645	—
Health care	645,230,757	408,792,171	236,355,662	$82,924
Industrials	621,688,193	331,112,689	290,575,504	—
Information technology	1,299,827,696	997,757,909	302,069,787	—
Materials	306,679,754	126,242,725	180,437,029	—
Real estate	157,980,159	97,185,191	60,792,602	2,366
Utilities	175,639,208	97,031,196	78,576,758	31,254
Preferred securities
Consumer discretionary	6,403,201	—	6,403,201	—
Consumer staples	1,571,297	—	1,571,297	—
Energy	3,346,106	—	3,346,106	—
Financials	6,925,188	1,353,486	5,571,702	—
Health care	1,173,542	—	1,173,542	—
Information technology	5,447,826	—	5,447,826	—
Materials	2,499,859	—	2,499,859	—
Utilities	478,231	—	478,231	—
Exchange-traded funds	190,606,932	190,606,932	—	—
Rights	16,660	—	16,660	—
Warrants	145,125	145,125	—	—
Short-term investments	341,706,186	71,794,663	269,911,523	—
Total investments in securities	$7,010,261,166	$4,433,756,068	$2,576,388,554	$116,544
Derivatives:
Assets
Futures	$48,636	$48,636	—	—
Liabilities
Futures	(14,653,415)	(14,653,415)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Significant accounting policies, continued

	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$91,908,481	$91,908,481	—	—
Consumer discretionary	114,719,252	114,714,813	$4,439	—
Consumer staples	87,915,295	87,915,295	—	—
Energy	43,334,052	43,334,052	—	—
Financials	163,078,204	163,078,204	—	—
Health care	107,837,142	107,837,142	—	—
Industrials	78,248,575	78,248,575	—	—
Information technology	259,866,454	259,866,454	—	—
Materials	22,856,134	22,856,134	—	—
Real estate	25,023,652	25,023,652	—	—
Utilities	22,725,395	22,725,395	—	—
Short-term investments	34,666,216	118,122	34,548,094	—
Total investments in securities	$1,052,178,852	$1,017,626,319	$34,552,533	—
Derivatives:
Liabilities
Futures	$(2,993,412)	$(2,993,412)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.
Repurchase agreements. The funds may enter into repurchase agreements. When the funds enter into a repurchase agreement, they receive collateral that is held in a segregated account by the funds' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the funds. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
When-issued/delayed-delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date. As a result, the fund has paid (received) cash collateral to (from) certain counterparties to these transactions, which is recorded as Cash collateral at broker for sale commitments (Payable for collateral on sale commitments), as follows:
Fund	Counterparty	Collateral Paid/ (Received)
Core Bond Fund	Citigroup, Inc.	$260,000
	Goldman Sachs	2,120,000
	JPMorgan Chase Bank, N.A.	650,000
	Morgan Stanley	520,000
	Total	$3,550,000
Term loans (Floating rate loans). The funds may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement.

Significant accounting policies, continued

The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The funds' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The funds' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the funds' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the funds and, if the funds' exposure to such investments is substantial, it could impair the funds' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the funds may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Mortgage and asset backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds' cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Significant accounting policies, continued

Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at February 28, 2022. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the funds, and accordingly, is not reflected in the funds' net assets.
Fund	Market value of securities on loan	Cash collateral received	Non-cash collateral
Capital Appreciation Value Fund	$2,063,710	$2,118,121	—
Core Bond Fund	985,968	1,007,500	—
High Yield Fund	1,512,448	1,580,000	—
International Strategic Equity Allocation Fund	15,061,158	11,118,433	$5,211,882
Mid Value Fund	1,747,768	1,980,906	—
Science & Technology Fund	1,435,766	1,466,707	—
Strategic Equity Allocation Fund	70,760,386	71,807,579	5,059,036
U.S. Sector Rotation Fund	115,784	118,121	—
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities or their derivatives of companies identified by the U.S. government as “Communist Chinese military companies.” As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds' custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The funds and other affiliated funds, excluding Core Bond Fund, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
Core Bond Fund, and other affiliated funds have entered into an unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, Core Bond Fund can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2022, the funds had no borrowings under the line of credit.
Commitment fees for the six months ended February 28, 2022 were as follows:
Fund	Commitment fee
Capital Appreciation Fund	$5,070
Capital Appreciation Value Fund	4,021
Core Bond Fund	18,940
Health Sciences Fund	2,767
High Yield Fund	2,471
International Strategic Equity Allocation Fund	4,484
Mid Value Fund	4,678
Science & Technology Fund	2,498
Strategic Equity Allocation Fund	13,148
U.S. Sector Rotation Fund	3,712

Significant accounting policies, continued

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2021, certain funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2021:
	No Expiration Date
Fund	Short Term	Long Term
High Yield Fund	$—	$83,773,699
As of August 31, 2021, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2022, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Capital Appreciation Fund	$750,156,768	$980,033,772	$(37,663,313)	$942,370,459
Capital Appreciation Value Fund	1,156,010,912	162,904,391	(11,802,972)	151,101,419
Core Bond Fund	1,915,078,810	5,417,088	(57,553,497)	(52,136,409)
Health Sciences Fund	271,276,453	114,733,803	(24,058,292)	90,675,511
High Yield Fund	280,757,201	3,958,121	(30,848,690)	(26,890,569)
International Strategic Equity Allocation Fund	1,475,198,357	186,514,692	(95,119,368)	91,395,324
Mid Value Fund	1,291,338,591	492,844,240	(21,357,779)	471,486,461
Science & Technology Fund	181,503,926	21,031,093	(22,980,169)	(1,949,076)
Strategic Equity Allocation Fund	6,570,125,155	703,051,136	(277,519,904)	425,531,232
U.S. Sector Rotation Fund	975,329,736	99,715,166	(25,859,462)	73,855,704
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Core Bond Fund and High Yield Fund generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds' financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, characterization of distributions, derivative transactions and amortization, accretion on debt securities and foreign capital gain tax.
3.  Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Derivative instruments, continued

As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds, if any, for OTC transactions is held in a segregated account at the funds' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The funds' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statements of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the funds for centrally-cleared transactions, if any, are identified in the Portfolio of investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Portfolio of investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the six months ended February 28, 2022. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
High Yield Fund	To manage duration of the fund.	From $18.9 million to $32.1 million
International Strategic Equity Allocation Fund	To manage against changes in foreign currency exchange rates, manage against change in certain securities markets and gain exposure to certain securities markets.	From $62.1 million to $74.9 million
Strategic Equity Allocation Fund	To manage against changes in foreign currency exchange rates, manage against change in certain securities markets and gain exposure to certain securities markets.	From $329.7 million to $412.7 million
U.S. Sector Rotation Fund	To manage against change in certain securities markets and gain exposure to certain securities markets.	From $37.9 million to $44.3 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the funds thereby reducing the funds' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the funds used forward foreign currency contracts during the six months ended February 28, 2022. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
High Yield Fund	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $2.2 million to $2.3 million
Strategic Equity Allocation Fund	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. At February 28, 2022, there were no open forward foreign currency contracts.	From $5.7 million to $11.3 million (measured during the period)
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the funds' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the funds' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by

Derivative instruments, continued

an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the funds used written options contracts during the six months ended February 28, 2022. In addition, the table summarizes the range of market value amounts held by the funds, as measured at each quarter end:
Fund	Reason	Market value range
Capital Appreciation Value Fund	To manage against changes in certain securities markets, to gain exposure to certain securities markets and to generate potential income from options premiums.	From $6.1 million to $30.7 million
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the funds, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the funds is recorded as realized gain or loss, as well as the net periodic payments received or paid by the funds.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The funds may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The funds may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the funds may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
The following table details how the funds used credit default swap contracts as the seller during the six months ended February 28, 2022. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
High Yield Fund	To gain credit exposure to an issuer or index.	From $1.2 million to $1.9 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at February 28, 2022 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Capital Appreciation Value Fund	Equity	Written options, at value	Written options	—	$(6,071,069)
				—	$(6,071,069)

Derivative instruments, continued

Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
High Yield Fund	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$95,285	$(99,756)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	2,794	(12,191)
	Credit	Swap contracts, at value[2]	Credit default swaps	62,922	(15,560)
				$161,001	$(127,507)
International Strategic Equity Allocation Fund	Currency	Receivable/payable for futures variation margin[1]	Futures	$15,991	—
	Equity	Receivable/payable for futures variation margin[1]	Futures	51,546	$(2,719,789)
				$67,537	$(2,719,789)
Strategic Equity Allocation Fund	Currency	Receivable/payable for futures variation margin[1]	Futures	$41,290	—
	Equity	Receivable/payable for futures variation margin[1]	Futures	7,346	(14,653,415)
				$48,636	$(14,653,415)
U.S. Sector Rotation Fund	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(2,993,412)
				—	$(2,993,412)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolio of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statements of assets and liabilities.
For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2022:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Capital Appreciation Value Fund	Equity	—	—	$4,508,808	—	$4,508,808
High Yield Fund	Interest rate	$(732,199)	—	—	—	$(732,199)
	Currency	—	$12,920	—	—	12,920
	Credit	—	—	—	$55,759	55,759
	Total	$(732,199)	$12,920	—	$55,759	$(663,520)
International Strategic Equity Allocation Fund	Currency	$(186,294)	—	—	—	$(186,294)
	Equity	(2,301,357)	—	—	—	(2,301,357)
	Total	$(2,487,651)	—	—	—	$(2,487,651)
Strategic Equity Allocation Fund	Currency	$(86,335)	$63,140	—	—	$(23,195)
	Equity	14,253,568	—	—	—	14,253,568
	Total	$14,167,233	$63,140	—	—	$14,230,373
U.S. Sector Rotation Fund	Equity	$2,454,766	—	—	—	$2,454,766
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2022:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Capital Appreciation Value Fund	Equity	—	—	$15,637,896	—	$15,637,896
High Yield Fund	Interest rate	$(29,009)	—	—	—	$(29,009)
	Currency	—	$(10,672)	—	—	(10,672)
	Credit	—	—	—	$(128,058)	(128,058)
	Total	$(29,009)	$(10,672)	—	$(128,058)	$(167,739)

Derivative instruments, continued

		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
International Strategic Equity Allocation Fund	Currency	$169,542	—	—	—	$169,542
	Equity	(2,014,981)	—	—	—	(2,014,981)
	Total	$(1,845,439)	—	—	—	$(1,845,439)
Strategic Equity Allocation Fund	Currency	$161,032	—	—	—	$161,032
	Equity	(24,416,333)	—	—	—	(24,416,333)
	Total	$(24,255,301)	—	—	—	$(24,255,301)
U.S. Sector Rotation Fund	Equity	$(4,242,304)	—	—	—	(4,242,304)
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
•  Capital Appreciation Fund — a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and c) 0.670% of the excess over $1 billion of aggegate net assets.
•  Capital Appreciation Value Fund — If net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.
•  Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; c) 0.570% of the next $600 million of aggregate net assets.; d) 0.560% of the next $1 billion of aggregate net assets; and e) 0.550% of the excess over $2 billion of aggregate net assets.
•  Health Sciences Fund — Effective February 1, 2022, management fee is a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million of aggregate net assets; and c) 0.950% of excess over $750 million of aggregate net assets; d) 0.950% of the next $250 million of aggregate net assets; e) 0.900% of the next $500 million of aggregate net assets; and f) 0.900% of excess over $1.5 billion of aggregate net assets. When aggregate net assets exceed $750 million, the management fee is 0.950% of the first $750 million of aggregate net assets. When aggregate net assets exceed $1.5 billion, the management fee is 0.900% of all aggregate net assets. Aggregate net assets include the fund and JHVIT Health Sciences Trust. Effective February 1, 2022, aggregate net assets additionally include Manulife Healthcare Fund Series I. Prior to February 1, 2022, the management fee was a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million of aggregate net assets; and c) 0.950% of excess over $750 million of aggregate net assets. When aggregate net assets exceeded $750 million, the management fee was 0.950% of aggregate net assets. Aggregate net assets included the fund and JHVIT Health Sciences Trust.
•  High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.
•  International Strategic Equity Allocation Fund, Strategic Equity Allocation Fund and U.S. Sector Rotation Fund — Aggregate net assets include these three funds and JHVIT Strategic Equity Allocation. The management fee paid is as follows: a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion of aggregate net assets; c) 0.625% of the next $2.5 billion of aggregate net assets; d) 0.600% of the next $5 billion of aggregate net assets; e) 0.595% of the next $10 billion of aggregate net assets; and f) 0.590% of the excess over $25 billion of aggregate net assets.
•  Mid Value Fund — Effective February 1, 2022, management fee is a) 0.950% of the first $1 billion of aggregate net assets and b) 0.875% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion, then the management fee rate is 0.875% of all aggregate net assets. Prior to February 1, 2022, the management fee was a) 1.050% of the first $20 million of aggregate net assets; b) 0.950% of the next $30 million of aggregate net assets; and c) 0.950% of the excess over $50 million of aggregate net assets. When aggregate net assets exceeded $50 million, then the management fee rate was 0.950% of aggregate net assets.
•  Science & Technology Fund — a) 1.050% of the first $500 million of aggregate net assets; and (b) 1.000% of the excess over $500 million of aggregate net assets.

Fees and transactions with affiliates, continued

The organizations described below act as the subadvisors to the Trust and certain of its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following subadvisors:
Fund	Subadvisor(s)
Science & Technology Fund	Allianz Global Investors U.S. LLC; T. Rowe Price Associates, Inc.
Core Bond Fund	Allspring Global Investments, LLC[1]
Capital Appreciation Fund	Jennison Associates LLC
International Strategic Equity Allocation Fund Strategic Equity Allocation Fund U.S. Sector Rotation Fund	Manulife Investment Management (US) LLC[2]
Capital Appreciation Value Fund Health Sciences Fund Mid Value Fund	T. Rowe Price Associates, Inc.
High Yield Fund	Western Asset Management Company, LLC
1 Effective November 1, 2021, Wells Capital Management, Incoporated was renamed Allspring Global Investments, LLC.
2 An affiliate of the Advisor.
The funds are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has voluntarily agreed to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, class specific expenses, acquired fund fees and short dividends. The Advisor may terminate this voluntary waiver at any time upon notice to the funds.
Fund	Expense limitation as a percentage of average net assets
Capital Appreciation Fund	0.20%
Capital Appreciation Value Fund	0.20%
Core Bond Fund	0.15%
Health Sciences Fund	0.20%
High Yield Fund	0.15%
Fund	Expense limitation as a percentage of average net assets
International Strategic Equity Allocation Fund	0.25%
Mid Value Fund	0.20%
Science & Technology Fund	0.20%
Strategic Equity Allocation Fund	0.20%
U.S. Sector Rotation Fund	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the six months ended February 28, 2022, this waiver amounted to 0.01% of the funds' average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive its management fee on International Strategic Equity Allocation Fund, Science & Technology Fund, Strategic Equity Allocation Fund and U.S. Sector Rotation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the funds’ average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the Trust.
The Advisor has voluntarily agreed to waive a portion of its management fees for the funds subadvised by T. Rowe Price Associates, Inc. which include Capital Appreciation Value Fund, Health Sciences Fund, Mid Value Fund, and Science & Technology Fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense reimbursement may terminate at any time.
For the six months ended February 28, 2022, the expense reductions described above amounted to the following:
Expense Reimbursement by Class
Fund	Class 1	Class NAV	Total
Capital Appreciation Fund	$37,967	$51,941	$89,908
Capital Appreciation Value Fund	—	291,569	291,569
Core Bond Fund	7,937	71,533	79,470
Health Sciences Fund	—	114,642	114,642
High Yield Fund	12,532	—	12,532
International Strategic Equity Allocation Fund	—	1,104,012	1,104,012
Mid Value Fund	—	490,082	490,082
Science & Technology Fund	—	52,322	52,322
Strategic Equity Allocation Fund	—	5,449,317	5,449,317
U.S. Sector Rotation Fund	—	752,220	752,220
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of the funds' average daily net assets as follows:

Fees and transactions with affiliates, continued

Fund	Net Annual Effective Rate
Capital Appreciation Fund	0.69%
Capital Appreciation Value Fund	0.78%
Core Bond Fund	0.57%
Health Sciences Fund	0.93%
High Yield Fund	0.69%

Fund	Net Annual Effective Rate
International Strategic Equity Allocation Fund	0.49%
Mid Value Fund	0.89%
Science & Technology Fund	0.97%
Strategic Equity Allocation Fund	0.49%
U.S. Sector Rotation Fund	0.49%
Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the funds' average daily net assets.
Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds' shares:
Class	Rule 12b-1 Fee
Class 1	0.05%
Distribution and service fees for the six months ended February 28, 2022 were:
Fund	Class	Distribution and service fees
Capital Appreciation Fund	Class 1	$206,033
Core Bond Fund	Class 1	$43,156
High Yield Fund	Class 1	$68,105
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The funds' activity in this program during the period for which loans were outstanding was as follows:
Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Capital Appreciation Value Fund	Lender	$13,700,000	1	0.540%	$206
6.  Fund share transactions
Transactions in funds' shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
Capital Appreciation Fund	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	760,182	$16,158,743	2,361,771	$52,401,542
Distributions reinvested	14,158,361	234,037,715	6,648,819	137,564,075
Repurchased	(4,946,323)	(92,119,129)	(6,478,193)	(139,724,050)
Net increase	9,972,220	$158,077,329	2,532,397	$50,241,567
Class NAV shares
Sold	4,936,102	$82,096,180	3,812,777	$81,891,483
Distributions reinvested	18,665,411	310,779,087	10,471,881	217,710,396
Repurchased	(3,804,365)	(90,538,785)	(22,918,208)	(510,559,023)
Net increase (decrease)	19,797,148	$302,336,482	(8,633,550)	$(210,957,144)
Total net increase (decrease)	29,769,368	$460,413,811	(6,101,153)	$(160,715,577)
Capital Appreciation Value Fund	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,709,084	$18,685,711	4,498,712	$51,090,253
Distributions reinvested	25,226,702	259,582,767	22,564,938	244,603,933
Repurchased	(7,760,094)	(94,800,967)	(36,954,905)	(440,687,059)
Net increase (decrease)	19,175,692	$183,467,511	(9,891,255)	$(144,992,873)
Total net increase (decrease)	19,175,692	$183,467,511	(9,891,255)	$(144,992,873)

Fund share transactions, continued

Core Bond Fund	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	252,157	$3,244,562	2,023,821	$27,309,168
Distributions reinvested	188,566	2,449,278	895,305	11,967,506
Repurchased	(1,633,261)	(20,942,799)	(3,744,848)	(49,711,159)
Net decrease	(1,192,538)	$(15,248,959)	(825,722)	$(10,434,485)
Class NAV shares
Sold	5,184,342	$66,403,082	33,541,791	$449,989,308
Distributions reinvested	1,705,003	22,098,591	11,195,021	149,414,270
Repurchased	(6,948,109)	(88,921,532)	(102,776,586)	(1,337,882,890)
Net decrease	(58,764)	$(419,859)	(58,039,774)	$(738,479,312)
Total net decrease	(1,251,302)	$(15,668,818)	(58,865,496)	$(748,913,797)
Health Sciences Fund	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,921,328	$22,181,848	6,768,418	$40,804,362
Distributions reinvested	10,044,268	56,448,788	4,690,230	28,188,283
Repurchased	(2,174,235)	(14,566,123)	(26,128,757)	(162,843,489)
Net increase (decrease)	11,791,361	$64,064,513	(14,670,109)	$(93,850,844)
Total net increase (decrease)	11,791,361	$64,064,513	(14,670,109)	$(93,850,844)
High Yield Fund	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	2,042,642	$16,753,090	11,098,590	$90,700,508
Distributions reinvested	948,442	7,733,662	1,401,309	11,176,548
Repurchased	(3,951,143)	(32,016,474)	(4,627,139)	(37,531,238)
Net increase (decrease)	(960,059)	$(7,529,722)	7,872,760	$64,345,818
Total net increase (decrease)	(960,059)	$(7,529,722)	7,872,760	$64,345,818
International Strategic Equity Allocation Fund	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	506,350	$5,438,782	840,413	$8,995,358
Distributions reinvested	8,825,077	91,427,800	2,820,161	29,611,689
Repurchased	(2,501,616)	(26,948,295)	(32,504,516)	(346,968,836)
Net increase (decrease)	6,829,811	$69,918,287	(28,843,942)	$(308,361,789)
Total net increase (decrease)	6,829,811	$69,918,287	(28,843,942)	$(308,361,789)
Mid Value Fund	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,053,582	$20,296,534	17,670,301	$334,527,757
Distributions reinvested	8,266,026	149,119,105	3,007,286	48,958,611
Repurchased	(12,453,389)	(237,214,342)	(12,891,043)	(219,617,768)
Net increase (decrease)	(3,133,781)	$(67,798,703)	7,786,544	$163,868,600
Total net increase (decrease)	(3,133,781)	$(67,798,703)	7,786,544	$163,868,600
Science & Technology Fund	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	4,595,936	$11,316,193	2,781,512	$14,493,127
Distributions reinvested	63,151,980	121,883,322	12,770,789	62,832,282
Repurchased	(2,952,837)	(15,453,620)	(45,770,020)	(243,415,711)
Net increase (decrease)	64,795,079	$117,745,895	(30,217,719)	$(166,090,302)
Total net increase (decrease)	64,795,079	$117,745,895	(30,217,719)	$(166,090,302)

Fund share transactions, continued

Strategic Equity Allocation Fund	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	24,668,422	$338,190,118	32,991,623	$453,334,380
Distributions reinvested	101,730,988	1,282,827,756	36,705,567	468,363,031
Repurchased	(113,852,028)	(1,460,361,958)	(114,513,496)	(1,554,047,766)
Net increase (decrease)	12,547,382	$160,655,916	(44,816,306)	$(632,350,355)
Total net increase (decrease)	12,547,382	$160,655,916	(44,816,306)	$(632,350,355)
U.S. Sector Rotation Fund	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	553,553	$6,086,350	1,045,094	$11,832,132
Distributions reinvested	25,953,684	259,017,769	12,417,492	127,527,639
Repurchased	(10,810,073)	(131,045,763)	(38,046,945)	(430,904,218)
Net increase (decrease)	15,697,164	$134,058,356	(24,584,359)	$(291,544,447)
Total net increase (decrease)	15,697,164	$134,058,356	(24,584,359)	$(291,544,447)
Affiliates of the Trust owned 100% of shares of Class 1 and Class NAV, respectively, with the exception of Capital Appreciation Fund and Core Bond Fund, where affiliates held 70.4% and 58.8% of Class NAV, respectively,on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2022:
	Purchases		Sales
Fund	U.S. Government	Other issuers	U.S. Government	Other issuers
Capital Appreciation Fund	—	$363,726,916	—	$463,415,218
Capital Appreciation Value Fund	$38,970,854	406,485,692	—	492,802,684
Core Bond Fund	1,522,843,345	555,930,763	$1,477,254,566	678,066,395
Health Sciences Fund	—	74,251,878	—	68,302,466
High Yield Fund	—	74,007,365	—	82,281,253
International Strategic Equity Allocation Fund	—	374,460,092	—	371,449,554
Mid Value Fund	—	216,599,571	—	389,030,982
Science & Technology Fund	—	81,744,974	—	86,919,984
Strategic Equity Allocation Fund	—	3,144,848,057	—	4,141,508,263
U.S. Sector Rotation Fund	—	615,946,395	—	737,510,996
8.  Industry or sector risk
Certain funds generally invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
9.  Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value Fund
John Hancock Collateral Trust*	211,755	—	$38,017,023	$(35,897,698)	$(1,405)	$(51)	$32,297	$940	$2,117,869
Core Bond Fund
John Hancock Collateral Trust*	100,734	—	$2,851,001	$(1,843,450)	$(51)	$(10)	$287	—	$1,007,490
High Yield Fund
John Hancock Collateral Trust*	157,789	$3,833,513	$4,476,187	$(6,729,447)	$(1,310)	$(816)	$13,670	$895	$1,578,127

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation Fund
John Hancock Collateral Trust*	1,112,226	$9,920,810	$150,557,917	$(149,348,260)	$(4,027)	$(2,507)	$236,220	$1,328	$11,123,933
Mid Value Fund
John Hancock Collateral Trust*	197,534	$8,311,553	$35,662,775	$(41,996,004)	$(495)	$(2,194)	$14,413	$415	$1,975,635
Science & Technology Fund
John Hancock Collateral Trust*	146,668	$1,824,190	$29,820,384	$(30,176,562)	$(765)	$(346)	$11,787	$310	$1,466,901
Strategic Equity Allocation Fund
John Hancock Collateral Trust*	7,178,389	$67,092,842	$528,243,036	$(523,482,544)	$(37,409)	$(21,262)	$959,767	$22,352	$71,794,663
U.S. Sector Rotation Fund
John Hancock Collateral Trust*	11,810	$96,923	$2,563,201	$(2,541,939)	$(37)	$(26)	$303	$32	$118,122
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
10.  Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. At February 28, 2022, the following fund(s) had an affiliate ownership of 5% or more of the funds' net assets:
Fund	Affiliated Concentration
Capital Appreciation Fund	42.2%
Capital Appreciation Value Fund	98.5%
Core Bond Fund	53.2%
Health Sciences Fund	99.9%
International Strategic Equity Allocation Fund	100%
Mid Value Fund	100%
Science &Technology Fund	100%
Strategic Equity Allocation Fund	100%
U.S. Sector Rotation Fund	100%
11.  Interfund trading
The funds are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2022, the funds engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Fund	Purchases	Sales
Capital Appreciation Value Fund	$1,703,615	—
Health Sciences Fund	2,106	$94,541
Mid Value Fund	633,934	189,092
12.  Restricted securities
The funds may hold restricted securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at February 28, 2022:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Fund
KCAD Holdings I, Ltd.	3-21-11	$6,150,520	752,218,031	—	—	752,218,031	0.0%[1]	$752
MWO Holdings LLC	8-30-16	1,116,559	1,134	—	—	1,134	0.0%[1]	8,584
New Cotai, Inc., Class B	4-12-13	0	11	—	—	11	0.0%	0
								$9,336
[1]	Less than 0.05%.

13.  LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
14.  New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
15.  Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
16.  Other matters
Strategic Equity Allocation Fund and other affiliates have been named as defendants in a lawsuit related to The Jones Group, a fashion company. It is alleged that in 2014, The Jones Group consummated a series of transactions that rendered it insolvent, increased debt, significantly decreased its assets, and distributed more than $1 billion to its shareholders, all to the detriment of the company and its creditors. Equivalent lawsuits have been filed in California, New Jersey, Texas, Illinois and Florida. The total amounts at issue for Strategic Equity Allocation Fund is approximately $178,000.
On March 30, 2020, the plaintiffs filed a Motion for Transfer of Actions to the District of Massachusetts. The plaintiffs were seeking to consolidate 13 actions in 6 different federal districts against 188 defendants in a Multidistrict Panel in Massachusetts. $550 million is being sought from these 188 defendants. On April 27, 2020, the shareholder defendants filed their response to plaintiffs’ Motion to Transfer. On June 2, 2020, the United States Judicial Panel on Multidistrict Litigation issued a Transfer Order sending all the cases to the Southern District of New York. Accordingly, the litigation will be governed by Second Circuit precedent.
On June 12, 2020, a Scheduling Order was issued. On June 29, 2020, a global Motion to Dismiss Under the Safe Harbor of Section 546(e) of the Bankruptcy Code was filed by the defendants. On August 27, 2020, the Motion to Dismiss was granted. Following the dismissal, appeals were filed by the plaintiffs and are pending.
At this time, the fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the fund or if the fund enters into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the fund’s net asset value.
17.  Subsequent events
On March 24, 2022, the Board of Trustees approved the closing and liquidation of Strategic Equity Allocation Fund. Liquidation occurred on April 8, 2022.

John Hancock Funds II
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at www.sec.gov.
PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at www.sec.gov.
QUARTERLY PORTFOLIO DISCLOSURE The Trust’s complete schedule of portfolio holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. N-PORT ﬁlings are available on our website and the SEC’s website, www.sec.gov.
The report is certiﬁed under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to afﬁrm that, to the best of their knowledge, the information in their ﬁnancial reports is fairly and accurately stated in all material respects.

Management of the trust
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Investment advisor
John Hancock Investment
Management LLC
Principal distributor
John Hancock Investment
Management Distributors LLC
Custodians
Citibank, N.A.
State Street Bank and Trust Company
Legal counsel
K&L Gates LLP
Officers
Andrew G. Arnott, President
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer
Christopher (Kit) Sechler, Secretary and Chief Legal Officer
Trevor Swanberg, Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2A	2/22 4/22

ITEM 2. CODE OF ETHICS.

(a)Not Applicable.

(b)Not Applicable.

(c)Not Applicable.

(d)Not Applicable.

(e)Not Applicable.

(f)Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable.

(b)Not Applicable.

(c)Not Applicable.

(d)Not Applicable.

(e)Not Applicable.

(f)Not Applicable.

(g)Not Applicable.

(h)Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)

Semiannual report
John Hancock
Emerging Markets Fund
International equity
February 28, 2022

Fund’s investments
AS OF 2-28-22 (unaudited)
	Shares	Value
Common stocks 98.1%		$185,276,185
(Cost $145,488,449)
Australia 0.0%		40,570
MMG, Ltd. (A)	112,000	40,570
Belgium 0.0%		18,978
Titan Cement International SA (A)	1,302	18,978
Brazil 3.8%		7,210,884
AES Brasil Energia SA	6,779	15,079
Aliansce Sonae Shopping Centers SA	3,800	16,205
Alliar Medicos A Frente SA (A)	3,900	12,731
Alupar Investimento SA	7,050	35,191
Ambev SA, ADR	46,838	137,235
Americanas SA	5,515	32,319
Arezzo Industria e Comercio SA	991	15,540
Atacadao SA	7,500	27,646
B3 SA - Brasil Bolsa Balcao	90,234	253,863
Banco Bradesco SA	18,309	60,051
Banco BTG Pactual SA	11,208	55,685
Banco do Brasil SA	12,537	84,764
Banco Inter SA	3,711	4,832
Banco Santander Brasil SA	3,800	22,524
BB Seguridade Participacoes SA	8,229	36,286
BR Malls Participacoes SA (A)	28,804	52,212
BR Properties SA	8,524	12,389
BrasilAgro - Company Brasileira de Propriedades Agricolas	2,247	14,227
Braskem SA, ADR	2,571	47,949
BRF SA (A)	25,073	79,069
Camil Alimentos SA	11,340	20,112
CCR SA	34,669	78,873
Centrais Eletricas Brasileiras SA	5,600	37,793
Cia Brasileira de Distribuicao	8,517	39,049
Cia de Locacao das Americas	18,348	89,529
Cia de Saneamento Basico do Estado de Sao Paulo	8,299	66,593
Cia de Saneamento de Minas Gerais-COPASA	4,505	12,370
Cia de Saneamento do Parana	3,000	2,238
Cia de Saneamento do Parana, Unit	8,545	33,393
Cia Energetica de Minas Gerais	8,594	27,878
Cia Paranaense de Energia	12,200	14,376
Cia Paranaense de Energia	3,200	21,621
Cia Siderurgica Nacional SA	20,797	102,357
Cielo SA	36,815	18,320
Cogna Educacao (A)	79,561	34,908
1	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Brazil (continued)
Construtora Tenda SA	3,166	$7,700
Cosan SA	6,572	26,944
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,530	21,986
Dexco SA	10,571	28,165
EcoRodovias Infraestrutura e Logistica SA (A)	9,993	12,518
EDP - Energias do Brasil SA	10,367	41,629
Embraer SA (A)	40,900	139,289
Enauta Participacoes SA	7,100	23,804
Energisa SA	7,068	60,309
Eneva SA (A)	23,400	60,821
Engie Brasil Energia SA	6,293	48,753
Equatorial Energia SA	26,087	129,008
Even Construtora e Incorporadora SA	7,057	8,223
Ez Tec Empreendimentos e Participacoes SA	2,411	8,128
Fleury SA	4,465	15,498
Gerdau SA, ADR	9,492	46,226
Getnet Adquirencia e Servicos para Meios de Pagamento SA	950	590
Grendene SA	9,503	15,384
Grupo De Moda Soma SA (A)	6,882	17,290
Grupo Mateus SA (A)	9,496	10,941
Guararapes Confeccoes SA	5,552	13,030
Hapvida Participacoes e Investimentos SA (B)	25,799	60,390
Hypera SA	7,232	46,914
International Meal Company Alimentacao SA (A)	20,154	10,006
Iochpe Maxion SA	8,200	20,667
IRB Brasil Resseguros S/A (A)	27,087	15,982
Itau Unibanco Holding SA	3,951	16,577
JBS SA	20,883	146,281
JHSF Participacoes SA	17,839	18,937
Klabin SA	25,118	112,821
Light SA	11,300	21,476
Localiza Rent a Car SA	7,132	79,396
LOG Commercial Properties e Participacoes SA	4,489	24,020
Lojas Renner SA	16,449	81,305
M Dias Branco SA	2,200	9,716
Magazine Luiza SA	23,965	27,648
Mahle-Metal Leve SA	2,100	10,918
Marfrig Global Foods SA	5,100	22,075
Marisa Lojas SA (A)	9,006	5,322
Minerva SA	11,500	24,204
MRV Engenharia e Participacoes SA	13,204	30,349
Multiplan Empreendimentos Imobiliarios SA	8,400	35,707
Natura & Company Holding SA (A)	9,264	41,340
Odontoprev SA	8,109	18,074
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	2

	Shares	Value
Brazil (continued)
Omega Energia SA (A)	7,070	$14,863
Petro Rio SA (A)	11,300	57,428
Petroleo Brasileiro SA	106,544	757,572
Porto Seguro SA	12,168	49,398
Portobello SA	64	107
Profarma Distribuidora de Produtos Farmaceuticos SA	1,556	1,441
Qualicorp Consultoria e Corretora de Seguros SA	8,857	21,989
Raia Drogasil SA	14,740	66,730
Rumo SA (A)	28,991	86,853
Sao Martinho SA	9,885	76,417
Sendas Distribuidora SA	24,785	64,517
Ser Educacional SA (B)	3,448	7,398
SIMPAR SA	1,600	3,250
SLC Agricola SA	5,227	44,406
Sul America SA	10,873	74,061
Suzano SA	14,026	151,186
SYN prop e tech SA	2,100	2,619
Tecnisa SA (A)	4,240	2,857
Telefonica Brasil SA	7,999	78,443
TIM SA	30,300	80,370
TOTVS SA	12,293	78,752
Transmissora Alianca de Energia Eletrica SA	13,511	103,535
Tupy SA	4,722	16,832
Ultrapar Participacoes SA	20,753	58,365
Usinas Siderurgicas de Minas Gerais SA	5,100	13,415
Vale SA	98,170	1,821,415
Vibra Energia SA	23,845	108,612
Vivara Participacoes SA	1,900	9,614
Vulcabras Azaleia SA	965	1,653
WEG SA	15,364	87,049
XP, Inc., BDR (A)	360	11,372
YDUQS Participacoes SA	6,530	26,797
Chile 0.6%		1,056,419
Aguas Andinas SA, Class A	72,703	15,334
Banco de Chile	146,860	15,570
Banco de Chile, ADR	1,901	40,320
Banco de Credito e Inversiones SA	845	30,222
Banco Santander Chile	1,033,736	50,760
Besalco SA	30,504	9,153
CAP SA	3,915	45,317
Cementos BIO BIO SA	2,795	2,517
Cencosud SA	37,573	69,080
Cencosud Shopping SA	10,584	11,358
3	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Chile (continued)
Cia Cervecerias Unidas SA	1,570	$12,470
Cia Sud Americana de Vapores SA	460,968	44,987
Colbun SA	184,862	13,479
Cristalerias de Chile SA	40,829	159,022
Empresa Nacional de Telecomunicaciones SA	7,933	29,482
Empresas CMPC SA	15,788	26,104
Empresas COPEC SA	8,982	69,651
Enel Americas SA	244,746	28,658
Enel Chile SA, ADR (C)	7,792	13,324
Engie Energia Chile SA	23,657	14,369
Falabella SA	6,902	22,725
Forus SA	5,056	6,068
Grupo Security SA	64,841	9,933
Hortifrut SA	2,899	3,101
Inversiones Aguas Metropolitanas SA	29,967	14,999
Inversiones La Construccion SA	2,123	8,503
Itau CorpBanca Chile SA (A)	5,398,734	10,594
Molibdenos y Metales SA	7,542	41,797
Multiexport Foods SA (A)	12,750	3,671
Parque Arauco SA (A)	17,834	17,798
PAZ Corp. SA	60,171	23,443
Plaza SA	6,102	6,560
Ripley Corp. SA	79,393	13,205
Salfacorp SA	20,240	7,117
Sigdo Koppers SA	64,066	61,753
SMU SA	80,372	8,055
Sociedad Matriz SAAM SA	389,760	25,210
Socovesa SA	306,550	37,800
SONDA SA	29,383	10,421
Vina Concha y Toro SA	15,327	22,489
China 25.7%		48,522,616
360 DigiTech, Inc., ADR	2,183	40,931
360 Security Technology, Inc., Class A (A)	6,800	11,329
361 Degrees International, Ltd. (A)	46,000	22,615
3SBio, Inc. (A)(B)	76,000	60,403
51job, Inc., ADR (A)	755	39,109
AAC Technologies Holdings, Inc.	40,500	110,735
AECC Aviation Power Company, Ltd., Class A	2,400	19,287
Agile Group Holdings, Ltd.	59,250	26,996
Agricultural Bank of China, Ltd., H Shares	526,000	199,206
Aier Eye Hospital Group Company, Ltd., Class A	9,200	53,244
Air China, Ltd., H Shares (A)	60,000	46,145
Airtac International Group	3,816	126,928
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	4

	Shares	Value
China (continued)
AK Medical Holdings, Ltd. (B)	14,000	$9,642
Alibaba Group Holding, Ltd. (A)	77,300	1,017,568
Alibaba Group Holding, Ltd., ADR (A)	17,741	1,866,176
A-Living Smart City Services Company, Ltd. (B)	22,000	39,435
Aluminum Corp. of China, Ltd., H Shares (A)	162,000	114,505
Angang Steel Company, Ltd., H Shares	70,200	34,910
Angel Yeast Company, Ltd., Class A	2,600	20,641
Anhui Anke Biotechnology Group Company, Ltd., Class A	11,600	19,873
Anhui Conch Cement Company, Ltd., H Shares	47,500	254,910
Anhui Expressway Company, Ltd., H Shares	20,000	19,080
Anhui Gujing Distillery Company, Ltd., Class A	600	21,101
Anhui Honglu Steel Construction Group Company, Ltd., Class A	2,200	17,183
Anhui Jinhe Industrial Company, Ltd., Class A	1,700	10,933
Anhui Kouzi Distillery Company, Ltd., Class A	2,200	26,452
Anjoy Foods Group Company, Ltd., Class A	800	15,708
ANTA Sports Products, Ltd.	21,000	320,738
Anton Oilfield Services Group (A)(C)	144,000	8,816
Aowei Holdings, Ltd. (A)(D)	9,116,000	618,263
Apeloa Pharmaceutical Company, Ltd., Class A	1,900	8,568
Asia Cement China Holdings Corp.	36,500	22,817
AsiaInfo Technologies, Ltd. (B)	14,800	27,749
Asymchem Laboratories Tianjin Company, Ltd., Class A	400	21,666
Autel Intelligent Technology Corp, Ltd., Class A	1,143	9,528
Autobio Diagnostics Company, Ltd., Class A	1,400	11,507
Avary Holding Shenzhen Company, Ltd., Class A	4,100	22,615
AviChina Industry & Technology Company, Ltd., H Shares	143,000	88,780
BAIC Motor Corp., Ltd., H Shares (B)	84,000	29,347
Baidu, Inc., ADR (A)	2,984	454,881
Baidu, Inc., Class A (A)	2,600	49,077
BAIOO Family Interactive, Ltd. (B)	78,000	5,803
Bank of Beijing Company, Ltd., Class A	30,400	21,760
Bank of Chengdu Company, Ltd., Class A	11,400	26,095
Bank of China, Ltd., H Shares	1,638,075	637,706
Bank of Chongqing Company, Ltd., H Shares	37,000	22,043
Bank of Communications Company, Ltd., H Shares	204,858	140,436
Bank of Hangzhou Company, Ltd., Class A	9,300	21,158
Bank of Jiangsu Company, Ltd., Class A	20,800	21,977
Bank of Nanjing Company, Ltd., Class A	20,700	32,081
Bank of Ningbo Company, Ltd., Class A	12,760	77,224
Bank of Shanghai Company, Ltd., Class A	11,200	12,425
Bank of Zhengzhou Company, Ltd., H Shares (A)(B)	72,600	16,002
Baoshan Iron & Steel Company, Ltd., Class A	68,600	78,699
Baozun, Inc., ADR (A)	1,783	18,775
BBMG Corp., H Shares	115,500	18,473
5	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
BeiGene, Ltd. (A)(C)	5,400	$87,508
Beijing Capital Eco-Environment Protection Group Company, Ltd., Class A	35,500	19,542
Beijing Capital International Airport Company, Ltd., H Shares (A)	82,415	52,788
Beijing Chunlizhengda Medical Instruments Company, Ltd., H Shares (A)	7,250	9,963
Beijing Dabeinong Technology Group Company, Ltd., Class A	17,700	23,305
Beijing Jingneng Clean Energy Company, Ltd., H Shares	50,000	15,272
Beijing New Building Materials PLC, Class A	4,400	20,888
Beijing North Star Company, Ltd., H Shares	40,000	6,097
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	800	32,042
Beijing Yanjing Brewery Company, Ltd., Class A	15,200	18,357
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A	500	12,824
BEST, Inc., ADR (A)	10,734	7,515
Bethel Automotive Safety Systems Company, Ltd., Class A	1,200	15,411
BGI Genomics Company, Ltd., Class A	700	9,492
Bilibili, Inc., Class Z (A)	3,180	99,344
Billion Industrial Holdings, Ltd. (A)	12,000	7,928
Binjiang Service Group Company, Ltd.	4,000	11,912
BOC International China Company, Ltd., Class A	9,600	17,925
BOE Technology Group Company, Ltd., Class A	110,800	82,770
BYD Company, Ltd., H Shares	11,500	356,355
BYD Electronic International Company, Ltd.	30,483	86,017
By-health Company, Ltd., Class A	6,000	23,645
C&D Property Management Group Company, Ltd. (A)	21,000	10,739
C&S Paper Company, Ltd., Class A	7,300	17,003
CanSino Biologics, Inc., H Shares (A)(B)	600	10,844
Central China Management Company, Ltd.	54,538	7,310
Central China New Life, Ltd. (A)	14,000	8,547
Central China Real Estate, Ltd.	54,538	4,478
Central China Securities Company, Ltd., H Shares	53,000	9,713
CGN Power Company, Ltd., H Shares (B)	204,000	57,836
Changchun High & New Technology Industry Group, Inc., Class A	1,000	29,043
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	900	22,001
Chaowei Power Holdings, Ltd.	37,000	9,275
Chaozhou Three-Circle Group Company, Ltd., Class A	1,700	9,424
Cheetah Mobile, Inc., ADR (A)	1,459	1,868
Chengdu Kanghua Biological Products Company, Ltd., Class A	500	18,538
Chengdu Wintrue Holding Company, Ltd., Class A	8,400	18,811
Chengtun Mining Group Company, Ltd., Class A	13,900	24,325
Chifeng Jilong Gold Mining Company, Ltd., Class A (A)	8,700	21,670
China Animal Healthcare, Ltd. (A)(D)	182,000	233
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	6

	Shares	Value
China (continued)
China BlueChemical, Ltd., H Shares	101,000	$30,243
China Bohai Bank Company, Ltd., H Shares (B)	54,500	9,088
China Cinda Asset Management Company, Ltd., H Shares	384,000	69,317
China CITIC Bank Corp., Ltd., H Shares	239,962	112,761
China Coal Energy Company, Ltd., H Shares	89,000	55,477
China Communications Services Corp., Ltd., H Shares	109,200	59,909
China Conch Venture Holdings, Ltd.	44,000	211,739
China Construction Bank Corp., H Shares	2,601,000	1,950,659
China CSSC Holdings, Ltd., Class A	5,400	18,790
China Datang Corp. Renewable Power Company, Ltd., H Shares	108,000	40,926
China Development Bank Financial Leasing Company, Ltd., H Shares (B)	72,000	10,336
China Dili Group (A)(C)	120,400	37,414
China Dongxiang Group Company, Ltd.	152,000	11,471
China Eastern Airlines Corp., Ltd., ADR (A)	1,460	27,448
China Eastern Airlines Corp., Ltd., H Shares (A)	36,000	13,978
China Electronics Optics Valley Union Holding Company, Ltd.	184,000	8,943
China Energy Engineering Corp., Ltd., H Shares	172,000	28,191
China Everbright Bank Company, Ltd., H Shares	96,000	35,703
China Feihe, Ltd. (B)	89,000	106,200
China Galaxy Securities Company, Ltd., H Shares	120,500	68,972
China Greatwall Technology Group Company, Ltd., Class A	9,800	20,751
China Hanking Holdings, Ltd.	54,000	10,154
China Harmony Auto Holding, Ltd.	30,500	14,425
China Hongqiao Group, Ltd.	88,500	123,901
China Huarong Asset Management Company, Ltd., H Shares (A)(B)	733,000	38,458
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	9,112
China International Capital Corp., Ltd., H Shares (B)	42,800	104,129
China International Marine Containers Group Company, Ltd., H Shares	23,220	38,546
China Isotope & Radiation Corp.	3,200	9,440
China Jushi Company, Ltd., Class A	12,900	35,054
China Kepei Education Group, Ltd.	28,000	8,400
China Lesso Group Holdings, Ltd.	62,000	95,454
China Life Insurance Company, Ltd., H Shares	128,000	212,049
China Lilang, Ltd.	25,000	13,888
China Literature, Ltd. (A)(B)	8,000	43,417
China Logistics Property Holdings Company, Ltd. (A)(B)	21,000	11,636
China Longyuan Power Group Corp., Ltd., H Shares	64,000	132,070
China Maple Leaf Educational Systems, Ltd. (A)	56,000	2,953
China Medical System Holdings, Ltd.	65,800	117,167
China Meidong Auto Holdings, Ltd.	26,000	122,421
China Merchants Bank Company, Ltd., H Shares	107,961	910,037
China Merchants Securities Company, Ltd., H Shares (B)	10,540	13,304
7	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	12,900	$27,691
China Minsheng Banking Corp., Ltd., H Shares (C)	94,840	36,940
China Modern Dairy Holdings, Ltd.	167,000	30,862
China Molybdenum Company, Ltd., H Shares	114,000	68,617
China National Building Material Company, Ltd., H Shares	188,600	241,942
China National Chemical Engineering Company, Ltd., Class A	12,300	20,428
China National Medicines Corp, Ltd., Class A	4,400	19,438
China National Nuclear Power Company, Ltd., Class A	41,600	48,981
China New Higher Education Group, Ltd. (B)	42,000	15,429
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	5,800	45,664
China Oilfield Services, Ltd., H Shares	78,000	88,920
China Oriental Group Company, Ltd.	84,000	24,417
China Pacific Insurance Group Company, Ltd., H Shares	67,200	187,124
China Petroleum & Chemical Corp., H Shares	448,000	222,874
China Railway Group, Ltd., H Shares	132,000	77,505
China Railway Signal & Communication Corp., Ltd., H Shares (B)	76,000	27,696
China Reinsurance Group Corp., H Shares	156,000	14,993
China Resources Medical Holdings Company, Ltd.	33,500	18,885
China Resources Pharmaceutical Group, Ltd. (B)	75,500	37,343
China Risun Group, Ltd.	49,000	30,524
China Sanjiang Fine Chemicals Company, Ltd.	41,000	10,831
China SCE Group Holdings, Ltd.	98,000	19,676
China Shenhua Energy Company, Ltd., H Shares	113,000	311,426
China Shineway Pharmaceutical Group, Ltd.	17,000	13,910
China Southern Airlines Company, Ltd., H Shares (A)	34,000	21,511
China State Construction Engineering Corp., Ltd., Class A	86,800	70,185
China Suntien Green Energy Corp., Ltd., H Shares	59,000	39,302
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	2,861
China Tianrui Group Cement Company, Ltd. (A)	25,000	20,796
China Tourism Group Duty Free Corp., Ltd., Class A	2,700	87,287
China Tower Corp., Ltd., H Shares (B)	1,212,000	141,263
China TransInfo Technology Company, Ltd., Class A	9,600	21,229
China Vanke Company, Ltd., H Shares	62,781	149,116
China XLX Fertiliser, Ltd.	50,000	38,584
China Yangtze Power Company, Ltd., Class A	30,800	113,420
China Yongda Automobiles Services Holdings, Ltd.	52,000	60,669
China Yuhua Education Corp., Ltd. (B)	28,000	7,249
China ZhengTong Auto Services Holdings, Ltd. (A)(C)	72,500	5,497
China Zhongwang Holdings, Ltd. (A)(D)	54,200	11,652
Chinasoft International, Ltd. (A)	104,000	94,890
Chlitina Holding, Ltd.	2,000	15,080
Chongqing Brewery Company, Ltd., Class A (A)	1,100	23,379
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	8

	Shares	Value
China (continued)
Chongqing Changan Automobile Company, Ltd., Class A	7,100	$14,694
Chongqing Fuling Electric Power Industrial Company, Ltd., Class A	8,900	23,502
Chongqing Rural Commercial Bank Company, Ltd., H Shares	152,000	56,069
Chongqing Zhifei Biological Products Company, Ltd., Class A	2,800	57,502
CIFI Ever Sunshine Services Group, Ltd.	28,000	50,920
CIFI Holdings Group Company, Ltd.	185,477	129,224
CITIC Securities Company, Ltd., H Shares	46,575	112,837
CITIC, Ltd.	96,923	113,102
CNNC Hua Yuan Titanium Dioxide Company, Ltd., Class A	12,002	21,350
COFCO Joycome Foods, Ltd. (A)	75,000	32,720
Cogobuy Group (A)(B)	44,000	13,284
Colour Life Services Group Company, Ltd. (A)(C)	40,102	4,015
Consun Pharmaceutical Group, Ltd.	29,000	13,811
Contemporary Amperex Technology Company, Ltd., Class A	2,100	180,048
COSCO SHIPPING Development Company, Ltd., H Shares	181,000	33,743
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	84,000	40,063
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)(C)	112,450	227,287
Country Garden Holdings Company, Ltd.	285,076	221,485
Country Garden Services Holdings Company, Ltd.	29,642	177,317
CPMC Holdings, Ltd.	27,000	14,932
CRRC Corp., Ltd., H Shares	51,000	22,666
CSC Financial Company, Ltd., H Shares (B)	31,000	32,946
CSPC Pharmaceutical Group, Ltd.	327,680	388,420
CT Environmental Group, Ltd. (A)(D)	154,000	2,345
DaFa Properties Group, Ltd. (C)	13,000	6,198
Dali Foods Group Company, Ltd. (B)	117,000	61,622
DaShenLin Pharmaceutical Group Company, Ltd., Class A	1,600	9,054
Datang International Power Generation Company, Ltd., H Shares	132,000	26,041
Dexin China Holdings Company, Ltd. (A)	60,000	22,182
DHC Software Company, Ltd., Class A	18,500	24,277
Differ Group Holding Company, Ltd. (A)	146,000	45,077
Dongfang Electric Corp., Ltd., H Shares	18,600	23,417
Dongfeng Motor Group Company, Ltd., H Shares	104,000	89,516
Dongyue Group, Ltd.	56,000	81,242
DouYu International Holdings, Ltd., ADR (A)	3,157	6,503
Dynagreen Environmental Protection Group Company, Ltd., H Shares	26,000	12,774
East Money Information Company, Ltd., Class A	11,000	46,928
Ecovacs Robotics Company, Ltd., Class A	900	19,452
Edvantage Group Holdings, Ltd.	24,000	9,877
ENN Energy Holdings, Ltd.	17,000	246,201
ENN Natural Gas Company, Ltd., Class A	8,000	22,640
Eve Energy Company, Ltd., Class A	1,500	21,546
Everbright Securities Company, Ltd., H Shares (B)	9,800	7,294
9	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Fang Holdings, Ltd., ADR (A)	234	$894
Fanhua, Inc., ADR (C)	1,300	8,684
FAW Jiefang Group Company, Ltd., Class A	12,100	17,861
Fiberhome Telecommunication Technologies Company, Ltd., Class A	7,700	21,061
Fibocom Wireless, Inc., Class A	1,500	11,101
FIH Mobile, Ltd. (A)	68,000	10,032
Flat Glass Group Company, Ltd., H Shares	9,000	37,217
Focus Media Information Technology Company, Ltd., Class A	32,100	39,091
Foshan Haitian Flavouring & Food Company, Ltd., Class A	5,270	83,132
Fosun International, Ltd.	71,693	77,787
Foxconn Industrial Internet Company, Ltd., Class A	11,600	20,578
Fu Shou Yuan International Group, Ltd.	53,000	39,288
Fufeng Group, Ltd. (A)	120,000	44,931
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	5,789
Fujian Funeng Company, Ltd., Class A	9,100	19,948
Fujian Sunner Development Company, Ltd., Class A (A)	5,400	16,922
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	15,600	76,535
Ganfeng Lithium Company, Ltd., H Shares (B)	2,600	44,128
GDS Holdings, Ltd., ADR (A)	1,617	71,989
Genertec Universal Medical Group Company, Ltd. (B)	51,500	36,399
GF Securities Company, Ltd., H Shares	27,800	41,736
Gigadevice Semiconductor Beijing, Inc., Class A	1,000	24,509
Ginlong Technologies Company, Ltd., Class A	600	24,248
Glory Land Company, Ltd. (A)	53,000	1,878
GoerTek, Inc., Class A	6,200	43,449
Golden Eagle Retail Group, Ltd.	26,000	18,326
GOME Retail Holdings, Ltd. (A)	247,000	18,381
Grand Baoxin Auto Group, Ltd. (A)	48,950	3,823
Great Wall Motor Company, Ltd., H Shares	48,000	101,054
Greatview Aseptic Packaging Company, Ltd.	54,000	19,184
Gree Electric Appliances, Inc. of Zhuhai, Class A	10,700	62,444
Greenland Hong Kong Holdings, Ltd.	76,250	13,053
Greentown China Holdings, Ltd.	54,000	81,113
Greentown Service Group Company, Ltd.	56,000	56,253
Guangdong Haid Group Company, Ltd., Class A	2,700	28,291
Guangdong Kinlong Hardware Products Company, Ltd., Class A	900	15,122
Guangdong Xinbao Electrical Appliances Holdings Company, Ltd., Class A	5,500	16,644
Guanghui Energy Company, Ltd., Class A (A)	23,200	26,452
Guangshen Railway Company, Ltd., H Shares (A)	137,200	24,610
Guangzhou Automobile Group Company, Ltd., H Shares	46,000	45,542
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	12,000	32,074
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	1,200	16,045
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	10

	Shares	Value
China (continued)
Guangzhou R&F Properties Company, Ltd., H Shares (C)	96,199	$40,952
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A	1,000	13,650
Guangzhou Tinci Materials Technology Company, Ltd., Class A	1,000	16,987
Guangzhou Wondfo Biotech Company, Ltd., Class A	3,500	25,736
Guosen Securities Company, Ltd., Class A	12,000	19,759
Guotai Junan Securities Company, Ltd., H Shares (B)	9,000	13,264
Haichang Ocean Park Holdings, Ltd. (A)(B)	86,000	31,739
Haier Smart Home Company, Ltd., H Shares	55,400	194,126
Hailiang Education Group, Inc., ADR (A)	767	10,531
Hainan Meilan International Airport Company, Ltd., H Shares (A)	7,000	19,801
Haitian International Holdings, Ltd.	30,000	79,929
Haitong Securities Company, Ltd., H Shares	60,000	51,629
Hang Zhou Great Star Industrial Company, Ltd., Class A (A)	5,300	16,883
Hangjin Technology Company, Ltd., Class A	2,100	12,170
Hangzhou First Applied Material Company, Ltd., Class A	1,000	18,995
Hangzhou Oxygen Plant Group Company, Ltd., Class A	3,300	14,637
Hangzhou Robam Appliances Company, Ltd., Class A	3,800	20,117
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,600	23,788
Hangzhou Tigermed Consulting Company, Ltd., H Shares (B)	1,600	18,002
Han’s Laser Technology Industry Group Company, Ltd., Class A	1,800	14,034
Hansoh Pharmaceutical Group Company, Ltd. (B)	24,000	51,233
Harbin Bank Company, Ltd., H Shares (A)(B)	190,000	18,723
Harbin Electric Company, Ltd., H Shares (A)	44,000	15,549
Harmonicare Medical Holdings, Ltd. (A)(B)(D)	44,000	6,892
HC Group, Inc. (A)(C)	53,500	4,665
Hebei Construction Group Corp., Ltd., H Shares	6,500	1,172
Hefei Meiya Optoelectronic Technology, Inc., Class A	3,400	19,529
Hello Group, Inc., ADR	9,177	87,457
Henan Shenhuo Coal & Power Company, Ltd., Class A	4,300	9,078
Henan Shuanghui Investment & Development Company, Ltd., Class A	7,600	34,812
Hengan International Group Company, Ltd.	37,000	196,221
Hengli Petrochemical Company, Ltd., Class A	16,600	66,089
Hengyi Petrochemical Company, Ltd., Class A	12,200	19,472
Hisense Home Appliances Group Company, Ltd., H Shares	19,000	21,324
Hithink RoyalFlush Information Network Company, Ltd., Class A	1,100	18,909
Hongfa Technology Company, Ltd., Class A	2,100	21,007
Honghua Group, Ltd. (A)	191,000	6,776
Honworld Group, Ltd. (A)(B)(D)	20,500	7,248
Hope Education Group Company, Ltd. (B)	88,000	8,941
HOSA International, Ltd. (A)(D)	86,000	2,074
Hua Hong Semiconductor, Ltd. (A)(B)	14,000	72,937
Huadian Power International Corp., Ltd., H Shares	84,000	31,750
Huadong Medicine Company, Ltd., Class A	2,300	13,889
11	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Huafon Chemical Company, Ltd., Class A	10,200	$15,615
Huaibei Mining Holdings Company, Ltd., Class A	10,700	22,739
Hualan Biological Engineering, Inc., Class A	4,900	20,026
Huaneng Power International, Inc., H Shares	98,000	57,528
Huatai Securities Company, Ltd., H Shares (B)	25,800	42,242
Huaxin Cement Company, Ltd., Class A	6,500	21,168
Huayu Automotive Systems Company, Ltd., Class A	5,700	23,013
Huazhu Group, Ltd., ADR (A)	1,981	81,934
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	5,200	20,826
Hubei Xingfa Chemicals Group Company, Ltd., Class A	2,700	17,728
Huishang Bank Corp., Ltd., H Shares (A)	40,200	13,240
Humanwell Healthcare Group Company, Ltd., Class A	6,900	20,454
Hunan Valin Steel Company, Ltd., Class A	12,600	11,671
Hundsun Technologies, Inc., Class A	2,200	18,301
HUYA, Inc., ADR (A)	1,323	6,946
Hygeia Healthcare Holdings Company, Ltd. (B)	2,400	13,103
iDreamSky Technology Holdings, Ltd. (A)(B)	24,800	17,928
Iflytek Company, Ltd., Class A	2,300	17,989
Industrial & Commercial Bank of China, Ltd., H Shares	1,260,000	752,163
Industrial Bank Company, Ltd., Class A	30,300	106,249
Industrial Securities Company, Ltd., Class A	15,700	20,440
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	39,800	17,003
Inner Mongolia Dian Tou Energy Corp, Ltd., Class A	8,400	22,200
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	16,800	13,236
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	12,400	77,849
Inner Mongolia Yitai Coal Company, Ltd., H Shares	373,700	324,978
Innovent Biologics, Inc. (A)(B)	15,500	69,951
Inspur Electronic Information Industry Company, Ltd., Class A	2,600	13,608
Intco Medical Technology Company, Ltd., Class A	1,900	15,450
iQIYI, Inc., ADR (A)	7,664	31,729
JA Solar Technology Company, Ltd., Class A	1,900	28,812
Jafron Biomedical Company, Ltd., Class A	2,200	16,028
Jason Furniture Hangzhou Company, Ltd., Class A	2,100	23,529
JCET Group Company, Ltd., Class A	2,400	10,731
JD.com, Inc., ADR (A)	6,817	488,302
JD.com, Inc., Class A (A)	5,238	187,102
Jiangsu Expressway Company, Ltd., H Shares	40,000	42,798
Jiangsu Hengli Hydraulic Company, Ltd., Class A	1,500	16,003
Jiangsu Hengrui Medicine Company, Ltd., Class A	5,400	34,421
Jiangsu Jiejie Microelectronics Company, Ltd., Class A	4,400	19,886
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	1,400	11,626
Jiangsu Shuangxing Color Plastic New Materials Company, Ltd., Class A	3,900	15,256
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	12

	Shares	Value
China (continued)
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	2,500	$65,632
Jiangsu Yangnong Chemical Company, Ltd., Class A	600	11,879
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	3,800	17,688
Jiangxi Copper Company, Ltd., H Shares	31,000	55,800
Jiangxi Zhengbang Technology Company, Ltd., Class A	16,100	17,644
Jingjin Environmental Protection Company, Ltd., Class A	2,300	15,012
Jingrui Holdings, Ltd. (A)(C)	40,000	9,660
Jinke Properties Group Company, Ltd., Class A	28,800	20,577
JinkoSolar Holding Company, Ltd., ADR (A)(C)	2,163	109,469
JiuGui Liquor Company, Ltd., Class A	600	16,319
Jiumaojiu International Holdings, Ltd. (B)	27,000	60,656
JNBY Design, Ltd.	10,500	14,174
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	10,800	21,031
Joinn Laboratories China Company, Ltd., Class A	1,400	25,577
Jointown Pharmaceutical Group Company, Ltd., Class A	4,600	9,730
Jonjee Hi-Tech Industrial And Commercial Holding Company, Ltd., Class A	4,400	24,157
Juewei Food Company, Ltd., Class A	2,000	16,815
Kasen International Holdings, Ltd. (A)	50,000	4,239
Kehua Data Company, Ltd., Class A	3,700	19,539
Kinetic Development Group, Ltd.	156,000	11,588
Kingdee International Software Group Company, Ltd. (A)	29,000	71,678
Kingfa Sci & Tech Company, Ltd., Class A	8,600	14,715
Kingsoft Corp., Ltd.	31,600	118,178
Kweichow Moutai Company, Ltd., Class A	1,600	455,437
KWG Group Holdings, Ltd.	74,012	34,654
KWG Living Group Holdings, Ltd.	58,006	24,029
Lakala Payment Company, Ltd., Class A	3,500	15,006
Laobaixing Pharmacy Chain JSC, Class A	3,100	20,969
LB Group Company, Ltd., Class A	7,298	30,854
Legend Holdings Corp., H Shares (B)	21,600	30,387
Lenovo Group, Ltd.	276,000	307,345
Lens Technology Company, Ltd., Class A	15,000	34,732
Lepu Medical Technology Beijing Company, Ltd., Class A	3,100	10,597
LexinFintech Holdings, Ltd., ADR (A)	6,813	24,186
Li Auto, Inc., ADR (A)	378	11,510
Li Ning Company, Ltd.	41,500	414,509
Lifetech Scientific Corp. (A)	130,000	51,592
Lingyi iTech Guangdong Company, Class A (A)	20,100	19,201
Link Motion, Inc., ADR (A)(D)	6,959	964
Livzon Pharmaceutical Group, Inc., H Shares	6,300	23,646
Logan Group Company, Ltd. (C)	71,000	23,591
Longfor Group Holdings, Ltd. (B)	62,000	331,547
LONGi Green Energy Technology Company, Ltd., Class A	7,400	92,196
13	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Lonking Holdings, Ltd.	122,000	$32,516
Luoyang Glass Company, Ltd., H Shares (A)	12,000	20,774
Luoyang Xinqianglian Slewing Bearing Company, Ltd., Class A	800	19,340
Luxi Chemical Group Company, Ltd., Class A	6,100	16,316
Luxshare Precision Industry Company, Ltd., Class A	11,500	79,826
Luye Pharma Group, Ltd. (A)(B)	111,500	45,043
Luzhou Laojiao Company, Ltd., Class A	2,000	69,139
Maanshan Iron & Steel Company, Ltd., H Shares	54,000	22,201
Mango Excellent Media Company, Ltd., Class A	4,800	26,179
Maoyan Entertainment (A)(B)	9,000	9,836
Meitu, Inc. (A)(B)	105,500	17,012
Meituan, Class B (A)(B)	21,300	473,183
Metallurgical Corp. of China, Ltd., H Shares	93,000	28,287
Microport Scientific Corp.	3,000	8,345
Midea Group Company, Ltd., Class A	12,400	131,846
Ming Yang Smart Energy Group, Ltd., Class A	5,300	21,814
Minth Group, Ltd.	42,000	151,864
MLS Company, Ltd., Class A	9,400	19,483
Muyuan Foods Company, Ltd., Class A	9,700	88,342
NARI Technology Company, Ltd., Class A	5,100	28,812
NAURA Technology Group Company, Ltd., Class A	400	19,408
NetDragon Websoft Holdings, Ltd.	14,000	31,394
NetEase, Inc., ADR	6,828	650,982
New Century Healthcare Holding Company, Ltd. (A)(B)	31,500	4,364
New China Life Insurance Company, Ltd., H Shares	34,100	97,590
New Hope Liuhe Company, Ltd., Class A (A)	12,100	29,628
New Oriental Education & Technology Group, Inc., ADR (A)	8,865	13,386
Newborn Town, Inc. (A)	20,000	11,282
Ningbo Joyson Electronic Corp., Class A	7,800	22,519
Ningxia Baofeng Energy Group Company, Ltd., Class A	17,400	48,510
NIO, Inc., ADR (A)	8,436	192,678
Niu Technologies, ADR (A)	2,230	27,741
Noah Holdings, Ltd., ADR (A)	409	11,599
NVC International Holdings, Ltd. (A)(C)	168,000	3,579
Oppein Home Group, Inc., Class A	600	12,044
Orient Securities Company, Ltd., H Shares (B)	29,200	21,190
Ovctek China, Inc., Class A	900	5,880
Pengdu Agriculture & Animal Husbandry Company, Ltd., Class A (A)	39,200	21,766
PetroChina Company, Ltd., H Shares	696,000	372,796
Pharmaron Beijing Company, Ltd., H Shares (B)	2,600	31,523
PICC Property & Casualty Company, Ltd., H Shares	166,894	176,171
Pinduoduo, Inc., ADR (A)	1,984	102,890
Ping An Bank Company, Ltd., Class A	29,400	73,635
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	14

	Shares	Value
China (continued)
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	8,800	$27,270
Ping An Insurance Group Company of China, Ltd., H Shares	228,500	1,771,713
Poly Developments and Holdings Group Company, Ltd., Class A	10,800	27,073
Poly Property Services Company, Ltd., H Shares	3,400	24,107
Postal Savings Bank of China Company, Ltd., H Shares (B)	154,000	126,447
Power Construction Corp. of China, Ltd., Class A	17,500	21,387
Powerlong Commercial Management Holdings, Ltd.	5,500	9,625
Powerlong Real Estate Holdings, Ltd.	71,000	34,032
Proya Cosmetics Company, Ltd., Class A	700	20,676
Q Technology Group Company, Ltd.	23,000	21,721
Qingling Motors Company, Ltd., H Shares	34,000	6,574
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (A)(B)	15,268	7,174
Redco Properties Group, Ltd. (B)	46,000	12,608
Redsun Properties Group, Ltd.	30,000	8,608
Rongsheng Petrochemical Company, Ltd., Class A	36,400	109,490
Ronshine China Holdings, Ltd. (A)(C)	33,000	10,568
SAIC Motor Corp., Ltd., Class A	6,500	18,760
Sailun Group Company, Ltd., Class A	9,200	17,664
Sanan Optoelectronics Company, Ltd., Class A	4,100	18,680
Sany Heavy Equipment International Holdings Company, Ltd.	61,000	63,257
Sany Heavy Industry Company, Ltd., Class A	27,200	85,073
Satellite Chemical Company, Ltd., Class A	4,800	34,451
Seazen Group, Ltd. (A)	134,095	70,756
Seazen Holdings Company, Ltd., Class A	5,600	26,809
Secoo Holding, Ltd., ADR (A)	313	125
S-Enjoy Service Group Company, Ltd. (A)	12,000	20,071
SF Holding Company, Ltd., Class A	7,100	68,183
SG Micro Corp., Class A	200	11,079
Shaanxi Coal Industry Company, Ltd., Class A	29,500	66,709
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	10,700	20,441
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	6,700	22,168
Shandong Chenming Paper Holdings, Ltd., H Shares (C)	19,376	9,367
Shandong Gold Mining Company, Ltd., H Shares (B)	21,500	40,373
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	3,800	21,366
Shandong Linglong Tyre Company, Ltd., Class A	2,000	8,913
Shandong Pharmaceutical Glass Company, Ltd., Class A	3,900	19,390
Shandong Shida Shenghua Chemical Group Company, Ltd., Class A	800	23,390
Shandong Sun Paper Industry JSC, Ltd., Class A	12,200	23,839
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	96,000	132,556
Shanghai Bailian Group Company, Ltd., Class A	10,200	18,406
Shanghai Bairun Investment Holding Group Company, Ltd., Class A	2,200	15,868
Shanghai Baosight Software Company, Ltd., Class A	1,000	8,562
15	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Shanghai Belling Company, Ltd., Class A	4,500	$16,363
Shanghai Construction Group Company, Ltd., Class A	37,800	19,619
Shanghai Electric Group Company, Ltd., H Shares	92,000	25,803
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	12,000	48,114
Shanghai Fudan Microelectronics Group Company, Ltd., H Shares (A)(C)	12,000	32,393
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	28,000	13,898
Shanghai Haohai Biological Technology Company, Ltd., H Shares (B)	1,700	9,176
Shanghai International Port Group Company, Ltd., Class A	24,100	21,836
Shanghai Jahwa United Company, Ltd., Class A	3,300	20,313
Shanghai Jin Jiang Capital Company, Ltd., H Shares	68,000	25,869
Shanghai Liangxin Electrical Company, Ltd., Class A	9,200	21,152
Shanghai M&G Stationery, Inc., Class A	1,400	12,079
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	33,900	61,192
Shanghai Pudong Development Bank Company, Ltd., Class A	34,500	45,964
Shanghai Putailai New Energy Technology Company, Ltd., Class A	900	20,955
Shanghai Wanye Enterprises Company, Ltd., Class A	5,400	22,215
Shanxi Coking Coal Energy Group Company, Ltd., Class A	7,200	12,130
Shanxi Lu’an Environmental Energy Development Company, Ltd., Class A	10,400	23,029
Shanxi Meijin Energy Company, Ltd., Class A (A)	11,100	25,396
Shanxi Taigang Stainless Steel Company, Ltd., Class A	18,300	21,275
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	1,500	69,878
Shengyi Technology Company, Ltd., Class A	6,200	19,190
Shenzhen Everwin Precision Technology Company, Ltd., Class A	6,800	13,337
Shenzhen Expressway Corp, Ltd., H Shares	20,000	20,158
Shenzhen Goodix Technology Company, Ltd., Class A	1,400	20,293
Shenzhen Inovance Technology Company, Ltd., Class A	3,100	31,580
Shenzhen Kaifa Technology Company, Ltd., Class A	9,800	21,253
Shenzhen Kangtai Biological Products Company, Ltd., Class A	1,700	22,822
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	1,700	88,482
Shenzhen Overseas Chinese Town Company, Ltd., Class A	19,500	21,352
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A (A)	5,100	20,264
Shenzhen Transsion Holdings Company, Ltd., Class A	1,025	22,091
Shenzhou International Group Holdings, Ltd.	16,400	275,465
Shui On Land, Ltd.	244,567	35,721
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	7,800	21,516
Sichuan Road & Bridge Company, Ltd., Class A	11,900	23,603
Sichuan Swellfun Company, Ltd., Class A	1,200	19,005
Sihuan Pharmaceutical Holdings Group, Ltd. (C)	164,000	35,166
Silergy Corp.	1,000	133,251
Sinofibers Technology Company, Ltd., Class A	2,900	24,926
Sinoma Science & Technology Company, Ltd., Class A	2,600	12,379
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	16

	Shares	Value
China (continued)
Sino-Ocean Group Holding, Ltd.	182,681	$39,294
Sinopec Engineering Group Company, Ltd., H Shares	82,500	39,467
Sinopec Oilfield Service Corp., H Shares (A)	174,000	16,356
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	188,000	42,435
Sinopharm Group Company, Ltd., H Shares	65,600	159,026
Sinosoft Company, Ltd., Class A	3,500	16,416
Sinotrans, Ltd., H Shares	114,574	35,934
Sinotruk Hong Kong, Ltd.	34,055	50,833
Skshu Paint Company, Ltd., Class A	1,100	15,502
Skyfame Realty Holdings, Ltd.	114,000	12,390
SOHO China, Ltd. (A)	109,500	22,308
Sohu.com, Ltd., ADR (A)	975	17,882
Songcheng Performance Development Company, Ltd., Class A	9,900	24,351
Sun King Technology Group, Ltd. (A)	54,000	22,020
Sunac China Holdings, Ltd.	113,000	92,366
Sunac Services Holdings, Ltd. (B)	5,116	4,372
Sungrow Power Supply Company, Ltd., Class A	1,600	31,011
Suning.com Company, Ltd., Class A (A)	30,200	17,243
Sunny Optical Technology Group Company, Ltd.	13,900	333,099
Sunresin New Materials Company, Ltd., Class A	1,400	22,206
Sunwoda Electronic Company, Ltd., Class A	2,800	16,439
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	6,400	22,639
Suzhou Maxwell Technologies Company, Ltd., Class A	300	26,216
Tangshan Sanyou Chemical Industries Company, Ltd., Class A	8,800	12,705
TBEA Company, Ltd., Class A	5,400	17,416
TCL Technology Group Corp., Class A	51,500	45,557
Tencent Holdings, Ltd.	110,000	5,935,745
Tencent Music Entertainment Group, ADR (A)	15,570	83,922
Tenwow International Holdings, Ltd. (A)(D)	177,000	6,455
The People’s Insurance Company Group of China, Ltd., H Shares	131,000	42,128
Three Squirrels, Inc., Class A	3,600	18,256
Tian Ge Interactive Holdings, Ltd. (A)(B)	32,000	3,623
Tian Shan Development Holding, Ltd. (A)	32,000	7,507
Tiangong International Company, Ltd.	50,000	23,598
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	16,000	7,376
Tianjin Zhonghuan Semiconductor Company, Ltd., Class A	3,000	22,990
Tianli Education International Holdings, Ltd. (D)	58,000	12,758
Tianma Microelectronics Company, Ltd., Class A	11,000	20,459
Tianneng Power International, Ltd. (C)	36,700	33,668
Tianshui Huatian Technology Company, Ltd., Class A	5,400	10,301
Tibet Summit Resources Company, Ltd., Class A	3,100	16,857
Tingyi Cayman Islands Holding Corp.	84,000	185,842
Titan Wind Energy Suzhou Company, Ltd., Class A	5,000	16,540
17	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Toly Bread Company, Ltd., Class A	4,900	$19,374
Tong Ren Tang Technologies Company, Ltd., H Shares	19,000	16,443
Tongcheng Travel Holdings, Ltd. (A)	30,400	56,618
Tongdao Liepin Group (A)	4,400	10,585
TongFu Microelectronics Company, Ltd., Class A	7,600	22,007
Tongkun Group Company, Ltd., Class A	6,000	20,940
Tongling Nonferrous Metals Group Company, Ltd., Class A	29,300	18,589
Tongwei Company, Ltd., Class A	8,100	55,602
Topchoice Medical Corp., Class A (A)	600	15,408
Topsports International Holdings, Ltd. (B)	58,000	60,293
TravelSky Technology, Ltd., H Shares	31,500	59,408
Trigiant Group, Ltd. (A)	82,000	5,584
Trip.com Group, Ltd., ADR (A)	9,760	252,003
Tsaker Chemical Group, Ltd. (B)	22,500	3,695
Tsingtao Brewery Company, Ltd., H Shares	18,000	173,175
Tuniu Corp., ADR (A)	1,300	1,365
Unigroup Guoxin Microelectronics Company, Ltd., Class A	400	14,060
Uni-President China Holdings, Ltd.	71,600	74,455
Unisplendour Corp., Ltd., Class A	6,100	21,283
Venus MedTech Hangzhou, Inc., H Shares (A)(B)	6,000	16,681
Vipshop Holdings, Ltd., ADR (A)	17,160	148,777
VNET Group, Inc., ADR (A)	1,200	9,444
Walvax Biotechnology Company, Ltd., Class A	1,900	14,174
Wanhua Chemical Group Company, Ltd., Class A	11,700	177,305
Want Want China Holdings, Ltd.	155,000	165,002
Weibo Corp., ADR (A)	2,526	69,288
Weichai Power Company, Ltd., H Shares	60,600	102,543
Weiqiao Textile Company, H Shares	12,500	3,748
Wens Foodstuffs Group Company, Ltd., Class A	5,100	15,786
West China Cement, Ltd.	162,000	27,811
Will Semiconductor Company, Ltd., Class A	1,300	51,062
Wingtech Technology Company, Ltd., Class A	1,300	24,249
Wisdom Education International Holdings Company, Ltd.	38,000	2,088
Wuchan Zhongda Group Company, Ltd., Class A	20,600	18,575
Wuhan Dr Laser Technology Corp., Ltd., Class A	600	21,464
Wuhan Raycus Fiber Laser Technologies Company, Ltd., Class A	2,500	19,966
Wuhu Sanqi Interactive Entertainment Network Technology Group Company, Ltd., Class A	6,900	22,935
Wuliangye Yibin Company, Ltd., Class A	6,600	199,972
WuXi AppTec Company, Ltd., H Shares (B)	3,440	48,967
Wuxi Biologics Cayman, Inc. (A)(B)	37,000	306,043
Wuxi Shangji Automation Company, Ltd., Class A	1,000	25,270
Wuxi Taiji Industry Company, Ltd., Class A	8,400	10,751
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	18

	Shares	Value
China (continued)
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(B)	26,500	$16,675
Xiamen International Port Company, Ltd., H Shares	88,662	9,559
Xiamen Intretech, Inc., Class A	4,300	20,277
Xiamen Kingdomway Group Company, Class A	4,500	19,531
Xiamen Tungsten Company, Ltd., Class A	5,100	17,879
Xi’an Triangle Defense Company, Ltd., Class A	3,000	22,348
Xiaomi Corp., Class B (A)(B)	300,400	565,418
Xinfengming Group Company, Ltd., Class A	9,300	20,744
Xingda International Holdings, Ltd.	47,899	8,836
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	22,650	16,928
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (C)	25,498	41,719
Xinte Energy Company, Ltd., H Shares (C)	10,400	22,160
Xinyangfeng Agricultural Technology Company, Ltd., Class A	7,600	20,967
Xinyi Energy Holdings, Ltd.	64,000	32,840
Xinyi Solar Holdings, Ltd.	128,127	232,726
Xinyu Iron & Steel Company, Ltd., Class A	22,200	20,880
Xtep International Holdings, Ltd.	52,624	87,307
Xunlei, Ltd., ADR (A)(C)	3,300	5,643
Yadea Group Holdings, Ltd. (B)	46,000	68,243
Yangzhou Yangjie Electronic Technology Company, Ltd., Class A	3,000	32,745
Yankuang Energy Group Company, Ltd., H Shares	64,000	157,468
Yantai Eddie Precision Machinery Company, Ltd., Class A	2,100	10,312
Yashili International Holdings, Ltd. (A)	114,000	7,163
Yealink Network Technology Corp., Ltd., Class A	1,000	12,133
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (A)(B)(C)	27,600	22,348
Yida China Holdings, Ltd. (A)	28,000	2,119
Yifeng Pharmacy Chain Company, Ltd., Class A	2,700	21,242
Yihai International Holding, Ltd. (A)	13,000	54,393
Yintai Gold Company, Ltd., Class A	15,400	22,382
Yiren Digital, Ltd., ADR (A)	1,046	2,720
Yonghui Superstores Company, Ltd., Class A	36,400	21,101
Youyuan International Holdings, Ltd. (A)(D)	26,000	0
Yum China Holdings, Inc.	9,823	510,992
Yunda Holding Company, Ltd., Class A	6,300	19,422
Yunnan Aluminium Company, Ltd., Class A (A)	7,000	16,132
Yunnan Baiyao Group Company, Ltd., Class A	800	11,459
Yunnan Copper Company, Ltd., Class A	8,600	17,850
Yunnan Energy New Material Company, Ltd., Class A	1,300	53,924
Yunnan Tin Company, Ltd., Class A (A)	6,000	23,966
Yuzhou Group Holdings Company, Ltd.	175,887	13,974
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	800	46,097
Zhaojin Mining Industry Company, Ltd., H Shares	38,000	33,532
19	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Zhefu Holding Group Company, Ltd., Class A	19,600	$19,271
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	19,700	20,444
Zhejiang Chint Electrics Company, Ltd., Class A	5,300	42,281
Zhejiang Dahua Technology Company, Ltd., Class A	3,200	9,538
Zhejiang Dingli Machinery Company, Ltd., Class A	2,000	18,296
Zhejiang Expressway Company, Ltd., H Shares	42,000	37,889
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	6,400	23,544
Zhejiang Huayou Cobalt Company, Ltd., Class A	1,300	25,734
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	900	9,336
Zhejiang Longsheng Group Company, Ltd., Class A	10,700	20,936
Zhejiang NHU Company, Ltd., Class A	7,300	39,381
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	6,000	19,214
Zhejiang Semir Garment Company, Ltd., Class A	18,564	20,872
Zhejiang Supor Company, Ltd., Class A	2,600	20,898
Zhejiang Tianyu Pharmaceutical Company, Ltd., Class A	2,700	19,259
Zhejiang Weixing New Building Materials Company, Ltd., Class A	4,000	14,746
Zhejiang Xinan Chemical Industrial Group Company, Ltd., Class A	5,200	22,691
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares (C)	15,800	16,588
Zhenro Properties Group, Ltd.	19,000	1,636
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)	15,100	49,701
Zhongjin Gold Corp, Ltd., Class A	8,100	11,183
Zhongsheng Group Holdings, Ltd.	19,500	136,167
Zhongyuan Bank Company, Ltd., H Shares (A)(B)	42,000	4,399
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)(C)	28,500	19,041
Zhuzhou CRRC Times Electric Company, Ltd.	12,600	65,678
Zhuzhou Kibing Group Company, Ltd., Class A	7,200	18,018
Zibo Qixiang Tengda Chemical Company, Ltd., Class A	4,760	7,312
Zijin Mining Group Company, Ltd., H Shares	151,384	224,681
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	59,600	39,646
ZTE Corp., H Shares	24,200	59,618
ZTO Express Cayman, Inc., ADR	8,488	249,887
Colombia 0.1%		255,036
Banco de Bogota SA	776	14,229
Bancolombia SA	2,356	23,362
Celsia SA ESP	23,575	25,030
Cementos Argos SA	15,832	24,409
Corp. Financiera Colombiana SA (A)	4,632	32,590
Ecopetrol SA	66,214	54,878
Grupo Argos SA	8,087	26,498
Grupo Energia Bogota SA ESP	17,578	10,939
Interconexion Electrica SA ESP	6,983	43,101
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	20

	Shares	Value
Czech Republic 0.1%		$194,744
CEZ AS	3,198	121,668
Komercni banka AS	952	37,452
Moneta Money Bank AS (B)	5,711	22,601
Philip Morris CR AS	18	13,023
Egypt 0.0%		78,364
Commercial International Bank Egypt SAE, GDR (A)	26,729	78,364
Greece 0.3%		549,669
Alpha Services and Holdings SA (A)	23,649	32,270
Athens Water Supply & Sewage Company SA	1,181	9,538
Bank of Greece	1,576	30,763
Ellaktor SA (A)	9,660	13,796
Eurobank Ergasias Services and Holdings SA (A)	53,240	58,321
FF Group (A)(D)	6,657	11,196
Fourlis Holdings SA (A)	2,166	9,545
GEK Terna Holding Real Estate Construction SA (A)	3,076	29,942
Hellenic Exchanges - Athens Stock Exchange SA	1,960	8,572
Hellenic Petroleum Holdings SA	1,399	11,079
Hellenic Telecommunications Organization SA	3,641	72,827
Holding Company ADMIE IPTO SA	8,138	21,693
JUMBO SA	1,883	27,054
LAMDA Development SA (A)	2,618	19,737
Motor Oil Hellas Corinth Refineries SA	1,394	22,368
Mytilineos SA	2,258	36,382
National Bank of Greece SA (A)	12,054	44,709
OPAP SA	872	12,709
Piraeus Financial Holdings SA (A)	6,725	10,651
Piraeus Port Authority SA	458	8,403
Public Power Corp. SA (A)	1,977	18,794
Quest Holdings SA	494	10,101
Sarantis SA	1,766	14,361
Terna Energy SA	1,025	14,858
Hong Kong 3.9%		7,374,626
AAG Energy Holdings, Ltd. (B)	72,000	13,808
Alibaba Health Information Technology, Ltd. (A)	44,000	30,810
Alibaba Pictures Group, Ltd. (A)	410,000	40,992
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
Asian Citrus Holdings, Ltd. (A)	144,000	2,769
Ausnutria Dairy Corp., Ltd. (A)(C)	35,000	44,118
Beijing Energy International Holding Company, Ltd. (A)	146,000	4,871
Beijing Enterprises Clean Energy Group, Ltd. (A)	1,342,857	17,717
Beijing Enterprises Holdings, Ltd.	25,930	88,642
Beijing Enterprises Water Group, Ltd.	212,000	83,758
21	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Beijing Gas Blue Sky Holdings, Ltd. (A)(D)	904,000	$13,419
Beijing Tong Ren Tang Chinese Medicine Company, Ltd.	4,000	5,555
Bosideng International Holdings, Ltd.	116,000	66,000
Brilliance China Automotive Holdings, Ltd. (A)	170,000	78,200
C C Land Holdings, Ltd.	240,540	56,074
C&D International Investment Group, Ltd.	22,890	42,567
CA Cultural Technology Group, Ltd. (A)	17,000	355
Canvest Environmental Protection Group Company, Ltd.	36,000	17,523
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
CGN New Energy Holdings Company, Ltd.	66,000	43,925
China Aircraft Leasing Group Holdings, Ltd. (C)	12,000	8,673
China Chengtong Development Group, Ltd.	158,000	3,319
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	2,486,000	68,396
China Education Group Holdings, Ltd.	31,000	26,558
China Everbright Environment Group, Ltd.	128,111	91,981
China Everbright Greentech, Ltd. (B)	31,000	10,247
China Everbright, Ltd.	35,000	38,545
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	15,034
China Foods, Ltd.	58,000	24,997
China Gas Holdings, Ltd.	109,000	172,261
China Glass Holdings, Ltd. (A)	50,000	10,293
China High Precision Automation Group, Ltd. (A)(C)(D)	74,000	8,807
China High Speed Transmission Equipment Group Company, Ltd. (A)	25,000	18,967
China Jinmao Holdings Group, Ltd.	288,000	95,773
China Lumena New Materials Corp. (A)(D)	31,800	0
China Mengniu Dairy Company, Ltd. (A)	62,000	403,150
China Merchants Land, Ltd. (A)	86,000	8,595
China Merchants Port Holdings Company, Ltd.	48,324	91,110
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	0
China New Town Development Company, Ltd. (A)	67,832	841
China Oceanwide Holdings, Ltd. (A)	240,000	2,891
China Oil & Gas Group, Ltd. (A)	337,040	18,607
China Overseas Grand Oceans Group, Ltd.	113,000	65,189
China Overseas Land & Investment, Ltd.	135,500	413,704
China Overseas Property Holdings, Ltd.	50,667	55,011
China Power International Development, Ltd.	111,666	63,296
China Properties Group, Ltd. (A)(D)	19,000	908
China Resources Beer Holdings Company, Ltd.	29,981	237,732
China Resources Cement Holdings, Ltd.	133,518	114,250
China Resources Gas Group, Ltd.	38,000	174,534
China Resources Land, Ltd.	116,444	566,419
China Resources Power Holdings Company, Ltd.	52,882	118,116
China South City Holdings, Ltd.	146,000	12,188
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	22

	Shares	Value
Hong Kong (continued)
China State Construction International Holdings, Ltd.	16,000	$22,533
China Taiping Insurance Holdings Company, Ltd.	89,310	105,708
China Traditional Chinese Medicine Holdings Company, Ltd.	170,000	96,910
China Travel International Investment Hong Kong, Ltd. (A)	146,000	28,677
China Vered Financial Holding Corp., Ltd. (A)	360,000	2,872
China Water Affairs Group, Ltd.	36,000	39,772
China Water Industry Group, Ltd. (A)	40,000	1,481
CIMC Enric Holdings, Ltd.	48,000	57,412
Citychamp Watch & Jewellery Group, Ltd. (A)	65,800	8,691
Comba Telecom Systems Holdings, Ltd. (A)	62,000	15,095
Concord New Energy Group, Ltd.	180,000	16,880
Continental Aerospace Technologies Holding, Ltd. (A)	186,799	3,087
COSCO SHIPPING Ports, Ltd.	95,295	78,530
Crazy Sports Group, Ltd. (A)	186,000	8,974
CWT International, Ltd. (A)	680,000	7,118
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Digital China Holdings, Ltd.	38,000	20,745
ESR Cayman, Ltd. (A)(B)	3,800	11,723
Essex Bio-technology, Ltd.	23,000	13,949
Far East Horizon, Ltd.	107,000	91,193
Fullshare Holdings, Ltd. (A)	110,000	2,000
GCL New Energy Holdings, Ltd. (A)	440,000	9,729
GCL-Poly Energy Holdings, Ltd. (A)(C)	813,000	299,622
Geely Automobile Holdings, Ltd.	172,000	320,375
Gemdale Properties & Investment Corp., Ltd.	288,000	31,711
Glorious Property Holdings, Ltd. (A)	516,000	14,805
Goldlion Holdings, Ltd.	122,000	25,087
Grand Pharmaceutical Group, Ltd.	38,000	30,070
Guangdong Investment, Ltd.	80,000	107,656
Health & Happiness H&H International Holdings, Ltd.	13,000	20,164
Hi Sun Technology China, Ltd. (A)	105,000	13,318
Hopson Development Holdings, Ltd.	37,400	76,990
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,111,910	30,165
Huabao International Holdings, Ltd. (C)	23,000	13,195
Huanxi Media Group, Ltd. (A)	70,000	13,151
IMAX China Holding, Inc. (B)	7,300	10,208
Inspur International, Ltd. (A)	28,000	13,379
International Alliance Financial Leasing Company, Ltd. (A)(B)	30,000	12,635
Jiayuan International Group, Ltd.	43,222	13,698
Jinchuan Group International Resources Company, Ltd.	77,000	13,758
Jinmao Property Services Company, Ltd. (A)(D)	4,350	1,106
Joy City Property, Ltd.	316,000	14,594
Ju Teng International Holdings, Ltd.	59,722	11,584
Kingboard Holdings, Ltd.	36,148	169,106
23	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Kingboard Laminates Holdings, Ltd.	60,000	$99,981
Kunlun Energy Company, Ltd.	160,000	157,389
Lee & Man Chemical Company, Ltd.	14,000	12,849
Lee & Man Paper Manufacturing, Ltd.	70,000	45,000
Lifestyle China Group, Ltd. (A)	9,000	1,277
LK Technology Holdings, Ltd.	19,250	32,497
LVGEM China Real Estate Investment Company, Ltd. (A)	32,000	5,483
Mingfa Group International Company, Ltd. (A)	995,000	45,397
Minmetals Land, Ltd.	126,000	13,957
Nan Hai Corp., Ltd. (A)	1,900,000	8,522
Nine Dragons Paper Holdings, Ltd.	96,000	91,965
PAX Global Technology, Ltd.	50,000	37,315
Perennial Energy Holdings, Ltd. (C)	20,000	4,213
Phoenix Media Investment Holdings, Ltd. (A)	76,000	3,854
Poly Property Group Company, Ltd.	153,000	41,532
Pou Sheng International Holdings, Ltd. (A)	144,000	21,280
Prinx Chengshan Holdings, Ltd.	10,500	9,808
REXLot Holdings, Ltd. (A)(D)	2,065,304	1,943
Road King Infrastructure, Ltd.	9,000	8,563
Shanghai Industrial Holdings, Ltd.	19,041	28,948
Shanghai Industrial Urban Development Group, Ltd.	115,349	10,976
Shenzhen International Holdings, Ltd.	85,083	87,668
Shenzhen Investment, Ltd.	149,175	33,629
Shimao Group Holdings, Ltd. (C)	79,000	47,408
Shoucheng Holdings, Ltd.	81,600	13,498
Shougang Fushan Resources Group, Ltd.	145,268	48,035
Silver Grant International Holdings Group, Ltd. (A)	72,334	4,204
Sino Biopharmaceutical, Ltd.	257,750	164,539
Sinofert Holdings, Ltd. (A)	118,000	16,938
Sinolink Worldwide Holdings, Ltd. (A)	576,000	16,548
Sinopec Kantons Holdings, Ltd.	62,000	23,206
Skyworth Group, Ltd. (A)	75,885	42,870
SMI Holdings Group, Ltd. (A)(D)	228,889	14,645
SSY Group, Ltd.	80,733	37,702
Sun Art Retail Group, Ltd.	38,000	13,710
TCL Electronics Holdings, Ltd. (A)	39,600	18,564
Tech Pro Technology Development, Ltd. (A)(D)	966,000	4,833
Texhong Textile Group, Ltd.	3,000	3,734
The Wharf Holdings, Ltd.	38,000	137,484
Tian An China Investment Company, Ltd.	202,000	103,302
Tianjin Port Development Holdings, Ltd.	154,000	12,408
Tibet Water Resources, Ltd. (A)	149,000	10,321
Time Watch Investments, Ltd. (A)	62,000	4,697
Tongda Group Holdings, Ltd. (A)	405,000	7,890
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	24

	Shares	Value
Hong Kong (continued)
Towngas Smart Energy Company, Ltd. (A)	45,299	$32,185
Truly International Holdings, Ltd.	101,000	35,046
United Energy Group, Ltd.	462,000	69,859
Vinda International Holdings, Ltd.	18,000	51,356
Wasion Holdings, Ltd.	32,000	12,390
Yuexiu Property Company, Ltd.	79,503	79,525
Yuexiu Transport Infrastructure, Ltd.	36,000	22,364
Zhongyu Energy Holdings, Ltd.	20,006	18,693
Zhuguang Holdings Group Company, Ltd.	60,000	11,675
Hungary 0.2%		325,914
Magyar Telekom Telecommunications PLC	19,638	24,679
MOL Hungarian Oil & Gas PLC	18,291	142,675
OTP Bank NYRT (A)	3,432	130,962
Richter Gedeon NYRT	1,315	27,598
India 13.2%		25,003,432
Aarti Industries, Ltd.	4,856	60,090
Abbott India, Ltd.	167	38,751
ACC, Ltd.	2,457	68,627
Adani Enterprises, Ltd.	4,941	108,296
Adani Green Energy, Ltd. (A)	3,621	88,986
Adani Ports & Special Economic Zone, Ltd.	11,926	112,721
Adani Power, Ltd. (A)	35,840	59,474
Adani Total Gas, Ltd.	2,163	45,603
Adani Transmission, Ltd. (A)	8,008	228,207
Aditya Birla Capital, Ltd. (A)	27,085	38,379
Aegis Logistics, Ltd.	7,126	16,056
AIA Engineering, Ltd.	1,625	35,180
Ajanta Pharma, Ltd.	910	20,907
Akzo Nobel India, Ltd.	703	17,648
Alembic Pharmaceuticals, Ltd.	4,003	38,635
Alkem Laboratories, Ltd.	446	19,446
Alkyl Amines Chemicals	763	30,578
Alok Industries, Ltd. (A)	29,078	9,377
Amara Raja Batteries, Ltd.	2,106	15,753
Ambuja Cements, Ltd.	10,422	43,846
APL Apollo Tubes, Ltd. (A)	3,410	38,805
Apollo Hospitals Enterprise, Ltd.	1,580	100,651
Apollo Tyres, Ltd.	12,370	30,513
Arvind Fashions, Ltd. (A)	10,714	38,470
Arvind, Ltd. (A)	13,022	20,577
Asahi India Glass, Ltd.	4,311	26,547
Ashok Leyland, Ltd.	22,860	36,206
Ashoka Buildcon, Ltd. (A)	9,141	11,360
25	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Asian Paints, Ltd.	5,668	$239,336
Aster DM Healthcare, Ltd. (A)(B)	1,438	3,294
Astral, Ltd.	2,457	63,752
Atul, Ltd.	479	59,280
AU Small Finance Bank, Ltd. (A)(B)	1,709	27,343
Aurobindo Pharma, Ltd.	10,100	84,043
Avanti Feeds, Ltd.	3,600	22,742
Avenue Supermarts, Ltd. (A)(B)	995	57,614
Axis Bank, Ltd. (A)	26,398	261,652
Bajaj Auto, Ltd.	1,404	66,070
Bajaj Consumer Care, Ltd.	5,535	11,994
Bajaj Finance, Ltd.	2,383	222,876
Bajaj Finserv, Ltd.	467	100,041
Bajaj Holdings & Investment, Ltd.	1,158	80,035
Balkrishna Industries, Ltd.	2,408	58,440
Balrampur Chini Mills, Ltd.	6,172	32,663
Bandhan Bank, Ltd. (B)	4,217	17,218
Bank of Baroda (A)	25,551	36,465
Bannari Amman Sugars, Ltd.	62	1,958
BASF India, Ltd.	543	19,806
Bata India, Ltd.	2,050	49,445
Bayer CropScience, Ltd.	196	11,632
BEML, Ltd.	785	16,291
Berger Paints India, Ltd.	3,552	32,736
Bharat Electronics, Ltd.	37,442	105,148
Bharat Forge, Ltd.	5,241	47,571
Bharat Heavy Electricals, Ltd. (A)	35,750	23,891
Bharat Petroleum Corp., Ltd.	15,189	70,787
Bharti Airtel, Ltd. (A)	48,020	438,789
Biocon, Ltd. (A)	9,991	46,534
Birla Corp., Ltd.	940	13,680
Birlasoft, Ltd.	6,697	36,582
Blue Dart Express, Ltd.	115	9,188
Blue Star, Ltd.	1,883	26,718
Bombay Burmah Trading Company	711	9,126
Bosch, Ltd.	149	31,110
Brigade Enterprises, Ltd.	3,433	22,744
Britannia Industries, Ltd.	1,201	54,669
BSE, Ltd.	1,351	35,538
Cadila Healthcare, Ltd.	4,469	21,452
Can Fin Homes, Ltd.	3,284	25,451
Canara Bank (A)	12,044	35,338
Capacit’e Infraprojects, Ltd. (A)	2,705	4,571
Carborundum Universal, Ltd.	4,213	45,235
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	26

	Shares	Value
India (continued)
Castrol India, Ltd.	11,199	$16,083
CCL Products India, Ltd.	3,414	20,334
Ceat, Ltd.	1,368	17,779
Central Depository Services India, Ltd.	1,657	30,115
Century Plyboards India, Ltd.	292	2,327
Century Textiles & Industries, Ltd.	1,858	18,899
CESC, Ltd.	16,270	16,916
CG Power and Industrial Solutions, Ltd. (A)	7,501	17,462
Chambal Fertilizers & Chemicals, Ltd.	4,626	23,238
Chennai Petroleum Corp., Ltd. (A)	3,148	4,226
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	8,102
Cholamandalam Financial Holdings, Ltd.	3,690	31,611
Cholamandalam Investment and Finance Company, Ltd.	11,385	104,736
Cipla, Ltd.	12,685	156,406
City Union Bank, Ltd.	16,091	26,817
Coal India, Ltd.	26,598	60,036
Coforge, Ltd.	593	35,804
Colgate-Palmolive India, Ltd.	2,924	55,965
Computer Age Management Services, Ltd.	289	9,589
Container Corp. of India, Ltd.	5,331	42,685
Coromandel International, Ltd.	5,759	59,173
CRISIL, Ltd.	519	19,669
Crompton Greaves Consumer Electricals, Ltd.	15,942	91,477
Cummins India, Ltd.	3,376	43,159
Cyient, Ltd.	3,035	32,963
Dabur India, Ltd.	7,764	58,339
Dalmia Bharat, Ltd.	3,032	63,277
DCB Bank, Ltd. (A)	11,434	11,170
DCM Shriram, Ltd.	1,679	23,344
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,991	22,671
Deepak Nitrite, Ltd.	2,163	57,767
Delta Corp., Ltd.	8,433	29,859
Dhampur Sugar Mills, Ltd. (A)	2,251	11,281
Dhani Services, Ltd. (A)	12,484	13,181
Dilip Buildcon, Ltd. (B)	2,723	9,778
Dish TV India, Ltd. (A)	46,324	8,988
Dishman Carbogen Amcis, Ltd. (A)	1,354	3,022
Divi’s Laboratories, Ltd.	2,028	115,173
Dixon Technologies India, Ltd.	932	53,924
DLF, Ltd.	9,438	44,336
Dr. Lal PathLabs, Ltd. (B)	592	19,904
Dr. Reddy’s Laboratories, Ltd.	1,929	104,192
DRC Systems India, Ltd. (A)	4	21
eClerx Services, Ltd.	747	21,664
27	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Edelweiss Financial Services, Ltd.	26,662	$19,298
Eicher Motors, Ltd.	2,715	93,640
EID Parry India, Ltd.	5,725	31,416
EIH, Ltd. (A)	9,617	16,578
Emami, Ltd.	6,514	42,810
Endurance Technologies, Ltd. (B)	1,718	29,749
Engineers India, Ltd.	7,872	6,489
EPL, Ltd.	5,314	11,229
Escorts, Ltd.	2,520	62,092
Exide Industries, Ltd.	19,965	39,750
Federal Bank, Ltd.	68,325	88,531
Fine Organic Industries, Ltd.	295	16,744
Finolex Cables, Ltd.	1,481	8,206
Finolex Industries, Ltd.	22,715	46,430
Firstsource Solutions, Ltd.	9,568	16,237
Fortis Healthcare, Ltd. (A)	13,636	44,799
Future Lifestyle Fashions, Ltd. (A)	2,234	1,573
GAIL India, Ltd.	61,985	119,813
Garware Technical Fibres, Ltd.	570	22,451
Gateway Distriparks, Ltd. (D)	2,836	10,761
Gillette India, Ltd.	409	28,155
GlaxoSmithKline Pharmaceuticals, Ltd.	911	18,495
Glenmark Pharmaceuticals, Ltd.	6,753	40,362
Godfrey Phillips India, Ltd.	824	11,286
Godrej Agrovet, Ltd. (B)	1,484	9,186
Godrej Consumer Products, Ltd. (A)	6,941	70,897
Godrej Industries, Ltd. (A)	1,720	11,890
Godrej Properties, Ltd. (A)	1,212	24,325
Granules India, Ltd.	10,612	41,163
Graphite India, Ltd.	3,367	20,933
Grasim Industries, Ltd.	3,538	75,574
Grindwell Norton, Ltd.	1,284	27,519
Gujarat Alkalies & Chemicals, Ltd.	2,634	22,392
Gujarat Ambuja Exports, Ltd.	9,856	25,486
Gujarat Fluorochemicals, Ltd. (A)	1,130	38,887
Gujarat Gas, Ltd.	4,540	35,519
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	3,833	28,166
Gujarat Pipavav Port, Ltd.	8,466	9,594
Gujarat State Fertilizers & Chemicals, Ltd.	6,340	10,612
Gujarat State Petronet, Ltd.	14,293	54,885
Gulf Oil Lubricants India, Ltd.	1,134	6,668
Hatsun Agro Product, Ltd.	2,889	42,284
Havells India, Ltd.	2,687	42,397
HCL Technologies, Ltd.	21,262	319,452
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	28

	Shares	Value
India (continued)
HDFC Asset Management Company, Ltd. (B)	1,011	$28,231
HDFC Bank, Ltd.	54,469	1,035,821
HDFC Life Insurance Company, Ltd. (B)	5,636	39,273
HEG, Ltd.	690	10,447
HeidelbergCement India, Ltd.	5,347	13,366
Hemisphere Properties India, Ltd. (A)	2,825	4,087
Heritage Foods, Ltd.	1,223	5,060
Hero MotoCorp, Ltd.	4,382	147,737
HFCL, Ltd.	51,247	49,961
Hikal, Ltd.	4,873	24,038
HIL, Ltd.	253	14,006
Himadri Speciality Chemical, Ltd.	8,292	6,088
Hindalco Industries, Ltd.	40,692	311,851
Hinduja Global Solutions, Ltd.	1,920	31,095
Hindustan Aeronautics, Ltd.	1,089	20,049
Hindustan Petroleum Corp., Ltd.	16,548	60,199
Hindustan Unilever, Ltd.	10,229	296,275
Hitachi Energy India, Ltd.	187	8,313
Honeywell Automation India, Ltd.	22	11,990
Housing Development Finance Corp., Ltd.	15,093	476,492
ICICI Bank, Ltd.	68,687	679,410
ICICI Lombard General Insurance Company, Ltd. (B)	4,220	71,047
ICICI Prudential Life Insurance Company, Ltd. (B)	4,759	30,425
IDFC First Bank, Ltd. (A)	60,771	34,136
IDFC, Ltd. (A)	60,709	46,825
IIFL Finance, Ltd.	6,181	24,419
IIFL Securities, Ltd.	25,293	28,297
IIFL Wealth Management, Ltd.	1,669	33,528
India Glycols, Ltd.	1,050	10,682
Indiabulls Housing Finance, Ltd.	11,122	22,346
Indian Bank	7,502	14,366
Indian Energy Exchange, Ltd. (B)	11,579	31,908
Indian Oil Corp., Ltd.	38,014	58,373
Indo Count Industries, Ltd.	5,802	13,748
Indraprastha Gas, Ltd.	8,878	41,066
Indus Towers, Ltd. (A)	22,994	66,274
IndusInd Bank, Ltd.	5,361	65,862
Infibeam Avenues, Ltd.	3,924	2,061
Info Edge India, Ltd.	763	45,322
Infosys, Ltd.	64,432	1,471,307
Inox Leisure, Ltd. (A)	4,238	23,594
Intellect Design Arena, Ltd. (A)	4,460	39,060
InterGlobe Aviation, Ltd. (A)(B)	1,383	34,533
Ipca Laboratories, Ltd.	3,912	51,058
29	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
IRB Infrastructure Developers, Ltd. (A)	7,984	$22,872
ITC, Ltd.	64,928	186,997
Jaiprakash Power Ventures, Ltd. (A)	246,265	23,877
Jamna Auto Industries, Ltd.	8,736	11,896
JB Chemicals & Pharmaceuticals, Ltd.	470	10,090
Jindal Poly Films, Ltd.	849	11,616
Jindal Saw, Ltd.	11,500	13,442
Jindal Stainless Hisar, Ltd. (A)	8,000	37,846
Jindal Stainless, Ltd. (A)	16,249	42,252
Jindal Steel & Power, Ltd. (A)	23,412	133,136
JK Cement, Ltd.	1,185	44,641
JK Paper, Ltd.	7,345	21,957
JK Tyre & Industries, Ltd.	5,594	7,933
JM Financial, Ltd.	20,631	18,678
Johnson Controls-Hitachi Air Conditioning India, Ltd. (A)	126	3,064
JSW Energy, Ltd.	12,504	56,621
JSW Steel, Ltd.	26,798	224,309
Jubilant Foodworks, Ltd.	1,637	63,722
Jubilant Ingrevia, Ltd.	7,891	52,586
Jubilant Pharmova, Ltd.	4,250	22,416
Just Dial, Ltd. (A)	254	2,528
Jyothy Labs, Ltd.	3,881	7,043
Kajaria Ceramics, Ltd.	2,313	33,466
Kalpataru Power Transmission, Ltd.	4,585	23,905
Kansai Nerolac Paints, Ltd.	2,011	12,124
KEC International, Ltd.	5,101	31,976
KEI Industries, Ltd.	2,534	33,474
Kirloskar Oil Engines, Ltd.	5,185	9,108
KNR Constructions, Ltd.	10,900	45,126
Kotak Mahindra Bank, Ltd.	12,379	304,433
KPIT Technologies, Ltd.	7,331	55,906
KPR Mill, Ltd.	7,895	66,898
KRBL, Ltd.	3,905	10,076
L&T Finance Holdings, Ltd. (A)	29,921	26,400
L&T Technology Services, Ltd. (B)	750	45,273
Lakshmi Machine Works, Ltd.	116	15,919
Larsen & Toubro Infotech, Ltd. (B)	1,279	99,539
Larsen & Toubro, Ltd.	11,952	289,549
Laurus Labs, Ltd. (B)	4,582	32,987
LIC Housing Finance, Ltd.	15,156	69,619
Linde India, Ltd.	1,190	43,633
LT Foods, Ltd.	10,845	9,025
Lupin, Ltd.	6,896	68,462
LUX Industries, Ltd.	400	13,225
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	30

	Shares	Value
India (continued)
Mahanagar Gas, Ltd.	2,409	$23,328
Maharashtra Scooters, Ltd.	206	9,659
Mahindra & Mahindra Financial Services, Ltd.	31,685	61,853
Mahindra & Mahindra, Ltd.	17,094	180,513
Mahindra CIE Automotive, Ltd. (A)	10,554	27,602
Mahindra Holidays & Resorts India, Ltd. (A)	3,229	9,145
Mahindra Lifespace Developers, Ltd. (A)	3,324	13,122
Manappuram Finance, Ltd.	18,276	28,018
Mangalore Refinery & Petrochemicals, Ltd. (A)	16,715	8,971
Marico, Ltd.	10,341	70,149
Marksans Pharma, Ltd.	20,609	12,966
Maruti Suzuki India, Ltd.	1,071	118,571
MAS Financial Services, Ltd. (B)	338	2,559
Mastek, Ltd.	812	30,411
Max Financial Services, Ltd. (A)	1,846	20,618
Max Healthcare Institute, Ltd. (A)	1,786	8,917
Mayur Uniquoters, Ltd.	1,222	6,539
Meghmani Finechem, Ltd. (A)	811	8,302
Meghmani Organics, Ltd.	8,623	10,850
Metropolis Healthcare, Ltd. (B)	608	15,887
Minda Industries, Ltd.	2,970	36,520
Mindtree, Ltd.	1,858	96,210
MOIL, Ltd.	4,627	10,429
Motherson Sumi Systems, Ltd.	27,023	54,313
Motherson Sumi Wiring India, Ltd. (A)(D)	27,023	12,481
Motilal Oswal Financial Services, Ltd.	2,377	27,968
Mphasis, Ltd.	2,800	116,001
MRF, Ltd.	57	49,996
Multi Commodity Exchange of India, Ltd.	573	9,736
Muthoot Finance, Ltd.	5,198	95,256
Natco Pharma, Ltd.	2,708	30,841
National Aluminium Company, Ltd.	30,687	49,777
Navin Fluorine International, Ltd.	486	25,344
Navneet Education, Ltd.	6,879	7,598
NBCC India, Ltd.	20,368	10,624
NCC, Ltd.	22,228	18,712
NESCO, Ltd.	1,774	13,168
Nestle India, Ltd.	576	134,838
NHPC, Ltd.	49,668	18,083
NIIT, Ltd.	4,498	25,257
NMDC, Ltd.	20,256	38,781
NOCIL, Ltd.	4,078	11,483
NTPC, Ltd.	64,531	114,917
Oberoi Realty, Ltd. (A)	4,118	50,075
31	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Oil & Natural Gas Corp., Ltd.	49,081	$105,544
Oil India, Ltd.	11,025	33,076
Omaxe, Ltd. (A)	3,052	3,810
Oracle Financial Services Software, Ltd.	733	33,208
Orient Cement, Ltd.	11,602	22,514
Orient Electric, Ltd.	2,268	9,941
Page Industries, Ltd.	144	80,901
Parag Milk Foods, Ltd. (B)	3,025	4,056
PCBL, Ltd.	6,422	16,364
Persistent Systems, Ltd.	1,634	85,542
Petronet LNG, Ltd.	31,783	91,371
Pfizer, Ltd.	365	21,373
PI Industries, Ltd.	1,410	46,715
Pidilite Industries, Ltd.	1,980	63,357
Piramal Enterprises, Ltd.	2,644	73,792
PNB Housing Finance, Ltd. (A)(B)	3,296	17,876
PNC Infratech, Ltd.	3,706	13,087
Polyplex Corp., Ltd.	423	10,261
Power Finance Corp., Ltd.	36,899	54,133
Power Grid Corp. of India, Ltd.	46,280	128,344
Praj Industries, Ltd.	5,641	25,771
Prestige Estates Projects, Ltd.	9,831	59,482
Prism Johnson, Ltd. (A)	8,573	13,620
Procter & Gamble Health, Ltd.	219	13,300
Procter & Gamble Hygiene & Health Care, Ltd.	209	43,015
PTC India, Ltd.	18,544	21,014
Punjab National Bank (A)	48,156	22,482
PVR, Ltd. (A)	507	11,060
Quess Corp., Ltd. (B)	3,110	26,050
Radico Khaitan, Ltd.	2,854	33,887
Rain Industries, Ltd.	8,295	20,430
Rajesh Exports, Ltd.	2,147	20,149
Rallis India, Ltd.	4,796	14,942
Rashtriya Chemicals & Fertilizers, Ltd.	12,255	11,667
Ratnamani Metals & Tubes, Ltd.	755	22,566
Raymond, Ltd. (A)	2,169	21,289
RBL Bank, Ltd. (A)(B)	11,999	21,409
REC, Ltd.	37,469	61,110
Redington India, Ltd.	35,936	73,248
Relaxo Footwears, Ltd.	1,337	21,584
Reliance Industries, Ltd.	35,449	1,113,843
Reliance Power, Ltd. (A)	70,059	12,312
Route Mobile, Ltd.	484	9,608
Sanofi India, Ltd.	330	31,805
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	32

	Shares	Value
India (continued)
SBI Cards & Payment Services, Ltd. (A)	1,618	$16,973
SBI Life Insurance Company, Ltd. (B)	3,012	42,625
Schaeffler India, Ltd.	1,580	38,246
Sequent Scientific, Ltd.	6,725	12,102
SH Kelkar & Company, Ltd. (B)	2,917	5,661
Sheela Foam, Ltd. (A)	243	10,860
Shoppers Stop, Ltd. (A)	6,430	28,728
Shree Cement, Ltd.	180	58,795
Shree Renuka Sugars, Ltd. (A)	35,331	15,601
Shriram City Union Finance, Ltd.	1,314	27,859
Shriram Transport Finance Company, Ltd.	6,375	95,887
Siemens, Ltd.	491	15,341
SKF India, Ltd.	758	36,192
Sobha, Ltd.	2,447	25,155
Solar Industries India, Ltd.	775	23,772
Sonata Software, Ltd.	2,617	25,685
SRF, Ltd.	3,965	126,467
State Bank of India	21,389	138,320
Steel Authority of India, Ltd.	35,661	46,046
Sterlite Technologies, Ltd.	5,984	14,033
Strides Pharma Science, Ltd.	1,444	6,157
Sudarshan Chemical Industries, Ltd.	1,793	12,785
Sun Pharmaceutical Industries, Ltd.	14,156	159,077
Sun TV Network, Ltd.	3,349	20,062
Sundaram Finance Holdings, Ltd.	10,043	10,053
Sundaram Finance, Ltd.	1,639	41,962
Sundaram-Clayton, Ltd.	237	12,358
Sundram Fasteners, Ltd.	4,560	51,766
Sunteck Realty, Ltd.	3,702	23,811
Supreme Industries, Ltd.	1,453	39,531
Supreme Petrochem, Ltd.	1,965	17,396
Suven Pharmaceuticals, Ltd.	6,276	42,745
Syngene International, Ltd. (A)(B)	5,386	38,974
Tanla Platforms, Ltd.	1,366	28,561
Tata Chemicals, Ltd.	3,799	42,719
Tata Communications, Ltd.	2,825	44,622
Tata Consultancy Services, Ltd.	16,480	779,797
Tata Consumer Products, Ltd.	10,052	95,904
Tata Elxsi, Ltd.	1,315	112,841
Tata Metaliks, Ltd.	1,562	15,411
Tata Motors, Ltd. (A)	45,265	274,344
Tata Motors, Ltd., ADR (A)(C)	670	20,294
Tata Steel, Ltd.	20,635	337,083
Tech Mahindra, Ltd.	14,267	268,426
33	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
The Great Eastern Shipping Company, Ltd.	4,812	$20,955
The India Cements, Ltd.	6,706	18,072
The Indian Hotels Company, Ltd.	24,411	64,686
The Karnataka Bank, Ltd.	11,008	8,846
The Karur Vysya Bank, Ltd.	30,314	19,244
The Phoenix Mills, Ltd.	3,443	43,929
The Ramco Cements, Ltd.	4,331	45,502
The South Indian Bank, Ltd. (A)	46,489	5,024
The Tata Power Company, Ltd.	40,459	120,622
Thermax, Ltd.	1,264	30,535
Thomas Cook India, Ltd. (A)	8,758	7,156
Thyrocare Technologies, Ltd. (B)	792	9,049
Time Technoplast, Ltd.	8,084	7,434
Timken India, Ltd.	647	17,491
Titan Company, Ltd.	3,956	134,870
Torrent Pharmaceuticals, Ltd.	1,873	69,198
Torrent Power, Ltd.	6,822	43,091
Trident, Ltd.	47,028	31,916
Triveni Engineering & Industries, Ltd.	7,321	24,262
Tube Investments of India, Ltd.	3,500	71,619
TV18 Broadcast, Ltd. (A)	11,410	9,248
TVS Motor Company, Ltd.	3,096	25,388
UltraTech Cement, Ltd.	1,688	147,784
United Breweries, Ltd.	500	9,946
United Spirits, Ltd. (A)	6,131	72,961
UPL, Ltd.	19,517	173,496
VA Tech Wabag, Ltd. (A)	1,854	7,430
Vaibhav Global, Ltd.	4,525	25,109
Vakrangee, Ltd.	23,506	9,869
Vardhman Textiles, Ltd.	726	24,877
Varun Beverages, Ltd.	3,804	47,781
Vedanta, Ltd.	29,867	151,894
V-Guard Industries, Ltd.	5,667	14,760
Vinati Organics, Ltd.	1,364	33,763
V-Mart Retail, Ltd. (A)	337	15,196
Vodafone Idea, Ltd. (A)	184,086	25,400
Welspun Corp., Ltd.	6,625	12,719
Welspun Enterprises, Ltd.	5,021	5,271
Welspun India, Ltd.	19,448	27,302
West Coast Paper Mills, Ltd.	2,240	7,286
Westlife Development, Ltd. (A)	1,598	9,833
Wheels India, Ltd.	626	4,916
Wipro, Ltd.	27,029	200,052
Wockhardt, Ltd. (A)	2,843	12,945
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	34

	Shares	Value
India (continued)
Yes Bank, Ltd. (A)	23,603	$4,201
Yes Bank, Ltd., Lock-In Shares (A)(E)	70,811	11,016
Zee Entertainment Enterprises, Ltd.	29,764	92,428
Zensar Technologies, Ltd.	4,737	22,344
Indonesia 1.9%		3,566,645
Ace Hardware Indonesia Tbk PT	416,900	31,154
Adaro Energy Tbk PT	644,300	110,389
Adi Sarana Armada Tbk PT (A)	48,100	8,534
AKR Corporindo Tbk PT	325,500	17,218
Alam Sutera Realty Tbk PT (A)	750,400	7,968
Aneka Tambang Tbk	220,654	34,378
Arwana Citramulia Tbk PT	400,400	24,946
Astra Agro Lestari Tbk PT	17,300	13,729
Astra International Tbk PT	270,800	109,819
Asuransi Maximus Graha Persada Tbk PT (A)	277,300	3,828
Bakrie Telecom Tbk PT (A)(D)	22,579,900	39,291
Bank BTPN Syariah Tbk PT	79,200	19,876
Bank Central Asia Tbk PT	789,500	445,725
Bank Jago Tbk PT (A)	19,400	21,947
Bank Mandiri Persero Tbk PT	201,392	108,881
Bank Mayapada International Tbk PT (A)	212,800	9,301
Bank Negara Indonesia Persero Tbk PT	107,203	60,067
Bank Pan Indonesia Tbk PT (A)	191,900	10,733
Bank Rakyat Indonesia Persero Tbk PT	922,227	294,892
Bank Syariah Indonesia Tbk PT (A)	168,600	19,589
Bank Tabungan Negara Persero Tbk PT (A)	190,698	23,705
Barito Pacific Tbk PT	326,600	20,365
BFI Finance Indonesia Tbk PT	176,700	15,924
BISI International Tbk PT	514,000	35,650
Buana Lintas Lautan Tbk PT (A)	605,600	4,828
Bukit Asam Tbk PT	184,700	40,576
Bumi Serpong Damai Tbk PT (A)	427,200	27,446
Bumi Teknokultura Unggul Tbk PT (A)	1,489,900	5,185
Capital Financial Indonesia Tbk PT (A)	369,300	14,141
Charoen Pokphand Indonesia Tbk PT	184,420	74,676
Ciputra Development Tbk PT	455,461	29,378
Citra Marga Nusaphala Persada Tbk PT (A)	302,662	42,006
City Retail Developments Tbk PT (A)	1,918,900	19,801
Elang Mahkota Teknologi Tbk PT (A)	342,900	49,602
Erajaya Swasembada Tbk PT	459,100	17,879
Garudafood Putra Putri Jaya Tbk PT	598,700	21,077
Gudang Garam Tbk PT	11,943	26,172
Hanson International Tbk PT (A)(D)	4,000,200	13,921
35	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Indonesia (continued)
Indah Kiat Pulp & Paper Tbk PT	98,200	$55,494
Indika Energy Tbk PT (A)	129,600	20,214
Indo Tambangraya Megah Tbk PT	23,700	44,079
Indocement Tunggal Prakarsa Tbk PT	39,800	30,490
Indofood CBP Sukses Makmur Tbk PT	37,500	22,229
Indofood Sukses Makmur Tbk PT	181,000	78,288
Indosat Tbk PT	29,500	11,235
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	168,500	11,452
Inovisi Infracom Tbk PT (A)(D)	671,012	131
Japfa Comfeed Indonesia Tbk PT	311,000	34,159
Jasa Marga Persero Tbk PT (A)	38,100	8,994
Kalbe Farma Tbk PT	565,000	64,711
Kapuas Prima Coal Tbk PT (A)	551,200	3,539
Link Net Tbk PT	56,900	17,331
Lippo Karawaci Tbk PT (A)	1,947,337	17,655
Matahari Department Store Tbk PT	67,300	21,468
Mayora Indah Tbk PT	103,900	12,648
Medco Energi Internasional Tbk PT (A)	376,992	15,916
Media Nusantara Citra Tbk PT	365,800	22,267
Medikaloka Hermina Tbk PT	145,700	10,808
Merdeka Copper Gold Tbk PT (A)	95,800	25,940
Metro Healthcare Indonesia Tbk PT (A)	608,100	23,753
Metrodata Electronics Tbk PT	198,500	8,580
Mitra Adiperkasa Tbk PT (A)	359,500	19,759
Mitra Keluarga Karyasehat Tbk PT	85,700	13,261
MNC Vision Networks Tbk PT (A)	520,500	4,611
Pabrik Kertas Tjiwi Kimia Tbk PT	20,000	10,434
Pacific Strategic Financial Tbk PT (A)	134,200	10,786
Pakuwon Jati Tbk PT (A)	592,000	19,060
Paninvest Tbk PT (A)	379,500	18,795
Perusahaan Gas Negara Tbk PT (A)	367,300	37,137
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	237,500	23,548
Pool Advista Indonesia Tbk PT (A)(D)	37,300	130
PP Persero Tbk PT (A)	214,287	14,432
Puradelta Lestari Tbk PT	506,700	6,669
Ramayana Lestari Sentosa Tbk PT (A)	152,300	6,698
Rimo International Lestari Tbk PT (A)(D)	2,464,700	8,578
Sampoerna Agro Tbk PT (A)	618,600	93,214
Samudera Indonesia Tbk PT	157,500	14,993
Sarana Menara Nusantara Tbk PT	545,700	39,462
Semen Indonesia Persero Tbk PT	87,000	43,946
Siloam International Hospitals Tbk PT	19,000	10,308
Sinar Mas Multiartha Tbk PT (A)	37,000	30,207
Sri Rejeki Isman Tbk PT (A)(D)	937,100	9,523
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	36

	Shares	Value
Indonesia (continued)
Sugih Energy Tbk PT (A)(D)	8,409,300	$29,266
Sumber Alfaria Trijaya Tbk PT	217,500	16,543
Summarecon Agung Tbk PT (A)	388,947	18,887
Surya Citra Media Tbk PT (A)	1,093,500	19,741
Surya Semesta Internusa Tbk PT (A)	132,900	3,141
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telkom Indonesia Persero Tbk PT	615,500	185,827
Tempo Scan Pacific Tbk PT	65,700	6,860
Timah Tbk PT (A)	128,900	14,347
Tower Bersama Infrastructure Tbk PT	200,600	41,253
Trada Alam Minera Tbk PT (A)(D)	1,919,200	4,675
Transcoal Pacific Tbk PT (A)	27,200	17,057
Trias Sentosa Tbk PT	706,000	26,387
Truba Alam Manunggal Engineering PT (A)(D)	19,436,000	0
Tunas Ridean Tbk PT	542,200	51,047
Ultrajaya Milk Industry & Trading Company Tbk PT	211,100	22,577
Unilever Indonesia Tbk PT	123,800	31,857
United Tractors Tbk PT	67,500	117,786
Vale Indonesia Tbk PT	65,100	24,624
Waskita Beton Precast Tbk PT (A)(D)	592,800	3,920
Waskita Karya Persero Tbk PT (A)	458,390	18,305
Wijaya Karya Persero Tbk PT (A)	178,676	12,686
XL Axiata Tbk PT	141,800	28,330
Malaysia 1.6%		2,958,343
7-Eleven Malaysia Holdings BHD	7,039	2,449
AEON Credit Service M BHD	5,700	19,948
Alliance Bank Malaysia BHD	38,100	31,186
AMMB Holdings BHD (A)	46,050	36,932
Axiata Group BHD	52,007	48,698
Bank Islam Malaysia BHD	26,000	18,536
Batu Kawan BHD	18,700	113,380
Berjaya Sports Toto BHD	31,065	14,154
Bermaz Auto BHD	28,600	12,188
Bintulu Port Holdings BHD	300	351
Boustead Holdings BHD (A)	20,507	2,987
Boustead Plantations BHD	760	214
British American Tobacco Malaysia BHD	6,400	18,603
Bursa Malaysia BHD	12,800	19,251
Cahya Mata Sarawak BHD	29,300	8,401
Carlsberg Brewery Malaysia BHD	3,600	17,319
CIMB Group Holdings BHD	84,364	114,920
Cypark Resources BHD (A)	34,200	6,933
D&O Green Technologies BHD	21,500	24,287
37	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
Dayang Enterprise Holdings BHD (C)	35,200	$7,275
Dialog Group BHD	48,660	32,783
DiGi.Com BHD	56,480	54,602
DRB-Hicom BHD	45,900	16,224
Dufu Technology Corp. BHD	12,500	8,641
Eco World Development Group BHD	30,700	7,706
Fraser & Neave Holdings BHD	5,600	30,178
Frontken Corp. BHD	29,400	20,426
Gamuda BHD	40,633	27,901
Genting BHD	29,800	33,032
Genting Malaysia BHD	34,700	24,835
Genting Plantations BHD	10,000	21,718
Globetronics Technology BHD	39,686	13,309
Greatech Technology BHD (A)	17,200	17,272
Guan Chong BHD	16,900	10,971
HAP Seng Consolidated BHD	15,839	28,588
Hartalega Holdings BHD	30,300	33,305
Heineken Malaysia BHD	2,100	11,030
Hibiscus Petroleum BHD	88,200	25,465
Hong Leong Bank BHD	9,434	45,165
Hong Leong Financial Group BHD	4,961	22,857
IGB BHD	46,549	21,718
IHH Healthcare BHD	21,200	33,260
IJM Corp. BHD	68,160	25,059
Inari Amertron BHD	43,036	33,322
IOI Corp. BHD	43,100	47,358
IOI Properties Group BHD (C)	48,571	11,915
JAKS Resources BHD (A)	114,140	10,068
Keck Seng Malaysia BHD (A)	65,150	55,918
Kim Loong Resources BHD	100	50
Kossan Rubber Industries BHD	36,500	15,048
KPJ Healthcare BHD (C)	45,500	11,282
Kuala Lumpur Kepong BHD	7,605	47,065
Lingkaran Trans Kota Holdings BHD	11,700	10,834
Lotte Chemical Titan Holding BHD (B)	467	243
LPI Capital BHD	11,020	36,836
Magnum BHD (C)	35,653	16,088
Mah Sing Group BHD	64,500	10,379
Malakoff Corp. BHD	78,100	12,689
Malayan Banking BHD	69,632	145,493
Malaysia Airports Holdings BHD (A)	22,388	32,858
Malaysia Building Society BHD (C)	76,431	10,576
Malaysian Pacific Industries BHD	2,238	19,267
Malaysian Resources Corp. BHD	124,363	10,542
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	38

	Shares	Value
Malaysia (continued)
Matrix Concepts Holdings BHD	19,800	$11,353
Maxis BHD	33,685	32,295
Mega First Corp. BHD	6,600	5,592
MISC BHD	14,650	25,695
Muhibbah Engineering M BHD (A)	10,300	1,565
My EG Services BHD	124,094	28,478
Nestle Malaysia BHD	1,400	44,739
Padini Holdings BHD	21,500	17,304
Pentamaster Corp. BHD	13,562	10,563
Petronas Chemicals Group BHD	33,200	75,643
Petronas Dagangan BHD	5,900	30,312
Petronas Gas BHD	8,300	34,457
PPB Group BHD	6,300	26,926
Press Metal Aluminium Holdings BHD	38,700	63,090
Public Bank BHD	245,800	261,051
QL Resources BHD	21,735	25,594
RHB Bank BHD	32,042	45,157
Sam Engineering & Equipment M BHD	3,000	15,460
Sapura Energy BHD (A)	592,857	5,669
Scientex BHD	11,900	12,566
SEG International BHD	33,942	5,141
Serba Dinamik Holdings BHD (D)	57,750	4,814
Sime Darby BHD	93,374	50,566
Sime Darby Plantation BHD	26,414	30,990
Sime Darby Property BHD (C)	130,274	19,097
SKP Resources BHD	21,625	7,711
SP Setia BHD Group (A)	53,308	16,250
Sunway BHD	29,977	12,127
Supermax Corp. BHD	29,360	7,351
Syarikat Takaful Malaysia Keluarga BHD	29,319	26,010
Ta Ann Holdings BHD	15,400	20,172
Tan Chong Motor Holdings BHD	3,800	1,013
Telekom Malaysia BHD	15,756	18,989
Tenaga Nasional BHD	28,100	61,426
TIME dotCom BHD	33,120	33,572
Top Glove Corp. BHD (C)	90,400	44,119
UMW Holdings BHD	14,100	10,328
Unisem (M) BHD	19,000	13,437
United Malacca BHD	29,750	42,051
United Plantations BHD	4,900	17,765
UWC BHD	20,500	19,843
Velesto Energy BHD (A)	250,631	7,239
ViTrox Corp. BHD	8,400	14,969
VS Industry BHD	39,700	10,930
39	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
Westports Holdings BHD	20,500	$19,107
Yinson Holdings BHD	22,100	27,743
YTL Corp. BHD	152,561	20,186
Mexico 2.8%		5,280,965
ALEATICA SAB de CV (A)	9,600	8,906
Alfa SAB de CV, Class A	190,450	140,971
Alpek SAB de CV	28,981	37,286
Alsea SAB de CV (A)	18,670	40,893
America Movil SAB de CV, Series L	475,298	432,110
Arca Continental SAB de CV	3,472	22,886
Banco del Bajio SA (B)	31,497	76,586
Becle SAB de CV	6,635	16,606
Bolsa Mexicana de Valores SAB de CV	16,163	31,243
Cemex SAB de CV, Series CPO (A)	188,452	96,798
Coca-Cola Femsa SAB de CV	5,951	32,950
Coca-Cola Femsa SAB de CV, ADR	600	33,036
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)	27,701	52,830
Corp. Inmobiliaria Vesta SAB de CV	16,677	29,965
Dine SAB de CV	103,700	96,201
El Puerto de Liverpool SAB de CV, Series C1	5,226	25,488
Elementia Materiales SAB de CV (A)	11,089	10,071
Fomento Economico Mexicano SAB de CV	16,775	134,791
Fortaleza Materiales SAB de CV (A)(B)	11,089	10,016
GCC SAB de CV	5,743	38,132
Genomma Lab Internacional SAB de CV, Class B (C)	23,657	21,565
Gentera SAB de CV (A)	62,333	46,930
Gruma SAB de CV, Class B	5,255	71,162
Grupo Aeroportuario del Centro Norte SAB de CV	5,615	40,441
Grupo Aeroportuario del Pacifico SAB de CV, ADR (A)	536	78,406
Grupo Aeroportuario del Sureste SAB de CV, ADR	328	70,828
Grupo Bimbo SAB de CV, Series A	34,330	106,270
Grupo Carso SAB de CV, Series A1	10,209	30,935
Grupo Comercial Chedraui SA de CV	18,846	42,466
Grupo Elektra SAB de CV	1,095	72,177
Grupo Financiero Banorte SAB de CV, Series O	28,291	191,991
Grupo Financiero Inbursa SAB de CV, Series O (A)	26,868	43,908
Grupo Gigante SAB de CV (A)	166,920	215,730
Grupo Herdez SAB de CV	9,671	13,576
Grupo Hotelero Santa Fe SAB de CV (A)	83,186	16,246
Grupo Industrial Saltillo SAB de CV	41,607	54,139
Grupo KUO SAB de CV, Series B	136,788	295,002
Grupo Mexico SAB de CV, Series B	46,976	239,960
Grupo Sanborns SAB de CV (A)	187,200	210,224
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	40

	Shares	Value
Mexico (continued)
Grupo Simec SAB de CV, Series B (A)	12,062	$114,254
Grupo Televisa SAB, Series CPO	71,864	153,721
Hoteles City Express SAB de CV (A)	17,674	4,617
Industrias Bachoco SAB de CV, Series B	7,795	26,101
Industrias CH SAB de CV, Series B (A)	14,379	144,590
Industrias Penoles SAB de CV	4,093	51,418
Kimberly-Clark de Mexico SAB de CV, Class A	26,978	37,712
La Comer SAB de CV	12,689	23,357
Megacable Holdings SAB de CV, Series CPO	31,270	91,989
Minera Frisco SAB de CV, Series A1 (A)	554,562	93,415
Nemak SAB de CV (A)(B)	93,240	19,348
Orbia Advance Corp. SAB de CV	36,132	92,301
Organizacion Cultiba SAB de CV (A)	45,332	21,912
Organizacion Soriana SAB de CV, Series B	603,532	717,543
Promotora y Operadora de Infraestructura SAB de CV	7,381	58,018
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	18,286
Qualitas Controladora SAB de CV	4,704	25,770
Regional SAB de CV	9,060	53,804
Telesites SAB de CV	46,039	51,342
Unifin Financiera SAB de CV (A)(C)	10,570	13,160
Vitro SAB de CV, Series A	21,684	21,175
Wal-Mart de Mexico SAB de CV	57,087	217,411
Netherlands 0.0%		12,673
VEON, Ltd., ADR (A)	24,593	12,673
Peru 0.1%		216,323
Cia de Minas Buenaventura SAA, ADR (A)	2,497	24,720
Credicorp, Ltd.	1,266	191,483
Fossal SAA, ADR (A)	48	120
Philippines 1.3%		2,497,032
8990 Holdings, Inc.	111,700	30,078
Aboitiz Equity Ventures, Inc.	50,150	58,569
Aboitiz Power Corp.	37,100	26,112
AC Energy Corp.	49,500	8,225
ACR Mining Corp. (A)(D)	3,145	1,098
Alliance Global Group, Inc.	165,600	41,399
Ayala Corp.	2,700	44,769
Ayala Land, Inc.	54,500	41,547
Bank of the Philippine Islands	50,510	98,717
BDO Unibank, Inc.	54,922	139,181
Belle Corp. (A)	887,000	23,189
Bloomberry Resorts Corp. (A)	164,300	23,759
Century Pacific Food, Inc.	56,050	29,273
41	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Philippines (continued)
China Banking Corp.	154,535	$79,874
COL Financial Group, Inc.	100,000	7,887
Cosco Capital, Inc.	126,900	12,616
D&L Industries, Inc.	183,300	28,745
DMCI Holdings, Inc.	193,100	31,977
Eagle Cement Corp.	35,100	9,343
Emperador, Inc.	80,000	30,155
Filinvest Land, Inc.	909,750	19,522
First Gen Corp.	19,700	10,748
First Philippine Holdings Corp.	16,990	23,373
Globe Telecom, Inc.	540	27,133
GT Capital Holdings, Inc.	2,746	31,098
Integrated Micro-Electronics, Inc. (A)	54,655	8,896
International Container Terminal Services, Inc.	16,190	66,726
JG Summit Holdings, Inc.	23,617	27,895
Jollibee Foods Corp.	4,950	23,280
LT Group, Inc.	87,200	16,507
Manila Electric Company	5,260	37,849
Max’s Group, Inc. (A)	52,200	6,560
Megaworld Corp.	515,500	32,389
Metro Pacific Investments Corp.	465,300	35,209
Metropolitan Bank & Trust Company	43,064	48,046
Nickel Asia Corp.	255,060	38,638
Petron Corp. (A)	165,900	11,127
Philex Mining Corp.	67,800	7,883
Philippine Stock Exchange, Inc.	12,074	52,879
Phoenix Petroleum Philippines, Inc. (A)	100,600	21,141
PLDT, Inc.	1,530	53,699
Puregold Price Club, Inc.	41,800	28,718
RFM Corp.	101,000	9,164
Rizal Commercial Banking Corp.	184,093	75,527
Robinsons Land Corp.	107,596	40,509
Robinsons Retail Holdings, Inc.	27,050	32,580
San Miguel Corp.	16,534	34,283
San Miguel Food and Beverage, Inc.	21,830	28,504
Security Bank Corp.	10,247	23,389
Semirara Mining & Power Corp.	82,220	44,581
SM Investments Corp.	2,595	45,144
SM Prime Holdings, Inc.	84,904	66,267
Top Frontier Investment Holdings, Inc. (A)	24,482	58,817
Union Bank of the Philippines	269,888	526,351
Universal Robina Corp.	20,710	48,538
Vista Land & Lifescapes, Inc.	295,200	17,625
Vistamalls, Inc.	172,400	11,758
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	42

	Shares	Value
Philippines (continued)
Wilcon Depot, Inc.	66,800	$38,166
Poland 0.7%		1,369,368
Alior Bank SA (A)	5,260	58,594
Asseco Poland SA	1,702	29,991
Bank Handlowy w Warszawie SA	1,958	27,001
Bank Millennium SA (A)	25,326	42,236
Bank Polska Kasa Opieki SA	1,680	46,089
Benefit Systems SA (A)	45	6,122
Budimex SA	366	19,909
CCC SA (A)	1,168	14,862
CD Projekt SA	1,263	50,166
Ciech SA	2,152	20,674
Cyfrowy Polsat SA	4,096	26,517
Dino Polska SA (A)(B)	881	61,949
Dom Development SA	481	11,945
Enea SA (A)	9,798	20,437
Eurocash SA	3,066	6,936
Famur SA (A)	18,129	10,006
Firma Oponiarska Debica SA	1,550	26,144
Globe Trade Centre SA (A)	16,195	25,225
Grupa Azoty SA (A)	2,417	18,731
Grupa Kety SA	368	50,482
Grupa Lotos SA (A)	2,650	34,000
ING Bank Slaski SA	539	30,764
Inter Cars SA	235	22,935
Jastrzebska Spolka Weglowa SA (A)	2,183	25,500
KGHM Polska Miedz SA	2,494	97,932
KRUK SA	617	38,524
LiveChat Software SA	519	12,031
LPP SA	20	41,133
Lubelski Wegiel Bogdanka SA (A)	888	7,718
mBank SA (A)	266	25,997
Neuca SA	55	9,797
Orange Polska SA (A)	19,328	35,919
PGE Polska Grupa Energetyczna SA (A)	22,745	44,122
Polski Koncern Naftowy ORLEN SA	8,896	150,270
Polskie Gornictwo Naftowe i Gazownictwo SA	25,583	33,716
Powszechna Kasa Oszczednosci Bank Polski SA (A)	6,409	61,594
Powszechny Zaklad Ubezpieczen SA	6,302	47,282
Santander Bank Polska SA	525	39,325
Tauron Polska Energia SA (A)	42,147	24,757
Wirtualna Polska Holding SA	420	12,036
43	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Qatar 0.8%		$1,588,850
Aamal Company	78,358	25,816
Al Meera Consumer Goods Company QSC	2,564	14,046
Baladna	26,118	10,543
Barwa Real Estate Company	68,261	68,064
Commercial Bank PSQC	32,552	61,887
Doha Bank QPSC	37,593	29,393
Gulf International Services QSC (A)	55,100	27,096
Gulf Warehousing Company	16,297	19,920
Industries Qatar QSC	6,395	32,140
Investment Holding Group (A)	78,872	44,725
Mannai Corp. QSC	13,134	28,844
Masraf Al Rayan QSC	36,824	50,536
Mazaya Real Estate Development QPSC	25,140	6,324
Medicare Group	4,460	9,583
Mesaieed Petrochemical Holding Company	67,059	49,184
Ooredoo QPSC	28,318	59,696
Qatar Electricity & Water Company QSC	10,668	52,798
Qatar First Bank (A)	42,751	21,076
Qatar Fuel QSC	7,605	38,814
Qatar Gas Transport Company, Ltd.	86,634	89,761
Qatar Insurance Company SAQ (A)	47,574	32,795
Qatar International Islamic Bank QSC	15,175	42,759
Qatar Islamic Bank SAQ	24,617	142,635
Qatar National Bank QPSC	78,265	469,653
Qatar National Cement Company QSC	7,683	13,075
Qatar Navigation QSC	18,660	43,402
Salam International Investment, Ltd., QSC (A)	80,910	22,404
United Development Company QSC	78,676	36,152
Vodafone Qatar QSC	67,886	32,465
Zad Holding Company	2,835	13,264
Romania 0.1%		81,122
NEPI Rockcastle PLC	12,693	81,122
Russia 0.3%		498,719
Etalon Group PLC, GDR	2,625	680
Gazprom PJSC, ADR	30,453	80,564
Globaltrans Investment PLC, GDR	2,640	4,936
LUKOIL PJSC, ADR	3,474	65,161
Magnitogorsk Iron & Steel Works PJSC, GDR	2,363	6,617
MMC Norilsk Nickel PJSC, ADR	5,418	74,391
Mobile TeleSystems PJSC, ADR	7,477	41,124
Novatek PJSC, GDR	143	5,509
Novolipetsk Steel PJSC, GDR	1,198	9,185
PhosAgro PJSC, GDR	1,991	12,181
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	44

	Shares	Value
Russia (continued)
Polyus PJSC, GDR	589	$31,434
Ros Agro PLC, GDR	1,484	6,547
Rosneft Oil Company PJSC, GDR	7,688	20,910
Rostelecom PJSC, ADR	3,714	15,133
RusHydro PJSC, ADR	28,619	14,357
Sberbank of Russia PJSC, ADR	23,885	29,856
Severstal PAO, GDR	2,129	10,808
Tatneft PJSC, ADR	2,610	40,325
VK Company, Ltd., GDR (A)	1,119	812
VTB Bank PJSC, GDR	23,800	23,618
X5 Retail Group NV, GDR	1,747	4,571
Saudi Arabia 3.0%		5,708,896
Abdullah Al Othaim Markets Company	918	27,303
Advanced Petrochemical Company	2,127	42,674
Al Hammadi Company for Development and Investment	3,031	33,146
Al Moammar Information Systems Company	488	19,867
Al Rajhi Bank	18,847	808,569
Al Rajhi Company for Co-operative Insurance (A)	630	14,293
AlAbdullatif Industrial Investment Company (A)	1,143	8,156
Alaseel Company	626	7,083
Aldrees Petroleum and Transport Services Company	992	22,207
Alinma Bank	17,022	161,404
Almarai Company JSC	5,502	73,767
Arab National Bank	7,515	56,181
Arabian Cement Company	2,332	24,980
Arabian Centres Company, Ltd.	1,874	11,347
Arriyadh Development Company	5,023	35,002
Aseer Trading Tourism & Manufacturing Company (A)	1,612	8,883
Astra Industrial Group	898	9,423
Bank AlBilad (A)	8,156	128,356
Bank Al-Jazira	12,679	91,100
Banque Saudi Fransi	6,999	99,404
Bupa Arabia for Cooperative Insurance Company	2,041	88,505
City Cement Company	1,425	8,094
Dallah Healthcare Company	1,278	27,999
Dar Al Arkan Real Estate Development Company (A)	17,729	51,804
Dr Sulaiman Al Habib Medical Services Group Company	942	43,077
Dur Hospitality Company (A)	2,348	20,601
Eastern Province Cement Company	818	9,132
Electrical Industries Company	2,157	15,501
Emaar Economic City (A)	9,070	30,053
Etihad Etisalat Company	17,243	160,709
Fawaz Abdulaziz Al Hokair & Company (A)	5,033	21,082
45	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Saudi Arabia (continued)
Halwani Brothers Company (A)	466	$11,059
Herfy Food Services Company	703	10,878
Jarir Marketing Company	1,385	77,331
Jazan Energy and Development Company (A)	1,882	9,453
Leejam Sports Company JSC	843	28,588
Maharah Human Resources Company	995	20,616
Mediterranean & Gulf Insurance & Reinsurance Company (A)	2,406	11,388
Middle East Paper Company (A)	1,693	21,967
Mobile Telecommunications Company Saudi Arabia (A)	18,142	65,165
Mouwasat Medical Services Company	991	54,973
Najran Cement Company	4,857	23,658
National Gas & Industrialization Company	1,152	16,973
National Gypsum	1,677	20,896
National Industrialization Company (A)	7,052	42,719
National Petrochemical Company	3,266	39,413
Northern Region Cement Company	4,267	14,722
Rabigh Refining & Petrochemical Company (A)	9,052	59,424
Riyad Bank	18,825	178,431
SABIC Agri-Nutrients Company	3,477	148,148
Sahara International Petrochemical Company	13,711	171,499
Saudi Arabian Mining Company (A)	8,077	230,570
Saudi Automotive Services Company	1,130	11,783
Saudi Basic Industries Corp.	12,344	411,516
Saudi Cement Company	3,305	49,123
Saudi Ceramic Company	1,342	17,578
Saudi Chemical Company Holding	2,191	20,177
Saudi Company For Hardware CJSC	1,537	18,224
Saudi Electricity Company	12,156	89,719
Saudi Ground Services Company (A)	2,496	23,375
Saudi Industrial Investment Group	6,486	61,240
Saudi Industrial Services Company	1,613	12,528
Saudi Kayan Petrochemical Company (A)	32,690	178,715
Saudi Pharmaceutical Industries & Medical Appliances Corp.	1,447	15,010
Saudi Real Estate Company (A)	3,007	16,963
Saudi Research & Media Group (A)	827	55,162
Saudi Telecom Company	13,737	419,133
Saudia Dairy & Foodstuff Company	624	28,489
Seera Group Holding (A)	7,450	42,158
Southern Province Cement Company	1,999	36,310
Tabuk Cement Company (A)	2,710	12,709
The Company for Cooperative Insurance	1,474	30,979
The National Agriculture Development Company (A)	1,158	9,548
The Qassim Cement Company	1,844	37,926
The Saudi British Bank	13,370	138,333
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	46

	Shares	Value
Saudi Arabia (continued)
The Saudi Investment Bank	12,910	$60,704
The Saudi National Bank	8,618	156,993
The Savola Group	9,987	90,479
Umm Al-Qura Cement Company	2,052	12,854
United Electronics Company	1,193	41,466
United International Transportation Company	1,703	22,183
Walaa Cooperative Insurance Company (A)	1,753	8,508
Yamama Cement Company (A)	3,651	25,609
Yanbu Cement Company	2,788	28,283
Yanbu National Petrochemical Company	5,859	107,546
Singapore 0.1%		89,803
JOYY, Inc., ADR	1,940	89,803
South Africa 4.0%		7,602,151
Absa Group, Ltd.	16,754	192,615
Advtech, Ltd.	30,094	31,249
AECI, Ltd.	4,099	28,907
African Rainbow Minerals, Ltd.	5,734	102,342
Alexander Forbes Group Holdings, Ltd.	77,526	18,685
Anglo American Platinum, Ltd.	894	139,403
AngloGold Ashanti, Ltd.	7,245	169,511
AngloGold Ashanti, Ltd., ADR	4,794	111,413
Aspen Pharmacare Holdings, Ltd.	9,807	128,466
Astral Foods, Ltd.	1,655	17,567
AVI, Ltd.	10,986	51,247
Barloworld, Ltd.	12,459	99,423
Bid Corp., Ltd.	5,510	112,098
Blue Label Telecoms, Ltd. (A)	40,650	14,049
Capitec Bank Holdings, Ltd.	718	96,939
Cashbuild, Ltd.	822	14,811
Caxton & CTP Publishers & Printers, Ltd.	83,154	48,745
Clicks Group, Ltd.	6,184	120,029
Coronation Fund Managers, Ltd.	8,366	25,002
Curro Holdings, Ltd. (A)	9,885	8,615
DataTec, Ltd.	9,421	22,418
Dis-Chem Pharmacies, Ltd. (B)	12,218	27,499
Discovery, Ltd. (A)	10,045	102,871
Distell Group Holdings, Ltd. (A)	2,740	30,481
Exxaro Resources, Ltd.	7,020	90,549
Famous Brands, Ltd. (A)	2,192	10,224
FirstRand, Ltd.	96,505	415,517
Gold Fields, Ltd., ADR	20,107	281,900
Harmony Gold Mining Company, Ltd., ADR	29,967	127,360
Impala Platinum Holdings, Ltd.	23,518	448,591
47	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Africa (continued)
Imperial Logistics, Ltd.	9,991	$42,769
Investec, Ltd.	12,090	68,060
Italtile, Ltd.	28,750	28,988
JSE, Ltd.	3,574	27,818
KAP Industrial Holdings, Ltd.	139,182	42,366
Kumba Iron Ore, Ltd.	1,308	51,704
Liberty Holdings, Ltd.	4,044	27,934
Life Healthcare Group Holdings, Ltd.	50,915	74,138
Long4Life, Ltd.	47,159	18,055
Massmart Holdings, Ltd. (A)	7,381	25,399
Metair Investments, Ltd.	12,087	21,995
MiX Telematics, Ltd., ADR	2,273	26,708
Momentum Metropolitan Holdings	57,013	69,188
Motus Holdings, Ltd.	8,289	59,232
Mpact, Ltd. (A)	6,725	13,625
Mr. Price Group, Ltd.	5,705	77,813
MTN Group, Ltd. (A)	59,570	743,586
MultiChoice Group	11,233	92,163
Murray & Roberts Holdings, Ltd. (A)	42,702	35,045
Naspers, Ltd., N Shares	946	119,130
Nedbank Group, Ltd.	11,708	166,696
Netcare, Ltd.	43,449	41,420
Ninety One, Ltd.	7,245	23,635
Northam Platinum Holdings, Ltd. (A)	7,939	127,545
Oceana Group, Ltd.	3,370	11,827
Old Mutual, Ltd.	136,247	111,861
Omnia Holdings, Ltd.	6,609	27,342
Pepkor Holdings, Ltd. (B)	32,431	46,326
Pick n Pay Stores, Ltd.	14,046	42,085
PPC, Ltd. (A)	113,640	30,132
PSG Group, Ltd. (A)	7,268	38,583
Raubex Group, Ltd.	10,511	27,423
RCL Foods, Ltd.	10,269	9,513
Reunert, Ltd.	7,864	24,057
Royal Bafokeng Platinum, Ltd.	9,402	111,453
Sanlam, Ltd.	36,982	155,847
Santam, Ltd.	1,313	23,415
Sappi, Ltd. (A)	32,025	106,254
Sasol, Ltd. (A)	10,147	232,822
Shoprite Holdings, Ltd.	10,504	156,681
Sibanye Stillwater, Ltd., ADR	21,507	411,214
Standard Bank Group, Ltd.	22,739	240,943
Sun International, Ltd. (A)	5,842	9,481
Super Group, Ltd.	21,896	44,705
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	48

	Shares	Value
South Africa (continued)
Telkom SA SOC, Ltd. (A)	16,120	$43,289
The Bidvest Group, Ltd.	6,674	91,443
The Foschini Group, Ltd.	13,223	107,236
The SPAR Group, Ltd.	5,771	61,568
Tiger Brands, Ltd.	6,459	68,543
Transaction Capital, Ltd.	12,485	35,943
Truworths International, Ltd.	7,523	28,614
Vodacom Group, Ltd.	9,373	90,169
Wilson Bayly Holmes-Ovcon, Ltd.	3,159	17,141
Woolworths Holdings, Ltd.	25,117	82,703
South Korea 13.2%		24,884,221
Able C&C Company, Ltd. (A)	359	2,034
Advanced Process Systems Corp. (A)	1,012	19,018
Aekyung Chemical Company, Ltd.	1,138	9,661
AfreecaTV Company, Ltd.	224	26,179
Ahnlab, Inc.	288	15,669
Ajin Industrial Company, Ltd. (A)	2,965	6,908
Alteogen, Inc. (A)	493	22,205
ALUKO Company, Ltd. (A)	3,314	11,430
Amorepacific Corp.	521	80,422
AMOREPACIFIC Group	998	40,775
Ananti, Inc. (A)	2,455	19,191
Aprogen Pharmaceuticals, Inc. (A)	18,480	12,184
Asia Paper Manufacturing Company, Ltd.	151	5,792
Atinum Investment Company, Ltd.	6,093	24,693
Austem Company, Ltd. (A)	1,208	2,042
Bcworld Pharm Company, Ltd.	17	182
BGF Company, Ltd.	2,408	10,154
BGF retail Company, Ltd.	220	31,167
BH Company, Ltd.	1,811	29,424
Binex Company, Ltd. (A)	1,385	15,369
Binggrae Company, Ltd. (A)	278	12,408
BIT Computer Company, Ltd.	489	3,479
BNK Financial Group, Inc.	7,863	51,763
Boditech Med, Inc.	681	8,651
Bookook Securities Company, Ltd. (A)	368	7,236
Boryung Pharmaceutical Company, Ltd.	912	9,517
Bosung Power Technology Company, Ltd. (A)	1,899	8,256
Bukwang Pharmaceutical Company, Ltd.	919	9,568
Cafe24 Corp. (A)	605	9,916
Celltrion Healthcare Company, Ltd.	641	34,070
Celltrion Pharm, Inc. (A)	256	18,871
Celltrion, Inc.	1,434	191,426
49	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Chabiotech Company, Ltd. (A)	1,250	$18,121
Cheil Worldwide, Inc.	2,237	42,060
Chemtronics Company, Ltd.	1,041	23,088
Cheryong Electric Company, Ltd.	496	1,950
Choa Pharmaceutical Company (A)	887	2,627
Chong Kun Dang Pharmaceutical Corp. (A)	415	33,346
Chongkundang Holdings Corp. (A)	208	11,894
Chorokbaem Media Company, Ltd. (A)	8,883	18,960
Chosun Refractories Company, Ltd.	99	6,478
CJ CheilJedang Corp.	351	111,181
CJ Corp.	742	52,271
CJ ENM Company, Ltd.	412	44,959
CJ Logistics Corp. (A)	437	45,309
Cloud Air Company, Ltd. (A)	1,085	1,210
CMG Pharmaceutical Company, Ltd. (A)	4,018	10,874
Com2uS Corp.	281	26,157
Com2uS Holdings Corp.	325	36,857
Coreana Cosmetics Company, Ltd. (A)	428	1,446
Cosmax, Inc. (A)	460	33,151
Cosmochemical Company, Ltd. (A)	950	10,899
Coway Company, Ltd.	1,438	86,365
CrystalGenomics, Inc. (A)	2,100	9,993
CS Wind Corp.	504	25,324
CTC BIO, Inc. (A)	644	5,168
Cuckoo Holdings Company, Ltd. (A)	645	9,576
Cuckoo Homesys Company, Ltd. (A)	761	24,572
D.I Corp.	851	5,363
Daea TI Company, Ltd. (A)	1,930	7,637
Daedong Corp. (A)	657	6,663
Daeduck Electronics Company, Ltd.	1,054	22,099
Daehan Steel Company, Ltd.	1,190	23,690
Daejoo Electronic Materials Company, Ltd.	405	30,618
Daesang Corp. (A)	1,153	21,474
Daewon Cable Company, Ltd. (A)	2,197	3,688
Daewon Pharmaceutical Company, Ltd.	712	11,166
Daewoo Engineering & Construction Company, Ltd. (A)	7,816	41,111
Daewoong Company, Ltd. (A)	971	24,490
Daewoong Pharmaceutical Company, Ltd. (A)	135	18,793
Daihan Pharmaceutical Company, Ltd.	428	10,278
Daishin Securities Company, Ltd. (A)	1,799	25,544
Danal Company, Ltd. (A)	1,829	15,209
Daou Technology, Inc.	1,699	30,609
Dasan Networks, Inc. (A)	946	5,139
Dawonsys Company, Ltd.	1,082	26,126
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	50

	Shares	Value
South Korea (continued)
DB Financial Investment Company, Ltd. (A)	3,443	$17,973
DB HiTek Company, Ltd.	977	57,267
DB Insurance Company, Ltd.	2,572	132,415
Dentium Company, Ltd. (A)	535	27,141
Deutsch Motors, Inc.	2,653	18,673
DGB Financial Group, Inc.	6,891	54,545
DHP Korea Company, Ltd.	549	3,396
DIO Corp. (A)	618	17,032
DL Construction Company, Ltd.	32	726
DL E&C Company, Ltd.	885	95,408
DL Holdings Company, Ltd.	706	35,746
Dong-A ST Company, Ltd.	230	13,087
Dongjin Semichem Company, Ltd.	1,174	35,121
DongKook Pharmaceutical Company, Ltd.	903	15,947
Dongkuk Steel Mill Company, Ltd.	3,295	45,788
Dongsuh Companies, Inc.	1,160	26,570
Dongsung Chemical Company, Ltd. (A)	982	3,787
Dongsung Finetec Company, Ltd. (A)	639	5,921
Dongwha Enterprise Company, Ltd. (A)	429	25,761
Dongwon F&B Company, Ltd.	69	9,968
Dongwon Industries Company, Ltd.	102	17,869
Dongwon Systems Corp.	324	14,449
Doosan Bobcat, Inc.	1,640	52,636
Doosan Company, Ltd. (A)	217	20,766
Doosan Fuel Cell Company, Ltd. (A)	821	26,883
Doosan Heavy Industries & Construction Company, Ltd. (A)	2,496	43,764
DoubleUGames Company, Ltd.	350	14,545
Douzone Bizon Company, Ltd.	422	17,089
Duk San Neolux Company, Ltd. (A)	413	13,474
E1 Corp.	458	17,852
Ecopro BM Company, Ltd.	123	38,924
Ecopro Company, Ltd.	410	30,135
Ecopro HN Company, Ltd.	540	23,808
Ehwa Technologies Information Company, Ltd. (A)	4,172	4,518
E-MART, Inc.	551	60,089
EMW Company, Ltd. (A)	8,120	9,282
ENF Technology Company, Ltd.	543	13,116
Eo Technics Company, Ltd. (A)	333	27,863
Estechpharma Company, Ltd. (A)	422	3,175
Eugene Corp. (A)	3,338	12,990
Eugene Investment & Securities Company, Ltd. (A)	7,899	22,279
Eugene Technology Company, Ltd.	653	23,842
F&F Company, Ltd. (A)	172	128,559
Fila Holdings Corp.	1,679	49,616
51	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Fine Semitech Corp.	1,035	$18,001
Foosung Company, Ltd.	1,456	25,995
Gemvax & Kael Company, Ltd. (A)	1,519	19,334
Genexine, Inc. (A)	229	8,927
Geumhwa PSC Company, Ltd. (A)	327	8,775
GNCO Company, Ltd. (A)	3,240	1,821
GOLFZON Company, Ltd. (A)	153	19,459
Grand Korea Leisure Company, Ltd. (A)	1,534	18,801
Green Cross Corp.	117	17,803
Green Cross Holdings Corp.	976	18,205
GS Engineering & Construction Corp.	2,836	101,923
GS Holdings Corp.	1,742	58,251
GS Retail Company, Ltd.	2,337	51,969
Halla Holdings Corp.	659	22,341
Hana Financial Group, Inc.	7,654	310,966
Hana Micron, Inc.	2,888	45,725
Hanall Biopharma Company, Ltd. (A)	1,203	18,877
Handok, Inc.	440	7,578
Handsome Company, Ltd.	592	17,753
Hanil Cement Company, Ltd.	1,300	19,780
Hanil Hyundai Cement Company, Ltd.	101	2,500
Hanjin Transportation Company, Ltd. (A)	574	13,690
Hankook Tire & Technology Company, Ltd.	2,977	87,712
Hanmi Pharm Company, Ltd. (A)	123	27,245
Hanmi Semiconductor Company, Ltd.	1,328	37,437
HanmiGlobal Company, Ltd.	473	4,901
Hanon Systems	4,596	44,509
Hansae Company, Ltd.	698	13,246
Hansae Yes24 Holdings Company, Ltd.	769	3,939
Hanshin Construction Company, Ltd. (A)	985	13,450
Hansol Chemical Company, Ltd.	257	46,391
Hansol Paper Company, Ltd.	1,635	16,847
Hanssem Company, Ltd.	268	16,392
Hanwha Aerospace Company, Ltd.	1,538	67,158
Hanwha Corp. (A)	1,297	33,086
Hanwha General Insurance Company, Ltd. (A)	6,667	23,797
Hanwha Investment & Securities Company, Ltd. (A)	8,046	32,593
Hanwha Life Insurance Company, Ltd. (A)	11,044	27,274
Hanwha Solutions Corp. (A)	4,210	119,688
Hanyang Eng Company, Ltd.	1,161	14,841
Hanyang Securities Company, Ltd. (A)	2	25
HB SOLUTION Company, Ltd. (A)	209	2,943
HDC Hyundai Development Co-Engineering & Construction, Series E (A)	2,487	33,470
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	52

	Shares	Value
South Korea (continued)
HDCLabs Company, Ltd. (A)	262	$2,287
Helixmith Company, Ltd. (A)	642	10,732
Hite Jinro Company, Ltd. (A)	827	24,608
Hitejinro Holdings Company, Ltd. (A)	5	55
HJ Magnolia Yongpyong Hotel & Resort Corp. (A)	1,056	4,396
HLB, Inc. (A)	1,038	27,197
HMM Company, Ltd. (A)	6,961	168,618
Homecast Company, Ltd. (A)	1,134	3,067
Hotel Shilla Company, Ltd.	523	35,348
HS Industries Company, Ltd. (A)	3,265	14,504
Huchems Fine Chemical Corp.	1,256	23,368
Hugel, Inc.	171	21,086
Huons Global Company, Ltd.	662	16,763
Huvis Corp. (A)	1,370	8,282
Huvitz Company, Ltd. (A)	672	4,729
Hwa Shin Company, Ltd. (A)	1,306	7,202
Hyosung Advanced Materials Corp.	79	30,991
Hyosung Chemical Corp. (A)	80	18,588
Hyosung Corp.	244	17,413
Hyosung Heavy Industries Corp. (A)	67	3,143
Hyosung TNC Corp.	144	58,556
Hyundai BNG Steel Company, Ltd.	218	3,026
Hyundai Construction Equipment Company, Ltd.	833	23,452
Hyundai Department Store Company, Ltd.	380	24,757
Hyundai Doosan Infracore Company, Ltd. (A)	5,048	28,592
Hyundai Electric & Energy System Company, Ltd. (A)	1,095	18,785
Hyundai Elevator Company, Ltd. (A)	946	29,934
Hyundai Engineering & Construction Company, Ltd.	2,088	76,071
Hyundai Glovis Company, Ltd.	797	117,570
Hyundai Greenfood Company, Ltd.	3,412	23,977
Hyundai Heavy Industries Holdings Company, Ltd.	1,150	49,518
Hyundai Home Shopping Network Corp.	441	21,443
Hyundai HT Company, Ltd. (A)	353	2,799
Hyundai Livart Furniture Company, Ltd.	1,313	15,307
Hyundai Marine & Fire Insurance Company, Ltd.	2,896	69,559
Hyundai Mipo Dockyard Company, Ltd.	660	44,333
Hyundai Mobis Company, Ltd.	1,017	190,958
Hyundai Motor Company	2,041	300,327
Hyundai Rotem Company, Ltd. (A)	807	13,449
Hyundai Steel Company	2,324	77,507
Hyundai Wia Corp.	378	19,430
Hyupjin Company, Ltd. (A)(D)	724	2,698
IA, Inc. (A)	25,761	21,651
IHQ, Inc. (A)	4,680	4,581
53	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Iljin Materials Company, Ltd.	293	$22,428
Ilyang Pharmaceutical Company, Ltd.	639	13,453
iMarketKorea, Inc.	1,567	13,073
Industrial Bank of Korea	10,089	90,635
Innocean Worldwide, Inc.	383	15,972
Inscobee, Inc. (A)	4,497	10,200
Insun ENT Company, Ltd. (A)	1,874	16,362
Interpark Corp.	2,562	12,721
INTOPS Company, Ltd.	657	18,141
IS Dongseo Company, Ltd. (A)	614	27,154
i-SENS, Inc.	526	12,203
IsuPetasys Company, Ltd. (A)	1,612	9,771
Jayjun Cosmetic Company, Ltd. (A)	2,132	1,702
JB Financial Group Company, Ltd.	7,275	49,830
Jcontentree Corp. (A)	206	9,826
Jeil Savings Bank (A)(D)	1,850	0
JVM Company, Ltd. (A)	218	2,570
JYP Entertainment Corp. (A)	1,091	45,849
Kakao Corp.	1,470	116,419
Kangwon Land, Inc. (A)	1,542	34,297
KAON Media Company, Ltd.	362	3,831
KB Financial Group, Inc.	7,951	392,258
KC Tech Company, Ltd.	460	8,027
KCC Corp.	117	32,759
KCC Engineering & Construction Company, Ltd.	812	5,679
KCC Glass Corp.	684	33,228
KEPCO Plant Service & Engineering Company, Ltd. (A)	870	27,045
KG Dongbu Steel Company, Ltd.	2,195	19,291
Kginicis Company, Ltd.	1,735	25,329
KGMobilians Company, Ltd.	1,431	10,182
KH Electron Company, Ltd.	1,293	708
KH FEELUX Company, Ltd. (A)	1,899	3,209
KH Vatec Company, Ltd.	1,068	19,655
Kia Corp.	5,273	326,902
KIWOOM Securities Company, Ltd. (A)	814	69,121
KMH Company, Ltd. (A)	1,202	7,191
KMW Company, Ltd. (A)	436	11,370
Koh Young Technology, Inc.	1,589	25,414
Kolmar BNH Company, Ltd. (A)	589	17,590
Kolmar Korea Company, Ltd. (A)	453	17,484
Kolmar Korea Holdings Company, Ltd. (A)	571	9,859
Kolon Industries, Inc.	686	33,838
KoMiCo, Ltd. (A)	489	22,182
Korea Aerospace Industries, Ltd. (A)	1,205	37,490
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	54

	Shares	Value
South Korea (continued)
Korea Circuit Company, Ltd. (A)	877	$23,311
Korea Electric Power Corp.	5,805	112,497
Korea Electric Terminal Company, Ltd.	438	21,341
Korea Gas Corp.	863	29,669
Korea Investment Holdings Company, Ltd. (A)	1,832	121,709
Korea Line Corp. (A)	8,922	20,781
Korea Petrochemical Industrial Company, Ltd. (A)	150	21,456
Korea Real Estate Investment & Trust Company, Ltd.	13,600	24,900
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	826	61,236
Korea United Pharm, Inc. (A)	348	13,357
Korea Zinc Company, Ltd.	200	91,728
Korean Air Lines Company, Ltd. (A)	5,356	131,955
Korean Reinsurance Company	5,180	41,827
KPM Tech Company, Ltd. (A)	4,649	3,252
KPX Chemical Company, Ltd.	134	5,911
KT Corp.	1,250	33,338
KT Skylife Company, Ltd.	2,656	18,860
KT&G Corp.	2,855	189,791
KTB Investment & Securities Company, Ltd. (A)	4,881	20,728
Kukdo Chemical Company, Ltd. (A)	337	14,924
Kuk-il Paper Manufacturing Company, Ltd. (A)	4,965	15,542
Kumho Petrochemical Company, Ltd. (A)	758	102,262
Kumho Tire Company, Inc. (A)	6,125	20,316
KUMHOE&C Company, Ltd. (A)	1,164	10,485
Kwang Dong Pharmaceutical Company, Ltd.	1,959	11,939
Kyongbo Pharmaceutical Company, Ltd. (A)	455	3,389
Kyung Dong Navien Company, Ltd.	334	12,404
L&C Bio Company, Ltd.	662	17,583
L&F Company, Ltd.	280	46,070
Leaders Cosmetics Company, Ltd. (A)	484	962
LEENO Industrial, Inc.	261	39,416
LF Corp.	1,828	27,246
LG Chem, Ltd.	753	357,332
LG Corp.	1,446	90,881
LG Display Company, Ltd.	2,310	36,328
LG Display Company, Ltd., ADR (A)(C)	22,102	173,280
LG Electronics, Inc.	4,149	433,141
LG HelloVision Company, Ltd.	2,843	11,867
LG Household & Health Care, Ltd.	200	158,689
LG Innotek Company, Ltd.	413	114,010
LG Uplus Corp.	10,544	115,819
LIG Nex1 Company, Ltd.	395	22,541
Lock&Lock Company, Ltd. (A)	920	7,696
Lotte Chemical Corp.	436	80,355
55	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Lotte Chilsung Beverage Company, Ltd.	242	$33,274
Lotte Confectionery Company, Ltd.	114	10,988
Lotte Corp.	417	10,132
LOTTE Fine Chemical Company, Ltd.	703	46,768
Lotte Food Company, Ltd.	33	8,632
LOTTE Himart Company, Ltd.	604	11,729
Lotte Non-Life Insurance Company, Ltd. (A)	7,292	10,504
Lotte Shopping Company, Ltd.	386	27,581
LS Corp.	565	23,058
LS Electric Company, Ltd.	593	21,378
LX Hausys, Ltd.	473	21,806
LX Holdings Corp. (A)	700	5,725
LX International Corp.	1,440	35,784
LX Semicon Company, Ltd.	375	36,020
Macquarie Korea Infrastructure Fund	10,735	122,531
Maeil Dairies Company, Ltd.	256	14,547
Maeil Holdings Company, Ltd.	480	3,773
Mando Corp.	1,316	50,314
Mcnex Company, Ltd.	678	26,071
Medytox, Inc. (A)	350	35,643
Meerecompany, Inc.	81	1,684
MegaStudyEdu Company, Ltd.	501	34,795
Meritz Financial Group, Inc.	2,190	67,341
Meritz Fire & Marine Insurance Company, Ltd.	2,586	88,873
Meritz Securities Company, Ltd.	13,764	67,402
MiCo, Ltd. (A)	1,727	16,547
Mirae Asset Life Insurance Company, Ltd.	6,888	23,497
Mirae Asset Securities Company, Ltd.	10,763	79,424
Mirae Asset Venture Investment Company, Ltd. (A)	2,606	23,322
MK Electron Company, Ltd.	1,378	17,314
Multicampus Company, Ltd.	178	6,267
MyungMoon Pharm Company, Ltd. (A)	1,061	3,455
Namhae Chemical Corp. (A)	1,084	8,766
Namsun Aluminum Company, Ltd. (A)	7,722	15,187
NAVER Corp.	811	216,097
NCSoft Corp.	195	72,237
Neowiz (A)	886	18,340
NEPES Corp. (A)	486	11,646
Netmarble Corp. (B)	311	26,724
Nexen Tire Corp. (A)	4,056	21,352
NextEye Company, Ltd. (A)	397	402
NH Investment & Securities Company, Ltd. (A)	3,814	36,908
NHN Corp. (A)	718	21,440
NHN KCP Corp. (A)	1,233	24,256
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	56

	Shares	Value
South Korea (continued)
NICE Holdings Company, Ltd.	1,125	$15,677
Nice Information & Telecommunication, Inc. (A)	598	14,301
NICE Information Service Company, Ltd. (A)	1,825	28,330
Nong Woo Bio Company, Ltd.	564	5,099
NongShim Company, Ltd.	120	30,725
NOROO Paint & Coatings Company, Ltd. (A)	430	3,821
OCI Company, Ltd.	554	49,007
Opto Device Technology Company, Ltd. (A)	373	2,269
Orion Holdings Corp.	1,265	14,913
Osstem Implant Company, Ltd. (D)	379	44,981
Osung Advanced Materials Company, Ltd. (A)	5,009	9,352
Ottogi Corp.	37	13,350
Pan Ocean Company, Ltd.	9,495	52,397
Paradise Company, Ltd. (A)	1,307	18,232
Partron Company, Ltd.	1,950	18,775
Pearl Abyss Corp. (A)	412	33,044
People & Technology, Inc. (A)	844	30,313
PharmaResearch Company, Ltd.	170	12,464
Pharmicell Company, Ltd. (A)	1,235	11,349
PI Advanced Materials Company, Ltd.	558	20,362
Poongsan Corp.	1,263	33,638
POSCO	1,342	319,294
POSCO Chemical Company, Ltd.	317	30,365
Posco International Corp.	2,195	38,086
PSK, Inc.	656	26,174
Pulmuone Company, Ltd.	814	11,080
RFHIC Corp.	601	14,292
S-1 Corp.	792	46,105
Sam Chun Dang Pharm Company, Ltd.	567	17,298
Sam Yung Trading Company, Ltd.	901	10,342
Samchully Company, Ltd. (A)	159	13,435
Samick THK Company, Ltd.	534	5,682
Samjin Pharmaceutical Company, Ltd.	502	10,595
SAMPYO Cement Company, Ltd.	2,549	10,079
Samsung Biologics Company, Ltd. (A)(B)	98	63,754
Samsung C&T Corp.	1,299	119,970
Samsung Card Company, Ltd.	1,362	36,579
Samsung Electro-Mechanics Company, Ltd.	1,677	234,459
Samsung Electronics Company, Ltd.	108,733	6,551,533
Samsung Engineering Company, Ltd. (A)	4,426	86,462
Samsung Fire & Marine Insurance Company, Ltd.	884	140,574
Samsung Heavy Industries Company, Ltd. (A)	14,407	70,231
Samsung Life Insurance Company, Ltd.	1,023	51,150
Samsung SDI Company, Ltd.	432	199,083
57	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Samsung SDS Company, Ltd.	655	$76,896
Samsung Securities Company, Ltd.	2,538	89,951
Samwha Capacitor Company, Ltd.	526	24,900
Samyang Foods Company, Ltd.	292	21,363
Samyang Holdings Corp.	267	18,595
Sangsangin Company, Ltd.	3,162	24,676
SaraminHR Company, Ltd.	326	10,742
Seah Besteel Corp.	1,462	21,675
SeAH Holdings Corp.	61	5,426
Sebang Global Battery Company, Ltd.	496	26,490
Seegene, Inc.	1,040	44,574
Sejong Industrial Company, Ltd.	995	6,010
Seojin System Company, Ltd. (A)	696	19,834
Seoul Semiconductor Company, Ltd. (A)	1,598	17,891
SEOWONINTECH Company, Ltd.	540	2,824
Seoyon E-Hwa Company, Ltd. (A)	105	607
Sewon E&C Company, Ltd. (A)	4,490	4,034
SFA Engineering Corp.	833	26,281
SFA Semicon Company, Ltd. (A)	2,349	12,891
SGC eTec E&C Company, Ltd.	159	7,574
SH Energy & Chemical Company, Ltd. (A)	2,681	2,556
Shin Poong Pharmaceutical Company, Ltd. (A)	207	6,046
Shinhan Financial Group Company, Ltd.	11,393	370,680
Shinsegae Engineering & Construction Company, Ltd.	261	7,083
Shinsegae International, Inc.	109	13,885
Shinsegae, Inc.	327	71,772
Shinsung E&G Company, Ltd. (A)	12,585	18,125
Shinyoung Securities Company, Ltd.	377	19,819
SIMMTECH Company, Ltd.	1,094	49,113
SK Chemicals Company, Ltd.	418	43,910
SK D&D Company, Ltd.	481	12,005
SK Discovery Company, Ltd.	404	13,687
SK Gas, Ltd.	234	23,264
SK Hynix, Inc.	12,123	1,263,878
SK Innovation Company, Ltd. (A)	662	111,756
SK Networks Company, Ltd.	9,038	33,347
SK Securities Company, Ltd. (A)	33,889	25,318
SK Telecom Company, Ltd.	546	24,916
SK, Inc.	993	189,673
SKC Company, Ltd.	361	41,982
SL Corp. (A)	916	18,260
SM Entertainment Company, Ltd.	668	41,770
S-MAC Company, Ltd. (A)	4,732	12,967
SNT Holdings Company, Ltd.	302	4,041
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	58

	Shares	Value
South Korea (continued)
SNT Motiv Company, Ltd.	643	$23,249
S-Oil Corp.	1,528	108,823
Solus Advanced Materials Company, Ltd.	400	21,196
Songwon Industrial Company, Ltd.	862	14,716
Soulbrain Company, Ltd.	162	30,932
Soulbrain Holdings Company, Ltd.	248	5,971
Spigen Korea Company, Ltd.	296	10,523
SSANGYONG C&E Company, Ltd.	4,522	28,641
ST Pharm Company, Ltd.	358	29,853
STIC Investments, Inc.	1,746	14,937
Studio Dragon Corp. (A)	258	18,459
Sungshin Cement Company, Ltd. (A)	1,538	16,265
Sungwoo Hitech Company, Ltd.	6,093	24,693
Sunjin Company, Ltd.	1,060	9,903
Sunny Electronics Corp. (A)	1,058	2,609
Suprema, Inc. (A)	225	4,568
SY Company, Ltd. (A)	1,552	4,583
Tae Kyung Industrial Company, Ltd.	604	3,462
Taekwang Industrial Company, Ltd. (A)	15	12,710
Taeyoung Engineering & Construction Company, Ltd.	2,164	17,867
Taihan Electric Wire Company, Ltd. (A)	15,121	20,313
TechWing, Inc.	1,236	19,582
TES Company, Ltd.	818	17,459
Theragen Etex Company, Ltd. (A)	1,048	4,546
Tokai Carbon Korea Company, Ltd.	189	18,666
Tongyang Life Insurance Company, Ltd.	3,769	19,352
Toptec Company, Ltd. (A)	1,541	10,496
TY Holdings Company, Ltd. (A)	1,334	30,415
Uju Electronics Company, Ltd.	578	13,099
Union Semiconductor Equipment & Materials Company, Ltd.	1,777	17,081
Unison Company, Ltd. (A)	8,470	18,731
Value Added Technology Company, Ltd.	533	16,337
Vidente Company, Ltd. (A)	756	10,413
Webzen, Inc. (A)	1,268	24,676
Whanin Pharmaceutical Company, Ltd. (A)	637	8,945
Winix, Inc.	1,393	21,451
WiSoL Company, Ltd.	1,676	15,050
WIZIT Company, Ltd. (A)	3,288	3,435
WONIK CUBE Corp. (A)	1,133	2,894
Wonik Holdings Company, Ltd. (A)	3,450	13,140
WONIK IPS Company, Ltd.	731	22,071
Wonik Pne Company, Ltd. (A)	529	12,404
Woori Financial Group, Inc.	11,908	142,439
Woori Investment Bank Company, Ltd.	16,599	12,041
59	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Woori Technology, Inc. (A)	3,129	$5,591
Woorison F&G Company, Ltd.	2,437	4,407
YG Entertainment, Inc.	319	17,648
YJM Games Company, Ltd. (A)	1,588	3,583
Youlchon Chemical Company, Ltd.	1,067	21,317
Youngone Corp.	961	34,177
Youngone Holdings Company, Ltd. (A)	249	9,660
Yuanta Securities Korea Company, Ltd. (A)	8,310	24,698
Yuhan Corp.	870	42,272
Yungjin Pharmaceutical Company, Ltd. (A)	3,547	14,384
Zinus, Inc. (A)	357	22,411
Spain 0.0%		13,501
AmRest Holdings SE (A)	2,461	13,501
Taiwan 16.6%		31,302,580
Abico Avy Company, Ltd.	11,089	10,094
AcBel Polytech, Inc.	18,000	21,719
Accton Technology Corp.	10,796	97,904
Acer, Inc.	116,510	120,917
Acter Group Corp., Ltd.	1,697	13,398
Addcn Technology Company, Ltd.	2,366	19,310
Advanced Ceramic X Corp.	2,000	19,391
Advanced International Multitech Company, Ltd.	8,000	24,380
Advanced Power Electronics Corp.	6,000	22,058
Advantech Company, Ltd.	3,738	49,224
Aerospace Industrial Development Corp.	11,000	11,666
AGV Products Corp. (A)	59,000	22,948
Alltek Technology Corp.	10,598	12,945
Alltop Technology Company, Ltd.	2,000	13,227
Altek Corp.	10,000	15,724
Amazing Microelectronic Corp.	740	5,086
AMPOC Far-East Company, Ltd.	7,000	10,088
AmTRAN Technology Company, Ltd.	18,000	10,422
Anpec Electronics Corp.	3,000	24,379
Apex Biotechnology Corp.	8,060	7,314
Apex International Company, Ltd.	9,000	32,439
Arcadyan Technology Corp.	8,898	36,856
Ardentec Corp.	17,363	31,821
ASE Technology Holding Company, Ltd., ADR	48,264	348,949
Asia Cement Corp.	53,608	86,644
Asia Optical Company, Inc. (A)	9,710	28,473
Asia Pacific Telecom Company, Ltd. (A)	116,666	33,345
Asia Polymer Corp.	10,994	14,566
Asia Vital Components Company, Ltd.	10,667	42,650
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	60

	Shares	Value
Taiwan (continued)
ASMedia Technology, Inc.	1,000	$61,908
ASPEED Technology, Inc.	1,000	98,285
ASROCK, Inc.	3,000	24,530
Asustek Computer, Inc.	11,528	153,789
AU Optronics Corp.	214,000	160,217
AURAS Technology Company, Ltd.	3,000	27,812
Bank of Kaohsiung Company, Ltd.	42,311	20,427
Basso Industry Corp.	8,700	12,890
BES Engineering Corp.	45,200	14,304
Bizlink Holding, Inc.	4,064	44,006
Brighton-Best International Taiwan, Inc.	9,000	12,883
Capital Securities Corp.	64,826	36,682
Career Technology MFG. Company, Ltd. (A)	29,599	25,320
Caswell, Inc.	3,000	9,662
Catcher Technology Company, Ltd.	16,000	82,125
Cathay Financial Holding Company, Ltd.	111,161	249,961
Cathay Real Estate Development Company, Ltd.	19,000	13,049
Center Laboratories, Inc.	16,495	34,813
Century Iron & Steel Industrial Company, Ltd.	5,000	19,553
Chailease Holding Company, Ltd.	27,690	251,301
Chang Hwa Commercial Bank, Ltd.	105,741	67,133
Chang Wah Electromaterials, Inc.	14,090	19,195
Channel Well Technology Company, Ltd.	7,000	9,840
Charoen Pokphand Enterprise	11,465	34,692
Cheng Loong Corp.	22,480	27,742
Cheng Mei Materials Technology Corp. (A)	46,050	21,973
Cheng Shin Rubber Industry Company, Ltd.	54,031	69,122
Cheng Uei Precision Industry Company, Ltd.	16,000	21,985
Chia Chang Company, Ltd.	10,000	17,335
Chia Hsin Cement Corp.	17,089	12,834
Chicony Electronics Company, Ltd.	28,455	91,531
Chicony Power Technology Company, Ltd.	12,305	34,951
China Airlines, Ltd. (A)	119,820	122,173
China Bills Finance Corp.	43,000	26,225
China Development Financial Holding Corp.	211,192	144,627
China General Plastics Corp.	13,690	17,039
China Man-Made Fiber Corp.	59,001	20,479
China Metal Products Company, Ltd.	14,966	19,221
China Motor Corp.	10,000	22,326
China Petrochemical Development Corp. (A)	171,683	74,170
China Steel Chemical Corp.	6,000	25,808
China Steel Corp.	211,038	274,424
Ching Feng Home Fashions Company, Ltd.	11,000	7,191
Chin-Poon Industrial Company, Ltd.	13,642	17,802
61	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Chipbond Technology Corp.	33,000	$82,113
ChipMOS Technologies, Inc.	37,638	71,090
Chong Hong Construction Company, Ltd.	5,024	13,727
Chroma ATE, Inc.	8,440	57,464
Chun Yuan Steel Industry Company, Ltd.	7,381	6,534
Chung Hung Steel Corp.	25,226	37,461
Chung-Hsin Electric & Machinery Manufacturing Corp.	7,000	10,525
Chunghwa Telecom Company, Ltd.	60,000	266,677
Cleanaway Company, Ltd.	2,000	15,200
Clevo Company	17,120	18,872
CMC Magnetics Corp. (A)	29,201	11,488
Compal Electronics, Inc.	114,895	104,671
Compeq Manufacturing Company, Ltd.	60,000	103,972
Concraft Holding Company, Ltd.	5,717	5,716
Continental Holdings Corp.	12,950	10,900
Coremax Corp.	3,990	20,960
Coretronic Corp.	17,000	43,566
Co-Tech Development Corp.	9,000	24,463
CSBC Corp. Taiwan (A)	14,000	10,565
CTBC Financial Holding Company, Ltd.	331,967	324,490
CTCI Corp.	17,000	25,021
Cub Elecparts, Inc.	2,039	11,517
CyberPower Systems, Inc.	4,000	9,749
CyberTAN Technology, Inc.	23,000	20,436
Darfon Electronics Corp.	7,000	11,444
Delta Electronics, Inc.	20,253	180,497
Dimerco Express Corp.	6,000	21,815
D-Link Corp.	19,004	11,241
Dynapack International Technology Corp.	5,000	17,886
E Ink Holdings, Inc.	17,000	91,618
E.Sun Financial Holding Company, Ltd.	187,823	198,539
Eastern Media International Corp.	30,334	35,766
Eclat Textile Company, Ltd.	4,532	93,940
Egis Technology, Inc.	4,000	15,004
Elan Microelectronics Corp.	10,400	61,766
E-LIFE MALL Corp.	6,000	17,775
Elite Advanced Laser Corp.	9,000	16,510
Elite Material Company, Ltd.	9,831	96,405
Elite Semiconductor Microelectronics Technology, Inc.	7,000	36,856
Elitegroup Computer Systems Company, Ltd.	15,000	10,615
eMemory Technology, Inc.	2,000	134,975
Ennoconn Corp.	3,000	21,946
Ennostar, Inc. (A)	17,605	50,530
EnTie Commercial Bank Company, Ltd.	52,000	29,424
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	62

	Shares	Value
Taiwan (continued)
Eternal Materials Company, Ltd.	34,966	$45,451
Eva Airways Corp. (A)	100,332	118,187
Evergreen International Storage & Transport Corp.	15,320	20,869
Evergreen Marine Corp. Taiwan, Ltd.	74,182	389,697
Everlight Electronics Company, Ltd.	16,000	28,818
Far Eastern Department Stores, Ltd.	54,558	41,530
Far Eastern International Bank	114,567	45,585
Far Eastern New Century Corp.	74,878	79,374
Far EasTone Telecommunications Company, Ltd.	53,000	131,087
Farglory Land Development Company, Ltd.	10,526	23,029
Federal Corp.	21,137	20,654
Feng Hsin Steel Company, Ltd.	17,000	51,270
Feng TAY Enterprise Company, Ltd.	8,494	63,317
First Financial Holding Company, Ltd.	181,746	167,340
First Hotel	14,923	7,759
First Steamship Company, Ltd. (A)	31,479	14,228
FLEXium Interconnect, Inc. (A)	14,352	48,992
Flytech Technology Company, Ltd.	6,125	16,197
Formosa Advanced Technologies Company, Ltd.	9,000	12,854
Formosa Chemicals & Fibre Corp.	48,440	137,331
Formosa International Hotels Corp.	4,000	25,560
Formosa Laboratories, Inc. (A)	9,000	18,531
Formosa Petrochemical Corp.	12,000	42,211
Formosa Plastics Corp.	40,880	154,364
Formosa Sumco Technology Corp.	2,000	18,609
Formosa Taffeta Company, Ltd.	32,000	32,668
Formosan Rubber Group, Inc.	18,180	14,388
Foxconn Technology Company, Ltd.	21,617	49,757
Foxsemicon Integrated Technology, Inc.	2,427	19,056
Fubon Financial Holding Company, Ltd.	98,358	265,573
Fulgent Sun International Holding Company, Ltd.	4,112	17,376
Fulltech Fiber Glass Corp. (A)	33,357	18,562
Fusheng Precision Company, Ltd.	3,000	21,168
Fwusow Industry Company, Ltd.	21,000	15,688
Gemtek Technology Corp.	26,496	30,618
General Interface Solution Holding, Ltd.	14,000	45,555
Genius Electronic Optical Company, Ltd.	2,952	48,827
GeoVision, Inc.	1,703	1,780
Getac Holdings Corp.	20,000	42,261
Giant Manufacturing Company, Ltd.	9,000	93,436
Gigabyte Technology Company, Ltd.	17,719	90,796
Ginko International Company, Ltd.	3,150	31,155
Global Brands Manufacture, Ltd.	14,362	18,559
Global Mixed Mode Technology, Inc.	2,000	17,309
63	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Global PMX Company, Ltd.	2,000	$11,636
Globalwafers Company, Ltd.	4,000	99,010
Gloria Material Technology Corp.	22,000	18,958
Gold Circuit Electronics, Ltd.	9,000	26,375
Goldsun Building Materials Company, Ltd.	52,208	49,539
Gourmet Master Company, Ltd.	4,000	16,359
Grand Pacific Petrochemical	48,000	49,232
Grape King Bio, Ltd.	7,000	37,962
Great Taipei Gas Company, Ltd.	25,000	29,405
Great Tree Pharmacy Company, Ltd.	3,000	28,998
Great Wall Enterprise Company, Ltd.	25,036	48,596
Greatek Electronics, Inc.	11,000	28,790
Hannstar Board Corp.	23,213	37,445
HannStar Display Corp.	63,980	36,901
HannsTouch Solution, Inc.	42,000	21,041
Hey Song Corp.	18,250	23,034
Highwealth Construction Corp.	25,446	44,579
Hitron Technology, Inc.	8,267	6,122
Hiwin Technologies Corp.	9,963	95,122
Ho Tung Chemical Corp.	55,773	21,211
Holtek Semiconductor, Inc.	5,000	19,534
Holy Stone Enterprise Company, Ltd.	7,000	29,486
Hon Hai Precision Industry Company, Ltd.	161,352	599,352
Hota Industrial Manufacturing Company, Ltd.	13,309	38,036
Hotai Finance Company, Ltd.	4,000	17,776
Hotai Motor Company, Ltd.	5,000	113,207
Hsin Kuang Steel Company, Ltd.	9,000	20,222
HTC Corp. (A)	26,700	56,171
Hua Nan Financial Holdings Company, Ltd.	140,604	111,489
Huaku Development Company, Ltd.	12,353	40,101
Hung Ching Development & Construction Company, Ltd.	2,000	2,198
Ibase Technology, Inc.	10,000	14,466
IBF Financial Holdings Company, Ltd.	81,474	46,110
Innodisk Corp.	2,600	19,747
Innolux Corp.	304,219	185,121
Inpaq Technology Company, Ltd. (A)	6,650	14,556
International CSRC Investment Holdings Company	35,797	32,834
International Games System Company, Ltd.	2,000	49,433
Inventec Corp.	49,705	45,903
ITE Technology, Inc.	6,000	23,533
ITEQ Corp.	12,626	58,927
Jentech Precision Industrial Company, Ltd.	2,000	27,737
Jourdeness Group, Ltd.	3,000	7,741
Kaimei Electronic Corp.	2,865	9,145
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	64

	Shares	Value
Taiwan (continued)
KEE TAI Properties Company, Ltd.	24,973	$11,035
Kenda Rubber Industrial Company, Ltd.	17,947	19,366
Kerry TJ Logistics Company, Ltd.	9,000	13,897
Kindom Development Company, Ltd.	11,000	14,668
King Slide Works Company, Ltd.	2,000	30,749
King Yuan Electronics Company, Ltd.	47,762	75,243
King’s Town Bank Company, Ltd.	37,000	53,463
Kinpo Electronics, Inc.	52,724	29,086
Kinsus Interconnect Technology Corp.	8,000	66,562
KMC Kuei Meng International, Inc.	3,000	20,760
KS Terminals, Inc.	7,000	23,039
Kung Long Batteries Industrial Company, Ltd.	3,000	14,691
Kwong Lung Enterprise Company, Ltd.	7,000	10,454
LandMark Optoelectronics Corp.	2,000	13,056
Largan Precision Company, Ltd.	2,000	145,346
Lealea Enterprise Company, Ltd. (A)	28,863	11,090
Lida Holdings, Ltd.	4,640	5,627
Lien Hwa Industrial Holdings Corp.	14,109	33,884
Lite-On Technology Corp.	74,250	182,572
Longchen Paper & Packaging Company, Ltd.	46,265	36,046
Lotes Company, Ltd.	2,199	57,114
Lumax International Corp., Ltd.	6,855	18,028
Lung Yen Life Service Corp.	14,000	21,722
Machvision, Inc.	2,079	16,357
Macronix International Company, Ltd.	55,706	88,182
Makalot Industrial Company, Ltd.	8,247	65,148
Marketech International Corp.	4,000	21,529
MediaTek, Inc.	19,000	750,801
Mega Financial Holding Company, Ltd.	185,531	250,022
Mercuries Life Insurance Company, Ltd. (A)	70,526	22,485
Merida Industry Company, Ltd.	3,162	32,205
Merry Electronics Company, Ltd.	6,128	17,983
Micro-Star International Company, Ltd.	21,488	121,123
Mildef Crete, Inc.	4,000	8,706
Mitac Holdings Corp.	38,448	46,477
momo.com, Inc.	1,300	46,279
MPI Corp.	6,000	23,137
Namchow Holdings Company, Ltd.	12,000	21,048
Nan Ya Plastics Corp.	56,860	179,336
Nantex Industry Company, Ltd.	10,039	26,741
Nanya Technology Corp.	24,985	69,968
National Petroleum Company, Ltd.	9,000	15,759
Nien Made Enterprise Company, Ltd.	5,000	64,819
Novatek Microelectronics Corp.	12,000	198,942
65	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
O-Bank Company, Ltd.	100,562	$31,827
Ocean Plastics Company, Ltd.	10,000	12,133
Oneness Biotech Company, Ltd. (A)	3,000	26,593
OptoTech Corp.	23,033	43,825
Orient Semiconductor Electronics, Ltd. (A)	13,000	10,737
Oriental Union Chemical Corp. (A)	36,300	28,340
O-TA Precision Industry Company, Ltd.	5,000	25,953
Pacific Hospital Supply Company, Ltd.	5,498	14,266
Pan-International Industrial Corp.	9,443	12,723
PChome Online, Inc.	7,000	28,599
PCL Technologies, Inc.	3,282	9,275
Pegatron Corp.	56,321	139,595
Pegavision Corp.	1,000	15,779
Pharmally International Holding Company, Ltd. (A)(D)	3,533	2,496
Phison Electronics Corp.	3,000	55,506
Pixart Imaging, Inc.	4,000	19,352
Polytronics Technology Corp.	4,188	15,880
Pou Chen Corp.	60,448	69,709
Power Wind Health Industry, Inc.	3,150	15,174
Powertech Technology, Inc.	33,000	111,934
Poya International Company, Ltd.	1,922	27,851
President Chain Store Corp.	12,000	112,134
President Securities Corp.	29,515	22,826
Primax Electronics, Ltd.	18,000	33,990
Prince Housing & Development Corp.	37,943	18,759
Prodisc Technology, Inc. (A)(D)	540,000	0
Qisda Corp.	45,440	50,220
Quanta Computer, Inc.	59,000	197,290
Quanta Storage, Inc.	14,000	22,270
Radiant Opto-Electronics Corp.	17,343	62,709
Radium Life Tech Company, Ltd.	42,476	16,044
RDC Semiconductor Company, Ltd. (A)	2,000	30,641
Realtek Semiconductor Corp.	10,706	176,520
Rexon Industrial Corp., Ltd.	9,000	13,864
Rich Development Company, Ltd.	36,000	11,784
Ritek Corp. (A)	29,707	10,093
Ruentex Development Company, Ltd.	31,304	80,828
Ruentex Industries, Ltd.	14,664	61,005
Run Long Construction Company, Ltd.	5,000	9,938
Sampo Corp.	16,197	18,122
Sanyang Motor Company, Ltd.	19,389	19,652
SCI Pharmtech, Inc.	4,800	15,508
SDI Corp.	4,000	19,118
Sensortek Technology Corp.	1,000	15,727
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	66

	Shares	Value
Taiwan (continued)
Sercomm Corp.	8,000	$20,900
Shan-Loong Transportation Company, Ltd.	8,000	10,822
Shih Wei Navigation Company, Ltd. (A)	13,000	21,083
Shihlin Electric & Engineering Corp.	13,213	24,476
Shin Hai Gas Corp.	2,491	4,338
Shin Kong Financial Holding Company, Ltd.	247,171	100,236
Shin Zu Shing Company, Ltd.	9,301	30,214
Shining Building Business Company, Ltd. (A)	29,397	11,116
Shinkong Insurance Company, Ltd.	9,000	15,323
Shinkong Synthetic Fibers Corp.	52,287	38,240
Shinkong Textile Company, Ltd.	22,000	33,347
Shiny Chemical Industrial Company, Ltd.	3,937	26,588
Sigurd Microelectronics Corp.	18,842	38,709
Simplo Technology Company, Ltd.	6,520	73,166
Sinbon Electronics Company, Ltd.	6,043	58,095
Sincere Navigation Corp.	13,930	14,221
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Sino-American Silicon Products, Inc.	18,000	118,371
SinoPac Financial Holdings Company, Ltd.	252,419	155,001
Sinyi Realty, Inc.	20,000	24,280
Sitronix Technology Corp.	3,000	31,784
Solar Applied Materials Technology Corp.	12,000	22,455
Sonix Technology Company, Ltd.	7,000	22,093
Sporton International, Inc.	2,933	21,116
St. Shine Optical Company, Ltd.	2,000	20,686
Standard Foods Corp.	15,221	27,641
Sunny Friend Environmental Technology Company, Ltd.	3,000	21,345
Sunonwealth Electric Machine Industry Company, Ltd.	11,000	17,933
Sunplus Technology Company, Ltd.	15,000	18,488
Supreme Electronics Company, Ltd.	25,309	48,599
Swancor Holding Company, Ltd.	7,000	23,143
Syncmold Enterprise Corp.	5,000	12,186
Synnex Technology International Corp.	36,188	93,690
Systex Corp.	5,000	14,741
TA Chen Stainless Pipe (A)	69,559	132,986
Ta Ya Electric Wire & Cable	24,000	20,050
TA-I Technology Company, Ltd.	10,000	21,829
Taichung Commercial Bank Company, Ltd.	129,756	62,245
TaiDoc Technology Corp.	4,000	25,786
Taiflex Scientific Company, Ltd.	10,000	16,427
Tainan Spinning Company, Ltd.	25,397	21,329
Taishin Financial Holding Company, Ltd.	180,216	126,300
Taiwan Business Bank	178,441	71,033
Taiwan Cement Corp.	91,296	154,986
67	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Taiwan Cogeneration Corp.	12,137	$16,066
Taiwan Cooperative Financial Holding Company, Ltd.	171,056	162,278
Taiwan Fertilizer Company, Ltd.	24,000	59,025
Taiwan FU Hsing Industrial Company, Ltd.	7,000	10,529
Taiwan Glass Industry Corp.	35,894	29,871
Taiwan High Speed Rail Corp.	46,000	48,685
Taiwan Hon Chuan Enterprise Company, Ltd.	15,329	41,285
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	9,000	19,606
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)	58,353	6,562
Taiwan Mobile Company, Ltd.	38,700	143,108
Taiwan Navigation Company, Ltd.	16,000	21,916
Taiwan Paiho, Ltd.	15,342	43,201
Taiwan PCB Techvest Company, Ltd.	14,000	25,794
Taiwan Secom Company, Ltd.	8,430	30,948
Taiwan Semiconductor Company, Ltd.	8,000	19,774
Taiwan Semiconductor Manufacturing Company, Ltd.	413,000	8,879,313
Taiwan Shin Kong Security Company, Ltd.	13,724	19,293
Taiwan Styrene Monomer	16,821	10,401
Taiwan Surface Mounting Technology Corp.	8,636	36,439
Taiwan TEA Corp. (A)	18,723	14,383
Taiwan Union Technology Corp.	10,000	30,984
Tatung Company, Ltd. (A)	45,526	51,380
TCI Company, Ltd.	3,977	27,889
Teco Electric & Machinery Company, Ltd.	42,109	45,485
The Ambassador Hotel (A)	17,000	19,726
The Shanghai Commercial & Savings Bank, Ltd.	36,000	59,301
Thinking Electronic Industrial Company, Ltd.	4,000	20,114
Ton Yi Industrial Corp.	45,000	23,589
Tong Hsing Electronic Industries, Ltd.	2,913	30,517
Tong Yang Industry Company, Ltd.	26,043	30,414
Topco Scientific Company, Ltd.	5,048	31,268
Topkey Corp.	2,000	9,746
TPK Holding Company, Ltd.	23,000	31,867
Transcend Information, Inc.	4,000	10,145
Tripod Technology Corp.	13,770	63,133
TSRC Corp.	25,706	32,600
Ttet Union Corp.	4,000	22,080
TTY Biopharm Company, Ltd.	10,094	24,654
Tung Ho Steel Enterprise Corp.	15,502	39,047
Tung Thih Electronic Company, Ltd.	4,000	20,736
TXC Corp.	10,659	37,259
TYC Brother Industrial Company, Ltd.	16,531	11,019
Ultra Chip, Inc.	4,100	27,939
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	68

	Shares	Value
Taiwan (continued)
U-Ming Marine Transport Corp.	7,000	$15,335
Unimicron Technology Corp.	19,855	184,608
Union Bank of Taiwan (A)	63,530	31,343
Uni-President Enterprises Corp.	120,803	290,639
Unitech Printed Circuit Board Corp. (A)	17,326	11,265
United Integrated Services Company, Ltd.	8,200	51,913
United Microelectronics Corp.	210,468	396,596
United Renewable Energy Company, Ltd. (A)	50,337	37,321
Universal Cement Corp.	20,819	15,970
Universal Vision Biotechnology Company, Ltd.	3,000	29,146
Unizyx Holding Corp. (A)	10,000	11,592
UPC Technology Corp.	31,164	23,578
USI Corp.	27,318	28,018
Vanguard International Semiconductor Corp.	24,000	108,921
Ve Wong Corp.	9,450	11,249
Ventec International Group Company, Ltd.	4,000	17,097
Visual Photonics Epitaxy Company, Ltd.	4,275	17,390
Voltronic Power Technology Corp.	1,360	70,629
Wafer Works Corp.	23,007	60,485
Wah Lee Industrial Corp.	8,160	31,224
Walsin Lihwa Corp.	53,000	53,599
Walsin Technology Corp. (A)	11,805	62,529
Wan Hai Lines, Ltd.	20,437	139,206
WAN HWA Enterprise Company	2,975	1,294
Win Semiconductors Corp.	7,582	83,006
Winbond Electronics Corp.	92,519	111,420
Wintek Corp. (A)(D)	819,661	0
Wisdom Marine Lines Company, Ltd.	14,372	46,757
Wistron Corp.	106,382	112,112
Wistron NeWeb Corp.	13,483	34,343
Wiwynn Corp.	3,000	107,147
Wowprime Corp.	5,000	24,519
WPG Holdings, Ltd.	35,779	71,405
WT Microelectronics Company, Ltd.	17,497	52,431
XinTec, Inc.	4,000	17,271
Xxentria Technology Materials Corp.	6,124	15,227
Yageo Corp.	9,939	163,067
Yang Ming Marine Transport Corp. (A)	52,613	222,369
YC INOX Company, Ltd.	19,000	22,681
YFY, Inc.	41,614	50,268
Yieh Phui Enterprise Company, Ltd. (A)	22,896	19,988
Youngtek Electronics Corp.	5,058	15,014
Yuanta Financial Holding Company, Ltd.	168,663	150,666
Yuen Foong Yu Consumer Products Company, Ltd.	6,000	10,408
69	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Yulon Finance Corp.	6,141	$44,685
Yulon Motor Company, Ltd.	21,810	32,110
Yungshin Construction & Development Company, Ltd.	9,000	23,820
Zhen Ding Technology Holding, Ltd.	23,050	76,452
Zig Sheng Industrial Company, Ltd.	37,000	20,509
ZongTai Real Estate Development Company, Ltd.	16,000	22,541
Thailand 2.2%		4,225,251
AAPICO Hitech PCL	12,870	9,051
Absolute Clean Energy PCL	104,700	10,099
Advanced Info Service PCL	19,691	138,611
Advanced Information Technology PCL	78,900	17,068
AEON Thana Sinsap Thailand PCL, NVDR	2,900	17,577
Airports of Thailand PCL (A)	60,800	120,125
Allianz Ayudhya Capital PCL	12,100	15,675
Amata Corp. PCL	40,900	26,868
AP Thailand PCL	139,778	45,435
Asset World Corp. PCL (A)	161,000	23,719
B Grimm Power PCL	18,300	19,416
Bangchak Corp. PCL	47,400	45,186
Bangkok Airways PCL (A)	63,400	18,404
Bangkok Bank PCL	5,505	23,717
Bangkok Chain Hospital PCL	43,625	25,512
Bangkok Commercial Asset Management PCL	37,900	25,515
Bangkok Dusit Medical Services PCL	107,700	78,308
Bangkok Expressway & Metro PCL	157,225	42,989
Bangkok Insurance PCL	4,870	39,986
Bangkok Land PCL	480,800	15,316
Bangkok Life Assurance PCL, NVDR	15,160	20,337
Banpu PCL	120,666	40,441
Banpu Power PCL	31,100	15,928
BCPG PCL	40,400	15,486
BEC World PCL (A)	54,300	27,563
Berli Jucker PCL	26,500	27,249
Better World Green PCL (A)	256,000	7,789
BTS Group Holdings PCL	100,400	29,267
Bumrungrad Hospital PCL	6,300	29,688
Cal-Comp Electronics Thailand PCL	272,675	23,634
Carabao Group PCL	4,100	13,423
Central Pattana PCL	36,900	62,750
Central Retail Corp. PCL	29,700	34,923
CH Karnchang PCL	59,423	38,338
Charoen Pokphand Foods PCL	132,033	102,301
Chularat Hospital PCL	197,600	21,186
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	70

	Shares	Value
Thailand (continued)
CK Power PCL	144,900	$22,696
Com7 PCL	12,400	31,479
CP ALL PCL	90,800	189,701
Delta Electronics Thailand PCL	3,200	40,065
Dhipaya Group Holdings PCL (A)	23,600	43,215
Dohome PCL	21,100	15,299
Dynasty Ceramic PCL	351,500	32,254
Eastern Polymer Group PCL	43,500	13,194
Eastern Water Resources Development & Management PCL	35,400	8,298
Electricity Generating PCL	6,200	34,152
Energy Absolute PCL	20,900	61,083
Forth Corp. PCL	16,900	13,749
GFPT PCL	38,500	15,467
Global Power Synergy PCL	17,182	39,665
Group Lease PCL, NVDR (A)(D)	54,000	1,074
Gulf Energy Development PCL	14,300	22,233
Gunkul Engineering PCL	209,600	40,006
Hana Microelectronics PCL	18,600	29,275
Home Product Center PCL	94,312	44,164
Indorama Ventures PCL	35,500	49,183
Intouch Holdings PCL	3,700	8,604
IRPC PCL	400,700	46,970
Italian-Thai Development PCL (A)	329,300	20,867
Jasmine International PCL (A)	184,138	20,354
JMT Network Services PCL	12,139	25,400
Kang Yong Electric PCL	130	1,489
KCE Electronics PCL	15,800	29,416
Kiatnakin Phatra Bank PCL	10,300	21,574
Krung Thai Bank PCL	37,450	16,112
Krungthai Card PCL	12,000	23,352
Land & Houses PCL	190,300	56,044
LH Financial Group PCL	157,800	7,033
LPN Development PCL	58,200	8,281
MBK PCL (A)	29,028	11,153
Mega Lifesciences PCL	11,600	15,280
Minor International PCL (A)	24,400	23,108
MK Restaurants Group PCL	12,000	19,892
Muangthai Capital PCL	13,900	22,015
Origin Property PCL	40,350	14,775
Osotspa PCL	35,900	38,861
PCS Machine Group Holding PCL	53,400	8,186
Plan B Media PCL (A)	125,064	30,519
Polyplex Thailand PCL	14,100	11,783
Precious Shipping PCL	24,200	13,029
71	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
Prima Marine PCL	49,900	$8,802
Pruksa Holding PCL	26,800	11,815
PTG Energy PCL	31,400	13,893
PTT Exploration & Production PCL	32,528	136,951
PTT Global Chemical PCL	23,492	38,284
PTT PCL	215,800	262,687
Quality Houses PCL	489,271	34,225
Rajthanee Hospital PCL	9,500	9,447
Ratch Group PCL	21,600	30,461
Ratchthani Leasing PCL	163,218	21,871
Regional Container Lines PCL	18,700	27,197
Rojana Industrial Park PCL	52,700	10,512
RS PCL (A)	16,600	8,625
Sabina PCL	12,700	8,447
Saha-Union PCL	53,300	55,008
Samart Corp. PCL (A)	27,900	5,381
Sansiri PCL	773,509	29,297
Sermsang Power Corp. Company, Ltd.	23,100	8,432
Siam City Cement PCL	2,541	12,539
Siam Global House PCL	36,257	21,970
Siamgas & Petrochemicals PCL	54,100	23,089
Singha Estate PCL (A)	157,900	9,439
Sino-Thai Engineering & Construction PCL	50,900	22,105
Somboon Advance Technology PCL	19,007	12,299
SPCG PCL	38,800	21,170
Sri Trang Agro-Industry PCL	44,300	36,379
Sri Trang Gloves Thailand PCL	39,100	30,888
Srisawad Corp. PCL	22,700	40,300
Star Petroleum Refining PCL (A)	71,900	19,770
Supalai PCL	45,650	30,744
Super Energy Corp. PCL	697,500	19,682
Thai Oil PCL	34,300	57,020
Thai Union Group PCL	107,300	67,106
Thai Vegetable Oil PCL	23,500	23,413
Thaicom PCL	15,900	4,785
Thaifoods Group PCL	112,700	14,660
The Siam Cement PCL	11,150	134,186
The Siam Commercial Bank PCL	11,231	43,399
Thonburi Healthcare Group PCL	16,900	25,747
Thoresen Thai Agencies PCL	46,900	14,365
Tipco Asphalt PCL, NVDR	31,100	17,435
Tisco Financial Group PCL	8,100	24,299
TMBThanachart Bank PCL	368,010	15,513
TOA Paint Thailand PCL	10,900	9,715
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	72

	Shares	Value
Thailand (continued)
Total Access Communication PCL, NVDR	22,200	$32,046
TPI Polene PCL	404,300	21,458
TPI Polene Power PCL	106,000	13,245
TQM Corp. PCL	14,600	20,252
True Corp. PCL	512,588	78,794
TTW PCL	49,900	17,550
U City PCL (A)	237,300	12,628
Unique Engineering & Construction PCL (A)	61,580	10,677
Univanich Palm Oil PCL	42,900	9,679
WHA Corp. PCL	174,900	18,256
Workpoint Entertainment PCL	11,640	8,085
Turkey 0.4%		750,379
Akbank TAS	67,088	34,244
Aksa Akrilik Kimya Sanayii AS	15,418	40,157
Anadolu Anonim Turk Sigorta Sirketi	15,271	5,776
Arcelik AS	4,380	17,526
Aselsan Elektronik Sanayi Ve Ticaret AS	9,214	14,892
Bera Holding AS (A)	6,956	4,104
BIM Birlesik Magazalar AS	8,299	43,904
Borusan Yatirim ve Pazarlama AS	11	275
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,525	2,894
Coca-Cola Icecek AS	2,666	20,991
Enka Insaat ve Sanayi AS	26,613	23,558
Eregli Demir ve Celik Fabrikalari TAS	16,833	37,885
Ford Otomotiv Sanayi AS	1,299	25,321
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	374
Hektas Ticaret TAS (A)	21,125	19,787
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	8,657	8,424
Is Yatirim Menkul Degerler AS	9,331	11,849
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (A)	37,562	31,787
KOC Holding AS	12,619	28,897
Koza Altin Isletmeleri AS (A)	997	8,266
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	8,796	12,476
Migros Ticaret AS (A)	5,109	13,307
Otokar Otomotiv Ve Savunma Sanayi A.S.	263	7,702
Pegasus Hava Tasimaciligi AS (A)	1,333	9,017
Petkim Petrokimya Holding AS (A)	35,494	19,893
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	8,941	11,022
Sasa Polyester Sanayi AS (A)	5,106	17,163
TAV Havalimanlari Holding AS (A)	6,086	14,875
Tofas Turk Otomobil Fabrikasi AS	4,325	25,130
Turk Hava Yollari AO (A)	25,780	47,722
Turk Telekomunikasyon AS	16,647	10,421
73	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Turkey (continued)
Turk Traktor ve Ziraat Makineleri AS	447	$6,902
Turkcell Iletisim Hizmetleri AS	33,861	50,347
Turkiye Garanti Bankasi AS	53,299	42,717
Turkiye Petrol Rafinerileri AS (A)	1,496	20,880
Turkiye Sise ve Cam Fabrikalari AS	15,535	13,882
Turkiye Vakiflar Bankasi TAO, Class D (A)	34,357	8,306
Ulker Biskuvi Sanayi AS	4,197	4,501
Vestel Elektronik Sanayi ve Ticaret AS	3,881	6,311
Yapi ve Kredi Bankasi AS	46,073	11,900
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	10,687	8,059
Zorlu Enerji Elektrik Uretim AS (A)	63,428	6,935
Ukraine 0.0%		19,592
Kernel Holding SA	2,666	19,592
United Arab Emirates 1.0%		1,786,351
Abu Dhabi Commercial Bank PJSC	47,426	139,097
Abu Dhabi Islamic Bank PJSC	58,582	141,331
Abu Dhabi National Oil Company for Distribution PJSC	40,263	45,205
Agthia Group PJSC	7,185	9,536
Air Arabia PJSC (A)	91,308	40,912
Ajman Bank PJSC (A)	106,389	24,135
Aldar Properties PJSC	93,124	106,428
Aramex PJSC	37,355	40,800
Arkan Building Materials Company (A)	55,892	18,473
Dana Gas PJSC	170,647	49,327
Deyaar Development PJSC (A)	272,075	34,598
Dubai Financial Market PJSC	65,925	42,047
Dubai Investments PJSC	82,070	50,516
Dubai Islamic Bank PJSC	18,778	31,208
Emaar Development PJSC (A)	31,923	37,344
Emaar Properties PJSC	78,753	109,088
Emirates Integrated Telecommunications Company PJSC	30,997	55,466
Emirates NBD Bank PJSC	18,063	70,465
Emirates Telecommunications Group Company PJSC	37,598	359,077
First Abu Dhabi Bank PJSC	55,434	312,384
Gulf Pharmaceutical Industries PSC (A)	43,334	17,133
RAK Properties PJSC (A)	63,646	13,447
Ras Al Khaimah Ceramics	21,048	18,257
SHUAA Capital PSC	124,409	20,077
United States 0.1%		192,168
Nexteer Automotive Group, Ltd.	54,000	54,085

Parade Technologies, Ltd.	2,000	138,083
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	74

	Shares	Value

Preferred securities 1.2%		$2,279,246
(Cost $1,692,242)
Brazil 1.1%		2,027,271
Alpargatas SA	4,423	22,023
Banco ABC Brasil SA	5,383	16,181
Banco Bradesco SA	68,647	268,912
Banco do Estado do Rio Grande do Sul SA, B Shares	6,855	13,246
Banco Inter SA (B)	9,109	11,909
Centrais Eletricas Brasileiras SA, B Shares	3,254	21,612
Centrais Eletricas Santa Catarina	900	10,999
Cia de Saneamento do Parana	48,343	37,442
Cia de Transmissao de Energia Eletrica Paulista	8,072	38,229
Cia Energetica de Minas Gerais	30,058	73,861
Cia Energetica de Sao Paulo, B Shares	8,098	35,727
Cia Ferro Ligas da Bahia	1,876	16,034
Cia Paranaense de Energia, B Shares	40,000	53,448
Gerdau SA	18,000	89,277
Itau Unibanco Holding SA	44,280	217,377
Marcopolo SA	33,745	18,883
Petroleo Brasileiro SA	142,938	939,597
Randon SA Implementos e Participacoes	12,025	24,544
Taurus Armas SA (A)	3,300	14,319
Unipar Carbocloro SA, B Shares	2,201	40,165
Usinas Siderurgicas de Minas Gerais SA, A Shares	22,459	63,486
Chile 0.1%		145,540
Coca-Cola Embonor SA, B Shares	18,333	22,202
Embotelladora Andina SA, B Shares	17,785	38,729
Sociedad Quimica y Minera de Chile SA, B Shares	1,274	84,609
Colombia 0.0%		68,006
Bancolombia SA	4,585	40,528
Grupo Argos SA	4,425	10,891
Grupo Aval Acciones y Valores SA	61,605	16,587
Philippines 0.0%		9,953
Cebu Air, Inc., 6.000%	11,227	9,953
Taiwan 0.0%		4,447
China Development Financial Holding Corp. (A)	13,378	4,447
Thailand 0.0%		24,029

U City PCL (A)	711,900	24,029
Rights 0.0%		$2,989
(Cost $0)
Americanas SA (Expiration Date: 3-4-22; Strike Price: BRL 23.73) (A)	122	321
75	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Mercuries Life Insurance Company, Ltd. (Expiration Date: 3-14-22; Strike Price: TWD 8.20) (A)	9,090	$217
Samsung Biologics Company, Ltd. (Expiration Date: 4-11-22; Strike Price: KRW 639,000.00) (A)	6	699
Taihan Electric Wire Company, Ltd. (Expiration Date: 3-11-22; Strike Price: KRW 1,295.00) (A)	6,905	1,752
Warrants 0.0%		$178
(Cost $0)
Marisa Lojas SA (Expiration Date: 11-15-22; Strike Price: BRL 3.62) (A)	2,133	178

	Yield (%)	Shares	Value
Short-term investments 0.3%			$676,093
(Cost $675,437)
Short-term funds 0.3%			676,093
John Hancock Collateral Trust (F)	0.0896(G)	67,599	676,093

Total investments (Cost $147,856,128) 99.6%	$188,234,691
Other assets and liabilities, net 0.4%	664,811
Total net assets 100.0%	$188,899,502

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
BRL	Brazilian Real
KRW	Korean Won
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 2-28-22.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 2-28-22.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	76

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	6	Long	Mar 2022	$1,402,124	$1,310,400	$(91,724)
						$(91,724)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-28-22, the aggregate cost of investments for federal income tax purposes was $149,780,068. Net unrealized appreciation aggregated to $38,362,899, of which $79,371,829 related to gross unrealized appreciation and $41,008,930 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
77	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew G. Arnott

__________________

Andrew G. Arnott President

Date: April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew G. Arnott

__________________

Andrew G. Arnott President

Date: April 21, 2022

/s/ Charles A. Rizzo

___________________

Charles A. Rizzo

Chief Financial Officer

Date: April 21, 2022